UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04415

College Retirement Equities Fund

(Exact name of registrant as specified in charter)

730 Third Avenue

New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Boulevard

Charlotte, North Carolina 28262

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1.	Reports to Stockholders.

December 31, 2024
College Retirement
Equities Fund
Account Name Class R4 Class R3 Class R2 Class R1
CREF Stock Account QCSTFX QCSTIX QCSTPX QCSTRX
CREF Global Equities Account QCGLFX QCGLIX QCGLPX QCGLRX
CREF Growth Account QCGRFX QCGRIX QCGRPX QCGRRX
CREF Equity Index Account QCEQFX QCEQIX QCEQPX QCEQRX
CREF Core Bond Account QCBMFX QCBMIX QCBMPX QCBMRX
CREF Inflation-Linked Bond Account QCILFX QCILIX QCILPX QCILRX
CREF Social Choice Account QSCCFX QCSCIX QCSCPX QCSCRX
CREF Money Market Account QCMMFX QCMMIX QCMMPX QCMMRX

Table of Contents
Letter to CREF Participants 3
About the Accounts’ Benchmarks 5
Portfolio Managers’ Comments 7
Account Performance 12
Expense Examples 27
Report of Independent Registered Public Accounting Firm 29
Summary Portfolio of Investments 30
Statement of Assets and Liabilities 52
Statement of Operations 54
Statement of Changes in Net Assets 56
Financial Highlights 60
Notes to Financial Statements 76
Additional Account Information 92
Trustees and Officers 93
Additional Information About Index Providers 95

Letter to CREF Participants
3
Colbert Narcisse
Staying on course to achieve long-term goals
Without a doubt, 2024 was another good year for the financial markets with stocks and bonds posting solid gains. Yet, how 2025 will unfold in the capital markets remains somewhat uncertain. Questions regarding how new policy initiatives from the White House will affect investor sentiment, and what effect ongoing U.S.
Federal Reserve actions will have on global economic growth remain front and center.
In unsettled times such as these, investors should be reminded of key investment principles. Financial markets can be unpredictable due to political or economic shifts that may impact the future direction, so it is important to have a long-term financial plan and to stay on course during inevitable periods of uncertainty and change. As such, we believe that the patience and discipline to remain invested in a diversified and well-balanced portfolio of different asset classes can help investors work toward those long-term objectives. Nevertheless, please keep in mind that past performance cannot guarantee future results, and diversification does not guarantee against market losses.
Overview of the markets and economy
U.S. and international stock markets advanced for the twelve-month period as economies generally grew and the rate of inflation slowed. Both the U.S. economy and the economy of the 20-nation euro area expanded during the period with the pace of growth accelerating during the third quarter of 2024. China’s economy also grew but momentum slowed as the year progressed amid weak domestic demand and a persistent real estate downturn. Major global central banks lowered interest rates in 2024 as the pace of inflation eased. The U.S. Federal Reserve lowered the federal funds target rate to 4.25%–4.50% in a series of decreases in the latter part of the year. The European Central Bank lowered its suite of benchmark rates on multiple occasions in 2024, while the Bank of England decreased its benchmark rate twice to 4.75%.
Stocks and bonds posted gains
For the twelve-month period, U.S. stocks, as represented by the Russell 3000®
Index, gained 23.8%. International equities, as measured by the MSCI EAFE®
Index, advanced 3.8%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 1.3%. Yields on
U.S. fixed-income securities rose across longer-term maturities. However, short-
term maturities declined. (Bond yields move in the opposite direction of prices.)
CREF performance review
In a positive year for most financial markets, all CREF Accounts posted gains.
Overall, stocks outperformed bonds, and U.S. equities outperformed international stocks. Account performance was mixed when compared to their respective benchmarks for the twelve-month period. All account returns are for Class R3.
The Growth Account returned 32.0% but trailed the Russell 1000® Growth Index.
The passively managed Equity Index Account gained 23.5%. The Global Equities
Account rose 19.1% and exceeded the return of the MSCI All Country World Index
(MSCI ACWI). The Stock Account gained 16.6% and outperformed the Morningstar
Aggressive Target Risk Index but lagged its Composite benchmark. The Social
Choice Account, which excludes certain stocks and bonds due to environmental, social and governance criteria, advanced 8.9% and outperformed the Morningstar
Moderate Target Risk Index but underperformed its Composite benchmark.

Letter to CREF Participants
(continued)
4
Among fixed-income accounts, the Inflation-Linked Bond Account advanced 3.4%, outpacing the Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1–10 Year Index. The Core Bond Account rose 2.4%, surpassing the Bloomberg U.S.
Aggregate Bond Index. The Money Market Account gained 5.1% and exceeded the iMoneyNet Money Fund Averages™—All
Government.
TIAA is here to help
If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a
TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to assist you.
Best regards,
Colbert G. Narcisse
President and Chief Executive Officer of CREF

5
About the Accounts’ Benchmarks
CREF Stock Account
The Account’s composite benchmark is a weighted average of two unmanaged indexes: The Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market
Index (IMI), which measures the performance of large and mid-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.
The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a
95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.
CREF Global Equities Account
The Account’s benchmark is the MSCI All Country World Index (ACWI): An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Growth Account
The Account’s benchmark is the Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Equity Index Account
The Account’s benchmark is the Russell 3000 Index: An index designed to measure the performance of the stocks of the
3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Core Bond Account
The Account’s benchmark is the Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the
USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Inflation-Linked Bond Account
The Account’s benchmark is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index: An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Social Choice Account
The Account’s composite benchmark is a weighted average of three unmanaged indexes: The S&P 500® Index, which is generally considered a representative of the U.S. equity market; Bloomberg U.S. Aggregate Bond Index, which measures the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market; and the MSCI EAFE® Index, which measures the performance of large and mid-cap securities across 21 developed market countries, excluding the United
States and Canada.
The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice
Account.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’
latest prospectus.

About the Accounts’ Benchmarks
(continued)
6
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of
S&P Global.

Portfolio Managers’ Comments
7
Stock Account
Performance for the twelve months ended December 31, 2024
The Stock Account returned 16.60% for the year, compared with the 17.11% return of the CREF Stock Account Composite
Index. (All returns for the Account are for Class R3.)
The CREF Stock Account Composite Index is a weighted average of the Russell 3000® Index and the MSCI All Country World
(ACWI) ex USA Investable Market Index (IMI).
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2024.
Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased modestly from 3.7% in January 2024 to 4.1% in December. Core inflation, which includes all items except food and energy, rose 3.2% for the twelve months ended December 31, 2024—tapering off from the 3.9% rise in December 2023. The U.S. Federal Reserve responded to easing inflation by lowering the federal funds target rate three times in the last few months of 2024, decreasing the key short-term interest-rate measure to 4.25%–4.50%. Crude oil prices fluctuated during the year but ended the period slightly lower.
International stocks in both developed- and emerging-markets countries gained ground over the twelve-month period, while economies around the world generally expanded. The economy of the 20-nation euro area grew modestly on a year-over-year basis in the first and second quarters of 2024 before gaining momentum in the third quarter. China’s economy expanded but at a decelerating pace amid muted domestic demand and persistent concerns over the country’s struggling real estate sector.
Major central banks around the world decreased interest rates in 2024 amid evidence that inflation was moderating. The
European Central Bank lowered its suite of benchmark rates on multiple occasions in 2024. The Bank of England decreased its benchmark rate twice to 4.75%.
Account trailed its composite benchmark
The Account’s management team utilizes a combination of investment disciplines—fundamental active, quantitative
(mathematical) management and analyst-managed research portfolios—as well as a diversified mix of underlying sub-
strategies across investment styles, which, in turn, invest in both domestic and foreign stocks.
For the twelve-month period, the Account underperfomed its composite benchmark on a net of fees basis, while performing generally in line on a gross of fees basis. Results were primarily due to strength in the U.S., international developed, and global portions of the portfolio, while the emerging markets (EM) sub-strategies detracted in aggregate. Outperformance in the U.S. was driven by the analyst-managed research portfolio, followed by strong relative performance by the quantitative sub-strategies which continue to generate a positive rate of uncorrelated excess return for the Account. This outperformance was enough to offset underperformance from the actively-managed strategies in the U.S., which detracted in aggregate. The positive contribution from the international and global portion of the portfolio was also led by the analyst-managed research sub-strategies, with outperformance from the actively-managed global sub-strategy as well. Meanwhile, both the actively managed and research portfolios in EM underperformed for the year, which offset the positive results elsewhere within the
Account.
The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current
CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.
Global Equities Account
Performance for the twelve months ended December 31, 2024
The Global Equities Account returned 19.08% for the year, compared with the 17.49% return of its benchmark, the MSCI All
Country World Index. (All returns for the Account are for Class R3.)

Portfolio Managers’ Comments
(continued)
8
International stocks in both developed- and emerging-markets countries gained ground over the twelve-month period, while economies around the world generally expanded. The economy of the 20-nation euro area grew modestly on a year-over-year basis in the first and second quarters of 2024 before gaining momentum in the third quarter. China’s economy expanded but at a decelerating pace amid muted domestic demand and persistent concerns over the country’s struggling real estate sector.
Major central banks around the world decreased interest rates in 2024 amid evidence that inflation was moderating. The U.S.
Federal Reserve lowered the federal funds target rate to 4.25%–4.50% in a series of decreases in the last few months of the year. The European Central Bank lowered its suite of benchmark rates on multiple occasions in 2024. The Bank of England decreased its benchmark rate twice to 4.75%.
Account surpassed its benchmark
For the twelve-month period, the Account outperformed its benchmark on the strength of numerous allocation decisions, led by an overweight position in technology firm NVIDIA. NVIDIA’s stock benefited from strong demand for its semiconductors used in artificial intelligence (AI) systems. The next-largest contributors were overweight positions in global technology solutions provider Broadcom, which performed strongly, and Taiwan Semiconductor Manufacturing Company.
Conversely, the largest detractor was an overweight position in Japanese semiconductor company SUMCO, followed by an out-of-benchmark position in Japanese software testing firm SHIFT. Both companies struggled in 2024. An underweight allocation to electric vehicle manufacturer Tesla also hampered relative performance.
The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current
CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.
Growth Account
Performance for the twelve months ended December 31, 2024
The Growth Account returned 32.01% for the year, compared with the 33.36% return of its benchmark, the Russell 1000®
Growth Index. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2024.
Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased modestly from 3.7% in January 2024 to 4.1% in December. Core inflation, which includes all items except food and energy, rose 3.2% for the twelve months ended December 31, 2024—tapering off from the 3.9% rise in December 2023. The U.S. Federal Reserve responded to easing inflation by lowering the federal funds target rate three times in the last few months of 2024, decreasing the key short-term interest-rate measure to 4.25%–4.50%. Crude oil prices fluctuated during the year but ended the period slightly lower.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned 23.81% for the period. Large cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Account trailed its benchmark
Nearly all of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Utilities (up
98.9%), which is the smallest sector in the benchmark, performed best. Communication services (up 48.2%) was next in line. Information technology (up 40.7%)—the largest sector, representing more than 45.0% of the benchmark’s total market capitalization on December 31, 2024—contributed over 50.0% of the index’s return. Together, these three sectors represented nearly 60% of the benchmark’s total market capitalization on December 31, 2024. Real estate (down 2.3%) was the worst performer as higher interest rates impacted affordability and reduced buyer demand.
For the twelve-month period, the Account trailed its benchmark. The largest detractor was an overweight position in airplane manufacturer Boeing Company, which experienced delays in new aircraft deliveries and negative public perception stemming from safety concerns. Next in line was an out-of-benchmark position in poorly performing global health care company Novo
Nordisk and an underweight allocation to electric vehicle manufacturer Tesla.
Conversely, the top contributor was an overweight position in NVIDIA, a technology firm that benefited from strong demand for its semiconductors used in artificial intelligence (AI) systems. The next-largest contributors were overweight positions in strongly performing global technology solutions provider Broadcom, and Meta Platforms (Facebook), which continued to report profits in digital advertising.

9
Portfolio Managers’ Comments
Equity Index Account
Performance for the twelve months ended December 31, 2024
The Equity Index Account returned 23.52% for the year, compared with the 23.81% return of its benchmark, the Russell 3000®
Index. (All returns for the Account are for Class R3.)
For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2024.
Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased modestly from 3.7% in January 2024 to 4.1% in December. Core inflation, which includes all items except food and energy, rose 3.2% for the twelve months ended December 31, 2024—tapering off from the 3.9% rise in December 2023. The U.S. Federal Reserve responded to easing inflation by lowering the federal funds target rate three times in the last few months of 2024, decreasing the key short-term interest-rate measure to 4.25%–4.50%. Crude oil prices fluctuated during the year but ended the period slightly lower.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned 23.81% for the period. Large cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
All benchmark sectors advanced
All of the eleven industry sectors in the Russell 3000 Index posted gains for the twelve months. Communication services
(up 39.4%) produced the strongest increase. Information technology (up 35.4%)—the benchmark’s largest sector—
contributed more than one-third of the index’s total return. The next-best performers were financials (up 30.3%) and consumer discretionary (up 27.5%). Together, these four sectors accounted for more than 60.0% of the index’s total market capitalization on December 31, 2024. The worst performer was materials (up 0.7%), which was hampered by a slowdown in demand and higher interest rates.
For the twelve-month period, four of the five largest stocks in the Russell 3000 Index generated impressive gains that exceeded the overall return of the benchmark. Technology company NVIDIA performed especially well, surging on robust demand for its semiconductors that perform artificial intelligence (AI) tasks. Next in line was Amazon.com, followed by
Alphabet (the parent company of Google) and Apple. Microsoft posted a positive return, but it trailed the performance of the benchmark.
Core Bond Account
Performance for the twelve months ended December 31, 2024
The Core Bond Account returned 2.35% for the year, compared with the 1.25% return of its benchmark, the Bloomberg U.S.
Aggregate Bond Index. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2024.
Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased modestly from 3.7% in January 2024 to 4.1% in December. Core inflation, which includes all items except food and energy, rose 3.2% for the twelve months ended December 31, 2024—tapering off from the 3.9% rise in December 2023. Crude oil prices fluctuated during the year but ended the period slightly lower.
Major central banks around the world decreased interest rates in 2024 amid evidence that inflation was moderating. The
U.S. Federal Reserve lowered the federal funds target rate to 4.25%–4.50% in a series of decreases in the last few months of the year. Yields on U.S. Treasury bonds rose across longer-term maturities. However, short-term maturities declined. (Bond yields move in the opposite direction of prices.) The European Central Bank lowered its suite of benchmark rates on multiple occasions in 2024. The Bank of England decreased its benchmark rate twice to 4.75%.
Account surpassed its benchmark
All sectors in the Bloomberg U.S. Aggregate Bond Index posted gains for the twelve-month period. U.S. Treasuries, the largest sector accounting for 42.8% of the index’s total market capitalization at year-end, returned 0.6%. Mortgage-backed securities
(MBS), the second-largest sector with a weighting of 25.5%, advanced 1.2%. Corporate bonds—the third-largest sector at
24.6%—gained 2.1%. Among smaller sectors in the benchmark, asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS) performed best, returning 5.0% and 4.7%, respectively.

Portfolio Managers’ Comments
(continued)
10
For the twelve-month period, the Account outperformed its benchmark, primarily due to asset allocation and security selection decisions—which lifted the Account’s relative return. In particular, overweight positions in corporate bonds (including small positions in high yield and emerging markets) and non-agency MBS, and a corresponding underweight to U.S. Treasuries, proved beneficial. Allocations to CMBS, emerging-markets debt and ABS also contributed. Favorable security selection, especially within the CMBS, MBS and ABS sectors also bolstered the Account’s performance relative to the benchmark.
While the Account’s duration and yield curve positioning as a whole were not meaningful contributors during the period, the underweight position in the two-year segment of the yield curve was a slight detractor.
Inflation-Linked Bond Account
Performance for the twelve months ended December 31, 2024
The Inflation-Linked Bond Account returned 3.43% for the year, compared with the 3.09% return of its benchmark, the
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2024.
Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased modestly from 3.7% in January 2024 to 4.1% in December. Core inflation, which includes all items except food and energy, rose 3.2% for the twelve months ended December 31, 2024—tapering off from the 3.9% rise in December 2023. Crude oil prices fluctuated during the year but ended the period slightly lower.
Major central banks around the world decreased interest rates in 2024 amid evidence that inflation was moderating. The
U.S. Federal Reserve lowered the federal funds target rate to 4.25%–4.50% in a series of decreases in the last few months of the year. Yields on U.S. Treasury bonds rose across longer-term maturities. However, short-term maturities declined. (Bond yields move in the opposite direction of prices.) The European Central Bank lowered its suite of benchmark rates on multiple occasions in 2024. The Bank of England decreased its benchmark rate twice to 4.75%.
Account surpassed its benchmark
For the twelve-month period, the TIPS 1-10 Year Index outperformed the 1.25% return of the broad U.S. investment-grade fixed-
rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index.
Bond yields were mixed in 2024 as short-term maturities declined while long-term maturities rose. Investors anxiously awaited U.S. interest rate cuts for most of the year and were rewarded with a series of reductions starting in September amid easing inflation data. Against this backdrop, the major segments of the fixed-income market, including TIPS, finished 2024 in positive territory.
For the twelve-month period, the Account outperformed its benchmark. The Account’s return includes a deduction for expenses, while the benchmark’s does not. Favorable yield curve positioning and out-of-benchmark allocations in the commercial mortgage-backed securities, mortgage-backed securities and corporate bond sectors drove relative results. By contrast, a small allocation to cash modestly detracted from performance.
Social Choice Account
Performance for the twelve months ended December 31, 2024
The Social Choice Account returned 8.87% for the year, compared with the 10.85% return of the CREF Social Choice Account
Composite Index. (All returns for the Account are for Class R3.)
The CREF Social Choice Account Composite Index is a weighted average of the S&P 500® Index, the Bloomberg U.S.
Aggregate Bond Index and the MSCI EAFE® Index.
The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its ESG criteria, the Account did not invest in a number of stocks that were included in the S&P 500 Index and the MSCI
EAFE Index. Avoiding these companies produced mixed results, but the net effect was that the Account underperformed its benchmark for the twelve-month period.
Relative to the S&P 500 Index, the performance of the Account’s domestic equity component was hurt most by the exclusion of global technology solutions provider Broadcom, Meta Platforms (Facebook) and Amazon.com. Conversely, avoiding
Johnson & Johnson, semiconductor company Advanced Micro Devices and airplane manufacturer Boeing Company helped most. Compared to the MSCI EAFE Index, the Account’s international holdings were hurt most by avoiding Japanese technology company Hitachi, Mitsubishi UFJ Financial Group and Sumitomo Mitsui Financial Group. Alternatively, omitting luxury goods firm
LVMH Moet Hennessy Louis Vuitton, metals and mining company BHP Group and global auto manufacturer Stellantis was most beneficial.

11
Portfolio Managers’ Comments
Account trailed its benchmark
To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.
Relative to the S&P 500 Index, the Account’s domestic equity holdings were most negatively impacted by overweight positions in technology company Intel, athletic apparel retailer lululemon athletica and computer software firm Adobe. In contrast, overweight positions in technology firm NVIDIA and video streaming service Netflix, as well as an underweight position in pharmaceutical company Merck, made the largest contributions to the Account’s performance relative to its benchmark.
Compared with the MSCI EAFE Index, overweight positions in engineering services firm Neste, wind turbine manufacturer
Vestas Wind Systems and mining services company Mineral Resources detracted most. On the plus side, the top contributors to relative performance were underweight positions in energy companies TotalEnergies and Shell, as well as biopharmaceutical firm AstraZeneca.
The Account’s fixed-income component outperformed the Bloomberg U.S. Aggregate Bond Index, primarily due to positioning across mortgage-backed securities and an overweight in the corporate bond sector. Account holdings in the commercial mortgage-backed securities sector also benefited.

CREF Stock Account
12
Performance as of December 31, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2024. For the purpose of comparison, the graph also shows the change in the values of the Account's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Stock Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 16 .78% 10 .36%
†
9 .68%
†
0 .100%
Class R3 7/31/1952 16 .60 10 .28 9 .64 0 .255
Class R2 4/24/2015 16 .53 10 .22 9 .57
†
0 .320
Class R1 4/24/2015 16 .36 10 .05 9 .36
†
0 .485
Broad market index
Morningstar Aggressive Target Risk Index
– 12 .50 8 .25 8 .55 –
CREF Stock Account Composite Index
‡
– 17 .11 10 .63 10 .12 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
As of the close of business on December 31, 2024, the CREF Stock Account Composite Index consisted of: 65.0% Russell 3000® Index and 35.0% MSCI ACWI ex USA IMI. The
Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

13
CREF Stock Account
Account statistics Portfolio composition Holdings by country as of 12/31/2024
Account net assets $
125.32
billion
Total number of holdings 7,979
Portfolio turnover (%) 41%
Total management fees
paid for the year (amount
in thousands) $120,085
% of total investments
as of 12/31/2024
Information technology 24.6
Financials 17.0
Consumer discretionary 11.5
Industrials 11.1
Health care 10.0
Communication services 6.4
Consumer staples 5.5
Energy 4.0
Materials 4.0
Utilities 2.5
Real estate 2.5
Government bonds 0.0
Short-term investments 0.5
Investments purchased with collateral
from securities lending 0.4
% of total investments
as of 12/31/2024
United States 66.3
Japan 5.3
United Kingdom 2.7
Taiwan 2.6
China 2.5
Canada 2.3
France 2.0
Germany 1.9
India 1.9
Australia 1.3
61 other nations 10.3
Short-term investments 0.5
Investments purchased with
collateral from securities lending 0.4

CREF Global Equities Account
14
Performance as of December 31, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Global Equities Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 19 .27% 11 .38%
†
9 .68%
†
0 .095%
Class R3 5/1/1992 19 .08 11 .30 9 .64 0 .250
Class R2 4/24/2015 19 .01 11 .23 9 .57
†
0 .315
Class R1 4/24/2015 18 .84 11 .06 9 .37
†
0 .480
MSCI All Country World Index
– 17 .49 10 .06 9 .23 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

15
CREF Global Equities Account
Account statistics Portfolio composition Holdings by country as of 12/31/2024
Account net assets $
29.97
billion
Total number of holdings 1,860
Portfolio turnover (%) 35%
Total management fees
paid for the year (amount
in thousands) $24,398
% of total investments
as of 12/31/2024
Information technology 28.8
Financials 15.8
Consumer discretionary 11.8
Industrials 9.5
Health care 9.4
Consumer staples 6.2
Communication services 6.1
Materials 4.8
Energy 4.5
Utilities 1.8
Real estate 0.6
Short-term investments 0.5
Investments purchased with collateral
from securities lending 0.2
% of total investments
as of 12/31/2024
United States 69.6
Japan 6.0
Taiwan 3.0
Canada 2.3
China 2.1
United Kingdom 1.9
Germany 1.7
India 1.6
France 1.4
Switzerland 1.3
38 other nations 8.4
Short-term investments 0.5
Investments purchased with
collateral from securities lending 0.2

CREF Growth Account
16
Performance as of December 31, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Growth Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 32 .21% 17 .29%
†
15 .20%
†
0 .070%
Class R3 4/29/1994 32 .01 17 .21 15 .16 0 .225
Class R2 4/24/2015 31 .92 17 .14 15 .09
†
0 .290
Class R1 4/24/2015 31 .74 16 .96 14 .87
†
0 .455
Russell 1000® Growth Index
– 33 .36 18 .96 16 .78 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

17
CREF Growth Account
Account statistics Portfolio composition
as of 12/31/2024
Account net assets $
41.46
billion
Total number of holdings 80
Portfolio turnover (%) 22%
Total management fees
paid for the year (amount
in thousands) $18,596
% of total investments
as of 12/31/2024
Information technology 46.2
Consumer discretionary 16.5
Communication services 13.9
Financials 8.0
Health care 7.1
Industrials 4.3
Consumer staples 2.6
Materials 0.9
Energy 0.2
Short-term investments 0.3

CREF Equity Index Account
18
Performance as of December 31, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Equity Index Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 23 .71% 13 .77%
†
12 .38%
†
0 .030%
Class R3 4/29/1994 23 .52 13 .69 12 .34 0 .185
Class R2 4/24/2015 23 .45 13 .62 12 .27
†
0 .250
Class R1 4/24/2015 23 .27 13 .45 12 .06
†
0 .415
Russell 3000® Index
– 23 .81 13 .86 12 .55 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

19
CREF Equity Index Account
Account statistics Portfolio composition
as of 12/31/2024
Account net assets $
25.61
billion
Total number of holdings 2,762
Portfolio turnover (%) 2%
Total management fees
paid for the year (amount
in thousands) $2,202
% of total investments
as of 12/31/2024
Information technology 29.8
Financials 14.2
Consumer discretionary 11.4
Health care 10.3
Industrials 9.4
Communication services 8.7
Consumer staples 5.2
Energy 3.3
Real estate 2.6
Materials 2.3
Utilities 2.2
Short-term investments 0.3
Investments purchased with collateral
from securities lending 0.3

CREF Core Bond Account
20
Performance as of December 31, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day
SEC yield information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Core Bond Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 2 .51% 0 .22%
†
1 .77%
†
0 .095%
Class R3 3/1/1990 2 .35 0 .15 1 .73 0 .250
Class R2 4/24/2015 2 .28 0 .09 1 .66
†
0 .315
Class R1 4/24/2015 2 .14 - 0 .07 1 .47
†
0 .480
Bloomberg U.S. Aggregate Bond Index
– 1 .25 - 0 .33 1 .35 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

21
CREF Core Bond Account
Account statistics Portfolio composition Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
as of 12/31/2024
Account net assets $
11.03
billion
Total number of issues 1,779
Portfolio turnover (%) 99%
Total management fees
paid for the year (amount
in thousands) $7,902
% of total investments
as of 12/31/2024
Government bonds 52.4
Corporate bonds 30.0
Structured assets 15.2
Bank loan obligations 0.2
Preferred stocks 0.0
Investments purchased with collateral
from securities lending 0.2
Short-term investments 2.0
% of total investments
as of 12/31/2024
Aaa/AAA 7.1
Aa/AA 51.7
A/A 15.7
Baa/BBB 21.4
Ba/BB 2.0
B/B 0.6
Below B/B 0.1
Non-rated 1.4

CREF Inflation-Linked Bond Account
22
Performance as of December 31, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Inflation-Linked Bond Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 3 .59% 2 .95%
†
2 .50%
†
0 .060%
Class R3 5/1/1997 3 .43 2 .88 2 .46 0 .215
Class R2 4/24/2015 3 .36 2 .82 2 .40
†
0 .280
Class R1 4/24/2015 3 .22 2 .66 2 .20
†
0 .445
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index
– 3 .09 2 .69 2 .53 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

23
CREF Inflation-Linked Bond Account
Account statistics Portfolio composition Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
as of 12/31/2024
Account net assets $
7.14
billion
Total number of issues 185
Portfolio turnover (%) 32%
Total management fees
paid for the year (amount
in thousands) $2,605
% of total investments
as of 12/31/2024
Government bonds 92.7
Structured assets 4.4
Corporate bonds 2.4
Bank loan obligations 0.3
Investment companies 0.1
Investments purchased with collateral
from securities lending 0.1
Short-term investments 0.0
% of total investments
as of 12/31/2024
Aaa/AAA 2.2
Aa/AA 92.1
A/A 0.8
Baa/BBB 2.8
Ba/BB 1.3
B/B 0.1
Non-rated 0.7

CREF Social Choice Account
24
Performance as of December 31, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2024. For the purpose of comparison, the graph also shows the change in the values of the Account's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Social Choice Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 9 .04% 6 .28%
†
6 .67%
†
0 .065%
Class R3 3/1/1990 8 .87 6 .20 6 .63 0 .220
Class R2 4/24/2015 8 .80 6 .14 6 .56
†
0 .285
Class R1 4/24/2015 8 .65 5 .98 6 .36
†
0 .450
Broad market index
Morningstar Moderate Target Risk Index
– 8 .27 5 .37 6 .05 –
CREF Social Choice Account Composite Index
‡
– 10 .85 6 .75 6 .91 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
As of the close of business on December 31, 2024, the CREF Social Choice Composite Index consisted of: 42.0% S&P 500® Index, 40.0% Bloomberg U.S. Aggregate Bond Index
and 18.0% MSCI EAFE® Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

25
CREF Social Choice Account
Account statistics Portfolio composition
as of 12/31/2024
Account net assets $
21.01
billion
Equity segment
Total number of holdings 1,548
Fixed-income segment
Total number of issues 1,044
Portfolio turnover (%) 102%
Total management fees
paid for the year (amount
in thousands) $9,559
% of total investments
as of 12/31/2024
Equity Investments 58.8
Fixed-income securities 40.2
Short-term investments 0.4
Investments purchased with collateral
from securities lending 0.6

CREF Money Market Account
26
Account profile Portfolio composition
as of 12/31/2024
Account net assets $
9.75
billion
Total number of issues 64
Total management fees
paid for the year (amount
in thousands) $1,064
% of total investments
as of 12/31/2024
Repurchase agreements 41.1
U.S. Treasury securities* 24.3
U.S. government agency securities* 20.4
Variable rate securities, government 14.2
* These securities are guaranteed by the full faith and
credit of the U.S. government.

27
Expense Examples
All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars)
and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.
The examples are based on an investment of $10,000 invested at the beginning and held for the entire reporting period.
The examples are also based on each Account’s actual expenses, which may vary from the expense rates shown in CREF’s prospectus.
What were the Accounts' costs for the last year?
(based on a hypothetical $10,000 investment)
Stock Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $11 0.11%
Class R3 $27 0.27%
Class R2 $33 0.33%
Class R1 $47 0.47%
Global Equities Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $10 0.10%
Class R3 $26 0.26%
Class R2 $32 0.32%
Class R1 $46 0.46%
Growth Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $7 0.07%
Class R3 $22 0.22%
Class R2 $28 0.28%
Class R1 $42 0.42%
Equity Index Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $3 0.03%
Class R3 $18 0.18%
Class R2 $24 0.24%
Class R1 $38 0.38%
Core Bond Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $9 0.09%
Class R3 $25 0.25%
Class R2 $31 0.31%
Class R1 $45 0.45%
Inflation-Linked Bond Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $5 0.05%
Class R3 $21 0.21%
Class R2 $27 0.27%
Class R1 $41 0.41%

Expense Examples
(continued)
28
Social Choice Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $6 0.06%
Class R3 $22 0.22%
Class R2 $28 0.28%
Class R1 $42 0.42%
Money Market Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $3 0.03%
Class R3 $18 0.18%
Class R2 $25 0.25%
Class R1 $39 0.39%

Report of Independent Registered Public Accounting Firm
29
To the Board of Trustees of College Retirement Equities Fund and Participants of CREF Stock Account, CREF Global Equities
Account, CREF Growth Account, CREF Equity Index Account, CREF Core Bond Account, CREF Inflation-Linked Bond Account, CREF
Social Choice Account and CREF Money Market Account
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of CREF
Stock Account, CREF Global Equities Account, CREF Growth Account, CREF Equity Index Account, CREF Core Bond Account, CREF
Inflation-Linked Bond Account, CREF Social Choice Account and CREF Money Market Account (constituting College Retirement Equities
Fund, hereafter collectively referred to as the "Accounts") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December
31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the
Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 27, 2025
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Stock December 31, 2024
Summary Portfolio of Investments
30
See Notes to Financial Statements
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,917,909 (a) Tesla, Inc $ 1,178,368 1.0%
20,266,570 (a) Toyota Motor Corp 395,710 0.3
Other 1,150,236 0.9
2,724,314 2.2
BANKS
25,957,657 ING Groep NV 406,797 0.3
4,703,317 JPMorgan Chase & Co 1,127,432 0.9
9,356,645 Wells Fargo & Co 657,211 0.5
Other 6,891,840 5.5
9,083,280 7.2
CAPITAL GOODS
1,478,708 Eaton Corp plc 490,739 0.4
3,266,702 Emerson Electric Co 404,842 0.3
2,950,808 Honeywell International, Inc 666,558 0.6
Other 8,821,868 7.0
10,384,007 8.3
COMMERCIAL & PROFESSIONAL SERVICES 1,632,321 1.3
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
14,883,995 (a) Amazon.com, Inc 3,265,400 2.6
1,599,683 Home Depot, Inc 622,261 0.5
3,252,701 TJX Cos, Inc 392,959 0.3
Other 2,062,457 1.7
6,343,077 5.1
CONSUMER DURABLES & APPAREL 2,260,843 1.8
CONSUMER SERVICES
8,812,494 (b) Arcos Dorados Holdings, Inc 64,155 0.1
Other 3,091,325 2.4
3,155,480 2.5
CONSUMER STAPLES DISTRIBUTION & RETAIL
30,099,494 (a),(b) Cia Brasileira de Distribuicao 12,409 0.0
745,893 Costco Wholesale Corp 683,439 0.6
467,986 (a),(b) Guardian Pharmacy Services, Inc 9,481 0.0
10,055,264 Walmart, Inc 908,493 0.8
Other 715,365 0.5
2,329,187 1.9
ENERGY
7,145,018 Exxon Mobil Corp 768,590 0.6
12,791,730 Shell plc 398,731 0.3
Other 3,849,064 3.1
5,016,385 4.0
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
3,625,813 Prologis, Inc 383,248 0.3
Other 2,116,564 1.7
2,499,812 2.0
FINANCIAL SERVICES
1,930,030 American Express Co 572,814 0.5
1,325,825 (a) Berkshire Hathaway, Inc 600,970 0.5
2,148,347 (a) Fiserv, Inc 441,313 0.4
2,092,936 Mastercard, Inc (Class A) 1,102,077 0.8
1,588,123 Visa, Inc (Class A) 501,910 0.3
Other 4,856,932 3.9
8,076,016 6.4
Shares Description 1 1
Value
(000)
% of net
assets
FOOD, BEVERAGE & TOBACCO
3,507,960 Philip Morris International, Inc $ 422,183 0.4%
Other 2,481,400 1.9
2,903,583 2.3
HEALTH CARE EQUIPMENT & SERVICES
4,274,901 Abbott Laboratories 483,534 0.4
867,641 (a) Intuitive Surgical, Inc 452,874 0.4
2,121,317 UnitedHealth Group, Inc 1,073,089 0.9
Other 2,964,504 2.3
4,974,001 4.0
HOUSEHOLD & PERSONAL PRODUCTS
2,935,375 Procter & Gamble Co 492,116 0.4
6,901,928 Unilever plc 392,172 0.3
Other 777,469 0.6
1,661,757 1.3
INSURANCE 3,834,221 3.1
MATERIALS
1,566,149 (a) Linde plc 655,700 0.6
8,870,239 Smurfit WestRock plc 477,751 0.4
Other 3,945,278 3.0
5,078,729 4.0
MEDIA & ENTERTAINMENT
6,423,563 Alphabet, Inc 1,223,303 1.0
5,235,142 Alphabet, Inc (Class A) 991,012 0.8
4,276,464 (b),(c) HUYA, Inc (ADR) 13,129 0.0
2,629,378 Meta Platforms, Inc 1,539,527 1.2
458,185 (a) NetFlix, Inc 408,389 0.3
9,277,325 Tencent Holdings Ltd 495,157 0.4
3,806,002 Walt Disney Co 423,798 0.4
Other 1,543,410 1.2
6,637,725 5.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,198,863 AbbVie, Inc 568,438 0.5
1,141,847 Eli Lilly & Co 881,506 0.7
7,648,775 Novo Nordisk A.S. 659,950 0.5
Other 5,450,636 4.3
7,560,530 6.0
REAL ESTATE MANAGEMENT & DEVELOPMENT 572,579 0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
594,768 ASML Holding NV 416,596 0.3
10,169,150 Broadcom, Inc 2,357,616 1.9
31,079,511 Nvidia Corp 4,173,668 3.3
45,826,146 Taiwan Semiconductor
Manufacturing Co Ltd 1,489,351 1.2
Other 2,982,799 2.4
11,420,030 9.1
SOFTWARE & SERVICES
1,362,763 Accenture plc 479,406 0.4
659,200 (a),(b) Kaonavi, Inc 8,019 0.0
31,862,000 (b),(d) Locaweb Servicos de Internet S.A. 17,082 0.0
11,705,176 Microsoft Corp 4,933,732 4.0
2,458,934 Oracle Corp 409,757 0.4
2,006,280 Salesforce, Inc 670,760 0.5
509,742 (a) ServiceNow, Inc 540,388 0.4
Other 4,050,462 3.2
11,109,606 8.9

31
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description 1 1
Value
(000)
% of net
assets
TECHNOLOGY HARDWARE & EQUIPMENT
21,055,803 (e) Apple, Inc $ 5,272,794 4.2%
10,747,007 Samsung Electronics Co Ltd 383,526 0.3
Other 2,826,352 2.3
8,482,672 6.8
TELECOMMUNICATION SERVICES 1,358,262 1.1
TRANSPORTATION 1,880,877 1.5
UTILITIES
7,200,594 NextEra Energy, Inc 516,211 0.4
Other 2,596,127 2.1
3,112,338 2.5
TOTAL COMMON STOCKS
(Cost $100,834,027) 124,091,632 99.0
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES 195 0.0
$ 200,000
TOTAL GOVERNMENT BONDS
(Cost $209) 195 0.0
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES
BANKS 445,727 0.4
FINANCIAL SERVICES 52,577 0.0
TOTAL INVESTMENT COMPANIES
(Cost $476,161) 498,304 0.4
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
CAPITAL GOODS 23 0.0
CONSUMER SERVICES 1 0.0
FINANCIAL SERVICES 0^ 0.0
HOUSEHOLD & PERSONAL PRODUCTS 14 0.0
MEDIA & ENTERTAINMENT 21 0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1 0.0
SOFTWARE & SERVICES 94 0.0
UTILITIES 102 0.0
TOTAL RIGHTS/WARRANTS
(Cost $534) 256 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $101,310,931) 124,590,387 99.4
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
CERTIFICATE OF DEPOSIT 114,177 0.1
COMMERCIAL PAPER 64,941 0.1
REPURCHASE AGREEMENT 275,000 0.2
VARIABLE RATE SECURITIES 36,001 0.0
Principal Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
(Cost $490,119 ) $ 490,119 0.4%
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 392,021 0.3
REPURCHASE AGREEMENT 25,738 0.0
TREASURY DEBT 161,266 0.2
TOTAL SHORT-TERM INVESTMENTS
(Cost $579,005) 579,025 0.5
a a a a
TOTAL PORTFOLIO
(Cost $102,380,055) 125,659,531 100.3
OTHER ASSETS & LIABILITIES, NET (335,063) (0.3)
NET ASSETS $ 125,324,468 100.0%
ADR American Depositary Receipt
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Affiliated holding
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$1,137,636,109.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,106,284,547 or 0.9% of Total
Investments.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

Summary Portfolio of Investments
(continued)
Stock December 31, 2024
32
See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 172 03/21/25  $ 20,446 $ 19,348 $ (1,098)
S&P 500 E-Mini Index 1,233 03/21/25 377,837 365,939 (11,898)
S&P Mid-Cap 400 E-Mini Index 95 03/21/25 31,512 29,894 (1,618)
Total 1,500   $ 429,795  $ 415,181  $ (14,614)

33
See Notes to Financial Statements
Global Equities December 31, 2024
Summary Portfolio of Investments
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUSTRALIA
167,803,319 (a),(b) Tamboran Resources Ltd $ 15,060 0.1%
Other 282,793 0.9
297,853 1.0
BELGIUM 68,276 0.2
BRAZIL 245,230 0.8
CANADA
2,013,142 (b) Shopify, Inc (Class A) 214,262 0.7
Other 476,171 1.6
690,433 2.3
CHILE 5,443 0.0
CHINA 637,777 2.1
COLOMBIA 849 0.0
CZECH REPUBLIC 1,680 0.0
DENMARK
2,318,508 Novo Nordisk A.S. 200,045 0.6
Other 109,653 0.4
309,698 1.0
EGYPT 710 0.0
FINLAND 14,392 0.1
FRANCE 423,961 1.4
GERMANY 515,119 1.7
GREECE 4,457 0.0
HONG KONG 57,034 0.2
HUNGARY 1,994 0.0
INDIA 470,261 1.6
INDONESIA 40,779 0.2
IRELAND 90,786 0.3
ISRAEL 10,277 0.0
ITALY 182,902 0.6
JAPAN
2,550,900 Advantest Corp 145,041 0.5
11,359,120 (b) Hitachi Ltd 278,185 0.9
1,750,100 Recruit Holdings Co Ltd 121,646 0.4
7,745,725 Sony Corp 163,245 0.5
4,995,303 Sumitomo Mitsui Financial Group,
Inc 119,888 0.4
7,082,110 (b) Toyota Motor Corp 138,280 0.5
Other 828,448 2.8
1,794,733 6.0
KOREA, REPUBLIC OF
3,329,995 Samsung Electronics Co Ltd 118,837 0.4
Other 101,044 0.3
219,881 0.7
KUWAIT 5,503 0.0
LUXEMBOURG 263 0.0
MALAYSIA 16,606 0.1
Shares Description 1 1
Value
(000)
% of net
assets
MEXICO $ 85,236 0.3%
NETHERLANDS
8,293,974 ING Groep NV 129,980 0.5
Other 191,058 0.6
321,038 1.1
NORWAY 29,761 0.1
PERU 1,647 0.0
PHILIPPINES 9,769 0.0
POLAND 8,749 0.0
PORTUGAL 14,337 0.1
QATAR 8,312 0.0
ROMANIA 905 0.0
RUSSIA 2 0.0
SAUDI ARABIA 67,187 0.2
SINGAPORE 39,207 0.1
SOUTH AFRICA 66,266 0.2
SPAIN 204,540 0.7
SWEDEN 59,951 0.2
SWITZERLAND 371,950 1.3
TAIWAN
187,424 ASML Holding NV 131,278 0.4
18,700,100 Taiwan Semiconductor
Manufacturing Co Ltd 607,754 2.0
Other 163,251 0.6
902,283 3.0
THAILAND 17,419 0.1
TURKEY 14,835 0.1
UNITED ARAB EMIRATES 16,414 0.1
UNITED KINGDOM 579,237 1.9
UNITED STATES
1,605,861 Alphabet, Inc 305,820 1.0
4,850,660 (b) Amazon.com, Inc 1,064,186 3.6
656,364 Analog Devices, Inc 139,451 0.5
6,588,297 (c) Apple, Inc 1,649,841 5.4
1,103,110 (b) Arista Networks, Inc 121,927 0.4
349,725 (b) Berkshire Hathaway, Inc 158,523 0.5
1,950,192 (b) Boston Scientific Corp 174,191 0.6
3,118,275 Broadcom, Inc 722,941 2.4
339,281 Caterpillar, Inc 123,078 0.4
2,414,668 Coca-Cola Co 150,337 0.5
358,171 Costco Wholesale Corp 328,181 1.1
411,756 Eli Lilly & Co 317,876 1.1
3,226,471 Exxon Mobil Corp 347,071 1.2
821,917 (b) Fiserv, Inc 168,838 0.6
3,247,723 Freeport-McMoRan, Inc (Class B) 123,673 0.4
590,752 Home Depot, Inc 229,797 0.8
898,504 Honeywell International, Inc 202,963 0.7
1,319,438 JPMorgan Chase & Co 316,282 1.1
501,197 (b) Linde plc 209,836 0.7
379,158 Mastercard, Inc (Class A) 199,653 0.7
506,576 McDonald's Corp 146,851 0.5
788,706 Meta Platforms, Inc 461,795 1.5
3,090,682 Microsoft Corp 1,302,722 4.3
184,214 (b) NetFlix, Inc 164,194 0.5
10,226,250 Nvidia Corp 1,373,283 4.6

Summary Portfolio of Investments
(continued)
Global Equities December 31, 2024
34
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 12/31/24, the aggregate value of securities on loan is $120,275,109.
At 12/31/24, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $255,828,811 or 0.9% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description 1 1
Value
(000)
% of net
assets
UNITED STATES (continued)
991,406 Oracle Corp $ 165,208 0.6%
789,960 (b) Palo Alto Networks, Inc 143,741 0.5
1,362,217 Procter & Gamble Co 228,376 0.8
962,474 Salesforce, Inc 321,784 1.1
265,364 (b) ServiceNow, Inc 281,318 0.9
5,138,162 Shell plc 160,162 0.5
3,966,548 Smurfit WestRock plc 213,638 0.7
806,902 (b) Tesla, Inc 325,859 1.1
541,552 Union Pacific Corp 123,496 0.4
407,202 UnitedHealth Group, Inc 205,987 0.7
853,088 Visa, Inc (Class A) 269,610 0.9
3,084,559 Walmart, Inc 278,690 0.9
4,331,646 Wells Fargo & Co 304,255 0.9
Other 7,340,389 24.5
20,865,823 69.6
TOTAL COMMON STOCKS
(Cost $22,435,663) 29,791,765 99.4
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES
UNITED STATES 12,905 0.1
TOTAL INVESTMENT COMPANIES
(Cost $12,971) 12,905 0.1
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
AUSTRALIA 0^ 0.0
CHINA 0^ 0.0
TOTAL RIGHTS/WARRANTS
(Cost $0) 0 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $22,448,634) 29,804,670 99.5
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
CERTIFICATE OF DEPOSIT 13,839 0.1
COMMERCIAL PAPER 7,308 0.0
REPURCHASE AGREEMENT 35,000 0.1
VARIABLE RATE SECURITIES 5,510 0.0
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
(Cost $61,657 ) 61,657 0.2
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 92,357 0.3
REPURCHASE AGREEMENT 10,636 0.0
Principal Description 1 1
Value
(000)
% of net
assets
TREASURY DEBT $ 27,427 0.1%
TOTAL SHORT-TERM INVESTMENTS
(Cost $130,415) 130,420 0.4
a a a a
TOTAL PORTFOLIO
(Cost $22,640,706) 29,996,747 100.1
OTHER ASSETS & LIABILITIES, NET (28,508) (0.1)
NET ASSETS $ 29,968,239 100.0%
^ Amount represents less than $1,000.
(a) Affiliated holding
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

35
See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 187 03/21/25  $ 21,899 $ 21,201 $ (698)
S&P 500 E-Mini Index 234 03/21/25 72,061 69,448 (2,613)
Total 421   $ 93,960  $ 90,649  $ (3,311)

Growth December 31, 2024
Summary Portfolio of Investments
36
See Notes to Financial Statements
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,355,553 (a) Tesla, Inc $ 951,267 2 .3%
951,267 2 .3
CAPITAL GOODS
1,794,585 (a) Boeing Co 317,642 0 .8
2,814,666 Carrier Global Corp 192,129 0 .5
566,265 Eaton Corp plc 187,926 0 .5
Other 286,844 0 .6
984,541 2 .4
COMMERCIAL & PROFESSIONAL SERVICES 384,288 0 .9
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
15,434,079 (a) Amazon.com, Inc 3,386,083 8 .2
1,791,586 TJX Cos, Inc 216,441 0 .5
3,602,524 8 .7
CONSUMER DURABLES & APPAREL 176,262 0 .4
CONSUMER SERVICES
166,830 Booking Holdings, Inc 828,881 2 .0
12,483,092 (a) Carnival Corp 311,079 0 .8
4,369,542 (a) Chipotle Mexican Grill, Inc (Class A) 263,483 0 .6
655,779 (a) Flutter Entertainment plc 169,568 0 .4
4,315,611 Starbucks Corp 393,799 1 .0
Other 146,581 0 .3
2,113,391 5 .1
CONSUMER STAPLES DISTRIBUTION & RETAIL
1,105,529 Costco Wholesale Corp 1,012,963 2 .4
1,012,963 2 .4
ENERGY 86,111 0 .2
FINANCIAL SERVICES
129,719 (a),(b) Adyen NV 192,773 0 .5
1,325,840 (a) Fiserv, Inc 272,354 0 .7
1,767,276 KKR & Co, Inc 261,398 0 .6
1,774,851 Mastercard, Inc (Class A) 934,583 2 .3
2,836,118 (a) PayPal Holdings, Inc 242,063 0 .6
2,024,432 Visa, Inc (Class A) 639,801 1 .5
Other 94,039 0 .2
2,637,011 6 .4
FOOD, BEVERAGE & TOBACCO 97,642 0 .2
HEALTH CARE EQUIPMENT & SERVICES
3,839,628 (a) DexCom, Inc 298,608 0 .7
1,324,787 (a) Intuitive Surgical, Inc 691,486 1 .7
599,618 UnitedHealth Group, Inc 303,323 0 .7
Other 214,911 0 .5
1,508,328 3 .6
INSURANCE
1,505,261 Progressive Corp 360,676 0 .9
360,676 0 .9
MATERIALS
3,505,914 Corteva, Inc 199,697 0 .5
391,294 (a) Linde plc 163,823 0 .4
363,520 0 .9
Shares Description 1 1
Value
(000)
% of net
assets
MEDIA & ENTERTAINMENT
6,540,715 Alphabet, Inc $ 1,245,614 3 .0%
5,343,507 Alphabet, Inc (Class A) 1,011,526 2 .4
4,651,784 Meta Platforms, Inc 2,723,666 6 .6
419,577 (a) NetFlix, Inc 373,977 0 .9
1,440,769 Walt Disney Co 160,430 0 .4
Other 255,520 0 .6
5,770,733 13 .9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,229,721 Eli Lilly & Co 949,345 2 .3
3,292,648 Novo Nordisk A.S. 284,096 0 .7
2,509,934 Novo Nordisk A.S. (ADR) 215,904 0 .5
1,449,345 3 .5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,056,886 Applied Materials, Inc 171,881 0 .4
9,708,839 Broadcom, Inc 2,250,897 5 .4
2,933,768 Marvell Technology, Inc 324,035 0 .8
36,702,311 Nvidia Corp 4,928,752 11 .9
Other 184,343 0 .5
7,859,908 19 .0
SOFTWARE & SERVICES
678,416 (a) Atlassian Corp Ltd 165,113 0 .4
735,616 (a) Crowdstrike Holdings, Inc 251,698 0 .6
555,210 Intuit, Inc 348,949 0 .8
10,445,301 Microsoft Corp 4,402,694 10 .6
1,998,261 (a) Palo Alto Networks, Inc 363,604 0 .9
878,366 (a) PTC, Inc 161,505 0 .4
2,072,525 Salesforce, Inc 692,907 1 .7
689,789 (a) ServiceNow, Inc 731,259 1 .8
447,499 (a) Synopsys, Inc 217,198 0 .5
716,748 (a) Workday, Inc 184,943 0 .4
Other 367,532 0 .9
7,887,402 19 .0
TECHNOLOGY HARDWARE & EQUIPMENT
12,326,500 Apple, Inc 3,086,802 7 .5
3,370,998 (a) Arista Networks, Inc 372,597 0 .9
3,459,399 8 .4
TRANSPORTATION
6,558,856 (a) Uber Technologies, Inc 395,630 1 .0
395,630 1 .0
TOTAL COMMON STOCKS
(Cost $23,324,867) 41,100,941 99 .2
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES
FINANCIAL SERVICES
760,404 iShares Russell 1000 Growth ETF 305,363 0 .7
305,363 0 .7
TOTAL INVESTMENT COMPANIES
(Cost $310,742) 305,363 0 .7
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $23,635,609) 41,406,304 99 .9
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 22,482 0 .1
REPURCHASE AGREEMENT 72,440 0 .2

37
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description 1 1
Value
(000)
% of net
assets
TREASURY DEBT $ 17,421 0 .0%
TOTAL SHORT-TERM INVESTMENTS
(Cost $112,343) 112,343 0 .3
a a a a
TOTAL PORTFOLIO
(Cost $23,747,952) 41,518,647 100 .2
OTHER ASSETS & LIABILITIES, NET (62,993) ( 0 .2 )
NET ASSETS $ 41,455,654 100 .0%
ADR American Depositary Receipt
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $192,772,534 or 0.5% of Total
Investments.

Equity Index December 31, 2024
Summary Portfolio of Investments
38
See Notes to Financial Statements
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,253,007 (a) Tesla, Inc $ 506,014 2 .0%
Other 84,239 0 .3
590,253 2 .3
BANKS
3,002,121 Bank of America Corp 131,943 0 .5
1,266,623 JPMorgan Chase & Co 303,622 1 .2
1,502,083 Wells Fargo & Co 105,506 0 .4
Other 430,146 1 .7
971,217 3 .8
CAPITAL GOODS
219,315 Caterpillar, Inc 79,559 0 .3
485,223 General Electric Co 80,930 0 .3
Other 1,476,816 5 .8
1,637,305 6 .4
COMMERCIAL & PROFESSIONAL SERVICES 392,431 1 .5
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
4,231,672 (a) Amazon.com, Inc 928,386 3 .6
447,720 Home Depot, Inc 174,159 0 .7
Other 394,721 1 .5
1,497,266 5 .8
CONSUMER DURABLES & APPAREL 246,049 1 .0
CONSUMER SERVICES
325,464 McDonald's Corp 94,349 0 .4
Other 482,717 1 .9
577,066 2 .3
CONSUMER STAPLES DISTRIBUTION & RETAIL
199,824 Costco Wholesale Corp 183,093 0 .7
1,955,582 Walmart, Inc 176,687 0 .7
Other 122,963 0 .5
482,743 1 .9
ENERGY
782,094 Chevron Corp 113,278 0 .4
2,021,977 Exxon Mobil Corp 217,504 0 .8
Other 527,314 2 .1
858,096 3 .3
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 604,646 2 .4
FINANCIAL SERVICES
826,142 (a) Berkshire Hathaway, Inc 374,474 1 .5
138,354 Goldman Sachs Group, Inc 79,224 0 .3
367,645 Mastercard, Inc (Class A) 193,591 0 .8
710,532 Visa, Inc (Class A) 224,556 0 .9
Other 1,231,832 4 .7
2,103,677 8 .2
FOOD, BEVERAGE & TOBACCO
1,746,180 Coca-Cola Co 108,717 0 .4
618,085 PepsiCo, Inc 93,986 0 .4
698,120 Philip Morris International, Inc 84,019 0 .3
Other 275,764 1 .1
562,486 2 .2
Shares Description 1 1
Value
(000)
% of net
assets
HEALTH CARE EQUIPMENT & SERVICES
781,743 Abbott Laboratories $ 88,423 0 .4%
159,622 (a) Intuitive Surgical, Inc 83,316 0 .3
414,326 UnitedHealth Group, Inc 209,591 0 .8
Other 716,075 2 .8
1,097,405 4 .3
HOUSEHOLD & PERSONAL PRODUCTS
1,063,234 Procter & Gamble Co 178,251 0 .7
Other 116,050 0 .4
294,301 1 .1
INSURANCE 560,157 2 .2
MATERIALS
215,985 (a) Linde plc 90,426 0 .4
Other 498,601 1 .9
589,027 2 .3
MEDIA & ENTERTAINMENT
2,187,761 Alphabet, Inc 416,637 1 .6
2,653,503 Alphabet, Inc (Class A) 502,308 2 .0
987,832 Meta Platforms, Inc 578,385 2 .3
192,913 (a) NetFlix, Inc 171,947 0 .7
818,660 Walt Disney Co 91,158 0 .4
Other 279,122 1 .0
2,039,557 8 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
799,954 AbbVie, Inc 142,152 0 .6
361,891 Eli Lilly & Co 279,380 1 .1
1,086,046 Johnson & Johnson 157,064 0 .6
1,146,607 Merck & Co, Inc 114,064 0 .4
172,174 Thermo Fisher Scientific, Inc 89,570 0 .3
Other 759,898 3 .0
1,542,128 6 .0
REAL ESTATE MANAGEMENT & DEVELOPMENT 52,117 0 .2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
722,806 (a) Advanced Micro Devices, Inc 87,308 0 .4
2,050,010 Broadcom, Inc 475,274 1 .9
10,550,495 Nvidia Corp 1,416,826 5 .5
502,056 QUALCOMM, Inc 77,126 0 .3
410,829 Texas Instruments, Inc 77,035 0 .3
Other 447,885 1 .7
2,581,454 10 .1
SOFTWARE & SERVICES
281,426 Accenture plc 99,003 0 .4
200,166 (a) Adobe, Inc 89,010 0 .3
412,892 International Business Machines
Corp 90,766 0 .4
123,400 Intuit, Inc 77,557 0 .3
3,352,885 Microsoft Corp 1,413,241 5 .5
704,623 Oracle Corp 117,418 0 .5
416,621 Salesforce, Inc 139,289 0 .5
92,288 (a) ServiceNow, Inc 97,836 0 .4
Other 861,507 3 .4
2,985,627 11 .7
TECHNOLOGY HARDWARE & EQUIPMENT
6,452,960 Apple, Inc 1,615,951 6 .3
1,799,363 Cisco Systems, Inc 106,522 0 .4
Other 368,995 1 .5
2,091,468 8 .2
TELECOMMUNICATION SERVICES 214,329 0 .8

39
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 12/31/24, the aggregate value of securities on loan is $139,148,899.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description 1 1
Value
(000)
% of net
assets
TRANSPORTATION $ 373,884 1 .5%
UTILITIES 572,140 2 .2
TOTAL COMMON STOCKS
(Cost $7,353,386) 25,516,829 99 .7
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $3) 2 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $7,353,389) 25,516,831 99 .7
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
69,432,779 (b) State Street Navigator Securities
Lending Government Money Market
Portfolio 4.460%(c) 69,433 0 .3
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $69,433) 69,433 0 .3
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 41,452 0 .1
REPURCHASE AGREEMENT 23,002 0 .1
TREASURY DEBT 22,414 0 .1
TOTAL SHORT-TERM INVESTMENTS
(Cost $86,867) 86,868 0 .3
a a a a
TOTAL PORTFOLIO
(Cost $7,509,689) 25,673,132 100 .3
OTHER ASSETS & LIABILITIES, NET (65,897) ( 0 .3 )
NET ASSETS $ 25,607,235 100 .0%
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 255 03/21/25  $ 76,538 $ 75,681 $ (857)

Core Bond December 31, 2024
Summary Portfolio of Investments
40
See Notes to Financial Statements
Principal Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 4,133 0 .0%
COMMERCIAL & PROFESSIONAL SERVICES 755 0 .0
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,099 0 .0
CONSUMER DURABLES & APPAREL 582 0 .0
CONSUMER SERVICES 4,851 0 .1
ENERGY 412 0 .0
FINANCIAL SERVICES 2,498 0 .0
FOOD, BEVERAGE & TOBACCO 657 0 .0
HEALTH CARE EQUIPMENT & SERVICES 1,019 0 .0
MATERIALS 1,198 0 .0
MEDIA & ENTERTAINMENT 368 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 126 0 .0
REAL ESTATE MANAGEMENT & DEVELOPMENT 518 0 .0
SOFTWARE & SERVICES 4,366 0 .1
TELECOMMUNICATION SERVICES 298 0 .0
TRANSPORTATION 428 0 .0
TOTAL BANK LOAN OBLIGATIONS
(Cost $23,332) 23,308 0 .2
Principal Description 1 1
Value
(000)
% of net
assets
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 88,566 0 .8
BANKS
Bank of America Corp
$ 55,925,000 2.592%, 04/29/31 49,268 0 .5
Citigroup, Inc
36,375,000 3.200%, 10/21/26 35,374 0 .3
JPMorgan Chase & Co
161,000,000 1.953%-6.875%, 06/15/26-N/A(a) 156,763 1 .5
EUR 600,000 1.638%, 05/18/28 603 0 .0
Other 407,532 3 .6
649,540 5 .9
CAPITAL GOODS 108,129 1 .0
COMMERCIAL & PROFESSIONAL SERVICES 19,187 0 .2
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 47,207 0 .4
CONSUMER DURABLES & APPAREL 4,994 0 .1
CONSUMER SERVICES 43,663 0 .4
CONSUMER STAPLES DISTRIBUTION & RETAIL 36,915 0 .3
ENERGY 258,670 2 .3
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
SBA Tower Trust
42,100,000 (b) 1.840%, 04/15/27 38,947 0 .4
Other 200,655 1 .8
239,602 2 .2
Principal Description 1 1
Value
(000)
% of net
assets
FINANCIAL SERVICES
Morgan Stanley
$ 31,425,000 3.125%, 07/27/26 $ 30,697 0 .3%
Other 271,573 2 .4
302,270 2 .7
FOOD, BEVERAGE & TOBACCO 89,879 0 .8
HEALTH CARE EQUIPMENT & SERVICES 125,290 1 .1
HOUSEHOLD & PERSONAL PRODUCTS 24,266 0 .2
INSURANCE 148,635 1 .4
MATERIALS 89,884 0 .8
MEDIA & ENTERTAINMENT 103,286 0 .9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 121,925 1 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 56,449 0 .5
SOFTWARE & SERVICES 83,955 0 .8
TECHNOLOGY HARDWARE & EQUIPMENT 39,530 0 .4
TELECOMMUNICATION SERVICES
AT&T, Inc
42,943,000 2.550%, 12/01/33 34,592 0 .3
46,670,000 3.550%, 09/15/55 31,390 0 .3
Verizon Communications, Inc
38,051,000 2.355%, 03/15/32 31,556 0 .3
Other 119,549 1 .1
217,087 2 .0
TRANSPORTATION 24,787 0 .2
UTILITIES 335,690 3 .0
5,594,947,970
TOTAL CORPORATE BONDS
(Cost $3,554,175) 3,259,406 29 .5
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
AGENCY SECURITIES 26,723 0 .3
FOREIGN GOVERNMENT BONDS 355,886 3 .2
MORTGAGE BACKED
Fannie Mae Pool
63,912,356 2.500%, 12/01/51 52,701 0 .5
38,296,926 4.000%, 05/01/52 35,097 0 .3
66,135,309 4.000%, 06/01/52 60,590 0 .6
42,122,730 3.000%, 07/01/52 35,849 0 .3
50,264,903 4.000%, 07/01/52 46,020 0 .4
45,495,243 5.000%, 08/01/52 44,057 0 .4
125,262,348 4.000%, 09/01/52 114,740 1 .0
132,689,341 4.500%, 09/01/52 125,053 1 .1
84,468,213 4.000%, 10/01/52 77,364 0 .7
55,435,363 4.500%, 10/01/52 52,247 0 .5
127,934,638 4.500%, 11/01/52 120,586 1 .1
62,371,137 5.000%, 02/01/53 60,375 0 .6
52,126,271 5.500%, 02/01/53 51,491 0 .5
56,792,918 5.000%, 04/01/53 54,835 0 .5
107,656,343 5.500%, 06/01/53 106,342 1 .0
31,645,542 5.000%, 08/01/53 30,561 0 .3
132,914,124 5.500%, 05/01/54 131,209 1 .2
97,108,570 5.000%, 11/01/54 93,759 0 .8
553,446,927 2.500%-9.000%,
11/01/25-10/01/53 506,787 4 .6
Freddie Mac Pool
159,400,081 2.500%-6.000%,
11/01/49-08/01/53 146,805 1 .3

41
See Notes to Financial Statements
Principal Description 1 1
Value
(000)
% of net
assets
MORTGAGE BACKED (continued)
Freddie Mac REMICS
$ 145,214,416 2.000%-5.500%,
01/15/47-02/25/53 $ 93,969 0 .9%
Freddie Mac STACR REMIC Trust
31,100,000 (b),(c) 9.234%, 06/25/42, (SOFR30A +
4.500%) 33,384 0 .3
97,810,000 (b),(c) 7.469%-11.669%, 01/25/42-
05/25/43, SOFR30A +
2.900%-SOFR30A + 7.100% 103,107 0 .9
Ginnie Mae II Pool
52,882,447 3.500%, 04/20/52 47,297 0 .4
Government National Mortgage
Association
217,820,468 1.615%-7.392%,
01/20/40-08/20/53 133,094 1 .2
Other 479,109 4 .3
2,836,428 25 .7
MUNICIPAL BONDS 281,512 2 .6
OTHER MORTGAGE BACKED 3,143 0 .0
U.S. TREASURY SECURITIES
United States Treasury Note/Bond
102,660,000 4.250%, 11/30/26 102,640 0 .9
106,000,000 4.125%, 11/15/27 105,532 1 .0
246,070,000 3.500%, 04/30/28 239,863 2 .2
492,842,000 4.125%, 11/30/29 487,243 4 .4
113,120,000 3.500%, 04/30/30 108,250 1 .0
50,000,000 3.750%, 12/31/30 48,173 0 .4
70,450,000 4.000%, 01/31/31 68,734 0 .6
55,026,000 4.125%, 07/31/31 53,930 0 .5
100,957,900 3.750%, 08/31/31 96,726 0 .9
57,590,000 4.250%, 11/15/34 56,089 0 .5
85,325,800 2.375%, 02/15/42 60,740 0 .6
91,758,000 3.375%, 08/15/42 75,742 0 .7
54,100,000 3.875%, 02/15/43 47,734 0 .4
49,620,000 3.875%, 05/15/43 43,671 0 .4
41,710,000 2.875%, 08/15/45 30,764 0 .3
52,140,000 2.500%, 05/15/46 35,504 0 .3
51,995,000 3.000%, 08/15/48 37,975 0 .4
256,002,000 2.250%, 02/15/52 155,199 1 .4
44,786,000 3.625%, 02/15/53 36,388 0 .3
60,451,000 4.375%, 08/15/54 55,204 0 .5
294,143,500 0.250%-5.000%,
09/30/25-11/15/48 253,517 2 .2
2,199,618 19 .9
71,395,505,120
TOTAL GOVERNMENT BONDS
(Cost $6,139,185) 5,703,310 51 .7
Shares Description 1 1
Value
(000)
% of net
assets
PREFERRED STOCKS
FINANCIAL SERVICES 4,473 0 .1
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,473 0 .1
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
STRUCTURED ASSETS
ASSET BACKED
DB Master Finance LLC
Series - 2021 1A (Class A2I)
36,375,000 (b) 2.045%, 11/20/51 34,430 0 .3
Principal Description 1 1
Value
(000)
% of net
assets
ASSET BACKED (continued)
Santander Drive Auto Receivables Trust
Series - 2021 4 (Class D)
$ 30,918,805 1.670%, 10/15/27 $ 30,419 0 .3%
Other 527,026 4 .8
591,875 5 .4
OTHER MORTGAGE BACKED
Connecticut Avenue Securities Trust
91,180,000 (b),(c) 7.569%-11.310%, 03/25/42-
12/25/42, SOFR30A +
3.000%-SOFR30A + 6.750% 96,849 0 .9
Other 966,610 8 .7
1,063,459 9 .6
1,911,879,852
TOTAL STRUCTURED ASSETS
(Cost $1,773,340) 1,655,334 15 .0
TOTAL LONG-TERM INVESTMENTS
(Cost $11,494,380) 10,645,831 96 .5
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
21,908,050 (d) State Street Navigator Securities
Lending Government Money Market
Portfolio 4.460%(e) 21,908 0 .2
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $21,908) 21,908 0 .2
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER 3,953 0 .0
GOVERNMENT AGENCY DEBT 73,693 0 .7
REPURCHASE AGREEMENT
Fixed Income Clearing Corporation
66,674,000 (f) 4.460%, 01/02/25 66,674 0 .6
66,674 0 .6
TREASURY DEBT 69,238 0 .6
TOTAL SHORT-TERM INVESTMENTS
(Cost $213,563) 213,558 1 .9
a a a a
TOTAL PORTFOLIO
(Cost $11,729,851) 10,881,297 98 .6
OTHER ASSETS & LIABILITIES, NET 152,500 1 .4
NET ASSETS $ 11,033,797 100 .0%
EUR Euro
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate

Summary Portfolio of Investments
(continued)
Core Bond December 31, 2024
42
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 12/31/24, the aggregate value of securities on loan is $49,511,621.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,243,707,416 or 20.6% of Total
Investments.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $66,690,520 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 9/15/26, valued at $68,007,693.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,000 03/20/25  $ 110,607 $ 108,750 $ (1,857)
U.S. Treasury 2-Year Note 1,650 03/31/25 340,045 339,255 (790)
U.S. Treasury 5-Year Note 4,679 03/31/25 501,320 497,400 (3,920)
Total 7,329   $ 951,972  $ 945,405  $ (6,567)

43
See Notes to Financial Statements
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 752 JPY 112,631 Australia and New Zealand Banking Group Limited 01/14/25 35
$ 6,226 AUD 9,240 Bank of America, N.A. 01/13/25 507
$ 107,706 EUR 98,199 Bank of America, N.A. 01/13/25 5,908
$ 2,902 EUR 2,645 Bank of America, N.A. 01/13/25 160
$ 1,004 GBP 787 Bank of America, N.A. 01/13/25 19
$ 2,196 NOK 23,576 Bank of America, N.A. 01/13/25 125
CAD 1,650 $ 1,187 Bank of America, N.A. 01/13/25 (39)
EUR 590 $ 643 Bank of America, N.A. 01/13/25 (32)
EUR 2,407 $ 2,620 Bank of America, N.A. 01/13/25 (100)
EUR 202 $ 214 Bank of America, N.A. 01/13/25 (5)
GBP 600 $ 779 Bank of America, N.A. 01/13/25 (28)
$ 654 MXN 13,637 Goldman Sachs 01/13/25 2
CAD 2,101 $ 1,513 Goldman Sachs 01/13/25 (51)
$ 10,691 CAD 14,663 Morgan Stanley Capital Services 01/13/25 485
$ 487 EUR 463 Morgan Stanley Capital Services 01/13/25 7
$ 22,649 GBP 17,347 Morgan Stanley Capital Services 01/13/25 935
$ 988 GBP 769 Morgan Stanley Capital Services 01/13/25 25
$ 1,561 GBP 1,235 Morgan Stanley Capital Services 01/13/25 15
$ 2,487 IDR 39,386,220 Morgan Stanley Capital Services 01/15/25 54
$ 2,232 NZD 3,665 Morgan Stanley Capital Services 01/13/25 182
$ 429 PEN 1,633 Morgan Stanley Capital Services 01/15/25 (5)
$ 1,774 PLN 7,262 Morgan Stanley Capital Services 01/13/25 16
$ 1,323 RON 6,205 Morgan Stanley Capital Services 01/13/25 32
HUF 2,059 $ 5 Morgan Stanley Capital Services 01/13/25 (0) ^
NOK 7,144 $ 647 Morgan Stanley Capital Services 01/13/25 (19)
$ 238 ZAR 4,350 Morgan Stanley Capital Services 01/13/25 7
$ 21,778 CNH 157,337 Standard Chartered Bank 03/17/25 295
$ 283 EUR 260 Standard Chartered Bank 01/13/25 14
$ 7,562 KRW 10,593,700 Standard Chartered Bank 01/15/25 387
$ 1,003 THB 34,862 Standard Chartered Bank 01/15/25 (20)
$ 510 CAD 700 Toronto Dominion Bank 01/13/25 22
$ 458 HUF 176,681 Toronto Dominion Bank 01/13/25 14
$ 31,057 JPY 4,555,562 Toronto Dominion Bank 01/14/25 2,055
EUR 678 $ 718 Toronto Dominion Bank 01/13/25 (15)
EUR 300 $ 315 Toronto Dominion Bank 01/13/25 (4)
NOK 16,596 $ 1,500 Toronto Dominion Bank 01/13/25 (42)
Total   $ 10,941
Total unrealized appreciation on forward foreign currency contracts  $ 11,301
Total unrealized depreciation on forward foreign currency contracts  $ (360)
^ Amount represents less than $1,000.
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Renminbi Offshore
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) (a)
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/29 $ 150,000 $ (11,793) $ (10,421) $ (1,372)

Summary Portfolio of Investments
(continued)
Core Bond December 31, 2024
44
See Notes to Financial Statements
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000)(a)
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAIGS43V1-5Y
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 12/20/29 225,000 (5,097) (4,806) (291)
Total $ (16,890) $ (15,227) $ (1,663)
(a) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

45
See Notes to Financial Statements
Inflation-Linked Bond December 31, 2024
Summary Portfolio of Investments
Principal Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 6,682 0 .1%
CONSUMER DURABLES & APPAREL 684 0 .0
CONSUMER SERVICES 5,343 0 .1
FINANCIAL SERVICES 1,515 0 .0
HEALTH CARE EQUIPMENT & SERVICES 535 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,343 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0 ^ 0 .0
SOFTWARE & SERVICES 1,704 0 .0
TECHNOLOGY HARDWARE & EQUIPMENT 300 0 .0
TOTAL BANK LOAN OBLIGATIONS
(Cost $18,992) 19,106 0 .3
Principal Description 1 1
Value
(000)
% of net
assets
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 5,182 0 .1
BANKS 10,079 0 .1
CAPITAL GOODS 4,559 0 .1
COMMERCIAL & PROFESSIONAL SERVICES 4,997 0 .1
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,912 0 .0
CONSUMER STAPLES DISTRIBUTION & RETAIL 3,551 0 .1
ENERGY 56,480 0 .8
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,063 0 .0
FINANCIAL SERVICES 7,072 0 .1
FOOD, BEVERAGE & TOBACCO 7,999 0 .1
HEALTH CARE EQUIPMENT & SERVICES 10,283 0 .1
MATERIALS 13,633 0 .2
MEDIA & ENTERTAINMENT 7,593 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,302 0 .1
TELECOMMUNICATION SERVICES 13,727 0 .2
TRANSPORTATION 8,634 0 .1
UTILITIES 8,097 0 .1
$ 178,242,842
TOTAL CORPORATE BONDS
(Cost $175,928) 170,163 2 .4
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
AGENCY SECURITIES 6,500 0 .1
FOREIGN GOVERNMENT BONDS 6,254 0 .1
MORTGAGE BACKED
Freddie Mac STACR REMIC Trust
20,000,000 (a),(b) 7.919%, 05/25/42, (SOFR30A +
3.350%) 20,943 0 .3
10,605,000 (a),(b) 7.810%, 04/25/43, (SOFR30A +
3.250%) 11,197 0 .1
Ginnie Mae I Pool
14,663,734 3.600%, 09/15/31 14,288 0 .2
31,581,178 1.730%, 07/15/37 26,946 0 .4
21,281,874 1.650%, 07/15/42 17,428 0 .2
Principal Description 1 1
Value
(000)
% of net
assets
MORTGAGE BACKED (continued)
$ 23,754,065 2.750%, 01/15/45 $ 21,390 0 .3%
Other 48,040 0 .7
160,232 2 .2
U.S. TREASURY SECURITIES
United States Treasury Inflation
Indexed Bonds
44,481,892 (c) 0.125%, 04/15/25 44,207 0 .6
31,546,122 (c) 0.375%, 07/15/25 31,356 0 .4
99,512,154 (c) 0.125%, 10/15/25 98,362 1 .4
223,212,459 (c) 0.625%, 01/15/26 220,140 3 .1
70,493,150 (c) 2.000%, 01/15/26 70,498 1 .0
210,153,798 (c) 0.125%, 04/15/26 205,111 2 .9
184,360,400 (c) 0.125%, 07/15/26 180,046 2 .5
293,713,060 (c) 0.125%, 10/15/26 285,542 4 .0
226,717,655 (c) 0.375%, 01/15/27 219,822 3 .1
129,851,481 (c) 2.375%, 01/15/27 131,083 1 .8
148,017,904 (c) 0.125%, 04/15/27 141,871 2 .0
167,750,700 (c) 0.375%, 07/15/27 161,882 2 .3
143,851,950 (c) 1.625%, 10/15/27 142,985 2 .0
246,338,400 (c) 0.500%, 01/15/28 235,484 3 .3
184,422,528 (c) 1.750%, 01/15/28 183,066 2 .6
198,578,445 (c) 1.250%, 04/15/28 193,472 2 .7
132,172,110 (c) 3.625%, 04/15/28 138,700 1 .9
130,402,750 (c) 0.750%, 07/15/28 125,246 1 .8
58,329,130 (c) 2.375%, 10/15/28 59,232 0 .8
263,771,100 (c) 0.875%, 01/15/29 251,832 3 .5
138,051,780 (c) 2.500%, 01/15/29 140,469 2 .0
365,393,606 (c) 2.125%, 04/15/29 365,835 5 .1
52,495,534 (c) 3.875%, 04/15/29 56,301 0 .8
240,631,950 (c) 0.250%, 07/15/29 222,856 3 .1
105,031,899 (c) 0.000%, 10/15/29 103,267 1 .5
349,409,728 (c) 0.125%, 01/15/30 317,329 4 .4
150,814,650 (c) 0.125%, 07/15/30 135,928 1 .9
208,562,040 (c) 0.125%, 01/15/31 185,091 2 .6
277,307,129 (c) 0.125%, 07/15/31 244,087 3 .4
123,188,836 (c) 0.125%, 01/15/32 106,776 1 .5
49,081,632 (c) 3.375%, 04/15/32 53,119 0 .7
249,274,480 (c) 0.625%, 07/15/32 222,767 3 .1
349,985,812 (c),(d) 1.125%, 01/15/33 321,885 4 .5
257,494,008 (c) 1.375%, 07/15/33 240,868 3 .4
282,392,000 (c) 1.750%, 01/15/34 270,723 3 .8
321,555,114 (c) 1.875%, 07/15/34 311,585 4 .4
6,418,823 89 .9
6,892,019,179
TOTAL GOVERNMENT BONDS
(Cost $6,890,963) 6,591,809 92 .3
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES
FINANCIAL SERVICES 10,024 0 .1
TOTAL INVESTMENT COMPANIES
(Cost $10,002) 10,024 0 .1
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
STRUCTURED ASSETS
ASSET BACKED
Ford Credit Auto Owner Trust
Series - 2024 C (Class A3)
14,055,000 4.070%, 07/15/29 13,916 0 .2
Series - 2024 1 (Class A)
18,000,000 (b) 4.870%, 08/15/36 18,029 0 .3

Summary Portfolio of Investments
(continued)
Inflation-Linked Bond December 31, 2024
46
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 12/31/24, the aggregate value of securities on loan is $3,597,978.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description 1 1
Value
(000)
% of net
assets
ASSET BACKED (continued)
Tesla Auto Lease Trust
Series - 2024 B (Class A3)
$ 16,425,000 (b) 4.820%, 10/20/27 $ 16,473 0 .2%
Toyota Auto Receivables Owner Trust
Series - 2024 D (Class A3)
18,650,000 4.400%, 06/15/29 18,595 0 .3
Verizon Master Trust Series
Series - 2024 5 (Class A)
25,000,000 (b) 5.000%, 06/21/32 25,248 0 .4
Other 40,943 0 .5
133,204 1 .9
OTHER MORTGAGE BACKED
BX Commercial Mortgage Trust
Series - 2021 XL2 (Class C)
17,605,000 (a),(b) 5.709%, 10/15/38, (TSFR1M +
1.312%) 17,577 0 .2
Series - 2024 XL5 (Class A)
13,569,582 (a),(b) 5.789%, 03/15/41, (TSFR1M +
1.392%) 13,641 0 .1
Connecticut Avenue Securities Trust
Series - 2023 R01 (Class 1M2)
10,855,000 (a),(b) 8.310%, 12/25/42, (SOFR30A +
3.750%) 11,598 0 .2
Other 139,537 2 .0
182,353 2 .5
322,408,349
TOTAL STRUCTURED ASSETS
(Cost $321,350) 315,557 4 .4
TOTAL LONG-TERM INVESTMENTS
(Cost $7,417,235) 7,106,659 99 .5
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
3,703,809 (e) State Street Navigator Securities
Lending Government Money Market
Portfolio 4.460%(f) 3,704 0 .1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $3,704) 3,704 0 .1
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT 3,084 0 .0
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,084) 3,084 0 .0
a a a a
TOTAL PORTFOLIO
(Cost $7,424,023) 7,113,447 99 .6
OTHER ASSETS & LIABILITIES, NET 25,141 0 .4
NET ASSETS $ 7,138,588 100 .0%
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $408,031,313 or 5.7% of Total
Investments.
(c) Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.

47
See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,000 03/20/25  $ 110,607 $ 108,750 $ (1,857)
U.S. Treasury 2-Year Note 958 03/31/25 196,835 196,974 139
U.S. Treasury 5-Year Note 1,680 03/31/25 180,000 178,592 (1,408)
Total 3,638   $ 487,442  $ 484,316  $ (3,126)
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 12/31/24, the aggregate value of securities on loan is $3,597,978.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description 1 1
Value
(000)
% of net
assets
ASSET BACKED (continued)
Tesla Auto Lease Trust
Series - 2024 B (Class A3)
$ 16,425,000 (b) 4.820%, 10/20/27 $ 16,473 0 .2%
Toyota Auto Receivables Owner Trust
Series - 2024 D (Class A3)
18,650,000 4.400%, 06/15/29 18,595 0 .3
Verizon Master Trust Series
Series - 2024 5 (Class A)
25,000,000 (b) 5.000%, 06/21/32 25,248 0 .4
Other 40,943 0 .5
133,204 1 .9
OTHER MORTGAGE BACKED
BX Commercial Mortgage Trust
Series - 2021 XL2 (Class C)
17,605,000 (a),(b) 5.709%, 10/15/38, (TSFR1M +
1.312%) 17,577 0 .2
Series - 2024 XL5 (Class A)
13,569,582 (a),(b) 5.789%, 03/15/41, (TSFR1M +
1.392%) 13,641 0 .1
Connecticut Avenue Securities Trust
Series - 2023 R01 (Class 1M2)
10,855,000 (a),(b) 8.310%, 12/25/42, (SOFR30A +
3.750%) 11,598 0 .2
Other 139,537 2 .0
182,353 2 .5
322,408,349
TOTAL STRUCTURED ASSETS
(Cost $321,350) 315,557 4 .4
TOTAL LONG-TERM INVESTMENTS
(Cost $7,417,235) 7,106,659 99 .5
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
3,703,809 (e) State Street Navigator Securities
Lending Government Money Market
Portfolio 4.460%(f) 3,704 0 .1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $3,704) 3,704 0 .1
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT 3,084 0 .0
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,084) 3,084 0 .0
a a a a
TOTAL PORTFOLIO
(Cost $7,424,023) 7,113,447 99 .6
OTHER ASSETS & LIABILITIES, NET 25,141 0 .4
NET ASSETS $ 7,138,588 100 .0%
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $408,031,313 or 5.7% of Total
Investments.
(c) Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Social Choice December 31, 2024
Summary Portfolio of Investments
48
See Notes to Financial Statements
Principal Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 0 ^ 0 .0%
COMMERCIAL & PROFESSIONAL SERVICES 15,208 0 .1
UTILITIES 19,944 0 .1
TOTAL BANK LOAN OBLIGATIONS
(Cost $35,494) 35,152 0 .2
Shares Description 1 1
Value
(000)
% of net
assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS 99,486 0 .5
BANKS
733,887 JPMorgan Chase & Co 175,920 0 .8
Other 395,715 1 .9
571,635 2 .7
CAPITAL GOODS
246,089 Caterpillar, Inc 89,271 0 .4
244,062 Eaton Corp plc 80,997 0 .4
Other 900,955 4 .3
1,071,223 5 .1
COMMERCIAL & PROFESSIONAL SERVICES
278,097 Automatic Data Processing, Inc 81,407 0 .4
Other 243,997 1 .2
325,404 1 .6
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
320,381 Home Depot, Inc 124,625 0 .6
695,867 TJX Cos, Inc 84,068 0 .4
Other 240,366 1 .1
449,059 2 .1
CONSUMER DURABLES & APPAREL 161,089 0 .8
CONSUMER SERVICES
17,779 Booking Holdings, Inc 88,334 0 .4
331,544 McDonald's Corp 96,111 0 .5
Other 217,863 1 .0
402,308 1 .9
CONSUMER STAPLES DISTRIBUTION & RETAIL 174,612 0 .8
ENERGY 211,187 1 .0
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 264,737 1 .3
FINANCIAL SERVICES
300,272 American Express Co 89,118 0 .4
160,267 Goldman Sachs Group, Inc 91,772 0 .4
259,095 Mastercard, Inc (Class A) 136,432 0 .7
696,355 Morgan Stanley 87,546 0 .4
178,995 S&P Global, Inc 89,145 0 .4
482,924 Visa, Inc (Class A) 152,623 0 .7
Other 489,567 2 .4
1,136,203 5 .4
FOOD, BEVERAGE & TOBACCO
1,650,670 Coca-Cola Co 102,771 0 .5
629,699 PepsiCo, Inc 95,752 0 .5
Other 229,309 1 .0
427,832 2 .0
Shares Description 1 1
Value
(000)
% of net
assets
HEALTH CARE EQUIPMENT & SERVICES
281,052 UnitedHealth Group, Inc $ 142,173 0 .7%
Other 330,879 1 .6
473,052 2 .3
HOUSEHOLD & PERSONAL PRODUCTS
767,022 Procter & Gamble Co 128,591 0 .6
Other 177,643 0 .9
306,234 1 .5
INSURANCE
359,656 Marsh & McLennan Cos, Inc 76,395 0 .4
350,346 Progressive Corp 83,946 0 .4
Other 489,012 2 .3
649,353 3 .1
MATERIALS 401,055 1 .9
MEDIA & ENTERTAINMENT
2,238,757 Comcast Corp (Class A) 84,021 0 .4
140,963 (a) NetFlix, Inc 125,643 0 .6
863,982 Walt Disney Co 96,204 0 .5
Other 268,519 1 .2
574,387 2 .7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
373,427 Danaher Corp 85,720 0 .4
215,880 Eli Lilly & Co 166,659 0 .8
870,554 Novo Nordisk A.S. 75,113 0 .4
Other 518,810 2 .4
846,302 4 .0
REAL ESTATE MANAGEMENT & DEVELOPMENT 101,914 0 .5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
504,838 Applied Materials, Inc 82,102 0 .4
111,029 ASML Holding NV 77,769 0 .4
3,772,828 Intel Corp 75,645 0 .4
4,654,243 Nvidia Corp 625,018 3 .0
484,393 Texas Instruments, Inc 90,829 0 .4
Other 258,880 1 .2
1,210,243 5 .8
SOFTWARE & SERVICES
208,660 (a) Adobe, Inc 92,787 0 .4
432,970 International Business Machines
Corp 95,180 0 .5
141,435 Intuit, Inc 88,892 0 .4
1,410,181 Microsoft Corp 594,391 2 .8
343,949 Salesforce, Inc 114,993 0 .5
90,992 (a) ServiceNow, Inc 96,462 0 .5
Other 451,211 2 .2
1,533,916 7 .3
TECHNOLOGY HARDWARE & EQUIPMENT 273,433 1 .3
TELECOMMUNICATION SERVICES
2,171,237 Verizon Communications, Inc 86,828 0 .4
Other 166,065 0 .8
252,893 1 .2
TRANSPORTATION 256,400 1 .2
UTILITIES 170,670 0 .8
TOTAL COMMON STOCKS
(Cost $9,904,322) 12,344,627 58 .8
a a a a

49
See Notes to Financial Statements
Principal Description 1 1
Value
(000)
% of net
assets
CORPORATE BONDS
AUTOMOBILES & COMPONENTS $ 22,165 0 .1%
BANKS 295,117 1 .4
CAPITAL GOODS 35,763 0 .2
COMMERCIAL & PROFESSIONAL SERVICES 38,142 0 .2
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,980 0 .0
CONSUMER SERVICES 61,936 0 .3
CONSUMER STAPLES DISTRIBUTION & RETAIL 40,133 0 .2
ENERGY 223,287 1 .1
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,466 0 .0
FINANCIAL SERVICES 310,027 1 .5
FOOD, BEVERAGE & TOBACCO 50,483 0 .2
HEALTH CARE EQUIPMENT & SERVICES 26,525 0 .1
HOUSEHOLD & PERSONAL PRODUCTS 88,186 0 .4
INSURANCE 45,361 0 .2
MATERIALS 138,072 0 .7
MEDIA & ENTERTAINMENT 10,866 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 53,621 0 .3
REAL ESTATE MANAGEMENT & DEVELOPMENT 16,046 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19,524 0 .1
TECHNOLOGY HARDWARE & EQUIPMENT 13,819 0 .1
TELECOMMUNICATION SERVICES 8,223 0 .0
TRANSPORTATION 16,106 0 .1
UTILITIES 759,235 3 .6
$ 2,505,157,473
TOTAL CORPORATE BONDS
(Cost $2,446,138) 2,283,083 10 .9
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
AGENCY SECURITIES 160,064 0 .8
FOREIGN GOVERNMENT BONDS 821,161 3 .9
MORTGAGE BACKED
Fannie Mae Pool
217,402,798 4.500%, 09/01/52 204,892 1 .0
87,326,173 4.000%, 10/01/52 79,982 0 .4
86,463,919 5.500%, 10/01/53 85,380 0 .4
1,001,326,045 2.500%-6.000%,
05/01/32-11/01/54 938,421 4 .4
Freddie Mac Pool
199,924,103 2.310%-6.000%,
12/01/31-08/01/53 179,253 0 .9
Ginnie Mae II Pool
336,905,076 2.500%-6.500%,
11/20/38-08/20/53 304,399 1 .4
Other 550,795 2 .6
2,343,122 11 .1
MUNICIPAL BONDS 310,951 1 .5
U.S. TREASURY SECURITIES
United States Treasury Note/Bond
256,266,000 4.250%, 11/30/26 256,215 1 .2
104,519,000 4.000%, 12/15/27 103,715 0 .5
208,443,000 4.125%, 11/30/29 206,075 1 .0
Principal Description 1 1
Value
(000)
% of net
assets
U.S. TREASURY SECURITIES (continued)
$ 238,530,000 4.125%, 11/30/31 $ 233,437 1 .1%
299,292,000 4.250%, 11/15/34 291,491 1 .4
202,078,800 2.375%, 02/15/42 143,852 0 .7
159,244,000 4.625%, 11/15/44 154,405 0 .7
201,105,000 4.375%, 08/15/54 183,649 0 .9
Other 93,301 0 .4
1,666,140 7 .9
6,049,367,974
TOTAL GOVERNMENT BONDS
(Cost $5,547,760) 5,301,438 25 .2
Shares Description 1 1
Value
(000)
% of net
assets
PREFERRED STOCKS
REAL ESTATE MANAGEMENT & DEVELOPMENT 13,772 0 .0
UTILITIES 13,864 0 .1
TOTAL PREFERRED STOCKS
(Cost $46,746) 27,636 0 .1
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
HEALTH CARE EQUIPMENT & SERVICES 1 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $1) 1 0 .0
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
STRUCTURED ASSETS
ASSET BACKED 247,246 1 .2
OTHER MORTGAGE BACKED 568,192 2 .7
1,200,110,876
TOTAL STRUCTURED ASSETS
(Cost $890,587) 815,438 3 .9
TOTAL LONG-TERM INVESTMENTS
(Cost $18,871,048) 20,807,375 99 .1
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
124,287,124 (b) State Street Navigator Securities
Lending Government Money Market
Portfolio 4.460%(c) 124,287 0 .6
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $124,287) 124,287 0 .6
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 15,335 0 .1
REPURCHASE AGREEMENT 62,572 0 .3
TREASURY DEBT 9,945 0 .0
TOTAL SHORT-TERM INVESTMENTS
(Cost $87,852) 87,852 0 .4
a a a a
TOTAL PORTFOLIO
(Cost $19,083,187) 21,019,514 100 .1
OTHER ASSETS & LIABILITIES, NET (14,483) ( 0 .1 )
NET ASSETS $ 21,005,031 100 .0%

Summary Portfolio of Investments
(continued)
Social Choice December 31, 2024
50
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 12/31/24, the aggregate value of securities on loan is $201,304,576.
At 12/31/24, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,972,973,596 or 9.4% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 7,358 EUR 6,708 JPMorgan Chase Bank N.A 01/13/25 406
$ 4,767 EUR 4,400 Morgan Stanley Capital Services 01/13/25 207
Total   $ 613
Total unrealized appreciation on forward foreign currency contracts  $ 613
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

51
See Notes to Financial Statements
Money Market December 31, 2024
Summary Portfolio of Investments
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description
1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
Federal Farm Credit Banks Funding Corp
$ 42,940,000 5.125%, 05/22/25 $ 42,925 0 .4%
Federal Farm Credit Discount Notes
40,600,000 0.000%, 02/21/25 40,319 0 .4
23,870,000 0.000%, 04/09/25 23,584 0 .2
40,445,000 0.000%, 04/23/25 39,894 0 .4
41,000,000 0.000%, 07/08/25 40,086 0 .4
Federal Home Loan Bank Discount Notes
40,500,000 0.000%, 01/16/25 40,418 0 .4
60,500,000 0.000%, 01/23/25 60,323 0 .6
73,509,000 0.000%, 02/05/25 73,176 0 .8
62,000,000 0.000%, 02/10/25 61,672 0 .6
81,000,000 0.000%, 02/14/25 80,524 0 .8
82,000,000 0.000%, 02/18/25 81,475 0 .8
21,000,000 0.000%, 02/21/25 20,850 0 .2
83,000,000 0.000%, 02/26/25 82,380 0 .8
40,850,000 0.000%, 04/02/25 40,349 0 .4
57,500,000 0.000%, 04/17/25 56,662 0 .6
81,000,000 0.000%, 05/16/25 79,496 0 .8
22,800,000 0.000%, 05/23/25 22,409 0 .2
85,000,000 0.000%, 06/06/25 83,481 0 .9
228,000,000 0.000%, 06/16/25 223,469 2 .3
246,500,000 0.000%, 07/18/25 240,860 2 .5
37,000,000 0.000%, 09/26/25 35,940 0 .4
Federal Home Loan Banks
163,000,000 4.470%, 03/11/25 162,991 1 .7
Federal Home Loan Mortgage Corp
56,100,000 0.375%, 09/23/25 54,567 0 .6
Tennessee Valley Authority Discount
Notes
61,200,000 0.000%, 01/08/25 61,149 0 .7
81,500,000 0.000%, 01/22/25 81,294 0 .9
Other 159,682 1 .6
1,989,975 20 .4
REPURCHASE AGREEMENT
Bank of New York Mellon
2,314,000,000 (a) 4.450%, 01/02/25 2,314,000 23 .8
Fixed Income Clearing Corporation
1,690,380,000 (b) 4.460%, 01/02/25 1,690,380 17 .3
4,004,380 41 .1
TREASURY DEBT
United States Treasury Bill
327,250,000 0.000%, 01/09/25 326,921 3 .4
246,000,000 0.000%, 02/06/25 244,947 2 .5
122,000,000 0.000%, 03/04/25 121,069 1 .2
83,000,000 0.000%, 03/18/25 82,234 0 .8
123,000,000 0.000%, 04/10/25 121,536 1 .2
326,500,000 0.000%, 04/17/25 322,394 3 .3
120,500,000 0.000%, 04/24/25 118,865 1 .2
184,700,000 0.000%, 05/15/25 181,399 1 .9
89,400,000 0.000%, 05/29/25 87,805 0 .9
166,000,000 0.000%, 06/05/25 162,924 1 .7
65,750,000 0.000%, 06/12/25 64,297 0 .7
40,000,000 0.000%, 09/04/25 38,947 0 .4
United States Treasury Bill- When Issued
41,000,000 0.000%, 02/25/25 40,722 0 .4
165,000,000 0.000%, 10/02/25 160,178 1 .6
United States Treasury Inflation Indexed
Bonds
54,640,290 (c) 0.250%, 01/15/25 54,563 0 .6
Principal Description
1 1
Value
(000)
% of net
assets
TREASURY DEBT (continued)
United States Treasury Note/Bond
$ 62,250,000 3.875%, 04/30/25 $ 61,996 0 .6%
21,000,000 2.125%, 05/15/25 20,770 0 .2
138,250,000 0.250%, 09/30/25 134,341 1 .4
Other 20,110 0 .2
2,366,018 24 .2
VARIABLE RATE SECURITIES
Federal Home Loan Banks
110,000,000 (d) 4.390%, 04/10/25, (SOFR + 0.020%) 110,004 1 .1
202,000,000 (d) 4.375%, 05/09/25, (SOFR + 0.005%) 202,000 2 .1
574,000,000 (d) 4.370%, 05/20/25, (SOFR - 0.000%) 574,000 5 .9
328,000,000 (d) 4.370%, 05/22/25, (SOFR - 0.000%) 328,000 3 .4
166,000,000 (d) 4.375%, 06/23/25, (SOFR + 0.005%) 166,000 1 .7
1,380,004 14 .2
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,740,377) 9,740,377 99 .9
a a a a
TOTAL PORTFOLIO
(Cost $9,740,377) 9,740,377 99 .9
OTHER ASSETS & LIABILITIES, NET 8,195 0 .1
NET ASSETS $ 9,748,572 100 .0%
SOFR Secured Overnight Financing Rate
(a) Agreement with Bank of New York Mellon, 4.450% dated 12/31/24 to be repurchased at
$2,327,180,612 on 1/2/25, collateralized by Government Agency Securities, with coupon rates
0.125%–4.625% and maturity dates 3/31/26–9/30/28, valued at $2,360,280,086.
(b) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $1,690,798,839 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 0.125%–4.375% and maturity dates 7/15/26–7/31/26, valued at $1,724,187,770.
(c) Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Statement of Assets and Liabilities
See Notes to Financial Statements
52
December 31, 2024
(amounts in thousands, except accumulation unit value)
20.1
Stock
20.2
Global Equities
ASSETS
Long-term investments, at value*† $ 124,466,111 $ 29,789,610
Affiliated investments, at value‡ 124,276 15,060
Short-term investments, at value# 579,025 130,420
Investments purchased with collateral from securities lending, at value (cost approximates value) 490,119 61,657
Cash – –
Cash denominated in foreign currencies^ 6,997 1,365
Cash collateral at brokers for investments in futures contracts 47 –
Cash collateral at brokers for investments in mortgage dollar rolls – –
Cash collateral for securities loaned 29,241 3,321
Due from affiliates – –
Receivables:
Dividends 80,105 15,108
Interest 901 107
Investments sold 338,553 165,657
Reclaims 50,570 8,653
Unrealized appreciation on forward foreign currency contracts – –
Other 24,720 3,717
Total assets 126,190,665 30,194,675
LIABILITIES
Due to affiliates 103,107 170
Cash overdraft 451 –
Cash collateral due to broker – –
Payables:
Investment management fees 2,480 580
Capital gain taxes 87,154 10,997
Collateral from securities lending 518,163 64,679
Investments purchased - regular settlement 128,838 146,588
Investments purchased - when-issued/delayed-delivery settlement 2,758 –
Service agreement fees 3,196 166
Trustee compensation 18,621 2,953
Variation margin on swaps contracts – –
Variation margin on futures contracts 1,335 291
Unrealized depreciation on forward foreign currency contracts – –
Other 94 12
Total liabilities 866,197 226,436
Net assets $ 125,324,468 $ 29,968,239
CLASS R4 (Accumulation): Net assets $ 3,212,603 $ 1,296,585
Units outstanding 3,490 3,708
Unit value $ 920 .492 $ 349 .682
CLASS R3 (Accumulation): Net assets $ 63,157,396 $ 14,727,494
Units outstanding 68,858 42,267
Unit value $ 917 .218 $ 348 .438
CLASS R2 (Accumulation): Net assets $ 34,351,986 $ 8,763,920
Units outstanding 37,693 25,313
Unit value $ 911 .369 $ 346 .216
CLASS R1 (Accumulation): Net assets $ 14,137,177 $ 4,638,933
Units outstanding 15,806 13,653
Unit value $ 894 .411 $ 339 .778
ANNUITY: Net assets $ 10,465,306 $ 541,307
* Includes securities loaned of $ 1,137,636 $ 120,275
† Long-term investments, cost $ 101,127,656 $ 22,429,454
‡ Affiliated investments, cost $ 183,275 $ 19,180
# Short-term investments, cost $ 579,005 $ 130,415
^ Cash denominated in foreign currencies, cost $ 6,960 $ 1,374

See Notes to Financial Statements
53
20.3
Growth
20.4
Equity Index
20.5
Core Bond
20.6
Inflation-Linked Bond
20.7
Social Choice
20.8
Money Market
$ 41,406,304 $ 25,516,831 $ 10,645,831 $ 7,106,659 $ 20,807,375 $ –
– – – – – –
112,343 86,868 213,558 3,084 87,852 9,740,377
– 69,433 21,908 3,704 124,287 –
– – 715 253 – –
– – 758 – 32 –
– – 9,829 1,197 – –
– – 99,000 – 31,501 –
– – – – – –
– – 591 – – 1,309
2,836 16,476 71 – 7,947 –
9 3 77,342 28,135 60,115 7,012
2,078 – 99,983 423 34,861 –
1,484 – 36 – 7,537 –
– – 11,301 – 613 –
3,419 2,584 3,091 1,187 2,664 1,890
41,528,473 25,692,195 11,184,014 7,144,642 21,164,784 9,750,588
14,343 11,378 – 568 2,976 –
– 29 – – 4,338 –
– 32 18 – 1 –
930 627 426 276 963 347
– – 4 – – –
– 69,433 21,908 3,704 124,287 –
52,945 – – – 32 –
– – 124,816 – 25,053 –
1,184 659 – – – –
3,360 2,505 1,855 1,115 2,102 1,668
– – 142 – – –
– 293 683 391 – –
– – 360 – – –
57 4 5 – 1 1
72,819 84,960 150,217 6,054 159,753 2,016
$ 41,455,654 $ 25,607,235 $ 11,033,797 $ 7,138,588 $ 21,005,031 $ 9,748,572
$ 898,793 $ 572,709 $ 275,692 $ 251,329 $ 1,861,954 $ 155,187
1,696 1,103 2,040 2,952 5,022 5,185
$ 529 .817 $ 519 .134 $ 135 .171 $ 85 .138 $ 370 .757 $ 29 .927
$ 19,590,169 $ 11,540,002 $ 5,212,352 $ 3,503,579 $ 9,546,173 $ 4,781,912
37,107 22,308 38,700 41,299 25,839 160,315
$ 527 .934 $ 517 .294 $ 134 .688 $ 84 .834 $ 369 .441 $ 29 .828
$ 12,686,813 $ 7,996,443 $ 3,344,751 $ 1,863,085 $ 6,378,670 $ 2,780,847
24,186 15,557 24,992 22,102 17,376 93,830
$ 524 .562 $ 513 .996 $ 133 .831 $ 84 .295 $ 367 .088 $ 29 .637
$ 7,410,642 $ 4,878,514 $ 1,956,325 $ 1,361,033 $ 2,730,679 $ 1,903,551
14,395 9,671 14,895 16,452 7,580 65,332
$ 514 .794 $ 504 .434 $ 131 .343 $ 82 .728 $ 360 .266 $ 29 .137
$ 869,237 $ 619,567 $ 244,677 $ 159,562 $ 487,555 $ 127,075
$ – $ 139,149 $ 49,512 $ 3,598 $ 201,305 $ –
$ 23,635,609 $ 7,353,389 $ 11,494,380 $ 7,417,235 $ 18,871,048 $ –
$ – $ – $ – $ – $ – $ –
$ 112,343 $ 86,867 $ 213,563 $ 3,084 $ 87,852 $ 9,740,377
$ – $ – $ 931 $ – $ 32 $ –

Statement of Operations
See Notes to Financial Statements
54
Year Ended December 31, 2024
(amounts in thousands)
20.1
Stock
20.2
Global Equities
INVESTMENT INCOME
Dividends $ 2,285,689 $ 479,021
Dividends from affiliated investments 11,927 –
Interest 26,288 14,126
Securities lending income, net 11,459 1,729
Tax withheld (122,513) (26,856)
Total investment income 2,212,850 468,020
EXPENSES
Investment management fees 120,085 24,398
Administrative - Class R4 311 117
Administrative - Class R3 108,245 21,730
Administrative - Class R2 69,819 17,274
Administrative - Class R1 43,988 13,578
Distribution fees - Class R4 37 14
Distribution fees - Class R3 16,164 3,237
Distribution fees - Class R2 10,046 2,479
Distribution fees - Class R1 8,414 2,594
Mortality and expense risk charges 6,261 1,438
Total expenses 383,370 86,859
Net expenses 383,370 86,859
Net investment income (loss) 1,829,480 381,161
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments† 11,574,259 2,316,460
Affiliated investments (31,891) (2)
Futures contracts 66,630 36,652
Forward foreign currency contracts – –
Swaps contracts – –
Foreign currency transactions (13,881) (2,881)
Net realized gain (loss) 11,595,117 2,350,229
Change in unrealized appreciation (depreciation) on:
Investments ‡ 5,653,499 2,194,915
Affiliated investments (37,805) (10,522)
Futures contracts (23,278) (12,933)
Forward foreign currency contracts – –
Swaps contracts – –
Foreign currency translations (4,482) (859)
Net change in unrealized appreciation (depreciation) 5,587,934 2,170,601
Net realized and unrealized gain (loss) 17,183,051 4,520,830
Net increase (decrease) in net assets from operations $ 19,012,531 $ 4,901,991
†   Net of foreign capital gain taxes $ 18,460 $ 1,696
‡   Net of change in unrealized foreign capital gains taxes $ (35,923) $ (3,129)

See Notes to Financial Statements
55
20.3
Growth
20.4
Equity Index
20.5
Core Bond
20.6
Inflation-Linked Bond
20.7
Social Choice
20.8
Money Market
$ 201,629 $ 327,638 $ 282 $ 843 $ 247,648 $ –
– – – – – –
4,270 3,697 477,194 245,078 395,538 499,771
73 2,100 682 27 (5,241) –
(2,986) (78) (10) – (11,387) –
202,986 333,357 478,148 245,948 626,558 499,771
18,596 2,202 7,902 2,605 9,559 1,064
60 42 25 22 189 15
28,307 17,295 7,980 5,359 15,466 7,147
24,133 15,634 6,822 3,797 13,386 5,554
21,417 14,544 5,747 4,110 8,802 5,900
10 7 3 3 21 2
4,199 2,580 1,201 807 2,322 1,074
3,447 2,246 990 550 1,936 803
4,078 2,780 1,105 789 1,687 1,131
1,936 1,231 544 352 1,075 482
106,183 58,561 32,319 18,394 54,443 23,172
106,183 58,561 32,319 18,394 54,443 23,172
96,803 274,796 445,829 227,554 572,115 476,599
955,175 1,681,922 (98,871) (32,041) 1,570,265 525
– – – – – –
– 19,059 (9,152) (1,853) – –
– – 3,364 – 209 –
– – (27,012) – – –
(136) (35) (7,580) 23 (2,547) 9
955,039 1,700,946 (139,251) (33,871) 1,567,927 534
9,481,068 3,162,107 (77,511) 49,269 (318,439) –
– – – – – –
– (1,338) (10,331) (10,276) – –
– – 17,609 – 840 –
– – 8,757 – – –
(53) – (110) – (583) –
9,481,015 3,160,769 (61,586) 38,993 (318,182) –
10,436,054 4,861,715 (200,837) 5,122 1,249,745 534
$ 10,532,857 $ 5,136,511 $ 244,992 $ 232,676 $ 1,821,860 $ 477,133
$ – $ – $ 2 $ – $ – $ –
$ – $ – $ 5 $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements
56
20.1
Stock
20.2
Global Equities
(amounts in thousands)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 1,829,480 $ 1,918,357 $ 381,161 $ 402,843
Net realized gain (loss) 11,595,117 1,716,812 2,350,229 768,585
Net change in unrealized appreciation
(depreciation) 5,587,934 18,827,617 2,170,601 3,907,420
Net increase (decrease) in net assets from
operations 19,012,531 22,462,786 4,901,991 5,078,848
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions 5,840,869 4,404,164 3,539,005 2,172,992
Withdrawals and death benefits (16,539,020) (11,994,224) (4,360,146) (3,028,158)
Annuity payments (1,408,581) (1,341,364) (55,751) (49,044)
Net increase (decrease) from participant
transactions (12,106,732) (8,931,424) (876,892) (904,210)
Net increase (decrease) in net assets 6,905,799 13,531,362 4,025,099 4,174,638
Net assets at the beginning of period 118,418,669 104,887,307 25,943,140 21,768,502
Net assets at the end of period $ 125,324,468 $ 118,418,669 $ 29,968,239 $ 25,943,140

See Notes to Financial Statements
57
20.3
Growth
20.4
Equity Index
20.5
Core Bond
20.6
Inflation-Linked Bond
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
$ 96,803 $ 154,638 $ 274,796 $ 296,885 $ 445,829 $ 409,084 $ 227,554 $ 241,508
955,039 (252,337) 1,700,946 1,007,185 (139,251) (290,426) (33,871) (90,303)
9,481,015 11,206,343 3,160,769 3,490,140 (61,586) 525,115 38,993 160,430
10,532,857 11,108,644 5,136,511 4,794,210 244,992 643,773 232,676 311,635
2,784,219 1,382,741 1,524,622 977,467 1,932,232 1,132,047 1,261,348 904,080
(5,858,638) (3,318,606) (3,641,623) (2,449,335) (1,885,337) (1,710,415) (1,322,552) (1,317,814)
(81,698) (65,116) (65,465) (57,433) (26,744) (27,271) (18,270) (18,736)
(3,156,117) (2,000,981) (2,182,466) (1,529,301) 20,151 (605,639) (79,474) (432,470)
7,376,740 9,107,663 2,954,045 3,264,909 265,143 38,134 153,202 (120,835)
34,078,914 24,971,251 22,653,190 19,388,281 10,768,654 10,730,520 6,985,386 7,106,221
$ 41,455,654 $ 34,078,914 $ 25,607,235 $ 22,653,190 $ 11,033,797 $ 10,768,654 $ 7,138,588 $ 6,985,386

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
58
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
20.7
Social Choice
20.8
Money Market
(amounts in thousands)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 572,115 $ 543,149 $ 476,599 $ 433,865
Net realized gain (loss) 1,567,927 165,011 534 138
Net change in unrealized appreciation
(depreciation) (318,182) 1,995,206 – –
Net increase (decrease) in net assets from
operations 1,821,860 2,703,366 477,133 434,003
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions 2,773,977 3,919,686 3,868,337 4,308,963
Withdrawals and death benefits (4,913,022) (2,899,806) (4,105,076) (3,902,215)
Annuity payments (49,788) (45,938) (14,922) (13,723)
Net increase (decrease) from participant
transactions (2,188,833) 973,942 (251,661) 393,025
Net increase (decrease) in net assets (366,973) 3,677,308 225,472 827,028
Net assets at the beginning of period 21,372,004 17,694,696 9,523,100 8,696,072
Net assets at the end of period $ 21,005,031 $ 21,372,004 $ 9,748,572 $ 9,523,100

Financial Highlights
See Notes to Financial Statements
60
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.1
Stock
Class R4 : 12/31/24 $ 15 .357 $ 1 .007 $ 14 .350 $ 117 .895 $ 132 .245 $ 788 .247 $ 920 .492
12/31/23 14 .362 0 .845 13 .517 131 .587 145 .104 643 .143 788 .247
12/31/22
§
3 .271 0 .203 3 .068 9 .589 12 .657 630 .486 643 .143
Class R3 : 12/31/24 15 .388 2 .343 13 .045 117 .519 130 .564 786 .654 917 .218
12/31/23 14 .470 1 .961 12 .509 131 .291 143 .800 642 .854 786 .654
12/31/22 13 .834 1 .691 12 .143 ( 157 .619 ) ( 145 .476 ) 788 .330 642 .854
12/31/21 11 .872 1 .688 10 .184 115 .218 125 .402 662 .928 788 .330
12/31/20 10 .044 1 .598 8 .446 92 .234 100 .680 562 .248 662 .928
Class R2 : 12/31/24 15 .294 2 .869 12 .425 116 .817 129 .242 782 .127 911 .369
12/31/23 14 .392 2 .463 11 .929 130 .577 142 .506 639 .621 782 .127
12/31/22 13 .800 2 .019 11 .781 ( 156 .913 ) ( 145 .132 ) 784 .753 639 .621
12/31/21 11 .811 2 .055 9 .756 114 .741 124 .497 660 .256 784 .753
12/31/20 10 .005 1 .916 8 .089 91 .852 99 .941 560 .315 660 .256
Class R1 : 12/31/24 15 .018 4 .001 11 .017 114 .747 125 .764 768 .647 894 .411
12/31/23 14 .159 3 .447 10 .712 128 .410 139 .122 629 .525 768 .647
12/31/22 13 .580 3 .012 10 .568 ( 154 .604 ) ( 144 .036 ) 773 .561 629 .525
12/31/21 11 .657 3 .132 8 .525 113 .206 121 .731 651 .830 773 .561
12/31/20 9 .890 2 .810 7 .080 90 .652 97 .732 554 .098 651 .830
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
61
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b) ,(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
16 .78% 0 .11% 1 .63% 41% 3   $ 3,213
22 .56 0 .12 1 .89 36 2 1,557
2 .01 0 .11
(e)
1 .68
(e)
41 1 566
16 .60 0 .27 1 .50 41 69 63,157
22 .37 0 .28 1 .76 36 77 60,281
( 18 .45 ) 0 .25 1 .80 41 83 53,295
18 .92 0 .23 1 .38 50 87 68,462
17 .91 0 .29 1 .53 69 93 61,616
16 .53 0 .33 1 .44 41 38 34,352
22 .28 0 .35 1 .69 36 42 32,969
( 18 .49 ) 0 .30 1 .75 41 46 29,554
18 .86 0 .28 1 .33 50 52 41,153
17 .84 0 .35 1 .47 69 57 37,943
16 .36 0 .47 1 .30 41 16 14,137
22 .10 0 .50 1 .54 36 18 13,540
( 18 .62 ) 0 .45 1 .60 41 19 12,179
18 .67 0 .43 1 .17 50 21 16,519
17 .64 0 .52 1 .31 69 23 15,270

Financial Highlights
(continued)
See Notes to Financial Statements
62
Financial Highlights
(continued)
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.2
Global Equities
Class R4 : 12/31/24 $ 5 .254 $ 0 .338 $ 4 .916 $ 51 .539 $ 56 .455 $ 293 .227 $ 349 .682
12/31/23 5 .303 0 .296 5 .007 52 .031 57 .038 236 .189 293 .227
12/31/22
§
1 .069 0 .070 0 .999 4 .803 5 .802 230 .387 236 .189
Class R3 : 12/31/24 5 .343 0 .845 4 .498 51 .307 55 .805 292 .633 348 .438
12/31/23 5 .329 0 .712 4 .617 51 .933 56 .550 236 .083 292 .633
12/31/22 4 .990 0 .595 4 .395 ( 57 .939 ) ( 53 .544 ) 289 .627 236 .083
12/31/21 5 .129 0 .560 4 .569 34 .624 39 .193 250 .434 289 .627
12/31/20 3 .517 0 .561 2 .956 43 .466 46 .422 204 .012 250 .434
Class R2 : 12/31/24 5 .310 1 .044 4 .266 51 .001 55 .267 290 .949 346 .216
12/31/23 5 .303 0 .899 4 .404 51 .649 56 .053 234 .896 290 .949
12/31/22 4 .976 0 .715 4 .261 ( 57 .679 ) ( 53 .418 ) 288 .314 234 .896
12/31/21 5 .099 0 .697 4 .402 34 .488 38 .890 249 .424 288 .314
12/31/20 3 .505 0 .678 2 .827 43 .288 46 .115 203 .309 249 .424
Class R1 : 12/31/24 5 .209 1 .470 3 .739 50 .098 53 .837 285 .941 339 .778
12/31/23 5 .217 1 .265 3 .952 50 .794 54 .746 231 .195 285 .941
12/31/22 4 .897 1 .080 3 .817 ( 56 .831 ) ( 53 .014 ) 284 .209 231 .195
12/31/21 5 .035 1 .096 3 .939 34 .023 37 .962 246 .247 284 .209
12/31/20 3 .467 1 .009 2 .458 42 .730 45 .188 201 .059 246 .247
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
63
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b) ,(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
19 .27% 0 .10% 1 .48% 35% 4   $ 1,297
24 .13 0 .11 1 .89 32 2 680
2 .52 0 .10
(e)
1 .48
(e)
36 2 400
19 .08 0 .26 1 .37 35 42 14,727
23 .94 0 .27 1 .75 32 44 13,019
( 18 .49 ) 0 .24 1 .77 36 46 10,883
15 .65 0 .20 1 .67 46 50 14,427
22 .75 0 .27 1 .45 63 47 11,672
19 .01 0 .32 1 .31 35 25 8,764
23 .85 0 .34 1 .68 32 27 7,871
( 18 .53 ) 0 .29 1 .73 36 29 6,749
15 .59 0 .26 1 .61 46 32 9,290
22 .68 0 .33 1 .39 63 33 8,190
18 .84 0 .46 1 .17 35 14 4,639
23 .66 0 .49 1 .53 32 14 3,902
( 18 .65 ) 0 .44 1 .57 36 14 3,333
15 .42 0 .41 1 .46 46 16 4,495
22 .48 0 .50 1 .23 63 16 4,032

Financial Highlights
(continued)
See Notes to Financial Statements
64
Financial Highlights
(continued)
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.3
Growth
Class R4 : 12/31/24 $ 2 .448 $ 0 .333 $ 2 .115 $ 126 .964 $ 129 .079 $ 400 .738 $ 529 .817
12/31/23 2 .771 0 .229 2 .542 124 .305 126 .847 273 .891 400 .738
12/31/22
§
0 .786 0 .067 0 .719 ( 12 .196 ) ( 11 .477 ) 285 .368 273 .891
Class R3 : 12/31/24 2 .474 1 .041 1 .433 126 .573 128 .006 399 .928 527 .934
12/31/23 2 .725 0 .764 1 .961 124 .201 126 .162 273 .766 399 .928
12/31/22 2 .445 0 .684 1 .761 ( 132 .602 ) ( 130 .841 ) 404 .607 273 .766
12/31/21 1 .935 0 .658 1 .277 67 .368 68 .645 335 .962 404 .607
12/31/20 2 .003 0 .644 1 .359 95 .929 97 .288 238 .674 335 .962
Class R2 : 12/31/24 2 .458 1 .329 1 .129 125 .810 126 .939 397 .623 524 .562
12/31/23 2 .709 1 .002 1 .707 123 .530 125 .237 272 .386 397 .623
12/31/22 2 .425 0 .836 1 .589 ( 131 .969 ) ( 130 .380 ) 402 .766 272 .386
12/31/21 1 .929 0 .844 1 .085 67 .078 68 .163 334 .603 402 .766
12/31/20 1 .995 0 .800 1 .195 95 .559 96 .754 237 .849 334 .603
Class R1 : 12/31/24 2 .413 1 .947 0 .466 123 .558 124 .024 390 .770 514 .794
12/31/23 2 .664 1 .477 1 .187 121 .494 122 .681 268 .089 390 .770
12/31/22 2 .391 1 .293 1 .098 ( 130 .033 ) ( 128 .935 ) 397 .024 268 .089
12/31/21 1 .902 1 .389 0 .513 66 .175 66 .688 330 .336 397 .024
12/31/20 1 .972 1 .242 0 .730 94 .391 95 .121 235 .215 330 .336
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
(f)
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
65
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b) ,(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
32 .21% 0 .07% 0 .44% 22% 2   $ 899
46 .31 0 .07 0 .74 33 1 265
( 4 .02 ) 0 .08
(e)
0 .89
(e)
41 0
(f)
90
32 .01 0 .22 0 .30 22 37 19,590
46 .09 0 .23 0 .58 33 41 16,457
( 32 .34 ) 0 .22 0 .57 41 44 12,025
20 .43 0 .18 0 .34 67 46 18,614
40 .76 0 .24 0 .50 82 49 16,452
31 .92 0 .28 0 .24 22 24 12,687
45 .98 0 .30 0 .51 33 27 10,614
( 32 .37 ) 0 .27 0 .51 41 29 7,908
20 .37 0 .23 0 .29 67 33 13,218
40 .68 0 .30 0 .44 82 36 12,019
31 .74 0 .42 0 .10 22 14 7,411
45 .76 0 .45 0 .36 33 15 6,055
( 32 .48 ) 0 .42 0 .36 41 17 4,447
20 .19 0 .38 0 .14 67 18 7,208
40 .44 0 .47 0 .27 82 20 6,548

Financial Highlights
(continued)
See Notes to Financial Statements
66
Financial Highlights
(continued)
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.4
Equity Index
Class R4 : 12/31/24 $ 6 .652 $ 0 .141 $ 6 .511 $ 92 .995 $ 99 .506 $ 419 .628 $ 519 .134
12/31/23 6 .312 0 .115 6 .197 80 .314 86 .511 333 .117 419 .628
12/31/22
§
1 .690 0 .037 1 .653 ( 4 .237 ) ( 2 .584 ) 335 .701 333 .117
Class R3 : 12/31/24 6 .419 0 .862 5 .557 92 .953 98 .510 418 .784 517 .294
12/31/23 6 .221 0 .699 5 .522 80 .296 85 .818 332 .966 418 .784
12/31/22 5 .558 0 .619 4 .939 ( 84 .322 ) ( 79 .383 ) 412 .349 332 .966
12/31/21 4 .885 0 .592 4 .293 79 .534 83 .827 328 .522 412 .349
12/31/20 4 .757 0 .578 4 .179 52 .002 56 .181 272 .341 328 .522
Class R2 : 12/31/24 6 .381 1 .152 5 .229 92 .392 97 .621 416 .375 513 .996
12/31/23 6 .187 0 .965 5 .222 79 .861 85 .083 331 .292 416 .375
12/31/22 5 .518 0 .791 4 .727 ( 83 .915 ) ( 79 .188 ) 410 .480 331 .292
12/31/21 4 .858 0 .779 4 .079 79 .203 83 .282 327 .198 410 .480
12/31/20 4 .739 0 .737 4 .002 51 .792 55 .794 271 .404 327 .198
Class R1 : 12/31/24 6 .267 1 .776 4 .491 90 .739 95 .230 409 .204 504 .434
12/31/23 6 .085 1 .486 4 .599 78 .537 83 .136 326 .068 409 .204
12/31/22 5 .440 1 .317 4 .123 ( 82 .686 ) ( 78 .563 ) 404 .631 326 .068
12/31/21 4 .795 1 .326 3 .469 78 .134 81 .603 323 .028 404 .631
12/31/20 4 .683 1 .182 3 .501 51 .129 54 .630 268 .398 323 .028
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Amount represents less than 1,000,000.
(f)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
67
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b) ,(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
23 .71% 0 .03% 1 .33% 2% 1   $ 573
25 .97 0 .03 1 .64 2 0
(e)
139
( 0 .77 ) 0 .04
(f)
1 .71
(f)
2 0
(e)
10
23 .52 0 .18 1 .17 2 22 11,540
25 .77 0 .19 1 .48 2 25 10,432
( 19 .25 ) 0 .17 1 .39 2 27 8,937
25 .52 0 .16 1 .15 4 28 11,486
20 .63 0 .21 1 .53 3 29 9,584
23 .45 0 .24 1 .11 2 16 7,996
25 .68 0 .26 1 .41 2 17 7,206
( 19 .29 ) 0 .22 1 .34 2 19 6,275
25 .45 0 .21 1 .10 4 21 8,625
20 .56 0 .27 1 .47 3 23 7,481
23 .27 0 .38 0 .97 2 10 4,879
25 .50 0 .41 1 .26 2 11 4,334
( 19 .42 ) 0 .38 1 .19 2 11 3,703
25 .26 0 .36 0 .95 4 12 4,943
20 .35 0 .44 1 .30 3 13 4,230

Financial Highlights
(continued)
See Notes to Financial Statements
68
Financial Highlights
(continued)
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.5
Core Bond
Class R4 : 12/31/24 $ 5 .881 $ 0 .120 $ 5 .761 $ ( 2 .458 ) $ 3 .303 $ 131 .868 $ 135 .171
12/31/23 5 .275 0 .113 5 .162 2 .858 8 .020 123 .848 131 .868
12/31/22
§
1 .339 0 .034 1 .305 ( 2 .437 ) ( 1 .132 ) 124 .980 123 .848
Class R3 : 12/31/24 5 .853 0 .328 5 .525 ( 2 .436 ) 3 .089 131 .599 134 .688
12/31/23 5 .249 0 .313 4 .936 2 .871 7 .807 123 .792 131 .599
12/31/22 4 .037 0 .304 3 .733 ( 22 .465 ) ( 18 .732 ) 142 .524 123 .792
12/31/21 3 .242 0 .296 2 .946 ( 4 .720 ) ( 1 .774 ) 144 .298 142 .524
12/31/20 3 .756 0 .346 3 .410 7 .176 10 .586 133 .712 144 .298
Class R2 : 12/31/24 5 .817 0 .408 5 .409 ( 2 .422 ) 2 .987 130 .844 133 .831
12/31/23 5 .220 0 .404 4 .816 2 .857 7 .673 123 .171 130 .844
12/31/22 4 .005 0 .366 3 .639 ( 22 .348 ) ( 18 .709 ) 141 .880 123 .171
12/31/21 3 .229 0 .367 2 .862 ( 4 .701 ) ( 1 .839 ) 143 .719 141 .880
12/31/20 3 .741 0 .427 3 .314 7 .152 10 .466 133 .253 143 .719
Class R1 : 12/31/24 5 .715 0 .580 5 .135 ( 2 .383 ) 2 .752 128 .591 131 .343
12/31/23 5 .137 0 .579 4 .558 2 .804 7 .362 121 .229 128 .591
12/31/22 3 .950 0 .557 3 .393 ( 22 .022 ) ( 18 .629 ) 139 .858 121 .229
12/31/21 3 .185 0 .574 2 .611 ( 4 .639 ) ( 2 .028 ) 141 .886 139 .858
12/31/20 3 .696 0 .655 3 .041 7 .068 10 .109 131 .777 141 .886
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
69
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b) ,(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
2 .51% 0 .09% 4 .30% 99% 88% 2   $ 276
6 .48 0 .09 4 .09 80 78 1 148
( 0 .91 ) 0 .09
(e)
3 .68
(e)
176 105 1 69
2 .35 0 .25 4 .15 99 88 39 5,212
6 .31 0 .25 3 .90 80 78 39 5,196
( 13 .14 ) 0 .23 2 .89 176 105 42 5,246
( 1 .23 ) 0 .21 2 .07 207 49 46 6,513
7 .92 0 .25 2 .44 135 84 50 7,152
2 .28 0 .31 4 .08 99 88 25 3,345
6 .23 0 .32 3 .83 80 78 26 3,404
( 13 .19 ) 0 .28 2 .83 176 105 28 3,496
( 1 .28 ) 0 .26 2 .02 207 49 33 4,649
7 .85 0 .31 2 .38 135 84 36 5,179
2 .14 0 .45 3 .95 99 88 15 1,956
6 .07 0 .47 3 .69 80 78 14 1,769
( 13 .32 ) 0 .44 2 .68 176 105 14 1,669
( 1 .43 ) 0 .41 1 .87 207 49 15 2,154
7 .67 0 .48 2 .21 135 84 17 2,373

Financial Highlights
(continued)
See Notes to Financial Statements
70
Financial Highlights
(continued)
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.6
Inflation-Linked Bond
Class R4 : 12/31/24 $ 2 .898 $ 0 .045 $ 2 .853 $ 0 .095 $ 2 .948 $ 82 .190 $ 85 .138
12/31/23 3 .097 0 .036 3 .061 0 .690 3 .751 78 .439 82 .190
12/31/22
§
0 .578 0 .011 0 .567 ( 1 .691 ) ( 1 .124 ) 79 .563 78 .439
Class R3 : 12/31/24 2 .919 0 .177 2 .742 0 .069 2 .811 82 .023 84 .834
12/31/23 2 .949 0 .161 2 .788 0 .831 3 .619 78 .404 82 .023
12/31/22 5 .692 0 .150 5 .542 ( 10 .852 ) ( 5 .310 ) 83 .714 78 .404
12/31/21 4 .494 0 .139 4 .355 ( 0 .158 ) 4 .197 79 .517 83 .714
12/31/20 1 .274 0 .168 1 .106 4 .805 5 .911 73 .606 79 .517
Class R2 : 12/31/24 2 .909 0 .228 2 .681 0 .062 2 .743 81 .552 84 .295
12/31/23 2 .928 0 .219 2 .709 0 .833 3 .542 78 .010 81 .552
12/31/22 5 .740 0 .188 5 .552 ( 10 .877 ) ( 5 .325 ) 83 .335 78 .010
12/31/21 4 .462 0 .181 4 .281 ( 0 .143 ) 4 .138 79 .197 83 .335
12/31/20 1 .270 0 .213 1 .057 4 .787 5 .844 73 .353 79 .197
Class R1 : 12/31/24 2 .856 0 .336 2 .520 0 .060 2 .580 80 .148 82 .728
12/31/23 2 .890 0 .331 2 .559 0 .809 3 .368 76 .780 80 .148
12/31/22 5 .586 0 .308 5 .278 ( 10 .647 ) ( 5 .369 ) 82 .149 76 .780
12/31/21 4 .419 0 .300 4 .119 ( 0 .159 ) 3 .960 78 .189 82 .149
12/31/20 1 .271 0 .338 0 .933 4 .714 5 .647 72 .542 78 .189
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
(f)
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
71
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b) ,(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
3 .59% 0 .05% 3 .40% 32% 3   $ 251
4 .78 0 .04 3 .84 27 2 131
( 1 .41 ) 0 .05
(e)
2 .51
(e)
16 0
(f)
37
3 .43 0 .21 3 .28 32 41 3,504
4 .62 0 .20 3 .49 27 43 3,510
( 6 .34 ) 0 .18 6 .86 16 47 3,706
5 .28 0 .17 5 .34 24 47 3,970
8 .03 0 .22 1 .44 25 45 3,590
3 .36 0 .27 3 .22 32 22 1,863
4 .54 0 .28 3 .41 27 23 1,890
( 6 .39 ) 0 .23 6 .90 16 25 1,964
5 .22 0 .22 5 .27 24 28 2,356
7 .96 0 .28 1 .39 25 29 2,267
3 .22 0 .41 3 .09 32 16 1,361
4 .39 0 .42 3 .28 27 16 1,291
( 6 .53 ) 0 .39 6 .67 16 16 1,230
5 .06 0 .37 5 .14 24 16 1,303
7 .78 0 .45 1 .24 25 15 1,182

Financial Highlights
(continued)
See Notes to Financial Statements
72
Financial Highlights
(continued)
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.7
Social Choice
Class R4 : 12/31/24 $ 10 .533 $ 0 .234 $ 10 .299 $ 20 .429 $ 30 .728 $ 340 .029 $ 370 .757
12/31/23 9 .658 0 .211 9 .447 34 .898 44 .345 295 .684 340 .029
12/31/22
§
2 .190 0 .060 2 .130 2 .737 4 .867 290 .817 295 .684
Class R3 : 12/31/24 10 .506 0 .785 9 .721 20 .375 30 .096 339 .345 369 .441
12/31/23 9 .579 0 .703 8 .876 34 .917 43 .793 295 .552 339 .345
12/31/22 7 .561 0 .639 6 .922 ( 61 .010 ) ( 54 .088 ) 349 .640 295 .552
12/31/21 6 .601 0 .639 5 .962 33 .286 39 .248 310 .392 349 .640
12/31/20 6 .218 0 .672 5 .546 31 .423 36 .969 273 .423 310 .392
Class R2 : 12/31/24 10 .443 1 .004 9 .439 20 .255 29 .694 337 .394 367 .088
12/31/23 9 .528 0 .927 8 .601 34 .726 43 .327 294 .067 337 .394
12/31/22 7 .519 0 .789 6 .730 ( 60 .721 ) ( 53 .991 ) 348 .058 294 .067
12/31/21 6 .570 0 .804 5 .766 33 .148 38 .914 309 .144 348 .058
12/31/20 6 .195 0 .832 5 .363 31 .296 36 .659 272 .485 309 .144
Class R1 : 12/31/24 10 .255 1 .475 8 .780 19 .902 28 .682 331 .584 360 .266
12/31/23 9 .370 1 .365 8 .005 34 .148 42 .153 289 .431 331 .584
12/31/22 7 .407 1 .242 6 .165 ( 59 .835 ) ( 53 .670 ) 343 .101 289 .431
12/31/21 6 .484 1 .289 5 .195 32 .701 37 .896 305 .205 343 .101
12/31/20 6 .129 1 .279 4 .850 30 .887 35 .737 269 .468 305 .205
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
73
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b) ,(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
9 .04% 0 .06% 2 .84% 102% 100% 5   $ 1,862
15 .00 0 .07 3 .00 81 80 3 1,075
1 .67 0 .07
(e)
2 .53
(e)
88 61 1 212
8 .87 0 .22 2 .70 102 100 26 9,546
14 .82 0 .22 2 .83 81 80 30 10,289
( 15 .47 ) 0 .21 2 .26 88 61 30 8,856
12 .64 0 .19 1 .80 118 57 27 9,541
13 .52 0 .24 2 .01 100 73 27 8,235
8 .80 0 .28 2 .64 102 100 17 6,379
14 .73 0 .30 2 .75 81 80 20 6,694
( 15 .51 ) 0 .26 2 .20 88 61 20 5,753
12 .59 0 .24 1 .74 118 57 20 6,868
13 .45 0 .30 1 .96 100 73 20 6,114
8 .65 0 .42 2 .50 102 100 8 2,731
14 .56 0 .44 2 .61 81 80 9 2,858
( 15 .64 ) 0 .41 2 .05 88 61 9 2,467
12 .42 0 .40 1 .59 118 57 8 2,841
13 .26 0 .47 1 .79 100 73 9 2,601

Financial Highlights
(continued)
See Notes to Financial Statements
74
Financial Highlights
(continued)
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.8
Money Market
Class R4 : 12/31/24 $ 1 .500 $ 0 .008 $ 1 .492 $ 0 .013 $ 1 .505 $ 28 .422 $ 29 .927
12/31/23 1 .415 0 .011 1 .404 ( 0 .015 ) 1 .389 27 .033 28 .422
12/31/22
§
0 .277 0 .013 0 .264 ( 0 .024 ) 0 .240 26 .793 27 .033
Class R3 : 12/31/24 1 .509 0 .054 1 .455 0 .001 1 .456 28 .372 29 .828
12/31/23 1 .398 0 .054 1 .344 0 .000 1 .344 27 .028 28 .372
12/31/22 0 .434 0 .096 0 .338 ( 0 .008 ) 0 .330 26 .698 27 .028
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .698 26 .698
12/31/20 0 .142 0 .051 0 .091 0 .011 0 .102 26 .596 26 .698
Class R2 : 12/31/24 1 .499 0 .071 1 .428 0 .001 1 .429 28 .208 29 .637
12/31/23 1 .392 0 .074 1 .318 ( 0 .001 ) 1 .317 26 .891 28 .208
12/31/22 0 .417 0 .137 0 .280 0 .005 0 .285 26 .606 26 .891
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .606 26 .606
12/31/20 0 .141 0 .058 0 .083 0 .011 0 .094 26 .512 26 .606
Class R1 : 12/31/24 1 .475 0 .109 1 .366 0 .001 1 .367 27 .770 29 .137
12/31/23 1 .373 0 .172 1 .201 ( 0 .004 ) 1 .197 26 .573 27 .770
12/31/22 0 .418 0 .189 0 .229 0 .001 0 .230 26 .343 26 .573
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .343 26 .343
12/31/20 0 .143 0 .075 0 .068 0 .006 0 .074 26 .269 26 .343
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
The Account’s expenses includes recovery of expenses previously withheld by TIAA.
(f)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
75
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b) ,(c)
Gross
Expenses
Expenses
Net of TIAA
Withholding
Net
Investment
Income (Loss)
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
5 .29% 0 .03% 0 .03% 5 .10% 5  $ 155
5 .14 0 .04 0 .04
(e)
5 .07 2 70
0 .90 0 .06
(f)
0 .16
(e) (f)
3 .43
(f)
1 40
5 .13 0 .18 0 .18 5 .00 160 4,782
4 .97 0 .20 0 .20 4 .86 168 4,755
1 .24 0 .20 0 .36
(e)
1 .26 163 4,407
0.00 0 .18 0 .07 0 .00 152 4,066
0 .38 0 .22 0 .19 0 .34 197 5,263
5 .07 0 .25 0 .25 4 .94 94 2,781
4 .90 0 .27 0 .27 4 .79 96 2,695
1 .07 0 .25 0 .51
(e)
1 .05 91 2,441
0.00 0 .23 0 .07 0 .00 94 2,513
0 .35 0 .28 0 .22 0 .31 121 3,208
4 .92 0 .39 0 .39 4 .80 65 1,904
4 .50 0 .42 0 .63
(e)
4 .43 68 1,884
0 .87 0 .40 0 .72
(e)
0 .87 64 1,693
0.00 0 .38 0 .07 0 .00 63 1,660
0 .28 0 .45 0 .28 0 .26 76 2,001

76
Notes to Financial Statements
1. General Information
Account Information: The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment
Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: CREF Stock Account (“Stock”), CREF Global Equities Account (“Global Equities”), CREF Growth Account (“Growth”), CREF
Equity Index Account (“Equity Index”), CREF Core Bond Account (“Core Bond”), CREF Inflation-Linked Bond Account (“Inflation-Linked
Bond”), CREF Social Choice Account (“Social Choice”) and CREF Money Market Account (“Money Market”) (individually referred to as the “Account” or collectively referred to as the “Accounts”).
Current Fiscal Period:  The end of the reporting period for the Accounts is December 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2024 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions.
The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.
Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.
Compensation: The Accounts pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Foreign Currency Transactions and Translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day.
Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

77
Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Accounts' maximum exposure under these arrangements is unknown, as this would involve future claims against the Accounts that have not yet occurred. Also, under the Accounts' organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts.
However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class of shares, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class.
Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.
Netting Agreements: In the ordinary course of business, the Accounts may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Account to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Account manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Accounts is held in a segregated account by the Accounts' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Accounts' Summary Portfolio of Investments or Statement of Assets and Liabilities.
The Accounts' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.
ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024.
The Accounts adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Accounts' financial positions or the results of their operations.
The officers of the Accounts act as the chief operating decision maker (“CODM”). Each Account represents a single operating segment. The CODM monitors the operating results of each Account as a whole and is responsible for each Account's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Account's portfolio managers as a team. The financial information in the form of the Account's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Account's comparative benchmarks and to make resource allocation decisions for the Account's single segment, is consistent with that presented within the Account's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
Recognition of Account Units: Prior period amounts have been conformed to the current year presentation to include net transfers between CREF Accounts within Premiums and contributions or Withdrawals and death benefits, which better reflects participant activity with respect to the Accounts. Refer to Note 6 for further details.

Notes to Financial Statements
(continued)
78
3. Investment Valuation and Fair Value Measurements
The Accounts' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by TIAA-CREF
Investment Management, LLC (the "Adviser"), subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Accounts' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective net asset value or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.

79
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Accounts’ investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock
Long-Term Investments
:
Common stocks $88,299,876 $35,790,285 $1,471 $124,091,632
Government bonds — 195 — 195
Investment companies 498,304 — — 498,304
Rights/Warrants — 21 235 256
Short-Term Investments
:
Government agency debt — 392,021 — 392,021
Repurchase agreement — 25,738 — 25,738
Treasury debt — 161,266 — 161,266
Investments purchased with collateral from securities lending:
Certificate of deposit — 114,177 — 114,177
Commercial paper — 64,941 — 64,941
Repurchase agreement — 275,000 — 275,000
Variable rate securities — 36,001 — 36,001
Investments in Derivatives
:
Futures contracts* (14,614) — — (14,614)
Total $88,783,566 $36,859,645 $1,706 $125,644,917
Global Equities
Long-Term Investments
:
Common stocks $21,912,087 $7,879,563 $115 $29,791,765
Investment companies 12,905 — — 12,905
Rights/Warrants — — —^ —
Short-Term Investments
:
Government agency debt — 92,357 — 92,357
Repurchase agreement — 10,636 — 10,636
Treasury debt — 27,427 — 27,427
Investments purchased with collateral from securities lending:
Certificate of deposit — 13,839 — 13,839
Commercial paper — 7,308 — 7,308
Repurchase agreement — 35,000 — 35,000
Variable rate securities — 5,510 — 5,510
Investments in Derivatives
:
Futures contracts* (3,311) — — (3,311)
Total $21,921,681 $8,071,640 $115 $29,993,436
Growth
Long-Term Investments
:
Common stocks $40,118,497 $982,444 $— $41,100,941
Investment companies 305,363 — — 305,363
Short-Term Investments
:
Government agency debt — 22,482 — 22,482
Repurchase agreement — 72,440 — 72,440
Treasury debt — 17,421 — 17,421
Total $40,423,860 $1,094,787 $— $41,518,647

Notes to Financial Statements
(continued)
80
Account Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $25,516,766 $— $63 $25,516,829
Rights/Warrants — — 2 2
Investments purchased with collateral from securities lending 69,433 — — 69,433
Short-Term Investments
:
Government agency debt — 41,452 — 41,452
Repurchase agreement — 23,002 — 23,002
Treasury debt — 22,414 — 22,414
Investments in Derivatives
:
Futures contracts* (857) — — (857)
Total $25,585,342 $86,868 $65 $25,672,275
Core Bond
Long-Term Investments
:
Bank loan obligations $— $23,308 $— $23,308
Corporate bonds — 3,259,406 — 3,259,406
Government bonds — 5,703,310 — 5,703,310
Preferred stocks 4,473 — — 4,473
Structured assets — 1,655,334 — 1,655,334
Investments purchased with collateral from securities lending 21,908 — — 21,908
Short-Term Investments
:
Commercial paper — 3,953 — 3,953
Government agency debt — 73,693 — 73,693
Repurchase agreement — 66,674 — 66,674
Treasury debt — 69,238 — 69,238
Investments in Derivatives
:
Futures contracts* (6,567) — — (6,567)
Forward foreign currency contracts* — 10,941 — 10,941
Credit default swap contracts* — (1,663) — (1,663)
Total $19,814 $10,864,194 $— $10,884,008
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $19,106 $— $19,106
Corporate bonds — 170,163 — 170,163
Government bonds — 6,591,809 — 6,591,809
Investment companies 10,024 — — 10,024
Structured assets — 312,967 2,590 315,557
Investments purchased with collateral from securities lending 3,704 — — 3,704
Short-Term Investments
:
Repurchase agreement — 3,084 — 3,084
Investments in Derivatives
:
Futures contracts* (3,126) — — (3,126)
Total $10,602 $7,097,129 $2,590 $7,110,321
Social Choice
Long-Term Investments
:
Bank loan obligations $— $35,152 $—^ $35,152
Common stocks 8,679,224 3,665,403 — 12,344,627
Corporate bonds — 2,283,083 — 2,283,083
Government bonds — 5,301,437 1 5,301,438
Preferred stocks 27,636 — — 27,636
Rights/Warrants — — 1 1
Structured assets — 814,210 1,228 815,438
Investments purchased with collateral from securities lending 124,287 — — 124,287
Short-Term Investments
:
Government agency debt — 15,335 — 15,335
Repurchase agreement — 62,572 — 62,572
Treasury debt — 9,945 — 9,945
Investments in Derivatives
:
Forward foreign currency contracts* — 613 — 613
Total $8,831,147 $12,187,750 $1,230 $21,020,127

81
4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Accounts that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements (dollar amounts are in thousands):
Securities Lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An
Account receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
Account Level 1 Level 2 Level 3 Total
Money Market
Short-Term Investments:
Government agency debt $ — $ 1,989,975 $ — $ 1,989,975
Repurchase agreement — 4,004,380 — 4,004,380
Treasury debt — 2,366,018 — 2,366,018
Variable rate securities — 1,380,004 — 1,380,004
Total $— $9,740,377 $— $9,740,377
* Represents net unrealized appreciation (depreciation).
^ Amount represents less than $1,000.
Account Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Stock Bank of Nova Scotia $5,000 $ (5,101)
Calyon 15,000 $ (15,300)
Citigroup 25,000 (25,500)
Deutsche Bank 25,000 (25,500)
Fixed Income Clearing Corporation 25,738 (26,253)
HSBC 70,000 (71,400)
JP Morgan Securities LLC 50,000 (51,000)
Merrill Lynch 40,000 (40,800)
Royal Bank of Scotland 45,000 $ (45,900)
Total $300,738 $ (306,754)
Global Equities Calyon $5,000 (5,100)
Fixed Income Clearing Corporation 10,636 (10,849)
HSBC 5,000 (5,100)
JP Morgan Securities LLC 10,000 (10,200)
Merrill Lynch 10,000 (10,200)
Royal Bank of Scotland 5,000 (5,100)
Total $45,636 (46,549)
Growth Fixed Income Clearing Corporation $72,440 $ (73,889)
Equity Index Fixed Income Clearing Corporation $23,002 (23,462)
Core Bond Fixed Income Clearing Corporation $66,674 (68,008)
Inflation-Linked Bond Fixed Income Clearing Corporation $3,084 (3,146)
Social Choice Fixed Income Clearing Corporation $62,572 (63,824)
Money Market Bank of New York Mellon $2,314,000 (2,360,280)
Fixed Income Clearing Corporation 1,690,380 (1,724,188)
Total $4,004,380 (4,084,468)

Notes to Financial Statements
(continued)
82
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Accounts’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account.
The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Treasury Inflation-Protected Securities: The Accounts may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):
The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Accounts have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and
Liabilities.
5. Derivative Investments
Each Account (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Aggregate value of securities on loan
Account
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
20.1
Stock $ 1,137,636 $ — $ 518,163 $ 692,289 $ 1,210,452
20.2
Global Equities 120,275 — 64,679 63,030 127,709
20.4
Equity Index 139,149 — 69,433 75,382 144,815
20.5
Core Bond — 49,512 21,908 29,166 51,074
20.6
Inflation-Linked Bond — 3,598 3,704 — 3,704
20.7
Social Choice 78,448 122,857 124,287 86,907 211,194
* May include cash and investment of cash collateral.
** As of the end of the current fiscal period, the non-cash collateral received was comprised of U.S. Treasury securities.
Account
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government
Sales
U.S.
Government
Sales
20.1
Stock $ 50,470,310 $ — $ 60,840,700 $ —
20.2
Global Equities 10,051,649 — 10,304,543 —
20.3
Growth 8,452,296 — 11,487,335 —
20.4
Equity Index 437,568 — 2,276,836 —
20.5
Core Bond 1,180,563 9,934,015 1,249,338 9,150,935
20.6
Inflation-Linked Bond 221,466 2,043,520 128,794 2,104,123
20.7
Social Choice 7,013,008 14,785,952 8,780,610 14,489,042

83
Futures Contracts:  Certain Accounts are subject to equity price and interest-rate risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of
Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Forward Foreign Currency Contracts: Certain Accounts may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the OTC markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Accounts
realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar;
and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period (dollar amounts are in thousands):
Account Average Notional Amount of Futures Contracts Outstanding*
20.1
Stock $ 287,486
20.2
Global Equities 217,142
20.4
Equity Index 97,080
20.5
Core Bond 710,146
20.6
Inflation-Linked Bond 396,323
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account Average Notional Amount of Forward Contracts Outstanding*
20.5
Core Bond $ 221,908
20.7
Social Choice 16,840
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(continued)
84
Credit Default Swap Contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When an Account has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Account will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty, OTC or through a central clearinghouse (“centrally cleared”).
For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, an Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the
Statement of Assets and Liabilities. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Account could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Account Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Core Bond Australia and New Zealand Banking Group
Limited $ 35 $ — $ 35 $ — $ 35
Bank of America, N.A. 6,719 (204) 6,515 — 6,515
Goldman Sachs 2 (51) (49) — (49)
Morgan Stanley Capital Services 1,758 (24) 1,734 — 1,734
Standard Chartered Bank 696 (20) 676 — 676
Toronto Dominion Bank 2,091 (61) 2,030 — 2,030
Total $11,301 $(360) $10,941 $— $10,941
Social Choice JPMorgan Chase Bank N.A 406 — 406 — 406
Morgan Stanley Capital Services 207 — 207 — 207
Total $613 $— $613 $— $613
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Account’s Summary Portfolio of Investments.
Account Average Notional Amount of Swap Contracts Outstanding*
20.5
Core Bond $ 509,700
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

85
As of the end of the reporting period, the following Accounts have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows (dollar amounts are in thousands):
During the current fiscal period, the effect of derivative contracts on the Accounts' Statement of Operations was as follows (dollar amounts are in thousands):
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Stock
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (14,614)
1 1 1 1 1 1 1 1
Global Equities
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(3,311)
1 1 1 1 1 1 1 1
Equity Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(857)
1 1 1 1 1 1 1 1
Core Bond
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(6,567)
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
11,301 Unrealized depreciation
on forward contracts
(360)
Credit default swap contracts Credit - – Unrealized depreciation on swap contracts
*
(1,663)
1 1 1 1 1 1 1 1
Inflation-Linked Bond
Futures contracts Interest rate - - Unrealized depreciation
on futures contracts
*
(3,126)
1 1 1 1 1 1 1 1
Social Choice
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
613 - –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Summary Portfolio of Investments. The
Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
20.1
Stock
Futures contracts Equity $ 66,630 $ (23,278)
20.2
Global Equities
Futures contracts Equity 36,652 (12,933)
20.4
Equity Index
Futures contracts Equity 19,059 (1,338)
20.5
Core Bond
Futures contracts Interest rate (9,152) (10,331)
Forward foreign currency contracts Foreign currency exchange rate 3,364 17,609
Swap contracts Credit (27,012) 8,757
20.6
Inflation-Linked Bond
Futures contracts Interest rate (1,853) (10,276)
20.7
Social Choice
Forward foreign currency contracts Foreign currency exchange rate 209 840

Notes to Financial Statements
(continued)
86
6. Account Units
Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):
Year Ended
12/31/24
Year Ended
12/31/23
20.1
Stock Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 2,241 $ 1,958,807 1,406 $ 994,148
Class R3 2,435 2,326,788 2,604 2,032,889
Class R2 1,259 1,085,402 1,359 964,875
Class R1 547 469,872 588 412,252
Total premiums and contributions 6,482 5,840,869 5,957 4,404,164
Withdrawals and death benefits:
Class R4 (727) (637,106) (310) (222,703)
Class R3 (10,207) (8,936,371) (8,877) (6,333,721)
Class R2 (5,719) (4,961,584) (5,412) (3,820,888)
Class R1 (2,356) (2,003,959) (2,320) (1,616,912)
Total withdrawals and death benefits (19,009) (16,539,020) (16,919) (11,994,224)
Annuity payments: – (1,408,581) – (1,341,364)
Net increase (decrease) from participant transactions (12,527) (12,106,732) (10,962) (8,931,424)
Year Ended
12/31/24
Year Ended
12/31/23
20.2
Global Equities Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 2,186 $ 736,101 1,132 $ 298,899
Class R3 4,534 1,516,807 4,074 1,108,039
Class R2 2,050 664,369 1,881 495,075
Class R1 1,947 621,728 1,037 270,979
Total premiums and contributions 10,717 3,539,005 8,124 2,172,992
Withdrawals and death benefits:
Class R4 (796) (261,513) (509) (135,137)
Class R3 (6,756) (2,239,595) (5,681) (1,495,043)
Class R2 (3,788) (1,237,934) (3,561) (931,601)
Class R1 (1,939) (621,104) (1,809) (466,377)
Total withdrawals and death benefits (13,279) (4,360,146) (11,560) (3,028,158)
Annuity payments: – (55,751) – (49,044)
Net increase (decrease) from participant transactions (2,562) (876,892) (3,436) (904,210)
Year Ended
12/31/24
Year Ended
12/31/23
20.3
Growth Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 1,463 $ 702,958 479 $ 157,119
Class R3 2,091 1,040,708 1,708 624,392
Class R2 1,113 517,451 975 336,072
Class R1 1,137 523,102 786 265,158
Total premiums and contributions 5,804 2,784,219 3,948 1,382,741
Withdrawals and death benefits:
Class R4 (428) (201,983) (147) (51,224)
Class R3 (6,135) (2,920,611) (4,483) (1,530,773)
Class R2 (3,620) (1,705,881) (3,316) (1,110,910)
Class R1 (2,236) (1,030,163) (1,878) (625,699)
Total withdrawals and death benefits (12,419) (5,858,638) (9,824) (3,318,606)
Annuity payments: – (81,698) – (65,116)
Net increase (decrease) from participant transactions (6,615) (3,156,117) (5,876) (2,000,981)

87
Year Ended
12/31/24
Year Ended
12/31/23
20.4
Equity Index Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 1,069 $ 507,260 328 $ 119,248
Class R3 831 418,840 896 355,364
Class R2 707 333,554 771 287,370
Class R1 568 264,968 589 215,485
Total premiums and contributions 3,175 1,524,622 2,584 977,467
Withdrawals and death benefits:
Class R4 (298) (141,559) (27) (10,337)
Class R3 (3,433) (1,647,092) (2,827) (1,056,091)
Class R2 (2,457) (1,162,669) (2,404) (887,584)
Class R1 (1,488) (690,303) (1,355) (495,323)
Total withdrawals and death benefits (7,676) (3,641,623) (6,613) (2,449,335)
Annuity payments: – (65,465) – (57,433)
Net increase (decrease) from participant transactions (4,501) (2,182,466) (4,029) (1,529,301)
Year Ended
12/31/24
Year Ended
12/31/23
20.5
Core Bond Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 1,492 $ 202,202 801 $ 101,459
Class R3 5,980 816,152 3,658 478,932
Class R2 3,444 456,760 2,270 285,542
Class R1 3,506 457,118 2,154 266,114
Total premiums and contributions 14,422 1,932,232 8,883 1,132,047
Withdrawals and death benefits:
Class R4 (577) (76,630) (235) (29,823)
Class R3 (6,762) (907,795) (6,557) (830,603)
Class R2 (4,464) (591,707) (4,644) (582,989)
Class R1 (2,371) (309,205) (2,162) (267,000)
Total withdrawals and death benefits (14,174) (1,885,337) (13,598) (1,710,415)
Annuity payments: – (26,744) – (27,271)
Net increase (decrease) from participant transactions 248 20,151 (4,715) (605,639)
Year Ended
12/31/24
Year Ended
12/31/23
20.6
Inflation-Linked Bond Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 2,120 $ 179,377 1,394 $ 111,139
Class R3 6,405 547,143 4,591 374,661
Class R2 3,215 267,463 2,478 196,888
Class R1 3,272 267,365 2,833 221,392
Total premiums and contributions 15,012 1,261,348 11,296 904,080
Withdrawals and death benefits:
Class R4 (768) (63,973) (263) (20,969)
Class R3 (7,895) (662,792) (9,071) (726,612)
Class R2 (4,293) (357,091) (4,474) (354,898)
Class R1 (2,922) (238,696) (2,757) (215,335)
Total withdrawals and death benefits (15,878) (1,322,552) (16,565) (1,317,814)
Annuity payments: – (18,270) – (18,736)
Net increase (decrease) from participant transactions (866) (79,474) (5,269) (432,470)

Notes to Financial Statements
(continued)
88
Net transfers between CREF Accounts that are included within Premiums and contributions and within Withdrawals and death benefits for the years ended December 31, 2024, and December 31, 2023, are listed below (amounts are in thousands):
7. Income Tax Information
CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
20.7
Social Choice Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 3,080 $ 1,120,640 2,782 $ 875,315
Class R3 2,434 920,267 5,241 1,681,660
Class R2 1,486 532,536 3,149 982,111
Class R1 567 200,534 1,244 380,600
Total premiums and contributions 7,567 2,773,977 12,416 3,919,686
Withdrawals and death benefits:
Class R4 (1,220) (441,268) (337) (106,629)
Class R3 (6,915) (2,495,018) (4,884) (1,541,321)
Class R2 (3,949) (1,411,659) (2,872) (898,095)
Class R1 (1,607) (565,077) (1,149) (353,761)
Total withdrawals and death benefits (13,691) (4,913,022) (9,242) (2,899,806)
Annuity payments: – (49,788) – (45,938)
Net increase (decrease) from participant transactions (6,124) (2,188,833) 3,174 973,942
Year Ended
12/31/24
Year Ended
12/31/23
20.8
Money Market Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 9,261 $ 271,267 3,693 $ 102,391
Class R3 61,588 1,813,008 78,876 2,205,561
Class R2 34,279 991,428 39,637 1,092,001
Class R1 27,872 792,634 33,466 909,010
Total premiums and contributions 133,000 3,868,337 155,672 4,308,963
Withdrawals and death benefits:
Class R4 (6,522) (191,416) (2,731) (75,777)
Class R3 (68,874) (2,007,731) (74,339) (2,068,128)
Class R2 (35,990) (1,041,629) (34,870) (960,836)
Class R1 (30,378) (864,300) (29,350) (797,474)
Total withdrawals and death benefits (141,764) (4,105,076) (141,290) (3,902,215)
Annuity payments: – (14,922) – (13,723)
Net increase (decrease) from participant transactions (8,764) (251,661) 14,382 393,025
Year Ended
12/31/24
Year Ended
12/31/23
Account
Premiums and
Contributions (000)
Withdrawals and Death
Benefits (000)
Premiums and
Contributions (000)
Withdrawals and Death
Benefits (000)
Stock $2,157,457 $(2,959,146) $1,288,348 $(1,982,134)
Global Equities 1,568,521 (1,026,356) 872,170 (614,159)
Growth 1,310,371 (1,646,707) 517,894 (722,972)
Equity Index 625,012 (910,119) 425,267 (584,714)
Core Bond 936,835 (443,291) 448,203 (403,951)
Inflation-Linked Bond 530,808 (341,211) 334,787 (348,393)
Social Choice 1,103,907 (1,262,130) 1,406,916 (766,599)
Money Market 1,307,114 (951,051) 839,296 (709,958)

89
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
8. Investment Adviser and Other Transactions with Affiliates
Investment advisory services for the Accounts are provided by the Adviser in accordance with an Investment Management Services
Agreement. The Adviser is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.
Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF.
Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan.
Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.
TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.
The services provided by the Adviser, Services, and TIAA are provided to CREF at cost, and CREF also reimburses the Adviser,
Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.
As of the end of the current fiscal period, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:
Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statement of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statement of Operations.
Account Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Stock $ 102,402,924 $ 28,981,661 $ (5,739,668) $ 23,241,993
Global Equities 22,637,394 8,488,939 (1,132,898) 7,356,041
Growth 23,747,950 18,285,799 (515,103) 17,770,696
Equity Index 7,508,831 18,775,283 (611,838) 18,163,445
Core Bond 11,734,164 48,729 (898,886) (850,157)
Inflation-Linked Bond 7,420,896 15,056 (325,632) (310,576)
Social Choice 19,083,799 2,899,176 (962,849) 1,936,327
Money Market 9,740,377 — — —
Investment
Management
Fee Administrative Fee Distribution Fee
Account All Classes Class R4 Class R3 Class R2 Class R1 Class R4 Class R3 Class R2 Class R1
20.1
Stock 0.096% 0.013% 0.146% 0.202% 0.311% 0.002% 0.022% 0.029% 0.059%
20.2
Global Equities 0.085 0.013 0.146 0.201 0.310 0.002 0.022 0.029 0.059
20.3
Growth 0.048 0.012 0.146 0.202 0.311 0.002 0.022 0.029 0.059
20.4
Equity Index 0.009 0.012 0.146 0.202 0.310 0.002 0.022 0.029 0.059
20.5
Core Bond 0.073 0.013 0.146 0.202 0.309 0.001 0.022 0.029 0.059
20.6
Inflation-Linked Bond 0.037 0.013 0.146 0.202 0.310 0.001 0.022 0.029 0.059
20.7
Social Choice 0.044 0.013 0.147 0.202 0.311 0.001 0.022 0.029 0.060
20.8
Money Market 0.011 0.013 0.147 0.202 0.310 0.001 0.022 0.029 0.059

Notes to Financial Statements
(continued)
90
Other Transactions with Affiliates: The Accounts are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the
Account from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
As of the end of the current fiscal period, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):
Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Account Purchases Sales Realized Gain (Loss)
Stock $ 186,199 $ 660,267 $ 238,745
Global Equities 187,536 78,005 23,238
Growth 118,213 75,441 6,481
Equity Index 22,548 224,808 186,360
Social Choice 191,413 169,307 64,741
Issue
Value at
12/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares at
12/31/24
Dividend
Income
Stock
Common stocks
Consumer Services
Arcos Dorados Holdings, Inc $ 111,831 $ – $ – $ – $ (47,676) $ 64,155 8,812,494 $ 2,115
Consumer Staples Distribution & Retail
Cia Brasileira de Distribuicao(a) 12,455 9,960 – – (10,006) 12,409 30,099,494 –
Guardian Pharmacy Services, Inc(a) –‡ 7,050 – – 2,431 9,481 467,986 –
Insurance
TWFG, Inc(a) –‡ 17,010 3,917 980 7,853 21,926* 711,895* –
Media & Entertainment
HUYA, Inc (ADR)(b) 21,620 – 6,723 (32,149) 30,381 13,129 4,276,464 9,420
iClick Interactive Asia Group Ltd (ADR)(a) 1,725 – 11 (184) 2,672 4,202* 448,906* –
Software & Services
Kaonavi, Inc(a) 9,287 957 144 (294) (1,787) 8,019 659,200 –
Locaweb Servicos de Internet S.A. 32,116 7,334 451 (244) (21,673) 17,082 31,862,000 392
Total $189,034 42,311 11,246 (31,891) (37,805) $150,403 77,338,439 11,927
Issue
Value at
12/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares at
12/31/24
Dividend
Income
Global Equities
Common stocks
Australia
Tamboran Resources Ltd(a) $25,503 $263 $182 $(2) $(10,522) $15,060 167,803,319 $–
Total $25,503 263 182 (2)   (10,522) $15,060 167,803,319 –
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
Security on loan
‡
At December 31, 2023, the issuer was not an affiliated company of the Account.
*
At December 31, 2024, the issuer was not an affiliated company of the Account.

91
10. Line of Credit
The Accounts (other than Money Market) participate in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June
11, 2024 expiring on June 10, 2025, replacing the previous $1 billion facility, which expired June 2024. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Accounts during the current fiscal period.

Additional Account Information
©2025 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
92
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The CREF Accounts also file complete portfolio listings with the SEC, and are available to the public.
You can obtain a complete list of the CREF Accounts’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the CREF Accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-
2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June
30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Account management
The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.
CREF Rules of the Fund
From time to time, CREF updates its Rules of the Fund with the New York State Department of Financial Services. Current copies of the updated Rules of the Fund can be found on the TIAA.org website at the following location: https://www.tiaa.org/public/about-tiaa/
corporate-governance-leadership/document-library.
You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services LLC.
TIAA-CREF Individual & Institutional Services, LLC, member
FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY.
Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Trustees and Officers
January 1, 2025
93
(Unaudited)
Trustees
Name, Address and
Year of Birth
Position(s)
Held with CREF
Term of Office and
Length of Time
Served
Principal Occupation(s) During Past 5 Years and
Other Relevant Experience and Qualifications
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other Directorship(s) and Positions Held
by Trustee
Forrest Berkley
730 Third Avenue
New York, NY 10017
1954
Trustee Four-year term.
Trustee since 2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly,
Grantham, Mayo, Van Otterloo & Co.) (investment
management); and member of asset allocation
portfolio management team, GMO (2003–2005).
9 Investment Committee Member, Maine
Community Foundation.
Joseph A. Carrier
730 Third Avenue
New York, NY 10017
1960
Trustee Four-year term.
Trustee since 2023.
Senior Vice President, Enterprise Risk Management,
Franklin Resources, Inc. (2020–2022). Senior
Managing Director, Chief Risk Officer and Chief Audit
Executive, Legg Mason, Inc. (2008–2020).
9 Director, Franklin Templeton Irish Funds;
Board and Executive Committee Member,
Cal Ripken, Sr. Foundation; Advisory Board
Member, Loyola University Maryland,
Sellinger School of Business and
Management.
Janice C. Eberly
730 Third Avenue
New York, NY 10017
1962
Trustee Four-year term.
Trustee since 2018.
Distinguished Senior Fellow, MIT Sloan and Golub
Center for Finance and Policy (since 2023). James
R. and Helen D. Russell Professor of Finance at
the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics
(2020-2023) and Chair of the Finance Department
(2005–2007). Vice President, American Economic
Association (2020–2021). Assistant Secretary for
Economic Policy, United States Department of the
Treasury (2011–2013).
9 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC; President, Society for
Financial Studies.
Nancy A. Eckl
730 Third Avenue
New York, NY 10017
1962
Trustee Four-year term.
Trustee since 2007.
Vice President (1990–2006), American Beacon
Advisors, Inc., and of certain funds advised by
American Beacon Advisors, Inc.
9 Independent Director and Audit Committee
Chair, The Lazard Funds, Inc., Lazard
Retirement Series, Inc., Lazard Global Total
Return and Income Fund, Inc., and Lazard
Active ETF Trust.
Howell E. Jackson
730 Third Avenue
New York, NY 10017
1954
Trustee Four-year term.
Trustee since 2005.
James S. Reid, Jr. Professor of Law (since 2004),
Senior Adviser to President and Provost (2010–
2012), Acting Dean (2009), Vice Dean for Budget
(2003–2006) and on the faculty (since 1989) of
Harvard Law School. Special Adviser, White House
Council of Economic Advisers (2023–2024).
9
Nicole Thorne Jenkins
730 Third Avenue
New York, NY 10017
1970
Trustee Four-year term.
Trustee since 2023.
John A. Griffin Dean of the McIntire School of
Commerce at the University of Virginia (since 2020).
Vice Dean (2016–2020), Von Allmen Chaired
Professor of Accountancy (2017–2020), Associate
Professor and EY Research Fellow (2012–2017),
Gatton College of Business and Economics at the
University of Kentucky.
9 Trustee and Chair of the Audit & Finance
Committee, Strada Education Foundation;
Treasurer and Director, The Montpelier
Foundation.
James M. Poterba
730 Third Avenue
New York, NY 10017
1958
Chair of the
Board and
Trustee
Four-year term.
Trustee since 2006.
Chair for term
ending December
31, 2027. Chair
since January 1,
2024.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National
Bureau of Economic Research. Mitsui Professor of
Economics, Massachusetts Institute of Technology
(“MIT”) (since 1996); Affiliated Faculty Member of the
Finance Group, Alfred P. Sloan School of Management
(since 2014); Head (2006–2008) and Associate
Head (1994–2000 and 2001–2006), Economics
Department of MIT.
9 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.

Trustees and Officers
(continued)
January 1, 2025
94
Officers
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, Address and
Year of Birth
Position(s)
Held with
CREF
Term of Office
and Length of
Time Served Principal Occupation(s) During Past 5 Years
Richard S. Biegen
730 Third Avenue
New York, NY 10017
1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds.
Marc Cardella
730 Third Avenue
New York, NY 10017
1984
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2024.
Senior Managing Director, Head, Public Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting
Officer and Treasurer of CREF and TIAA Separate Account VA-1.  Formerly, Managing Director and Deputy Head of
Fund Administration, Nuveen.
Derek B. Dorn
730 Third Avenue
New York, NY 10017
1976
Senior Managing
Director, General
Counsel and
Corporate
Secretary
One-year term.
Senior Managing
Director, General
Counsel and
Corporate
Secretary since
2020.
Senior Managing Director, General Counsel, Governance and Operations, and Corporate Secretary, TIAA, CREF and
TIAA Separate Account VA-1. Formerly, Senior Managing Director and Corporate Secretary of the TIAA-CREF Funds
and TIAA-CREF Life Funds, Managing Director, Special Assistant to the CEO and Managing Director, Regulatory
Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of
Law at Georgetown University Law Center.
Deirdre Hykal
730 Third Avenue
New York, NY 10017
1976
Executive Vice
President,
General Counsel,
and Assistant
Secretary
One-year
term.  Executive
Vice President,
General Counsel,
and Assistant
Secretary since
2025.
Executive Vice President and General Counsel, Product & Distribution, TIAA. Formerly, General Counsel, TIAA
Financial Solutions, and Head of Litigation, TIAA. Prior to joining TIAA, Ms. Hykal served as a partner at Willkie Farr
& Gallagher LLP.
Colbert Narcisse
730 Third Avenue
New York, NY 10017
1965
President and
Chief
Executive Officer
One-year term.
President and
Chief Executive
Officer since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Formerly, Executive Vice President of TIAA-CREF Funds
and TIAA-CREF Life Funds. Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.

95
Additional Information About Index Providers
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2025 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

4140083-0226
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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-842-2252.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit and Compliance Committee. Joseph A. Carrier is the registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

 PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

 The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2023 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended December 31, 2023 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the December 31, 2023 Form N-CSR.

(a)	Audit Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $813,990 and $899,103, respectively.

(b)	Audit Related Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $140,000 and $0, respectively.

For the fiscal years ended December 31, 2024 and December 31, 2023, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

(c)	Tax Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for tax services billed to the Registrant were $152,812 and $189,671, respectively.

For the fiscal years ended December 31, 2024 and December 31, 2023, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

(d)	All Other Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $13,993, respectively.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

(e)(1)	Preapproval Policy.

 The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

 The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

(g)	Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2024 and December 31, 2023, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $293,312 and $210,180, respectively.

(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

Report of Independent Registered Public Accounting Firm
1
To the Board of Trustees of College Retirement Equities Fund and Participants of CREF Stock Account, CREF Global Equities
Account, CREF Growth Account, CREF Equity Index Account, CREF Core Bond Account, CREF Inflation-Linked Bond Account, CREF
Social Choice Account and CREF Money Market Account
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of CREF
Stock Account, CREF Global Equities Account, CREF Growth Account, CREF Equity Index Account, CREF Core Bond Account, CREF
Inflation-Linked Bond Account, CREF Social Choice Account and CREF Money Market Account (constituting College Retirement Equities
Fund, hereafter collectively referred to as the "Accounts") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December
31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this
Form N-CSR) and the portfolios of investments (included in Item 6 of this Form N-CSR) as of December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the
Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 27, 2025
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Portfolio of Investments December 31, 2024
Stock

SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2.2%
13,843 AB Dynamics plc $ 338
57,198 Actron Technology Corp 290
5,300 Aisan Industry Co Ltd 59
446,100 Aisin Seiki Co Ltd 4,984
112,135 Amotiv Ltd 734
123,200 Anhui Jianghuai Automobile Group Corp Ltd 631
245,601 Apollo Tyres Ltd 1,513
60,427 (a) ARB Corp Ltd 1,515
59,946 Asahi India Glass Ltd 533
310,939 (a),(b),(c) Aston Martin Lagonda Global Holdings plc 413
2,208 (a) Autoneum Holding AG. 291
258,000 (c) BAIC BluePark New Energy Technology Co Ltd 282
916,500 (b) BAIC Motor Corp Ltd 282
58,078 Bajaj Auto Ltd 5,958
65,960 Balkrishna Industries Ltd 2,239
23,990 Banco Products India Ltd 133
776,515 Bayerische Motoren Werke AG. 63,511
2,017 Bayerische Motoren Werke AG. (Preference) 151
22,680 Bethel Automotive Safety Systems Co Ltd 138
221,954 Bharat Forge Ltd 3,363
1,106,779 BorgWarner, Inc 35,185
6,216 Bosch Ltd 2,475
114,231 (a) Brembo NV 1,076
484,633 (a) Bridgestone Corp 16,290
2,348,000 Brilliance China Automotive Holdings Ltd 1,144
2,206,882 BYD Co Ltd 85,360
956,862 BYD Co Ltd (H shares) 32,546
16,678 Ceat Ltd 628
5,039 Changzhou Xingyu Automotive Lighting Systems Co Ltd 92
1,542,885 Cheng Shin Rubber Industry Co Ltd 2,304
206,000 China Motor Corp 497
91,208 Chongqing Changan Automobile Co Ltd 167
103,508 CIE Automotive India Ltd 568
31,486 (a) CIE Automotive S.A. 825
992,284 Cie Generale des Etablissements Michelin S.C.A 32,652
46,877 Cie Plastic Omnium SA 488
619,975 (c) Cofide S.p.A. 385
629,343 Continental AG. 42,407
49,138 Cub Elecparts, Inc 159
514,301 Daimler AG. (Registered) 28,673
1,605,300 Denso Corp 22,132
70,000 Depo Auto Parts Ind Co Ltd 456
14,530 DN Automotive Corp 180
240,011 (b) Dometic Group AB 1,125
30,600 (c) Dorman Products, Inc 3,964
13,569,667 Dowlais Group plc 11,400
302,149 Dr ING hc F Porsche AG. 18,310
948,700 DRB-Hicom Bhd 235
2,122 Dynamatic Technologies Ltd 209
10,100 Eagle Industry Co Ltd 132
1,054 EGE Endustri VE Ticaret AS. 292
115,245 Eicher Motors Ltd 6,484
26,260 (b) Endurance Technologies Ltd 658
24,582 Exedy Corp 682
339,086 Exide Industries Ltd 1,647
117,546 Faurecia 1,057
89,600 FCC Co Ltd 1,798
88,991 Ferrari NV 37,972

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
1,794,901 Ford Motor Co $ 17,770
53,659 Ford Otomotiv Sanayi AS 1,421
50,200 Fras-Le S.A. 166
499,645 Fuji Heavy Industries Ltd 8,878
93,563 Fuyao Glass Industry Group Co Ltd - A 800
534,562 (b) Fuyao Glass Industry Group Co Ltd - H 3,839
42,567 Gabriel India Ltd 235
3,722,302 Geely Automobile Holdings Ltd 7,010
2,061,168 General Motors Co 109,798
132,745 (a),(b) Gestamp Automocion S.A. 340
36,000 Global PMX Co Ltd 119
1,466,530 (c) Goodyear Tire & Rubber Co 13,199
61,359 Great Wall Motor Co Ltd 221
935,746 (a) Great Wall Motor Co Ltd 1,631
123,600 G-Tekt Corp 1,367
397,200 Guangzhou Automobile Group Co Ltd 507
63,397 (c) Hankook Tire & Technology Co Ltd 1,637
20,592 Hankook Tire Worldwide Co Ltd 235
109,018 (c) Hanon Systems 294
73,186 Harley-Davidson, Inc 2,205
102,437 Hero Honda Motors Ltd 4,967
26,967 (c) HL Mando Co Ltd 735
3,809,743 Honda Motor Co Ltd 36,272
140,000 Hota Industrial Manufacturing Co Ltd 287
57,400 Hu Lane Associate, Inc 308
172,315 Huayu Automotive Systems Co Ltd 415
23,176 Huizhou Desay Sv Automotive Co Ltd 349
50,464 Hyundai Mobis 8,026
320,426 Hyundai Motor Co 45,491
30,792 Hyundai Motor Co Ltd (2nd Preference) 3,231
289,626 Hyundai Motor Co Ltd (Preference) 29,725
13,070 Hyundai Wia Corp 333
10,776 (c) Iljin Hysolus Co ltd 118
478,600 Isuzu Motors Ltd 6,511
19,420 JBM Auto Ltd 346
67,689 JK Tyre & Industries Ltd 306
236,342 Johnson Electric Holdings Ltd 329
167,200 JTEKT Corp 1,239
29,192 Kayaba Industry Co Ltd 541
501,904 Kenda Rubber Industrial Co Ltd 415
183,318 Kia Motors Corp 12,405
141,800 Koito Manufacturing Co Ltd 1,795
96,921 (c) Kumho Tire Co, Inc 312
1,136,000 (c) Li Auto, Inc 13,569
32,520 Linamar Corp 1,285
598,357 (a),(c) Lucid Group, Inc 1,807
231,096 Magna International, Inc 9,659
2,567,025 Mahindra & Mahindra Ltd 89,854
28,500 Mahle Metal Leve S.A. 127
52,556 (a) Martinrea International, Inc 330
109,021 Maruti Suzuki India Ltd 13,790
437,400 Mazda Motor Corp 2,982
81,462 Minda Corp Ltd 465
528,000 Minth Group Ltd 1,020
506,100 Mitsubishi Motors Corp 1,691
329 (a),(c) Mobileye Global, Inc 7
1,506,024 Motherson Sumi Wiring India Ltd 1,022
1,977 MRF Ltd 3,010
34,038 Musashi Seimitsu Industry Co Ltd 840
25,834 Myoung Shin Industrial Co Ltd 178
293,000 (c) Nan Kang Rubber Tire Co Ltd 406
18,798 (c) Nexen Tire Corp 76

SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
590,000 Nexteer Automotive Group Ltd $ 249
120,100 NGK Spark Plug Co Ltd 3,827
150,115 NHK Spring Co Ltd 1,878
59,612 Nifco, Inc 1,434
72,178 Ningbo Tuopu Group Co Ltd 481
944,250 (a),(c) NIO, Inc 4,141
35,053 Nippon Seiki Co Ltd 254
1,893,500 (a) Nissan Motor Co Ltd 5,743
42,010 Nissan Shatai Co Ltd 265
64,188 NOK Corp 1,001
94,590 (a) Nokian Renkaat Oyj 720
31,600 Pacific Industrial Co Ltd 272
195,499 Patrick Industries, Inc 16,242
69,000 Phinia, Inc 3,324
133,362 (a) Piaggio & C S.p.A. 301
19,094 Piolax, Inc 306
275,164 (b) Pirelli & C S.p.A 1,561
330,800 (a),(c) Polestar Automotive Holding UK plc (ADR) 347
14,996 Porsche AG. 565
43,747 (c) Pricol Ltd 276
1,339,100 PT Selamat Sempurna Tbk 158
56,076 PWR Holdings Ltd 273
3,007 Renault S.A. 146
497,290 (a),(c) Rivian Automotive, Inc 6,614
36,708 SAF-Holland SE 563
188,923 SAIC Motor Corp Ltd 536
181,500 Sailun Group Co Ltd 356
2,531,595 Samvardhana Motherson International Ltd 4,596
24,460 (b) Sansera Engineering Ltd 425
428,000 Sanyang Motor Co Ltd 901
128,460 (c) Schaeffler AG. 564
4,049 (c) Sebang Global Battery Co Ltd 196
33,593 Seiren Co Ltd 595
46,541 Seres Group Co Ltd 849
35,805 Shandong Linglong Tyre Co Ltd 88
6,943 Sharda Motor Industries Ltd 151
37,400 Shoei Co Ltd 533
7,485 Shriram Pistons & Rings Ltd 190
12,221 (c) SL Corp 247
5,914 SNT Motiv Co Ltd 161
339,272 (b) Sona Blw Precision Forgings Ltd 2,351
3,352,100 Sri Trang Agro-Industry PCL 1,770
37,999 (c) Ssangyong Motor Co 96
97,600 Stanley Electric Co Ltd 1,601
904,602 Stellantis NV 11,767
3,980 (c) Stoneridge, Inc 25
606,800 Sumitomo Electric Industries Ltd 10,848
134,600 (a) Sumitomo Rubber Industries, Inc 1,511
62,969 Sundaram Finance Holdings Ltd 220
4,258 Sundaram-Clayton Ltd 526
89,899 Sundram Fasteners Ltd 1,111
67,753 Suprajit Engineering Ltd 363
1,333,200 Suzuki Motor Corp 14,938
4,611,526 Tata Motors Ltd 39,747
2,917,909 (c) Tesla, Inc 1,178,368
30,750 Thor Industries, Inc 2,943
227,287 (b) TI Fluid Systems plc 550
548,000 (a) Tianneng Power International Ltd 581
90,838 Tofas Turk Otomobil Fabrik 527
40,147 Tokai Rika Co Ltd 578
19,517 Tokai Rubber Industries, Inc 200
296,000 Tong Yang Industry Co Ltd 1,009

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
26,068 Topre Corp $ 328
91,725 (a) Toyo Tire & Rubber Co Ltd 1,411
293,400 Toyoda Gosei Co Ltd 5,123
181,995 Toyota Boshoku Corp 2,355
20,266,570 (c) Toyota Motor Corp 395,710
6,648 (a) Trigano S.A. 840
70,400 TS Tech Co Ltd 797
89,570 Tube Investments of India Ltd 3,735
202,342 TVS Motor Co Ltd 5,586
96,000 TYC Brother Industrial Co Ltd 185
150,739 UNO Minda Ltd 1,848
164,843 (a) Valeo 1,587
44,391 (b),(c) Varroc Engineering Ltd 305
33,551 (c) Visteon Corp 2,977
3,221 Volkswagen AG. (Preference) 297
34,500 Weifu High-Technology Co Ltd 57
981,300 (c) XPeng, Inc 5,776
1,073,031 (a),(b) Yadea Group Holdings Ltd 1,774
782,800 (a) Yamaha Motor Co Ltd 6,897
91,000 (a) Yokohama Rubber Co Ltd 1,947
480,480 Yulon Motor Co Ltd 742
4,738 ZF Commercial Vehicle Control Systems India Ltd 665
434,900 (b),(c) Zhejiang Leapmotor Technologies Ltd 1,799
137,000 Zhejiang Wanfeng Auto Wheel Co Ltd 356
TOTAL AUTOMOBILES & COMPONENTS 2,724,314
BANKS - 7.2%
91,210 1st Source Corp 5,325
42,003 77 Bank Ltd 1,205
472,593 (b) ABN AMRO Bank NV 7,293
342,685 Absa Group Ltd 3,446
1,181,981 Abu Dhabi Commercial Bank PJSC 3,351
602,769 Abu Dhabi Islamic Bank PJSC 2,268
689,234 (c) AFFIN Holdings Bhd 448
47,281,383 Agricultural Bank of China Ltd 26,833
98,090,494 Agricultural Bank of China Ltd (Class A) 71,763
13,124,746 AIB Group plc 72,579
31,600 Aichi Financial Group, Inc 501
1,085,917 (c) Ajman Bank PJSC 506
12,288,624 Akbank TAS 22,530
872,391 Al Ahli Bank of Kuwait KSCP 734
4,115,881 Al Rajhi Bank 103,456
502,457 Alinma Bank 3,870
69,671 Alior Bank S.A. 1,451
700,800 Alliance Financial Group BHD 758
863,148 Alpha Services and Holdings S.A. 1,441
315,270 (c),(d) Amagerbanken AS 0 ^
149,550 Amalgamated Financial Corp 5,005
380,570 Ameris Bancorp 23,812
838,934 AMMB Holdings BHD 1,028
89,900 Aozora Bank Ltd 1,415
362,153 Arab National Bank 2,029
138,945 (b) AU Small Finance Bank Ltd 905
4,505,152 Australia & New Zealand Banking Group Ltd 79,380
21,444 Awa Bank Ltd 369
6,196,009 Axis Bank Ltd 76,831
271,010 (c) Axos Financial, Inc 18,930
807,090 Banca Monte dei Paschi di Siena S.p.A 5,721
1,046,336 Banca Popolare di Sondrio SPA 8,852
68,914 Banco ABC Brasil S.A. 215
15,069,021 Banco Bilbao Vizcaya Argentaria S.A. 147,442
1,243,864 Banco BPM S.p.A. 10,071
635,756 Banco Bradesco S.A. 1,097

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
4,710,730 Banco Bradesco S.A. (Preference) $ 8,858
24,401,288 Banco Comercial Portugues S.A. 11,711
18,352,151 Banco de Chile 2,086
28,807 Banco de Credito e Inversiones 799
84,884 Banco de Sabadell S.A. 165
1,242,771 (b) Banco del Bajio S.A. 2,488
695,402 Banco do Brasil S.A. 2,697
156,600 Banco do Estado do Rio Grande do Sul 259
54,048 Banco Itau Chile S.A. 552
211,900 Banco Pan S.A. 217
26,770,189 Banco Santander Chile S.A. 1,273
31,912,579 Banco Santander S.A. 147,635
106,901 BanColombia S.A. 912
201,940 BanColombia S.A. (Preference) 1,612
32,563 (c) Bancorp, Inc 1,714
553,456 (b) Bandhan Bank Ltd 1,025
5,584,900 (c) Bank Aladin Syariah Tbk PT 286
248,301 Bank AlBilad 2,577
186,042 (c) Bank Al-Jazira 924
48,615,870 Bank Central Asia Tbk PT 29,224
100,527 Bank Hapoalim Ltd 1,214
561,100 Bank Islam Malaysia Bhd 310
3,105,800 (c) Bank Jago Tbk PT 467
126,944 Bank Leumi Le-Israel 1,510
460,828 (c) Bank Millennium S.A. 994
6,116,506 Bank Negara Indonesia Persero Tbk PT 1,646
7,514,422 Bank of America Corp 330,259
440,811 Bank of Baroda 1,235
509,862 Bank of Beijing Co Ltd 430
205,300 Bank of Changsha Co Ltd 250
90,620 Bank of Chengdu Co Ltd 212
981,644 Bank of China Ltd - A 741
130,937,912 Bank of China Ltd - H 66,629
1,096,812 Bank of Communications Co Ltd - A 1,168
3,825,319 Bank of Communications Co Ltd - H 3,135
901,600 Bank of East Asia Ltd 1,145
26,051 Bank of Georgia Group plc 1,536
112,795 Bank of Hangzhou Co Ltd 226
148,931 Bank of Ireland Group plc 1,358
477,518 Bank of Jiangsu Co Ltd 642
599,939 Bank of Kaohsiung Co Ltd 210
938,991 Bank of Montreal 91,159
5,100 Bank of Nagoya Ltd 206
214,914 Bank of Nanjing Co Ltd 314
156,174 Bank of Ningbo Co Ltd 520
1,132,709 Bank of Nova Scotia 60,826
727,295 Bank of NT Butterfield & Son Ltd 26,583
508,423 Bank of Queensland Ltd 2,105
283,299 Bank of Shanghai Co Ltd 355
176,600 Bank of Suzhou Co Ltd 196
786,908 Bank of the Philippine Islands 1,660
119,540 Bank OZK 5,323
73,975 Bank Pekao S.A. 2,473
2,724,511 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT 154
505,576,768 Bank Rakyat Indonesia 127,632
4,944,462 Bank Tabungan Negara Persero Tbk PT 349
16,692 Bank Zachodni WBK S.A. 1,853
524,133 (a) Bankinter S.A. 4,148
133,520 BankUnited, Inc 5,096
358,324 Banner Corp 23,925
29,048 Banque Cantonale Vaudoise 2,675
471,752 Banque Saudi Fransi 1,985

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
26,413,518 Barclays plc $ 88,358
242,916 (b) BAWAG Group AG. 20,462
9,162,349 BDO Unibank, Inc 22,666
442,551 Bendigo Bank Ltd 3,581
125,625 Berkshire Hills Bancorp, Inc 3,572
215,950 BNK Financial Group, Inc 1,509
444,321 BNP Paribas S.A. 27,280
3,396,625 BOC Hong Kong Holdings Ltd 10,846
586,005 Boubyan Bank KSCP 1,066
962,279 BPER Banca 6,137
5,836 (c) BRE Bank S.A. 776
2,926,299 Bumiputra-Commerce Holdings BHD 5,361
597,125 Burgan Bank SAK 340
30,930 Business First Bancshares, Inc 795
247,755 Byline Bancorp, Inc 7,185
9,098,575 (a) CaixaBank S.A. 49,398
860,145 (a) Canadian Imperial Bank of Commerce 54,411
77,985 (a) Canadian Western Bank 3,187
1,656,444 Canara Bank 1,930
462,737 Capitec Bank Holdings Ltd 76,872
1,041,670 Capitol Federal Financial, Inc 6,156
70,000 (c) Carter Bankshares, Inc 1,231
33,218 Cathay General Bancorp 1,582
89,991 Central Pacific Financial Corp 2,614
2,064,836 Chang Hwa Commercial Bank 1,123
1,807,900 Chiba Bank Ltd 13,935
27,137,490 China Citic Bank 18,719
233,607 China Construction Bank Corp - A 281
80,733,546 China Construction Bank Corp - H 66,886
1,339,504 China Everbright Bank Co Ltd - A 710
2,124,845 China Everbright Bank Co Ltd - H 823
6,446,481 China Merchants Bank Co Ltd 32,905
12,890,010 China Merchants Bank Co Ltd (Class A) 69,400
795,848 China Minsheng Banking Corp Ltd - A 450
3,195,491 China Minsheng Banking Corp Ltd - H 1,410
351,237 China Zheshang Bank Co Ltd 140
31,796,388 Chinatrust Financial Holding Co 37,852
743,100 Chongqing Rural Commercial Bank Co Ltd 616
116,600 Chugin Financial Group, Inc 1,204
3,710,757 Citigroup, Inc 261,200
4,550 City Holding Co 539
278,078 City Union Bank Ltd 558
57,950 Civista Bancshares, Inc 1,219
122,947 Close Brothers Group plc 364
18,730 CNB Financial Corp 466
505,600 CNPC Capital Co Ltd 477
61,320 (c) Coastal Financial Corp 5,207
40,731 (c) Collector Bank AB 134
128,728 Columbia Banking System, Inc 3,477
30,480 Comerica, Inc 1,885
1,264,591 Commercial Bank PSQC 1,511
953,227 Commercial International Bank 1,472
2,356,319 Commerzbank AG. 38,697
2,346,499 Commonwealth Bank of Australia 222,028
75,620 Community Bank System, Inc 4,664
58,970 Community Trust Bancorp, Inc 3,127
2,690,900 Concordia Financial Group Ltd 14,799
27,288 Credicorp Ltd 5,002
16,557 Credit Agricole S.A. 228
57,281 Credito Emiliano S.p.A. 647
332,610 (c) CrossFirst Bankshares, Inc 5,039
79,350 (c) Customers Bancorp, Inc 3,863

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
5,646,074 (c),(d) Cyprus Popular Bank PCL $ 58
299,627 Dah Sing Banking Group Ltd 315
135,508 Dah Sing Financial Holdings Ltd 489
57,172 Daishi Hokuetsu Financial Group, Inc 1,043
1,509,056 Danske Bank AS 42,786
1,831,604 DBS Group Holdings Ltd 58,695
80,886 DCB Bank Ltd 114
614,205 DGB Financial Group, Inc 3,393
13,969 DNB Bank ASA 279
1,870,201 Doha Bank QPSC 1,023
1,193,887 Dubai Islamic Bank PJSC 2,303
1,387,023 Dukhan Bank 1,408
5,805,464 E.Sun Financial Holding Co Ltd 4,766
48,890 Eagle Bancorp, Inc 1,273
115,005 East West Bancorp, Inc 11,013
776,672 Emirates NBD Bank PJSC 4,536
41,960 Enterprise Financial Services Corp 2,367
23,210 (a),(c) Equitable Group, Inc 1,598
439,174 (b) Equitas Small Finance Bank Ltd 328
971,849 Erste Bank der Oesterreichischen Sparkassen AG. 60,154
7,370 Esquire Financial Holdings, Inc 586
1,107,899 Eurobank Ergasias Services and Holdings S.A. 2,553
1,774,020 Far Eastern International Bank 713
119,450 FB Financial Corp 6,153
1,358,568 Federal Bank Ltd 3,165
13,451 FIBI Holdings Ltd 688
4,478,685 Fifth Third Bancorp 189,359
706,678 FinecoBank Banca Fineco S.p.A 12,333
1,777,399 First Abu Dhabi Bank PJSC 6,647
48,500 First Citizens Bancshares, Inc (Class A) 102,481
591,721 First Financial Bankshares, Inc 21,332
67,380 First Financial Corp 3,112
4,447,941 First Financial Holding Co Ltd 3,673
211,240 First Hawaiian, Inc 5,482
747,765 First Horizon National Corp 15,060
42,525 First International Bank Of Israel Ltd 2,095
625,252 First Interstate BancSystem, Inc 20,302
57,330 First Merchants Corp 2,287
139,000 FNB Corp 2,054
141,300 Fukuoka Financial Group, Inc 3,518
14,710 Fulton Financial Corp 284
8,760,985 Grupo Financiero Banorte S.A. de C.V. 56,290
750,877 (a),(c) Grupo Financiero Inbursa S.A. 1,563
1,205,431 Grupo Security S.A. 320
861,301 Gulf Bank KSCP 910
277,800 Gunma Bank Ltd 1,869
279,000 Hachijuni Bank Ltd 1,783
441,127 Haci Omer Sabanci Holding AS 1,197
116,191 Hana Financial Group, Inc 4,446
102,140 Hancock Whitney Corp 5,589
694,535 Hang Seng Bank Ltd 8,507
11,324,318 HDFC Bank Ltd 234,190
244,943 HDFC Bank Ltd (ADR) 15,642
50,520 (a) Heartland Financial USA, Inc 3,097
175,170 Hilltop Holdings, Inc 5,015
204,302 Hirogin Holdings, Inc 1,499
14,700 Hokkoku Financial Holdings, Inc 498
77,460 Hokuhoku Financial Group, Inc 939
635,132 Home Bancshares, Inc 17,974
15,210 HomeTrust Bancshares, Inc 512
206,012 Hong Leong Bank BHD 947
6,038,136 HSBC Holdings plc 59,313

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
3,481,985 Hua Nan Financial Holdings Co Ltd $ 2,773
247,686 Huaxia Bank Co Ltd 272
147,374 Hyakugo Bank Ltd 587
4,533,000 ICICI Bank Ltd 67,731
1,370,128 (c) IDFC First Bank Ltd 1,008
13,980 Independent Bank Corp 487
114,756 IndusInd Bank Ltd 1,284
1,658,839 Industrial & Commercial Bank of China Ltd - A 1,573
56,447,914 Industrial & Commercial Bank of China Ltd - H 37,633
514,105 Industrial Bank Co Ltd 1,349
105,172 Industrial Bank of Korea 1,020
25,957,657 ING Groep NV 406,797
87,710 (a) Inter & Co, Inc 370
24,009 Intercorp Financial Services, Inc 704
55,700 International Bancshares Corp 3,518
5,084,903 Intesa Sanpaolo S.p.A. 20,395
2,231,064 Investimentos Itau S.A. - PR 3,187
102,020 Israel Discount Bank Ltd 698
13,739,802 Itau Unibanco Holding S.A. 67,970
186,354 Iyogin Holdings, Inc 1,801
312,641 Jammu & Kashmir Bank Ltd 367
1,257,200 Japan Post Bank Co Ltd 11,883
81,668 JB Financial Group Co Ltd 898
4,703,317 JPMorgan Chase & Co 1,127,432
506,854 (c) Judo Capital Holdings Ltd 570
22,140 Juroku Financial Group, Inc 598
36,219 Jyske Bank 2,572
64,699 (c) KakaoBank Corp 914
96,536 Karnataka Bank Ltd 241
332,749 Karur Vysya Bank Ltd 842
239,000 Kasikornbank PCL (Foreign) 1,088
1,112,256 KB Financial Group, Inc 62,632
71,485 KBC Ancora 3,739
534,888 KBC Groep NV 41,298
65,248 Keiyo Bank Ltd 324
1,104,600 Kiatnakin Phatra Bank PCL 1,701
572,000 King's Town Bank Co Ltd 883
43,819 Kiyo Bank Ltd 613
28,989 Komercni Banka AS 1,012
446,700 Kotak Mahindra Bank Ltd 9,298
3,115,396 Krung Thai Bank PCL 1,917
4,161,060 Kuwait Finance House KSCP 10,065
796,221 Kuwait International Bank KSCP 472
1,653,792 Kuwait Projects Co Holding KSCP 509
186,400 Kyoto Financial Group, Inc 2,726
251,900 Kyushu Financial Group, Inc 1,151
14,730 Lakeland Financial Corp 1,013
34,846 (a) Laurentian Bank of Canada 702
288,191 Live Oak Bancshares, Inc 11,398
43,469,932 Lloyds TSB Group plc 29,687
806,677 M&T Bank Corp 151,663
2,218,330 Malayan Banking BHD 5,079
1,784,600 Malaysia Building Society Bhd 295
2,327,109 Masraf Al Rayan QSC 1,574
777,500 Mebuki Financial Group, Inc 3,150
1,462,062 Mediobanca S.p.A. 21,352
4,801,731 Mega Financial Holding Co Ltd 5,661
6,770 Mercantile Bank Corp 301
734,914 Metropolitan Bank & Trust 910
5,690 (c) Metropolitan Bank Holding Corp 332
104,780 Midland States Bancorp, Inc 2,557
26,749,082 Mitsubishi UFJ Financial Group, Inc 312,288

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
12,382 Mizrahi Tefahot Bank Ltd $ 536
2,219,257 Mizuho Financial Group, Inc 54,178
78,914 (b) Moneta Money Bank AS 402
19,768 Musashino Bank Ltd 374
21,849 Nanto Bank Ltd 444
2,836,544 National Australia Bank Ltd 64,992
109,675 National Bank Holdings Corp 4,723
311,896 (a) National Bank of Canada 28,433
1,221,701 National Bank of Greece S.A. 9,673
3,289,765 National Bank of Kuwait SAKP 9,557
32,865,718 NatWest Group plc 164,698
25,690 (c) NB Bancorp, Inc 464
194,282 Nedbank Group Ltd 2,900
91,464 Nishi-Nippon Financial Holdings, Inc 1,169
142,928 Nordea Bank AB publ 1,557
11,092,113 Nordea Bank AB publ 121,023
212,597 North Pacific Bank Ltd 614
34,960 Northeast Bank 3,207
2,440 Northrim BanCorp, Inc 190
9,176,524 (c) NU Holdings Ltd 95,069
1,135,000 O-Bank Co Ltd 342
464,824 (a) OFG Bancorp 19,671
23,107 Ogaki Kyoritsu Bank Ltd 283
29,950 Old Second Bancorp, Inc 533
42,304 Optima bank S.A. 567
74,110 (a) Origin Bancorp, Inc 2,467
83,996 OTP Bank Rt 4,591
5,882,125 Oversea-Chinese Banking Corp 71,839
172,560 Pacific Premier Bancorp, Inc 4,300
205,770 Pathward Financial, Inc 15,141
14,220 Peapack Gladstone Financial Corp 456
64,630 Peoples Bancorp, Inc 2,048
466,584 Ping An Bank Co Ltd 748
421,958 Piraeus Financial Holdings S.A. 1,680
355,924 PNC Financial Services Group, Inc 68,640
22,553 Popular, Inc 2,121
725,837 Postal Savings Bank of China Co Ltd - A 565
3,498,972 (b) Postal Savings Bank of China Co Ltd - H 2,054
355,710 Powszechna Kasa Oszczednosci Bank Polski S.A. 5,149
220,147 Preferred Bank 19,016
4,438 Premier Financial Corp 113
79,592 Prosperity Bancshares, Inc 5,997
15,287,770 PT Bank Mandiri Persero Tbk 5,381
5,909,480 Public Bank Bhd 6,024
937,442 Punjab National Bank 1,121
374,340 Qatar International Islamic Bank QSC 1,121
727,542 Qatar Islamic Bank SAQ 4,269
1,849,341 Qatar National Bank QPSC 8,780
57,262 QCR Holdings, Inc 4,618
103,599 Raiffeisen International Bank Holding AG. 2,117
71,600 (c) Rakuten Bank Ltd 1,999
340,977 (b) RBL Bank Ltd 627
195,600 Regional SAB de C.V. 1,098
120,510 Renasant Corp 4,308
3,694,500 Resona Holdings, Inc 26,633
530,274 RHB Capital BHD 768
20,479 Ringkjoebing Landbobank A.S. 3,433
593,248 Riyad Bank 4,509
1,302,716 Royal Bank of Canada 157,074
115,164 San-In Godo Bank Ltd 919
406,526 Saudi Awwal Bank 3,638
191,501 Saudi Investment Bank 738

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
2,475,220 Saudi National Bank $ 21,964
43,900 SBI Sumishin Net Bank Ltd 1,051
706,361 SCB X PCL 2,427
185,079 Seacoast Banking Corp of Florida 5,095
122,200 Senshu Ikeda Holdings, Inc 305
514,300 (a) Seven Bank Ltd 1,018
1,436,331 Shanghai Commercial & Savings Bank Ltd 1,733
690,034 Shanghai Pudong Development Bank Co Ltd 973
477,700 Shanghai Rural Commercial Bank Co Ltd 557
123,900 Shiga Bank Ltd 3,072
1,054,507 Shinhan Financial Group Co Ltd 34,194
400,800 Shizuoka Financial Group, Inc 3,251
46,890 Shore Bancshares, Inc 743
4,304,874 SinoPac Financial Holdings Co Ltd 3,001
2,283,146 Skandinaviska Enskilda Banken AB (Class A) 31,288
2,703,289 Societe Generale 75,869
855,824 South Indian Bank Ltd 250
43,510 South Plains Financial, Inc 1,512
246,043 SouthState Corp 24,476
59,593 Spar Nord Bank A.S. 1,706
29,425 Sparebank Oestlandet 408
147,336 SpareBank SR-Bank ASA 1,901
99,806 Sparebanken Midt-Norge 1,502
73,586 Sparebanken Nord-Norge 798
1,359,172 Standard Bank Group Ltd 15,972
5,337,304 Standard Chartered plc 65,709
737,828 State Bank of India 6,836
8,736,709 Sumitomo Mitsui Financial Group, Inc 209,683
3,176,842 Sumitomo Mitsui Trust Holdings, Inc 74,210
105,964 Suruga Bank Ltd 754
22,760 Svenska Handelsbanken AB 235
13,249 Swedbank AB (A Shares) 262
149,379 Sydbank AS 7,885
2,814,347 Taichung Commercial Bank Co Ltd 1,608
4,682,034 Taishin Financial Holdings Co Ltd 2,482
2,726,523 Taiwan Business Bank 1,234
4,137,913 Taiwan Cooperative Financial Holding Co Ltd 3,064
31,123 Tamilnad Mercantile Bank Ltd 164
33,625 TBC Bank Group plc 1,313
181,949 (c) Texas Capital Bancshares, Inc 14,228
848,000 Thanachart Capital PCL 1,256
58,190 (c) Third Coast Bancshares, Inc 1,976
997,600 Tisco Bank PCL 2,880
21,803,500 TMB Bank PCL (Foreign) 1,188
116,343 Toho Bank Ltd 217
86,200 Tokyo Kiraboshi Financial Group, Inc 2,482
107,364 TOMONY Holdings, Inc 305
1,612,854 Toronto-Dominion Bank 85,869
3,805,779 Turkiye Is Bankasi (Series C) 1,455
701,264 (b) Ujjivan Small Finance Bank Ltd 276
132,020 UMB Financial Corp 14,900
5,447,947 (b) Unicaja Banco S.A. 7,195
1,821,143 UniCredit S.p.A 72,934
622,905 Union Bank of India 872
954,817 Union Bank Of Taiwan 444
3,710 United Bankshares, Inc 139
1,156,804 United Overseas Bank Ltd 30,720
66,360 Univest Financial Corp 1,958
11,885 Valiant Holding AG. 1,385
718,638 Veritex Holdings, Inc 19,518
635,093 (c),(d) VTB Bank PJSC (GDR) Equiduct 6
664,707 (c),(d) VTB Bank PJSC (GDR) Tradegate 7

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
958,801 (c) Warba Bank KSCP $ 597
9,356,645 Wells Fargo & Co 657,211
68,904 WesBanco, Inc 2,242
51,070 Westamerica Bancorporation 2,679
103,034 Western Alliance Bancorp 8,607
3,179,811 Westpac Banking Corp 63,472
269,719 Wintrust Financial Corp 33,637
247,941 Woori Financial Group, Inc 2,583
135,199 Yamaguchi Financial Group, Inc 1,399
1,417,348 Yapi ve Kredi Bankasi 1,227
5,830,142 (c) Yes Bank Ltd 1,330
TOTAL BANKS 9,083,280
CAPITAL GOODS - 8.3%
190,481 3M Co 24,589
8,401 3M India Ltd 2,978
71,932 A.O. Smith Corp 4,906
76,063 Aalberts Industries NV 2,705
40,707 Aaon, Inc 4,790
776,335 ABB Ltd 41,921
46,231 ABB Ltd India 3,725
425,749 AcBel Polytech, Inc 392
253,437 Accelleron Industries AG. 13,071
16,550 Ackermans & Van Haaren 3,264
2,872 ACS Actividades de Construccion y Servicios S.A. 144
86,000 Acter Co Ltd 974
28,149 Action Construction Equipment Ltd 494
10,100 Acuity Brands, Inc 2,951
125,961 Adani Enterprises Ltd 3,712
252,739 AddTech AB 6,887
14,985 ADENTRA, Inc 387
25,000 Advanced Energy Solution Holding Co Ltd 868
42,827 AECC Aero-Engine Control Co Ltd 130
130,152 AECC Aviation Power Co Ltd 739
313,015 Aecom Technology Corp 33,436
47,226 (a) Aecon Group, Inc 894
188,223 (a) AerCap Holdings NV 18,013
89,340 (c) Aerovironment, Inc 13,749
490,430 (a),(c) AerSale Corp 3,090
39,954 (a) AFG Arbonia-Forster Hldg 492
15,108 (a) AG. Growth International, Inc 534
18,108 Ahluwalia Contracts India Ltd 216
34,797 AIA Engineering Ltd 1,382
71,100 Aichi Corp 650
63,135 Air Lease Corp 3,044
1,237,278 Airbus SE 198,126
117,226 Airtac International Group 3,011
17,469 Aker ASA (A Shares) 843
17,107 Al Babtain Power & Telecommunication Co 177
141,918 Alarko Holding AS. 369
159,280 Albany International Corp (Class A) 12,738
4,516 Alfa Laval AB 189
3,055,200 Alfa S.A. de C.V. (Class A) 2,211
54,156 (b) Alimak Group AB 575
277,321 Allegion plc 36,240
2,357,300 Alliance Global Group, Inc 367
1,288 Allied Motion Technologies, Inc 31
135,627 Allis Electric Co Ltd 415
62,536 Allison Transmission Holdings, Inc 6,758
4,744,618 Alstom RGPT 105,867
2,660 (a) Alta Equipment Group, Inc 17
1,670,100 Amada Co Ltd 16,238
79,625 Amara Raja Batteries Ltd 1,113

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
377,980 (c) American Superconductor Corp $ 9,310
102,222 Ametek, Inc 18,427
51,945 Andritz AG. 2,637
6,694 Anveshan Heavy Engineering Ltd 273
13,387 Apar Industries Ltd 1,611
11,000 Apex Dynamics, Inc 311
137,143 (c) API Group Corp 4,933
134,590 Apogee Enterprises, Inc 9,611
125,018 Applied Industrial Technologies, Inc 29,938
33,480 AQ Group AB 424
243,868 (c) Arabi Group Holding KSC 351
1,448,490 (a),(c) Archer Aviation, Inc 14,123
299,608 Arcosa, Inc 28,984
53,161 Ariston Holding NV 190
91,400 Armac Locacao Logistica E Servicos S.A. 74
26,358 Armstrong World Industries, Inc 3,725
112,100 (a) Asahi Glass Co Ltd 3,275
1,163,703 Aselsan Elektronik Sanayi Ve Ticaret AS 2,385
1,266,886 Ashok Leyland Ltd 3,255
72,069 (c) Ashoka Buildcon Ltd 261
2,623,251 Ashtead Group plc 162,295
169,028 Ashtead Technology Holdings plc 1,183
37,919 (c) Ashtrom Group Ltd 662
2,489,314 Assa Abloy AB 73,525
221,642 Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS. 714
29,633 Astra Industrial Group 1,420
127,975,307 Astra International Tbk PT 38,902
235,888 Astral Ltd 4,548
22,500 (a),(c) Astroscale Holdings, Inc 112
135,315 AtkinsRealis Group, Inc 7,179
2,302,357 Atlas Copco AB 35,138
620,547 Atlas Copco AB 8,384
1,092,638 Atmus Filtration Technologies, Inc 42,810
67,643 (a),(c) ATS Corp 2,063
888,000 Austal Ltd 1,701
397,911 (c) Automob Participacoes S.A. 22
906,610 (b),(c) AutoStore Holdings Ltd 888
726,037 AviChina Industry & Technology Co Ltd 358
22,959 AVICOPTER plc 121
41,813 (c) Axon Enterprise, Inc 24,850
95,321 Ayala Corp 982
2,215 (c),(d) Ayala Corp Preferred 0 ^
14,627 (c) Azad Engineering Ltd 293
169,780 (c) AZEK Co, Inc 8,059
116,237 Azelis Group NV 2,288
193,036 Babcock International Group 1,207
148,573 Badger Infrastructure Solutions Ltd 3,709
2,376,519 BAE Systems plc 34,092
408,856 Balfour Beatty plc 2,328
193,892 (a),(c) Ballard Power Systems, Inc 322
13,533 Balmer Lawrie & Co Ltd 33
23,279 Balu Forge Industries Ltd 214
118,897 Barloworld Ltd 680
20,521 Bawan Co 306
9,895 (a) BayWa AG. 109
336,130 (c) Beacon Roofing Supply, Inc 34,144
463,207 (a) Beijer Ref AB 6,836
83,712 Beijing New Building Materials plc 348
21,548 Belimo Holding AG. 14,250
15,502 BEML Ltd 734
1,252,000 BES Engineering Corp 406
4,298 Bharat Bijlee Ltd 188

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
260,172 Bharat Dynamics Ltd $ 3,401
3,134,933 Bharat Electronics Ltd 10,698
954,078 Bharat Heavy Electricals Ltd 2,546
284,754 Bidvest Group Ltd 3,975
38,578 (a) Bird Construction Income Fund 699
504,937 Bizlink Holding, Inc 9,395
156,810 (c) Blue Bird Corp 6,058
94,596 Blue Star Ltd 2,358
92,006 (b) BOC Aviation Ltd 712
1,509,658 Bodycote plc 11,911
1,751,921 (c) Boeing Co 310,090
19,190 Boise Cascade Co 2,281
67,668 (c) Bombardier, Inc 4,602
25,000 Bondada Engineering Ltd 176
4,300 (a) Bossard Holding AG. 905
184,313 Bouygues S.A. 5,458
355,392 Brenntag SE 21,373
244,000 Brighton-Best International Taiwan, Inc 251
16,490 (a) Brookfield Business Corp 403
5,014 Bucher Industries AG. 1,804
10,863 Budimex S.A. 1,228
20,228 Bufab AB 803
143,139 (c) Builders FirstSource, Inc 20,459
36,700 Bunka Shutter Co Ltd 448
363,530 Bunzl plc 14,968
21,501 Burckhardt Compression Holding AG. 15,359
14,061 Burkhalter Holding AG. 1,410
51,854 BWX Technologies, Inc 5,776
209,970 (c) Byrna Technologies, Inc 6,049
1,170 (a) Bystronic AG. 400
67,000 C Sun Manufacturing Ltd 420
140,143 (c) Cadeler A.S. 784
361,287 (c) CAE, Inc 9,174
15,797 Carbone Lorraine 336
35,453 (a),(b) Carel Industries S.p.A 681
30,423 Cargotec Oyj 1,610
27,226 Carlisle Cos, Inc 10,042
2,538,585 Carrier Global Corp 173,284
248,521 Caterpillar, Inc 90,153
2,124 (a) Cembre S.p.A 92
34,100 Central Glass Co Ltd 715
5,180 Cera Sanitaryware Ltd 459
249,537 CG Power & Industrial Solutions Ltd 2,117
1,049,700 CH Karnchang PCL 591
967,051 Chemring Group plc 3,969
8,587 Cheryong Electric Co Ltd 264
109,000 Chicony Power Technology Co Ltd 397
907,000 (c) Chin Hin Group Bhd 483
1,210,000 China Communications Services Corp Ltd 707
1,089,000 China Conch Venture Holdings Ltd 933
234,200 China CSSC Holdings Ltd 1,153
1,997,500 China Energy Engineering Corp Ltd 627
5,047,000 China Lesso Group Holdings Ltd 2,234
144,700 China National Chemical Engineering Co Ltd 164
594,018 China Railway Group Ltd - A 520
1,861,000 China Railway Group Ltd - H 943
754,000 China State Construction Development Holdings Ltd 175
1,067,300 China State Construction Engineering Corp Ltd 877
870,000 China State Construction International Holdings Ltd 1,369
329,800 China XD Electric Co Ltd 343
138,545 (a),(c) Chiyoda Corp 282
98,600 Chudenko Corp 2,094

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
468,000 Chung-Hsin Electric & Machinery Manufacturing Corp $ 2,192
612,000 CIMC Enric Holdings Ltd 554
2,710,517 Citic Pacific Ltd 3,181
10,544 CJ Corp 703
2,275,984 CK Hutchison Holdings Ltd 12,100
41,593 CKD Corp 667
22,920 CNGR Advanced Material Co Ltd 113
1,737,114 CNH Industrial NV 19,681
6,123 Colt CZ Group SE 168
80,398 Comfort Systems USA, Inc 34,094
755,835 Compagnie de Saint-Gobain 67,165
90,217 COMSYS Holdings Corp 1,851
38,004 Construcciones y Auxiliar de Ferrocarriles S.A. 1,376
29,400 (c) Construction Partners, Inc 2,601
993,898 Contemporary Amperex Technology Co Ltd 36,228
239,000 Continental Holdings Corp 219
160,861 (c) Core & Main, Inc 8,189
8,328 Craftsman Automation Ltd 523
121,599 Crane Co 18,453
38,617 (c) Creative & Innovative System 192
138,371 CS Wind Corp 3,883
563,010 (c) CSBC Corp Taiwan 258
431,000 CTCI Corp 507
120,359 Cummins India Ltd 4,590
74,733 Cummins, Inc 26,052
72,068 Curtiss-Wright Corp 25,575
205,195 CW Enerji Muhendislik Ticaret VE Sanayi AS. 122
35,000 CyberPower Systems, Inc 414
6,047 Daetwyler Holding AG. 888
162,077 (c) Daewoo Engineering & Construction Co Ltd 339
46,833 Daewoo International Corp 1,244
36,497 (c) Daewoo Shipbuilding & Marine Engineering Co Ltd 917
143,300 Dai-Dan Co Ltd 3,456
62,253 Daifuku Co Ltd 1,279
14,548 Daihen Corp 733
435,928 Daikin Industries Ltd 50,864
902,496 Daimler Truck Holding AG. 34,567
34,700 (a) Daiwa Industries Ltd 336
9,046 (a) Danieli & Co S.p.A. 226
30,384 Danieli & Co S.p.A. (RSP) 602
23,756 Dassault Aviation S.A. 4,854
28,999 Data Patterns India Ltd 834
94,617 DCC plc 6,063
202,740 Deere & Co 85,901
91,965 Deutz AG. 386
17,853 (b) Dilip Buildcon Ltd 94
103,135 Diploma plc 5,464
71,722 DiscoverIE Group plc 634
28,297 DKSH Holding AG. 2,101
26,394 (c) DL E&C Co Ltd 573
5,853,700 DMCI Holdings, Inc 1,091
176,010 (c) DNOW, Inc 2,290
25,790 Donaldson Co, Inc 1,737
150,529 Dongfang Electric Corp Ltd 328
49,400 Doosan Bobcat, Inc 1,386
5,591 Doosan Corp 951
38,176 (c) Doosan Fuel Cell Co Ltd 409
182,903 (c) Doosan Heavy Industries and Construction Co Ltd 2,150
108,183 (c) Doosan Infracore Co Ltd 502
61,840 Douglas Dynamics, Inc 1,461
892,814 Dover Corp 167,492
5,776 Dredging Environmental & Marine Engineering NV 825

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
543,501 (c) DroneShield Ltd $ 256
1,556,435 Dubai Investments PJSC 915
52,360 (c) Ducommun, Inc 3,333
40,294 Duerr AG. 894
91,231 (c) Dycom Industries, Inc 15,880
4,087,800 Dynasty Ceramic PCL 211
1,478,708 Eaton Corp plc 490,739
362,000 Ebara Corp 5,554
1,120,000 E-Commodities Holdings Ltd 188
52,197 (c) Ecopro BM Co Ltd 3,822
81,974 (c) Ecopro Co Ltd 3,143
14,384 (c) Ecopro Materials Co Ltd 627
1,155 Eiffage S.A. 101
26,108 Elbit Systems Ltd 6,846
8,947 Elco Ltd 368
66,996 Elecon Engineering Co Ltd 495
1,737 Electra Israel Ltd 978
504,360 Electrical Industries Co 972
1,824,332 Electrocomponents plc 15,544
192,233 Electrolux Professional AB 1,190
227,212 Electrosteel Castings Ltd 369
157,618 Elgi Equipments Ltd 1,065
1,207,354 (c) Embraer S.A. 11,073
50,645 EMCOR Group, Inc 22,988
3,266,702 Emerson Electric Co 404,842
679,055 (c) Empresa Brasileira de Aeronautica S.A. (ADR) 24,908
5,558 Energiekontor AG. 282
67,380 (c) Energy Recovery, Inc 990
62,170 Enerpac Tool Group Corp 2,555
26,392 (a) Engcon AB 250
228,293 Engineers India Ltd 484
2,478 (a),(c) Enovix Corp 27
119,814 EnPro Industries, Inc 20,662
324,000 (a),(c) Envision Greenwise Holdings Ltd 313
10,285 Epiroc AB 179
6,088 Epiroc AB 95
93,707 Esab Corp 11,239
15,479 ESAB India Ltd 1,063
237,409 ESCO Technologies, Inc 31,625
607,332 (c) Estithmar Holding QPSC 311
164,679 (c) Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS. 154
52,807 Eve Energy Co Ltd 338
78,000 Evergreen Aviation Technologies Corp 231
31,027 (c) Everus Construction Group, Inc 2,040
10,898 (c) Exosens SAS 219
183,764 Fanuc Ltd 4,800
2,668,631 Far Eastern Textile Co Ltd 2,570
335,609 Fastenal Co 24,134
147,886 FAW Jiefang Group Co Ltd 166
239,562 Federal Signal Corp 22,133
118,154 Ferguson Enterprises, Inc 20,508
457,759 Ferrovial SE 19,214
235,284 (c) Fincantieri S.p.A 1,694
108,065 Finning International, Inc 2,864
244,550 Finolex Cables Ltd 3,372
420,000 (a) First Tractor Co Ltd 385
823,823 Fletcher Building Ltd 1,312
766,195 Flowserve Corp 44,072
34,836 FLSmidth & Co AS 1,727
554,290 (a),(c) Fluence Energy, Inc 8,802
227,853 Fluidra S.A. 5,547
488,340 (c) Fluor Corp 24,085

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,279 Forbo Holding AG. $ 1,063
3,229 Force Motors Ltd 245
261,302 Fortive Corp 19,598
380,100 Fortune Electric Co Ltd 6,507
2,779,508 (a) Fosun International 1,619
116,570 Franklin Electric Co, Inc 11,360
57,900 FTAI Aviation Ltd 8,340
88,362 Fugro NV 1,531
675,515 Fuji Electric Holdings Co Ltd 36,114
362,945 Fuji Machine Manufacturing Co Ltd 5,485
213,400 Fujikura Ltd 8,712
47,639 Fujitec Co Ltd 1,844
22,278 Fukushima Galilei Co Ltd 372
20,256 Furukawa Co Ltd 205
54,144 Furukawa Electric Co Ltd 2,245
17,934 (c) G R Infraprojects Ltd 307
70,000 G Shank Enterprise Co Ltd 183
3,242,912 Gamuda BHD 3,433
23,773 Garden Reach Shipbuilders & Engineers Ltd 447
142,664 (c) Gates Industrial Corp plc 2,935
337,382 GE T&D India Ltd 8,150
42,600 GE Vernova, Inc 14,012
616,996 GEA Group AG. 30,648
517 Geberit AG. 293
43,618 GEK Group of Cos S.A. 834
262,979 GEM Co Ltd 235
35,150 (c) Generac Holdings, Inc 5,450
224,530 General Dynamics Corp 59,161
761,937 General Electric Co 127,083
207,280 Genuit Group plc 1,011
61,253 (a) Georg Fischer AG. 4,637
61,000 GFC Ltd 192
61,993 (c) Gibraltar Industries, Inc 3,651
14,300 Ginlong Technologies Co Ltd 120
116,629 (c) Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 155
180,256 Glory Ltd 2,947
25,752 GMM Pfaudler Ltd 354
130,903 (c) GMR Power and Urban Infra Ltd 184
51,213 (c) Godrej Industries Ltd 697
33,640 Gongniu Group Co Ltd 324
25,600 Gorman-Rupp Co 971
43,630 Gotion High-tech Co Ltd 127
1,113,470 Grafton Group plc 13,304
49,541 Graphite India Ltd 326
341,840 (c) Great Lakes Dredge & Dock Corp 3,859
19,721 Greenlam Industries Ltd 134
2,633,000 (a),(b) Greentown Management Holdings Co Ltd 1,113
58,220 Griffon Corp 4,149
36,423 Grindwell Norton Ltd 817
460,493 (a) Grupo Carso S.A. de C.V. (Series A1) 2,546
134,538 (a) Grupo Rotoplas SAB de C.V. 103
56,409 (c) GS Engineering & Construction Corp 662
41,883 (c) GS Holdings Corp 1,111
67,154 GS Yuasa Corp 1,116
70,630 GT Capital Holdings, Inc 799
88,232 Gulf Cables & Electrical Industries Group Co. KSCP 515
48,989 (b),(c) GVS S.p.A 249
616,497 Haitian International Holdings Ltd 1,666
5,938 (a) Hammond Power Solutions, Inc 529
325,668 Hangzhou Steam Turbine Power Group Co Ltd 431
26,079 Hanwa Co Ltd 818
24,914 (c) Hanwha Corp 452

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
13,757 (c) Hanwha Corp $ 140
27,100 (c) Hanwha Industrial Solutions Co Ltd 568
52,152 (c) Hanwha Systems Co Ltd 797
300,500 HAP Seng Consolidated BHD 235
7,540 Happy Forgings Ltd 88
3,090,000 Harbin Power Equipment 1,001
40,800 Harmonic Drive Systems, Inc 854
215,195 Havells India Ltd 4,205
410,240 (c) Hayward Holdings, Inc 6,273
110,536 Hazama Ando Corp 832
84,247 HBL Power Systems Ltd 610
9,754 (c) HD Hyundai Construction Equipment Co Ltd 383
19,420 HD Hyundai Electric Co Ltd 4,993
18,229 (c) HD Hyundai Heavy Industries Co Ltd 3,530
28,827 (c) HDC Hyundai Development Co-Engineering & Construction 352
47,465 HEG Ltd 282
134,214 HEICO Corp 31,908
45,997 HEICO Corp (Class A) 8,559
15,954 Heijmans NV (ADR) 523
233,823 Hensoldt AG. 8,401
96,179 (c) Hexagon Composites ASA 384
135,269 Hexatronic Group AB 442
49,622 Hexcel Corp 3,111
10,368 HG Infra Engineering Ltd 183
3,500 Hikari Tsushin, Inc 760
1,928,398 (c) Hillman Solutions Corp 18,783
172,002 Hindustan Aeronautics Ltd 8,371
808,836 (c) Hindustan Construction Co 356
210,200 Hino Motors Ltd 751
20,400 Hitachi Construction Machinery Co Ltd 452
12,150,940 (c) Hitachi Ltd 297,577
131,720 Hitachi Zosen Corp 816
219,643 Hiwin Technologies Corp 2,199
2,950,808 Honeywell International, Inc 666,558
90,100 Hoshizaki Corp 3,543
33,074 Hosken Consolidated Investments Ltd 287
420,756 Howden Joinery Group plc 4,168
543,625 Howmet Aerospace, Inc 59,456
40,304 (c) HSD Engine Co Ltd 501
2,285,000 (c),(d) Hsin Chong Group Holdings Ltd 3
211,000 HUA ENG Wire & Cable 166
199,942 Hubbell, Inc 83,754
11,377 Huber & Suhner AG. 931
49,000 (a),(b),(c) Huitongda Network Co Ltd 120
237,425 Husqvarna AB (B Shares) 1,239
107,950 Hwang Chang General Contractor Co Ltd 242
4,391 (c) Hyosung Corp 139
3,920 (c) Hyosung Heavy Industries Corp 1,040
19,287 Hyundai Elevator Co Ltd 682
47,989 Hyundai Engineering & Construction Co Ltd 822
17,216 (c) Hyundai Heavy Industries 2,648
17,572 (c) Hyundai Mipo Dockyard 1,594
62,412 (c) Hyundai Rotem Co Ltd 2,094
23,077 Idec Corp 361
23,091 IDEX Corp 4,833
14,750 (c) IES Holdings, Inc 2,964
1,502,300 IJM Corp BHD 1,020
17,687 Iljin Electric Co Ltd 323
124,660 Illinois Tool Works, Inc 31,609
36,084 IMCD NV 5,362
767,616 IMI plc 17,434
9,952 Implenia AG. 337

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
125,636 Inaba Denki Sangyo Co Ltd $ 3,098
31,698 Inabata & Co Ltd 667
24,348 (b) IndiaMart InterMesh Ltd 638
25,964 (a) Industrie De Nora S.p.A 203
1,322,937 Industries Qatar QSC 4,821
265,405 Indutrade AB 6,650
783,448 Infratil Ltd 5,522
146,325 INFRONEER Holdings, Inc 1,131
33,422 Ingersoll Rand India Ltd 1,629
475,356 Ingersoll Rand, Inc 43,001
2,803,600 (c),(d) Inovisi Infracom Tbk PT 0 ^
71,547 (c) Inox Green Energy Services Ltd 147
14,456 (c) INOX India Ltd 186
1,728 (c) Inox Wind Energy Ltd 205
434,536 (c) Inox Wind Ltd 916
217,623 (c) InPost S.A. 3,715
176,144 Instalco AB 525
59,174 Interpump Group S.p.A. 2,624
537 Interroll Holding AG. 1,181
29,979 (c) Intracom S.A. Technical & Steel Constructions 151
186,500 (a),(c) Intuitive Machines, Inc 3,387
143,610 Investment AB Latour 3,582
28,888 INVISIO AB 719
139,512 Inwido AB 2,339
1,316,589 IRB Infrastructure Developers Ltd 877
249,726 (b) IRCON International Ltd 625
9,104 (c) IS Dongseo Co Ltd 128
24,857 ISGEC Heavy Engineering Ltd 418
188,600 Ishikawajima-Harima Heavy Industries Co Ltd 11,026
65,638 ITD Cementation India Ltd 411
1,230,759 (a) Itochu Corp 60,522
364,941 ITT, Inc 52,143
136,542 Iveco Group NV 1,322
21,570 J Kumar Infraprojects Ltd 192
173,573 (c) Jain Irrigation Systems Ltd 138
162,918 Jamna Auto Industries Ltd 185
14,854 Jantsa Jant Sanayi Ve Ticaret AS. 11
62,320 Japan Pulp & Paper Co Ltd 269
49,161 Japan Steel Works Ltd 1,782
136,345 Jardine Matheson Holdings Ltd 5,581
14,860 (c) Jeio Co Ltd 138
2,236,756 JG Summit Holdings (Series B) 791
178,400 JGC Corp 1,484
69,304 Jiangsu Hengli Hydraulic Co Ltd 501
194,918 Jiangsu Zhongtian Technology Co Ltd 382
155,896 (a) Johns Lyng Group Ltd 360
691,519 Johnson Controls International plc 54,582
8,944 (b) JOST Werke SE 420
4,812 Judges Scientific plc 509
36,895 Jungheinrich AG. 986
111,980 Jupiter Wagons Ltd 652
9,881 Kaba Holding AG. 7,012
65,457 Kajaria Ceramics Ltd 885
241,708 Kajima Corp 4,379
30,423 (c) Kalmar Oyj 1,004
76,047 Kalpataru Projects International Ltd 1,150
143,300 Kanamoto Co Ltd 3,039
594,001 Kandenko Co Ltd 8,668
63,300 Kanematsu Corp 1,050
59,000 Kaori Heat Treatment Co Ltd 568
64,316 Kardex Holding AG. 19,205
14,400 Katakura Industries Co Ltd 181

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
397,600 Kawasaki Heavy Industries Ltd $ 18,112
7,294 KCC Glass Corp 186
106,168 KEC International Ltd 1,483
48,229 KEI Industries Ltd 2,493
76,000 Keihan Electric Railway Co Ltd 1,594
53,948 Keller Group plc 975
13,622 (a),(c) Kempower Oyj 137
147,594 Kenmec Mechanical Engineering Co Ltd 405
6,320 Kennametal India Ltd 218
9,735 (c) KEPCO Engineering & Construction Co, Inc 346
1,242,627 Keppel Corp Ltd 6,226
1,479,551 Kier Group plc 2,748
216,674 (c) Kiler Holding AS. 202
97,371 Kinden Corp 1,863
2,415 Kingspan Group plc 176
186,000 Kinik Co 1,620
221,631 KION Group AG. 7,318
18,681 Kirloskar Brothers Ltd 450
53,285 Kirloskar Pneumatic Co Ltd 955
46,900 (a) Kitz Corp 335
43,346 Kloeckner & Co AG. 200
783,196 Knorr-Bremse AG. 56,845
134,623 KNR Constructions Ltd 543
642,882 KOC Holding AS 3,244
1,401,112 Komatsu Ltd 38,170
3,231 (a) Komax Holding AG 411
949,819 Kone Oyj (Class B) 46,304
298,115 Konecranes Oyj 18,895
183,579 Kongsberg Gruppen ASA 20,654
210,489 Koninklijke BAM Groep NV 915
244,861 Kontrolmatik Enerji Ve Muhendislik AS. 267
60,789 (c) Korea Aerospace Industries Ltd 2,259
24,999 Korea Electric Terminal Co Ltd 1,135
142,486 (c) Kornit Digital Ltd 4,410
701,349 (c) Kratos Defense & Security Solutions, Inc 18,502
10,579 Krones AG. 1,311
48,435 KSB Ltd 434
124,176 Kuang-Chi Technologies Co Ltd 811
183,581 Kubota Corp 2,127
26,204 Kumagai Gumi Co Ltd 660
130,000 Kuo Toong International Co Ltd 191
77,300 Kurita Water Industries Ltd 2,692
18,310 Kvutzat Acro Ltd 286
24,454 Kyokuto Kaihatsu Kogyo Co Ltd 394
139,810 Kyowa Exeo Corp 1,533
34,122 Kyudenko Corp 1,116
3,812 (c) Kyung Dong Navien Co Ltd 226
29,166 (c) L&F Co Ltd 1,577
525,854 L3Harris Technologies, Inc 110,577
3,506 Lakshmi Machine Works Ltd 723
562,265 Larsen & Toubro Ltd 23,634
9,730 (c) LB Foster Co (Class A) 262
4,097 Legrand S.A. 399
9,985 Lennox International, Inc 6,084
219,660 (c) Leonardo DRS, Inc 7,097
389,405 Leonardo S.p.A. 10,476
79,306 (c) LG Corp 3,843
23,425 (c) LG Energy Solution Ltd 5,471
226,496 Lifco AB 6,565
9,375 (c) LIG Nex1 Co Ltd 1,402
17,545 Lincoln Electric Holdings, Inc 3,289
58,245 Lindab International AB 1,207

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
12,448 LISI $ 284
222,900 LIXIL Group Corp 2,433
427,500 (a) LK Technology Holdings Ltd 148
303,733 (c) Lloyds Steels Industries Ltd 272
17,565 (a),(c) Loar Holdings, Inc 1,298
61,938 Lockheed Martin Corp 30,098
8,383,000 Lonking Holdings Ltd 1,624
19,585 (c) Lotte Corp 287
13,742 (c) LS Cable Ltd 867
7,609 LS Eco Energy Ltd 159
12,308 (c) LS Electric Co Ltd 1,332
15,396 LS Materials Ltd 122
3,412,500 LT Group, Inc 619
8,582 LU-VE S.p.A 247
129,470 Luxfer Holdings plc 1,695
20,292 (c) LX INTERNATIONAL CORP 370
85,763 (a) Maas Group Holdings Ltd 254
1,845,664 (a) Mabuchi Motor Co Ltd 26,094
114,795 Maire Tecnimont S.p.A 983
18,239 Makino Milling Machine Co Ltd 1,237
460,885 Makita Corp 14,015
2,025,200 Malaysian Resources Corp Bhd 237
78,974 Man Infraconstruction Ltd 226
7,731 (a) Manitou BF S.A. 134
53,280 Marcopolo S.A. 49
553,200 Marcopolo S.A. 662
597,503 Marubeni Corp 8,968
626,864 Masco Corp 45,492
47,320 (c) Mastec, Inc 6,442
20,900 Max Co Ltd 463
1,194 MBB SE 123
21,505 McGrath RentCorp 2,405
576,915 (c) MDA Ltd 11,852
29,971 Meidensha Corp 819
6,844,157 Melrose Industries plc 47,296
467,003 Metallurgical Corp of China Ltd 211
18,900 METAWATER Co Ltd 217
598,936 (a) Metso Outotec Oyj 5,576
78,791 (c) Middleby Corp 10,672
715 Miller Industries, Inc 47
92,000 Mills Estruturas e Servicos de Engenharia S.A. 128
481,100 Minebea Co Ltd 7,706
4,400 (a) Mirai Industry Co Ltd 102
62,462 MIRAIT ONE corp 907
1,080,100 MISUMI Group, Inc 16,605
3,048,048 Mitsubishi Corp 49,871
5,874,484 Mitsubishi Electric Corp 99,195
2,443,487 Mitsubishi Heavy Industries Ltd 34,072
29,800 Mitsubishi Logisnext Co Ltd 365
19,250 (a) Mitsuboshi Belting Co Ltd 487
2,895,416 Mitsui & Co Ltd 60,048
69,800 (c) Mitsui Engineering & Shipbuilding Co Ltd 800
68,000 Miura Co Ltd 1,691
13,142 Momentum Group AB 146
71,357 Monadelphous Group Ltd 617
3,555,370 MonotaRO Co Ltd 60,419
54,623 (b),(c) Montana Aerospace AG. 863
216,778 Morgan Crucible Co plc 738
32,719 Morgan Sindall plc 1,591
92,444 Mori Seiki Co Ltd 1,471
105,100 Morita Holdings Corp 1,449
75,771 (a) Mota Engil SGPS S.A. 228

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
369,744 (c) MRC Global, Inc $ 4,725
28,391 MSC Industrial Direct Co (Class A) 2,121
14,341 MSTC Ltd 113
13,325 (c) MTAR Technologies Ltd 258
109,402 MTU Aero Engines Holding AG. 36,540
79,806 Mueller Industries, Inc 6,333
1,014,490 Mueller Water Products, Inc (Class A) 22,826
2,619,600 (c) Multiply Group PJSC 1,476
99,926 (b) Munters Group AB 1,678
45,320 (c) MYR Group, Inc 6,742
41,180 Mytilineos Holdings S.A. 1,428
676,300 (a) Nabtesco Corp 11,951
7,333 Nachi-Fujikoshi Corp 146
240,900 Nagase & Co Ltd 4,898
76,600 (a) Namura Shipbuilding Co Ltd 833
146,500 (a),(c) Nano Dimension Ltd (ADR) 363
429,819 NARI Technology Co Ltd 1,485
1,486,387 National Industries Group Holding SAK 1,195
48,835 Nava Bharat Ventures Ltd 562
688,558 NBCC India Ltd 744
64,556 (a) NCC AB (B Shares) 948
1,812,700 NCC Ltd 5,779
1,380,436 (c) NEL ASA 330
22,788 Nexans S.A. 2,462
175,820 (c) NEXTracker, Inc 6,423
71,189 (a),(c) NFI Group, Inc 693
164,400 NGK Insulators Ltd 2,076
1,456,633 (a) Nibe Industrier AB 5,692
459,340 Nichias Corp 16,219
10,000 Nichiden Corp 195
17,545 Nichiha Corp 324
161,418 Nidec Corp 2,899
100,367 Nikkiso Co Ltd 613
7,711 (c) Nilfisk Holding A.S. 112
27,864 Ningbo Deye Technology Co Ltd 324
31,900 Ningbo Orient Wires & Cables Co Ltd 230
79,800 Ningbo Sanxing Medical Electric Co Ltd 336
72,759 Nippon Densetsu Kogyo Co Ltd 913
15,500 Nippon Road Co Ltd 174
26,165 Nishimatsu Construction Co Ltd 867
40,600 Nishio Rent All Co Ltd 1,211
100,531 (a) Nisshinbo Industries, Inc 572
51,000 Nitta Corp 1,198
17,700 Nitto Boseki Co Ltd 706
19,835 Nitto Kogyo Corp 363
42,346 (c) NKT Holding AS 3,038
149,360 Nolato AB 732
18,000 (a) Nomura Micro Science Co Ltd 258
44,474 Norconsult Norge AS. 173
96,566 (c) Nordex AG. 1,131
33,870 Nordson Corp 7,087
10,366 Noritake Co Ltd 259
15,951 Noritsu Koki Co Ltd 517
13,031 (a) Noritz Corp 137
24,405 Norma Group SE 379
299,793 Northrop Grumman Corp 140,690
341,248 NRW Holdings Ltd 809
291,100 NSK Ltd 1,260
310,861 NTN Corp 496
1,187,752 nVent Electric plc 80,957
864,000 NWS Holdings Ltd 860
7,046 (a) Obara Corp 178

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
794,413 Obayashi Corp $ 10,460
155,366 (a) OC Oerlikon Corp AG. 602
12,821 Oiles Corp 201
34,734 Okuma Holdings, Inc 744
21,500 Okumura Corp 535
27,288 Olectra Greentech Ltd 459
19,700 Omega Flex, Inc 827
193,008 (a) Opus Global Rt 245
49,748 Organo Corp 2,548
239,860 (c) Orion Marine Group, Inc 1,758
62,606 OSG Corp 735
57,350 Oshkosh Corp 5,452
9 OSRAM Licht AG. 0 ^
34,450 Otokar Otomotiv Ve Savunma Sanayi A.S. 472
186,209 Owens Corning, Inc 31,715
11,801 Palfinger AG. 241
9,843 (c) Paras Defence & Space Technologies Ltd 115
580,822 Parker-Hannifin Corp 369,420
16,200 Park-Ohio Holdings Corp 426
166,909 (c) Patel Engineering Ltd 101
143,081 Peab AB (Series B) 1,025
73,067 Pentair plc 7,353
1,411,800 Pentamaster Corp Bhd 1,312
223,546 Penta-Ocean Construction Co Ltd 923
15,169 People & Technology, Inc 384
13,958 Per Aarsleff Holding A.S. 973
2,656 Pfeiffer Vacuum Technology AG. 423
257,969 (c) Phihong Technology Co Ltd 294
93,136 PNC Infratech Ltd 362
24,133 (a) PNE AG. 277
44,316 Polycab India Ltd 3,755
13,119 Porr AG. 240
12,508 POSCO Future M Co Ltd 1,182
439,569 Power Construction Corp of China Ltd 329
8,572 Power Mech Projects Ltd 257
81,990 Praj Industries Ltd 784
104,230 Primoris Services Corp 7,963
40,560 Prince Pipes & Fittings Ltd 203
4,218 Prysmian S.p.A. 270
7,928,200 (c) PSG Corp PCL 114
1,411,162 QinetiQ plc 7,314
157,904 Quanta Services, Inc 49,906
10,861 R&S Group Holding AG. 223
442,697 Rail Vikas Nigam Ltd 2,176
6,949 (c) Rainbow Robotics 760
283,900 Raito Kogyo Co Ltd 3,981
146,500 Randon S.A. Implementos e Participacoes 235
440,401 Ras Al Khaimah Ceramics 299
4,945 Rational AG. 4,235
17,150 (c) RBC Bearings, Inc 5,130
372,000 (a),(c) Realord Group Holdings Ltd 354
32,234 (a) Recticel S.A. 349
96,312 Redox Ltd 271
193,906 Reece Ltd 2,679
35,522 Refex Industries Ltd 199
315,578 Regal-Beloit Corp 48,956
582,090 Reliance Worldwide Corp Ltd 1,803
55,568 Renew Holdings plc 630
46,005 RENK Group AG. 861
857,740 (c) Resideo Technologies, Inc 19,771
138,535 Reunert Ltd 551
62,500 REV Group, Inc 1,992

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
3,554 Rexel S.A. $ 91
44,831 Rheinmetall AG. 28,643
43,443 Richelieu Hardware Ltd 1,180
1,682 Rieter Holding AG. 158
314,920 (a),(c) Rocket Lab USA, Inc 8,021
147 Rockwool International AS (B Shares) 52
8,419 (c) Rolex Rings Ltd 181
8,043,775 (c) Rolls-Royce Holdings plc 57,042
2,234,055 Rotork plc 8,784
17,817 RR Kabel Ltd 299
2,364,467 RTX Corp 273,616
49,000 Ruentex Engineering & Construction Co 223
305,690 Run Long Construction Co Ltd 348
335,008 Russel Metals, Inc 9,812
309,328 Saab AB 6,535
336,402 Sacyr Vallehermoso S.A. 1,108
384,333 Safran S.A. 84,210
227,125 Sam Engineering & Equipment M Bhd 221
73,061 (c) Samsung C&T Corp 5,645
61,865 (c) Samsung Engineering Co Ltd 690
268,425 (c) Samsung Heavy Industries Co Ltd 2,048
12,982 (c) Samsung Techwin Co Ltd 2,862
1,005,004 Sandvik AB 18,021
22,360 Sanghvi Movers Ltd 80
167,900 Sanki Engineering Co Ltd 3,355
400,841 Sanwa Shutter Corp 11,072
846,000 (a) Sany Heavy Equipment International Holdings Co Ltd 488
448,457 Sany Heavy Industry Co Ltd 1,012
8,100 Sanyo Denki Co Ltd 463
38,631 (c) Saudi Ceramic Co 350
34,943 (a) Savaria Corp 484
23,848 Schindler Holding AG. 6,589
21,659 Schindler Holding AG. (Registered) 5,909
33,190 (c) Schneider Electric Infrastructure Ltd 297
602,990 Schneider Electric S.A. 150,118
668 Schweiter Technologies AG. 304
1,708,600 (a),(c) Seatrium Ltd 2,590
275,400 Sekisui Chemical Co Ltd 4,715
19,395 Sekisui Jushi Corp 260
43,361 Sensata Technologies Holding plc 1,188
6,400 Senshu Electric Co Ltd 197
12,236 SFA Engineering Corp 160
13,210 SFS Group AG. 1,830
173,428 SGH Ltd 4,934
37,129 (c) SGL Carbon AG. 153
35,364 Shakti Pumps India Ltd 441
33,100 Shandong Himile Mechanical Science & Technology Co Ltd 228
687,103 Shanghai Electric Group Co Ltd 763
321,000 Shanghai Industrial Holdings Ltd 488
129,300 Shanghai Mechanical and Electrical Industry Co Ltd 145
141,900 Shanxi Coal International Energy Group Co Ltd 230
107,311 (c) Shapir Engineering and Industry Ltd 805
67,140 Shenzhen Inovance Technology Co Ltd 539
17,936 Shibaura Machine Co Ltd 405
11,400 Shibuya Corp 276
178,000 Shihlin Electric & Engineering Corp 1,040
272,024 (c) Shikun & Binui Ltd 1,000
1,339,000 Shimizu Corp 10,575
7,800 Shin Nippon Air Technologies Co Ltd 100
973,026 Shin Zu Shing Co Ltd 6,215
15,000 (c) Shinko Electric Co Ltd 601
18,584 Shinko Plantech Co Ltd 184

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
293,000 Shinmaywa Industries Ltd $ 2,580
14,800 (c) Shinnihon Corp 146
13,083 Shinsung Delta Tech Co Ltd 1,018
31,508 SHO-BOND Holdings Co Ltd 1,041
398,880 (a) Shyft Group, Inc 4,683
200,960 Sichuan Road and Bridge Group Co Ltd 200
1,690,557 Siemens AG. 329,650
785,113 (c) Siemens Energy AG. 41,667
75,843 Siemens India Ltd 5,776
42,700 Sieyuan Electric Co Ltd 425
1,561,033 (b) Signify NV 34,862
147,917 (a),(c) Silex Systems Ltd 460
2,515,059 Sime Darby BHD 1,326
25,650 Simpson Manufacturing Co, Inc 4,254
304,926 Singapore Technologies Engineering Ltd 1,040
23,700 Sinko Industries Ltd 190
172,100 Sinoma International Engineering Co 223
1,209,500 Sinopec Engineering Group Co Ltd 1,045
625,000 Sinotruk Hong Kong Ltd 1,827
26,993 (c) SiteOne Landscape Supply, Inc 3,557
19,778 (b),(c) SK IE Technology Co Ltd 298
96,366 SK Networks Co Ltd 270
21,677 (c) SK oceanplant Co Ltd 187
38,418 (c) SK Square Co Ltd 2,018
14,759 SK, Inc 1,310
5,319 Skanska AB (B Shares) 112
5,335 SKF AB (B Shares) 100
31,511 SKF India Ltd 1,645
88,318 SM Investments Corp 1,364
45,256 SMC Corp 17,574
5,381 Smiths Group plc 115
30,172 Snap-On, Inc 10,243
115,703 Sociedad Quimica y Minera de Chile S.A. (Class B) 4,253
176,102 Sojitz Holdings Corp 3,589
70,575 Spirax-Sarco Engineering plc 6,037
59,728 (c) Spirit Aerosystems Holdings, Inc (Class A) 2,036
321,302 (c) SPX Technologies, Inc 46,756
19,067 Stabilus SE 599
41,230 (a) Stadler Rail AG. 905
39,274 (c) Standardaero, Inc 972
92,292 Stanley Black & Decker, Inc 7,410
96,698 Stantec, Inc 7,587
26,766 (a) Star Micronics Co Ltd 317
5,480,900 (c),(d) STARK Corp PCL 2
1,096,500 Stecon Group PCL 248
69,984 (c) Sterling and Wilson Renewable 374
1,055,692 Storskogen Group AB 1,099
49,416 Sulzer AG. 7,148
1,120,546 Sumitomo Corp 24,250
43,797 Sumitomo Densetsu Co Ltd 1,374
84,800 (a) Sumitomo Heavy Industries Ltd 1,731
105,998 Sungrow Power Supply Co Ltd 1,072
337,000 Sunonwealth Electric Machine Industry Co Ltd 1,000
1,832,900 Sunway BHD 1,963
260,700 Sunway Construction Group BHD 270
83,663 Sunwoda Electronic Co Ltd 256
2,444,500 (a),(c),(d) Superb Summit International Group Ltd 3
7,985,064 (c) Suzlon Energy Ltd 5,782
21,800 SWCC Showa Holdings Co Ltd 1,041
157,608 Sweco AB 2,347
350,924 Swire Pacific Ltd (Class A) 3,174
497,306 Ta Ya Electric Wire & Cable 671

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
77,022 Tadano Ltd $ 557
64,953 (c) Taihan Electric Wire Co Ltd 489
7,343 Taihei Dengyo Kaisha Ltd 233
155,553 Taikisha Ltd 4,912
139,075 Taisei Corp 5,827
937,000 Taiwan Glass Industrial Corp 467
11,439 Takamatsu Corp 203
28,364 Takara Standard Co Ltd 303
33,141 Takasago Thermal Engineering Co Ltd 1,331
215,600 Takeuchi Manufacturing Co Ltd 6,756
47,400 Takuma Co Ltd 498
48,667 (a),(b),(c) Talgo S.A. 169
1,197,000 (c) Tatung Co Ltd 1,746
334,275 TBEA Co Ltd 583
669,337 TD Power Systems Ltd 3,515
216,618 Techno Electric & Engineering Co Ltd 3,960
1,166,271 Techtronic Industries Co 15,332
969,000 Teco Electric and Machinery Co Ltd 1,541
9,186 Tega Industries Ltd 168
109,417 Tekfen Holding AS 223
35,367 Tennant Co 2,883
142,738 Texmaco Rail & Engineering Ltd 322
256,508 Thales S.A. 36,833
4,210,000 (a) Theme International Holdings Ltd 215
35,825 Thermax Ltd 1,688
94,300 (c) THK Co Ltd 2,175
17,597 (c) Thyssenkrupp Nucera AG. & Co KGaa 193
402,000 Tian Di Science & Technology Co Ltd 340
400,000 Time Interconnect Technology Ltd 212
27,401 Timken India Ltd 998
59,436 Titagarh Rail System Ltd 764
30,836 (a) TKH Group NV 1,064
40,000 Toa Corp/Tokyo 301
42,711 Tocalo Co Ltd 499
183,756 Toda Corp 1,118
196,575 Toenec Corp 1,225
59,900 TOKAI Holdings Corp 369
66,902 Tokyu Construction Co Ltd 305
173,039 TOMRA Systems ASA 2,239
190,782 Toromont Industries Ltd 15,083
12,900 Totech Corp 215
15,877 Totetsu Kogyo Co Ltd 337
27,800 Toto Ltd 666
35,603 Toyo Construction Co Ltd 305
11,100 (a) Toyo Tanso Co Ltd 297
138,000 Toyota Industries Corp 11,099
124,200 Toyota Tsusho Corp 2,196
890,655 Trane Technologies plc 328,963
10,510 TransDigm Group, Inc 13,319
40,139 Transformers & Rectifiers India Ltd 532
2,630,361 Travis Perkins plc 24,006
664,382 Trelleborg AB (B Shares) 22,736
64,847 (c) Trex Co, Inc 4,476
105,500 Trinity Industries, Inc 3,703
923,097 Triveni Turbine Ltd 7,960
31,567 Troax Group AB 643
35,910 Trusco Nakayama Corp 533
285,470 Tsubakimoto Chain Co 3,511
32,500 Tsugami Corp 317
6,100 Tsurumi Manufacturing Co Ltd 129
50,100 Tupy S.A. 194
15,761 Turk Traktor ve Ziraat Makineleri AS 334

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,188,348 Turkiye Sise ve Cam Fabrikalari AS $ 1,393
6,200 Union Tool Co 195
133,000 United Integrated Services Co Ltd 1,951
74,566 United Rentals, Inc 52,527
58,600 Ushio, Inc 787
328,800 (c) UWC BHD 232
67,927 (c) V2X, Inc 3,249
113,215 (a) Valmet Oyj 2,744
26,265 (b) VAT Group AG. 9,931
53,884 VBG Group AB 1,520
2,601,610 Ventia Services Group Pty Ltd 5,780
233,275 Vertiv Holdings Co 26,502
1,709,100 Vestas Wind Systems A.S. 23,444
5,614 Vesuvius India Ltd 298
145,087 Vesuvius plc 769
536,157 V-Guard Industries Ltd 2,642
857,320 Vinci S.A. 88,267
106,941 (a) Volex plc 379
4,815 Voltamp Transformers Ltd 569
86,806 Voltas Ltd 1,811
54,000 Voltronic Power Technology Corp 3,057
151,863 Volution Group plc 1,064
3,124 Volvo AB (A Shares) 76
24,802 Volvo AB (B Shares) 603
5,902 Vossloh AG. 263
90,437 W.W. Grainger, Inc 95,325
20,026 Waaree Renewable Technologies Ltd 313
16,477 Wacker Construction Equipment AG. 251
99,319 Waffer Technology Corp 207
27,000 Wakita & Co Ltd 286
2,492,848 Walsin Lihwa Corp 1,800
7,873 Wartsila Oyj (B Shares) 140
9,448,700 (c),(d) Waskita Karya Persero Tbk PT 0 ^
20,557 Watsco, Inc 9,742
335,064 Webuild SpA 988
1,383,150 WEG S.A. 11,815
834,709 Weichai Power Co Ltd 1,268
218,186 Weichai Power Co Ltd (Class A) 409
1,043,309 Weir Group plc 28,420
24,600 Welspun Enterprises Ltd 176
42,900 WESCO International, Inc 7,763
17,430 West Holdings Corp 200
183,649 Westinghouse Air Brake Technologies Corp 34,818
14,466,600 (c) Wijaya Karya Persero Tbk PT 219
108,660 (c) WillScot Mobile Mini Holdings Corp 3,635
44,408 Wilson Bayly Holmes-Ovcon Ltd 549
59,617 Woodward Inc 9,921
362,468 Worley Ltd 3,065
8,118 (c) W-Scope Chungju Plant Co Ltd 60
110,156 WSP Global, Inc 19,385
623,838 XCMG Construction Machinery Co Ltd 678
252,711 Xiamen C & D, Inc 364
144,667 Xinjiang Goldwind Science & Technology Co Ltd - A 205
267,200 (a),(c) Xinte Energy Co Ltd 256
1,320,589 Xinyi Glass Holdings Co Ltd 1,331
104,326 Xylem, Inc 12,104
18,480 YAMABIKO Corp 295
41,270 Yamazen Corp 365
5,467,300 Yangzijiang Shipbuilding Holdings Ltd 11,951
43,813 Yankey Engineering Co Ltd 572
44,300 Yaskawa Electric Corp 1,131
42,127 Yazicilar Holding AS 372

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
111,355 YEO Teknoloji Enerji VE Endustri AS. $ 163
24,279 Yokogawa Bridge Holdings Corp 432
13,552 Yuasa Trading Co Ltd 380
214,500 Yurtec Corp 2,111
6,265 Zehnder Group AG. 314
68,863 Zhejiang Chint Electrics Co Ltd 221
15,192 Zhejiang Dingli Machinery Co Ltd 134
39,738 Zhejiang Huayou Cobalt Co Ltd 159
96,800 Zhejiang Sanhua Intelligent Controls Co Ltd 312
138,300 Zhengzhou Yutong Bus Co Ltd 500
38,825 Zhuzhou CRRC Times Electric Co Ltd 255
205,100 Zhuzhou CSR Times Electric Co Ltd 861
466,939 Zoomlion Heavy Industry Science and Technology Co Ltd - A 462
TOTAL CAPITAL GOODS 10,384,007
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
233,730 ABM Industries, Inc 11,962
903,160 (c) ACV Auctions, Inc 19,508
682,704 Adecco S.A. 16,865
15,020 Aeon Delight Co Ltd 412
68,531 AFRY AB 952
356,984 ALS Ltd 3,323
4,187 Amadeus Fire AG 331
73,191 (c) Amentum Holdings, Inc 1,539
323,651 Arcadis NV 19,696
1,976 (a) Assystem 97
333,278 Automatic Data Processing, Inc 97,561
181,700 BayCurrent Consulting, Inc 6,113
29,387 (b) Befesa S.A. 627
27,600 Bell System24 Holdings, Inc 225
1,490 Benefit Systems S.A. 1,044
93,765 Bilfinger Berger AG. 4,488
61,500 Binjiang Service Group Co Ltd 160
85,236 BLS International Services Ltd 479
74,456 Booz Allen Hamilton Holding Corp 9,583
17,230 (a) Boyd Group Services, Inc 2,598
2,028,697 Brambles Ltd 24,128
166,187 (b) Bravida Holding AB 1,205
67,980 Broadridge Financial Solutions, Inc 15,370
15,719 (a) Brunel International NV 147
681,149 Bureau Veritas S.A. 20,693
13,330 (c) CACI International, Inc (Class A) 5,386
664 (c) CECO Environmental Corp 20
45,601 (c) Ceridian HCM Holding, Inc 3,312
3,910 Cewe Stiftung & Co KGAA 419
2,301,000 China Everbright Environment Group Ltd 1,141
155,300 (c) Cimpress plc 11,138
201,941 Cintas Corp 36,895
247,663 (a),(c) Clarivate plc 1,258
14,005 (c) Clean Harbors, Inc 3,223
54,000 Cleanaway Co Ltd 296
1,643,872 Cleanaway Waste Management Ltd 2,690
115,211 CMS Info Systems Ltd 658
35,530 Computer Age Management Services Ltd 2,099
437,181 Computershare Ltd 9,184
507,647 (c) Copart, Inc 29,134
47,600 (c) CoreCivic, Inc 1,035
1,320,000 (a),(c),(d) CT Environmental Group Ltd 2
1,417,700 CTOS Digital Bhd 380
74,800 Dai Nippon Printing Co Ltd 1,047
32,700 Daiei Kankyo Co Ltd 598
31,665 Daiseki Co Ltd 719
3,303 Danel Adir Yeoshua Ltd 370

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
1,579 Deluxe Corp $ 36
71,718 Derichebourg 397
28,564 dip Corp 452
5,455 (c) DO & CO AG. 1,017
9,490 Doms Industries Ltd 290
506,493 Downer EDI Ltd 1,642
183,236 Dun & Bradstreet Holdings, Inc 2,283
29,098 Duskin Co Ltd 686
18,137 eClerx Services Ltd 736
11,566 (c) Ecopro HN Co Ltd 252
19,000 ECOVE Environment Corp 166
341,046 Element Fleet Management Corp 6,895
259,408 (a) Elis S.A. 5,077
19,309 eMudhra Ltd 210
22,920 en-japan, Inc 308
94,128 Ennis, Inc 1,985
19,109 Equifax, Inc 4,870
554,815 (c) ExlService Holdings, Inc 24,623
1,173,786 Experian Group Ltd 50,449
29,016 Fila S.p.A 312
108,403 (b),(c),(d) Finablr plc 1
260,612 Firstsource Solutions Ltd 1,140
24,434 (a),(c) Fiverr International Ltd 775
853,200 Frontken Corp Bhd 850
21,237 (c) FTI Consulting, Inc 4,059
28,454 Funai Soken Holdings, Inc 430
11,303 (c) GDI Integrated Facility Services, Inc 309
154,738 Genpact Ltd 6,646
193,491 GFL Environmental, Inc 8,626
274,200 (b) GPS Participacoes e Empreendimentos S.A. 620
1,244,095 Hays plc 1,243
88,960 (c) Healthcare Services Group 1,033
832 Heidrick & Struggles International, Inc 37
12,385 Hilan Ltd 737
80,620 (c) Huron Consulting Group, Inc 10,018
32,740 ICF International, Inc 3,903
195,028 Indian Railway Catering & Tourism Corp Ltd 1,788
4,564,900 Infomart Corp 8,762
73,810 (a),(c) Innodata, Inc 2,917
42,012 Insource Co Ltd 299
19,010 Insperity, Inc 1,474
201,310 Interface, Inc 4,902
2,519 Intertek Group plc 149
54,454 ION Exchange India Ltd 417
178,941 IPH Ltd 556
115,695 ISS A.S. 2,116
24,800 Itoki Corp 257
271,300 (a) JAC Recruitment Co Ltd 1,204
70,246 Jacobs Solutions, Inc 9,386
108,800 Japan Elevator Service Holdings Co Ltd 1,996
649,161 Johnson Service Group plc 1,102
166,868 KBR, Inc 9,667
193,617 (c) KEPCO Plant Service & Engineering Co Ltd 5,741
20,388 Kforce, Inc 1,156
66,508 Kokuyo Co Ltd 1,176
51,000 (a) Kosaido Holdings Co Ltd 163
128,550 L&K Engineering Co Ltd 878
41,370 (c) Latent View Analytics Ltd 236
515,028 Learning Technologies Group plc 632
77,450 Leidos Holdings, Inc 11,157
105,390 Loomis AB 3,204
32,564 (a) Mader Group Ltd 121

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
198,690 Maharah Human Resources Co $ 325
29,614 Manpower, Inc 1,709
5,762 Matsuda Sangyo Co Ltd 117
55,900 MAXIMUS, Inc 4,173
38,388 McMillan Shakespeare Ltd 356
53,984 Meitec Corp 1,012
245,021 Michael Page International plc 1,051
1,460,133 Mitie Group 1,996
20,344 Mitsubishi Pencil Co Ltd 295
19,670 (c) Montrose Environmental Group, Inc 365
51,767 MSA Safety, Inc 8,581
4,425,966 My EG Services Bhd 949
23,660 (c) NICE Information Service Co Ltd 194
12,700 Nippon Kanzai Holdings Co Ltd 216
153,211 Nippon Parking Development Co Ltd 207
268,348 Nomura Co Ltd 1,515
46,128 Okamura Corp 599
44,147 (a) Open Up Group, Inc 500
329,020 (c) OPENLANE, Inc 6,528
40,700 (c) Orizon Valorizacao de Residuos S.A. 249
1,390,000 Park24 Co Ltd 19,375
438,544 Parkin Co PJSC 582
27,733 (c) Parsons Corp 2,558
14,600 Pasona Group, Inc 189
49,347 Paychex, Inc 6,919
15,264 Paycom Software, Inc 3,129
329,975 (c) Paycor HCM, Inc 6,128
13,127 (c) Paylocity Holding Corp 2,618
1,361,300 Persol Holdings Co Ltd 2,039
23,042 Pilot Corp 708
65,627 Prestige International, Inc 283
333,167 (b) Prosegur Cash S.A. 191
84,799 (a) Prosegur Cia de Seguridad S.A. 149
51,175 (b) Quess Corp Ltd 395
1,305,100 Raksul, Inc 10,903
106,878 Randstad Holdings NV 4,500
107,239 RB Global, Inc 9,674
155,843 RB Global, Inc 14,066
3,530,862 Recruit Holdings Co Ltd 245,423
2,617,056 RELX plc 118,576
166,174 RELX plc 7,525
58,186 Renewi plc 588
5,058,686 Rentokil Initial plc 25,250
169,621 Republic Services, Inc 34,124
419,250 Resources Connection, Inc 3,576
77,422 RITES Ltd 263
61,515 Robert Half International, Inc 4,334
165,901 Rollins, Inc 7,690
218,362 RWS Holdings plc 491
21,019 (c) S1 Corp (Korea) 840
18,552 Sato Corp 257
32,578 Saudi Airlines Catering Co 1,057
41,339 Saudi Manpower Solutions Co 84
30,019 Science Applications International Corp 3,356
55,836 (c) Sdiptech AB 1,200
1,845 Seche Environnement S.A. 149
80,654 Secom Co Ltd 2,739
470,178 Securitas AB (B Shares) 5,813
3,281,069 Serco Group plc 6,183
65,623 SG Fleet Group Ltd 139
33,294 SGS S.A. 3,340
48,935 Shanghai M&G Stationery, Inc 203

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
100,500 (c),(d) Shanghai Youngsun Investment Co Ltd $ 1
34,894 (c) SIS Ltd 147
104,963 SmartGroup Corp Ltd 504
167,487 SMS Co Ltd 1,661
18,300 Societe BIC S.A. 1,209
285,400 Sohgo Security Services Co Ltd 1,954
628,929 SPIE S.A. 19,558
63,000 Sporton International, Inc 397
164,880 Steelcase, Inc (Class A) 1,949
93,522 Sthree plc 347
4,560 (c) Sungeel Hitech Co Ltd 109
196,000 Taiwan Secom Co Ltd 738
140,000 Taiwan-Sogo Shinkong Security Corp 175
18,773 Takkt AG. 150
10,648 (c) TeamLease Services Ltd 364
971,054 TechnoPro Holdings, Inc 18,157
34,346 Teleperformance 2,946
56,568 (a),(c) TELUS International CDA, Inc 222
315,404 Tetra Tech, Inc 12,566
145,366 Thomson Reuters Corp 23,342
19,443 (a) Tinexta Spa 160
109,440 TKC 2,634
46,123 Toppan Printing Co Ltd 1,224
18,261 (c) Trans Cosmos, Inc/Japan 387
131,034 TransUnion 12,148
38,800 TRE Holdings Corp 370
47,644 TriNet Group, Inc 4,325
64,910 (c) TrueBlue, Inc 545
132,200 (b),(c) Tuhu Car, Inc 305
14,140 Unifirst Corp 2,419
764,973 (c) Upwork, Inc 12,507
26,099 UT Group Co Ltd 360
552,491 Veralto Corp 56,271
202,592 Verisk Analytics, Inc 55,800
79,936 Vestis Corp 1,218
47,370 (c) Viad Corp 2,014
186,300 (c) Visional, Inc 9,407
281,454 Waste Connections, Inc 48,292
362,378 Waste Management, Inc 73,124
129,200 (c) Willdan Group, Inc 4,921
347,502 (c) WNS Holdings Ltd 16,468
404,684 Wolters Kluwer NV 67,236
231,000 (a),(c),(d) Youyuan International Holdings Ltd 0 ^
84,660 Zhejiang Weiming Environment Protection Co Ltd 251
246,000 (a) Zonqing Environmental Ltd 217
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,632,321
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.1%
81,600 ABC-Mart, Inc 1,646
132,634 (c) Abercrombie & Fitch Co (Class A) 19,825
22,145 (c) About You Holding SE 148
2,951,626 Abu Dhabi National Oil Co for Distribution PJSC 2,829
286,095 Accent Group Ltd 414
6,071,700 ACE Hardware Indonesia Tbk PT 297
536,030 Adastria Holdings Co Ltd 11,742
273,352 (c) Aditya Birla Fashion and Retail Ltd 892
25,878 (b) Aditya Vision Ltd 154
39,861 Aldrees Petroleum and Transport Services Co 1,273
94,574 Ali Alghanim Sons Automotive Co KSCC 316
26,765,741 Alibaba Group Holding Ltd 283,271
478,102 (b),(c) Allegro.eu S.A. 3,133
11,190 (a) Alpen Co Ltd 148
85,510 (c) AlSaif Stores For Development & Investment Co 182

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
105,300 A-Mark Precious Metals, Inc $ 2,885
14,883,995 (c) Amazon.com, Inc 3,265,400
148,900 American Eagle Outfitters, Inc 2,482
237,703 (c) AO World plc 308
14,400 AOKI Holdings, Inc 121
25,000 Aoyama Trading Co Ltd 357
22,644 Arata Corp 454
43,976 Arc Land Sakamoto Co Ltd 471
65,363 (c) Aritzia, Inc 2,430
4,011 Arko Corp 26
57,317 Arvind Fashions Ltd 343
34,628 ASKUL Corp 369
42,262 (c) ASOS plc 236
450,000 Aurora Design PCL 192
58,206 Auto Partner S.A. 279
82,297 (b),(c) Auto1 Group SE 1,334
50,488 Autobacs Seven Co Ltd 470
14,190 Autohellas Tourist and Trading S.A. 149
15,550 (c) Autonation, Inc 2,641
76 (c) Autozone, Inc 243
3,283,132 B&M European Value Retail S.A. 15,053
278,809 Bapcor Ltd 814
179,920 Bath & Body Works, Inc 6,976
30,005 (a) Belluna Co Ltd 147
1,025,500 Bermaz Auto Bhd 367
126,589 Best Buy Co, Inc 10,861
75,000 (a) BIC CAMERA, Inc 810
44,099 (a) Bilia AB 481
750,974 (a),(c) boohoo Group plc 316
115,577 (c) Boot Barn Holdings, Inc 17,547
41,443 (b),(c) Boozt AB 472
537,000 (a),(c),(d) Boshiwa International Holding Ltd 1
184,250 Buckle, Inc 9,362
50,923,700 (c) Bukalapak.com PT Tbk 396
64,435 (c) Burlington Stores, Inc 18,368
810,422 (c) C&A Modas Ltd 1,055
43,906 (a) Canadian Tire Corp Ltd 4,619
92,164 (c) Carmax, Inc 7,535
73,753 (c) Carvana Co 14,998
36,374 (c) CCC S.A. 1,620
487,933 (c) Ceconomy AG 1,334
4,900 Central Automotive Products Ltd 150
1,497,665 Central Retail Corp PCL 1,483
161,000 (a) China Tobacco International HK Co Ltd 490
89,741 China Tourism Group Duty Free Corp Ltd 824
1,861,400 Chow Tai Fook Jewellery Group Ltd 1,602
97,062 Clas Ohlson AB (B Shares) 1,846
712,200 Com7 PCL (Foreign) 545
661,991 (c) Coupang, Inc 14,551
699,133 Currys plc 831
83,846 DCM Holdings Co Ltd 759
44,565 (c) Delek Automotive Systems Ltd 344
20,853 Dieteren S.A. 3,469
9,602 (a) Dillard's, Inc (Class A) 4,146
995,077 Dogan Sirketler Grubu Holdings 407
45,901 Dogus Otomotiv Servis ve Ticaret AS 251
803,570 Dohome PCL 208
993,464 Dollarama, Inc 96,952
1,106,948 Don Quijote Co Ltd 30,072
15,500 Doshisha Co Ltd 214
21,591 (c) Douglas AG. 451
220,846 Dufry Group 8,866

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
95,647 Dunelm Group plc $ 1,279
116,483 (a) Eagers Automotive Ltd 851
50,378 EDION Corp 573
61,382 (c) Electronics Mart India Ltd 117
365,108 Empresas COPEC S.A. 2,233
7,146,100 Erajaya Swasembada Tbk PT 179
7,370 (c) Ethos Ltd 252
67,876 (c) Etsy, Inc 3,590
128,467 (b) Europris ASA 820
799,250 (a),(c) EVgo, Inc 3,237
553,000 Far Eastern Department Stores Co Ltd 379
131,448 Fast Retailing Co Ltd 44,343
192,315 Ferguson Enterprises, Inc 33,535
19,918 Fielmann AG. 854
9,035 (a) Fnac Darty SA 267
261,039 Foschini Ltd 2,324
6,386 Fox Wizel Ltd 525
82,995 (c) Frasers Group plc 633
231,043 (c) GameStop Corp (Class A) 7,241
701,027 Gap, Inc 16,565
96,426 (c) Global-e Online Ltd 5,258
43,592 (c) Go Fashion India Ltd 481
746,432,100 (c) GoTo Gojek Tokopedia Tbk PT 3,222
50,300 Grupo SBF S.A. 87
51,100 Gulliver International Co Ltd 364
158,458 Halfords Group plc 260
451,956 Harvey Norman Holdings Ltd 1,303
8,853 (a) Hennes & Mauritz AB (B Shares) 119
335,400 HLA Corp Ltd 345
1,599,683 Home Depot, Inc 622,261
4,020,467 Home Product Center PCL 1,101
18,080 Hornbach Holding AG. & Co KGaA 1,360
234,591 Hotai Motor Co Ltd 4,425
21,688 (c) Hotel Shilla Co Ltd 538
10,147 (c) Hyundai Department Store Co Ltd 323
1,677,922 Inchcape plc 16,137
313,130 Industria de Diseno Textil S.A. 16,040
256,300 Isetan Mitsukoshi Holdings Ltd 4,401
24,200 Izumi Co Ltd 492
1,210,700 J Front Retailing Co Ltd 16,128
350,531 Jarir Marketing Co 1,180
84,857 JB Hi-Fi Ltd 4,855
40,548 JD Sports Fashion plc 48
9,267,650 JD.com, Inc 160,916
11,142 JINS Holdings, Inc 455
8,720 Joshin Denki Co Ltd 126
37,374 Joyful Honda Co Ltd 437
95,883 JUMBO S.A. 2,535
13,450 K Car Co Ltd 117
28,773 Kingfisher plc 89
18,405 Kohnan Shoji Co Ltd 418
22,152 Komeri Co Ltd 462
114,828 K's Holdings Corp 1,025
19,418 Leon's Furniture Ltd 348
15,772 Lithia Motors, Inc (Class A) 5,637
800,060 Lojas Renner S.A. 1,566
8,510 (c) Lotte Shopping Co Ltd 310
49,465 Lovisa Holdings Ltd 921
790,987 Lowe's Cos, Inc 195,216
226,561 Luk Fook Holdings International Ltd 417
95,700 Macy's, Inc 1,620
451,348 (c) Magazine Luiza S.A. 474

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
6,895,000 Map Aktif Adiperkasa PT $ 458
27,660 Matas A.S. 521
32,387 Mekonomen AB 392
32,955 (c) Mercadolibre, Inc 56,038
363,000 (c) Mercari, Inc 4,097
336,800 (a) MINISO Group Holding Ltd 2,011
6,657,100 Mitra Adiperkasa Tbk PT 581
30,299 (a) Mobilezone Holding AG. 347
51,000 momo.com, Inc 518
200,068 (c) Moonpig Group plc 530
110,861 Motus Holdings Ltd 714
2,139,400 (b) MR DIY Group M Bhd 885
201,893 Mr Price Group Ltd 3,147
14,243 Murphy USA, Inc 7,146
2,013 (a) Musti Group Oyj 42
8,300 (a) Nafco Co Ltd 111
150,723 Naspers Ltd 33,379
2,392 (c) National Vision Holdings, Inc 25
1,873 Next plc 222
37,720 (a) Nextage Co Ltd 336
60,965 (a) Nick Scali Ltd 566
27,435 Nishimatsuya Chain Co Ltd 408
60,943 Nitori Co Ltd 7,221
46,224 Nojima Corp 669
225,650 Nordstrom, Inc 5,449
114,113 North-Star International Co Ltd 171
36,911 (c) Ollie's Bargain Outlet Holdings, Inc 4,050
150,264 (c) O'Reilly Automotive, Inc 178,183
50,100 Oriental Holdings BHD 81
42,690 (a),(c) Overstock.com, Inc 210
59,677 (a),(c),(d) Ozon Holdings plc (ADR) 1
394,200 Padini Holdings Bhd 194
31,956 Pal Co Ltd 619
642,115 PALTAC Corp 17,723
15,000 Pan German Universal Motors Ltd 137
1,291,610 (c) PC Jeweller Ltd 239
1,388,719 (c) PDD Holdings, Inc (ADR) 134,692
10,773 Penske Auto Group, Inc 1,642
131,776 (b),(c) Pepco Group NV 524
1,936,170 (b) Pepkor Holdings Ltd 2,966
28,816 (a) Pet Valu Holdings Ltd 506
465,970 (c) Petco Health & Wellness Co, Inc 1,775
353,902 Pets at Home Group PLC 911
22,529 Pool Corp 7,681
446,200 (b) Pop Mart International Group Ltd 5,102
37,446 Poya International Co Ltd 567
72,280 Premier Investments Ltd 1,435
1,320,157 Prosus NV 52,443
2,573,600 PTT Oil & Retail Business PCL 1,002
119,565 Puuilo Oyj 1,266
59,174,325 Raizen S.A. 20,674
295,500 (c) Rakuten, Inc 1,592
301,230 (c) RattanIndia Enterprises Ltd 223
19,535 (c) Redtape Ltd 199
15,735 Retailors Ltd 321
62 (c) RH 24
107,348 Ross Stores, Inc 16,239
33,245 Rusta AB 225
43,914 (a) Rvrc Holding AB 163
196,500 Ryohin Keikaku Co Ltd 4,474
749,963 (c) SACI Falabella 2,649
136,600 Sanrio Co Ltd 4,762

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
27,888 Saudi Automotive Services Co $ 471
12,901 Senco Gold Ltd 161
34,781 Seria Co Ltd 623
129,800 Shimamura Co Ltd 7,218
6,141 (c) Shinsegae Co Ltd 551
31,534 (c) Shoppers Stop Ltd 222
933,600 Siam Global House PCL 378
193,111 Signet Jewelers Ltd 15,586
23,375 (c) Silicon2 Co Ltd 510
46,080 (a) Sonic Automotive, Inc (Class A) 2,919
631,610 (a),(c) Stitch Fix, Inc 2,722
253,438 Super Group Ltd 396
129,936 Super Retail Group Ltd 1,217
90,473 Synsam AB 364
2,579 Tadiran Group Ltd 179
224,302 Takashimaya Co Ltd 1,784
63,550 (c) Temple & Webster Group Ltd 514
5,988 Thanga Mayil Jewellery Ltd 137
483,439 (c) THG plc 271
3,252,701 TJX Cos, Inc 392,959
38,927 Tokmanni Group Corp 488
1,973,000 (b) Topsports International Holdings Ltd 751
36,895 Tractor Supply Co 1,958
152,227 Trent Ltd 12,630
299,436 Truworths International Ltd 1,644
28,044 (c) Ulta Beauty, Inc 12,197
29,296 United Electronics Co 703
145,500 Upbound Group, Inc 4,244
116,085 (c) Urban Outfitters, Inc 6,371
287,100 USS Co Ltd 2,492
740,925 (c) Valvoline, Inc 26,807
822,472 Vibra Energia S.A. 2,373
144,580 Vipshop Holdings Ltd (ADR) 1,947
9,315 (c) V-Mart Retail Ltd 427
952,460 (c) Warby Parker, Inc 23,059
180,985 (b),(c) Watches of Switzerland Group plc 1,263
57,698 (a),(c) Wayfair, Inc 2,557
851,403 Wesfarmers Ltd 37,613
757,025 WH Smith plc 11,268
242,293 Wickes Group plc 459
1,180,800 Wilcon Depot, Inc 291
212,124 Williams-Sonoma, Inc 39,281
773,478 Woolworths Holdings Ltd 2,551
287,000 Workman Co Ltd 8,116
397,500 (c) XXF Group Holdings Ltd 233
413,700 Yamada Denki Co Ltd 1,187
22,733 Yellow Hat Ltd 387
1,018,720 (b),(c) Zalando SE 34,079
134,200 Zhejiang China Commodities City Group Co Ltd 247
732,072 Zhongsheng Group Holdings Ltd 1,308
26,600 ZOZO, Inc 819
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,343,077
CONSUMER DURABLES & APPAREL - 1.8%
756,000 361 Degrees International Ltd 411
27,500 Acushnet Holdings Corp 1,955
228,012 Adidas-Salomon AG. 56,083
932,640 Aksa Akrilik Kimya Sanayii AS. 341
139,809 Alaseel Co 158
18,982 Alexander Marine Co Ltd 119
974,579 (c) Alok Industries Ltd 239
775,800 (c) Alpargatas S.A. 798
13,762 (c) Amber Enterprises India Ltd 1,184

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
32,995 (c) Amer Sports, Inc $ 923
1,118,755 Anta Sports Products Ltd 11,049
56,902 Arcelik AS 228
100,047 Arvind Ltd 478
793,200 Asics Corp 15,474
64,379 (c) Azorim-Investment Development & Construction Co Ltd 374
106,257 Azzas 2154 S.A. 509
114,247 Bajaj Electricals Ltd 1,024
115,300 Bandai Namco Holdings, Inc 2,749
21,529 Barratt Developments plc 118
39,861 Bata India Ltd 639
4,515 Beijing Roborock Technology Co Ltd 136
153,724 Bellway plc 4,796
26,884 (a) Beneteau S.A. 246
1,592 Berkeley Group Holdings plc 77
1,095,022 (a),(c) BK LC Lux Finco 2 Sarl 62,044
3,794,472 Bosideng International Holdings Ltd 1,875
244,638 (c) Bovis Homes Group plc 1,744
75,010 (a) Breville Group Ltd 1,638
23,492 (a) BRP, Inc 1,196
26,876 Brunello Cucinelli S.p.A 2,936
39,894 Brunswick Corp 2,580
257,681 Burberry Group plc 3,151
7,115,062 Cairn Homes plc 17,136
4,680,281 Cairn Homes plc 11,343
1,214 (c) Callaway Golf Co 10
58,262 (c) Campus Activewear Ltd 219
33,662 (a),(c) Canada Goose Holdings, Inc 338
84,544 (c) Capri Holdings Ltd 1,780
157,900 (c) Casio Computer Co Ltd 1,312
30,229 Cello World Pvt Ltd 267
56,610 Century Communities, Inc 4,153
105,500 Chervon Holdings Ltd 235
481,000 (a) China Lilang Ltd 238
14,000 Chofu Seisakusho Co Ltd 171
916,675 Cie Financiere Richemont S.A. 138,669
1,837,523 Coats Group plc 2,172
45,688 (c) Coway Co Ltd 2,061
189,907 Crest Nicholson Holdings plc 400
34,406 (c) Crocs, Inc 3,768
509,320 Crompton Greaves Consumer Electricals Ltd 2,351
94,900 Cury Construtora e Incorporadora S.A. 268
205,400 Cyrela Brazil Realty S.A. 564
4,872 Danya Cebus Ltd 155
59,215 (c) Deckers Outdoor Corp 12,026
60,139 De'Longhi S.p.A. 1,883
7,817 Delta Galil Ltd 432
13,910 (c) DI Dong Il Corp 463
92,700 Direcional Engenharia S.A. 399
20,097 Dixon Technologies India Ltd 4,199
326,779 DR Horton, Inc 45,690
457,878 Dr. Martens PLC 411
1,363,869 Eclat Textile Co Ltd 21,133
21,600 Ecovacs Robotics Co Ltd 139
3,888 Einhell Germany AG. 254
8,296 (c) Electra Consumer Products 1970 Ltd 239
173,384 Electrolux AB 1,438
290,775 (a) Ermenegildo Zegna NV 2,402
37,257 (a) ES-Con Japan Ltd 230
45,462 (c) Eureka Forbes Ltd 307
93,600 Ez Tec Empreendimentos e Participacoes S.A. 164
10,153 (c) F&F Co Ltd 371

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
2,179,451 Feng TAY Enterprise Co Ltd $ 8,824
58,442 (a) Ferretti S.p.A 171
24,654 (c),(d) FF Group 0 ^
24,000 (a) Fields Corp 278
30,664 Fila Holdings Corp 832
17,010 Flexsteel Industries, Inc 924
548,000 Formosa Taffeta Co Ltd 306
339,999 (a),(c),(d) Fuguiniao Co Ltd 0 ^
173,721 Fujitsu General Ltd 2,557
114,334 Fulgent Sun International Holding Co Ltd 413
66,000 Fusheng Precision Co Ltd 634
25,053 Games Workshop Group plc 4,166
8,335 Ganesha Ecosphere Ltd 196
40,585 (c) Garmin Ltd 8,371
8,937 Garware Technical Fibres Ltd 496
233,000 Giant Manufacturing Co Ltd 1,004
119,639 Gildan Activewear, Inc 5,631
7,569 (b),(c) Glenveagh Properties plc 13
678,760 (b),(c) Glenveagh Properties plc (London) 1,125
1,336,282 GN Store Nord 24,879
35,591 (c) Gokaldas Exports Ltd 470
17,247 Goldwin, Inc 962
75,700 Gree Electric Appliances, Inc of Zhuhai 471
730,200 Grendene S.A. 577
10,718 Gunze Ltd 370
143,507 Haier Smart Home Co Ltd 560
982,401 Haier Smart Home Co Ltd 3,433
514 Hamilton Beach Brands Holding Co 9
55,500 Hang Zhou Great Star Industrial Co Ltd 246
12,552 (c) Hansae Co Ltd 120
9,600 Hanssem Co Ltd 308
10,203 (a) Harvia Oyj 453
83,439 Hasbro, Inc 4,665
195,272 Haseko Corp 2,510
17,499 Hermes International 41,987
59,300 Hisense Home Appliances Group Co Ltd 235
331,000 Hisense Kelon Electrical Holdings Co Ltd 1,041
466,000 (c),(d) HOSA International Ltd 1
41,609 Hugo Boss AG. 1,912
94,400 Iida Group Holdings Co Ltd 1,419
75,375 Indo Count Industries Ltd 287
19,180 Installed Building Products, Inc 3,361
35,010 Japan Wool Textile Co Ltd 288
48,066 (a) JM AB 725
919,500 JNBY Design Ltd 2,070
157,000 Johnson Health Tech Co Ltd 882
2,205,000 (b) JS Global Lifestyle Co Ltd 395
969,800 JVC KENWOOD Holdings, Inc 10,680
227,335 Kalyan Jewellers India Ltd 2,030
8,660 Kaufman & Broad S.A. 293
245,127 Kering 60,545
38,000 KMC Kuei Meng International, Inc 138
71,830 Kontoor Brands, Inc 6,135
73,551 KPR Mill Ltd 852
45,018 LA Opala RG Ltd 167
36,000 Lai Yih Footwear Co Ltd 417
139,068 Lennar Corp (Class A) 18,965
6,629 Lennar Corp (Class B) 876
880 Levi Strauss & Co 15
653,399 LG Electronics, Inc 36,711
935,621 Li Ning Co Ltd 1,955
937 LPP S.A. 3,526

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
183,613 (c) Lululemon Athletica, Inc $ 70,215
386,121 LVMH Moet Hennessy Louis Vuitton S.A. 253,988
181,560 Makalot Industrial Co Ltd 1,775
1,290,984 Man Wah Holdings Ltd 796
6,442 (c),(d) Mariella Burani S.p.A. 0 ^
28,747 (a) Marimekko Oyj 361
204,258 (c) Mattel, Inc 3,621
2,274,391 (b) Mavi Giyim Sanayi Ve Ticaret AS. 5,596
171,000 Merida Industry Co Ltd 786
150,112 Merry Electronics Co Ltd 494
265,500 (c) Midea Group Co Ltd 2,555
201,100 Midea Group Co Ltd 2,072
19,926 MIPS AB 844
14,100 Mizuno Corp 795
31,708 (c) Mohawk Industries, Inc 3,777
1,671,111 Moncler S.p.A 88,219
325,700 (c) MRV Engenharia e Participacoes S.A. 279
5,800 Nagawa Co Ltd 272
19,486 (b) Neinor Homes S.A. 341
71,678 (a) New Wave Group AB 629
527,099 Newell Rubbermaid, Inc 5,250
141,448 Nien Made Enterprise Co Ltd 1,579
2,309,184 Nike, Inc (Class B) 174,736
218,800 Nikon Corp 2,254
12,697 (c) NVR, Inc 103,847
1,538,558 (c) On Holding AG. 84,267
85,300 Onward Kashiyama Co Ltd 318
56,300 Open House Group Co Ltd 1,901
20,832 Oppein Home Group, Inc 197
126,391 Orient Electric Ltd 343
153,511 (b) OVS S.p.A 539
4,665 Page Industries Ltd 2,586
453,959 Panasonic Corp 4,640
1,282 Pandora A.S. 235
17,691 PDS Ltd 120
402,000 (c),(d) Peace Mark Holdings Ltd 1
2,164,120 (a),(c) Peloton Interactive, Inc 18,828
4,994 Persimmon plc 75
20,656 (c),(d) PIK Group (GDR) 0 ^
31,758 Polaris Industries, Inc 1,830
1,911,006 Pou Chen Corp 2,147
5,680,753 PRADA S.p.A 43,718
22,485 Pressance Corp 285
278,580 Pulte Homes, Inc 30,337
1,650 Puma AG. Rudolf Dassler Sport 76
50,297 Rajesh Exports Ltd 135
20,156 (c) Raymond Lifestyle Ltd 495
43,517 Relaxo Footwears Ltd 315
77,700 Rinnai Corp 1,597
9,500 Roland Corp 235
499,027 Ruentex Industries Ltd 1,101
16,656 Safari Industries India Ltd 505
208,136 (a),(c) Safilo Group S.p.A. 201
50,013 (a) Salvatore Ferragamo S.p.A 351
168,024 Sangetsu Co Ltd 3,188
163,000 Sankyo Co Ltd 2,195
9,954 (a) Sanlorenzo S.p.A 335
24,447 SEB S.A. 2,209
136,900 Sega Sammy Holdings, Inc 2,653
20,900 Seiko Holdings Corp 641
2,171,223 Sekisui House Ltd 51,771
99,390 (c) SharkNinja Global SPV Ltd 9,677

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
188,500 Sharp Corp $ 1,168
30,636 (c) Sheela Foam Ltd 354
708,238 Shenzhou International Group Holdings Ltd 5,586
57,699 Shimano, Inc 7,762
1,037,504 Skyworth Group Ltd 421
10,426,435 Sony Corp 219,743
116,996 (a),(b) Spin Master Corp 2,757
428,500 Stella International Holdings Ltd 900
550,191 Steven Madden Ltd 23,394
121,197 (a) Sumitomo Forestry Co Ltd 4,035
1,034 Superior Uniform Group, Inc 17
86,328 Swan Energy Ltd 722
448 Swatch Group AG. 81
219,005 Symphony Ltd 3,436
1,003,000 Tainan Spinning Co Ltd 429
175,000 Taiwan Paiho Ltd 364
14,000 Taiwan Sakura Corp 36
13,700 Tama Home Co Ltd 310
29,600 (a) Tamron Co Ltd 833
147,953 Tapestry, Inc 9,666
305,300 (c) Taylor Morrison Home Corp 18,687
22,688,045 Taylor Wimpey plc 34,531
821,000 TCL Electronics Holdings Ltd 667
301,861 (b) Technogym S.p.A 3,277
101,185 Tempur Sealy International, Inc 5,736
83,654 (b) Thule Group AB 2,574
141,529 Titan Co Ltd 5,365
5,490 Token Corp 436
61,018 Toll Brothers, Inc 7,685
66,101 Tomy Co Ltd 1,893
44,592 (c) TopBuild Corp 13,883
41,000 Topkey Corp 255
153,855 (c) Traeger, Inc 368
922,463 (c) Tri Pointe Homes, Inc 33,449
1,051,807 Trident Ltd 410
44,648 TTK Prestige Ltd 422
1,083,554 (c) Under Armour, Inc (Class C) 8,083
17,443 (a) Universal Entertainment Corp 114
47,259 Vaibhav Global Ltd 153
82,419 Vardhman Textiles Ltd 486
37,252 Vedant Fashions Ltd 560
323,152 Vestel Beyaz Esya Sanayi ve Ticaret AS 155
125,384 Vestel Elektronik Sanayi ve Ticaret AS. 253
52,655 VIP Industries Ltd 295
3,168,000 Viva Goods Company Ltd 248
100,900 Vivara Participacoes S.A. 315
74,700 Vulcabras Azaleia S.A. 188
33,213 Wacoal Holdings Corp 1,134
170,540 Welspun India Ltd 311
552,954 Whirlpool Corp 63,302
49,893 Whirlpool of India Ltd 1,070
1,053,500 Xtep International Holdings Ltd 758
3,078,700 Yamaha Corp 21,899
380,332 (c) YETI Holdings, Inc 14,647
107,409 (a) YIT Oyj 277
45,300 Yonex Co Ltd 611
17,645 (c) Youngone Corp 505
4,197 Youngone Holdings Co Ltd 237
3,173,500 Yue Yuen Industrial Holdings 7,069
15,813 Zhejiang Supor Co Ltd 115

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
29,400 Zojirushi Corp $ 334
TOTAL CONSUMER DURABLES & APPAREL 2,260,843
CONSUMER SERVICES - 2.5%
289,564 (b) AcadeMedia AB 1,767
836,550 Accor S.A. 40,688
198,916 ADT, Inc 1,375
6,802 (c) Afya Ltd 108
225,151 (c) Airbnb, Inc 29,587
6,789 Alamar Foods 135
767,290 Alef Education Holding plc 240
400,600 Alsea SAB de C.V. 836
919,184 Amadeus IT Holding S.A. 64,880
109,000 Ambassador Hotel 183
2,549,196 Americana Restaurants International plc 1,533
67,715 AmRest Holdings SE 303
296,759 Aramark 11,072
8,812,494 (e) Arcos Dorados Holdings, Inc 64,155
443,608 Aristocrat Leisure Ltd 18,734
16,650 Ataa Educational Co 317
93,700 (a),(c) Atom Corp 401
43,100 Atour Lifestyle Holdings Ltd (ADR) 1,159
71,833 (a),(c) Auction Technology Group plc 495
38,083 (a),(b),(c) Basic-Fit NV 889
787,921 Berjaya Sports Toto BHD 263
96,232 Betsson AB 1,249
2,924,900 (c) Bloomberry Resorts Corp 231
243,830 Bloomin' Brands, Inc 2,977
71,980 Booking Holdings, Inc 357,627
677,784 Boyd Gaming Corp 49,166
84,870 (c) Bright Horizons Family Solutions, Inc 9,408
42,300 (c) Brinker International, Inc 5,596
238,000 Cafe de Coral Holdings Ltd 239
3,730,285 (c) Carnival Corp 92,959
453,642 (c) Carnival plc 10,242
120,729 (c) Cava Group, Inc 13,618
377,500 Central Plaza Hotel PCL 381
65,027 (c) Chalet Hotels Ltd 738
491,000 (a),(b) China East Education Holdings Ltd 172
849,000 (a) China Education Group Holdings Ltd 371
1,836,000 China Travel International Inv HK 236
2,909,717 (c) Chipotle Mexican Grill, Inc (Class A) 175,456
24,823 Cie des Alpes 390
1,569,900 (c) Cogna Educacao S.A. 277
2,007,070 Collins Foods Ltd 9,002
57,700 (a) Colowide Co Ltd 624
2,367,072 Compass Group plc 78,761
100,886 (a) Corporate Travel Management Ltd 826
236,240 (c) Coursera, Inc 2,008
95,600 Create Restaurants Holdings, Inc 709
30,200 Curves Holdings Co Ltd 148
160,477 Dalata Hotel Group plc 776
2,547,278 (b),(c) Deliveroo plc 4,525
179,220 (b),(c) Delivery Hero SE 5,035
1,341,993 (c) Despegar.com Corp 25,833
292,520 (c) Devyani International Ltd 622
975,000 DigiPlus Interactive Corp 458
54,904 (a) Domino's Pizza Enterprises Ltd 999
281,500 Domino's Pizza Group plc 1,110
82,524 (c) DoorDash, Inc 13,843
8,520 (c) DoubleUGames Co Ltd 311
24,618 Doutor Nichires Holdings Co Ltd 365
35,900 (a),(c) DPC Dash Ltd 361

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
1,077,598 (c) DraftKings, Inc $ 40,087
38,800 (c) Duolingo, Inc 12,580
66,050 (c) Dutch Bros, Inc 3,460
458,578 (c) Easy Trip Planners Ltd 85
73,055 (c) eDreams ODIGEO S.A. 658
157,036 EIH Ltd 768
207,338 (b),(c) Elior Group S.A. 604
5,197 (a),(c),(d) Empire Resorts, Inc 0 ^
584,961 Entain plc 5,022
2,018,200 Erawan Group PCL 225
1,348,229 (c) Everi Holdings, Inc 18,215
350,282 (b) Evolution AB 27,012
362,350 (c) Expedia Group, Inc 67,517
5,796 (c) Fattal Holdings 1998 Ltd 832
605,000 (a),(c) Fenbi Ltd 198
137,440 (a) Flight Centre Travel Group Ltd 1,417
312,955 (c) Flutter Entertainment plc 80,922
98,985 (c) Flutter Entertainment plc 25,583
87,093 Food & Life Cos Ltd 1,832
52,000 Formosa International Hotels Corp 303
276,320 (c) Frontdoor, Inc 15,106
1,149,000 Fu Shou Yuan International Group Ltd 568
18,499 Fuji Kyuko Co Ltd 262
5,100 Fujita Kanko, Inc 258
2,809,507 G8 Education Ltd 2,269
1,851,608 Galaxy Entertainment Group Ltd 7,795
129,400 (c) GENDA,Inc 2,087
2,147,397 Genting BHD 1,853
2,772,581 Genting Malaysia BHD 1,400
5,134,512 Genting Singapore Ltd 2,880
46,000 Gourmet Master Co Ltd 136
17,684 (c) Grand Canyon Education, Inc 2,897
28,765 Grand Korea Leisure Co Ltd 214
340,732 Greggs plc 11,884
10,613 (c) Guzman y Gomez Ltd 266
164,879 H&R Block, Inc 8,712
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 204
1,504,776 (b) Haidilao International Holding Ltd 3,038
10,172 Hana Tour Service, Inc 372
89,089 Heiwa Corp 1,373
21,523 Herfy Food Services Co 144
19,537 Hiday Hidaka Corp 346
432,691 Hilton Worldwide Holdings, Inc 106,944
42,628 HIS Co Ltd 391
94,583 Hollywood Bowl Group plc 353
233,000 Huangshan Tourism Development Co Ltd 177
1,360,829 Huazhu Group Ltd (ADR) 44,948
264,048 Humansoft Holding Co KSC 2,330
37,279 Hyatt Hotels Corp 5,852
59,500 Ichibanya Co Ltd 386
263,208 (a) IDP Education Ltd 2,050
26,762 (c) IFA Hotels & Resorts-KPSC 161
5,000 (c) Imperial Hotel Ltd 29
719,699 Indian Hotels Co Ltd 7,356
153,451 InterContinental Hotels Group plc 19,093
822,384 International Game Technology plc 14,523
174,007 (c) Intralot S.A.-Integrated Lottery Systems & Services 189
79,540 (c) Jahez International Co 641
724,000 (a),(b) Jiumaojiu International Holdings Ltd 315
372,723 Jollibee Foods Corp 1,728
302,565 Jubilant Foodworks Ltd 2,532
44,505 Jumbo Interactive Ltd 383

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
34,833 (c) Juniper Hotels Ltd $ 142
616,659 (b),(c) Just Eat Takeaway.com NV 8,409
82,106 (c) Kangwon Land, Inc 886
13,270 (a) Kappa Create Co Ltd 134
38,000 KOMEDA Holdings Co Ltd 683
41,094 (a) Koshidaka Holdings Co Ltd 294
17,804 Kura Sushi, Inc 324
51,766 Kyoritsu Maintenance Co Ltd 958
99,148 (b) La Francaise des Jeux SAEM 3,818
714,141 Las Vegas Sands Corp 36,678
463,112 (c) Laureate Education, Inc 8,470
20,066 Leejam Sports Co JSC 990
279,607 (b),(c) Lemon Tree Hotels Ltd 498
445,910 (c) Life Time Group Holdings, Inc 9,864
32,783 (c) Light & Wonder, Inc 2,832
32,320 (c) Lindblad Expeditions Holdings, Inc 383
39,682 (c) Lotte Tour Development Co Ltd 205
1,899,098 Lottery Corp Ltd 5,792
600,871 Lottomatica Group Spa 8,016
61,000 Lung Yen Life Service Corp 103
68,987 (c) Mahindra Holidays & Resorts India Ltd 287
123,348 Marriott International, Inc (Class A) 34,407
7,200 Matsuyafoods Holdings Co Ltd 298
1,005,261 McDonald's Corp 291,415
17,105 (a) McDonald's Holdings Co Japan Ltd 672
151,586 Me Group International plc 389
3,974,833 (b),(c) Meituan 77,284
4,243,930 (c) Melco Crown Entertainment Ltd (ADR) 24,572
537,817 (a),(c) Melco International Development 307
84,818 (c) MGM Resorts International 2,939
2,813,600 Minor International PCL 2,136
192,553 (c) Mitchells & Butlers plc 590
222,400 MK Restaurants Group PCL 160
25,002 (a) Monogatari Corp 549
16,000 MOS Food Services, Inc 376
15,686 MTY Food Group, Inc 499
14,121 National Co for Learning & Education 770
204,760 (a),(c) Nerdy, Inc 332
595,240 New Oriental Education & Technology Group, Inc 3,796
61,234 NIIT Learning Systems Ltd 322
186,800 Ohsho Food Service Corp 3,602
479,960 OneSpaWorld Holdings Ltd 9,551
162,989 OPAP S.A. 2,649
5,176,166 Oriental Land Co Ltd 111,578
41,856 (c) Paradise Co Ltd 271
9,354 Pearson plc 150
125,019 (a),(c) Pierre & Vacances 196
50,532 (c) Planet Fitness, Inc 4,996
182,868 (c) Playtech PLC 1,637
11,836 (a) Pollard Banknote Ltd 198
281,650 (c) Potbelly Corp 2,653
139,854 Rank Group plc 151
703,900 Resorttrust, Inc 13,995
276,062 (c) Restaurant Brands Asia Ltd 273
259,960 Restaurant Brands International, Inc 16,944
1,952 Restaurant Brands International, Inc 127
143,483 Round One Corp 1,183
224,560 Royal Caribbean Cruises Ltd 51,804
25,700 (a) Royal Holdings Co Ltd 390
1,656,660 (c) Rush Street Interactive, Inc 22,729
23,000 Saizeriya Co Ltd 776
15,501,167 (c) Sands China Ltd 41,273

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
124,815 (c) Sapphire Foods India Ltd $ 479
202,732 (a),(b) Scandic Hotels Group AB 1,259
121,591 (c) Seera Group Holding 726
85,095 Service Corp International 6,792
225,972 (c) Shake Shack, Inc 29,331
1,034,000 Shangri-La Asia Ltd 706
192,900 SISB PCL 170
2,107,000 (a),(c) SJM Holdings Ltd 726
29,143 (a) SkiStar AB 431
174,882 (a) Skylark Holdings Co Ltd 2,712
220,500 Smartfit Escola de Ginastica e Danca S.A. 604
86,511 Sodexho Alliance S.A. 7,129
433,779 Sol Melia S.A. 3,310
621,691 SSP Group PLC 1,401
2,032,901 (a),(c) Star Entertainment Grp Ltd 238
3,296,212 Starbucks Corp 300,779
173,120 Strategic Education, Inc 16,173
302,184 Super Group SGHC Ltd 1,883
149,000 (a),(c) Super Hi International Holding Ltd 421
177,971 Taaleem Holdings PJSC 191
40,578 TAB Gida Sanayi Ve Ticaret AS. 172
1,792,516 TABCORP Holdings Ltd 625
172,083 (c) TAL Education Group (ADR) 1,724
88,299 Texas Roadhouse, Inc (Class A) 15,932
100,588 Thomas Cook India Ltd 230
1,085,000 Tianli Education International Holdings Ltd 529
13,385 (a) Tokyotokeiba Co Ltd 384
526,820 Tongcheng Travel Holdings Ltd 1,225
37,959 Toridoll Holdings Corp 937
358,166 (b),(c) Trainline plc 1,921
87,100 Travel & Leisure Co 4,394
896,219 Travelsky Technology Ltd 1,191
878,350 (c) Trip.com Group Ltd 60,448
491,409 (c) TUI AG. 4,261
286 Vail Resorts, Inc 54
297,175 (c) Webjet Ltd 842
268,190 Wendy's Co 4,371
51,621 (c) Westlife Foodworld Ltd 477
64,497 Wetherspoon (J.D.) plc 485
174,494 Whitbread plc 6,423
111,565 Wingstop, Inc 31,707
7,954 Wonderla Holidays Ltd 68
74,075 Wowprime Corp 534
235,054 Wyndham Hotels & Resorts, Inc 23,691
43,506,200 (a) Wynn Macau Ltd 30,006
255,035 Wynn Resorts Ltd 21,974
217,700 YDUQS Participacoes S.A. 300
53,419 Yoshinoya D&C Co Ltd 1,052
16,727 Young & Co's Brewery plc 181
657,735 Yum China Holdings, Inc 31,683
28,590 Yum! Brands, Inc 3,836
82,500 Zensho Co Ltd 4,672
11,252,412 (c) Zomato Ltd 36,451
TOTAL CONSUMER SERVICES 3,155,480
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
1,651,130 Abdullah Al Othaim Markets Co 4,614
435,013 Aeon Co Ltd 10,181
27,600 Aeon Hokkaido Corp 155
22,483 Ain Holdings, Inc 619
76,556 Al Meera Consumer Goods Co QSC 305
63,790 Albertsons Cos, Inc 1,253
27,877 Al-Dawaa Medical Services Co 581

SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
2,255,829 (a),(c) Alibaba Health Information Technology Ltd $ 951
1,926,558 Alimentation Couche-Tard, Inc 106,846
12,676,391 Almacenes Exito S.A. 20,273
13,472 Almunajem Foods Co 343
27,379 Arcs Co Ltd 450
3,714,167 Atacadao S.A. 3,262
138,079 (b),(c) Avenue Supermarts Ltd 5,738
114,061 Axfood AB 2,412
44,220 Axial Retailing, Inc 257
8,300 Belc Co Ltd 352
551,600 Berli Jucker PCL 375
6,604 (c) BGF retail Co Ltd 457
276,031 Bid Corp Ltd 6,298
386,630 BIM Birlesik Magazalar AS 5,777
184,760 BinDawood Holding Co 318
8,478 (a) Carrefour S.A. 121
22,296 Casey's General Stores, Inc 8,834
103,854 (a),(c) Casino Guichard Perrachon S.A. 118
1,105,089 Cencosud S.A. 2,444
96,670 (c) Chefs' Warehouse, Inc 4,768
333,400 (c),(d) Chongqing Hongjiu Fruit Co Ltd 37
30,099,494 (c),(e) Cia Brasileira de Distribuicao 12,409
196,773 Clicks Group Ltd 3,890
1,001,784 Coles Group Ltd 11,694
139,808 Colruyt S.A. 5,248
32,400 Cosmos Pharmaceutical Corp 1,381
745,893 Costco Wholesale Corp 683,439
2,362,916 CP ALL plc 3,852
1,514,527 CP AXTRA PCL 1,211
20,900 Create SD Holdings Co Ltd 371
4,418 Daikokutenbussan Co Ltd 268
189,700 DFI Retail Group Holdings Ltd 438
19,157 (b),(c) Dino Polska S.A. 1,808
309,644 (b) Dis-Chem Pharmacies Ltd 591
16,397,216 (c) Distribuidora Internacional de Alimentacion S.A. 260
9,669 (a),(c) DocMorris AG. 214
166,313 Dollar General Corp 12,610
30,720 (c) Dongsuh Cos, Inc 568
322,000 (a),(b),(c) East Buy Holding Ltd 738
14,636 E-MART, Inc 624
112,213 Empire Co Ltd 3,426
297,920 Endeavour Group Ltd 773
19,900 Fuji Co Ltd 260
12,400 G-7 Holdings, Inc 115
13,400 Genky DrugStores Co Ltd 264
49,889 George Weston Ltd 7,758
163,506 GrainCorp Ltd-A 742
55,734 Great Tree Pharmacy Co Ltd 248
59,985 (c) Grocery Outlet Holding Corp 936
217,600 (a) Grupo Comercial Chedraui S.a. DE C.V. 1,308
421,200 Grupo Mateus S.A. 435
27,873 (c) GS Retail Co Ltd 311
467,986 (c),(e) Guardian Pharmacy Services, Inc 9,481
6,100 Halows Co Ltd 178
71,125 Hankyu Department Stores, Inc 1,035
21,858 Heiwado Co Ltd 317
119,724 (c) HelloFresh SE 1,454
2,770 Itochu-Shokuhin Co Ltd 125
25,751 J Sainsbury plc 88
466,050 (b),(c) JD Health International, Inc 1,665
1,633,135 Jeronimo Martins SGPS S.A. 31,212
16,723 Kato Sangyo Co Ltd 477

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
3,249 Kesko Oyj (B Shares) $ 61
29,800 Kobe Bussan Co Ltd 651
14,959 Koninklijke Ahold Delhaize NV 488
182,533 Kroger Co 11,162
36,302 Kusuri no Aoki Holdings Co Ltd 748
223,400 (a) La Comer SAB de C.V. 351
17,596 Life Corp 391
128,479 Loblaw Cos Ltd 16,908
11,937 M Yochananof & Sons Ltd 744
101,157 (c) Maplebear, Inc 4,190
31,702 Marks & Spencer Group plc 148
23,973 (a) MARR S.p.A. 250
541,700 Matsumotokiyoshi Holdings Co Ltd 7,887
30,100 Maxvalu Tokai Co Ltd 637
40,870 (c) Medplus Health Services Ltd 396
738,123 Metcash Ltd 1,414
69,575 METRO AG. 299
179,124 Metro, Inc 11,234
5,014,800 Midi Utama Indonesia Tbk PT 134
73,969 Migros Ticaret AS 1,142
30,451 Nahdi Medical Co 952
35,903 (a) North West Co, Inc 1,227
415,774 (c) Ocado Group plc 1,569
782,344 Olam Group Ltd 699
508,715 (c) Performance Food Group Co 43,012
446,716 (a),(c) Pick'n Pay Stores Ltd 727
443,000 (a),(b) Ping An Healthcare and Technology Co Ltd 352
480,195 President Chain Store Corp 3,850
1,300,400 Puregold Price Club, Inc 694
1,006,324 Raia Drogasil S.A. 3,582
6,203 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 422
11,480 (b),(c) Redcare Pharmacy NV 1,582
726,550 Robinsons Retail Holdings, Inc 452
42,441 Ryoshoku Ltd 1,342
30,000 San-A Co Ltd 551
20,189,129 Sendas Distribuidora S.A. 18,411
4,932,592 Seven & I Holdings Co Ltd 77,331
1,537,010 Sheng Siong Group Ltd 1,847
9,911 (a) Shoei Foods Corp 253
209,057 Shoprite Holdings Ltd 3,251
163,565 Shufersal Ltd 1,706
197,600 (a),(c) Sipai Health Technology Co Ltd 138
11,072 Sligro Food Group NV 128
2,263,019 SMU S.A. 364
244,733 Sok Marketler Ticaret AS. 285
2,470,899 Sonae SPGS S.A. 2,339
142,134 (c) SPAR Group Ltd 1,100
441,680 Spinneys 1961 Holding plc 194
86,400 (c) Sprouts Farmers Market, Inc 10,979
83,388 Sugi Pharmacy Co Ltd 1,307
15,969,600 Sumber Alfaria Trijaya Tbk PT 2,828
1,609,000 Sun Art Retail Group Ltd 511
402,200 Sundrug Co Ltd 10,230
28,683 Target Corp 3,877
26,346,947 Tesco plc 121,179
27,200 (c) Trial Holdings, Inc 462
28,900 Tsuruha Holdings, Inc 1,597
479,606 (c) United Natural Foods, Inc 13,098
41,650 (a) United Super Markets Holdings, Inc 199
78,670 (c) US Foods Holding Corp 5,307
24,194 Valor Co Ltd 335
224,488 Walgreens Boots Alliance, Inc 2,095

SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
2,131,333 Wal-Mart de Mexico SAB de C.V. $ 5,611
10,055,264 Walmart, Inc 908,493
23,840 (a) Weis Markets, Inc 1,614
69,300 Welcia Holdings Co Ltd 903
938,052 Woolworths Ltd 17,683
13,100 Yaoko Co Ltd 785
41,730 Yifeng Pharmacy Chain Co Ltd 138
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,329,187
ENERGY - 4.0%
12,559,261 Adaro Energy Indonesia Tbk PT 1,891
305,421 Ades Holding Co 1,412
2,900,574 ADNOC Drilling Co PJSC 4,209
124,463 (a),(c) Advantage Energy Ltd 854
111,057 Aegis Logistics Ltd 1,061
277,800 (a) Africa Oil Corp 381
990,430 Aker BP ASA 19,470
911,776 Aker Solutions ASA 2,509
6,406,200 AKR Corporindo Tbk PT 446
169,813 Ampol Ltd 2,963
210,473 Antero Midstream Corp 3,176
503,451 ARC Resources Ltd 9,131
548,025 Archrock, Inc 13,640
240,590 Ardmore Shipping Corp 2,923
423,634 (c) Athabasca Oil Corp 1,571
624,922 (a) Atlas Energy Solutions, Inc 13,861
14,134 (b) Avance Gas Holding Ltd 101
1,521,571 Baker Hughes Co 62,415
768,900 Bangchak Corp PCL 812
188,300 Bangchak Sriracha PCL (Foreign) 44
6,647,200 Banpu PCL (Foreign) 1,163
557,899 (a) Baytex Energy Corp 1,436
1,244,923 Beach Petroleum Ltd 1,078
1,362,323 Bharat Petroleum Corp Ltd 4,632
224,840 (a) Birchcliff Energy Ltd 848
18,743 (c) BLUENORD ASA 1,082
315,779 (c) Boss Energy Ltd 473
36,411,247 BP plc 179,980
250,352 Brava Energia 958
4,650,000 (c),(d) Brightoil Petroleum Holdings Ltd 6
14,120 (c) Bristow Group, Inc 484
2,542,000 (c) Bumi Armada Bhd 372
44,109,300 (c) Bumi Resources Minerals Tbk PT 948
70,456 (b) BW LPG Ltd 783
69,135 BW Offshore Ltd 182
137,210 California Resources Corp 7,120
1,202,669 Cameco Corp 61,838
348,825 Cameco Corp 17,926
1,913,076 Canadian Natural Resources Ltd 59,065
106,618 (a) Cardinal Energy Ltd 481
1,160,857 Cenovus Energy, Inc (Toronto) 17,597
193,250 CES Energy Solutions Corp 1,334
2,145,000 CGN Mining Co Ltd 446
291,887 ChampionX Corp 7,936
397,709 Cheniere Energy, Inc 85,456
35,868 Chennai Petroleum Corp Ltd 262
475,857 Chesapeake Energy Corp 47,372
2,111,871 Chevron Corp 305,883
1,915,000 China Coal Energy Co 2,286
693,300 China Merchants Energy Shipping Co Ltd 609
2,311,122 China Oilfield Services Ltd 2,086
405,676 China Shenhua Energy Co Ltd - A 2,416
3,025,455 China Shenhua Energy Co Ltd - H 13,051

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
634,000 (a) China Shipping Development Co Ltd $ 506
178,736 Chord Energy Corp 20,898
60,911 Civitas Resources, Inc 2,794
740,900 CNOOC Energy Technology & Services Ltd 434
429,390 (c) CNX Resources Corp 15,746
1,638,945 Coal India Ltd 7,336
118 (c),(d),(f) Cobalt International Energy, Inc 0 ^
1,850,309 ConocoPhillips 183,495
19,649 Cool Co Ltd 153
944,604 Cosan SA Industria e Comercio 1,264
278,493 COSCO SHIPPING Energy Transportation Co Ltd 443
48,658 Cosmo Energy Holdings Co Ltd 2,148
937,116 Crescent Energy Co 13,691
266,000 (a) Dalipal Holdings Ltd 309
41,843 d'Amico International Shipping S.A. 174
4,524,778 Dana Gas PJSC 868
217,000 Dayang Enterprise Holdings BHD 101
712,132 (c) Deep Yellow Ltd 493
7,057 Delek Group Ltd 919
349,020 Delek US Holdings, Inc 6,457
1,914,868 (c) Denison Mines Corp 3,477
2,345,700 Dialog Group Bhd 971
1,041,509 Diamondback Energy, Inc 170,630
41,952 (a) Diversified Energy Co plc 702
302,333 DNO International ASA 279
103,582 (c) DOF Group ASA 770
6,033,778 (c) Empire Energy Group Ltd 840
1,841,727 Enbridge, Inc 78,169
2,319,501 ENEOS Holdings, Inc 12,168
95,821 Enerflex Ltd 954
116,988 Energean plc 1,518
1,168,600 (c),(d) Energy Earth PCL 0 ^
130,671 (a),(c) Energy Fuels, Inc 672
1 Energy Transfer LP 0 ^
35,846 ENI S.p.A. 490
862,608 EOG Resources, Inc 105,738
159,200 EQT Corp 7,341
1,543,366 Equinor ASA 36,607
16,141 (c) Equital Ltd 651
7,723 (a) Esso SA Francaise 868
38,147 Etablissements Maurel et Prom 226
1,325 Excelerate Energy, Inc 40
116,886 Exxaro Resources Ltd 978
7,145,018 Exxon Mobil Corp 768,590
24,805 FLEX LNG Ltd 555
14,600 (c) Forum Energy Technologies, Inc 226
97,018 (a) Freehold Royalties Ltd 863
62,900 (a) Frontera Energy Corp 378
108,927 Frontline plc 1,497
204,967 FutureFuel Corp 1,084
782,510 Galp Energia SGPS S.A. 12,970
27,058 (a) Gaztransport Et Technigaz S.A. 3,624
128,511 (a) Gibson Energy, Inc 2,189
243,206 Golar LNG Ltd 10,292
650,271 Granite Ridge Resources, Inc 4,201
86,207 Great Eastern Shipping Co Ltd 966
798,686 Guanghui Energy Co Ltd 736
42,506 Gujarat Mineral Development Corp Ltd 159
739,516 Gulf International Services QSC 676
29,450 (c) Gulfport Energy Operating Corp 5,425
997,417 Hafnia Ltd 5,335
462,740 (a),(c) Hallador Energy Co 5,298

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
3,533,834 Harbour Energy plc $ 11,297
1,609,500 (c) Harum Energy Tbk PT 103
17,567 HD Hyundai Co Ltd 942
172,136 (a) Headwater Exploration, Inc 792
73,692 Hellenic Petroleum S.A. 577
523,955 Hess Corp 69,691
130,000 HF Sinclair Corp 4,556
551,560 Hibiscus Petroleum Bhd 242
831,132 Hindustan Petroleum Corp Ltd 3,951
375,880 Hunting plc 1,361
769,424 Idemitsu Kosan Co Ltd 5,068
155,017 Imperial Oil Ltd 9,554
2,610,422 Indian Oil Corp Ltd 4,137
1,595,100 Indika Energy Tbk PT 148
885,100 Indo Tambangraya Megah Tbk PT 1,468
184,900 Inner Mongolia Dian Tou Energy Corp Ltd 496
1,007,900 Inner Mongolia Yitai Coal Co 2,078
159,870 (c) Innovex International, Inc 2,233
749,000 (a) Inpex Holdings, Inc 9,423
67,146 (c) International Petroleum Corp 785
210,420 International Seaways, Inc 7,562
6,302,686 IRPC PCL (Foreign) 227
67,250 Itochu Enex Co Ltd 695
140,088 Iwatani International Corp 1,584
148,085 Japan Petroleum Exploration Co 1,075
489,142 (c) John Wood Group plc 402
578,486 Karoon Energy Ltd 500
3,065,914 (c) Kelt Exploration Ltd 14,973
192,979 Keyera Corp 5,902
2,037,873 Kinder Morgan, Inc 55,838
3,486,000 Kinetic Development Group Ltd 579
63,310 Kinetik Holdings, Inc 3,590
53,003 Koninklijke Vopak NV 2,333
189,906 Marathon Petroleum Corp 26,492
381,918 Matador Resources Co 21,487
55,262 (a),(c) Mattr Corp 486
5,448,300 Medco Energi Internasional Tbk PT 375
288,551 MEG Energy Corp 4,737
19,300 Mitsuuroko Co Ltd 218
52,530 (a) Modec, Inc 1,109
470,538 MOL Hungarian Oil & Gas plc 3,239
47,967 Motor Oil Hellas Corinth Refineries S.A. 1,024
40,998 Murphy Oil Corp 1,241
689,838 (a) Neste Oil Oyj 8,730
49,545 (a) New Fortress Energy, Inc 749
414,335 (a) New Hope Corp Ltd 1,271
3,787,090 (c) NexGen Energy Ltd 24,976
232,677 Noble Corp plc 7,306
443 (a) Nordic American Tankers Ltd 1
19,889 North American Construction Group Ltd 429
623,354 Northern Oil and Gas, Inc 23,164
1,675,347 NOV, Inc 24,460
128,634 (c) NuVista Energy Ltd 1,237
8,370 Occidental Petroleum Corp 414
66,464 Odfjell Drilling Ltd 301
342,803 Oil India Ltd 1,723
1,990,240 Oil Refineries Ltd 515
2,301 OMV AG. 89
275,658 ONEOK, Inc 27,676
185,380 Ovintiv, Inc 7,508
53,370 (c) Paladin Energy Ltd 249
227,847 (a),(c) Paladin Resources Ltd 1,061

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
240,100 (c) Par Pacific Holdings, Inc $ 3,935
63,930 (a) Paramount Resources Ltd (Class A) 1,415
165,881 Paratus Energy Services Ltd 671
939,606 Parex Resources, Inc 9,530
117,701 Parkland Corp 2,662
66,493 Pason Systems, Inc 630
305,936 Patterson-UTI Energy, Inc 2,527
6,960 Paz Oil Co Ltd 863
205,880 PBF Energy, Inc 5,466
490,960 Pembina Pipeline Corp 18,140
10,670,214 Permian Resources Corp 153,438
3,345,200 (c) Petro Rio S.A. 21,927
3,348,095 Petroleo Brasileiro S.A. 21,569
8,799,727 Petroleo Brasileiro S.A. (Preference) 52,046
246,780 Petronas Dagangan BHD 1,066
668,162 Petronet LNG Ltd 2,697
124,500 Petroreconcavo S.A. 328
515,500 (a) PetroTal Corp 194
145,256 (a) Peyto Exploration & Development Corp 1,732
62,119 Phillips 66 7,077
286,900 Pingdingshan Tianan Coal Mining Co Ltd 394
552,654 Polski Koncern Naftowy Orlen S.A. 6,335
100,100 (c),(d) Poseidon Concepts Corp 1
166,034 (a) PrairieSky Royalty Ltd 3,238
10,446 (c) Precision Drilling Corp 639
961,500 Prima Marine PCL 243
80,168,000 (c) PT Bumi Resources Tbk 588
3,252,100 PT Tambang Batubara Bukit Asam Tbk 555
617,706 PT United Tractors Tbk 1,028
1,512,648 PTT Exploration & Production PCL 5,317
9,905,609 PTT PCL 9,235
565,069 Qatar Fuel QSC 2,328
2,516,433 Qatar Gas Transport Co Ltd 2,869
20,523,419 Reliance Industries Ltd 290,665
19,040 Repsol YPF S.A. 232
52,700 (a),(c) Sable Offshore Corp 1,207
5,448,191 Saipem S.p.A 14,251
37,452 San-Ai Oil Co Ltd 450
224,410 SandRidge Energy, Inc 2,628
2,755,602 Santos Ltd 11,411
14,773,324 (b) Saudi Arabian Oil Co 110,282
112,071 SBM Offshore NV 1,974
510,970 Schlumberger Ltd 19,591
6,768 Schoeller-Bleckmann Oilfield Equipment AG. 208
201,440 (c) Seadrill Ltd 7,842
157,564 Secure Energy Services, Inc 1,782
2,487,000 Semirara Mining & Power Corp 1,496
205,512 Serica Energy plc 349
50 (c),(d) Serval Integrated Energy Services 0 ^
618,580 SFL Corp Ltd 6,322
624,638 Shaanxi Coal Industry Co Ltd 1,990
419,450 Shan XI Hua Yang Group New Energy Co Ltd 407
254,186 Shanxi Lu'an Environmental Energy Development Co Ltd 500
430,899 Shanxi Xishan Coal & Electricity Power Co Ltd 486
12,791,730 Shell plc 398,731
689,032 Shell plc (ADR) 43,168
5,560,000 Sinopec Kantons Holdings Ltd 3,508
310,980 Sitio Royalties Corp 5,965
7,350 SK Discovery Co Ltd 193
1,232 SK Gas Ltd 173
26,051 (c) SK Innovation Co Ltd 1,969
43,565 S-Oil Corp 1,627

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
18,820 Solaris Oilfield Infrastructure, Inc $ 542
161,472 (a) South Bow Corp 3,810
1,735,500 Star Petroleum Refining PCL 335
177,881 Subsea 7 S.A. 2,830
1,692,041 Suncor Energy, Inc 60,398
429,217 (a) Tamarack Valley Energy Ltd 1,430
72,630 (a),(c) Tamboran Resources Corp 1,524
51,151,618 (c) Tamboran Resources Ltd 4,591
417,818 Targa Resources Corp 74,580
877,754 (a) TC Energy Corp 40,906
1,612,172 Technip Energies NV 43,064
548,013 TechnipFMC plc 15,859
39,579 (c) Tecnicas Reunidas S.A. 463
7,370 Tenaris S.A. 139
10,992 Texas Pacific Land Corp 12,157
154,440 TGS Nopec Geophysical Co ASA 1,547
1,456,132 Thai Oil PCL 1,212
107,682 Thungela Resources Ltd 763
215,849 (a) Topaz Energy Corp 4,182
38,526 TORM plc 744
3,079,002 Total S.A. 171,546
297,261 Tourmaline Oil Corp 13,756
161,403 (a) Trican Well Service Ltd 576
1,049,123 (a),(c) Tullow Oil plc 282
885,357 Turkiye Petrol Rafinerileri AS 3,552
613,961 Ultrapar Participacoes S.A. 1,595
6,476,000 (a) United Energy Group Ltd 294
1,817,298 Valero Energy Corp 222,783
935,924 (a),(c) Vallourec S.A. 15,969
15,626 (a) VERBIO Vereinigte BioEnergie AG. 192
440,754 (a) Veren, Inc 2,266
123,691 (a) Vermilion Energy, Inc 1,164
62,660 Viper Energy Partners LP 3,075
272,829 (a),(c) Vital Energy, Inc 8,436
110,130 (a) Vitesse Energy, Inc 2,753
852,185 (b) Viva Energy Group Ltd 1,387
86,401 Weatherford International plc 6,189
462,943 (a) Whitecap Resources, Inc 3,285
617,976 Whitehaven Coal Ltd 2,366
1,264,223 Williams Cos, Inc 68,420
2,591,667 Woodside Energy Group Ltd 40,132
118,850 World Fuel Services Corp 3,270
292,100 Yancoal Australia Ltd 1,173
111,233 Yantai Jereh Oilfield Services Group Co Ltd 564
3,023,502 (a) Yanzhou Coal Mining Co Ltd 3,469
389,788 Yanzhou Coal Mining Co Ltd (Class A) 756
165,274 (b),(c) Yellow Cake plc 1,036
1,123,560 Yinson Holdings BHD 663
TOTAL ENERGY 5,016,385
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
1,695,777 (a) Abacus Property Group 1,152
1,159,695 Abacus Storage King 807
624 Activia Properties, Inc 1,301
1,089 Advance Residence Investment Corp 2,024
240,725 (a) Aedifica S.A. 14,028
1,370 AEON REIT Investment Corp 1,101
68,387 Agree Realty Corp 4,818
396,922 AIMS AMP Capital Industrial REIT 363
132,094 Al Rajhi REIT 294
164,104 Alexander & Baldwin, Inc 2,911
210,844 Alexandria Real Estate Equities, Inc 20,568
50,980 Allied Properties Real Estate Investment Trust 608

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
122,350 Alpine Income Property Trust, Inc $ 2,054
3,578 (a) Altarea SCA 357
512,740 American Assets Trust, Inc 13,465
34,600 American Healthcare REIT, Inc 983
1,240,562 American Homes 4 Rent 46,422
1,313,771 American Tower Corp 240,959
382,145 Americold Realty Trust, Inc 8,178
888,721 Apple Hospitality REIT, Inc 13,642
583,200 AREIT, Inc 383
313,357 Arena REIT 753
783,034 Armada Hoffler Properties, Inc 8,010
35,930 Artis Real Estate Investment Trust 184
3,392,178 Ascendas REIT 6,370
2,501,330 Assura plc 1,193
314,128 AvalonBay Communities, Inc 69,099
1,297,996 Axis Real Estate Investment Trust 502
191,168 Big Yellow Group plc 2,297
52,775 Boardwalk REIT 2,359
8,103 Boston Properties, Inc 603
2,738,137 British Land Co plc 12,343
231,387 Brixmor Property Group, Inc 6,442
3,180 Broadstone Net Lease, Inc 50
232,280 (b) Brookfield India Real Estate Trust 745
29,199 BSR Real Estate Investment Trust 354
449,058 Bunnings Warehouse Property Trust 910
331,454 Camden Property Trust 38,462
69,159 Canadian Apartment Properties REIT 2,051
1,733,761 CapitaLand Ascott Trust 1,104
4,985,965 CapitaMall Trust 7,031
1,047,787 (a) CapitaRetail China Trust 552
151,600 CareTrust REIT, Inc 4,101
118,747 Carmila S.A. 1,971
18,880 CBL & Associates Properties, Inc 555
802,868 CDL Hospitality Trusts 505
505,914 Centuria Capital Group 553
411,051 Centuria Industrial REIT 715
325,189 Centuria Office REIT 221
1,447,883 Charter Hall Group 12,794
510,806 Charter Hall Long Wale REIT 1,178
286,479 Charter Hall Social Infrastructure REIT 454
57,540 Chatham Lodging Trust 515
127,021 Choice Properties Real Estate Investment Trust 1,180
130,049 CLS Holdings plc 126
27,236 Cofinimmo 1,566
540 Comforia Residential REIT, Inc 953
375,850 Community Healthcare Trust, Inc 7,220
862,314 Concentradora Fibra Danhos S.A. de C.V. 830
692,540 Corporate Office Properties Trust 21,434
98,141 Cousins Properties, Inc 3,007
496 CRE Logistics REIT, Inc 433
42,203 Crombie REIT 388
239,300 Cromwell European Real Estate Investment Trust 391
1,316,575 Cromwell Group 309
544,751 Crown Castle, Inc 49,442
40,919 CT Real Estate Investment Trust 407
260,160 (a) CTO Realty Growth, Inc 5,128
51,769 CubeSmart 2,218
338,366 Custodian Property Income Reit plc 324
1,699 Daiwa House REIT Investment Corp 2,502
450 Daiwa Office Investment Corp 812
1,581 Daiwa Securities Living Investments Corp 895
341,527 Derwent London plc 8,376

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
199,459 Dexus Industria REIT $ 317
769,348 Dexus Property Group 3,160
148,500 DiamondRock Hospitality Co 1,341
726,800 Digital Core REIT Management Pte Ltd 422
221,353 Digital Realty Trust, Inc 39,253
103,779 Dream Industrial Real Estate Investment Trust 853
437,000 (c),(d) Eagle Hospitality Trust 4
202,243 EastGroup Properties, Inc 32,458
685,737 Embassy Office Parks REIT 2,958
1,745,119 Emlak Konut Gayrimenkul Yatirim Ortakligi AS. 672
457,377 Empiric Student Property plc 478
73,401 Equinix, Inc 69,209
664,877 (a) Equites Property Fund Ltd 518
665,304 Equity Lifestyle Properties, Inc 44,309
34,178 Equity Residential 2,453
115,908 ESR Kendall Square REIT Co Ltd 334
5,348,962 ESR-LOGOS REIT 994
133,879 Essential Properties Realty Trust, Inc 4,188
5,838 (a) Essex Property Trust, Inc 1,666
32,300 Eurocommercial Properties NV 742
220,049 Extra Space Storage, Inc 32,919
933,805 Far East Hospitality Trust 417
11,830 Federal Realty Investment Trust 1,324
1,763,201 (b) FIBRA Macquarie Mexico 2,567
2,442,997 Fibra Uno Administracion S.A. de C.V. 2,428
825,676 First Capital Real Estate Investment Trust 9,742
206,448 First Industrial Realty Trust, Inc 10,349
874 Fonciere Des Regions 44
1,147,000 Fortune Real Estate Investment Trust 589
167,910 Franklin Street Properties Corp 307
837,577 Frasers Centrepoint Trust 1,292
690,600 Frasers Hospitality Trust 296
2,488,945 Frasers Logistics & Commercial Trust 1,600
1,850 Frontier Real Estate Investment Corp 913
480 Fukuoka REIT Corp 442
248,264 Gaming and Leisure Properties, Inc 11,956
97,321 Gecina S.A. 9,118
1,444 Global One Real Estate Investment Corp 908
3,439 GLP J-Reit 2,696
1,467,934 Goodman Group 32,268
903,411 Goodman Property Trust 1,015
1,636,569 GPT Group 4,409
25,439 Granite Real Estate Investment Trust 1,235
8,500,557 Great Portland Estates plc 30,648
805,396 Growthpoint Properties Australia Ltd 1,182
2,546,084 Growthpoint Properties Ltd 1,717
97,862 H&R Real Estate Investment Trust 632
49,040 Hamborner REIT AG. 319
327,317 Hammerson plc 1,146
407 Hankyu Reit, Inc 315
256,495 Healthcare Realty Trust, Inc 4,348
321,040 HealthCo REIT 202
542,523 Healthpeak Properties, Inc 10,997
741 Heiwa Real Estate REIT, Inc 565
896,843 (c),(d) Home Reit plc 1
12,615,346 HomeCo Daily Needs REIT 8,920
410 Hoshino Resorts REIT, Inc 582
714,413 Host Hotels & Resorts Inc 12,516
1,280 Hulic Reit, Inc 1,115
259,138 Hyprop Investments Ltd 638
32,573 ICADE 777
840 Ichigo Office REIT Investment Corp 426

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
252,563 Impact Healthcare Reit plc $ 256
19,883 (a) Independence Realty Trust, Inc 394
1,651 Industrial & Infrastructure Fund Investment Corp 1,204
1,811,532 Ingenia Communities Group 5,113
2,362,836 Inmobiliaria Colonial Socimi S.A. 12,692
4,653 Innovative Industrial Properties, Inc 310
52,779 InterRent Real Estate Investment Trust 373
82,400 InvenTrust Properties Corp 2,483
5,920 Invincible Investment Corp 2,481
20,146 Invitation Homes, Inc 644
306,705 Irish Residential Properties REIT plc 289
165,401 Iron Mountain, Inc 17,385
277,657 (c) Is Gayrimenkul Yatirim Ortakligi AS 147
163,994 Jadwa REIT Saudi Fund 440
942 Japan Excellent, Inc 695
3,628 Japan Hotel REIT Investment Corp 1,621
691 Japan Logistics Fund Inc 1,154
657 (a) Japan Prime Realty Investment Corp 1,314
5,490 Japan Real Estate Investment Corp 3,767
5,245 Japan Retail Fund Investment Corp 3,009
148,633 JR Global Reit 278
9,197 Kenedix Realty Investment Corp 8,731
1,526,528 Keppel DC REIT 2,434
1,577,191 Keppel REIT 1,005
963,422 Killam Apartment REIT 11,461
7,046 (a) Kilroy Realty Corp 285
6,033,694 Kimco Realty Corp 141,369
227,380 Kite Realty Group Trust 5,739
1,497,277 Kiwi Property Group Ltd 754
295,541 Klepierre 8,511
52,165 Lamar Advertising Co 6,351
88,518 Land Securities Group plc 646
1,510 LaSalle Logiport REIT 1,364
1,522,844 (a) Lendlease Global Commercial REIT 612
37,065 Lineage, Inc 2,171
2,310,627 Link REIT 9,717
1,584,546 LondonMetric Property plc 3,574
112,136 LOTTE Reit Co Ltd 232
914,010 Mack-Cali Realty Corp 15,200
1,744,143 Macquarie CountryWide Trust 3,393
1,722,747 Mapletree Industrial Trust 2,785
2,524,600 Mapletree Logistics Trust 2,345
1,692,400 (a) Mapletree Pan Asia Commercial Trust 1,498
104,786 (a) Medical Properties Trust, Inc 414
70,226 Mercialys S.A 737
304,997 Merlin Properties Socimi S.A. 3,215
8,781 Mid-America Apartment Communities, Inc 1,357
187,809 (b) Mindspace Business Parks REIT 793
12,830 (b) Minto Apartment Real Estate Investment Trust 119
1,629 Mirai Corp 422
3,372,161 Mirvac Group 3,900
400 Mitsubishi Estate Logistics REIT Investment Corp 880
3,821 Mitsui Fudosan Logistics Park, Inc 2,463
12,521 Montea NV 820
15,438 Morguard North American Residential REIT 184
1,272 Mori Hills REIT Investment Corp 1,001
1,899 Mori Trust Sogo Reit, Inc 744
498 National Health Investors, Inc 34
396,483 National Storage Affiliates Trust 15,031
8,358,723 (a) National Storage REIT 12,069
721,580 (a) NETSTREIT Corp 10,210
51,400 (a) NexPoint Diversified Real Estate Trust 314

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
986 NexPoint Residential Trust, Inc $ 41
392 Nippon Accommodations Fund, Inc 1,463
6,551 (a) Nippon Building Fund, Inc 5,096
1,679 Nippon ProLogis REIT, Inc 2,382
1,444 NIPPON REIT Investment Corp 698
3,134 Nomura Real Estate Master Fund, Inc 2,738
86,648 NorthWest Healthcare Properties Real Estate Investment Trust 268
56,474 Omega Healthcare Investors, Inc 2,138
2,307 Orix JREIT, Inc 2,406
811,458 PARAGON REIT 523
78,593 Park Hotels & Resorts, Inc 1,106
301,624 Parkway Life Real Estate Investment Trust 828
1,007,100 Pavilion Real Estate Investment Trust 349
821,890 Pebblebrook Hotel Trust 11,137
50,000 Phillips Edison & Co, Inc 1,873
520,697 Picton Property Income Ltd 417
1,098 Premier Investment Co 834
261,916 Primaris REIT 2,819
1,100,598 Primary Health Properties plc 1,286
893,298 ProLogis Property Mexico S.A. de C.V. 2,481
3,625,813 Prologis, Inc 383,248
361,390 PRS REIT PLC 487
125,417 Public Storage, Inc 37,555
42,825 Rayonier, Inc 1,118
895,414 Realty Income Corp 47,824
5,727,752 Redefine Properties Ltd 1,381
265,675 Regency Centers Corp 19,641
910,096 Region RE Ltd 1,163
160,513 Reit  Ltd 847
780,785 Resilient REIT Ltd 2,431
8,018 Retail Estates NV 493
717,783 Rexford Industrial Realty, Inc 27,749
430,449 (c) Reysas Gayrimenkul Yatirim Ortakligi AS. 207
118,466 RioCan Real Estate Investment Trust 1,507
639,167 RLJ Lodging Trust 6,526
300,439 Rural Funds Group 322
212,643 Ryman Hospitality Properties, Inc 22,187
596,351 Sabra Health Care REIT, Inc 10,329
232,625 Safestore Holdings plc 1,872
350 Samty Residential Investment Corp 207
493,300 Sasseur REIT 246
48,810 Saul Centers, Inc 1,894
98,395 SBA Communications Corp 20,053
4,405,286 Scentre Group 9,325
108,064 Segro plc 948
3,280 Sekisui House Reit, Inc 1,609
176,095 Sella Capital Real Estate Ltd 462
4,444,479 Shaftesbury Capital plc 6,983
25,498 Shurgard Self Storage Ltd 946
733,992 Simon Property Group, Inc 126,401
101,462 SK REITs Co Ltd 305
260,976 (a) SL Green Realty Corp 17,725
271,912 Slate Grocery REIT 2,618
361,616 SmartCentres REIT 6,153
495 SOSiLA Logistics REIT, Inc 331
804,358 STAG Industrial, Inc 27,203
2,999 Star Asia Investment Corp 982
1,275,029 Starhill Global REIT 467
462,229 Stockland Trust Group 1,371
1,429,417 Summit Hotel Properties, Inc 9,791
59,378 Sun Communities, Inc 7,302
3,073,900 Suntec Real Estate Investment Trust 2,633

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
1,202,600 Sunway Real Estate Investment Trust $ 498
1,619,805 Supermarket Income Reit plc 1,381
640 Takara Leben Real Estate Investment Corp 352
134,200 Tanger Factory Outlet Centers, Inc 4,580
578,784 Target Healthcare REIT plc 609
17,612 (a) Terreno Realty Corp 1,042
722 Tokyu REIT, Inc 718
131,205 Torunlar Gayrimenkul Yatirim Ortakligi AS 236
11,994,215 Tritax Big Box REIT plc 19,926
608,000 UMH Properties, Inc 11,479
1,853 Unibail-Rodamco-Westfield 140
869,394 Unite Group plc 8,797
2,442 United Urban Investment Corp 2,182
711 Universal Health Realty Income Trust 26
429,085 Urban Logistics REIT plc 550
9,197 Vastned Retail NV 204
461,893 Ventas, Inc 27,201
2,378,959 (a) VICI Properties, Inc 69,489
2,914,271 Vicinity Ltd 3,777
705,481 Vukile Property Fund Ltd 672
377,759 Warehouse REIT plc 371
453,926 Warehouses De Pauw CVA 8,923
212,394 Washington REIT 3,243
516,871 Waypoint REIT Ltd 744
306,912 Welltower, Inc 38,680
29,828 Wereldhave NV 425
420,080 Weyerhaeuser Co 11,825
248,880 Whitestone REIT 3,527
107,965 Workspace Group plc 664
23,434 (a) Xior Student Housing NV 717
1,991,000 Yuexiu Real Estate Investment Trust 245
1,013,240 Ziraat Gayrimenkul Yatirim Ortakligi AS. 387
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,499,812
FINANCIAL SERVICES - 6.4%
100,000 360 Finance, Inc (ADR) 3,838
104,267 360 ONE WAM Ltd 1,524
202,454 3i Group plc 9,012
57,746 (c) Aadhar Housing Finance Ltd 284
43,242 (c) Aavas Financiers Ltd 846
1,309,877 Abrdn plc 2,308
258,100 Acom Co Ltd 625
29,211 Aditya Birla Sun Life Asset Management Co Ltd 285
114,184 (b),(c) Adyen NV 169,686
32,100 Aeon Credit Service M BHD 45
362,300 AEON Financial Service Co Ltd 2,932
65,800 Aeon Thana Sinsap Thailand PCL 247
17,818 Affiliated Managers Group, Inc 3,295
152,233 (c) Affirm Holdings, Inc 9,271
484,310 (a) AGNC Investment Corp 4,460
263,100 Aiful Corp 562
9,300 (c) Aizawa Securities Co Ltd 103
248,151 AJ Bell plc 1,406
843,932 Al Waha Capital PJSC 399
725,270 Allfunds Group PLC 3,795
162,395 Ally Financial, Inc 5,848
28,624 Alpha Group International plc 839
871,018 Amanat Holdings PJSC 266
1,930,030 American Express Co 572,814
277,144 Ameriprise Financial, Inc 147,560
2,231,293 AMP Ltd 2,185
970 (b) Amundi S.A. 65
10,121 Anand Rathi Wealth Ltd 465

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
34,099 Angel One Ltd $ 1,163
120,658 (b) Anima Holding S.p.A 830
365,640 (a) Annaly Capital Management, Inc 6,691
49,515 Antin Infrastructure Partners S.A. 566
733,838 Apollo Global Management, Inc 121,201
141,853 Aptus Value Housing Finance India Ltd 479
28,131 Ares Management Corp 4,980
195,268 Arzan Financial Group for Financing & Investment KPSC 168
363,608 Ashmore Group plc 728
178,162 Australian Stock Exchange Ltd 7,164
97,467 (a) Avanza Bank Holding AB 2,400
83,760 Azimut Holding S.p.A. 2,087
2,193,329 B3 SA-Brasil Bolsa Balcao 3,645
153,000 (a),(b),(c) Bairong, Inc 172
112,124 Bajaj Finance Ltd 8,916
154,283 Bajaj Finserv Ltd 2,819
22,207 Bajaj Holdings & Investment Ltd 3,079
48,146 Banca Generali SpA 2,242
16,093 Banca IFIS S.p.A. 354
1,083,440 Banca Mediolanum S.p.A 12,915
5,767,654 Banco BTG Pactual S.A. - Unit 25,372
1,691,100 Bangkok Commercial Asset Management PCL 301
4,168,286 Bank of New York Mellon Corp 320,249
348,364 (c),(d) BBI EPS Ltd 2
1,325,825 (c) Berkshire Hathaway, Inc 600,970
1,006,093 (b) BFF Bank S.p.A 9,610
5,541,800 BFI Finance Indonesia Tbk PT 325
173,894 BlackRock, Inc 178,260
336,202 Blackstone, Inc 57,968
193,772 (c) Block, Inc 16,469
307,061 Blue Owl Capital, Inc 7,142
63,400 BOC International China Co Ltd 97
1,448,156 Bolsa Mexicana de Valores SAB de C.V. 2,317
198,282 Boursa Kuwait Securities Co KPSC 1,479
195,152 Bridgepoint Group Holdings Ltd 873
428,015 Brightsphere Investment Group, Inc 11,274
305,336 Brookfield Asset Management Ltd 16,560
1,177,384 (c) Brookfield Corp 67,672
56,151 BSE Ltd 3,479
130,925 Bure Equity AB 4,519
148,021 Burford Capital Ltd 1,918
1,230,900 Bursa Malaysia BHD 2,466
128,452 Caitong Securities Co Ltd 144
65,294 Can Fin Homes Ltd 577
298,463 Canaccord Financial, Inc 2,099
514,647 Cannae Holdings, Inc 10,221
671,970 (c) Cantaloupe, Inc 6,390
178 Capital One Financial Corp 32
80,800 Capital Securities Co Ltd 244
1,257,000 Capital Securities Corp 943
33,705 Carlyle Group, Inc 1,702
15,557 Cboe Global Markets, Inc 3,040
23,880 (a) Cembra Money Bank AG. 2,158
602,000 Central China Securities Co Ltd 132
201,343 Central Depository Services India Ltd 4,121
799,000 (g) Century Leasing System, Inc 8,077
588,103 Chailease Holding Co Ltd 2,024
1,817,463 Challenger Financial Services Group Ltd 6,747
77,264 Changjiang Securities Co Ltd 72
1,788,233 Charles Schwab Corp 132,347
647,000 China Bills Finance Corp 297
1,090,000 China Everbright Ltd 737

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
5,034,459 China Galaxy Securities Co Ltd $ 4,549
172,650 China Galaxy Securities Co Ltd (Class A) 360
43,500 China Great Wall Securities Co Ltd 49
635,337 (b) China International Capital Corp Ltd 1,032
55,000 China International Capital Corp Ltd 254
167,636 China Merchants Securities Co Ltd 440
9,355 (c) Choice International Ltd 61
76,922 Cholamandalam Financial Holdings Ltd 1,255
167,454 Cholamandalam Investment and Finance Co Ltd 2,315
95,699 (a) CI Financial Corp 2,060
2,164,465 CITIC Securities Co Ltd 5,887
317,116 CITIC Securities Co Ltd (Class A) 1,268
73,888 (b) CMC Markets plc 229
54,782 CME Group, Inc 12,722
118,264 (c) Coinbase Global, Inc 29,365
164,634 Compass Diversified Trust 3,800
1,837,429 Corebridge Financial, Inc 54,994
226,197 Coronation Fund Managers Ltd 469
106,183 (c) Corpay, Inc 35,934
179,979 Creades AB 1,174
3,757 (c) Credit Acceptance Corp 1,764
55,545 Credit Corp Group Ltd 548
620,600 Credit Saison Co Ltd 14,451
44,826 CreditAccess Grameen Ltd 463
14,441 CRISIL Ltd 1,122
120,625 CSC Financial Co Ltd 426
1,496,000 CSSC Hong Kong Shipping Co Ltd 346
1,024,042 (a),(c) CVC Capital Partners plc 22,645
24,277 Daishin Securities Co Ltd 264
28,638 Daishin Securities Co Ltd PF 305
1,233,400 Daiwa Securities Group, Inc 8,139
17,593 (c) Daou Technology, Inc 213
223,870 (c) Dave, Inc 19,459
29,579 Deutsche Bank AG. (Registered) 510
145,868 Deutsche Boerse AG. 33,602
102,748 (b) Deutsche Pfandbriefbank AG. 512
106,000 Diamond Biofund, Inc 106
99,138 Discover Financial Services 17,174
69,025 Dongxing Securities Co Ltd 104
38,730 (c) Donnelley Financial Solutions, Inc 2,430
1,641,428 Dubai Financial Market PJSC 670
395,266 East Money Information Co Ltd 1,398
41,006,865 Edelweiss Financial Services Ltd 59,091
235,316 Edenred 7,736
74,818 EFG International 1,087
499,081 E-Finance for Digital & Financial Investments 184
25,886 eGuarantee, Inc 291
661,776 (c) Egyptian Financial Group-Hermes Holding 269
377,682 Enact Holdings, Inc 12,229
13,100 (c) Enova International, Inc 1,256
358,010 (a) EQT AB 9,897
423,784 Equitable Holdings, Inc 19,990
116,688 Essent Group Ltd 6,352
716 Eurazeo 53
6,643 (c) Euronet Worldwide, Inc 683
337,121 (b) Euronext NV 37,821
105,806 Everbright Securities Co Ltd 262
126,135 Evercore Partners, Inc (Class A) 34,963
95,345 EXOR NV 8,741
22,123 Factset Research Systems, Inc 10,625
531,401 Far East Horizon Ltd 388
1,118,533 (c) Fawry for Banking & Payment Technology Services SAE 188

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
313,988 Fidelity National Information Services, Inc $ 25,361
55,663 Fiera Capital Corp 349
52,100 Financial Partners Group Co Ltd 950
75,200 FinVolution Group (ADR) 511
14,351 (a) First National Financial Corp 403
339,982 FirstCash Holdings, Inc 35,222
2,072,182 FirstRand Ltd 8,312
2,148,347 (c) Fiserv, Inc 441,313
134,399 (c) Five-Star Business Finance Ltd 1,213
121,989 flatexDEGIRO AG. 1,867
158,886 (c) FleetPartners Group Ltd 265
27,392 Flow Traders 612
655,545 (c) Flywire Corp 13,517
34,381 (c) Foresight Group Holdings Ltd 177
183,100 Founder Securities Co Ltd 209
172,922 Franklin Resources, Inc 3,509
4,191,534 Fuhwa Financial Holdings Co Ltd 4,338
47,800 Futu Holdings Ltd (ADR) 3,824
12,784 Fuyo General Lease Co Ltd 944
272,500 (a) GCM Grosvenor, Inc 3,344
635,000 (b) Genertec Universal Medical Group Co Ltd 404
909,500 (a) Gentera SAB de C.V. 1,060
168,708 GF Securities Co Ltd (Class A) 375
472,791 Global Payments, Inc 52,981
15,901 (a) GMO Financial Holdings, Inc 69
32,800 GMO Payment Gateway, Inc 1,653
28,610 (a) goeasy Ltd 3,318
360,828 Goldman Sachs Group, Inc 206,617
1,771,100 (c) Grab Holdings Ltd 8,360
21,587 GRENKE AG. 344
310,010 Groupe Bruxelles Lambert S.A. 21,197
28,904 Guolian Securities Co Ltd 53
100,849 Guosen Securities Co Ltd 155
2,407,800 (a) Guotai Junan International Holdings Ltd 344
194,816 Guotai Junan Securities Co Ltd 498
113,154 Guoyuan Securities Co Ltd 130
1,219,573 Haitong Securities Co Ltd 1,068
250,312 Haitong Securities Co Ltd (Class A) 381
1,330,000 (b) Haitong UniTrust International Leasing Co Ltd 152
32,470 Hamilton Lane, Inc 4,807
123,618 (c) Hanwha Investment & Securities Co Ltd 279
5,560 Hargreaves Lansdown plc 76
40,964 (b) HDFC Asset Management Co Ltd 2,005
233,291 Helia Group Ltd 644
14,886 Hithink RoyalFlush Information Network Co Ltd 586
375,186 HMC Capital Ltd 2,278
24,427 (b),(c) Hoist Finance AB 199
26,101 (b) Home First Finance Co India Ltd 321
1,107,999 Hong Kong Exchanges and Clearing Ltd 41,471
170,500 Hotai Finance Co Ltd 398
31,783 Houlihan Lokey, Inc 5,519
548,340 (b) Huatai Securities Co Ltd 914
106,634 Huatai Securities Co Ltd (Class A) 257
57,773 HUB24 Ltd 2,479
3,265 (c) Hypoport SE 573
68,982 (b) ICICI Securities Ltd 689
1,116 ICRA Ltd 83
103,100 iFAST Corp Ltd 559
401,778 (c) IFCI Ltd 291
1,805,817 IG Group Holdings plc 22,392
76,252 (a) IGM Financial, Inc 2,435
158,497 IIFL Finance Ltd 763

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
90,138 IIFL Securities Ltd $ 344
82,749 Impax Asset Management Group plc 256
14,320 (c) India Shelter Finance Corp Ltd 118
358,226 Indiabulls Housing Finance Ltd 630
303,865 (b) Indian Energy Exchange Ltd 643
223,554 Industrial Securities Co Ltd 192
114,888 Industrivarden AB 3,631
2,502 Industrivarden AB 79
860,724 Infibeam Avenues Ltd 261
665,471 IntegraFin Holdings plc 2,873
5,800 Integral Corp 158
61,291 Interactive Brokers Group, Inc (Class A) 10,828
1,347,397 Intercontinental Exchange, Inc 200,776
472,728 Intermediate Capital Group plc 12,184
16,793 Inversiones La Construccion S.A. 129
221,603 Invesco Ltd 3,874
202,924 Investcorp Capital plc 109
293,663 Investec Ltd 1,946
480,577 Investec plc 3,267
73,745 Investment AB Oresund 722
26,991 Investor AB 715
430,057 IOOF Holdings Ltd 943
860,464 IP Group plc 581
448,014 Is Yatirim Menkul Degerler AS 621
133,723 Isracard Ltd 595
16,725 (a) Jaccs Co Ltd 414
11,025 Jack Henry & Associates, Inc 1,933
449,954 Jafco Co Ltd 6,143
218,962 Janus Henderson Group plc 9,312
64,600 Japan Securities Finance Co Ltd 838
145,527 Jefferies Financial Group, Inc 11,409
2,424 (c) Jindal South West Holdings Ltd 434
301,575 JM Financial Ltd 457
549,200 JMT Network Services PCL 292
55,914 JSE Ltd 358
110,214 (b) JTC plc 1,358
3,188 Julius Baer Group Ltd 207
312,400 Jupiter Fund Management plc 339
24,587 (c) Kakaopay Corp 433
61,473 Kfin Technologies Ltd 1,101
182,512 Kinnevik AB 1,218
10,760 KIWOOM Securities Co Ltd 840
2,148,286 KKR & Co, Inc 317,753
14,709 (c) Korea Investment Holdings Co Ltd 705
14,303 KRUK S.A. 1,441
423,828 Krungthai Card PCL 620
1,175 L E Lundbergforetagen AB 53
533,338 L&T Finance Holdings Ltd 843
1,079,311 Ladder Capital Corp 12,077
66,491 Lazard, Inc 3,423
1,276,060 (c) LendingClub Corp 20,659
6,911 (a) Leonteq AG. 151
236,556 LIC Housing Finance Ltd 1,648
644,452 London Stock Exchange Group plc 90,967
43,323 LPL Financial Holdings, Inc 14,145
726,967 Lufax Holding Ltd (ADR) 1,737
12,300 (a) M&A Capital Partners Co Ltd 207
22,400 (a),(c) M&A Research Institute Holdings, Inc 286
35,418 M&G plc 88
66,988 (a) MA Financial Group Ltd 253
332,381 Macquarie Group Ltd 45,457
883,533 Magellan Financial Group Ltd 6,063

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
12,636 Maharashtra Scooters Ltd $ 1,420
385,365 Mahindra & Mahindra Financial Services Ltd 1,190
26,957,776 Man Group plc 71,938
413,588 Manappuram Finance Ltd 907
5,609 MarketAxess Holdings, Inc 1,268
120,300 Marui Co Ltd 1,919
34,143 (b) MAS Financial Services Ltd 110
2,092,936 Mastercard, Inc (Class A) 1,102,077
92,000 Matsui Securities Co Ltd 476
38,908 (c) Meritz Financial Group, Inc 2,734
87,923 Mirae Asset Daewoo Co Ltd 474
774,602 Mitsubishi UFJ Lease & Finance Co Ltd 5,105
105,900 Mizuho Leasing Co Ltd 705
99,654 (c) Molten Ventures plc 398
885,652 Monex Group, Inc 5,361
15,500 (c) Moneylion, Inc 1,333
24,395 Moody's Corp 11,548
545,583 Morgan Stanley 68,591
15,116 Morningstar, Inc 5,090
122,316 Motilal Oswal Financial Services Ltd 1,359
11,613 MSCI, Inc (Class A) 6,968
493,600 Muangthai Capital PCL 692
18,722 Multi Commodity Exchange of India Ltd 1,360
7,895 (a) Mutares SE & Co KGaA 197
44,408 Muthoot Finance Ltd 1,106
99,600 Nanjing Securities Co Ltd 118
1,243,981 Nasdaq Stock Market, Inc 96,172
367,093 National Investments Co KSCP 302
48,490 (c) Nayifat Finance Co 200
98,500 (c) NCR Corp ATM 3,341
594,210 (c) NerdWallet, Inc 7,903
315,941 Netwealth Group Ltd 5,605
18,920 (a) NewtekOne, Inc 242
9,196 (b),(c) Nexi S.p.A 51
1,083,081 Ngern Tid Lor PCL 538
239,700 Nihon M&A Center Holdings, Inc 998
164,299 Ninety One Ltd 302
224,311 Ninety One plc 406
120,074 (b) Nippon Life India Asset Management Ltd 1,017
532,194 (c) NMI Holdings, Inc 19,563
28,100 Noah Holdings Ltd (ADR) 329
2,774,700 (c) Nomura Holdings, Inc 16,098
108,809 (a) Nordnet AB publ 2,309
7,817 Nuvama Wealth Management Ltd 632
119,593 Okasan Holdings, Inc 482
3,281,947 (a),(c) Omni Bridgeway Ltd 2,945
219,518 (c) One 97 Communications Ltd 2,599
68,523 (a) OneMain Holdings, Inc 3,572
59,249 Onex Corp 4,628
216,450 Orient Corp 1,160
196,051 Orient Securities Co Ltd 284
2,710,577 ORIX Corp 58,234
915,354 Osaka Securities Exchange Co Ltd 10,156
304,840 OSB Group plc 1,544
262,000 (a),(c) OSL Group Ltd 270
6,068,800 (c) Pacific Strategic Financial Tbk PT 413
2,628,517 (c) Pagseguro Digital Ltd 16,455
1,003,844 Paisalo Digital Ltd 585
158,226 Paragon Group of Cos plc 1,473
353 Partners Group 479
1,028,279 Patria Investments Ltd 11,959
675,140 (c) Payoneer Global, Inc 6,778

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
933,536 (c) PayPal Holdings, Inc $ 79,677
1,733,644 (c) Pensionbee Group plc 3,483
202,171 (a) Pepper Money Ltd 176
48,898 Perella Weinberg Partners 1,166
80,762 Perpetual Trustees Australia Ltd 993
610,285 (c) Phoenix Group plc 198
118,234 Pinnacle Investment Management Group Ltd 1,666
88,133 Piper Jaffray Cos 26,435
79,588 Piramal Enterprises Ltd 1,024
194,814 Plus500 Ltd 6,604
67,606 (a) Pluxee France S.A. 1,307
109,476 (b),(c) PNB Housing Finance Ltd 1,119
213,188 Polar Capital Holdings plc 1,356
298,219 Poonawalla Fincorp Ltd 1,092
604,142 Power Finance Corp Ltd 3,156
108,700 Premium Group Co Ltd 1,773
669,000 President Securities Corp 525
99,200 PROG Holdings, Inc 4,192
106,171 Propel Holdings, Inc 2,717
9,988 Prudent Corporate Advisory Services Ltd 319
1,075,784 (b) Quilter plc 2,077
37,443 Rathbone Brothers 776
156,156 Ratos AB (B Shares) 442
106,759 Raymond James Financial, Inc 16,583
545,022 REC Ltd 3,178
54,149 Reinet Investments S.C.A 1,283
29,294,502 (c) Reliance Strategic Investments Ltd 101,921
421,629 Remgro Ltd 3,465
1,199,550 (c) Remitly Global, Inc 27,074
11,261 Ricoh Leasing Co Ltd 374
313,559 Rithm Capital Corp 3,396
781,788 (c) Robinhood Markets, Inc 29,129
1,263,003 (c) Rocket Cos, Inc 14,221
662,901 S&P Global, Inc 330,145
110,917 Samsung Securities Co Ltd 3,243
14,604 Saudi Advanced Industries Co 137
19,589 Saudi Tadawul Group Holding Co 1,130
128,132 (c) SBFC Finance Ltd 135
93,632 SBI Cards & Payment Services Ltd 725
1,490,950 SBI Holdings, Inc 37,447
12,666 Schroders plc 51
153,200 SDIC Capital Co Ltd 158
80,394 SEI Investments Co 6,631
6,900 (c) Sezzle, Inc 1,765
45,935 Share India Securities Ltd 164
665,244 Shenwan Hongyuan Group Co Ltd 488
36,152 (a),(c) Shift4 Payments, Inc 3,752
2,574 Shinyoung Securities Co Ltd 133
113,349 Shriram Finance Ltd 3,816
784,735 Singapore Exchange Ltd 7,315
105,000 Sinolink Securities Co Ltd 126
128,415 SLM Corp 3,542
3,695 Societe Fonciere Financiere et de Participations FFP 281
1,440,597 (a),(c) SoFi Technologies, Inc 22,185
15,026 Sofina S.A. 3,392
125,135 SooChow Securities Co Ltd 134
135,973 Southwest Securities Co Ltd 87
20,048 (c) Spandana Sphoorty Financial Ltd 77
93,399 Sprott, Inc 3,936
508,420 Srisawad Corp PCL 620
408,862 St. James's Place plc 4,427
368,671 (a) Starwood Property Trust, Inc 6,986

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
87,493 State Street Corp $ 8,587
91,720 StepStone Group, Inc 5,309
60,111 Stifel Financial Corp 6,377
2,250,535 (c) StoneCo Ltd 17,937
29,280 (c) StoneX Group, Inc 2,869
8,624 Strike Co Ltd 198
55,150 Sundaram Finance Ltd 2,666
63,277 Svolder AB 295
8,441 Swissquote Group Holding S.A. 3,241
355,000 SY Holdings Group Ltd 327
721,886 Synchrony Financial 46,923
128,851 T Rowe Price Group, Inc 14,572
82,553 Tamburi Investment Partners S.p.A. 717
10,866 Tata Investment Corp Ltd 868
70,629 Tel Aviv Stock Exchange Ltd 820
149,800 Tianfeng Securities Co Ltd 92
69,715 (a) Timbercreek Financial Corp 343
255,309 TMX Group Ltd 7,865
150,585 (c) Toast, Inc 5,489
173,480 Tokai Tokyo Securities Co Ltd 542
84,132 (c) Tong Yang Investment Bank 150
585,426 TP ICAP Group plc 1,891
50,965 TPG, Inc 3,203
17,223 Tradeweb Markets, Inc 2,255
1,058,597 Turkiye Sinai Kalkinma Bankasi AS 366
1,999,471 (a) UBS Group AG 60,624
2,024,037 UBS Group AG 61,969
58,800 (c) Up Fintech Holding Ltd (ADR) 380
118,200 (a),(c) Upstart Holdings, Inc 7,278
43,062 UTI Asset Management Co Ltd 674
59,492 (a) UWM Holdings Corp 349
150,965 Van Lanschot Kempen NV 6,810
18,722 Verusa Holding AS. 155
68,150 Victory Capital Holdings, Inc 4,461
16,066 (a) Vinci Partners Investments Ltd 162
209,305 Virtu Financial, Inc 7,468
1,588,123 Visa, Inc (Class A) 501,910
22,109 Vontobel Holding AG. 1,549
102,010 Voya Financial, Inc 7,021
74,730 Warsaw Stock Exchange 732
202,738 (a) Washington H Soul Pattinson & Co Ltd 4,285
1,895,914 Waterland Financial Holdings 864
18,674 Wendel 1,799
112,603 Western Securities Co Ltd 126
53,102 Western Union Co 563
6,263 (c) WEX, Inc 1,098
509,280 WisdomTree, Inc 5,347
647,481 (c) Wise plc 8,606
43,564 Woori Investment & Securities Co Ltd 410
607,931 (b),(c) Worldline S.A. 5,343
389,618 XP, Inc 4,617
93,471 XPS Pensions Group plc 399
51,596 (b) XTB S.A. 880
8,151,800 Yangzijiang Financial Holding Ltd 2,477
148,400 (a),(c) Yeahka Ltd 234
1,698,000 (b) Yixin Group Ltd 193
20,000 Yuanta Futures Co Ltd 53
199,129 Yulon Finance Corp 631
187,765 Zenkoku Hosho Co Ltd 6,604
113,991 Zheshang Securities Co Ltd 191
196,800 Zhongtai Securities Co Ltd 177

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
970,224 (c) Zip Co Ltd $ 1,764
TOTAL FINANCIAL SERVICES 8,076,016
FOOD, BEVERAGE & TOBACCO - 2.3%
142,298 AAK AB 4,053
69,716 AG. Barr plc 532
253,897 Agthia Group PJSC 449
787,637 Ajinomoto Co, Inc 32,065
15,719 Al Jouf Agricultural Development Co 249
336,256 Almarai Co JSC 5,115
1,910,439 Ambev S.A. 3,633
77,394 Anadolu Efes Biracilik Ve Malt Sanayii AS 418
16,111 Angel Yeast Co Ltd 80
1,052,935 (a) Anheuser-Busch InBev NV (ADR) 52,720
889,112 Anheuser-Busch InBev S.A. 44,512
109,028 Anhui Gujing Distillery Co Ltd 1,572
16,514 Anhui Gujing Distillery Co Ltd (Class A) 392
29,000 Anhui Yingjia Distillery Co Ltd 214
426,626 Arca Continental SAB de C.V. 3,534
13,272 Ariake Japan Co Ltd 468
760,062 (c) Aryzta AG. 1,325
2,805,541 Asahi Breweries Ltd 29,432
630,114 Associated British Foods plc 16,073
76,223 Austevoll Seafood ASA 655
32,322 Avanti Feeds Ltd 257
260,966 AVI Ltd 1,517
517,510 (c) Bajaj Hindusthan Ltd 183
39,816 Bakkafrost P 2,220
642,706 Baladna 232
99,297 Balrampur Chini Mills Ltd 613
13,131 (a) Barry Callebaut AG. 17,483
227,536 Bega Cheese Ltd 811
179,100 Beijing Yanjing Brewery Co Ltd 295
650,100 Betagro PCL 358
53,080 Bikaji Foods International Ltd 482
3,387 (c) Binggrae Co Ltd 186
17,447 Bombay Burmah Trading Co 431
5,334 (c) Boston Beer Co, Inc (Class A) 1,600
32,300 BrasilAgro-Co Brasileira de Propriedades Agricolas 117
312 (c) BRC, Inc 1
398,500 BRF S.A. 1,624
93,393 Britannia Industries Ltd 5,191
64,000 British American Tobacco Malaysia BHD 107
31,086 British American Tobacco plc 1,122
183,834 Britvic plc 3,013
663 Bunge Global S.A. 52
311,591 C&C Group plc 570
65,400 Calbee, Inc 1,306
73,000 Camil Alimentos S.A. 69
840,960 Campbell Soup Co 35,219
208,100 Carabao Group PCL 478
177,154 Carlsberg AS (Class B) 17,014
118,200 Carlsberg Brewery Malaysia Bhd 546
59,493 CCL Products India Ltd 515
106,411 (c) Celsius Holdings, Inc 2,803
947,800 Century Pacific Food, Inc 687
132,800 Charoen Pokphand Enterprise 366
3,075,531 Charoen Pokphand Foods PCL 2,054
5,779,618 Charoen Pokphand Indonesia Tbk PT 1,709
3,284,021 (b) China Feihe Ltd 2,285
2,342,000 China Foods Ltd 752
4,375,889 (c),(d) China Huishan Dairy Holdings Co Ltd 6
370,000 (c),(d) China Huiyuan Juice Group Ltd 0 ^

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
1,282,227 China Mengniu Dairy Co Ltd $ 2,868
3,105,000 (a) China Modern Dairy Holdings Ltd 366
684,357 China Resources Beer Holdings Company Ltd 2,228
2 Chocoladefabriken Lindt & Spruengli AG. 220
8,027 Chongqing Brewery Co Ltd 69
88,277 Cia Cervecerias Unidas S.A. 509
2,577,900 Cisarua Mountain Dairy PT TBK 865
7,169 CJ CheilJedang Corp 1,235
251,699 Cloetta AB 573
2,599,368 Coca-Cola Co 161,837
3,500 Coca-Cola Consolidated Inc 4,410
1,092,608 (c) Coca-Cola Europacific Partners plc 83,923
451,083 Coca-Cola Femsa SAB de C.V. 3,504
3,358 Coca-Cola HBC AG. 115
609,669 Coca-Cola Icecek AS 1,032
105,800 Coca-Cola West Japan Co Ltd 1,673
2,280,000 (a),(c) COFCO Joycome Foods Ltd 405
41,420 Cranswick plc 2,523
15,133 (c) Daesang Corp 196
913,378 Danone 61,726
96,121 (c) Darling International, Inc 3,238
7,291,337 (a) Davide Campari-Milano NV 45,632
985,276 Diageo plc 31,310
10,370 Dodla Dairy Ltd 154
270,000 Dole plc 3,656
2,585 Dongwon F&B Co Ltd 54
17,000 (a) Dydo Drinco, Inc 356
1,357,962 Eastern Tobacco 788
22,100 Eastroc Beverage Group Co Ltd 752
317,283 Embotelladora Andina S.A. 966
1,610 Emmi AG. 1,307
39,215 Ezaki Glico Co Ltd 1,168
591,100 Farm Fresh Bhd 246
1,864,118 Fevertree Drinks plc 15,677
13,194 First Milling Co 212
1,944,000 First Pacific Co 1,124
387,000 First Resources Ltd 422
1,520,483 Fomento Economico Mexicano S.A. de C.V. 12,958
1,030,634 Fomento Economico Mexicano SAB de C.V. (ADR) 88,109
236,161 Foshan Haitian Flavouring & Food Co Ltd 1,485
96,600 Fraser & Neave Holdings Bhd 609
119,195 Fresh Del Monte Produce, Inc 3,958
48,816 (c) Freshpet, Inc 7,230
11,445 Fu Jian Anjoy Foods Co Ltd 128
34,727 Fuji Oil Co Ltd 782
3,382 (a) Fujiya Co Ltd 57
143,038 Futuris Corp Ltd 633
79,100 Genting Plantations BHD 104
517,600 GFPT PCL (Foreign) 145
149,774 Glanbia plc 2,068
10,475 Godfrey Phillips India Ltd 638
4,825,425 Golden Agri-Resources Ltd 936
467,500 Great Wall Enterprise Co Ltd 734
352,136 (c) Greencore Group plc 853
41,836 Grieg Seafood ASA 228
141,896 Gruma SAB de C.V. 2,218
1,047,041 (a) Grupo Bimbo S.A. de C.V. (Series A) 2,774
158,600 Guan Chong Bhd 140
89,345 Guangdong Haid Group Co Ltd 600
112,464 Gujarat Ambuja Exports Ltd 163
2,523 (a),(c) Hain Celestial Group, Inc 16
7,885 (c) Halwani Brothers Co 111

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
42,064 (c) Harim Holdings Co Ltd $ 155
172,314 Health & Happiness H&H International Holdings Ltd 195
65,700 Hebei Yangyuan Zhihui Beverage Co Ltd 206
85,532 Heilongjiang Agriculture Co Ltd 173
256,789 Heineken Holding NV 15,396
119,400 Heineken Malaysia Bhd 644
2,850,294 Heineken NV 203,138
139,923 Henan Shuanghui Investment & Development Co Ltd 498
28,689 Heritage Foods Ltd 162
186,084 Hershey Co 31,513
222,564 Hilton Food Group plc 2,527
33,088 (c) Hindustan Foods Ltd 199
22,675 (c) Hite Jinro Co Ltd 299
44,562 House Foods Corp 818
530,600 Ichitan Group PCL 228
12,625 Imperial Tobacco Group plc 404
1,846,709 Indofood CBP Sukses Makmur Tbk PT 1,305
291,423 (a) Inghams Group Ltd 573
45,950 Ingredion, Inc 6,321
348,353 Inner Mongolia Yili Industrial Group Co Ltd 1,441
9,135,000 (c),(d) Inti Agri Resources Tbk PT 0 ^
1,783,506 IOI Corp BHD 1,547
424,500 I-TAIL Corp PCL 277
2,749,863 ITC Ltd 15,505
43,000 Ito En Ltd 966
72,940 Itoham Yonekyu Holdings, Inc 1,828
408,612 (a) Japan Tobacco, Inc 10,482
4,685,000 Japfa Comfeed Indonesia Tbk PT 563
645,582 JBS S.A. 3,811
1,842 JDE Peet's NV 32
54,226 Jiangsu King's Luck Brewery JSC Ltd 336
62,181 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 712
13,046 J-Oil Mills, Inc 179
60,646 (a) Kagome Co Ltd 1,140
10,900 Kameda Seika Co Ltd 289
23,394 Kaveri Seed Co Ltd 238
139,823 Kerry Group plc (Class A) 13,485
665,611 Keurig Dr Pepper, Inc 21,379
80,397 Kewpie Corp 1,710
456,300 Kikkoman Corp 5,067
149,525 (a) Kirin Brewery Co Ltd 1,941
78,900 Kotobuki Spirits Co Ltd 1,086
590,821 Kraft Heinz Co 18,144
42,521 KRBL Ltd 149
86,388 KT&G Corp 6,251
392,195 Kuala Lumpur Kepong BHD 1,912
30,892 Kweichow Moutai Co Ltd 6,450
3,764 Lassonde Industries, Inc 484
2,383 (a) Lassonde Industries, Inc 306
204,012 Leroy Seafood Group ASA 881
67,332 Lian HWA Food Corp 284
725,109 Lien Hwa Industrial Corp 1,121
15 Lindt & Spruengli AG. 166
3,020 (c) Lotte Chilsung Beverage Co Ltd 229
1,838 (c) Lotte Wellfood Co Ltd 139
810 Lotus Bakeries NV 9,066
294,100 LT Foods Ltd 1,436
73,423 Luzhou Laojiao Co Ltd 1,259
57,700 M Dias Branco S.A. 187
288,553 Maple Leaf Foods, Inc 4,083
266,178 Marfrig Global Foods S.A. 734
431,884 Marico Ltd 3,223

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
28,800 Maruha Nichiro Corp $ 554
36,387 Megmilk Snow Brand Co Ltd 637
59,085 MEIJI Holdings Co Ltd 1,202
58,371 Mezzan Holding Co KSCC 170
255,300 (c) Minerva S.A. 210
10,600 Mitsui Sugar Co Ltd 227
11,218 Modern Mills Co 123
4,925,006 Mondelez International, Inc 294,171
873,357 (c) Monster Beverage Corp 45,904
52,158 Morinaga & Co Ltd 900
554,226 Morinaga Milk Industry Co Ltd 10,310
9,387 Mowi ASA 161
19,551 Mrs Bectors Food Specialities Ltd 374
281,338 Muyuan Foods Co Ltd 1,482
108,000 Namchow Holdings Co Ltd 164
116,207 (c) National Agriculture Development Co 763
285,688 Nestle India Ltd 7,234
50,314 Nestle Malaysia Bhd 1,124
2,460,813 Nestle S.A. 201,893
149,105 (c) New Hope Liuhe Co Ltd 183
590,092 Nichirei Corp 15,647
31,497 (a) Nippon Flour Mills Co Ltd 436
67,500 Nippon Meat Packers, Inc 2,184
233,759 Nippon Suisan Kaisha Ltd 1,330
19,122 Nisshin Oillio Group Ltd 625
161,300 Nisshin Seifun Group, Inc 1,880
251,800 Nissin Food Products Co Ltd 6,083
1,744,000 (a),(b) Nongfu Spring Co Ltd 7,539
3,409 (c) NongShim Co Ltd 862
63,745 (a) Oceana Group Ltd 228
18,247 (c) Orion Corp/Republic of Korea 1,260
93,585 (c) Orion Holdings Corp 952
17,664 Orkla ASA 153
706,100 Osotspa PCL 430
1,254 (c) Ottogi Corp 335
2,389,344 PepsiCo, Inc 363,324
365,383 Pernod-Ricard S.A. 41,283
243 Philip Morris CR AS. 168
3,507,960 Philip Morris International, Inc 422,183
17,000 Piccadily Agro Industries Ltd 180
434,341 PPB Group BHD 1,204
1,729,131 Premier Foods plc 4,061
35,854 (a) Premium Brands Holdings Corp 1,972
163,038 Prima Meat Packers Ltd 2,295
1,568,520 Primo Brands Corp 48,263
409,800 PT Astra Agro Lestari Tbk 158
282,700 (c) PT Gudang Garam Tbk 233
3,763,009 PT Indofood Sukses Makmur Tbk 1,800
1,090,000 QL Resources Bhd 1,160
60,269 Radico Khaitan Ltd 1,833
15,765 Remy Cointreau S.A. 955
12,500 Riken Vitamin Co Ltd 194
277,900 RLX Technology, Inc (ADR) 600
60,708 Rogers Sugar, Inc 248
38,963 Royal Unibrew A.S. 2,744
14,294 S Foods, Inc 248
23,555 Sakata Seed Corp 517
63,661 Salmar ASA 3,026
3,349 Samyang Foods Co Ltd 1,730
2,268 (c) Samyang Holdings Corp 101
124,300 Sao Martinho S.A. 467
89,100 Sappe PCL 177

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
48,986 Sapporo Holdings Ltd $ 2,581
214,392 Saputo, Inc 3,727
12,081 Saudia Dairy & Foodstuff Co 1,086
115,451 Savola Group 1,128
2,975,600 (c) Sawit Sumbermas Sarana Tbk PT 240
166,814 (b) Scandinavian Tobacco Group A.S. 2,208
9,280 Schouw & Co 695
162 Seaboard Corp 394
58,542 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,478
10,187 Showa Sangyo Co Ltd 183
529,285 (c) Shree Renuka Sugars Ltd 243
1,740,778 Sime Darby Plantation Bhd 1,926
24,410 (c) Sinad Holding Co 89
136,154 SLC Agricola S.A. 386
1,543,171 (a),(b) Smoore International Holdings Ltd 2,624
263,000 Standard Foods Corp 294
42,847 Strauss Group Ltd 811
44,643 Suedzucker AG. 480
17,446 Sula Vineyards Ltd 85
60,641 (c) SunOpta, Inc 468
26,300 Suntory Beverage & Food Ltd 836
626,100 Ta Ann Holdings Bhd 599
467,000 (c) Taiwan TEA Corp 286
112,003 Takara Holdings, Inc 962
3,692 Tanmiah Food Co 119
504,859 Tata Consumer Products Ltd 5,384
995,693 Tate & Lyle plc 8,096
2,271,800 Thai Union Group PCL 864
399,230 Thai Vegetable Oil PCL (Foreign) 269
123,646 (a) Tiger Brands Ltd 1,894
61,907 Tilaknagar Industries Ltd 304
1,863,301 Tingyi Cayman Islands Holding Corp 2,419
69,900 Toyo Suisan Kaisha Ltd 4,740
157,883 Treasury Wine Estates Ltd 1,106
118,700 Tres Tentos Agroindustrial S.A. 264
52,366 Triveni Engineering & Industries Ltd 276
563,471 Tsingtao Brewery Co Ltd 4,102
32,893 Tsingtao Brewery Co Ltd (Class A) 365
18,000 Ttet Union Corp 81
150,910 Turning Point Brands, Inc 9,070
136,184 Ulker Biskuvi Sanayi AS 452
1,872,600 Ultrajaya Milk Industry & Trading Co Tbk PT 210
4,120,934 Uni-President Enterprises Corp 10,160
560,300 United Plantations BHD 3,894
247,177 United Spirits Ltd 4,686
696,220 Universal Robina Corp 947
960,199 Varun Beverages Ltd 7,161
317,864 Vina Concha y Toro S.A. 348
32,652 (a) Viscofan S.A. 2,065
225,110 (c) Vital Farms, Inc 8,484
636,000 (a) Vitasoy International Holdings Ltd 830
45,210 VST Industries Ltd 178
4,606,694 Want Want China Holdings Ltd 2,694
307,800 Weilong Delicious Global Holdings Ltd 284
366,070 Wens Foodstuffs Group Co Ltd 828
7,116,300 (b) WH Group Ltd 5,484
1,643,411 Wilmar International Ltd 3,730
99,321 Wuliangye Yibin Co Ltd 1,906
97,239 Yakult Honsha Co Ltd 1,842
90,100 Yamazaki Baking Co Ltd 1,678
392,000 Yihai International Holding Ltd 758
87,200 Yihai Kerry Arawana Holdings Co Ltd 390

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
903,000 (a),(b) Zhou Hei Ya International Holdings Co Ltd $ 202
13,152 Zydus Wellnes Ltd 303
TOTAL FOOD, BEVERAGE & TOBACCO 2,903,583
HEALTH CARE EQUIPMENT & SERVICES - 4.0%
4,274,901 Abbott Laboratories 483,534
302,617 (c) Acadia Healthcare Co, Inc 11,999
18,660 (c) Addus HomeCare Corp 2,339
102,500 (a),(c) Adicon Holdings Ltd 119
168,987 Advanced Medical Solutions Group plc 418
232,449 Aier Eye Hospital Group Co Ltd 422
444,000 (a),(b) AK Medical Holdings Ltd 275
65,666 Al Hammadi Holding 671
435,907 Alcon, Inc 36,959
136,700 Alfresa Holdings Corp 1,870
171,351 (c) Align Technology, Inc 35,728
1,858,618 (c) Alphatec Holdings, Inc 17,062
99,721 (b) Ambea AB 869
366,576 Ambu A.S. 5,307
9,743 (c) Amedisys, Inc 885
96,792 AmerisourceBergen Corp 21,747
682,242 Amplifon S.p.A. 17,580
34,200 Amvis Holdings, Inc 158
16,154 (a) Andlauer Healthcare Group, Inc 474
34,000 (a),(b) Angelalign Technology, Inc 257
814,990 (c) Angiodynamics, Inc 7,465
695,039 Ansell Ltd 14,522
349,632 Apollo Hospitals Enterprise Ltd 29,750
154,700 (a),(c) Ardent Health Partners, Inc 2,642
736,246 Arjo AB 2,413
43,088 As One Corp 720
448,800 Asahi Intecc Co Ltd 7,282
151,239 (b) Aster DM Healthcare Ltd 906
459,070 (c) AtriCure, Inc 14,029
354,826 (b) Attendo AB 1,636
16,100 Autobio Diagnostics Co Ltd 96
24,150 (c) Axogen, Inc 398
1,076,200 Bangkok Chain Hospital PCL 483
4,490,071 Bangkok Dusit Medical Services PCL 3,223
438,085 Becton Dickinson & Co 99,388
67,552 BioMerieux 7,230
579,120 (c) Bioventus, Inc 6,081
15,045 BML, Inc 276
2,610,420 (c) Boston Scientific Corp 233,163
788,050 (a),(c) BrightSpring Health Services, Inc 13,421
419 (a),(c) Brookdale Senior Living, Inc 2
216,438 Bumrungrad Hospital PCL 1,264
73,462 Cardinal Health, Inc 8,688
630 Carl Zeiss Meditec AG. 30
297,641 (c) Centene Corp 18,031
74,576 (c) Certara, Inc 794
37,366 (c) Chabiotech Co Ltd 289
4,568 Chemed Corp 2,420
30,700 China National Medicines Corp Ltd 144
723,500 China Resources Medical Holdings Co Ltd 369
4,203,000 Chularat Hospital PCL 301
815,870 Cigna Group 225,294
14,752 (c) Classys, Inc 474
12,726 Cochlear Ltd 2,279
117,299 Coloplast A.S. 12,852
22,441 (a) CompuGroup Medical SE & Co KgaA 502
4,510,680 (b) ConvaTec Group plc 12,468
92,174 (c) Cooper Cos, Inc 8,474

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
21,612 Craneware plc $ 571
116,110 (a),(c) CVRx, Inc 1,471
54,648 CVS Group plc 576
384,456 CVS Health Corp 17,258
14,673 Dallah Healthcare Co 586
14,611 (c) DaVita, Inc 2,185
1,557 (c) Demant A.S. 57
227,176 (c) dentalcorp Holdings Ltd 1,310
5,873 Dentium Co Ltd 247
1,725,665 (c) DexCom, Inc 134,205
349 DiaSorin S.p.A. 36
159,815 (c) Doximity, Inc 8,533
30,870 (b) Dr Lal PathLabs Ltd 1,080
83,578 Dr Sulaiman Al Habib Medical Services Group Co 6,237
6,027 Draegerwerk AG. 290
113,492 EBOS Group Ltd 2,353
11,270 Eckert & Ziegler Strahlen- und Medizintechnik AG. 517
851,502 (c) Edwards Lifesciences Corp 63,037
27,100 Eiken Chemical Co Ltd 367
30,950 El.En. S.p.A 374
290,976 Elekta AB (B Shares) 1,607
824,025 Elevance Health, Inc 303,983
230,969 Encompass Health Corp 21,330
129,610 (c) Enhabit, Inc 1,012
33,241 (c) Enovis Corp 1,459
30,140 Ensign Group, Inc 4,004
5,401 (c) Entero Healthcare Solutions Ltd 90
5,186 (a) Equasens 238
1,060,095 Essilor International S.A. 258,589
256,288 (a),(c) Establishment Labs Holdings, Inc 11,807
179,900 (c) Evolent Health, Inc 2,024
44,537 (a) Extendicare, Inc 329
126,609 Fagron NV 2,198
1,080,486 Fisher & Paykel Healthcare Corp 23,223
200,982 Fleury S.A. 393
1,309,830 Fortis Healthcare Ltd 10,987
752,986 Fresenius Medical Care AG. 34,284
6,585 Fresenius SE 229
11,300 Fukuda Denshi Co Ltd 519
38,283 (b) Galenica AG. 3,137
84,100 (c) GeneDx Holdings Corp 6,464
3,573 Getinge AB (B Shares) 59
113,114 (c) Glaukos Corp 16,960
66,947 (c) Global Health Ltd 842
211,289 (c) Globus Medical, Inc 17,476
39,412 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 153
675 (c) Guardant Health, Inc 21
125,300 (a) Gushengtang Holdings Ltd 543
16,712 Hanmi Science Co Ltd 330
2,033,838 (b),(c) Hapvida Participacoes e Investimentos S.A. 734
1,246,500 Hartalega Holdings Bhd 1,100
438,721 HCA, Inc 131,682
405,363 (a) Healius Ltd 342
6,142 (c) HealthCare Global Enterprises Ltd 35
220,853 (c) HealthEquity, Inc 21,191
39,500 (c) Henry Schein, Inc 2,733
871,170 (a),(c) Hims & Hers Health, Inc 21,065
77,096 (c) HLB Life Science CO Ltd 519
97,520 (c) HLB, Inc 4,788
16,100 (a) Hogy Medical Co Ltd 484
298,596 (c) Hoya Corp 37,058
42,278 Huadong Medicine Co Ltd 200

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
192,258 Humana, Inc $ 48,778
272,400 (a),(b),(c) Hygeia Healthcare Holdings Co Ltd 495
24,986 (c) IDEXX Laboratories, Inc 10,330
871,989 IHH Healthcare Bhd 1,424
55,356 (c) Inmode Ltd 924
60,311 (c) Inspire Medical Systems, Inc 11,180
39,904 (c) Insulet Corp 10,418
107,530 (c) Integer Holdings Corp 14,250
867,641 (c) Intuitive Surgical, Inc 452,874
33,500 Japan Lifeline Co Ltd 292
29,450 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 147
1,497,500 (a),(b) Jinxin Fertility Group Ltd 514
18,400 (c) JMDC, Inc 456
47,090 (a),(c) Joint Corp 501
120,466 Jointown Pharmaceutical Group Co Ltd 85
10,848 Jupiter Life Line Hospitals Ltd 197
244,000 (a) Kangji Medical Holdings Ltd 196
666,565 Koninklijke Philips Electronics NV 16,885
73,665 (a) Korian-Medica 159
1,189,600 Kossan Rubber Industries Bhd 752
3,280,300 KPJ Healthcare Bhd 1,781
178,930 (b),(c) Krishna Institute of Medical Sciences Ltd 1,246
25,734 Labcorp Holdings, Inc 5,901
172,482 (c) Lantheus Holdings, Inc 15,430
1,231,259 Life Healthcare Group Holdings Ltd 1,069
129,470 (a),(c) LifeMD, Inc 641
2,538,000 (a),(c) Lifetech Scientific Corp 453
338,070 (c) LivaNova plc 15,656
17,765 (c) Lunit, Inc 759
86,900 M3, Inc 753
60,663 Mani, Inc 692
559,368 Max Healthcare Institute Ltd 7,353
92,522 McKesson Corp 52,729
5,388 (b) Medacta Group S.A. 633
142,900 Mediceo Paltac Holdings Co Ltd 2,149
53,493 Medicover AB 926
4,913,200 Medikaloka Hermina Tbk PT 498
17,400 (c) Medley, Inc 419
197,000 (a),(b) Medlive Technology Co Ltd 250
21,357 (a),(b) Medmix AG. 208
302,487 Medtronic plc 24,163
44,084 Menicon Co Ltd 389
350,881 (c) Merit Medical Systems, Inc 33,937
156 Metall Zug AG.(B Shares) 194
24,367 (b),(c) Metropolis Healthcare Ltd 590
146,000 MicroPort NeuroTech Ltd 160
621,700 (a) Microport Scientific Corp 507
34,426 (c) Middle East Healthcare Co 629
47,300 Miraca Holdings, Inc 767
8,171,900 Mitra Keluarga Karyasehat Tbk PT 1,290
40,401 (b),(c) MLP Saglik Hizmetleri AS. 436
17,447 (c) Molina Healthcare, Inc 5,078
40,948 Mouwasat Medical Services Co 926
16,936 Nagaileben Co Ltd 236
52,122 Nakanishi, Inc 786
216,889 (a),(c) Nanosonics Ltd 403
57,118 Narayana Hrudayalaya Ltd 847
18,636 National Medical Care Co 829
1,120,328 Network Healthcare Holdings Ltd 886
220,500 (a),(b),(c),(d) New Horizon Health Ltd 100
123,554 Nihon Kohden Corp 1,678
120,352 Nipro Corp 1,140

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
159,379 (c),(d) NMC Health plc $ 0 ^
211,350 Odontoprev S.A. 372
228,968 Olympus Corp 3,419
192,800 (c) Oncoclinicas do Brasil Servicos Medicos S.A. 73
280,161 (c) Option Care Health, Inc 6,500
54,440 (a),(c) Orpea S.A. 342
1,589 (c) Orthofix Medical, Inc 28
30,644 Paramount Bed Holdings Co Ltd 525
33,885 Pegavision Corp 389
345,830 (c) Pennant Group, Inc 9,171
21,779 (c) Penumbra, Inc 5,172
20,700 (a) PHC Holdings Corp 125
79,000 (c),(d) Pihsiang Machinery Manufacturing Co Ltd 0 ^
23,620 Poly Medicure Ltd 721
462,181 (c) PolyNovo Ltd 580
30,660 Premier, Inc 650
582,060 (c) Privia Health Group, Inc 11,379
48,864 Pro Medicus Ltd 7,548
96,570 (c) Pulmonx Corp 656
33,999 Quest Diagnostics, Inc 5,129
346,579 (c) RadNet, Inc 24,205
688,099 Raffles Medical Group Ltd 428
41,762 Rainbow Children's Medicare Ltd 731
35,401 Ramsay Health Care Ltd 755
286,676 (b) Rede D'Or Sao Luiz S.A. 1,179
91,709 Regis Healthcare Ltd 340
16,325 Revenio Group Oyj 450
3,161,700 Riverstone Holdings Ltd 2,524
48,540 (c) RxSight, Inc 1,669
459,007 Ryman Healthcare Ltd 1,210
309,190 Saudi Chemical Co Holding 764
30,741 (c) SD Biosensor, Inc 213
107,571 (a) Sectra AB 2,692
97,672 Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 221
1,071,882 Shandong Weigao Group Medical Polymer Co Ltd 635
138,500 Shanghai Conant Optical Co Ltd 444
174,000 (a),(c) Shanghai MicroPort MedBot Group Co Ltd 211
68,232 Shanghai Pharmaceuticals Holding Co Ltd - A 196
362,427 Shanghai Pharmaceuticals Holding Co Ltd - H 588
19,707 Shanghai United Imaging Healthcare Co Ltd 341
149,622 Shenzhen Mindray Bio-Medical Electronics Co Ltd 5,226
17,600 Shenzhen New Industries Biomedical Engineering Co Ltd 171
845,803 Ship Healthcare Holdings, Inc 11,818
842,360 (c) SI-BONE, Inc 11,810
350,455 (b) Siemens Healthineers AG. 18,506
67,253 (a) Sienna Senior Living, Inc 731
1,097,584 Sigma Healthcare Ltd 1,774
546,587 Sinopharm Group Co Ltd 1,491
627,097 Smith & Nephew plc 7,771
87,853 Sonic Healthcare Ltd 1,465
39,594 Sonova Holdings AG 12,948
716,591 (b) Spire Healthcare Group plc 2,027
1,145,900 Sri Trang Gloves Thailand PCL 330
6,821 STRATEC SE 211
78,502 (a) Straumann Holding AG. 9,888
302,142 Stryker Corp 108,786
1,524,701 (c) Supermax Corp Bhd 453
29,166 (a),(c) Surgical Science Sweden AB 411
265,300 Suzuken Co Ltd 7,927
655,732 Sysmex Corp 12,023
331,566 (c) Tactile Systems Technology, Inc 5,680
44,000 TaiDoc Technology Corp 195

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
380,990 (c) Talkspace, Inc $ 1,177
910,841 (c) Teladoc Health, Inc 8,280
26,700 Teleflex, Inc 4,752
558,333 (c) Tenet Healthcare Corp 70,478
1,433,775 Terumo Corp 27,680
277,500 Thonburi Healthcare Group PCL 129
38,230 Toho Pharmaceutical Co Ltd 1,031
9,909 (a) Tokai Corp (GIFU) 143
3,615,500 (c) Top Glove Corp Bhd 1,082
347,220 (a),(c) Treace Medical Concepts, Inc 2,583
179,950 Uniphar plc 395
2,121,317 UnitedHealth Group, Inc 1,073,089
17,751 Universal Health Services, Inc (Class B) 3,185
38,425 Universal Vision Biotechnology Co Ltd 234
368,779 (c) Veeva Systems, Inc 77,536
156,500 (b),(c),(d) Venus MedTech Hangzhou, Inc 0 ^
54,160 (c) Viemed Healthcare, Inc 434
46,530 Vijaya Diagnostic Centre Pvt Ltd 573
100,928 (c) Vimian Group AB 364
27,000 Visco Vision, Inc 147
169,420 (c) Waystar Holding Corp 6,218
174,279 (c) Well Health Technologies Corp 832
104,805 (c) Xvivo Perfusion AB 4,620
429,900 (a),(b),(c) Yidu Tech, Inc 264
3,333 Ypsomed Holding AG. 1,203
480,474 Zimmer Biomet Holdings, Inc 50,752
162,500 (b),(c) Zylox-Tonbridge Medical Technology Co Ltd 246
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,974,001
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
355,398 (c) Amorepacific Corp 25,150
23,585 (c) AMOREPACIFIC Group 331
11,730 (c) APR Corp 394
702,978 Beiersdorf AG. 90,294
493,167 (c) BellRing Brands, Inc 37,155
9,649 Bloomage Biotechnology Corp Ltd 68
825,000 (a),(b) Blue Moon Group Holdings Ltd 328
2,576 (c) C&C International Corp 79
601,826 Church & Dwight Co, Inc 63,017
96,087 Colgate-Palmolive Co 8,735
116,878 Colgate-Palmolive India Ltd 3,656
6,686 Cosmax, Inc 672
4,832 (c) Cosmecca Korea Co Ltd 179
3,150 (c) Coty, Inc 22
446,059 Dabur India Ltd 2,639
10,730 Earth Chemical Co Ltd 380
113,717 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 153
32,339 (a),(c) elf Beauty, Inc 4,060
150,588 Emami Ltd 1,055
50,900 Energizer Holdings, Inc 1,776
9,480 Essity AB 253
840 Estee Lauder Cos (Class A) 63
266,600 (b) Giant Biogene Holding Co ltd 1,702
4,058 Gillette India Ltd 453
351,925 Godrej Consumer Products Ltd 4,440
90,000 Grape King Bio Ltd 410
39,317,390 Haleon plc 185,387
1,448,917 (a) Haleon plc (ADR) 13,823
665,136 Hengan International Group Co Ltd 1,920
19,264 Henkel KGaA 1,485
169,002 Henkel KGaA (Preference) 14,828
334,998 Hindustan Lever Ltd 9,098
74,570 (c) Honasa Consumer Ltd 222

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
1,078,520 (c) Honest Co, Inc $ 7,474
27,210 (c) Hyundai Bioscience Co Ltd 260
34,599,600 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,268
18,537 (a) Inter Parfums S.A. 784
29,205 Intercos S.p.A 419
34,897 (a),(b) Jamieson Wellness, Inc 891
126,668 Jyothy Labs Ltd 586
453,022 (a) Kao Corp 18,330
444,100 Karmarts PCL 143
5,395,783 Kenvue, Inc 115,200
1,208,818 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 1,704
36,900 (a) Kobayashi Pharmaceutical Co Ltd 1,457
12,171 (c) Kolmar Korea Co Ltd 451
24,000 (a) Kose Corp 1,092
7,675 (c) LG Household & Health Care Ltd 1,579
187,000 (a) Lion Corp 2,095
253,405 L'Oreal S.A. 89,706
334,880 (c) Microbio Co Ltd 337
21,298 Milbon Co Ltd 473
713,264 Natura & Co Holding S.A. 1,472
31,100 Noevir Holdings Co Ltd 964
24,905 (a),(c) Oddity Tech Ltd 1,047
54,477 (c) Ontex Group NV 473
3,381 (a) Pharmanutra S.p.A 191
616,900 (a) Pigeon Corp 5,710
1,141,900 (a) Pola Orbis Holdings, Inc 10,369
2,935,375 Procter & Gamble Co 492,116
6,577,810 PT Unilever Indonesia Tbk 771
855,428 (c) Puig-Group SL 15,771
181,745 PZ Cussons plc 185
10,873 Reckitt Benckiser Group plc 658
145,490 Rohto Pharmaceutical Co Ltd 2,651
42,057 Sarantis S.A. 473
121,200 (a) Shanghai Chicmax Cosmetic Co Ltd 541
298,290 Shiseido Co Ltd 5,275
52,900 Spectrum Brands Holdings, Inc 4,470
84,000 TCI Co Ltd 315
814,707 Uni-Charm Corp 6,716
6,901,928 Unilever plc 392,172
8,185 Unilever plc 466
17,612 (c) VT Co Ltd 475
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,661,757
INSURANCE - 3.1%
251,893 Admiral Group plc 8,322
1,316,700 Aegon NV 7,835
79,073 Aflac, Inc 8,179
2,511 Ageas S.A. 122
16,766,243 AIA Group Ltd 120,430
32,360 (c) Al Rajhi Co for Co-operative Insurance 1,478
372,808 Allianz AG. 114,587
628,291 Allstate Corp 121,128
2,481,863 Alm Brand AS 4,841
618,136 (c) AMBAC Financial Group, Inc 7,819
39,850 American Financial Group, Inc 5,457
2,646,796 American International Group, Inc 192,687
107,060 Amerisafe, Inc 5,518
57,398 Anadolu Hayat Emeklilik AS 169
154,102 Anadolu Sigorta 453
340,161 Aon plc 122,172
2,085,970 Arch Capital Group Ltd 192,639
153,347 ASR Nederland NV 7,293
14,560 Assicurazioni Generali S.p.A. 412

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
30,962 Assurant, Inc $ 6,602
31,913 Assured Guaranty Ltd 2,872
85,119 AUB Group Ltd 1,642
4,453,854 Aviva plc 26,105
2,880,391 AXA S.A. 102,512
727,084 Axis Capital Holdings Ltd 64,434
665 Baloise Holding AG. 121
242,500 Bangkok Life Assurance PCL 150
1,770,100 Bangkok Life Assurance PCL 1,095
206,700 (c) Bangkok Life Assurance PCL 128
573,846 BB Seguridade Participacoes S.A. 3,364
4,542,811 Beazley plc 46,375
27,482 Brookfield Wealth Solutions Ltd 1,581
67,989 Bupa Arabia for Cooperative Insurance Co 3,746
441,300 Caixa Seguridade Participacoes S 1,017
3,879,215 Cathay Financial Holding Co Ltd 8,068
225,000 Central Reinsurance Co Ltd 177
6,498,435 China Development Financial Holding Corp 3,404
1,289,932 China Insurance International Holdings Co Ltd 1,916
6,412,790 China Life Insurance Co Ltd 12,002
145,075 China Life Insurance Co Ltd (Class A) 833
386,200 China Pacific Insurance Group Co Ltd - A 1,803
2,254,209 China Pacific Insurance Group Co Ltd - H 7,252
372,837 Chubb Ltd 103,015
44,749 Clal Insurance Enterprises Holdings Ltd 1,052
148,900 CNO Financial Group, Inc 5,541
57,289 Co for Cooperative Insurance 2,251
86,196 Coface S.A. 1,285
342,321 Conduit Holdings Ltd 2,010
3,630,000 (a),(c),(d) Convoy Global Holdings Ltd 5
845,266 Dai-ichi Life Holdings, Inc 22,523
63,515 Definity Financial Corp 2,583
390,800 Dhipaya Group Holdings PCL 238
1,424,009 Direct Line Insurance Group plc 4,557
435,398 Discovery Ltd 4,494
38,653 Dongbu Insurance Co Ltd 2,686
113,316 Employers Holdings, Inc 5,805
232,871 Everest Re Group Ltd 84,406
19,408 Fairfax Financial Holdings Ltd 27,003
231,110 Fidelis Insurance Holdings Ltd 4,190
789,170 Fidelity National Financial, Inc 44,304
5,400 (a) FP Partner, Inc 70
6,825,283 Fubon Financial Holding Co Ltd 18,770
167,925 Gallagher (Arthur J.) & Co 47,666
3,106 Gjensidige Forsikring ASA 55
497,370 Globe Life, Inc 55,467
130,710 (c) Go Digit General Insurance Ltd 486
255,376 Great-West Lifeco Inc 8,469
1,830,040 (c) Hamilton Insurance Group Ltd 34,826
135,725 Hannover Rueckversicherung AG. 33,988
7,830 Hanover Insurance Group, Inc 1,211
628,781 Hanwha General Insurance Co Ltd 1,710
1,921,019 Hanwha Life Insurance Co Ltd 3,187
129,767 Harel Insurance Investments & Financial Services Ltd 1,791
816,353 (b) HDFC Life Insurance Co Ltd 5,873
565 Helvetia Holding AG. 93
775,240 Hiscox Ltd 10,492
284,202 Hyundai Marine & Fire Insurance Co Ltd 4,751
87,073 iA Financial Corp, Inc 8,076
187,665 (b) ICICI Lombard General Insurance Co Ltd 3,913
312,436 (b) ICICI Prudential Life Insurance Co Ltd 2,386
2,177,148 Insurance Australia Group Ltd 11,387

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
160,881 Intact Financial Corp $ 29,293
44,853 (c) IRB-Brasil Resseguros S.A. 308
1,742,494 Japan Post Holdings Co Ltd 16,410
180,300 Japan Post Insurance Co Ltd 3,312
6,306,876 Just Group plc 12,822
36,577 Kemper Corp 2,430
36,656 Kinsale Capital Group, Inc 17,050
101,704 Korean Reinsurance Co 548
636,877 Lancashire Holdings Ltd 5,254
7,703,025 Legal & General Group plc 22,118
46,600 (a),(c) Lifenet Insurance Co 535
485,270 (a) Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 545
1,603,162 Mandatum Holding Oy 7,457
1,625,414 Manulife Financial Corp 49,934
701,164 (a) Mapfre S.A. 1,778
1,361,436 Marsh & McLennan Cos, Inc 289,183
199,885 (c) Max Financial Services Ltd 2,597
2,546,545 Medibank Pvt Ltd 5,969
38,179 (c) Mediterranean and Gulf Cooperative Insurance and Reinsurance Co 264
17,084 Menora Mivtachim Holdings Ltd 700
385,933 Mercuries & Associates Holding Ltd 180
2,490,279 Mercuries Life Insurance Co Ltd 479
553 Mercury General Corp 37
1,702,678 Metlife, Inc 139,415
271,915 Migdal Insurance & Financial Holdings Ltd 512
1,187,453 Mitsui Sumitomo Insurance Group Holdings, Inc 25,646
3,301,301 Momentum Metropolitan Holdings 5,294
170,915 Muenchener Rueckver AG. 86,237
119,165 New China Life Insurance Co Ltd - A 812
852,265 New China Life insurance Co Ltd - H 2,570
380,094 nib holdings Ltd 1,288
1,081,344 NN Group NV 47,156
3,948,393 Old Mutual Ltd 2,626
197,190 Old Republic International Corp 7,136
1,355,471 (c) Oscar Health, Inc 18,218
683,932 OUTsurance Group Ltd 2,410
9,718,600 (c) Panin Financial Tbk PT 259
260,324 (c) PB Fintech Ltd 6,391
8,626,388 People's Insurance Co Group of China Ltd 4,274
729,615 People's Insurance Co Group of China Ltd (Class A) 762
10,961 Phoenix Group Holdings plc 70
143,633 Phoenix Holdings Ltd 2,096
6,073,556 PICC Property & Casualty Co Ltd 9,552
5,856,976 Ping An Insurance Group Co of China Ltd 34,377
6,475,464 Ping An Insurance Group Co of China Ltd (Class A) 46,722
442,252 (b) Poste Italiane S.p.A 6,255
515,139 (a) Power Corp of Canada 16,069
506,729 Powszechny Zaklad Ubezpieczen S.A. 5,629
66,865 Primerica, Inc 18,148
1,096,276 Progressive Corp 262,679
42,413 Protector Forsikring ASA 1,062
8,124,832 Prudential plc 64,479
1,383,559 QBE Insurance Group Ltd 16,431
242,000 (a) Qualitas Controladora SAB de C.V. 2,036
20,764 (c) Rasan Information Technology Co 477
189,691 Reinsurance Group of America, Inc (Class A) 40,524
81,993 (c) Religare Enterprises Ltd 261
66,682 RenaissanceRe Holdings Ltd 16,591
57,107 Ryan Specialty Holdings, Inc 3,664
118,147 Sampo Oyj 4,826
25,677 Samsung Fire & Marine Insurance Co Ltd 6,216
66,643 Samsung Life Insurance Co Ltd 4,265

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
1,513,938 Sanlam Ltd $ 6,970
89,605 Santam Ltd 1,864
28,510 (c) Saudi Reinsurance Co 409
388,812 (b) SBI Life Insurance Co Ltd 6,301
116,515 SCOR SE 2,853
161,970 (a) Selective Insurance Group, Inc 15,147
11,895,980 Shin Kong Financial Holding Co Ltd 4,276
105,000 Shinkong Insurance Co Ltd 341
2,344,904 Sompo Holdings, Inc 60,757
825,058 (c) Star Health & Allied Insurance Co Ltd 4,573
2,423,192 Steadfast Group Ltd 8,687
2,377,086 Storebrand ASA 25,349
530,321 Sun Life Financial, Inc 31,488
1,169,400 Suncorp-Metway Ltd 13,739
28,541 Swiss Life Holding 22,036
4,686 Swiss Re AG. 679
248,500 Syarikat Takaful Malaysia Keluarga Bhd 216
453,400 T&D Holdings, Inc 8,299
62,458 Talanx AG. 5,312
8,512,600 Thai Life Insurance PCL 2,789
136,197 Tiptree, Inc 2,841
1,730,185 Tokio Marine Holdings, Inc 62,093
50,764 Tongyang Life Insurance Co Ltd 154
130,366 Travelers Cos, Inc 31,404
37,010 (c) Trisura Group Ltd 1,004
306 (a),(c) Trupanion, Inc 15
1,361,641 Tryg A.S. 28,723
726,627 Turkiye Sigorta AS 377
711,895 (c) TWFG, Inc 21,926
384,538 Unipol Gruppo S.p.A 4,802
86,438 Uniqa Versicherungen AG. 700
298,180 (c) United Insurance Holdings Corp 4,014
479,084 Unum Group 34,988
27,691 Vienna Insurance Group AG Wiener Versicherung Gruppe 870
42,654 (c) Walaa Cooperative Insurance Co 220
184,206 Willis Towers Watson plc 57,701
16,546 Wuestenrot & Wuerttembergische AG. 199
503,300 (b),(c) ZhongAn Online P&C Insurance Co Ltd 756
311,646 Zurich Insurance Group AG 185,356
TOTAL INSURANCE 3,834,221
MATERIALS - 4.0%
137,648 Aarti Industries Ltd 658
241,659 Abou Kir Fertilizers & Chemical Industries 232
134,937 Acerinox S.A. 1,321
60,438 ADEKA Corp 1,077
280,210 (c) Advanced Emissions Solutions, Inc 2,121
45,110 Advanced Enzyme Technologies Ltd 183
7,131 (c) Advanced Nano Products Co Ltd 279
74,917 (c) Advanced Petrochemical Co 640
87,812 AECI Ltd 407
76,786 African Rainbow Minerals Ltd 612
66,625 (a) Afrimat Ltd 250
15,643 AGI Greenpac Ltd 204
524,111 Agnico Eagle Mines Ltd 40,991
424,199 Agnico-Eagle Mines Ltd 33,188
38,752 Aica Kogyo Co Ltd 809
731,061 Air Liquide 118,841
151,592 Air Products & Chemicals, Inc 43,968
148,800 Air Water, Inc 1,803
27,656 Akcansa Cimento AS 141
9,493 Akzo Nobel India Ltd 398
166,363 Akzo Nobel NV 9,986

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
105,396 Al Masane Al Kobra Mining Co $ 1,893
689,477 Alamos Gold, Inc 12,720
70,284 (a) Albemarle Corp 6,050
99,052 Alcoa Corp 3,742
70,378 Algoma Steel Group, Inc 689
14,012 Alkyl Amines Chemicals 288
46,803 (c) Allegheny Technologies, Inc 2,576
153,247 Alleima AB 1,041
137,120 (c) Allied Gold Corp 325
33,000 Allied Supreme Corp 308
292,100 (a) Alpek SAB de C.V. 183
648,598 (c) Alpha HPA Ltd 357
31,177 (a) Altius Minerals Corp 577
57,606 (a) Altri SGPS S.A. 318
28,369 Alujain Corp 289
1,765,964 Aluminum Corp of China Ltd 1,013
1,917,487 Aluminum Corp of China Ltd (Class A) 1,931
530,350 Ambuja Cements Ltd 3,311
13,588 Amcor plc 128
4,969 American Vanguard Corp 23
24,579 (a) AMG Advanced Metallurgical Group NV 353
5,323,200 (c) Amman Mineral Internasional PT 2,792
172,379 (a) Anglo American Platinum Ltd 5,200
2,606,662 Anglo American plc 77,072
479,212 AngloGold Ashanti UK Ltd 10,718
561,565 Anhui Conch Cement Co Ltd 1,430
91,645 Anhui Conch Cement Co Ltd (Class A) 299
460,696 Antofagasta plc 9,126
18,784 Anupam Rasayan India Ltd 158
31,965 APERAM S.A. 837
142,895 APL Apollo Tubes Ltd 2,611
23,158 Aptargroup, Inc 3,638
163,459 Arabian Cement Co 1,130
334,943 ArcelorMittal S.A. 7,782
29,351 Archean Chemical Industries Ltd 229
58,034 ARE Holdings, Inc 627
101,419 (c) Aris Mining Corp 356
318,139 Arkema 24,208
1,130,108 Asahi Kasei Corp 7,787
8,700 Asahi Organic Chemicals Industry Co Ltd 246
138 Ashland, Inc 10
916,044 Asia Cement Corp 1,128
12,981 (c),(d) Asia Pacific Investment Partners Limited 0 ^
324,632 Asian Paints Ltd 8,637
392,830 (c) Aspen Aerogels, Inc 4,667
71,249 Atalaya Mining plc 318
12,057 Atul Ltd 979
25,534 Aurubis AG. 2,033
142 Avery Dennison Corp 27
6,181,800 Avia Avian Tbk PT 153
521,428 Avient Corp 21,306
1,497,403 (c) Axalta Coating Systems Ltd 51,241
86,583 (c) Aya Gold & Silver, Inc 647
1,886,294 B2Gold Corp 4,619
11,265 Balaji Amines Ltd 235
2,793,680 Baoshan Iron & Steel Co Ltd 2,678
18,913,638 Barito Pacific Tbk PT 1,076
1,483,770 Barrick Gold Corp 23,008
9,291 BASF India Ltd 603
438,086 BASF SE 19,211
63,899 (c) Baticim Bati Anadolu Cimento Sanayii AS 256
11,343 Bayer CropScience Ltd 734

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
304,000 BBMG Corp (Class H) $ 31
30,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 54
28,281 Bekaert S.A. 980
895,942 (c) Bellevue Gold Ltd 620
86,008 Berry Global Group, Inc 5,562
7,749,065 BHP Billiton Ltd 189,037
328,091 (a) BHP Group Ltd 8,018
176,251 Billerud AB 1,615
4,000 (a),(c),(d) Bio On Spa 0 ^
28,588 Birla Corp Ltd 412
371,828 BlueScope Steel Ltd 4,299
4,270 Boliden AB 120
19,849 (c) Borusan Mannesmann Boru Sanayi ve Ticaret AS. 242
294,305 Boubyan Petrochemicals Co KSCP 621
207,700 Bradespar S.A. 557
111,100 (c) Braskem S.A. 212
220,551 Breedon Group plc 1,230
61,328 Brickworks Ltd 972
67,020 Buzzi Unicem S.p.A. 2,474
20,800 C Uyemura & Co Ltd 1,425
1,697,886 (c) Calibre Mining Corp 2,540
45,474 (c) Canfor Corp 480
45,797 (c) CAP S.A. 242
244,245 (c) Capricorn Metals Ltd 944
429,265 (c) Capstone Copper Corp 2,655
85,783 Carborundum Universal Ltd 1,281
65,810 Carpenter Technology Corp 11,169
58,955 (a) Cascades, Inc 488
312,228 Castrol India Ltd 718
23,397 Cathay Biotech, Inc 124
127,041 CCL Industries 6,536
149,818 Celanese Corp (Series A) 10,369
90,226 Cementir Holding NV 988
442,775 Cementos Argos S.A. 1,025
12,944,130 Cemex S.A. de C.V. 7,251
1,027,094 Centerra Gold, Inc 5,845
281,980 (c) Century Aluminum Co 5,138
138,000 Century Iron & Steel Industrial Co Ltd 689
45,282 Century Plyboards India Ltd 390
41,481 Century Textiles & Industries Ltd 1,214
35 CF Industries Holdings, Inc 3
138,584 Chambal Fertilisers and Chemicals Ltd 797
302,661 Champion Iron Ltd 1,074
6,663,400 Chandra Asri Pacific Tbk PT 3,105
59,219 (c) Chemplast Sanmar Ltd 346
632,000 Cheng Loong Corp 366
350,880 Chia Hsin Cement Corp 182
29,700 Chifeng Jilong Gold Mining Co Ltd 64
1,448,000 China BlueChemical Ltd 400
1,149,605 China Hongqiao Group Ltd 1,725
101,429 China Jushi Co Ltd 158
1,236,000 (c) China Man-Made Fiber Corp 278
150,000 China Metal Products 142
2,663,614 China Molybdenum Co Ltd 1,786
951,344 China Molybdenum Co Ltd (Class A) 866
7,946,276 (a) China National Building Material Co Ltd 3,590
1,100,000 China Nonferrous Mining Corp Ltd 736
91,329 China Northern Rare Earth Group High-Tech Co Ltd 265
1,444,000 China Oriental Group Co Ltd 213
2,855,000 China Petrochemical Development Corp 639
38,700 China Rare Earth Resources And Technology Co Ltd 149
3,550,000 China Resources Cement Holdings Ltd 718

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
706,000 (a) China Risun Group Ltd $ 251
110,000 China Steel Chemical Corp 309
4,917,568 China Steel Corp 2,945
2,602,251 China XLX Fertiliser Ltd 1,370
4,462,240 (a),(c),(d) China Zhongwang Holdings Ltd 6
23,078 Chugoku Marine Paints Ltd 344
712,000 Chung Hung Steel Corp 385
328,000 Chung Hwa Pulp Corp 165
123,476 (c) Cia Brasileira de Aluminio 94
94,400 Cia de Ferro Ligas da Bahia FERBASA 125
199,360 Cia de Minas Buenaventura S.A. (ADR) (Series B) 2,297
259,223 Cia Siderurgica Nacional S.A. 371
300,629 Cimsa Cimento Sanayi VE Ticaret AS. 396
132,100 Citic Pacific Special Steel Group Co Ltd 206
51,901 City Cement Co 251
3,263 Clariant AG. 36
20,523 Clean Science & Technology Ltd 341
415,284 (c) Cleveland-Cliffs, Inc 3,904
1,358,090 (c) Coeur Mining, Inc 7,768
320,764 Commercial Metals Co 15,910
86,132 (c) Companhia Vale do Rio Doce 5
201,300 Compass Minerals International, Inc 2,265
1,103,113 (c) Constellium SE 11,329
41,611 Corbion NV 930
95,978 Coromandel International Ltd 2,104
626,223 (b) Coronado Global Resources, Inc 295
3,225,278 Corteva, Inc 183,712
28,489 (a) Corticeira Amorim SGPS S.A. 237
21,928 (c) Cosmochemical Co Ltd 225
183,735 (c) Covestro AG. 11,039
63,000 CPMC Holdings Ltd 58
1,757,976 CRH plc 162,648
131,095 CRH plc 12,135
59,985 Croda International plc 2,537
124,065 Crown Holdings, Inc 10,259
220,100 CSG Holding Co Ltd 65
1,389,200 D&L Industries, Inc 146
9,018 (c) Daelim Industrial Co 192
175,200 Daicel Chemical Industries Ltd 1,548
92,755 Daido Steel Co Ltd 696
484,701 (a) Dainippon Ink and Chemicals, Inc 10,359
66,699 Daio Paper Corp 352
73,330 (c) Dakota Gold Corp 161
34,000 Daxin Materials Corp 197
13,186 DCM Shriram Ltd 177
1,478,543 (c) De Grey Mining Ltd 1,608
48,522 Deepak Fertilisers & Petrochemicals Corp Ltd 676
43,916 Deepak Nitrite Ltd 1,277
61,049 Denki Kagaku Kogyo KK 861
1,997,396 Deterra Royalties Ltd 4,586
335,310 Dexco S.A. 323
6,060 Dhanuka Agritech Ltd 105
25,466 Dongjin Semichem Co Ltd 354
3,372 Dongwon Systems Corp 91
1,080,000 (a) Dongyue Group Ltd 1,121
386,575 Dow, Inc 15,513
42,679 DOWA HOLDINGS CO Ltd 1,198
385,527 (a) DRDGOLD Ltd 338
1,060,745 DS Smith plc 7,174
716,884 DSM-Firmenich AG. 72,465
752,824 (a) Dundee Precious Metals, Inc 6,829
2,785,533 DuPont de Nemours, Inc 212,397

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
7,764 East Pipes Integrated Co for Industry $ 289
43,272 Eastern Province Cement Co 396
4,464 Eastman Chemical Co 408
7,487 Ecolab, Inc 1,754
65,163 (c) EID Parry India Ltd 678
164,263 (c) El Ezz Steel Co 371
160,062 (c) Eldorado Gold Corp 2,381
364,550 Element Solutions, Inc 9,270
464,438 Elementis plc 844
241,189 (b) Elkem ASA 371
385,294 (c) Emerald Resources NL 771
1,022,687 Empresas CMPC S.A. 1,605
599 EMS-Chemie Holding AG. 404
110,191 (a) Ence Energia y Celulosa S.A. 354
11,188 (c) Enchem Co Ltd 999
268,782 Endeavour Mining plc 4,801
182,277 (c) Endeavour Silver Corp 668
122,091 EPL Ltd 369
288,659 (c) Equinox Gold Corp 1,454
6,620 (a) Eramet 371
1,129,570 Eregli Demir ve Celik Fabrikalari TAS 779
69,316 (a),(c) ERO Copper Corp 935
195,637 Essentra plc 326
668,850 Eternal Chemical Co Ltd 566
134,000 EVERGREEN Steel Corp 364
1,487,063 Evolution Mining Ltd 4,395
4,000 Evonik Industries AG. 70
343,000 Feng Hsin Iron & Steel Co 728
70,035 (c) Filo Corp 1,551
7,567 Fine Organic Industries Ltd 393
33,792 Fineotex Chemical Ltd 130
220,875 Finolex Industries Ltd 647
1,286,478 (a),(c),(d) Firefinch Ltd 8
115,000 (c) First Copper Technology Co Ltd 130
228,002 (a) First Majestic Silver Corp 1,253
600,879 First Quantum Minerals Ltd 7,746
17,196 FMC Corp 836
48,735 (c) Foosung Co Ltd 163
843,235 (c) Foran Mining Corp 2,305
2,926,139 Formosa Chemicals & Fibre Corp 2,434
3,094,019 Formosa Plastics Corp 3,347
176,456 (b) Forterra plc 358
1,438,621 Fortescue Metals Group Ltd 16,200
264,813 (c) Fortuna Silver Mines, Inc 1,137
37,020 FP Corp 657
162,936 Franco-Nevada Corp 19,147
2,498,266 Freeport-McMoRan, Inc (Class B) 95,134
54,202 FUCHS SE 2,342
1,156,000 (a) Fufeng Group Ltd 812
29,877 Fuji Seal International, Inc 478
43,425 Fujimi, Inc 653
10,730 Fujimori Kogyo Co Ltd 292
15,900 Fuso Chemical Co Ltd 356
11,151 Galaxy Surfactants Ltd 328
41,780 Ganfeng Lithium Group Co Ltd 200
5,606 Garware Hi-Tech Films Ltd 327
570,247 (c) Gascoyne Resources Ltd 496
136,600 (a) GCC SAB de C.V. 1,221
727,749 (c) Genesis Minerals Ltd 1,106
1,480,080 Gerdau S.A. (Preference) 4,322
62,969 GHCL Ltd 531
11,324 Givaudan S.A. 49,502

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
34,550,816 Glencore plc $ 152,168
579,000 (a),(c) Global New Material International Holdings Ltd 324
1,179,000 Gloria Material Technology Corp 1,671
197,705 Godawari Power and Ispat Ltd 465
3,200 Godo Steel Ltd 80
831,910 Gold Fields Ltd 10,884
884,798 Gold Road Resources Ltd 1,117
666,000 Goldsun Development & Construction Co Ltd 1,004
928,755 Grand Pacific Petrochemical 296
77,970 Granges AB 928
231,476 Grasim Industries Ltd 6,594
17,869 Gravita India Ltd 454
605,755 (c),(d) Great Basin Gold Ltd 4
6,781,676 (c) Greatland Gold plc 540
47,969 Greenpanel Industries Ltd 211
3,350 Greif, Inc (Class B) 227
29,721 (c) Grupa Azoty S.A. 134
7,403 Grupa Kety S.A. 1,226
3,313,938 Grupo Mexico S.A. de C.V. (Series B) 15,723
66,624 Guangzhou Tinci Materials Technology Co Ltd 180
49,108 (c) Gubre Fabrikalari TAS 398
17,665 Gujarat Alkalies & Chemicals Ltd 155
21,772 Gujarat Fluorochemicals Ltd 1,057
65,223 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 425
199,152 Gujarat State Fertilizers & Chemicals Ltd 458
8,530 Gulf Oil Lubricants India Ltd 121
11,998 Hanil Cement Co Ltd 118
7,604 Hansol Chemical Co Ltd 494
81,909 (c) Hanwha Chemical Corp 882
217,444 Harmony Gold Mining Co Ltd 1,743
825,000 Hecla Mining Co 4,051
940,297 HeidelbergCement AG. 116,186
67,346 HeidelbergCement India Ltd 163
2,810,871 (c) Hektas Ticaret TAS 307
180,400 Henan Shenhuo Coal & Power Co Ltd 418
420,969 Hengli Petrochemical Co Ltd 885
205,729 Hexpol AB 1,916
540,800 Hextar Global Bhd 107
61,441 Hill & Smith Holdings plc 1,431
121,598 Himadri Speciality Chemical Ltd 828
1,082,554 Hindalco Industries Ltd 7,597
191,678 Hindustan Copper Ltd 553
249,891 Hochschild Mining plc 667
72,029 (a) Hokuetsu Paper Mills Ltd 697
191,970 Holcim Ltd 18,484
54,589 Holmen AB 2,002
16,165 Honam Petrochemical Corp 653
28,700 Hoshine Silicon Industry Co Ltd 218
173,000 Hsin Kuang Steel Co Ltd 244
883,000 (a) Huabao International Holdings Ltd 239
197,300 Huafon Chemical Co Ltd 221
201,400 Huaibei Mining Holdings Co Ltd 388
1,121,022 HudBay Minerals, Inc 9,093
74,675 Huhtamaki Oyj 2,645
345,411 Hunan Valin Steel Co Ltd 198
234,360 Huntsman Corp 4,225
2,312 (c) Hyosung Advanced Materials Corp 271
2,114 (c) Hyosung TNC Corp 341
54,818 Hyundai Steel Co 777
1,566,698 (c) Iamgold Corp 8,098
327,531 (b) Ibstock plc 722
334,431 Iluka Resources Ltd 1,041

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
410,660 Imdex Ltd $ 589
27,795 Imerys S.A. 811
759,497 Impala Platinum Holdings Ltd 3,551
1,508,340 Incitec Pivot Ltd 2,729
2,004,497 Indah Kiat Pulp & Paper Tbk PT 845
511,149 Independence Group NL 1,503
76,930 (c) India Cements Ltd 337
9,864 Indigo Paints Ltd 161
80,121 (a),(c) Industrias Penoles S.A. de C.V. 1,023
1,296,018 Inner Mongolia BaoTou Steel Union Co Ltd 330
552,188 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 398
190,888 Innospec, Inc 21,009
41,032 (c) Interfor Corp 479
646,000 International CSRC Investment Holdings Co 250
133,539 International Flavors & Fragrances, Inc 11,291
197,853 International Paper Co 10,648
1,300 (a) Ise Chemicals Corp 264
18,281 Israel Chemicals Ltd 90
2,778 Israel Corp Ltd 727
15,735 (c) ISU Specialty Chemical 331
937,891 (c) Ivanhoe Mines Ltd 11,131
23,178 (c) Jai Balaji Industries Ltd 243
27,936 JAI Corp Ltd 106
364,586 (c) James Hardie Industries plc 11,237
38,843 (c) Jastrzebska Spolka Weglowa S.A. 194
26,900 JCHX Mining Management Co Ltd 134
12,800 JCU Corp 309
491,049 JFE Holdings, Inc 5,529
237,000 Jiangsu Eastern Shenghong Co Ltd 267
23,200 Jiangsu Yoke Technology Co Ltd 184
528,115 Jiangxi Copper Co Ltd 841
53,509 Jiangxi Copper Co Ltd (Class A) 151
40,027 Jinan Acetate Chemical Co Ltd 1,093
2,433,000 Jinchuan Group International Resources Co Ltd 162
184,680 Jindal Saw Ltd 627
286,991 Jindal Stainless Ltd 2,338
150,110 Jindal Steel & Power Ltd 1,628
193,000 Jinduicheng Molybdenum Co Ltd 266
172,000 (c) Jinshan Gold Mines, Inc 905
28,600 JK Cement Ltd 1,532
45,172 JK Lakshmi Cement Ltd 441
60,349 JK Paper Ltd 292
136,603 Johnson Matthey plc 2,292
671,201 JSW Steel Ltd 7,054
60,729 Jubilant Ingrevia Ltd 583
131,428 (a) K&S AG. 1,422
179,903 (c) K92 Mining, Inc 1,086
337 Kaiser Aluminum Corp 24
30,015 Kaneka Corp 712
323,338 Kansai Nerolac Paints Ltd 999
110,100 Kansai Paint Co Ltd 1,574
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. 541
3,125 KCC Corp 496
11,200 (a) KeePer Technical Laboratory Co Ltd 336
83,968 Kemira Oyj 1,698
2,833,015 Keppel Infrastructure Trust 934
66,835 (c) Kesoram Industries Ltd 170
33,544 (c) KG DONGBUSTEEL 125
56,191 KGHM Polska Miedz S.A. 1,566
25,100 KH Neochem Co Ltd 323
1,040,834 Kinross Gold Corp 9,667
48,552 Kirloskar Ferrous Industries Ltd 362

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
61,202 Kirloskar Oil Engines Ltd $ 733
658,551 Klabin S.A. 2,473
163,170 (c) Knife River Corp 16,585
882,300 Kobe Steel Ltd 8,819
346,413 Kocaer Celik Sanayi Ve Ticaret AS. 137
16,044 Kolon Industries, Inc 294
40,316 Konishi Co Ltd 331
749 (c) Konya Cimento Sanayii 142
2,299 (c) Korea Petrochemical Ind Co Ltd 121
2,631 Korea Zinc Co Ltd 1,782
664,564 (c) Koza Altin Isletmeleri AS 424
162,650 (c) Koza Anadolu Metal Madencilik Isletmeleri AS 341
248,380 Kronos Worldwide, Inc 2,422
13,600 Krosaki Harima Corp 220
28,205 (c) Kum Yang Co Ltd 400
18,240 Kumba Iron Ore Ltd 315
6,500 (c) Kumho Petrochemical Co Ltd 398
49,548 Kumiai Chemical Industry Co Ltd 236
221,200 (a) Kuraray Co Ltd 3,168
25,500 KUREHA CORP 464
18,216 Kyoei Steel Ltd 211
253,078 (a) Labrador Iron Ore Royalty Corp 5,093
203,500 Lafarge Malayan Cement BHD 223
33,409 (c) Lake Materials Co Ltd 245
67,770 Lanxess AG. 1,657
63,295 Laxmi Organic Industries Ltd 178
143,854 LB Group Co Ltd 348
1,196,000 Lee & Man Paper Manufacturing Ltd 369
15,574 Lenzing AG. 476
816,893 (a),(c),(d) Leo Lithium Ltd 128
41,524 (c) LG Chem Ltd 6,957
7,393 (c) LG Chem Ltd (Preference) 790
1,566,149 (c) Linde plc 655,700
28,300 Lintec Corp 544
1,015,887 (a),(c) Liontown Resources Ltd 329
82,777 (a),(c) Lithium Americas Argentina Corp 218
152,576 (a),(c) Lithium Americas Corp 456
684,477 Longchen Paper & Packaging Co Ltd 242
11,373 (c) LOTTE Fine Chemical Co Ltd 303
1,063 Louisiana-Pacific Corp 110
82,633 Lundin Gold, Inc 1,763
559,974 Lundin Mining Corp 4,819
1,732,418 (a),(c) Lynas Corp Ltd 6,832
105,945 LyondellBasell Industries NV 7,869
47,705 (c) MAC Copper Ltd 507
23,466 Maeda Kosen Co Ltd 288
73,216 (c) MAG. Silver Corp 995
426,335 Maharashtra Seamless Ltd 3,483
54,242 (c) Major Drilling Group International 310
173,713 Marshalls plc 640
48,600 Maruichi Steel Tube Ltd 1,073
12,421 Meghmani Finechem Ltd 275
250,200 Meihua Holdings Group Co Ltd 344
3,815,196 (c) Merdeka Copper Gold Tbk PT 382
4,656,631 Mesaieed Petrochemical Holding Co 1,911
541,900 Metalurgica Gerdau S.A. 900
51,550 (a) Methanex Corp 2,576
29,246 (c) Middle East Paper Co 285
169,381 Mineral Resources Ltd 3,575
152,660 Minerals Technologies, Inc 11,634
27,572 (b) Mishra Dhatu Nigam Ltd 108
7,500 Mitani Sekisan Co Ltd 262

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
1,159,534 Mitsubishi Chemical Holdings Corp $ 5,856
773,700 Mitsubishi Gas Chemical Co, Inc 13,724
103,000 Mitsubishi Materials Corp 1,557
146,100 Mitsui Chemicals, Inc 3,189
60,964 Mitsui Mining & Smelting Co Ltd 1,788
910 Miwon Commercial Co Ltd 116
3,856,000 (c) MMG Ltd 1,255
41,763 MOIL Ltd 161
6,903 Mondi plc 103
1,212 Mosaic Co 30
134,078 (a) M-real Oyj (B Shares) 589
326,020 Myers Industries, Inc 3,599
32,000 Nan Pao Resins Chemical Co Ltd 306
4,229,887 Nan Ya Plastics Corp 3,853
331,500 Nanjing Iron & Steel Co Ltd 213
200,000 Nantex Industry Co Ltd 207
1,868,071 National Aluminium Co Ltd 4,603
208,550 (c) National Industrialization Co 564
26,332 Navin Fluorine International Ltd 997
11,762 Neogen Chemicals Ltd 306
618,451 (c) New Gold, Inc 1,545
4,090 NewMarket Corp 2,161
2,000,372 Newmont Goldcorp Corp 74,454
90,947 (c) NGEx Minerals Ltd 848
1,410,307 Nickel Industries Ltd 718
211,381 Nihon Parkerizing Co Ltd 1,738
1,131,000 (a) Nine Dragons Paper Holdings Ltd 455
433,206 Ningxia Baofeng Energy Group Co Ltd 999
104,566 Nippon Kayaku Co Ltd 847
608,003 Nippon Light Metal Holdings Co Ltd 5,977
851,300 Nippon Paint Co Ltd 5,496
77,980 Nippon Paper Industries Co Ltd 429
13,700 Nippon Pillar Packing Co Ltd 374
80,512 Nippon Shokubai Co Ltd 974
35,368 Nippon Soda Co Ltd 651
768,384 (a) Nippon Steel Corp 15,441
95,200 Nissan Chemical Industries Ltd 2,967
29,214 Nittetsu Mining Co Ltd 823
602,000 Nitto Denko Corp 10,065
2,758,449 NMDC Ltd 2,116
623,733 (c) NMDC Steel Ltd 313
102,670 NOCIL Ltd 292
154,146 NOF Corp 2,136
1,879,787 Norsk Hydro ASA 10,340
265,833 Northam Platinum Holdings Ltd 1,372
55,538 Northern Region Cement Co 137
976,541 Northern Star Resources Ltd 9,278
185,858 (a),(c) Novagold Resources, Inc 622
201,043 Novozymes A.S. 11,392
401,074 Nucor Corp 46,809
298,211 Nufarm Ltd 653
41,678 Nuh Cimento Sanayi AS. 353
1,046,785 Nutrien Ltd 46,839
109,674 (c) Nuvoco Vistas Corp Ltd 448
540,305 OceanaGold Corp 1,496
4,110 OCI Co Ltd 162
11,133 OCI Co Ltd 439
80,990 OCI NV 907
878,870 (c) O-I Glass, Inc 9,527
582,200 OJI Paper Co Ltd 2,225
7,200 Okamoto Industries, Inc 262
15,514 Olin Corp 524

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
27,273 Olympic Steel, Inc $ 895
119,157 Omnia Holdings Ltd 493
762,836 (c) Ora Banda Mining Ltd 305
534,100 (a) Orbia Advance Corp SAB de C.V. 384
415,081 Orica Ltd 4,255
70,758 Orient Cement Ltd 283
474,000 Oriental Union Chemical Corp 207
399,020 Orion S.A. 6,301
1,245 (c) Orissa Minerals Development Co Ltd 103
184,329 (c) Orla Mining Ltd 1,021
967,618 Orora Ltd 1,468
60,000 Osaka Soda Co Ltd 752
8,900 Osaka Steel Co Ltd 165
25,300 (a) Osaka Titanium Technologies 295
133,205 (a) Osisko Gold Royalties Ltd 2,412
295,734 (a) Outokumpu Oyj 890
744,611 (c) Oyak Cimento Fabrikalari AS 505
1,064,800 Pabrik Kertas Tjiwi Kimia Tbk PT 395
72,706 Packaging Corp of America 16,368
1,635,687 Pan African Resources plc 703
862,432 Pan American Silver Corp (Toronto) 17,447
508,266 (c) Pangang Group Vanadium Titanium & Resources Co Ltd 200
229,073 (b) Paradeep Phosphates Ltd 294
133,015 PCBL Ltd 697
4,107,916 Perenti Ltd 3,543
1,929,557 Perseus Mining Ltd 3,056
979,003 (c) Petkim Petrokimya Holding 501
2,508,615 Petronas Chemicals Group Bhd 2,899
13,469 (c) PI Advanced Materials Co Ltd 153
67,702 PI Industries Ltd 2,909
131,373 Pidilite Industries Ltd 4,454
2,166,277 (a) Pilbara Minerals Ltd 2,924
574 Politeknik Metal Sanayi ve Ticaret AS. 114
152,002 (c) Poongsan Corp 5,133
166,049 Portucel Empresa Produtora de Pasta e Papel S.A. 618
196,618 POSCO 33,540
17,535 POSCO M-Tech Co Ltd 140
38,026 PPG Industries, Inc 4,542
1,513,468 Press Metal Aluminium Holdings Bhd 1,657
126,676 (c) Prism Johnson Ltd 251
4,908,000 PT Aneka Tambang Tbk 464
984,500 PT Indocement Tunggal Prakarsa Tbk 453
1,987,200 PT Semen Gresik Persero Tbk 406
1,207,800 (c) PT Vale Indonesia Tbk 271
2,778 (c) PTC Industries Ltd 437
1,919,509 PTT Global Chemical PCL 1,368
38,116 Qassim Cement Co 534
2,262,375 Qatar Aluminum Manufacturing Co 753
222,000 (c) Qinghai Salt Lake Industry Co Ltd 501
2,085,435 Rain Industries Ltd 4,113
69,861 Rallis India Ltd 241
87,191 Ramco Cements Ltd 982
4,699,740 Ramelius Resources Ltd 5,994
54,395 Ramkrishna Forgings Ltd 567
1,562 (c) Ranpak Holdings Corp 11
42,885 Rashtriya Chemicals & Fertilizers Ltd 87
23,009 Ratnamani Metals & Tubes Ltd 854
613,912 Regis Resources Ltd 964
150,077 Reliance Steel & Aluminum Co 40,410
155,683 Rengo Co Ltd 863
1,769,986 (c) Resolute Mining Ltd 430
50,762 Rhi Magnesita India Ltd 298

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
13,088 RHI Magnesita NV $ 531
315,127 Rio Tinto Ltd 22,851
620,603 Rio Tinto plc 36,634
28,179 Riyadh Cement Co 242
548,924 Rongsheng Petrochemical Co Ltd 680
12,742 Rossari Biotech Ltd 115
49,640 Royal Gold, Inc 6,545
201,562 SABIC Agri-Nutrients Co 5,953
302,405 Sahara International Petrochemical Co 2,001
32,600 (a) Sakata INX Corp 358
19,720 Salzgitter AG. 323
4,273 (c) Sam-A Aluminum Co Ltd 97
373,321 Sandfire Resources Ltd 2,133
208,264 Sandstorm Gold Ltd 1,165
28,466 Sandur Manganese & Iron Ores Ltd 137
57,911 Sanyo Chemical Industries Ltd 1,507
15,206 Sanyo Special Steel Co Ltd 185
440,193 Sappi Ltd 1,143
67,474 Sarda Energy & Minerals Ltd 380
8,283,815 (c) Sasa Polyester Sanayi AS 952
507,802 Sasol Ltd 2,236
211,320 Satellite Chemical Co Ltd 544
624,747 (c) Saudi Arabian Mining Co 8,349
42,313 Saudi Aramco Base Oil Co 1,257
772,868 Saudi Basic Industries Corp 13,781
50,738 Saudi Cement Co 576
300,763 Saudi Industrial Investment Group 1,335
661,778 (c) Saudi Kayan Petrochemical Co 1,236
12,313 Saudi Paper Manufacturing Co 213
13,484 Saudi Steel Pipe Co 233
664,000 Scientex BHD 659
25,926 Scotts Miracle-Gro Co (Class A) 1,720
58,512 (c) Seabridge Gold, Inc 668
11,934 (c) SeAH Besteel Holdings Corp 159
1,348 (c) SeAH Steel Holdings Corp 165
75,252 Sealed Air Corp 2,546
8,218,300 (c),(d) Sekawan Intipratama Tbk PT 0 ^
10,096 (a) Semapa-Sociedade de Investimento e Gestao 149
23,550 Sensient Technologies Corp 1,678
87,648 Shandong Gold Mining Co Ltd - A 272
304,255 (b) Shandong Gold Mining Co Ltd - H 490
156,507 Shandong Hualu Hengsheng Chemical Co Ltd 463
380,666 Shandong Nanshan Aluminum Co Ltd 204
151,911 Shandong Sun Paper Industry JSC Ltd 309
241,200 Shanghai Chlor-Alkali Chemical Co Ltd 146
80,777 Shanghai Putailai New Energy Technology Co Ltd 176
36,048 Shenzhen Capchem Technology Co Ltd 185
171,142 Sherwin-Williams Co 58,176
100,000 (c) Shihlin Paper Corp 158
17,100 Shikoku Kasei Holdings Corp 224
6,900 Shinagawa Refractories Co Ltd 76
4,481,022 Shin-Etsu Chemical Co Ltd 147,592
36,103 Shin-Etsu Polymer Co Ltd 374
802,000 Shinkong Synthetic Fibers Corp 360
78,000 Shiny Chemical Industrial Co Ltd 377
11,310 Shivalik Bimetal Controls Ltd 76
10,726,000 Shougang Fushan Resources Group Ltd 3,466
135,600 (a) Showa Denko KK 3,377
7,504 Shree Cement Ltd 2,248
31,129 Shyam Metalics & Energy Ltd 265
655,983 Siam Cement PCL 3,222
1,133,022 Sibanye Stillwater Ltd 904

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
202,660 SIG Group AG. $ 4,007
46,241 (a),(c) Sigma Lithium Corp 519
502,982 (c) SigmaRoc plc 453
2,368 Sika AG. 565
98,811 Silgan Holdings, Inc 5,143
162,896 Silvercorp Metals, Inc 490
109,641 (c) SilverCrest Metals, Inc 1,000
126,928 Sims Ltd 930
1,490,000 Sinofert Holdings Ltd 233
217,000 Sinon Corp 286
8,138 SK Chemicals Co Ltd 243
14,619 (c) SKC Co Ltd 1,029
59,704 (c) Skeena Resources Ltd 519
8,870,239 Smurfit WestRock plc 477,751
654,583 (a) Sociedad Quimica y Minera de Chile S.A. (ADR) 23,801
27,919 SOL S.p.A. 1,075
434,000 Solar Applied Materials Technology Corp 829
23,418 Solar Industries India Ltd 2,667
57,715 (a) Solvay S.A. 1,866
2,946 (c) Soulbrain Co Ltd 326
3,686 (c) Soulbrain Holdings Co Ltd 89
3,835,634 South32 Ltd 8,046
35,085 Southern Copper Corp 3,197
44,812 Southern Province Cement Co 411
117,436 SRF Ltd 3,064
168,495 Ssab Svenskt Stal AB (Series A) 684
1,066,088 (a) Ssab Svenskt Stal AB (Series B) 4,231
164,957 SSR Mining, Inc 1,152
220,688 Stanmore Resources Ltd 410
28,639 (c) Star Cement Ltd 77
5,467 Steel Dynamics, Inc 624
40,546 (a) Stella-Jones, Inc 2,008
1,513 STO AG. 167
308,573 (a) Stora Enso Oyj (R Shares) 3,105
17,420 Sudarshan Chemical Industries Ltd 232
51,624 Sumitomo Bakelite Co Ltd 1,249
1,087,100 Sumitomo Chemical Co Ltd 2,399
94,336 Sumitomo Chemical India Ltd 586
211,000 Sumitomo Metal Mining Co Ltd 4,811
483,021 Sumitomo Osaka Cement Co Ltd 10,129
730,216 (c) Summit Materials, Inc 36,949
2,805 SunCoke Energy, Inc 30
156,099 Supreme Industries Ltd 8,556
64,386 Supreme Petrochem Ltd 500
4,993,000 Surya Esa Perkasa Tbk PT 252
17,277 Surya Roshni Ltd 120
569,817 Suzano SA 5,731
580,970 Svenska Cellulosa AB (B Shares) 7,369
312,666 Syensqo S.A. 22,834
105,695 Symrise AG. 11,275
24,900 T Hasegawa Co Ltd 488
1,327,344 TA Chen Stainless Pipe 1,224
87,400 Taiheiyo Cement Corp 1,971
2,738,145 Taiwan Cement Corp 2,645
463,000 Taiwan Fertilizer Co Ltd 721
207,514 Taiwan Hon Chuan Enterprise Co Ltd 933
29,000 Taiyo Ink Manufacturing Co Ltd 748
155,119 Taiyo Nippon Sanso Corp 4,304
6,355 Takasago International Corp 233
248,216 (c) Taseko Mines Ltd 483
101,928 Tata Chemicals Ltd 1,250
3,642,398 Tata Steel Ltd 5,860

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
16,412 (c) TCC Steel $ 297
594,314 Teck Cominco Ltd (Class B) 24,096
171,746 Teck Resources Ltd 6,961
140,100 Teijin Ltd 1,187
104,321 Ternium S.A. (ADR) 3,034
19,203 (a) Tessenderlo Chemie NV 376
382,952 ThyssenKrupp AG. 1,554
1,306,000 (a) Tiangong International Co Ltd 315
331,467 Tianqi Lithium Corp 1,498
192,900 Tianshan Aluminum Group Co Ltd 208
65,777 Time Technoplast Ltd 378
525,000 Tipco Asphalt PCL 279
32,211 Titan Cement International S.A. 1,339
12,591 (c) TKG Huchems Co Ltd 145
582,400 TOA Paint Thailand PCL 256
64,703 (a) Toagosei Co Ltd 619
23,624 (a) Toho Titanium Co Ltd 158
157,929 (a) Tokai Carbon Co Ltd 912
48,541 Tokuyama Corp 805
78,042 Tokyo Ohka Kogyo Co Ltd 1,702
42,204 Tokyo Steel Manufacturing Co Ltd 399
564,000 Ton Yi Industrial Corp 263
78,978 Tongkun Group Co Ltd 128
943,400 Tongling Nonferrous Metals Group Co Ltd 417
1,254,781 Toray Industries, Inc 7,945
283,780 (c) Torex Gold Resources, Inc 5,591
1,223,000 Tosoh Corp 16,347
24,300 (a) Toyo Ink Manufacturing Co Ltd 485
95,700 Toyo Seikan Kaisha Ltd 1,455
60,148 Toyobo Co Ltd 368
12,886,900 TPI Polene PCL 408
317,275 Transcontinental, Inc 4,099
154,460 (c) Tredegar Corp 1,186
1,929 Trimas Corp 47
41,097 Triple Flag Precious Metals Corp 618
1,405,465 Tronox Holdings plc 14,153
506,000 TSRC Corp 311
383,000 Tung Ho Steel Enterprise Corp 793
375,143 UACJ Corp 12,629
74,526 UBE Industries Ltd 1,134
99,642 Ultra Tech Cement Ltd 13,272
139,507 Umicore S.A. 1,440
42,086 Uniao de Industrias Petroquimicas S.A. 325
315,334 United States Steel Corp 10,718
343,546 Universal Cement Corp 299
575,000 UPC Technology Corp 156
392,893 UPL Ltd 2,295
155,209 UPM-Kymmene Oyj 4,268
129,890 Usha Martin Ltd 569
661,000 USI Corp 217
385,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 336
6,076,383 Vale S.A. 53,737
4,956,130 (c) Vault Minerals Ltd 1,007
682,143 Vedanta Ltd 3,535
56,211 (b) Verallia S.A. 1,412
11,215 Vetropack Holding AG. 315
48,157 Vicat S.A. 1,827
60,178 Victrex plc 811
17,142 (a) Vidrala S.A. 1,643
20,806 Vinati Organics Ltd 438
76,635 Voestalpine AG. 1,455
60,530 Vulcan Steel Ltd 252

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
30,662 (c) WA1 Resources Ltd $ 252
12,493 Wacker Chemie AG. 909
186,000 Wanguo International Mining Group Ltd 274
177,596 Wanhua Chemical Group Co Ltd 1,736
16,562 Weihai Guangwei Composites Co Ltd 79
63,753 Welspun Corp Ltd 605
687,016 (c) Wesdome Gold Mines Ltd 6,170
862,225 (c) West African Resources Ltd 762
1,702,000 (a) West China Cement Ltd 345
30,238 West Coast Paper Mills Ltd 196
46,818 West Fraser Timber Co Ltd 4,057
92,400 Western Mining Co Ltd 203
22,937 Western Superconducting Technologies Co Ltd 135
3,581,609 Westgold Resources Ltd 6,239
324,493 (c) Westgold Resources Ltd 569
406,738 Westlake Chemical Corp 46,632
383,034 Wheaton Precious Metals Corp 21,560
84,323 Wienerberger AG. 2,337
117,027 Winpak Ltd 3,886
169,030 Worthington Steel, Inc 5,379
95,015 Xiamen Tungsten Co Ltd 251
78,778 Yamama Cement Co 734
30,705 Yamato Kogyo Co Ltd 1,442
53,756 Yanbu Cement Co 348
250,212 Yanbu National Petrochemical Co 2,516
2,580 Yara International ASA 68
854,913 Yieh Phui Enterprise Co Ltd 395
161,723 Yintai Gold Co Ltd 341
14,955 Yodogawa Steel Works Ltd 529
9,285 (c) Youlchon Chemical Co Ltd 129
904,000 Yuen Foong Yu Paper Manufacturing Co Ltd 819
68,900 Yunnan Aluminium Co Ltd 128
438,100 Yunnan Chihong Zinc&Germanium Co Ltd 334
35,884 Yunnan Energy New Material Co Ltd 157
147,400 Yunnan Tin Co Ltd 283
158,500 Yunnan Yuntianhua Co Ltd 484
108,200 Zangge Mining Co Ltd 411
114,716 Zeon Corp 1,083
648,000 Zhaojin Mining Industry Co Ltd 910
174,836 Zhejiang Juhua Co Ltd 578
204,300 Zhejiang Longsheng Group Co Ltd 288
89,099 Zhejiang NHU Co Ltd 268
121,300 Zhongjin Gold Corp Ltd 200
25,147 (a) Zignago Vetro S.p.A. 245
4,727,232 Zijin Mining Group Co Ltd 8,532
1,898,697 Zijin Mining Group Co Ltd (Class A) 3,932
TOTAL MATERIALS 5,078,729
MEDIA & ENTERTAINMENT - 5.3%
121,123 37 Interactive Entertainment Network Technology Group Co Ltd 259
21,829 4imprint Group plc 1,323
365,351 (c) Affle India Ltd 7,588
20,272 (c) AfreecaTV Co Ltd 1,243
10,130,000 (a),(c) Alibaba Pictures Group Ltd 614
6,423,563 Alphabet, Inc 1,223,303
5,235,142 Alphabet, Inc (Class A) 991,012
15,800 Anycolor, Inc 281
13,704 (c) Arabian Contracting Services Co 529
117,488 Arnoldo Mondadori Editore S.p.A. 258
921 (c) Atlanta Braves Holdings, Inc 35
222,475 (a) Atresmedia Corp de Medios de Comunicacion S.A. 1,007
1,911,664 (b) Auto Trader Group plc 18,916
29,223 Autohome, Inc (ADR) 758

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
25,459 Avex Group Holdings, Inc $ 232
2,186,822 (c) Baidu, Inc 23,064
148,646 (a),(c) Baidu, Inc (ADR) 12,532
6,400 (a),(c) Bengo4.com, Inc 92
29,669 (a),(c) Better Collective A.S. 299
95,068 (c) Bilibili, Inc 1,721
11,063 Bollore SE 68
217,858 Borussia Dortmund GmbH & Co KGaA 709
688,193 (a),(c) Canal& SADIR 1,749
67,197 Capcom Co Ltd 1,462
82,200 (c) Cargurus, Inc 3,004
784,493 carsales.com Ltd 17,458
26,614 CD Projekt S.A. 1,234
148,134 (c) Charter Communications, Inc 50,776
148,220 Cheil Worldwide, Inc 1,700
161,865 (c),(d) Chennai Super Kings Cricket Ltd 13
166,158 (b),(c) China Literature Ltd 534
5,504,000 (a),(c) China Ruyi Holdings Ltd 1,731
51,976 (c) CJ CGV Co Ltd 186
8,813 (c) CJ ENM Co Ltd 319
60,800 (a),(b),(c) Cloud Music, Inc 891
11,647 (a) Cogeco Communications, Inc 546
44,018 COLOPL, Inc 134
7,091,749 Comcast Corp (Class A) 266,153
1,857,300 Converge Information and Communications Technology Solutions, Inc 514
80,400 (a),(c) Cover Corp 1,335
60,766 CTS Eventim AG. 5,137
331,800 CyberAgent, Inc 2,283
171,292 Cyfrowy Polsat S.A. 587
55,162 Daiichikosho Co Ltd 643
190,928 DB Corp Ltd 672
59,311 (c) Dena Co Ltd 1,166
117,500 (a) Dentsu, Inc 2,824
174,994 Domain Holdings Australia Ltd 273
7,801,100 Elang Mahkota Teknologi Tbk PT 237
804 Electronic Arts, Inc 118
988,580 (a),(c) Embracer Group AB 2,697
92,443 (a) Eutelsat Communications 217
70,104 (a) EVT Ltd 492
468,867 Focus Media Information Technology Co Ltd 452
37,300 Fuji Television Network, Inc 407
77,182 Future plc 891
2,057,680 (c) Gannett Co, Inc 10,412
51,750 Gree, Inc 149
584,790 (a),(c) Grindr, Inc 10,433
1,806,600 (a) Grupo Televisa S.A. 599
6,112,450 (a) Grupo Televisa SAB (ADR) 10,269
367,543 (c) GungHo Online Entertainment, Inc 7,747
154,800 Hakuhodo DY Holdings, Inc 1,172
688,193 (a),(c) Havas NV 1,157
103,700 Hello Group, Inc (ADR) 799
117,896 Hemnet Group AB 3,580
4,276,464 (a),(e) HUYA, Inc (ADR) 13,129
18,222 (c) HYBE Co Ltd 2,378
45,282 (c) IAC, Inc 1,953
129 (a),(c) Ibotta, Inc 8
448,906 (c) iClick Interactive Asia Group Ltd (ADR) 4,202
666,400 (a),(b),(c) iDreamSky Technology Holdings Ltd 230
60,055 Info Edge India Ltd 6,073
3,017,614 Informa plc 30,096
13,384 Innocean Worldwide, Inc 176
927,430 (c) Integral Ad Science Holding Corp 9,682

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
197,000 International Games System Co Ltd $ 5,849
30,300 IPSOS 1,438
343,300 (a),(c) iQIYI, Inc (ADR) 690
2,711,518 ITV plc 2,507
51,382 (c) JC Decaux S.A. 807
147,800 Jiangsu Phoenix Publishing & Media Corp Ltd 234
183,200 (c) JOYY, Inc (ADR) 7,667
23,699 (c) Just Dial Ltd 274
91,942 (a),(c) Juventus Football Club S.p.A 288
21,323 (c) JYP Entertainment Corp 1,003
69,524 Kadokawa Corp 1,378
106,400 Kakaku.com, Inc 1,621
256,359 Kakao Corp 6,570
24,956 (c) Kakao Games Corp 275
227,500 (c) Kanzhun Ltd (ADR) 3,139
10,177 (a) Kinepolis Group NV 415
400,310 Kingsoft Corp Ltd 1,719
78,600 Koei Tecmo Holdings Co Ltd 921
72,932 Konami Corp 6,824
11,329 (b),(c) Krafton, Inc 2,387
2,037,100 (b),(c) Kuaishou Technology 10,686
36,400 Kunlun Tech Co Ltd 192
13,543 (c) Liberty Media Corp-Liberty Formula One (Class A) 1,138
533,416 (c) Liberty Media Corp-Liberty Formula One (Class C) 49,426
12,094 (c) Liberty Media Corp-Liberty Live (Class A) 805
28,223 (c) Liberty Media Corp-Liberty Live (Class C) 1,921
256,911 (c) Live Nation, Inc 33,270
551,035 (a),(c) Louis Hachette Group 862
19,785 (a) M6-Metropole Television 230
45,700 (c) Madison Square Garden Entertainment Corp 1,627
11,234 (c) Madison Square Garden Sports Corp 2,535
1,590,474 (c) Magnite, Inc 25,320
93,922 Mango Excellent Media Co Ltd 346
273,400 (a),(b),(c) Maoyan Entertainment 279
602,769 (c) Match Group, Inc 19,717
1,402,500 MD Entertainment Tbk PT 336
204,300 (c) MediaAlpha, Inc 2,307
335,100 Megacable Holdings SAB de C.V. 545
2,275,500 (a),(b) Meitu, Inc 863
2,629,378 Meta Platforms, Inc 1,539,527
35,351 (a) MFE-MediaForEurope NV 151
900,739 MFE-MediaForEurope NV 2,761
255,790 Mixi Inc 4,926
279,553 (c) Modern Times Group MTG AB 2,389
940,341 Moneysupermarket.com Group plc 2,261
194,604 MultiChoice Group 1,114
348,956 (c) Naver Corp 46,561
26,530 (c) Nazara Technologies Ltd 313
5,791 (c) NCSoft Corp 715
165,500 NetDragon Websoft Holdings Ltd 217
3,053,030 NetEase, Inc 54,343
458,185 (c) NetFlix, Inc 408,389
10,487 (b),(c) Netmarble Corp 365
577,190 (c) Network18 Media & Investments Ltd 481
211,654 New York Times Co (Class A) 11,017
396,312 News Corp (Class A) 10,914
64,368 News Corp (Class B) 1,959
1,506,900 (a) Nexon Co Ltd 22,416
21,265 (c) Nexon Games Co Ltd 192
18,588 Nexstar Media Group, Inc 2,936
68,866 Next 15 Group plc 339
1,082,925 Nine Entertainment Co Holdings Ltd 826

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
2,286,000 Nintendo Co Ltd $ 133,141
42,300 Nippon Television Holdings, Inc 733
2,459 Omnicom Group, Inc 212
1,387,934 oOh!media Ltd 1,014
130,575 Paradox Interactive AB 2,424
5,303 Paramount Global (Class A) 118
22,498 (c) Pearl Abyss Corp 419
312,314 (c) Pinterest, Inc 9,057
1,584,400 Plan B Media Pcl 329
40,446 Playtika Holding Corp 281
114,828 ProSiebenSat. Media AG. 591
793,504 Publicis Groupe S.A. 84,476
58,139 (c) PVR Ltd 884
157,060 (c) QuinStreet, Inc 3,623
39,556 REA Group Ltd 5,691
285,155 (c) Reddit, Inc 46,606
1,476,175 Rightmove plc 11,815
1,461 (c) ROBLOX Corp 85
75,028 (c) Roku, Inc 5,578
64,820 Saregama India Ltd 350
12,964 (c) Saregama India Ltd 7
28,888 (c) Saudi Research & Media Group 2,110
57,765 Schibsted ASA 1,786
70,849 Schibsted ASA (B Shares) 2,087
210,640 (b) Scout24 SE 18,587
303,397 (c) Sea Ltd (ADR) 32,190
255,802 Seek Ltd 3,560
61,300 (a) Septeni Holdings Co Ltd 154
273,141 (a) SES S.A. 865
7,601 (a) Shochiku Co Ltd 528
20,000 Shutterstock, Inc 607
127,100 Sky Perfect Jsat Corp 725
8,952 (c) SM Entertainment Co Ltd 456
617,600 (a),(c),(d) SMI Holdings Group Ltd 1
604 (c) Snap, Inc 6
146,962 (a) Societe Television Francaise 1 1,110
52,000 Soft-World International Corp 198
87,150 (c) Spotify Technology S.A. 38,989
144,566 (c) Springer Nature AG. & Co KGaA 4,073
209,400 Square Enix Co Ltd 8,131
26,536 Stroeer SE & Co KGaA 1,268
8,878 (c) Studio Dragon Corp 258
67,014 Sun TV Network Ltd 534
208,859 (c) Take-Two Interactive Software, Inc 38,447
97,105 (c) Team17 Group plc 267
223,200 TEGNA, Inc 4,082
9,277,325 Tencent Holdings Ltd 495,157
1,887,972 Tencent Music Entertainment Group (ADR) 21,428
31,353 Tips Industries Ltd 278
45,995 (c) TKO Group Holdings, Inc 6,536
45,100 Toei Animation Co Ltd 1,009
21,920 Toei Co Ltd 812
84,900 Toho Co Ltd 3,318
27,300 Tokyo Broadcasting System, Inc 694
539,196 (c) TripAdvisor, Inc 7,964
44,453 (a),(c) Trump Media & Technology Group Corp 1,516
4,683,443 (b),(c) Trustpilot Group plc 17,900
15,151 TV Asahi Corp 219
2,450 TX Group AG. 491
202,200 (a),(c) Ubisoft Entertainment 2,758
674,312 Universal Music Group NV 17,248
3,189,800 VGI PCL 332

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
753,130 (c) Vimeo, Inc $ 4,820
551,068 (a) Vivendi Universal S.A. 1,457
457,334 (c) VTEX 2,694
3,806,002 Walt Disney Co 423,798
3,519,892 (c) Warner Bros Discovery, Inc 37,205
28,429 (c) Webzen, Inc 263
59,600 Weibo Corp (ADR) 569
15,227 (c) Wemade Co Ltd 358
16,831 WPP plc 173
188,400 (a),(c) XD, Inc 606
1,767,000 Xinhua Winshare Publishing and Media Co Ltd 2,675
87,170 (c) Yelp, Inc 3,373
10,159 YG Entertainment, Inc 314
80,594 YouGov plc 419
2,042,100 Z Holdings Corp 5,399
575,156 ZEE Telefilms Ltd 812
361,200 (c) Ziff Davis, Inc 19,628
537,600 ZIGExN Co Ltd 1,617
284,253 (c) ZoomInfo Technologies, Inc 2,987
TOTAL MEDIA & ENTERTAINMENT 6,637,725
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
1,266,500 (b) 3SBio, Inc 991
33,648 Aarti Drugs Ltd 181
39,449 Aarti Pharmalabs Ltd 316
3,198,863 AbbVie, Inc 568,438
26,827 (a),(c) Abivax S.A. 191
23,977 (c) ABLBio, Inc 482
563,750 (c) Acadia Pharmaceuticals, Inc 10,345
1,581 (a),(c) Acrivon Therapeutics, Inc 10
74,914 Adcock Ingram Holdings Ltd 266
91,261 AddLife AB 1,132
832,277 (c) ADMA Biologics, Inc 14,274
140,590 (c) Adverum Biotechnologies, Inc 657
16,998 (c) Aether Industries Ltd 176
166,600 (a),(c) AIM Vaccine Co Ltd 130
35,351 Ajanta Pharma Ltd 1,209
734,000 (b),(c) Akeso, Inc 5,712
39,863 Alembic Pharmaceuticals Ltd 495
101,160 (c) ALK-Abello A.S. 2,240
15,250 Alkem Laboratories Ltd 1,002
453,660 (c) Alkermes plc 13,047
57,595 Almirall S.A. 490
110,143 (c) Alnylam Pharmaceuticals, Inc 25,918
35,270 (c) Alteogen, Inc 7,327
360,093 Amgen, Inc 93,855
13,511 AMI Organics Ltd 338
1,490,850 (c) Amicus Therapeutics, Inc 14,044
1,126,790 (c) Amneal Pharmaceuticals, Inc 8,924
534 (c) ANI Pharmaceuticals, Inc 30
1,227,350 (c) Annexon, Inc 6,296
184,533 (c) Apellis Pharmaceuticals, Inc 5,888
131,150 (c) Arcutis Biotherapeutics, Inc 1,827
111,050 (c) Argenx SE 68,597
181,900 (b),(c) Ascentage Pharma Group International 1,060
1,954,966 Aspen Pharmacare Holdings Ltd 17,078
2,174,250 Astellas Pharma, Inc 21,114
5,453 AstraZeneca Pharma India Ltd 464
2,105,150 AstraZeneca plc 274,469
129,822 AstraZeneca plc (ADR) 8,506
6,562 Asymchem Laboratories Tianjin Co Ltd 68
107,955 Aurobindo Pharma Ltd 1,679
119,780 (a),(c) Axsome Therapeutics, Inc 10,135

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
28,059 (a) Bachem Holding AG. $ 1,794
9,123 (a),(c) Basilea Pharmaceutica 416
214,522 (c) Bausch Health Cos, Inc 1,734
60,415 (c) Bavarian Nordic AS 1,589
43,150 Bayer AG. 862
976,600 (c) BeiGene Ltd 13,924
197,145 (c) BeiGene Ltd (ADR) 36,415
58,680 Beijing Tiantan Biological Products Corp Ltd 165
205,000 (a) Beijing Tong Ren Tang Chinese Medicine Co Ltd 231
34,400 Beijing Tongrentang Co Ltd 191
25,258 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 244
30,598 (a),(b),(c) BioArctic AB 551
319,816 Biocon Ltd 1,362
1,121,650 (c) BioCryst Pharmaceuticals, Inc 8,435
189,673 BioGaia AB 1,918
321,926 (c) Biohaven Ltd 12,024
334,361 (c) BioMarin Pharmaceutical, Inc 21,978
15,763 (c) Bioneer Corp 200
50,409 Biotage AB 733
110,790 (a),(c) Black Diamond Therapeutics, Inc 237
135,694 (c) Blueprint Medicines Corp 11,835
419,083 (b),(c) BoneSupport Holding AB 14,643
42,564 Bora Pharmaceuticals Co Ltd 975
22,082 (c) Boryung 153
3,306,909 Bristol-Myers Squibb Co 187,039
114,191 (c) Brooks Automation, Inc 5,710
825,406 Bruker BioSciences Corp 48,385
95,383 Cadila Healthcare Ltd 1,080
25,796 (c) Camurus AB 1,318
70,200 (b),(c) CanSino Biologics, Inc 283
18,186 Caplin Point Laboratories Ltd 530
533,500 (a),(c) Cardiff Oncology, Inc 2,315
13,770 Caregen Co Ltd 267
468,190 (c) Catalyst Pharmaceuticals, Inc 9,771
126,040 (c) Celldex Therapeutics, Inc 3,185
28,469 (c),(d) Cellivery Therapeutics, Inc 0 ^
13,809 (c) Celltrion Pharm Inc 526
131,214 Celltrion, Inc 16,536
407,385 Center Laboratories, Inc 545
4,214 Changchun High & New Technology Industry Group, Inc 57
15,794 (c) Charles River Laboratories International, Inc 2,916
13,057 Chemometec A.S. 883
970,000 China Medical System Holdings Ltd 940
877,000 (b) China Resources Pharmaceutical Group Ltd 642
36,816 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 224
956,000 China Shineway Pharmaceutical Group Ltd 1,183
389 (c),(d) Chinook Therapeutics, Inc 0 ^
5,657 Chong Kun Dang Pharmaceutical Corp 339
56,970 Chongqing Zhifei Biological Products Co Ltd 205
691,714 Chugai Pharmaceutical Co Ltd 30,492
436,177 Cipla Ltd 7,773
163,490 (c) Clarity Pharmaceuticals Ltd 421
31,807 (a) Clinuvel Pharmaceuticals Ltd 237
562,864 (c) Codexis, Inc 2,685
19,523 Concord Biotech Ltd 503
4,033,000 Consun Pharmaceutical Group Ltd 4,216
25,088 COSMO Pharmaceuticals NV 1,761
174,975 (c) Crinetics Pharmaceuticals, Inc 8,946
189,422 (a),(c) Cronos Group, Inc 381
305,319 CSL Ltd 53,263
38,280 CSPC Innovation Pharmaceutical Co Ltd 139
3,512,054 CSPC Pharmaceutical Group Ltd 2,141

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
83,219 (c) CureVac NV $ 262
14,189 (c) Daewoong Co Ltd 206
3,152 (c) Daewoong Pharmaceutical Co Ltd 269
5,108,770 (g) Daiichi Sankyo Co Ltd 139,792
1,330,966 Danaher Corp 305,523
15,696 Dermapharm Holding SE 632
29,036 (a),(c) Diffusion Pharmaceuticals, Inc 68
94,482 Divi's Laboratories Ltd 6,724
3,064 Dong-A Socio Holdings Co Ltd 228
3,143 (c) Dong-A ST Co Ltd 125
15,771 Dong-E-E-Jiao Co Ltd 136
13,689 DongKook Pharmaceutical Co Ltd 153
1,899 (a),(c) Dottikon Es Holding AG. 462
1,303,525 Dr Reddy's Laboratories Ltd 21,106
139,000 (c) EirGenix, Inc 305
48,500 Eisai Co Ltd 1,321
4,609,896 (c) Elanco Animal Health, Inc 55,826
92,950 (c) Elevation Oncology, Inc 52
1,141,847 Eli Lilly & Co 881,506
34,908 (b),(c) Eris Lifesciences Ltd 559
126,781 Eurofins Scientific SE 6,466
448,951 Ever Supreme Bio Technology Co Ltd 2,402
156,500 (a),(b),(c) Everest Medicines Ltd 971
166,280 (c) Evolus, Inc 1,836
114,762 (c) Evotec SE 976
330,343 (c) Exact Sciences Corp 18,562
1,239,697 (c) Exelixis, Inc 41,282
549,582 Faes Farma S.A. (Sigma) 1,981
49,876 FDC Ltd 290
7,284 (c) Formycon AG. 399
28,045 (c) Fortrea Holdings, Inc 523
16,150 (c) Frequency Therapeutics, Inc 615
36,414 (a),(c) Galapagos NV 1,001
368,076 (c) Galderma Group AG. 40,817
30,227 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 103
981 (c) Genmab AS 205
582,800 Genomma Lab Internacional SAB de C.V. 702
499,386 (a),(c) Genscript Biotech Corp 628
50,323 Genus plc 975
84,551 Gerresheimer AG. 6,225
957,831 Gilead Sciences, Inc 88,475
24,974 (b) Gland Pharma Ltd 518
44,583 GlaxoSmithKline Pharmaceuticals Ltd 1,171
27,644 (c) Glenmark Life Sciences Ltd 317
394,432 Glenmark Pharmaceuticals Ltd 7,401
40,701 (a),(c) GNI Group Ltd 868
958,500 Grand Pharmaceutical Group Ltd 590
105,799 Granules India Ltd 731
4,522 Green Cross Corp 547
15,822 Green Cross Holdings Corp 185
4,670 (c) Grifols S.A. 44
5,230,329 GSK plc 88,221
51,421 (c) G-treeBNT Co Ltd 404
692,230 H Lundbeck A.S. 3,973
32,104 H Lundbeck A.S. 149
596,099 (c) Halozyme Therapeutics, Inc 28,499
25,227 (c) Hanall Biopharma Co Ltd 654
7,521 Hangzhou Tigermed Consulting Co Ltd - A 56
2,671 Hanmi Pharm Co Ltd 505
485,839 (b) Hansoh Pharmaceutical Group Co Ltd 1,076
125,326 (c) Harmony Biosciences Holdings, Inc 4,312
39,992 Hikal Ltd 182

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,630 Hikma Pharmaceuticals plc $ 66
38,200 Hisamitsu Pharmaceutical Co, Inc 989
10,878 (c) HK inno N Corp 263
20,403 (c) Hlb Pharma Ceutical Co Ltd 330
2,548,684 (a),(c),(d) Hua Han Health Industry Holdings Ltd 3
27,720 Hualan Biological Engineering, Inc 64
11,700 Hubei Jumpcan Pharmaceutical Co Ltd 47
5,023 (c) Hugel, Inc 948
28,154 Humanwell Healthcare Group Co Ltd 90
446,000 (c) HUTCHMED China Ltd 1,287
145,944 Hypera S.A. 427
34,112 (c) ICON plc 7,154
447,554 (c) Illumina, Inc 59,807
7,140 Imeik Technology Development Co Ltd 179
385,834 (a),(c) Immunovant, Inc 9,557
48,338 (c) Incyte Corp 3,339
28,883 (c) Indegene Ltd 203
92,759 (c) Indivior plc 1,188
446,000 (a),(b),(c) InnoCare Pharma Ltd 350
1,670,073 (b),(c) Innovent Biologics, Inc 7,813
89,350 (a),(c) Inozyme Pharma, Inc 247
371,993 (c) Insmed, Inc 25,682
144,208 (c) Intra-Cellular Therapies, Inc 12,044
796,470 (c) Iovance Biotherapeutics, Inc 5,894
114,682 Ipca Laboratories Ltd 2,266
583 Ipsen 67
55,102 (c) IQVIA Holdings, Inc 10,828
16,608 Jamjoom Pharmaceuticals Factory Co 673
105,671 (c) Jazz Pharmaceuticals plc 13,013
168,588 JB Chemicals & Pharmaceuticals Ltd 3,628
51,844 JCR Pharmaceuticals Co Ltd 199
164,411 Jiangsu Hengrui Pharmaceuticals Co Ltd 1,034
4,400 Jiangsu Nhwa Pharmaceutical Co Ltd 15
2,161,839 Johnson & Johnson 312,645
49,061 Jubilant Pharmova Ltd 632
11,683 JW Pharmaceutical Corp 189
22,179 Kaken Pharmaceutical Co Ltd 633
8,003,406 Kalbe Farma Tbk PT 676
4,044 (c) Kangmei Pharmaceutical Co Ltd 1
138,500 (b),(c) Keymed Biosciences, Inc 548
359,040 (c) Kiniksa Pharmaceuticals Ltd 7,102
21,500 Kissei Pharmaceutical Co Ltd 564
155,343 (c) Krystal Biotech, Inc 24,336
19,176 (c) Kuros Biosciences AG. 451
32,281 Kyorin Co Ltd 307
46,900 Kyowa Hakko Kogyo Co Ltd 705
16,078 Laboratorios Farmaceuticos Rovi S.A 1,047
289,294 (b) Laurus Labs Ltd 2,033
28,677 (a),(c) Legend Biotech Corp (ADR) 933
19,495 (c) LegoChem Biosciences, Inc 1,426
469,000 (a),(b),(c) Lepu Biopharma Co Ltd 158
206,640 Lonza Group AG. 121,967
250,000 Lotus Pharmaceutical Co Ltd 2,053
69,319 (c) Lumosa Therapeutics Co Ltd 529
1,025,022 Lupin Ltd 28,159
1,615,000 (a),(b),(c) Luye Pharma Group Ltd 450
21,636 (a),(c) Madrigal Pharmaceuticals, Inc 6,676
86,128 (c) Mankind Pharma Ltd 2,891
3,194 (c) MannKind Corp 21
123,332 Marksans Pharma Ltd 426
178,466 (c) Medigen Vaccine Biologics Corp 196
15,376 (c) Medpace Holdings, Inc 5,108

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
26,666 Medytox, Inc $ 2,244
287,900 Mega Lifesciences PCL 280
42,080 (c) MeiraGTx Holdings plc 256
3,077,569 Merck & Co, Inc 306,157
2,020 Merck KGaA 294
667,599 (a),(c) Mesoblast Ltd 1,277
18,065 (c) Mezzion Pharma Co Ltd 375
2,496 Middle East Pharmaceutical Co 81
292,960 (c) Mirum Pharmaceuticals, Inc 12,114
10,775 Mochida Pharmaceutical Co Ltd 239
249,089 (a),(c) MoonLake Immunotherapeutics 13,488
427,630 (c) Myriad Genetics, Inc 5,863
67,023 Natco Pharma Ltd 1,084
229,557 (c) Natera, Inc 36,339
43,173 (c) Naturecell Co Ltd 627
5,645 Neuland Laboratories Ltd 903
85,378 (c) Neuren Pharmaceuticals Ltd 659
48,720 (c) Neurocrine Biosciences, Inc 6,650
43,500 Nippon Shinyaku Co Ltd 1,099
55,518 (c),(d) NKMax Co Ltd 57
2,000,322 Novartis AG. 194,746
7,648,775 Novo Nordisk A.S. 659,950
2,078,553 Novo Nordisk A.S. (ADR) 178,797
1,080,333 (c) Nuvation Bio, Inc 2,874
111,172 (c) OBI Pharma, Inc 198
253,500 (b),(c) Ocumension Therapeutics 147
3,120 (c),(d) OmniAb Operations, Inc 0 ^
3,120 (c),(d) OmniAb Operations, Inc 0 ^
239,605 (c) Oneness Biotech Co Ltd 638
22,299 (c),(d) Onesource Speciality Pharma Ltd 420
71,800 Ono Pharmaceutical Co Ltd 748
9,326 (c) Orchid Pharma Ltd 196
79,448 Organon & Co 1,185
1,700 Orion Oyj (Class B) 75
20,183 (c) Oscotec, Inc 330
488,153 Otsuka Holdings Co Ltd 26,555
414,294 (c) Oxford Nanopore Technologies plc 668
106,310 (c) Pacira BioSciences, Inc 2,003
75,000 (c) PeptiDream, Inc 1,245
17,445 (c) Peptron, Inc 1,183
2,054,518 Pfizer, Inc 54,506
11,994 Pharma Mar S.A. 989
94,000 (c) PharmaEssentia Corp 1,761
69,951 (c),(d) Pharmally International Holding Co Ltd 0 ^
5,216 PharmaResearch Co Ltd 921
24,225 Pharmaron Beijing Co Ltd - A 85
530,257 (a),(c) Pharming Group NV 508
9,799 (a),(c) Pharvaris NV 188
358,900 Phibro Animal Health Corp 7,537
1,898,351 Piramal Pharma Ltd 5,891
257,458 (c) Polaris Group 358
10,377 (b),(c) PolyPeptide Group AG. 324
80,700 (c) Praxis Precision Medicines, Inc 6,211
15,636 Procter & Gamble Health Ltd 957
388,390 (c) PTC Therapeutics, Inc 17,532
3,488 QIAGEN NV 156
159,291 QIAGEN NV 7,093
121,180 (c) Quanterix Corp 1,288
20,961 Recordati S.p.A. 1,099
94,887 (c) Regeneron Pharmaceuticals, Inc 67,591
355,250 (c) Relay Therapeutics, Inc 1,464
121,000 (a),(b),(c) Remegen Co Ltd 222

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
125,529 (c) Repligen Corp $ 18,069
92,568 Richter Gedeon Rt 2,425
821,126 Roche Holding AG. 229,592
495 (a) Roche Holding AG. 148
1,432,987 (a),(c) Roivant Sciences Ltd 16,952
235,510 Royalty Pharma plc 6,008
10,771 (c) Sam Chun Dang Pharm Co Ltd 1,073
12,102 (b),(c) Samsung Biologics Co Ltd 7,755
6,372 Sandoz Group AG. 261
1,352,892 Sanofi (ADR) 65,250
7,152 (c) Sanofi Consumer Healthcare India Ltd 412
7,152 Sanofi India Ltd 511
3,654,109 Sanofi-Aventis 355,219
780,400 Santen Pharmaceutical Co Ltd 7,991
166,321 (c) Sarepta Therapeutics, Inc 20,223
48,063 Sartorius AG. 10,681
458 Sartorius Stedim Biotech 89
46,649 Saudi Pharmaceutical Industries & Medical Appliances Corp 397
88,551 Sawai Group Holdings Co Ltd 1,208
53,220 (c) Scholar Rock Holding Corp 2,300
26,193 Schott Pharma AG.& Co KGaA 690
209,000 ScinoPharm Taiwan Ltd 140
28,787 Seegene, Inc 444
44,230 (a),(c) Selecta Biosciences, Inc 792
51,688 Shanghai Fosun Pharmaceutical Group Co Ltd - A 176
22,540 (a),(b) Shanghai Haohai Biological Technology Co Ltd 77
182,737 (d) Shanghai RAAS Blood Products Co Ltd 181
24,525 Shenzhen Salubris Pharmaceuticals Co Ltd 104
38,307 Shijiazhuang Yiling Pharmaceutical Co Ltd 84
27,308 (c) Shilpa Medicare Ltd 260
29,390 (c) Shin Poong Pharmaceutical Co Ltd 204
147,243 Shionogi & Co Ltd 2,065
47,655 Sichuan Kelun Pharmaceutical Co Ltd 195
3,565 Siegfried Holding AG. 3,878
13,076,000 Sihuan Pharmaceutical Holdings Group Ltd 1,101
24 (c) Silence Therapeutics plc (ADR) 0 ^
546,000 (a),(b) Simcere Pharmaceutical Group Ltd 497
4,365,236 Sino Biopharmaceutical Ltd 1,784
12,229 (c) SK Biopharmaceuticals Co Ltd 913
8,891 (c) SK Bioscience Co Ltd 303
8,455 SKAN Group AG. 710
154,350 (c) Solid Biosciences, Inc 617
65,629 (a),(c),(d) Sorrento Therapeutics, Inc 28
55,808 (a),(c) Sosei Group Corp 369
1,112,000 SSY Group Ltd 511
8,214 (c) ST Pharm Co Ltd 491
44,598 Strides Pharma Science Ltd 343
144,000 Sumitomo Dainippon Pharma Co Ltd 509
60,594 (c) Sun Pharma Advanced Research Co Ltd 141
1,800,078 Sun Pharmaceutical Industries Ltd 39,614
1,032,880 (c) Sutro Biopharma, Inc 1,900
87,992 (c) Suven Pharmaceuticals Ltd 1,169
145,043 SwedenCare AB 632
3,043 (c) Swedish Orphan Biovitrum AB 87
205,220 (c) Syndax Pharmaceuticals, Inc 2,713
145,680 (b) Syngene International Ltd 1,459
292,425 Synmosa Biopharma Corp 308
123,484 (c) TaiMed Biologics, Inc 324
36,533 Takara Bio, Inc 243
710,994 Takeda Pharmaceutical Co Ltd 18,822
9,966 Tecan Group AG. 2,221
196,709 (c) Telix Pharmaceuticals Ltd 2,989

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
118,990 (a),(c) Tenaya Therapeutics, Inc $ 170
1,419,550 (c) Terns Pharmaceuticals, Inc 7,864
876,823 (c) Teva Pharmaceutical Industries Ltd (ADR) 19,325
786,940 (a),(c) TG Therapeutics, Inc 23,687
335,228 (c) Theravance Biopharma, Inc 3,154
244,633 Thermo Fisher Scientific, Inc 127,265
521,000 (a) Tong Ren Tang Technologies Co Ltd 347
53,765 Torii Pharmaceutical Co Ltd 1,603
176,980 Torrent Pharmaceuticals Ltd 6,937
21,413 Towa Pharmaceutical Co Ltd 453
472,660 (c) Travere Therapeutics, Inc 8,234
48,300 Tsumura & Co 1,437
131,000 TTY Biopharm Co Ltd 291
45,900 (c) Twist Bioscience Corp 2,133
703,884 UCB S.A. 140,118
146,938 (c) Ultragenyx Pharmaceutical, Inc 6,182
745,562 United Laboratories Ltd 1,180
105,767 (c) United Therapeutics Corp 37,319
83,447 (a),(c) Valneva SE 186
77,730 (c) Vaxcyte, Inc 6,363
491,700 (c) Veracyte, Inc 19,471
149,330 (c) Vertex Pharmaceuticals, Inc 60,135
361,749 Viatris, Inc 4,504
63,504 (a),(c) Viking Therapeutics, Inc 2,555
3,312 Virbac S.A. 1,084
137,850 (c) Viridian Therapeutics, Inc 2,643
56,058 (a) Vitrolife AB 1,088
7,650 (c) Voronoi, Inc 410
17,000 (c) Waters Corp 6,307
171,960 (c) WaVe Life Sciences Ltd 2,127
223,836 West Pharmaceutical Services, Inc 73,320
2,280,000 Winteam Pharmaceutical Group Ltd 678
49,033 (c) Wockhardt Ltd 809
65,458 WuXi AppTec Co Ltd - A 494
131,537 (b) WuXi AppTec Co Ltd - H 949
22,513,500 (b),(c) Wuxi Biologics Cayman, Inc 50,455
291,180 (c) Xencor, Inc 6,691
1,478,470 (c) Xeris Biopharma Holdings, Inc 5,012
234,400 (b),(c) YiChang HEC ChangJiang Pharmaceutical Co Ltd 289
80,712 (c) Yuhan Corp 6,503
127,000 YungShin Global Holding Corp 209
54,107 Yunnan Baiyao Group Co Ltd 445
676,200 (c) Zai Lab Ltd 1,782
647,329 (c) Zealand Pharma AS 64,393
133,880 (c) Zentalis Pharmaceuticals, Inc 406
12,500 ZERIA Pharmaceutical Co Ltd 194
15,501 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 456
30,058 Zhejiang Huahai Pharmaceutical Co Ltd 74
1,190,245 Zoetis, Inc 193,927
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,560,530
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
164,000 Advancetek Enterprise Co Ltd 380
9,287 (b) Aedas Homes SAU 249
75,800 (a) Aeon Mall Co Ltd 980
1 (c) AFI Properties Ltd 0 ^
5,654 Africa Israel Residences Ltd 423
52,422 (c) Airport City Ltd 842
28,636 Alandalus Property Co 184
3,143,211 Aldar Properties PJSC 6,570
320,941 Aliansce Sonae Shopping Centers sa 942
695,250 (a),(b) A-Living Smart City Services Co Ltd 254
11,445 Allreal Holding AG. 2,093

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
127,170 Alony Hetz Properties & Investments Ltd $ 1,060
36,165 (a) Altus Group Ltd 1,409
634,500 Amata Corp PCL 535
193,353 Amot Investments Ltd 1,093
80,977 Anant Raj Industries Ltd 806
348,440 (c) Anywhere Real Estate, Inc 1,150
8,894,800 AP Thailand PCL 2,108
116,570 (b) Arabian Centres Co 673
810,133 Aroundtown S.A. 2,447
69,199 Arriyadh Development Co 619
43,011 Atrium Ljungberg AB 771
100,807 Aura Investments Ltd 599
5,636,508 Ayala Land, Inc 2,537
866 Azrieli Group Ltd 71
1,726,887 Barwa Real Estate Co 1,343
9,792 (c) Big Shopping Centers Ltd 1,453
5,522 Blue Square Real Estate Ltd 528
94,276 Brigade Enterprises Ltd 1,364
4,940,100 (c) Bumi Serpong Damai Tbk PT 290
632,000 (a) C&D International Investment Group Ltd 1,056
466,000 C&D Property Management Group Co Ltd 142
34,114 CA Immobilien Anlagen AG. 824
942,198 Capitaland India Trust 736
2,228,444 Capitaland Investment Ltd 4,272
310,041 (c) Castellum AB 3,386
26,400 Catena AB 1,131
490,000 Cathay Real Estate Development Co Ltd 358
229,762 (c) CBRE Group, Inc 30,165
1,577,382 Central Pattana PCL 2,632
3,182,000 (a) China Jinmao Holdings Group Ltd 397
465,727 China Merchants Shekou Industrial Zone Holdings Co Ltd 654
1,134,000 China Overseas Grand Oceans Group Ltd 256
3,226,286 China Overseas Land & Investment Ltd 5,097
895,000 China Overseas Property Holdings Ltd 587
2,801,602 China Resources Land Ltd 8,043
590,600 (b) China Resources Mixc Lifestyle Services Ltd 2,183
1,982,938 (a) China Vanke Co Ltd 1,342
480,919 China Vanke Co Ltd (Class A) 479
105,000 Chong Hong Construction Co Ltd 275
41,625 Cibus Nordic Real Estate AB 664
8,098,100 Ciputra Development Tbk PT 494
336,900 City Developments Ltd 1,260
60,714 (a) Citycon Oyj 203
1,638,817 CK Asset Holdings Ltd 6,689
78,963 Colliers International Group, Inc 10,738
1,249,196 Commercial Real Estate Co KSC 600
1,836,170 (c) Compass, Inc 10,742
2,244,911 (a) Corem Property Group AB 1,359
653,800 Corp Inmobiliaria Vesta SAB de C.V. 1,668
238,518 (c) CoStar Group, Inc 17,076
11,042,898 (a),(c),(d) Country Garden Holdings Co Ltd 345
1,722,000 Country Garden Services Holdings Co Ltd 1,213
102,000 Crowell Development Corp 132
244,030 (c) Cushman & Wakefield plc 3,192
145,176 (c) D B Realty Ltd 292
15,285 Daito Trust Construction Co Ltd 1,709
503,333 Daiwa House Industry Co Ltd 15,453
183,750 Da-Li Development Co Ltd 248
212,232 (c) Dar Al Arkan Real Estate Development Co 852
310,000 Delpha Construction Co Ltd 371
922,284 Deyaar Development PJSC 233
64,204 Dios Fastigheter AB 459

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
647,010 DLF Ltd $ 6,215
19,424 DREAM Unlimited Corp 299
617,800 Eco World Development Group BHD 288
17,877 Electra Real Estate Ltd 215
308,269 (c) Emaar Economic City 718
5,579,696 Emaar Properties PJSC 19,546
54,443 (b) Entra ASA 553
1,148,400 (b) ESR Group Ltd 1,766
4,118,000 (b),(c) Evergrande Property Services Group Ltd 395
145,770 (a) eXp World Holdings, Inc 1,678
190,625 Fabege AB 1,429
173,000 Farglory Land Development Co Ltd 390
778,343 (c) Fastighets AB Balder 5,417
35,843 FastPartner AB 207
34,086 FirstService Corp 6,175
917,420 Fortress REIT Ltd 985
64,827 Gazit Globe Ltd 241
24,686,000 (a) Gemdale Properties & Investment Corp Ltd 865
125,413 (c) Godrej Properties Ltd 4,069
7,880 Goldcrest Co Ltd 156
547,680 Grainger plc 1,543
54,150 Grand City Properties S.A. 661
867,500 (a) Greentown China Holdings Ltd 1,023
1,186,000 Greentown Service Group Co Ltd 580
1,106,800 (a) Guangzhou R&F Properties Co Ltd 191
355,000 (c) Hainan Airport Infrastructure Co Ltd 184
18,959,479 Hang Lung Properties Ltd 15,115
16,315,400 (c),(d) Hanson International Tbk PT 0 ^
21,022 Heiwa Real Estate Co Ltd 580
58,008 (c) Hemisphere Properties India Ltd 117
1,348,899 Henderson Land Development Co Ltd 4,089
1,080,498 Highwealth Construction Corp 1,430
44,114 Hiyes International Co Ltd 270
280,100 Hong Fok Corp Ltd 168
1,119,245 Hongkong Land Holdings Ltd 4,984
1,015,477 (c) Hopson Development Holdings Ltd 405
18,742 (c) Howard Hughes Holdings, Inc 1,442
195,800 Huaku Development Co Ltd 680
42,000 Huang Hsiang Construction Co 83
88,186 Hufvudstaden AB (Series A) 967
1,299,200 (a) Hulic Co Ltd 11,285
461,696 Hysan Development Co Ltd 701
181,125 Ichigo Holdings Co Ltd 428
185,500 Iguatemi S.A. 519
23,975 (c) IMMOFINANZ AG. 371
341,590 (c) Indiabulls Real Estate Ltd 461
5,451 Intershop Holding AG. 763
1,332,500 IOI Properties Group Bhd 667
128,855 Israel Canada T.R Ltd 499
2,896 (c) Isras Holdings Ltd 322
898 Isras Investment Co Ltd 215
102,168 I-Sunny Construction & Development Co Ltd 288
822,005 IWG plc 1,635
290,300 JHSF Participacoes S.A. 172
1,596,750 (c),(d) Jiangsu Future Land Co Ltd 16
164,500 Jinke Smart Services Group Co Ltd 158
22,333 (c) Jones Lang LaSalle, Inc 5,653
5,000 Kasumigaseki Capital Co Ltd 420
41,152 Katitas Co Ltd 590
3,505,725 KE Holdings, Inc (ADR) 64,575
20,900 Keihanshin Building Co Ltd 218
453,000 Kerry Properties Ltd 905

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
11,807 (c) Keystone Realtors Ltd $ 93
269,000 Kindom Development Co Ltd 417
95,065 Kojamo Oyj 926
623,026 Kuwait Real Estate Co KSC 518
45,169 (c) Lamda Development S.A. 341
5,727,600 Land and Houses PCL 847
6,097 LEG Immobilien SE 517
494,582 Lend Lease Corp Ltd 1,901
135,443 Leopalace21 Corp 506
67,674 (a) Lifestyle Communities Ltd 357
1,769,093 (b) Longfor Group Holdings Ltd 2,244
603,663 Mabanee Co SAK 1,492
252,846 (b) Macrotech Developers Ltd 4,095
876,800 Mah Sing Group BHD 352
63,301 Mahindra Lifespace Developers Ltd 342
35,779 (a),(c),(d) Mapeley Ltd 0 ^
790,500 Matrix Concepts Holdings Bhd 422
31,680 (c) Max Estates Ltd 210
833,100 MBK PCL 500
17,336 Mega Or Holdings Ltd 551
8,221,000 Megaworld Corp 290
20,530 Melisron Ltd 1,829
45,298 (c) Milpa 146
1,052,253 Mitsubishi Estate Co Ltd 14,607
2,305,973 Mitsui Fudosan Co Ltd 18,442
505,890 Mivne Real Estate KD Ltd 1,514
5,815 Mobimo Holding AG. 1,877
2,178 Morguard Corp 176
215,300 Multiplan Empreendimentos Imobiliarios S.A. 736
876,939 (c) National Real Estate Co KPSC 222
467,061 NEPI Rockcastle NV 3,415
104,633 NESCO Ltd 1,177
1,080,000 (a) New World Development Co Ltd 713
293,850 Newmark Group, Inc 3,764
32,731 (a) Nexity 440
68,200 Nomura Real Estate Holdings, Inc 1,683
18,947 NP3 Fastigheter AB 428
124,077 Nyfosa AB 1,210
50,716 Oberoi Realty Ltd 1,366
179,500 OSK Holdings BHD 71
12,089,800 Pakuwon Jati Tbk PT 299
75,722 Pandox AB 1,313
455,296 Parque Arauco S.A. 730
30,375 Patrizia Immobilien AG. 251
99,438 (c) PEXA Group Ltd 800
168,245 Phoenix Mills Ltd 3,205
50,802 Platzer Fastigheter Holding AB 394
346,146 Plaza S.A. 567
629,162 Poly Developments and Holdings Group Co Ltd 764
102,200 (a) Poly Property Development Co Ltd 397
1,773,000 Poly Property Group Co Ltd 349
4,327 Prashkovsky Investments and Construction Ltd 135
145,053 Prestige Estates Projects Ltd 2,865
1,075,000 Prince Housing & Development Corp 336
777,100 Pruksa Holding PCL 180
38,716 PSP Swiss Property AG. 5,510
46,047 Puravankara Ltd 203
3,907,900 Quality Houses PCL 197
733,000 (a),(c) Radiance Holdings Group Co Ltd 276
546,617 RAK Properties PJSC 170
25,195 Raymond Ltd 492
22,670 (c) Re/Max Holdings, Inc 242

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
75,028 Relo Group, Inc $ 912
160,749 Retal Urban Development Co 693
1,523,900 Robinsons Land Corp 349
1,266,755 Ruentex Development Co Ltd 1,655
213,799 Sagax AB 4,388
181,244 Sakura Development Co Ltd 293
341,555 Salhia Real Estate Co KSCP 442
820,698 (a) Samhallsbyggnadsbolaget i Norden AB 337
11,623,600 Sansiri PCL 614
108,891 (c) Saudi Real Estate Co 734
927,349 Savills plc 12,027
4,813 (a),(c) Seaport Entertainment Group, Inc 135
1,898,000 (a) Seazen Group Ltd 439
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 245
52,137 Shanghai Lingang Holdings Corp Ltd 72
84,300 Shanghai Zhangjiang High-Tech Park Development Co Ltd 310
2,584,000 Shenzhen Investment Ltd 288
1,062,500 (a),(c) Shimao Property Holdings Ltd 138
1,874,000 (a) Shoucheng Holdings Ltd 259
3,562,500 Shui On Land Ltd 306
16,430 (c) SignatureGlobal India Ltd 262
2,618,600 Sime Darby Property Bhd 987
3,319,322 Sino Land Co 3,349
236,000 Sinyi Realty, Inc 207
1,171,435 Sirius Real Estate Ltd 1,149
8,346,988 SM Prime Holdings 3,605
31,999 Sobha Ltd 589
2,009,500 (c) Soho China Ltd 177
1,318,200 SP Setia BHD 430
21,600 Starts Corp, Inc 517
934,209 (a) StorageVault Canada, Inc 2,561
262,305 Sumitomo Realty & Development Co Ltd 8,157
8,935,800 Summarecon Agung Tbk PT 271
30,868 Summit Real Estate Holdings Ltd 475
20,462 Sumou Real Estate Co 256
109,180 Sun Frontier Fudousan Co Ltd 1,338
1,335,503 Sun Hung Kai Properties Ltd 12,708
4,590,000 (a),(c) Sunac China Holdings Ltd 1,352
1,022,000 (b) Sunac Services Holdings Ltd 217
58,429 Sunteck Realty Ltd 346
1,044,600 Supalai PCL 556
78,723 Swiss Prime Site AG. 8,580
966,308 TAG Tegernsee Immobilien und Beteiligungs AG. 14,308
705,501 Talaat Moustafa Group 777
648,300 (c) Tanco Holdings Bhd 287
54,201 (c) TARC Ltd 112
239,993 (a) Tokyo Tatemono Co Ltd 3,961
449,500 Tokyu Fudosan Holdings Corp 2,744
20,443 Tosei Corp 324
735,600 UEM Sunrise Bhd 177
1,414,986 United Development Co QSC 437
306,700 (a) UOL Group Ltd 1,158
10,406 VGP NV 769
316,487 Vonovia SE 9,635
294,053 Wallenstam AB 1,272
6,704,900 WHA Corp PCL 1,080
917,000 Wharf Holdings Ltd 2,573
1,516,756 Wharf Real Estate Investment Co Ltd 3,858
436,708 Wihlborgs Fastigheter AB 4,151
580,642 (a) Yanlord Land Group Ltd 281
99,802 Yea Shin International Development Co Ltd 96
6,217 YH Dimri Construction & Development Ltd 616

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
155,400 Youngor Group Co Ltd $ 190
1,183,000 (a) Yuexiu Property Co Ltd 766
455,000 Yuexiu Services Group Ltd 191
43,000 Yungshin Construction & Development Co Ltd 191
28,383 (c) Zillow Group, Inc (Class A) 2,011
90,710 (c) Zillow Group, Inc (Class C) 6,717
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 572,579
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.1%
5,838 ACM Research Shanghai, Inc 80
398 (a),(c) ACM Research, Inc 6
217,080 ADATA Technology Co Ltd 519
627,257 (c) Advanced Micro Devices, Inc 75,766
14,250 Advanced Micro-Fabrication Equipment, Inc China 369
115,000 Advanced Wireless Semiconductor Co 387
2,920,821 Advantest Corp 166,074
22,000 Airoha Technology Corp 471
931,413 Aixtron AG. 14,636
343,000 Alchip Technologies Ltd 34,174
74,569 (c) Allegro MicroSystems, Inc 1,630
228,186 (a),(c) Alphawave IP Group plc 240
174,810 (c) Ambarella, Inc 12,716
68,114 Amkor Technology, Inc 1,750
10,214 (c) Amlogic Shanghai Co Ltd 96
81,269 (c) ams-OSRAM AG. 533
1,148,113 Analog Devices, Inc 243,928
32,000 (c) Andes Technology Corp 403
77,000 AP Memory Technology Corp 741
802,327 Applied Materials, Inc 130,482
343,000 Ardentec Corp 555
185,256 (a),(c) ARM Holdings plc (ADR) 22,853
2,842,925 ASE Technology Holding Co Ltd 13,960
45,322 ASM International NV 26,205
7,262,900 ASM Pacific Technology 69,444
28,000 ASMedia Technology, Inc 1,688
594,768 ASML Holding NV 416,596
23,000 ASPEED Technology, Inc 2,328
279,635 (a),(c) Astera Labs, Inc 37,038
74,340 BE Semiconductor Industries NV 10,190
45,231 (c) Borosil Renewables Ltd 295
10,169,150 Broadcom, Inc 2,357,616
10,469 (c) Cambricon Technologies Corp Ltd 942
86,239 Camtek Ltd 7,014
255,500 Chang Wah Technology Co Ltd 260
11,538 (c),(d) China Energy Savings Technology, Inc 0 ^
32,072 China Resources Microelectronics Ltd 207
479,000 Chipbond Technology Corp 940
4,432,000 ChipMOS Technologies, Inc 4,232
55,885 (c) Cirrus Logic, Inc 5,565
585,560 (c) Credo Technology Group Holding Ltd 39,355
429,500 D&O Green Technologies Bhd 202
39,200 (a),(c) Daqo New Energy Corp (ADR) 762
27,533 (c) DB HiTek Co Ltd 611
219,211 Disco Corp 58,152
10,272 (c) Duk San Neolux Co Ltd 191
8,290 (c) Duksan Techopia Co Ltd 165
230,000 Elan Microelectronics Corp 1,058
98,000 Elite Advanced Laser Corp 855
223,000 Elite Semiconductor Microelectronics Technology, Inc 421
5,084 Elmos Semiconductor SE 360
26,000 eMemory Technology, Inc 2,656
514,000 Ennostar, Inc 654
78,645 (c) Enphase Energy, Inc 5,401

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
88,054 Entegris, Inc $ 8,723
6,561 (c) Eo Technics Co Ltd 606
194,595 Episil Technologies, Inc 294
37,860 Episil-Precision, Inc 54
16,000 Eris Technology Corp 112
222,391 Etron Technology, Inc 245
50,598 (c) Eugene Technology Co Ltd 1,060
272,000 Everlight Electronics Co Ltd 704
18,954 (c) Fadu, Inc 191
185,913 Faraday Technology Corp 1,361
34,333 Ferrotec Holdings Corp 555
61,869 (c) First Solar, Inc 10,904
69,550 Fitipower Integrated Technology, Inc 492
43,100 Flat Glass Group Co Ltd 116
159,000 FocalTech Systems Co Ltd 431
56,044 (c) Formfactor, Inc 2,466
108,000 Formosa Advanced Technologies Co Ltd 93
62,200 Formosa Sumco Technology Corp 186
674,000 Foxsemicon Integrated Technology, Inc 6,232
9,000 Furuya Metal Co Ltd 205
18,779 GalaxyCore, Inc 35
82,000 Gallant Precision Machining Co Ltd 278
8,573,000 (a),(c) GCL Technology Holdings Ltd 1,184
17,655 (c) GemVax & Kael Co Ltd 178
19,834 GigaDevice Semiconductor, Inc 290
46,000 Global Mixed Mode Technology, Inc 336
35,000 Global Unichip Corp 1,445
57,412 (a),(c) GLOBALFOUNDRIES, Inc 2,464
2,025,384 Globalwafers Co Ltd 23,538
14,000 Grand Plastic Technology Corp 633
3,524,500 (c) Greatech Technology Bhd 1,818
1,493,000 Greatek Electronics, Inc 2,670
52,457 Gudeng Precision Industrial Co Ltd 779
6,608 Hana Materials, Inc 101
37,578 Hana Micron, Inc 231
35,618 Hangzhou First Applied Material Co Ltd 72
38,244 Hangzhou Silan Microelectronics Co Ltd 136
18,093 Hanmi Semiconductor Co Ltd 992
35,625 HPSP Co Ltd 618
255,531 (a),(b) Hua Hong Semiconductor Ltd 707
5,265 Hwatsing Technology Co Ltd 118
47,849 Hygon Information Technology Co Ltd 981
577,407 Hynix Semiconductor, Inc 66,165
633,690 (c) Ichor Holdings Ltd 20,418
25,630 (c) Impinj, Inc 3,723
1,087,500 Inari Amertron Bhd 743
2,714,663 Infineon Technologies AG. 88,611
8,356 Ingenic Semiconductor Co Ltd 78
3,169,697 Intel Corp 63,552
8,787 (c) ISC Co Ltd 422
331,000 ITE Technology, Inc 1,512
178,817 JA Solar Technology Co Ltd 337
50,713 Japan Material Co Ltd 537
68,000 Jentech Precision Industrial Co Ltd 3,153
148,491 Jinko Solar Co Ltd 145
27,400 (a) JinkoSolar Holding Co Ltd (ADR) 682
21,576 (c) Jusung Engineering Co Ltd 424
5,962 (c) KC Tech Co Ltd 104
1,393,000 King Yuan Electronics Co Ltd 4,717
244,000 Kinsus Interconnect Technology Corp 750
37,477 KLA Corp 23,615
39,830 (c) Koh Young Technology, Inc 217

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
130,000 (a),(c) Kokusai Electric Corp $ 1,704
776,388 Lam Research Corp 56,079
65,000 LandMark Optoelectronics Corp 766
15,600 (a) Lasertec Corp 1,462
82,208 (c) Lattice Semiconductor Corp 4,657
7,866 LEENO Industrial, Inc 1,005
197,246 LONGi Green Energy Technology Co Ltd 425
13,230 (c) Loongson Technology Corp Ltd 240
9,771 (c) LX Semicon Co Ltd 374
18,840 M31 Technology Corp 432
25,000 Machvision, Inc 301
199,268 (c) MACOM Technology Solutions Holdings, Inc 25,887
1,528,000 Macronix International 921
67,800 Malaysian Pacific Industries Bhd 392
62,000 Marketech International Corp 278
2,838,898 Marvell Technology, Inc 313,556
31,000 Materials Analysis Technology, Inc 234
293,500 (c) MaxLinear, Inc 5,805
1,795,720 MediaTek, Inc 77,198
10,689 (c) Megachips Corp 423
16,131 (a) Melexis NV 943
150,456 Microchip Technology, Inc 8,629
1,353,919 Micron Technology, Inc 113,946
490,600 (a),(g) Micronics Japan Co Ltd 11,442
83,030 (a) Mitsui High-Tec, Inc 429
19,241 MKS Instruments, Inc 2,009
13,161 Monolithic Power Systems, Inc 7,787
30,810 Montage Technology Co Ltd 286
63,000 MPI Corp 1,777
494,075 Nanya Technology Corp 440
68,815 National Silicon Industry Group Co Ltd 177
13,314 NAURA Technology Group Co Ltd 713
5,995 NEXTIN, Inc 205
133,062 (c) Nordic Semiconductor ASA 1,176
63,636 (c) Nova Measuring Instruments Ltd 12,510
237,758 Novatek Microelectronics Corp Ltd 3,632
177,000 Nuvoton Technology Corp 479
31,079,511 Nvidia Corp 4,173,668
200,627 NXP Semiconductors NV 41,700
118,817 (c) ON Semiconductor Corp 7,491
142,638 (c) Onto Innovation, Inc 23,773
28,452 Optorun Co Ltd 335
301,000 Orient Semiconductor Electronics Ltd 317
240,000 Pan Jit International, Inc 375
295,000 Parade Technologies Ltd 6,889
130,000 Phison Electronics Corp 2,114
102,000 Phoenix Silicon International Corp 433
6,850 Piotech, Inc 144
101,000 Pixart Imaging, Inc 788
56,700 Power Integrations, Inc 3,498
2,151,000 Powerchip Semiconductor Manufacturing Corp 1,041
538,000 Powertech Technology, Inc 1,997
7,795 (c) PSK, Inc 196
16,595 (c) PSK, Inc 182
26,942 (c) Qorvo, Inc 1,884
334,646 QUALCOMM, Inc 51,408
350,000 Radiant Opto-Electronics Corp 2,094
187,273 (c) Rambus, Inc 9,899
45,000 Raydium Semiconductor Corp 540
203,261 Realtek Semiconductor Corp 3,513
3,453,824 (c) Renesas Electronics Corp 43,708
468,311 RichWave Technology Corp 3,033

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
483,710 (a),(c) Rigetti Computing, Inc $ 7,381
7,800 Rockchip Electronics Co Ltd 117
1,960,600 Rohm Co Ltd 18,217
253,470 Rorze Corp 2,395
10,000 RS Technologies Co Ltd 215
130,100 Sanan Optoelectronics Co Ltd 217
17,613 Sanken Electric Co Ltd 639
69,600 SCREEN Holdings Co Ltd 4,109
89,000 SDI Corp 256
125,905 (c) Semtech Corp 7,787
59,406 (c) SFA Semicon Co Ltd 123
5,569 SG Micro Corp 62
13,300 Shenzhen Goodix Technology Co Ltd 147
19,640 Shibaura Mechatronics Corp 969
52,000 Shinko Electric Industries 1,880
30,000 ShunSin Technology Holding Ltd 219
2,806,000 Sigurd Microelectronics Corp 5,764
132,960 Silergy Corp 1,632
291,200 Silicon Integrated Systems Corp 631
114,579 (c) Silicon Laboratories, Inc 14,233
12,966 Siltronic AG. 626
383,000 Sino-American Silicon Products, Inc 1,569
95,000 Sitronix Technology Corp 615
19,000 Skytech, Inc 212
223,940 (c) SkyWater Technology, Inc 3,090
44,502 Skyworks Solutions, Inc 3,946
13,010 (a) SMA Solar Technology AG. 182
121,259 (c) Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS. 139
139,300 Socionext, Inc 2,176
19,813 (c) SOITEC 1,782
661,284 STMicroelectronics NV 16,563
43,377 SUESS MicroTec SE 2,213
10,277,142 Sumco Corp 75,686
402,000 Sunplus Technology Co Ltd 375
9,940 Suzhou Maxwell Technologies Co Ltd 143
16,153 (c) Taesung Co Ltd 262
138,000 Taiwan Mask Corp 207
204,000 Taiwan Semiconductor Co Ltd 331
45,826,146 Taiwan Semiconductor Manufacturing Co Ltd 1,489,351
1,808,189 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 357,099
270,000 Taiwan-Asia Semiconductor Corp 243
101,531 TCL Zhonghuan Renewable Energy Technology Co Ltd 124
221,578 (c) Technoprobe S.p.A 1,323
23,764 (c) TechWing, Inc 606
43,809 Teradyne, Inc 5,516
731,359 Texas Instruments, Inc 137,137
118,161 Tianshui Huatian Technology Co Ltd 188
4,237 (c) Tokai Carbon Korea Co Ltd 202
251,598 Tokyo Electron Ltd 37,820
32,100 Tokyo Seimitsu Co Ltd 1,460
29,348 TongFu Microelectronics Co Ltd 119
236,539 Tongwei Co Ltd 717
128,611 Topco Scientific Co Ltd 1,096
44,700 (a) Towa Corp 426
85,378 (c) Tower Semiconductor Ltd (Tel Aviv) 4,403
22,800 Tri Chemical Laboratories, Inc 407
55,306 Trina Solar Co Ltd 146
1,746,000 (c),(d) Trony Solar Holdings Co Ltd 2
5,592 u-blox Holding AG. 451
336,340 (c) Ultra Clean Holdings 12,091
34,944 Ulvac, Inc 1,340
2,334,900 (a) UMS Holdings Ltd 1,760

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
24,729 Unigroup Guoxin Microelectronics Co Ltd $ 218
341,600 Unisem M Bhd 230
4,586,071 United Microelectronics Corp 5,974
1,224,000 United Renewable Energy Co Ltd/Taiwan 376
13,243 Universal Display Corp 1,936
34,000 UPI Semiconductor Corp 233
388,301 Vanguard International Semiconductor Corp 1,183
184,000 Via Technologies, Inc 563
265,000 VisEra Technologies Co Ltd 2,477
122,000 Visual Photonics Epitaxy Co Ltd 617
438,400 ViTrox Corp Bhd 393
468,856 Wafer Works Corp 387
27,234 Will Semiconductor Co Ltd 389
270,000 Win Semiconductors Corp 921
2,126,000 Winbond Electronics Corp 958
21,000 WinWay Technology Co Ltd 731
37,865 (a),(c) Wolfspeed, Inc 252
22,175 (c) WONIK IPS Co Ltd 332
12,602 (c) Wonik QnC Corp 150
41,234 (b),(c) X-Fab Silicon Foundries SE 215
7,316 (b),(c) X-Fab Silicon Foundries SE 38
38,417 Xinjiang Daqo New Energy Co Ltd 127
118,000 XinTec, Inc 712
2,166,337 (a) Xinyi Solar Holdings Ltd 864
31,310 (c) YC Corp 213
27,406 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 120
24,000 ZillTek Technology Corp 234
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,420,030
SOFTWARE & SERVICES - 8.9%
184,587 360 Security Technology, Inc 262
1,362,763 Accenture plc 479,406
87,762 Addnode Group AB 823
2,913 Adesso SE 266
249,468 (c) Adobe, Inc 110,933
44,654 (c) Akamai Technologies, Inc 4,271
12,462 (c) Al Moammar Information Systems Co 541
52,271 (b) Alfa Financial Software Holdings plc 140
34,500 (c) Alkami Technology, Inc 1,265
23,653 Alten 1,938
140,471 Amdocs Ltd 11,960
56,200 American Software, Inc (Class A) 623
12,777 (c) Ansys, Inc 4,310
39,782 (c) Appfolio, Inc 9,815
438,000 Appier Group, Inc 3,973
176,525 (c) AppLovin Corp 57,164
20,041 Arabian Internet & Communications Services Co 1,438
22,400 Argo Graphics, Inc 709
140,800 (a),(b) AsiaInfo Technologies Ltd 114
18,100 (c) Aspentech Corp 4,518
41,182 Asseco Poland S.A. 957
64,044 Atea ASA 796
394,427 (c) Atlassian Corp Ltd 95,996
6,514 Atoss Software AG. 770
5,789 Aubay 270
24,650 (c) AudioEye, Inc 375
13,574 AurionPro Solutions Ltd 270
1,883 (c) AvePoint, Inc 31
2,554,700 (a),(c) BASE, Inc 5,238
274,701 Bechtle AG. 8,810
68,200 (a),(c) Beijing Fourth Paradigm Technology Co Ltd 445
11,647 Beijing Kingsoft Office Software, Inc 456
119,444 (a) Bentley Systems, Inc 5,578

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
60,685 (c) BILL Holdings, Inc $ 5,141
133,351 Birlasoft Ltd 870
26,227 (a),(c) Bitdeer Technologies Group 568
287,468 (a),(c) Bitfarms Ltd 426
405,512 (a),(c) BlackBerry Ltd 1,540
118,080 (c) Box, Inc 3,731
791,569 Bytes Technology Group plc 4,188
26,850 CANCOM SE 646
149,663 Cap Gemini S.A. 24,444
18,317 cBrain A.S. 457
275,009 (c) CCC Intelligent Solutions Holdings, Inc 3,226
15,363 CE Info Systems Ltd 284
317,588 (c) Cellebrite DI Ltd 6,996
10,704 Cerillion plc 235
172,184 CGI, Inc 18,840
26,000 (a) Change Holdings, Inc 195
84,775 (c) Check Point Software Technologies 15,827
1,858,000 (a) Chinasoft International Ltd 1,229
600,000 (a),(c) Cipher Mining, Inc 2,784
897,131 Clear Secure, Inc 23,900
638,060 (c) Clearwater Analytics Holdings, Inc 17,559
90,417 (c) Cloudflare, Inc 9,736
46,999 Coforge Ltd 5,281
147,278 Cognizant Technology Solutions Corp (Class A) 11,326
292,769 (c) Commvault Systems, Inc 44,182
131,966 Computacenter plc 3,509
425,207 Computer Modelling Group Ltd 3,150
632,426 (c) Confluent, Inc 17,683
20,984 Constellation Software, Inc 64,887
552,685 (a) Converge Technology Solutions Corp 1,257
969,700 (c) Core Scientific, Inc 13,624
304,757 (c) Coveo Solutions, Inc 1,353
50,987 (b),(c) Crayon Group Holding ASA 559
260,971 (c) Crowdstrike Holdings, Inc 89,294
41,699 (c) CyberArk Software Ltd 13,892
203,500 Cybozu, Inc 3,696
68,430 Cyient Ltd 1,464
644,673 Dassault Systemes SE 22,308
110,640 Data#3 Ltd 437
258,541 (c) Datadog, Inc 36,943
231,131 (c) Descartes Systems Group, Inc 26,273
10,800 Digital Arts, Inc 410
557,000 (a) Digital China Holdings Ltd 236
21,913 Digital Garage, Inc 532
12,006 (c) Docebo, Inc 538
17,273 Dolby Laboratories, Inc (Class A) 1,349
210,770 (c) Domo, Inc 1,492
13,434 Douzone Bizon Co Ltd 573
70,365 (c) Dropbox, Inc 2,114
31,000 DTS Corp 819
109,688 (c) DXC Technology Co 2,192
32,566 (a) Dye & Durham Ltd 398
261,722 (c) Dynatrace, Inc 14,225
50,946 (c) Elastic NV 5,048
19,938 Elm Co 5,917
9,100 Empyrean Technology Co Ltd 151
5,621 (c) EMRO, Inc 243
36,496 Enghouse Systems Ltd 688
137,014 (c) EPAM Systems, Inc 32,037
4,181 Esker S.A. 1,128
7,034 Exclusive Networks S.A. 137
12,044 (c) Fair Isaac Corp 23,979

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
21,006 (c) FD Technologies plc $ 511
64,104 FDM Group Holdings plc 253
18,632 Formula Systems 1985 Ltd 1,566
186,153 (c) Fortinet, Inc 17,588
389,085 Fortnox AB 2,523
118,300 (a),(c) Freee KK 2,252
125,800 (c) Freshworks, Inc 2,034
23,268 (a) FUJI SOFT, Inc 1,463
1,391,805 Fujitsu Ltd 24,449
30,800 Future Architect, Inc 360
42,819 (c) Gartner, Inc 20,745
722,139 GB Group plc 3,074
800,600 (c) GDS Holdings Ltd 2,383
64,700 (a),(c) GDS Holdings Ltd (ADR) 1,537
3,871,407 Gen Digital, Inc 105,999
12,591 GFT Technologies SE 287
90,499 (c) Gitlab, Inc 5,100
77,537 (a),(b) Global Dominion Access S.A. 225
25,409 (c) Globant S.A. 5,448
53,770 GMO internet, Inc 910
162,289 (c) GoDaddy, Inc 32,031
890,743 (c) Grid Dynamics Holdings, Inc 19,810
47,640 (c) Guidewire Software, Inc 8,031
11,800 Hackett Group, Inc 363
143,517 Hansen Technologies Ltd 475
52,456 Happiest Minds Technologies Ltd 449
87,938 (c) HashiCorp, Inc 3,008
1,246,579 HCL Technologies Ltd 27,835
10,682 (c) HubSpot, Inc 7,443
54,052 Hundsun Technologies, Inc 207
58,583 Iflytek Co Ltd 388
4,600 I'll, Inc 79
68,030 (a) Indra Sistemas S.A. 1,202
281,000 INESA Intelligent Tech, Inc 188
49,023 (c) Informatica, Inc 1,271
22,548 Information Services International-Dentsu Ltd 834
6,026,411 Infosys Technologies Ltd 132,012
23,000 Insyde Software Corp 271
214,810 (c) Intapp, Inc 13,767
67,768 Intellect Design Arena Ltd 755
381,258 International Business Machines Corp 83,812
165,464 Intuit, Inc 103,994
16,207 (c) Ionos SE 368
143,764 Iress Market Technology Ltd 828
56,550 Isoftstone Information Technology Group Co Ltd 455
347,330 (c) JFrog Ltd 10,215
162,557 Justsystems Corp 3,601
69,570 Kainos Group plc 708
659,200 (c),(e) Kaonavi, Inc 8,019
234,092 (c) Kinaxis, Inc 28,196
1,171,495 (c) Kingdee International Software Group Co Ltd 1,273
11,778,000 (a),(c) Kingsoft Cloud Holdings Ltd 8,527
64,900 (c) Klaviyo, Inc 2,676
30,118 Kontron AG. 608
131,980 KPIT Technologies Ltd 2,250
378,053 (c) Kyndryl Holdings, Inc 13,081
31,300 (a),(c) Life360, Inc 1,292
1,271,824 (c) Lightspeed Commerce, Inc 19,394
779,000 (a),(b) Linklogis, Inc 170
53,490 (c) LiveRamp Holdings, Inc 1,624
31,862,000 (b),(e) Locaweb Servicos de Internet S.A. 17,082
457,155 (b) LTIMindtree Ltd 29,721

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
96,710 Magellanic Cloud Ltd $ 82
30,001 Magic Software Enterprises Ltd 366
35,560 (c) Manhattan Associates, Inc 9,610
14,076 Mastek Ltd 488
52,616 Matrix IT Ltd 1,235
105,605 Meeza QSTP LLC 95
218,017 (a),(c) Megaport Ltd 990
196,651 (c) MIA Teknoloji AS. 234
11,705,176 Microsoft Corp 4,933,732
96,159 (a),(c) MicroStrategy, Inc (Class A) 27,850
671,000 (a) Ming Yuan Cloud Group Holdings Ltd 225
22,767 Mitsubishi Research Institute, Inc 696
36,397 (c) Monday.com Ltd 8,569
34,088 (c) Money Forward, Inc 1,033
167,141 (c) MongoDB, Inc 38,912
53,604 (c) Moschip Technologies Ltd 128
90,757 Mphasis Ltd 3,006
206,430 (c) N-able, Inc 1,928
6,371 (c) Nagarro SE 524
852,000 (a),(c),(d) National Agricultural Holdings Ltd 1
482,856 NCC Group plc 910
1,358 (c) nCino OpCo, Inc 46
258,391 NEC Corp 22,112
54,443 (a) NEC Networks & System Integration Corp 1,131
55,745 Nemetschek SE 5,415
34,446 (b) Netcompany Group A.S. 1,622
44,277 Newgen Software Technologies Ltd 877
471,053 (c) NEXTDC Ltd 4,382
60,547 (c) Nice Systems Ltd 10,282
595,284 Nihon Unisys Ltd 17,860
49,800 Nippon System Development Co Ltd 1,061
358,800 Nomura Research Institute Ltd 10,535
8,389 (a),(c) Northern Data AG. 388
50,584 NS Solutions Corp 1,300
539,500 NTT Data Corp 10,259
1,331,470 (c) Nuix Ltd 5,196
314,017 (c) Nutanix, Inc 19,212
636,500 OBIC Business Consultants Ltd 27,766
62,975 Obic Co Ltd 1,874
104,739 Objective Corp Ltd 1,029
214,962 (c) Okta, Inc 16,939
1,174,660 (c) Olo, Inc 9,021
38,911 One Software Technologies Ltd 731
283,550 (c) OneSpan, Inc 5,257
36,414 (c) Onestream, Inc 1,039
198,582 (c) Ooma, Inc 2,792
226,288 Open Text Corp (Toronto) 6,404
2,458,934 Oracle Corp 409,757
7,600 (c) Oracle Corp Japan 727
10,444 Oracle Financial Services Software Ltd 1,554
43,300 Otsuka Corp 990
31,822 (a),(c) OVH Groupe SAS 287
33,810 (a),(c) Pagaya Technologies Ltd 314
600,373 (c) Palantir Technologies, Inc 45,406
1,397,114 (c) Palo Alto Networks, Inc 254,219
83,621 Pegasystems, Inc 7,793
88,340 (c) Perfect Presentation For Commercial Services Co 330
90,630 Persistent Systems Ltd 6,813
11,800 (a),(c) PKSHA Technology, Inc 282
9,158 (c) Planisware S.A. 267
841,300 Plus Alpha Consulting Co Ltd 10,064
144,710 (a),(c) Porch Group, Inc 712

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
42,917 POSCO DX Co Ltd $ 546
35,798 (c) Procore Technologies, Inc 2,682
682,530 (c) PROS Holdings, Inc 14,988
14,613 Protean eGov Technologies Ltd 329
592,377 (c) PTC, Inc 108,920
251,337 (c) Q2 Holdings, Inc 25,297
14,737 (a),(c) QT Group Oyj 1,027
107,112 (c) Radware Ltd 2,413
66,900 Rakus Co Ltd 779
66,000 Range Intelligent Computing Technology Group Co Ltd 469
31,556 (c) Rategain Travel Technologies Ltd 266
20,940 (c) Red Violet, Inc 758
17,236 Reply S.p.A 2,740
49,041 (c) RingCentral, Inc 1,717
59,563 (a),(c) Riskified Ltd 282
191,973 Roper Industries, Inc 99,797
20,591 Route Mobile Ltd 334
664,544 (c) Rubrik, Inc 43,435
975,222 Sage Group plc 15,495
14,600 (a) Sakura Internet, Inc 403
2,006,280 Salesforce, Inc 670,760
17,347 (c) Samsung SDS Co Ltd 1,493
52,500 (c) Sansan, Inc 753
1,327,398 SAP AG. 326,506
80,964 Sapiens International Corp NV 2,189
1,315 Secunet Security Networks AG. 159
483,430 (c) SEMrush Holdings, Inc 5,743
1,056,747 (c) SentinelOne, Inc 23,460
509,742 (c) ServiceNow, Inc 540,388
43,202 (a),(c) ServiceTitan, Inc 4,444
294,586 Shanghai Baosight Software Co Ltd 473
59,522 Shanghai Baosight Software Co Ltd 238
106,271 (c) SHIFT, Inc 12,110
298,606 (c) Shopify, Inc (Class A) 31,751
2,714,512 (c) Shopify, Inc (Class A) 288,910
224,893 (c) SimilarWeb Ltd 3,187
21,500 Simplex Holdings, Inc 337
4,761,691 (b),(c) Sinch AB 8,920
182,900 (c) SiteMinder Ltd 683
80,601 (c) Smartsheet, Inc 4,516
266,388 (c) Snowflake, Inc 41,133
92,792 Softcat plc 1,770
137,304 Sonata Software Ltd 959
82,325 Sopra Group S.A. 14,593
213,300 (c) Sprinklr, Inc 1,802
23,047 (c) SPS Commerce, Inc 4,240
29,600 Sumisho Computer Systems Corp 620
637,224 SUNeVision Holdings Ltd 349
386,928 (c) Synopsys, Inc 187,799
2,145,712 Systena Corp 4,918
122,000 Systex Corp 537
211,757 Tanla Platforms Ltd 1,657
521,831 Tata Consultancy Services Ltd 24,903
13,913 Tata Elxsi Ltd 1,102
542,328 (b),(c) TeamViewer SE 5,363
221,313 Tech Mahindra Ltd 4,395
183,600 TechMatrix Corp 2,751
678,722 Technology One Ltd 13,110
497,310 (c) Telos Corp 1,701
53,929 Temenos Group AG. 3,811
150,290 (c) Tenable Holdings, Inc 5,918
339,853 (c) Teradata Corp 10,586

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
78,760 (a) Tietoenator Oyj $ 1,389
787,900 TIS, Inc 18,610
45,396 (a),(c) TomTom NV 235
445,152 TOTVS S.A. 1,929
911,061 (c) Trade Desk, Inc 107,077
24,500 (a),(c) Trend Micro, Inc 1,321
548,263 (a) Truecaller AB 2,535
188,800 Tuya, Inc (ADR) 338
121,495 (c) Twilio, Inc 13,131
260,211 (c) UiPath, Inc 3,307
305,339 (a),(c) Unity Software, Inc 6,861
48,624 (c) VeriSign, Inc 10,063
26,930 (c) Viant Technology, Inc 511
25,739 Vitec Software Group AB 1,262
49,300 (c) VNET Group, Inc (ADR) 234
5,804 (a) Wavestone 258
226,050 (c) Weave Communications, Inc 3,599
1,765,000 (a),(b),(c) Weimob, Inc 734
12,559 (a) Wiit S.p.A 252
13,700 WingArc1st, Inc 324
1,063,706 Wipro Ltd 3,738
138,986 WiseTech Global Ltd 10,376
50,919 (c) Wix.com Ltd 10,925
379,117 (c) Workday, Inc 97,824
230,834 (c) Workiva, Inc 25,276
98,064 (c) Xero Ltd 10,205
245,110 (c) Xperi, Inc 2,517
78,090 (c) Yext, Inc 497
89,487 Yonyou Network Technology Co Ltd 131
86,234 (a),(c) Yubico AB 1,891
94,829 Zensar Technologies Ltd 830
783,090 (c) Zeta Global Holdings Corp 14,088
93,151 (c) Zscaler, Inc 16,805
51,000 Zuken, Inc 1,330
121,220 (c) Zuora, Inc 1,203
TOTAL SOFTWARE & SERVICES 11,109,606
TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
306,444 AAC Technologies Holdings, Inc 1,470
55,000 Ability Opto-Electronics Technology Co Ltd 352
22,900 Accelink Technologies Co Ltd 163
209,402 Accton Technology Corp 4,922
1,177,532 Acer, Inc 1,426
78,000 Adlink Technology, Inc 184
10,631 ADVA Optical Networking SE 220
189,543 Advantech Co Ltd 1,999
25,006 Ai Holdings Corp 336
16,402 AIC, Inc 163
126,000 Alpha Networks, Inc 135
154,100 Alps Electric Co Ltd 1,559
4,518 ALSO Holding AG. 1,115
44,450 Amano Corp 1,199
2,801,489 Amphenol Corp (Class A) 194,563
2,260 Anker Innovations Technology Co Ltd 30
544,593 Anritsu Corp 4,828
1,287,120 (c),(d) Anxin-China Holdings Ltd 2
21,055,803 (h) Apple, Inc 5,272,794
128,000 Arcadyan Technology Corp 684
2,969,980 (c) Arista Networks, Inc 328,272
15,084 (c) Arrow Electronics, Inc 1,706
129,000 Asia Optical Co, Inc 740
273,000 Asia Vital Components Co Ltd 5,150
27,000 ASROCK, Inc 190

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
26,174 Astra Microwave Products Ltd $ 234
285,026 Asustek Computer, Inc 5,343
20,622 AT&S Austria Technologie & Systemtechnik AG. 259
2,809,827 AU Optronics Corp 1,254
55,815 (a),(c) Audinate Group Ltd 255
51,000 AURAS Technology Co Ltd 1,040
12,613 (b),(c) Avalon Technologies Ltd 142
42,000 Avary Holding Shenzhen Co Ltd 210
25,180 Avnet, Inc 1,317
314,800 Azbil Corp 2,426
86,790 Badger Meter, Inc 18,410
56,212 Barco NV 608
1,085,000 Benq Corp 1,110
22,617 BH Co Ltd 263
1,119,337 BOE Technology Group Co Ltd 673
266,000 BOE Varitronix Ltd 230
45,700 Brother Industries Ltd 773
343,439 BYD Electronic International Co Ltd 1,839
2,365,300 CalComp Electronics Thailand PCL 701
97,670 (c) Calix, Inc 3,406
65,200 (a),(c) Canon Electronics, Inc 984
36,290 Canon Marketing Japan, Inc 1,182
181,240 (a) Canon, Inc 5,887
259,947 Catcher Technology Co Ltd 1,536
78,647 CDW Corp 13,688
129,007 (c) Celestica, Inc 11,906
278,000 Chang Wah Electromaterials, Inc 385
133,000 Channel Well Technology Co Ltd 287
51,845 Chaozhou Three-Circle Group Co Ltd 274
650,000 Chenbro Micom Co Ltd 5,263
221,000 Cheng Uei Precision Industry Co Ltd 488
101,000 Chenming Mold Industry Corp 434
1,673,000 Chicony Electronics Co Ltd 7,745
489,600 (c),(d) China Fiber Optic Network System Group Ltd 1
42,957 China Greatwall Technology Group Co Ltd 86
286,069 China Railway Signal & Communication Corp Ltd 245
281,000 Chin-Poon Industrial Co Ltd 332
304,000 Chroma ATE, Inc 3,782
18,000 Chunghwa Precision Test Tech Co Ltd 484
947,728 (c) Ciena Corp 80,377
3,425,070 Cisco Systems, Inc 202,764
152,000 Citizen Watch Co Ltd 893
264,000 Clevo Co 415
132,034 Codan Ltd 1,316
103,996 Cognex Corp 3,729
443,839 (c) Coherent Corp 42,045
42,619 Comet Holding AG. 11,684
164,012 (c) CommScope Holding Co, Inc 854
1,716,524 Compal Electronics, Inc 1,965
797,000 Compeq Manufacturing Co Ltd 1,700
181,370 (a) CompoSecure, Inc 2,780
208,000 Coretronic Corp 593
212,759 Corning, Inc 10,110
18,424 (c) CosmoAM&T Co Ltd 635
186,000 Co-Tech Development Corp 331
208,000 (a),(c) Cowell e Holdings, Inc 756
27,682 Crane NXT Co 1,612
13,581 (c) Cyient DLM Ltd 106
31,406 Daeduck Electronics Co Ltd 326
8,723 Daejoo Electronic Materials Co Ltd 436
68,070 Daiwabo Co Ltd 1,322
142,000 Darfon Electronics Corp 188

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
170,482 DataTec Ltd $ 449
629,471 Dell Technologies, Inc 72,540
1,262,070 Delta Electronics Thailand PCL 5,593
2,492,673 Delta Electronics, Inc 32,627
130,803 Dexerials Corp 2,008
49,811 Dicker Data Ltd 259
31,912 Dreamtech Co Ltd 157
199,000 Dynamic Holding Co Ltd 371
1,236,000 Dynapack International Technology Corp 7,910
6,090,476 E Ink Holdings, Inc 50,714
45,000 Egis Technology, Inc 242
21,448 Eizo Nanao Corp 297
33,996 Elecom Co Ltd 319
221,000 Elite Material Co Ltd 4,151
173,000 Elitegroup Computer Systems Co Ltd 117
63,679 Ennoconn Corp 565
4,400 (a) Enplas Corp 134
18,900 Eoptolink Technology, Inc Ltd 297
2,679,004 Ericsson (LM) (B Shares) 21,696
148,108 (c) Everdisplay Optronics Shanghai Co Ltd 47
21,091 Evertz Technologies Ltd 185
213,080 (c) Extreme Networks, Inc 3,567
16,218 (c) F5 Networks, Inc 4,078
114,400 (c) Fabrinet 25,154
3,060,000 (c) FIH Mobile Ltd 361
221,000 FLEXium Interconnect, Inc 433
1,696,451 (c) Flextronics International Ltd 65,127
37,000 Fositek Corp 911
334,924 Foxconn Industrial Internet Co Ltd 979
736,000 Foxconn Technology Co Ltd 1,666
2,565,588 FUJIFILM Holdings Corp 53,081
183,000 General Interface Solution Holding Ltd 282
68,000 Genius Electronic Optical Co Ltd 1,049
72,365 Genus Power Infrastructures Ltd 323
291,000 Getac Holdings Corp 939
205,000 Gigabyte Technology Co Ltd 1,696
230,000 Global Brands Manufacture Ltd 403
71,822 GoerTek, Inc 254
262,400 Gold Circuit Electronics Ltd 1,926
91,636 GRG Banking Equipment Co Ltd 146
35,897 Guangzhou Haige Communications Group, Inc Co 54
9,700 (a) Hakuto Co Ltd 270
676,013 Halma plc 22,680
218,400 Hamamatsu Photonics KK 2,429
420,500 Hana Microelectronics PCL (Foreign) 303
213,440 Hannstar Board Corp 346
1,669,000 HannStar Display Corp 428
112,030 (c) Harmonic, Inc 1,482
63,000 Hengtong Optic-electric Co Ltd 149
2,871,197 Hewlett Packard Enterprise Co 61,300
864,434 Hexagon AB 8,253
551,000 (c) High Tech Computer Corp 825
7,500 Hioki EE Corp 356
68,600 Hirose Electric Co Ltd 8,018
21,254 (a) HMS Networks AB 832
112,350 Holy Stone Enterprise Co Ltd 293
17,409,640 Hon Hai Precision Industry Co, Ltd 97,331
27,299 Horiba Ltd 1,567
195,300 Hosiden Corp 2,854
558,295 HP, Inc 18,217
35,300 Huagong Tech Co Ltd 209
37,800 Huaqin Technology Co Ltd 367

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
90,000 Ibase Technology, Inc $ 202
88,900 Ibiden Co Ltd 2,645
142,000 I-Chiun Precision Industry Co Ltd 488
1,349 Inficon Holding AG. 1,542
1 (c) Infinera Corp 0 ^
10,058 (c) Ingram Micro Holding Corp 195
59,007 Innodisk Corp 392
3,276,641 InnoLux Display Corp 1,432
25,200 Inspur Electronic Information Industry Co Ltd 179
65,600 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 136
6,763 Intellian Technologies, Inc 171
1,089,172 Inventec Co Ltd 1,660
7,858 (c) IPG Photonics Corp 571
36,423 (c) IsuPetasys Co Ltd 660
149,000 ITEQ Corp 357
232,800 ITMAX SYSTEM Bhd 192
326,053 (c) Itron, Inc 35,403
12,632 Ituran Location and Control Ltd 393
91,884 Jabil Inc 13,222
363,642 (a) Japan Aviation Electronics Industry Ltd 6,795
610,900 Jaymart Group Holdings PCL 235
39,213 Jenoptik AG. 917
33,388 Jeol Ltd 1,166
55,000 Jess-Link Products Co Ltd 244
17,909 (c) JNTC Co Ltd 227
58,862 (c) Joongang DNM Co Ltd 329
199,129 Juniper Networks, Inc 7,457
30,000 Kaga Electronics Co Ltd 547
18,433 (c) Kaynes Technology India Ltd 1,592
744,200 KCE Electronics PCL 530
178,535 Keyence Corp 72,569
48,329 (c) Keysight Technologies, Inc 7,763
44,000 King Slide Works Co Ltd 2,072
482,500 Kingboard Chemical Holdings Ltd 1,155
638,000 Kingboard Laminates Holdings Ltd 589
828,000 Kinpo Electronics 662
136,087 Kitron ASA 405
355,000 Konica Minolta Holdings, Inc 1,474
249,254 Kyocera Corp 2,471
72,699 Landis&Gyr Group AG. 4,607
40,625 Largan Precision Co Ltd 3,307
277,800 (b) Legend Holdings Corp 283
371 LEM Holding S.A. 303
3,282,399 Lenovo Group Ltd 4,220
127,723 Lens Technology Co Ltd 383
115,811 (c) LG Display Co Ltd 707
5,804 (c) LG Innotek Co Ltd 628
220,684 Lingyi iTech Guangdong Co 242
816,277 Lite-On Technology Corp 2,471
60,717 Logitech International S.A. 5,012
83,999 Lotes Co Ltd 4,991
14,825 (c) Lotte Energy Materials Corp 232
956,799 (c) Lumentum Holdings, Inc 80,323
1,017,956 LuxNet Corp 5,822
381,224 Luxshare Precision Industry Co Ltd 2,127
112,221 Macnica Holdings, Inc 1,294
7,100 Maruwa Co Ltd 2,142
31,100 Maxell Holdings Ltd 367
6,542 Maxscend Microelectronics Co Ltd 80
255,291 MCJ Co Ltd 2,305
15,400 Meiko Electronics Co 884
178,830 Methode Electronics, Inc 2,108

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
5,681,900 Metrodata Electronics Tbk PT $ 219
198,000 (a),(c),(d) MH Development Ltd 0 ^
57,067 (a) Micronic AB 2,062
286,200 Micro-Star International Co Ltd 1,598
319,500 (c) Mirion Technologies, Inc 5,575
682,000 Mitac Holdings Corp 1,469
616,777 Motorola Solutions, Inc 285,093
1,498,431 Murata Manufacturing Co Ltd 23,772
158,000 Nan Ya Printed Circuit Board Corp 627
518,400 Nationgate Holdings Bhd 293
5,718 (c) Nayax Ltd 168
132,934 NCAB Group AB 775
21,686 Neopost S.A. 422
120,023 NetApp, Inc 13,932
12,025 Netweb Technologies India Ltd 381
38,572 Next Vision Stabilized Systems Ltd 640
40,450 (a) Nichicon Corp 279
35,715 Ninestar Corp 138
124,200 Nippon Ceramic Co Ltd 2,010
65,476 (a) Nippon Electric Glass Co Ltd 1,386
26,860 Nissha Printing Co Ltd 273
14,572 Nohmi Bosai Ltd 305
1 Nokia Corp (ADR) 0 ^
5,145,905 Nokia Oyj 22,762
60,000 (c) OFILM Group Co Ltd 98
514,536 Oki Electric Industry Co Ltd 3,451
34,000 Omron Corp 1,145
40,600 Oxford Instruments plc 1,095
3,621,000 Pan-International Industrial 4,518
236,626 (a),(c) PAR Technology Corp 17,196
4,331 (c) Park Systems Corp 615
623,000 PAX Global Technology Ltd 431
80,110 PC Connection, Inc 5,549
829,915 Pegatron Corp 2,321
87,683 PG Electroplast Ltd 1,000
134,920 (c) Plexus Corp 21,112
334,000 Primax Electronics Ltd 773
135,000 Promate Electronic Co Ltd 329
180,129 (c) Pure Storage, Inc 11,065
428,000 (a) Q Technology Group Co Ltd 355
1,093,390 Quanta Computer, Inc 9,516
151,000 Quanta Storage, Inc 513
49,366 (a),(c) Raspberry PI Holdings plc 386
462,082 Redington Ltd 1,078
180,481 (c) Reeder Teknoloji Sanayi VE Ticaret AS 73
29,143 Renishaw plc 1,233
10,947 Restar Holdings Corp 179
102,900 Ricoh Co Ltd 1,169
22,252 Riken Keiki Co Ltd 538
29,796 Riso Kagaku Corp 302
162,159 Ryoyo Ryosan Holdings, Inc 2,502
22,773 (c) Samsung Electro-Mechanics Co Ltd 1,889
10,747,007 Samsung Electronics Co Ltd 383,526
698,049 Samsung Electronics Co Ltd (Preference) 20,733
199,137 (c) Samsung SDI Co Ltd 32,915
70,319 (c) Sanmina Corp 5,321
3,000 Santec Holdings Corp 139
32,000 Scientech Corp 385
54,800 Seiko Epson Corp 989
7,861 (a),(b),(c) Sensirion Holding AG. 480
20,000 Sensortek Technology Corp 152
18,310 (c) Seojin System Co Ltd 328

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
185,000 Sercomm Corp $ 687
6,313 (a) Sesa S.p.A 408
5,690 (a) SES-imagotag S.A. 1,043
3,283 Shanghai Friendess Electronic Technology Corp Ltd 87
55,784 Shengyi Technology Co Ltd 184
8,092 Shennan Circuits Co Ltd 138
26,430 Shenzhen Transsion Holdings Co Ltd 344
45,800 Shimadzu Corp 1,282
133,000 Simplo Technology Co Ltd 1,610
644,000 Sinbon Electronics Co Ltd 5,136
24,077 (a) Softchoice Corp 406
89,825 (a) Softwareone Holding AG. 606
83,000 Solomon Technology Corp 424
34,065 (c) SOLUM Co Ltd 442
29,486 (c) Solus Advanced Materials Co Ltd 162
76,491 Spectris plc 2,390
443,424 (c) Spirent Communications plc 983
164,392 Sterlite Technologies Ltd 219
9,800 (c) Sun Corp 608
289,249 Sunny Optical Technology Group Co Ltd 2,538
322,523 (a),(c) Super Micro Computer, Inc 9,830
373,277 Supreme Electronics Co Ltd 674
51,341 Suzhou Dongshan Precision Manufacturing Co Ltd 205
16,660 Suzhou TFC Optical Communication Co Ltd 207
519,621 Synnex Technology International Corp 1,121
59,585 (c) Synopex, Inc 237
47,500 Syrma SGS Technology Ltd 326
203,000 Taiwan Surface Mounting Technology Corp 674
178,000 Taiwan Union Technology Corp 922
94,340 Taiyo Yuden Co Ltd 1,327
1,076,329 TCL Technology Group Corp 742
354,403 (a) TD SYNNEX Corp 41,564
377,740 TDK Corp 4,865
884,921 TE Connectivity plc 126,517
51,953 (b),(c) Tejas Networks Ltd 717
100,000 Test Research, Inc 371
50,000 Thinking Electronic Industrial Co Ltd 231
15,900 Tokyo Electron Device Ltd 303
146,640 Tong Hsing Electronic Industries Ltd 620
80,356 Topcon Corp 1,433
19,585 Toshiba TEC Corp 445
192,000 TPK Holding Co Ltd 226
126,000 Transcend Information, Inc 332
68,955 (c) Trimble Inc 4,872
353,000 Tripod Technology Corp 2,121
393,770 (c) TTM Technologies, Inc 9,746
305,450 (c) Turtle Beach Corp 5,287
239,000 TXC Corp 731
2,426 (a) Ubiquiti, Inc 805
559,011 Unimicron Technology Corp 2,395
82,291 Unisplendour Corp Ltd 313
447,412 Unitech Printed Circuit Board Corp 448
36,000 Universal Microwave Technology, Inc 360
20,000 Universal Scientific Industrial Shanghai Co Ltd 45
676,100 Venture Corp Ltd 6,503
256,266 (a),(c) Viasat, Inc 2,181
44,800 Victory Giant Technology Huizhou Co Ltd 257
1,607,421 Vontier Corp 58,623
8,494,300 VS Industry Bhd 2,144
585,042 VSTECS Holdings Ltd 392
130,885 Vtech Holdings Ltd 887
104,800 Wacom Co Ltd 476

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
96,000 Wah Lee Industrial Corp $ 360
224,000 Walsin Technology Corp 630
3,236,000 Wasion Holdings Ltd 2,960
95,785 (c) Western Digital Corp 5,712
10,284 Wingtech Technology Co Ltd 55
190,500 (c),(d),(f) Wintek Corp 0 ^
1,103,000 Wistron Corp 3,485
294,524 Wistron NeWeb Corp 1,233
420,049 Wiwynn Corp 33,347
667,519 WPG Holdings Ltd 1,390
505,252 WT Microelectronics Co Ltd 1,691
72,508 Wuhan Guide Infrared Co Ltd 74
33,732 WUS Printed Circuit Kunshan Co Ltd 183
6,215,200 (b),(c) Xiaomi Corp 27,259
15,750 (c),(d) Ya Hsin Industrial Co Ltd 0 ^
164,650 Yageo Corp 2,709
107,500 (b) Yangtze Optical Fibre and Cable Joint Stock Ltd 169
28,065 Yealink Network Technology Corp Ltd 148
44,500 Yokogawa Electric Corp 946
29,568 (c) Zebra Technologies Corp (Class A) 11,420
29,976 Zen Technologies Ltd 853
58,618 Zhejiang Dahua Technology Co Ltd 128
17,060 Zhejiang Supcon Technology Co Ltd 116
288,558 Zhen Ding Technology Holding Ltd 1,054
58,692 Zhongji Innolight Co Ltd 985
111,503 ZTE Corp 616
335,399 ZTE Corp (Class H) 1,045
199,000 Zyxel Group Corp 240
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,482,672
TELECOMMUNICATION SERVICES - 1.1%
486,371 Advanced Info Service PCL 4,094
732,548 (b) Airtel Africa plc 1,038
7,734,984 America Movil SAB de C.V. 5,546
16,372,887 AT&T, Inc 372,811
49,800 ATN International, Inc 837
170,193 (a) Aussie Broadband Ltd 376
1,258,806 Axiata Group Bhd 701
205,900 (c) Bandwidth, Inc 3,504
61,439 (a) BCE, Inc 1,424
1,527,683 Bezeq Israeli Telecommunication Corp Ltd 2,176
2,118,883 Bharti Airtel Ltd 39,233
6,239,811 (a) BT Group plc 11,247
77,442 (c) Cellcom Israel Ltd 440
510,625 (b) Cellnex Telecom S.A. 16,129
22,300 Chief Telecom, Inc 326
19,275,912 (b) China Tower Corp Ltd 2,768
1,595,653 Chunghwa Telecom Co Ltd 6,007
1,230,641 Citic Telecom International Holdings Ltd 368
3,545,679 Deutsche Telekom AG. 106,239
1,222,344 Digi.Com BHD 989
28,868 Drillisch AG. 377
139,092 Elisa Oyj (Series A) 6,022
2,901,875 Emirates Telecommunications Group Co PJSC 12,894
105,726 Empresa Nacional de Telecomunicaciones S.A. 315
11,923 Etihad Atheeb Telecommunication Co 345
322,549 Etihad Etisalat Co 4,579
748,282 Far EasTone Telecommunications Co Ltd 2,039
91,454 Freenet AG. 2,611
146,610 (c) Frontier Communications Parent, Inc 5,087
70,731 Gamma Communications plc 1,355
186,824 (c),(d) GCI Liberty, Inc 2
611,057 (c) Helios Towers plc 700

SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
147,600 Hellenic Telecommunications Organization S.A. $ 2,273
565,175 HFCL Ltd 741
784,120 (a) HKBN Ltd 512
744,477 HKT Trust & HKT Ltd 919
1,271,607 (a) Hutchison Telecommunications Hong Kong Holdings Ltd 151
59,980 IDT Corp 2,850
1,001,051 (c) Indus Towers Ltd 3,984
327,520 Infrastrutture Wireless Italiane S.p.A 3,327
84,248 Internet Initiative Japan, Inc 1,588
642,000 Intouch Holdings PCL (Class F) 1,822
68,429 Iridium Communications, Inc 1,986
4,399,900 (c) Jasmine International PCL 275
161,300 (c) Jasmine Technology Solution PCL 310
893,039 KDDI Corp 28,444
16,215,494 Koninklijke KPN NV 59,129
234,829 Kuwait Telecommunications Co 410
222,725 (a),(c),(d) Let's GOWEX S.A. 2
77,352 LG Telecom Ltd 541
94,658 (c) Liberty Global Ltd 1,244
406,026 (c) Liberty Global Ltd 5,181
1,583 (c) Liberty Latin America Ltd (Class A) 10
235,225 Magyar Telekom 754
840,183 Maxis Bhd 685
79,751 (c) Millicom International Cellular S.A. 1,955
1,980,731 Mobile Telecommunications Co KSCP 3,013
376,768 Mobile Telecommunications Co Saudi Arabia 1,028
680,410 MTN Group Ltd 3,307
6,848,466 NetLink NBN Trust 4,363
44,234,544 Nippon Telegraph & Telephone Corp 44,184
328,645 NOS SGPS S.A. 1,134
13,800 Okinawa Cellular Telephone Co 380
762,795 Ooredoo QPSC 2,420
1,021,500 (a) Operadora De Sites Mexicanos SAB de C.V. 607
2,134,791 Orange S. A. 21,301
104,150 (c) Partner Communications 683
3,410,000 PCCW Ltd 1,985
30,469 PLDT, Inc 681
544,659 Proximus plc 2,837
133,794 Quebecor, Inc 2,932
75,764 (b) RAI Way S.p.A 432
64,324 Railtel Corp of India Ltd 303
303,567 (a) Rogers Communications, Inc (Class B) 9,332
13,532,600 Sarana Menara Nusantara Tbk PT 551
1,706,109 Saudi Telecom Co 18,163
1,433,073 Singapore Telecommunications Ltd 3,228
87,977 (c),(d) Sistema PJSFC (GDR) (London) 1
25,409 SK Telecom Co Ltd 952
342,641 SmarTone Telecommunications Holding Ltd 182
11,754,220 SoftBank Corp 14,838
778,755 Softbank Group Corp 44,503
878,626 (c) Space42 plc 478
530,114 StarHub Ltd 470
48,826 (c) Sunrise Communications AG. 2,115
26,980 (a),(c) Sunrise Communications AG. (ADR) 1,162
24,810 Swisscom AG. 13,808
745,506 Taiwan Mobile Co Ltd 2,580
103,198 Tata Communications Ltd 2,049
325,575 (c) Tata Teleservices Maharashtra Ltd 286
533,222 Tele2 AB (B Shares) 5,265
1,332,423 Telecom Corp of New Zealand Ltd 2,199
276,074 Telecom Egypt 180
9,556,990 (a) Telecom Italia S.p.A. 2,443

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
372,785 Telefonica Brasil S.A. $ 2,842
3,853,014 (a) Telefonica S.A. 15,724
575,909 Telekom Malaysia BHD 856
875,561 Telekomunikacja Polska S.A. 1,561
599,591 Telenor ASA 6,690
554,075 Telephone and Data Systems, Inc 18,899
2,261,728 TeliaSonera AB 6,286
280,884,201 Telkom Indonesia Persero Tbk PT 47,016
219,328 (c) Telkom S.A. Ltd 406
3,096,909 Telstra Corp Ltd 7,675
416,252 TELUS Corp 5,644
747,749 TIM S.A. 1,763
783,000 TIME dotCom Bhd 821
993,439 T-Mobile US, Inc 219,282
4,076,753 (c) True Corp PCL 1,291
1,058,544 Turkcell Iletisim Hizmet AS 2,772
67,282 United Internet AG. 1,094
50,100 Usen-Next Holdings Co Ltd 551
1,069,365 Verizon Communications, Inc 42,764
527,173 Vodacom Group Ltd 2,831
21,424,812 Vodafone Group plc 18,277
20,356,314 (c) Vodafone Idea Ltd 1,883
5,400,234 Vodafone Qatar QSC 2,714
4,107,900 XL Axiata Tbk PT 573
TOTAL TELECOMMUNICATION SERVICES 1,358,262
TRANSPORTATION - 1.5%
457,993 Adani Ports & Special Economic Zone Ltd 6,569
29,186 Aegean Airlines S.A. 306
72,064 Aena SME S.A. 14,708
34,054 Aeroports de Paris 3,943
2,560,898 Agility Global PLC 913
1,288,031 Agility Public Warehousing Co KSC 1,032
1,899,249 Air Arabia PJSC 1,591
147,793 (c) Air Canada 2,289
202,929 (c) Air China Ltd 220
83,888 (a),(c) Air France-KLM 705
1,414,105 Air New Zealand Ltd 475
3,519,188 Airports of Thailand PCL 6,122
75,913 (c) Alaska Air Group, Inc 4,915
31,896 All Nippon Airways Co Ltd 579
230,776 Allcargo Logistics Ltd 135
495 (a),(c) Amerco, Inc 34
374,138 (c) American Airlines Group, Inc 6,521
2,676,000 (c) ANE Cayman, Inc 2,756
370,000 Anhui Expressway Co Ltd 509
2,820 AP Moller - Maersk AS (Class A) 4,537
4,437 AP Moller - Maersk AS (Class B) 7,382
598,910 (c) Aramex PJSC 359
141,067 ArcBest Corp 13,164
3,686,500 (c) Asia Aviation PCL 297
24,385 (c) Asiana Airlines, Inc 172
41,524 Athens International Airport S.A. 344
834,099 Atlas Arteria Ltd 2,447
1,425,125 Auckland International Airport Ltd 6,937
1,256,926 Aurizon Holdings Ltd 2,524
10,503 (a),(c) Avis Budget Group, Inc 847
27,850 AZ-COM MARUWA Holdings, Inc 195
641,900 Bangkok Airways PCL 420
5,274,362 Bangkok Expressway & Metro PCL 1,096
1,262,000 (c) Beijing Capital International Airport Co Ltd 453
1,258,900 Beijing-Shanghai High Speed Railway Co Ltd 1,063
70,208 Belships ASA 124

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
906,420 (c) Blade Air Mobility, Inc $ 3,852
4,426 Blue Dart Express Ltd 360
89,994 bpost S.A. 184
6,649,800 BTS Group Holdings PCL 1,186
509,380 Canadian National Railway Co 51,726
789,260 Canadian Pacific Railway Ltd 57,147
880,000 (a) Canggang Railway Ltd 220
6,654 (a) Cargojet, Inc 499
526,200 Central Japan Railway Co 9,874
81,191 CH Robinson Worldwide, Inc 8,389
1,115,000 China Airlines 871
437,500 (c) China Eastern Airlines Corp Ltd 240
268,100 China Merchants Expressway Network & Technology Holdings Co Ltd 512
508,667 China Merchants Holdings International Co Ltd 905
283,159 (c) China Southern Airlines Co Ltd (Class A) 252
597,772 Cia de Concessoes Rodoviarias 984
46,366 Cia de Distribucion Integral Logista Holdings S.A. 1,403
6,512 CJ Logistics Corp 370
22,724 Clarkson plc 1,125
1,709,700 ComfortDelgro Corp Ltd 1,853
216,547 Container Corp Of India Ltd 1,989
734,900 (a),(c) Controladora Vuela Cia de Aviacion SAB de C.V. 551
838,000 (a) COSCO Pacific Ltd 493
689,615 COSCO SHIPPING Holdings Co Ltd - A 1,464
2,399,309 COSCO SHIPPING Holdings Co Ltd - H 3,928
1,644,000 COSCO SHIPPING International Hong Kong Co Ltd 898
16,390 Covenant Logistics Group, Inc 893
1,782,080 CSX Corp 57,508
67,121 CTT-Correios de Portugal S.A. 376
112,106 D/S Norden 3,330
552,300 Daqin Railway Co Ltd 513
602,474 (c) Delhivery Ltd 2,430
1,428,971 Delta Air Lines, Inc 86,453
574,159 Deutsche Lufthansa AG. 3,690
2,748,311 Deutsche Post AG. 97,022
21,406 Dfds A.S. 398
500,950 DSV AS 106,685
416,629 Dubai Taxi Co PJSC 315
1,242,730 East Japan Railway Co 22,010
227,799 easyJet plc 1,592
195,400 EcoRodovias Infraestrutura e Logistica S.A. 134
158,311 (c) El Al Israel Airlines 345
215,133 Enav S.p.A 908
1,115,000 Eva Airways Corp 1,507
445,000 Evergreen International Storage & Transport Corp 424
831,013 Evergreen Marine Corp Taiwan Ltd 5,700
52,226 (a) Exchange Income Corp 2,138
1,362 Expeditors International Washington, Inc 151
83,095 Farglory F T Z Investment Holding Co Ltd 107
217,883 FedEx Corp 61,297
95,848 (a),(c) Finnair Oyj 220
468,684 Firstgroup plc 943
15,188 Flughafen Zuerich AG. 3,646
27,979 (c) Fraport AG. Frankfurt Airport Services Worldwide 1,702
15,660 Fukuyama Transporting Co Ltd 367
3,704,269 Full Truck Alliance Co Ltd (ADR) 40,080
163,242 Gateway Distriparks Ltd 152
293,259 Getlink S.E. 4,676
2,246,510 (c) GMR Infrastructure Ltd 2,053
110,000 Golden Ocean Group Ltd 962
16,289,290 (c) Grab Holdings Ltd 76,885
519,213 Grindrod Ltd 329

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
229,000 Grupo Aeroportuario del Centro Norte Sab de C.V. $ 1,971
319,799 (a) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,622
148,758 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 3,815
302,100 (a),(b),(c) Grupo Traxion SAB de C.V. 276
248,552 Gujarat Pipavav Port Ltd 528
284,449 (c) Gulf Navigation Holding PJSC 412
243,579 Gulf Warehousing Co 225
87,633 (c) GXO Logistics, Inc 3,812
1,511,900 (c) Hainan Airlines Holding Co Ltd 352
148,000 (a),(c) Hainan Meilan International Airport Co Ltd 174
41,600 Hamakyorex Co Ltd 355
102,400 (a),(b),(c) Hangzhou SF Intra-City Industrial Co Ltd 122
9,072 (c) Hanjin Kal Corp 460
44,378 Hankyu Hanshin Holdings, Inc 1,157
317,970 Heartland Express, Inc 3,568
373,900 (c) Hidrovias do Brasil S.A. 166
99,917 (c) HMM Co Ltd 1,194
87,053 Hoegh Autoliners ASA 868
349,452 Hub Group, Inc (Class A) 15,572
4,379,651 Hutchison Port Holdings Trust 718
30,652 Hyundai Glovis Co Ltd 2,445
2,121 (c) ID Logistics Group 833
53,638 Iino Kaiun Kaisha Ltd 398
160,950 (b),(c) InterGlobe Aviation Ltd 8,544
853,175 International Container Term Services, Inc 5,693
490,893 International Distributions Services plc 2,236
1,931,442 Japan Airlines Co Ltd 30,448
48,800 Japan Airport Terminal Co Ltd 1,539
1,833,700 Jasa Marga Persero Tbk PT 493
51,925 Jazeera Airways Co KSCP 170
25,708 JB Hunt Transport Services, Inc 4,387
1,780,900 (b),(c) JD Logistics, Inc 2,902
21,571 (c) Jeju Air Co Ltd 109
135,212 JET2 plc 2,680
496,915 Jiangsu Express 549
1,501,460 (a),(c) Joby Aviation, Inc 12,207
55,800 Juneyao Airlines Co Ltd 105
65,500 Kamigumi Co Ltd 1,421
72,400 Kawasaki Kisen Kaisha Ltd 1,030
172,100 Keihin Electric Express Railway Co Ltd 1,424
77,400 Keio Corp 1,884
783,600 Keisei Electric Railway Co Ltd 7,036
120,863 (a) Kelsian Group Ltd 273
260,509 Kerry Logistics Network Ltd 231
137,000 Kerry TJ Logistics Co Ltd 162
129,200 Kintetsu Corp 2,710
148,643 (c) Kirby Corp 15,726
168,301 Knight-Swift Transportation Holdings, Inc 8,927
16,468 Konoike Transport Co Ltd 321
110,380 (c) Korea Line Corp 126
62,177 (c) Korean Air Lines Co Ltd 946
46,931 Kuehne & Nagel International AG. 10,768
108,200 Kyushu Railway Co 2,638
123,116,729 Lan Airlines S.A. 1,699
65,873 Landstar System, Inc 11,321
895,200 Liaoning Port Co Ltd 212
363,442 Localiza Rent A Car 1,893
10,445 (c) Lotte Rental Co Ltd 212
11,557 (c) Lumi Rental Co 219
467,303 (c) Lyft, Inc (Class A) 6,028
35,500 (b) Mahindra Logistics Ltd 157
751,135 Malaysia Airports Holdings Bhd 1,777

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
273,340 Marten Transport Ltd $ 4,267
8,530 Maruzen Showa Unyu Co Ltd 330
1,572,840 MISC Bhd 2,672
388,740 Mitsubishi Logistics Corp 2,843
148,800 Mitsui OSK Lines Ltd 5,178
14,014 Mitsui-Soko Co Ltd 658
1,672,428 MPC Container Ships ASA 3,046
1,320,689 MTR Corp 4,588
69,963 Mullen Group Ltd 710
148,400 Nagoya Railroad Co Ltd 1,651
79,527 Nankai Electric Railway Co Ltd 1,249
353,102 National Express Group plc 351
147,900 (a) Nippon Express Holdings, Inc 2,242
72,498 Nippon Konpo Unyu Soko Co Ltd 935
379,469 Nippon Yusen Kabushiki Kaisha 12,630
48,000 Nishi-Nippon Railroad Co Ltd 690
544,334 Norwegian Air Shuttle AS 528
4,679 (c) NTG Nordic Transport Group A.S. 167
225,700 Odakyu Electric Railway Co Ltd 2,078
6,963 Odfjell SE 71
27,261 Oesterreichische Post AG. 813
163,274 Old Dominion Freight Line 28,802
125,000 Orient Overseas International Ltd 1,842
42,324,290 Pacific Basin Shipping Ltd 8,898
205,821 (c) Pan Ocean Co Ltd 459
164,882 (c) Pegasus Hava Tasimaciligi AS. 993
145,082 Promotora y Operadora de Infraestructura SAB de C.V. 1,229
661,962 (c) Qantas Airways Ltd 3,665
700,430 Qatar Navigation QSC 2,114
1,306,290 Qube Holdings Ltd 3,201
623,421 Redde Northgate plc 2,500
7,056,900 Regional Container Lines PCL 5,844
899,632 (c) Reysas Tasimacilik ve Lojistik Ticaret AS. 573
1,047,246 Rumo S.A. 3,023
138,540 (c) RXO, Inc 3,303
1,840 Ryder System, Inc 289
61,497 Sagami Railway Co Ltd 973
6,328 (c) Saia, Inc 2,884
96 (c),(d) SAir Group 0 ^
12,940 Sakai Moving Service Co Ltd 202
19,318 SAL Saudi Logistics Services 1,298
36,550 Sankyu, Inc 1,262
392,300 Santos Brasil Participacoes S.A. 834
65,719 Saudi Ground Services Co 894
33,012 Saudi Industrial Services Co 281
49,777 (c) Saudi Public Transport Co 271
11,204 SBS Holdings, Inc 168
3,025 Schneider National, Inc 89
177,900 Seibu Holdings, Inc 3,619
84,906 Seino Holdings Corp 1,279
83,496 Senko Co Ltd 788
122,839 SF Holding Co Ltd 678
264,750 SG Holdings Co Ltd 2,531
60,096 Shanghai International Airport Co Ltd 281
1,065,500 Shenzhen International Holdings Ltd 995
4,827 Shenzhen Investment Holdings Bay Area Development Co Ltd 1
68,560 (a) Shinwa Kaiun Kaisha Ltd 1,753
99,784 Shipping Corp of India Ltd 243
176,600 SIA Engineering Co Ltd 306
558,000 (a) Sichuan Expressway Co Ltd 253
279,400 (c) SIMPAR S.A. 159
227,000 Sincere Navigation Corp 173

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
1,047,673 (a) Singapore Airlines Ltd $ 4,939
738,124 Singapore Airport Terminal Services Ltd 1,967
1,316,619 Singapore Post Ltd 511
1,152,000 SITC International Holdings Co Ltd 3,055
10,578 (a) Sixt AG. 854
13,648 Sixt AG. (Preference) 816
67,810 (c) Skywest, Inc 6,790
352,219 Southwest Airlines Co 11,842
437,874 (c) SpiceJet Ltd 282
23,700 Spring Airlines Co Ltd 187
50,873 Stolt-Nielsen Ltd 1,292
40,383 Sumitomo Warehouse Co Ltd 718
8,832 (c) Svitzer A.S. 276
1,430,501 Taiwan High Speed Rail Corp 1,212
150,087 (c) TAV Havalimanlari Holding AS 1,162
67,899 TFI International, Inc 9,175
16,586 Theeb Rent A Car Co 338
250,535 (a) TNT NV 270
131,500 Tobu Railway Co Ltd 2,136
102,660 Tokyu Corp 1,094
5,648,600 (c),(d) Trada Alam Minera Tbk PT 0 ^
1,607 (a) Trancom Co Ltd 104
875,700 Transcoal Pacific Tbk PT 362
26,549 Transport Corp of India Ltd 356
2,634,378 (a) Transurban Group 21,773
475,693 (c) Turk Hava Yollari AO 3,775
30,859 (c) TVS Supply Chain Solutions Ltd 64
64,570 (c) Tway Air Co Ltd 104
2,755,086 (c) Uber Technologies, Inc 166,187
3,959 U-Haul Holding Co 254
341,000 U-Ming Marine Transport Corp 604
1,574,567 Union Pacific Corp 359,064
189,697 (c) United Airlines Holdings, Inc 18,420
27,314 United International Transportation Co 596
383,972 United Parcel Service, Inc (Class B) 48,419
345,600 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 266
67,336 (c),(d) Virgin Australia Holdings Pty Ltd 0 ^
30,917 VRL Logistics Ltd 182
601,006 Wallenius Wilhelmsen ASA 4,952
265,350 Wan Hai Lines Ltd 656
689,700 (c) WCE Holdings Bhd 119
84,700 West Japan Railway Co 1,500
35,072 (a) Westshore Terminals Investment Corp 550
6,810 Wilh Wilhelmsen ASA 245
154,300 Wilson Sons Holdings Brasil S.A. 407
318,000 Wisdom Marine Lines Co Ltd 654
41,658 (c) XPO, Inc 5,463
1,126,936 Yamato Transport Co Ltd 12,669
1,450,000 Yang Ming Marine Transport 3,346
75,759 YTO Express Group Co Ltd 147
922,000 Yuexiu Transport Infrastructure Ltd 456
888,415 Zhejiang Expressway Co Ltd 637
349,075 ZIM Integrated Shipping Services Ltd 7,495
170,900 ZTO Express Cayman, Inc 3,343
TOTAL TRANSPORTATION 1,880,877
UTILITIES - 2.5%
1,224,365 A2A S.p.A. 2,719
24,233 Acciona S.A. 2,727
686,230 (a) ACEA S.p.A. 13,278
7,797,000 ACEN Corp 537
121,636 ACWA Power Co 13,011
212,485 (c) Adani Green Energy Ltd 2,578

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
540,182 (c) Adani Power Ltd $ 3,332
397,225 AES Corp 5,112
1,586,891 AGL Energy Ltd 11,066
2,182,532 Aguas Andinas S.A. 657
634,800 Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 372
282,547 (c) Akfen Yenilenebilir Enerji AS. 157
79,153 Aksa Enerji Uretim AS 88
1,718,554 (a) Algonquin Power & Utilities Corp 7,628
11,830 (c) AlKhorayef Water & Power Technologies Co 472
251,429 Allete, Inc 16,293
3,663,418 Alliant Energy Corp 216,655
251,156 (a) AltaGas Ltd 5,850
124,167 Alupar Investimento S.A. 531
912,312 Ameren Corp 81,324
1,577,477 American Electric Power Co, Inc 145,491
1,107,692 APA Group 4,769
27,719 Ascopiave S.p.A. 79
227,271 Atco Ltd 7,523
37,711 Athens Water Supply & Sewage Co S.A. 231
1,400,103 Auren Energia S.A. 1,986
42,370 Aygaz AS 212
483,900 B Grimm Power PCL 275
477,600 Banpu Power PCL 151
982,000 BCPG PCL 160
254,679 Beijing Enterprises Holdings Ltd 872
2,034,586 Beijing Enterprises Water Group Ltd 656
1,328,000 Beijing Jingneng Clean Energy Co Ltd 329
20,469 BKW AG. 3,391
549,556 Black Hills Corp 32,160
159,141 Boralex, Inc 3,179
92,558 Brookfield Infrastructure Corp 3,714
113,584 (a) Brookfield Renewable Corp 3,143
82,204 (a) Brookfield Renewable Corp 2,274
113,988 Canadian Utilities Ltd 2,764
407,000 (a) Canvest Environmental Protection Group Co Ltd 240
478,140 (a) Capital Power Corp 21,195
385,731 Centerpoint Energy, Inc 12,239
963,951 Centrais Eletricas Brasileiras S.A. 5,429
179,639 Centrais Eletricas Brasileiras S.A. 1,099
81,960 Centrica plc 137
488,054 CESC Ltd 1,056
137,894 CEZ AS 5,424
910,000 (a) CGN New Energy Holdings Co Ltd 279
1,154,300 CGN Power Co Ltd 653
4,689,000 (b) CGN Power Co Ltd 1,713
2,044,000 (a) China Datang Corp Renewable Power Co Ltd 545
1,168,165 China Gas Holdings Ltd 1,013
1,363,044 China Longyuan Power Group Corp Ltd 1,124
540,300 China National Nuclear Power Co Ltd 772
1,927,847 China Power International Development Ltd 783
374,212 China Resources Gas Group Ltd 1,482
826,373 China Resources Power Holdings Co 2,001
1,510,400 China Three Gorges Renewables Group Co Ltd 904
742,000 China Water Affairs Group Ltd 485
650,901 China Yangtze Power Co Ltd 2,635
549,291 Chubu Electric Power Co, Inc 5,763
1,091,700 (a) Chugoku Electric Power Co, Inc 6,300
386,801 Cia de Saneamento Basico do Estado de Sao Paulo 5,533
145,300 Cia de Saneamento de Minas Gerais Copasa MG 489
278,100 Cia de Saneamento do Parana 253
107,000 Cia de Saneamento do Parana 482
1,512,121 Cia Energetica de Minas Gerais 2,697

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
881,700 Cia Paranaense de Energia $ 1,304
538,388 CK Infrastructure Holdings Ltd 3,997
1,921,700 CK Power PCL 180
103,072 Clearway Energy, Inc (Class A) 2,520
51,550 Clearway Energy, Inc (Class C) 1,340
1,393,548 CLP Holdings Ltd 11,688
6,699,123 Colbun S.A. 829
5,840,000 Concord New Energy Group Ltd 382
70,954 Consolidated Edison, Inc 6,331
247,052 Constellation Energy Corp 55,268
623,783 Contact Energy Ltd 3,316
151,200 CPFL Energia S.A. 773
811,900 Datang International Power Generation Co Ltd 317
1,416,568 Drax Group plc 11,474
1,685,667 Duke Energy Corp 181,614
920,100 E.ON AG. 10,717
231,048 EDP Renovaveis S.A. 2,400
490,700 Electric Power Development Co 8,009
107,200 Electricity Generating PCL 367
458 Elia Group S.A. 35
243,606 Emera, Inc 9,106
1,693,937 Emirates Central Cooling Systems Corp 839
158,244 Enagas 1,932
4,943 Endesa S.A. 106
189,861 Enea S.A. 593
26,066,620 Enel Chile S.A. 1,507
15,193,940 Enel S.p.A. 108,427
1,444,938 Energias de Portugal S.A. 4,622
178,278 Energisa S.A. 1,051
224,948 Energix-Renewable Energies Ltd 770
1,475,200 Energy Absolute PCL 170
193,515 (b) Enerjisa Enerji AS. 322
17,849,434 Enersis S.A. 1,568
31,261 Enerya Enerji AS. 227
111,948 Engie Brasil Energia S.A. 643
444,198 (c) Engie Energia Chile S.A. 405
1,144,076 Engie S.A. 18,144
95,460 (c) Enlight Renewable Energy Ltd 1,651
322,435 ENN Energy Holdings Ltd 2,291
105,500 ENN Natural Gas Co Ltd 313
128,000 (c),(d) Epure International Ltd 1
925,112 Equatorial Energia S.A. 4,099
42,456 ERG S.p.A. 865
1,551,679 Evergy, Inc 95,506
2,937,968 Eversource Energy 168,728
28,662 EVN AG. 651
109,746 Fersa Energias Renovables S.A. 176
459,414 FirstEnergy Corp 18,275
422,264 Fortis, Inc 17,546
284,826 Fortum Oyj 3,987
2,084,313 GAIL India Ltd 4,632
197,700 Gas Malaysia Bhd 190
587,200 GD Power Development Co Ltd 368
22,250 Genie Energy Ltd 347
11,381 (c) Grenergy Renovables S.A. 385
1,333,210 Guangdong Investments Ltd 1,145
108,586 Gujarat Gas Ltd 631
229,921 Gujarat State Petronet Ltd 969
2,419,327 Gulf Energy Development PCL 4,206
9,333,200 Gunkul Engineering PCL 623
32,795 HD Renewable Energy Co Ltd 209
648,418 Hera S.p.A. 2,308

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
137,393 Hokkaido Electric Power Co, Inc $ 724
134,577 Hokuriku Electric Power Co 733
320,080 Holding CO ADMIE IPTO S.A. 854
9,503,398 Hong Kong & China Gas Ltd 7,572
1,174,288 Hong Kong Electric Holdings Ltd 8,178
296,319 Huadian Power International Corp Ltd (Class A) 228
269,100 Huaneng Lancang River Hydropower, Inc 351
228,366 Huaneng Power International, Inc - A 212
1,778,751 Huaneng Power International, Inc - H 977
279,014 Hydro One Ltd 8,593
5,199,280 Iberdrola S.A. 71,647
194,190 Indraprastha Gas Ltd 940
197,401 (a) Innergex Renewable Energy, Inc 1,105
1,027,900 (c),(d) Inter Far East Energy Corp 0 ^
370,853 Interconexion Electrica S.A. ESP 1,404
438,710 Inversiones Aguas Metropolitanas S.A. 331
507,519 Iride S.p.A. 1,012
333,592 Italgas S.p.A 1,872
49,000 J&V Energy Technology Co Ltd 264
2,886,272 (c) Jaiprakash Power Ventures Ltd 595
350,138 JSW Energy Ltd 2,622
98,700 (a) K&O Energy Group, Inc 2,352
1,008,863 Kansai Electric Power Co, Inc 11,182
15,611 Kenon Holdings Ltd 521
105,830 (c) Korea Electric Power Corp 1,434
67,048 (c) Korea Gas Corp 1,567
45,137 (b) KPI Green Energy Ltd 428
317,500 Kyushu Electric Power Co, Inc 2,840
43,248 Mahanagar Gas Ltd 647
4,014,700 Malakoff Corp Bhd 758
266,852 Manila Electric Co 2,251
765,300 Manila Water Co, Inc 357
126,043 MDU Resources Group, Inc 2,271
369,300 Mega First Corp BHD 379
596,060 Mercury NZ Ltd 1,950
1,105,138 Meridian Energy Ltd 3,654
28,730 MGE Energy, Inc 2,699
35,855 (c) Miahona 264
30,719 National Gas & Industrialization Co 838
11,607,733 National Grid plc 137,903
53,319 (b) Neoen S.A. 2,190
58,550 New Jersey Resources Corp 2,731
7,200,594 NextEra Energy, Inc 516,211
2,702,941 NHPC Ltd 2,538
84,287 Nippon Gas Co Ltd 1,159
247,738 NLC India Ltd 717
182,590 (a) Northland Power Income Fund 2,274
62,860 Northwest Natural Holding Co 2,487
290,650 NorthWestern Corp 15,538
264,761 NRG Energy, Inc 23,887
3,741,022 NTPC Ltd 14,533
70,630 ONE Gas, Inc 4,891
89,428 (c) OPC Energy Ltd 730
1,463,462 Origin Energy Ltd 9,858
525 Ormat Technologies, Inc 36
161,043 Orsted AS 7,272
309,080 Osaka Gas Co Ltd 6,760
16,411 (c) OY Nofar Energy Ltd 397
217,958 Pennon Group plc 1,619
732,678 Petronas Gas BHD 2,897
1,337,472 PG&E Corp 26,990
694,581 (c) PGE Polska Grupa Energetyczna S.A. 1,023

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
220,007 Pinnacle West Capital Corp $ 18,650
240,000 Portland General Electric Co 10,469
62,583 Power & Water Utility Co for Jubail & Yanbu 912
3,974,253 Power Grid Corp of India Ltd 14,305
47,778,100 PT Perusahaan Gas Negara Persero Tbk 4,711
1,236,064 PTC India Ltd 2,088
167,656 Public Power Corp 2,139
34,076 (c) Pure Cycle Corp 432
346,924 Qatar Electricity & Water Co QSC 1,496
584,200 Ratch Group PCL 513
1,741,908 (c) RattanIndia Power Ltd 277
6,330 Redeia Corp S.A. 108
284,848 (a) Redes Energeticas Nacionais S.A. 673
2,257,413 (c) Reliance Energy Ltd 7,998
2,077,424 (c) Reliance Power Ltd 1,034
32,300 (c) RENOVA, Inc 158
62,753 Rubis S.C.A 1,549
2,647,879 RWE AG. 79,075
19,600 Saibu Gas Co Ltd 215
727,555 Saudi Electricity Co 3,269
92,869 (b) Scatec ASA 650
301,862 Scottish & Southern Energy plc 6,051
217,200 SDIC Power Holdings Co Ltd 495
766,600 SembCorp Industries Ltd 3,101
281,546 Sempra Energy 24,697
156,600 (c) Serena Energia S.A. 139
560,859 Severn Trent plc 17,584
558,685 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 274
41,400 Shanghai Electric Power Co Ltd 52
225,300 Shenergy Co Ltd 293
128,088 Shenzhen Energy Group Co Ltd 114
120,042 Shikoku Electric Power Co, Inc 936
76,000 Shinfox Energy Co Ltd 264
146,410 Shizuoka Gas Co Ltd 995
133,200 Sichuan Chuantou Energy Co Ltd 315
552,484 SJVN Ltd 670
31,346 Snam Rete Gas S.p.A. 139
63,023 (a),(c) Solaria Energia y Medio Ambiente S.A. 511
2,019,931 Southern Co 166,281
247,550 Spire, Inc 16,791
1,210,777 (a) Superior Plus Corp 5,382
1,411,100 Synergy Grid & Development Phils, Inc 238
395,213 Taiwan Cogeneration Corp 503
1,330,675 Tata Power Co Ltd 6,083
899,941 (c) Tauron Polska Energia S.A. 819
54,887 Telecom Plus plc 1,181
2,493,304 Tenaga Nasional BHD 8,327
46,105 Terna Energy S.A. 952
21,882 Terna Rete Elettrica Nazionale S.p.A. 173
56,100 Toho Gas Co Ltd 1,512
355,800 Tohoku Electric Power Co, Inc 2,670
1,301,669 (c) Tokyo Electric Power Co, Inc 3,891
289,088 Tokyo Gas Co Ltd 8,010
142,694 Torrent Power Ltd 2,472
907,000 (a) Towngas Smart Energy Co Ltd 372
2,315,000 TPI Polene Power PCL 201
204,605 (a) TransAlta Corp 2,894
144,200 Transmissora Alianca de Energia Eletrica S 767
1,147,700 TTW PCL 306
860,407 United Utilities Group plc 11,318
26,461 (c) VA Tech Wabag Ltd 506
1,394,526 Veolia Environnement 39,127

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
66,097 Verbund AG. $ 4,793
427,084 Vistra Corp 58,882
28,917 (a),(c) Voltalia S.A. 214
1,699,807 WEC Energy Group, Inc 159,850
1,548,100 Wintime Energy Group Co Ltd 363
1,418,418 (a) Xinyi Energy Holdings Ltd 143
2,903,800 YTL Corp BHD 1,731
2,146,200 YTL Power International BHD 2,120
799,800 Zhejiang Zheneng Electric Power Co Ltd 620
350,000 (a) Zhongyu Energy Holdings Ltd 204
1,446,287 (c) Zorlu Enerji Elektrik Uretim AS 178
TOTAL UTILITIES 3,112,338
TOTAL COMMON STOCKS
(Cost $100,834,027) 124,091,632
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 200,000 United States Treasury Note/Bond
4 .125% 11/15/32 195
TOTAL U.S. TREASURY SECURITIES 195
TOTAL GOVERNMENT BONDS
(Cost $209) 195
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.4%
4,407,833 iShares Core MSCI EAFE ETF 309,783
2,603,293 iShares Core MSCI Emerging Markets ETF 135,944
2,800 iShares Core S&P 500 ETF 1,648
847,296 (a) iShares MSCI Canada ETF 34,146
12,500 (a) iShares MSCI EAFE ETF 945
6,580 (a) iShares Russell 2000 ETF 1,454
4,500 SPDR S&P 500 ETF Trust 2,637
130,430 (a) SPDR S&P Biotech ETF 11,747
TOTAL INVESTMENT COMPANIES
(Cost $476,161) 498,304

Stock

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
26,206 (a),(d) Webuild S.p.A 08/02/30 $ 23
TOTAL CAPITAL GOODS 23
CONSUMER SERVICES - 0.0%
4,140 (d) Smartfit Escola de Ginastica e Danca S.A. 01/25/25 1
TOTAL CONSUMER SERVICES 1
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL FINANCIAL SERVICES 0 ^
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
5,603 (d) Hyundai Bioscience Co Ltd 02/06/25 14
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14
MEDIA & ENTERTAINMENT - 0.0%
428,080 VGI PCL 12/31/25 21
TOTAL MEDIA & ENTERTAINMENT 21
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 (d) Chinook Therapeutics, Inc 01/02/30 0 ^
23,114 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
20,027 (a),(d) Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
SOFTWARE & SERVICES - 0.0%
19,369 (d) Constellation Software, Inc 08/22/28 94
TOTAL SOFTWARE & SERVICES 94
UTILITIES - 0.0%
1,475,200 (d) Energy Absolute PCL 01/23/25 102
TOTAL UTILITIES 102
TOTAL RIGHTS/WARRANTS
(Cost $534) 256
TOTAL LONG-TERM INVESTMENTS
(Cost $101,310,931) 124,590,387
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
CERTIFICATE OF DEPOSIT - 0.1%
$ 5,000,000 Canadian Imperial Bank 4 .700% 11/17/25 5,000
500,000 Canadian Imperial Bank of Commerce 4 .830 01/10/25 500
7,200,000 Canadian Imperial Bank of Commerce 4 .630 06/04/25 7,200
5,000,000 Canadian Imperial Bank of Commerce 4 .720 09/25/25 5,000
4,250,000 Citibank 4 .730 06/23/25 4,250
5,000,000 Citibank 4 .800 09/19/25 5,000
5,000,000 Citibank 4 .810 10/27/25 5,000
4,500,000 Credit Agricole 4 .610 05/28/25 4,500
5,000,000 ING US Funding LLC 4 .760 02/10/25 5,000
9,000,000 Mitsubishi Trust & Banking Corp 4 .590 04/29/25 8,999
4,100,000 MUFG Bank Ltd 4 .670 01/17/25 4,100
5,000,000 MUFG Bank Ltd 4 .670 01/21/25 5,000
9,000,000 National Australia Bank Ltd 4 .630 02/14/25 9,000
4,500,000 Natixis 4 .770 02/05/25 4,500
9,000,000 Natixis 4 .650 06/05/25 9,000
2,475,000 Nordea Bank AB 4 .640 02/27/25 2,475
153,000 Nordea Bank AB 4 .670 03/21/25 153
5,000,000 Nordea Bank AB 4 .550 04/04/25 5,000
10,000,000 Nordea Bank AB 4 .570 06/13/25 10,000
4,500,000 Royal Bank of Canada 4 .640 01/22/25 4,500
10,000,000 Royal Bank of Canada 4 .630 02/18/25 10,000
TOTAL CERTIFICATE OF DEPOSIT 114,177
COMMERCIAL PAPER - 0.1%
9,000,000 Australia and New Zealand Banking Group 0 .000 01/06/25 8,993
9,000,000 Australia and New Zealand Banking Group 4 .550 02/28/25 9,000
4,500,000 Australia and New Zealand Banking Group 0 .010 04/14/25 4,433
5,000,000 ING US Funding LLC 0 .000 02/07/25 4,973

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL PAPER (continued)
$ 9,000,000 ING US Funding LLC 4 .720% 05/08/25 $ 9,000
304,000 National Bank of Canada 4 .670 03/13/25 304
8,000,000 National Bank of Canada 4 .630 06/06/25 8,000
4,000,000 Natixis 0 .000 01/22/25 3,988
2,250,000 Skandinaviska Enskilda Banken AG 4 .710 02/28/25 2,250
9,000,000 Skandinaviska Enskilda Banken AG 4 .710 03/26/25 9,000
5,000,000 Skandinaviska Enskilda Banken AG 4 .710 07/02/25 5,000
TOTAL COMMERCIAL PAPER 64,941
REPURCHASE AGREEMENT - 0.2%
5,000,000 (i) Bank of Nova Scotia 4 .450 01/02/25 5,000
15,000,000 (j) Calyon 4 .460 01/02/25 15,000
25,000,000 (k) Citigroup 4 .460 01/02/25 25,000
25,000,000 (l) Deutsche Bank 4 .450 01/02/25 25,000
35,000,000 (m) HSBC 4 .450 01/02/25 35,000
35,000,000 (n) HSBC 4 .460 01/02/25 35,000
50,000,000 (o) JP Morgan Securities LLC 4 .460 01/02/25 50,000
40,000,000 (p) Merrill Lynch 4 .460 01/02/25 40,000
45,000,000 (q) Royal Bank of Scotland 4 .460 01/02/25 45,000
TOTAL REPURCHASE AGREEMENT 275,000
VARIABLE RATE SECURITIES - 0.0%
9,000,000 National Australia Bank Ltd 4 .620 03/17/25 9,000
9,000,000 National Bank of Canada 4 .700 02/03/25 9,001
9,000,000 Nordea Bank AB 4 .580 03/21/25 9,000
9,000,000 Royal Bank of Canada 4 .620 04/10/25 9,000
TOTAL VARIABLE RATE SECURITIES 36,001
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $490,119) 490,119
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.3%
50,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/02/25 49,988
25,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/07/25 24,979
25,650,000 Federal Home Loan Bank Discount Notes 0 .000 01/08/25 25,626
2,500,000 Federal Home Loan Bank Discount Notes 0 .000 01/10/25 2,497
25,153,000 Federal Home Loan Bank Discount Notes 0 .000 01/13/25 25,115
12,248,000 Federal Home Loan Bank Discount Notes 0 .000 01/17/25 12,224
25,925,000 Federal Home Loan Bank Discount Notes 0 .000 01/27/25 25,843
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/29/25 4,983
20,800,000 Federal Home Loan Bank Discount Notes 0 .000 01/31/25 20,725
998,000 Federal Home Loan Bank Discount Notes 0 .000 02/14/25 993
50,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 49,533
22,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/23/25 21,713
10,000,000 Freddie Mac Discount Notes 0 .000 01/17/25 9,980
12,500,000 Freddie Mac Discount Notes 0 .000 01/31/25 12,455
12,000,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 11,989
25,000,000 Tennessee Valley Authority Discount Notes 0 .000 01/15/25 24,956
68,600,000 Tennessee Valley Authority Discount Notes 0 .000 01/22/25 68,422
TOTAL GOVERNMENT AGENCY DEBT 392,021
REPURCHASE AGREEMENT - 0.0%
25,738,000 (r) Fixed Income Clearing Corporation 4 .460 01/02/25 25,738
TOTAL REPURCHASE AGREEMENT 25,738
TREASURY DEBT - 0.2%
49,000,000 United States Treasury Bill 0 .000 01/02/25 49,000
50,000,000 United States Treasury Bill 0 .000 01/14/25 49,930
50,000,000 United States Treasury Bill 0 .000 01/23/25 49,877

Stock

Portfolio of Investments December 31, 2024
(continued)
Cost amounts are in thousands.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 12,500,000 United States Treasury Bill 0 .000% 01/30/25 $ 12,459
TOTAL TREASURY DEBT 161,266
TOTAL SHORT-TERM INVESTMENTS
(Cost $579,005) 579,025
TOTAL INVESTMENTS - 100.3%
(Cost $102,380,055) 125,659,531
OTHER ASSETS & LIABILITIES, NET - (0.3)% (335,063)
NET ASSETS - 100.0% $125,324,468
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
IFA Industrial Finance Authority
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts
^ Amount represents less than $1,000.
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,137,636,109.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,106,284,547 or 0.9% of Total
Investments.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Affiliated holding
(f) In bankruptcy
(g) When-issued or delayed delivery security.
(h) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(i) Agreement with Bank of Nova Scotia, 4.450% dated 12/31/24 to be repurchased at $5,025,754 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 0.125%–
3.875% and maturity dates 3/31/28–2/15/54, valued at $5,101,266.
(j) Agreement with Calyon, 4.460% dated 12/31/24 to be repurchased at $15,134,687 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 2.250% and maturity date
8/15/27, valued at $15,300,065.
(k) Agreement with Citigroup, 4.460% dated 12/31/24 to be repurchased at $25,016,314 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date
4/30/25, valued at $25,500,037.
(l) Agreement with Deutsche Bank, 4.450% dated 12/31/24 to be repurchased at $25,211,338 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 1.375%–4.000%
and maturity dates 8/15/50–11/15/52, valued at $25,500,015.
(m) Agreement with HSBC, 4.450% dated 12/31/24 to be repurchased at $35,000,000 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date
2/15/25, valued at $35,700,000.
(n) Agreement with HSBC, 4.460% dated 12/31/24 to be repurchased at $35,142,667 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 1.250%–6.000% and maturity dates 3/31/28–10/01/53, valued at $35,700,000.
(o) Agreement with JP Morgan Securities LLC, 4.460% dated 12/31/24 to be repurchased at $50,179,372 on 1/2/25, collateralized by Government Agency Securities, with coupon rates
2.000%–6.675% and maturity dates 5/01/30–1/01/55, valued at $51,000,000.
(p) Agreement with Merrill Lynch, 4.460% dated 12/31/24 to be repurchased at $40,157,777 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 3.000%–8.500% and maturity dates 2/01/25–12/01/54, valued at $40,800,040.
(q) Agreement with Royal Bank of Scotland, 4.460% dated 12/31/24 to be repurchased at $45,452,285 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 2.250%–
4.375% and maturity dates 5/15/41–2/15/52, valued at $45,900,011.
(r) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $25,744,377 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 9/15/26, valued at $26,252,856.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 172 03/21/25  $ 20,446 $ 19,348 $ (1,098)
S&P 500 E-Mini Index 1,233 03/21/25 377,837 365,939 (11,898)
S&P Mid-Cap 400 E-Mini Index 95 03/21/25 31,512 29,894 (1,618)
Total 1,500   $ 429,795  $ 415,181  $ (14,614)

Portfolio of Investments December 31, 2024
Global Equities

SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.4%
AUSTRALIA - 1.0%
233,274 AMP Ltd $ 228
7,923 APA Group 34
1,976,802 Australia & New Zealand Banking Group Ltd 34,831
44,186 Australian Stock Exchange Ltd 1,777
1,176,585 BHP Billiton Ltd 28,702
372,293 Commonwealth Bank of Australia 35,227
19,227,507 (a),(b) Empire Energy Group Ltd 2,678
23,665,627 Glencore plc 104,228
4,947,846 Ingenia Communities Group 13,965
527,507 Insurance Australia Group Ltd 2,759
80,079 Macquarie Group Ltd 10,952
29,961 Magellan Financial Group Ltd 206
628,615 Medibank Pvt Ltd 1,473
324,934 (a),(b) Megaport Ltd 1,475
712,540 National Australia Bank Ltd 16,326
335,354 QBE Insurance Group Ltd 3,983
287,817 Suncorp-Metway Ltd 3,381
231,780 (b) Tamboran Resources Corp 4,865
167,803,319 (b),(c) Tamboran Resources Ltd 15,060
786,674 Westpac Banking Corp 15,703
TOTAL AUSTRALIA 297,853
BELGIUM - 0.2%
283,093 KBC Groep NV 21,857
233,185 UCB S.A. 46,419
TOTAL BELGIUM 68,276
BRAZIL - 0.8%
385,700 Ambev S.A. 733
451,900 B3 SA-Brasil Bolsa Balcao 751
118,891 Banco Bradesco S.A. 205
1,221,685 Banco Bradesco S.A. (Preference) 2,297
1,666,400 Banco BTG Pactual S.A. - Unit 7,330
141,064 Banco do Brasil S.A. 547
144,400 BB Seguridade Participacoes S.A. 847
102,600 BRF S.A. 418
113,500 Caixa Seguridade Participacoes S 262
252,573 Centrais Eletricas Brasileiras S.A. 1,423
45,700 Centrais Eletricas Brasileiras S.A. 280
154,200 Cia de Concessoes Rodoviarias 254
101,200 Cia de Saneamento Basico do Estado de Sao Paulo 1,448
382,776 Cia Energetica de Minas Gerais 683
230,800 Cia Paranaense de Energia 341
48,800 Cia Siderurgica Nacional S.A. 70
2,224,038 Companhia Vale do Rio Doce (ADR) 19,727
249,068 Cosan SA Industria e Comercio 333
44,600 CPFL Energia S.A. 228
150,900 (b) Embraer S.A. 1,384
450,556 (b) Empresa Brasileira de Aeronautica S.A. (ADR) 16,526
45,959 Energisa S.A. 271
30,950 Engie Brasil Energia S.A. 178
234,805 Equatorial Energia S.A. 1,040
419,326 Gerdau S.A. (Preference) 1,224
404,157 (b),(d) Hapvida Participacoes e Investimentos S.A. 146
29,600 Hypera S.A. 86
18,533 (a) Inter & Co, Inc 78
442,850 Investimentos Itau S.A. - PR 633
12,276,819 Itau Unibanco Holding S.A. 60,732
173,360 Klabin S.A. 651
71,610 Localiza Rent A Car 373

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BRAZIL (continued)
20,827 (b) Mercadolibre, Inc $ 35,415
183,695 Natura & Co Holding S.A. 379
2,645,625 (b) NU Holdings Ltd 27,409
999,004 (b) Pagseguro Digital Ltd 6,254
1,817,800 (b) Petro Rio S.A. 11,915
855,400 Petroleo Brasileiro S.A. 5,511
1,027,838 Petroleo Brasileiro S.A. (Preference) 6,079
261,844 Raia Drogasil S.A. 932
62,229 (d) Rede D'Or Sao Luiz S.A. 256
264,200 Rumo S.A. 763
1,489,366 (b) StoneCo Ltd 11,870
147,022 Suzano SA 1,479
101,300 Telefonica Brasil S.A. 772
201,800 TIM S.A. 476
113,500 TOTVS S.A. 492
162,000 Ultrapar Participacoes S.A. 421
1,048,864 Vale S.A. 9,276
213,500 Vibra Energia S.A. 616
358,620 WEG S.A. 3,063
29,765 XP, Inc 353
TOTAL BRAZIL 245,230
CANADA - 2.3%
1,312,701 Alimentation Couche-Tard, Inc 72,802
327,223 (a) Bank of Montreal 31,767
276,907 (a) Bank of Nova Scotia 14,870
17,677 Brookfield Asset Management Ltd 959
70,219 (b) Brookfield Corp 4,036
452 Brookfield Wealth Solutions Ltd 26
549,118 Cameco Corp 28,234
203,207 Canadian Imperial Bank of Commerce 12,854
191,385 Canadian National Railway Co 19,435
408,374 Canadian Natural Resources Ltd 12,608
682,198 Dollarama, Inc 66,575
6,105 Fairfax Financial Holdings Ltd 8,494
15,211 First Capital Real Estate Investment Trust 180
63,520 Great-West Lifeco Inc 2,107
24,409 iA Financial Corp, Inc 2,264
18,924 (a) IGM Financial, Inc 604
32,641 Intact Financial Corp 5,943
102,580 (b) Ivanhoe Mines Ltd 1,218
724,647 (b) Lightspeed Commerce, Inc 11,050
442,690 Manulife Financial Corp 13,600
76,660 National Bank of Canada 6,988
1,865,232 (a),(b) NexGen Energy Ltd 12,301
19,001 Onex Corp 1,484
651,510 Pan American Silver Corp (Toronto) 13,180
565,437 Parex Resources, Inc 5,735
126,846 (a) Power Corp of Canada 3,957
140,440 RioCan Real Estate Investment Trust 1,786
324,889 (a) Royal Bank of Canada 39,173
2,013,142 (b) Shopify, Inc (Class A) 214,262
133,442 Sun Life Financial, Inc 7,923
459,862 Suncor Energy, Inc 16,415
683,671 Teck Cominco Ltd (Class B) 27,719
39,602 Thomson Reuters Corp 6,359
64,310 TMX Group Ltd 1,981
404,648 Toronto-Dominion Bank 21,544
TOTAL CANADA 690,433
CHILE - 0.0%
3,689,013 Banco de Chile 419
5,867 Banco de Credito e Inversiones 163
4,908,830 Banco Santander Chile S.A. 233

SHARES DESCRIPTION VALUE (000)
CHILE (continued)
279,149 Cencosud S.A. $ 617
272,268 Empresas CMPC S.A. 427
94,528 Empresas COPEC S.A. 578
6,497,580 Enel Chile S.A. 376
4,822,204 Enersis S.A. 424
30,631,331 Lan Airlines S.A. 423
193,841 (b) SACI Falabella 685
29,866 Sociedad Quimica y Minera de Chile S.A. (Class B) 1,098
TOTAL CHILE 5,443
CHINA - 2.1%
25,700 360 Finance, Inc (ADR) 986
41,200 360 Security Technology, Inc 58
35,400 37 Interactive Entertainment Network Technology Group Co Ltd 76
62,500 AAC Technologies Holdings, Inc 300
4,500 Accelink Technologies Co Ltd 32
1,163 ACM Research Shanghai, Inc 16
2,812 Advanced Micro-Fabrication Equipment, Inc China 73
6,900 AECC Aero-Engine Control Co Ltd 21
34,000 AECC Aviation Power Co Ltd 193
13,211,000 Agricultural Bank of China Ltd 7,497
434,800 Agricultural Bank of China Ltd (Class A) 318
41,899 Aier Eye Hospital Group Co Ltd 76
55,700 (b) Air China Ltd 60
30,207 Airtac International Group 776
250,000 (b),(d) Akeso, Inc 1,946
3,830,172 Alibaba Group Holding Ltd 40,536
438,459 Alibaba Group Holding Ltd (ADR) 37,177
454,000 (a),(b) Alibaba Health Information Technology Ltd 191
350,000 Aluminum Corp of China Ltd 201
569,900 Aluminum Corp of China Ltd (Class A) 574
2,127 (b) Amlogic Shanghai Co Ltd 20
6,400 Angel Yeast Co Ltd 32
108,500 Anhui Conch Cement Co Ltd 276
20,000 Anhui Conch Cement Co Ltd (Class A) 65
28,900 Anhui Gujing Distillery Co Ltd 417
5,400 Anhui Gujing Distillery Co Ltd (Class A) 128
28,400 Anhui Jianghuai Automobile Group Corp Ltd 146
7,700 Anhui Yingjia Distillery Co Ltd 57
2,210 Anker Innovations Technology Co Ltd 30
287,600 Anta Sports Products Ltd 2,840
1,820 Asymchem Laboratories Tianjin Co Ltd 19
2,800 Autobio Diagnostics Co Ltd 17
5,700 Autohome, Inc (ADR) 148
11,600 Avary Holding Shenzhen Co Ltd 58
88,000 AviChina Industry & Technology Co Ltd 43
5,600 AVICOPTER plc 30
70,900 (b) BAIC BluePark New Energy Technology Co Ltd 77
486,216 (b) Baidu, Inc 5,128
106,000 Bank of Beijing Co Ltd 89
87,000 Bank of Changsha Co Ltd 106
18,800 Bank of Chengdu Co Ltd 44
186,300 Bank of China Ltd - A 141
5,970,000 Bank of China Ltd - H 3,038
214,800 Bank of Communications Co Ltd - A 229
760,000 Bank of Communications Co Ltd - H 623
29,400 Bank of Hangzhou Co Ltd 59
94,880 Bank of Jiangsu Co Ltd 128
44,300 Bank of Nanjing Co Ltd 65
33,500 Bank of Ningbo Co Ltd 112
67,822 Bank of Shanghai Co Ltd 85
51,400 Bank of Suzhou Co Ltd 57
834,005 Baoshan Iron & Steel Co Ltd 800

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
292,700 (b) BeiGene Ltd $ 4,173
128,600 (b) BeiGene Ltd (ADR) 23,754
48,500 Beijing Enterprises Holdings Ltd 166
342,000 Beijing Enterprises Water Group Ltd 110
2,179 Beijing Kingsoft Office Software, Inc 85
23,500 Beijing New Building Materials plc 98
6,000 Beijing Oriental Yuhong Waterproof Technology Co Ltd 11
812 Beijing Roborock Technology Co Ltd 24
9,600 Beijing Tiantan Biological Products Corp Ltd 27
6,900 Beijing Tongrentang Co Ltd 38
5,060 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 49
32,800 Beijing Yanjing Brewery Co Ltd 54
250,100 Beijing-Shanghai High Speed Railway Co Ltd 211
4,480 Bethel Automotive Safety Systems Co Ltd 27
18,900 (b) Bilibili, Inc 342
1,770 Bloomage Biotechnology Corp Ltd 12
18,700 (d) BOC Aviation Ltd 145
844,000 BOC Hong Kong Holdings Ltd 2,695
14,900 BOC International China Co Ltd 23
240,600 BOE Technology Group Co Ltd 145
968,000 Bosideng International Holdings Ltd 478
43,100 BYD Co Ltd 1,667
254,500 BYD Co Ltd (H shares) 8,656
65,000 BYD Electronic International Co Ltd 348
175,000 (a) C&D International Investment Group Ltd 293
30,030 Caitong Securities Co Ltd 34
2,274 (b) Cambricon Technologies Corp Ltd 205
22,900 Capital Securities Co Ltd 69
5,731 Cathay Biotech, Inc 30
929,000 (d) CGN Power Co Ltd 339
326,400 CGN Power Co Ltd 185
2,000 Changchun High & New Technology Industry Group, Inc 27
24,000 Changjiang Securities Co Ltd 22
1,600 Changzhou Xingyu Automotive Lighting Systems Co Ltd 29
10,100 Chaozhou Three-Circle Group Co Ltd 53
5,500 Chifeng Jilong Gold Mining Co Ltd 12
7,790,000 China Citic Bank 5,373
536,000 China Coal Energy Co 640
224,000 China Communications Services Corp Ltd 131
73,000 China Construction Bank Corp - A 88
20,582,000 China Construction Bank Corp - H 17,052
61,000 China CSSC Holdings Ltd 300
75,900 (b) China Eastern Airlines Corp Ltd 42
481,500 China Energy Engineering Corp Ltd 151
231,800 China Everbright Bank Co Ltd - A 123
407,000 China Everbright Bank Co Ltd - H 158
830,000 (d) China Feihe Ltd 578
1,406,000 China Galaxy Securities Co Ltd 1,270
41,200 China Galaxy Securities Co Ltd (Class A) 86
228,400 China Gas Holdings Ltd 198
9,100 China Great Wall Securities Co Ltd 10
6,400 China Greatwall Technology Group Co Ltd 13
242,000 China Hongqiao Group Ltd 363
329,800 China Insurance International Holdings Co Ltd 490
14,200 China International Capital Corp Ltd 66
124,400 (d) China International Capital Corp Ltd 202
19,429 China Jushi Co Ltd 30
1,658,000 China Life Insurance Co Ltd 3,103
38,000 China Life Insurance Co Ltd (Class A) 218
31,800 (b),(d) China Literature Ltd 102
281,000 China Longyuan Power Group Corp Ltd 232
262,000 China Mengniu Dairy Co Ltd 586

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
1,801,000 China Merchants Bank Co Ltd $ 9,193
1,384,190 China Merchants Bank Co Ltd (Class A) 7,453
176,900 China Merchants Energy Shipping Co Ltd 155
90,300 China Merchants Expressway Network & Technology Holdings Co Ltd 173
117,426 China Merchants Holdings International Co Ltd 209
36,020 China Merchants Securities Co Ltd 95
129,600 China Merchants Shekou Industrial Zone Holdings Co Ltd 182
196,000 China Minsheng Banking Corp Ltd - A 111
633,300 China Minsheng Banking Corp Ltd - H 279
660,000 China Molybdenum Co Ltd 443
234,000 China Molybdenum Co Ltd (Class A) 213
2,260,000 (a) China National Building Material Co Ltd 1,021
32,900 China National Chemical Engineering Co Ltd 37
6,100 China National Medicines Corp Ltd 29
94,300 China National Nuclear Power Co Ltd 135
16,200 China Northern Rare Earth Group High-Tech Co Ltd 47
616,000 China Oilfield Services Ltd 556
808,435 China Overseas Land & Investment Ltd 1,277
98,600 China Pacific Insurance Group Co Ltd - A 460
588,000 China Pacific Insurance Group Co Ltd - H 1,892
413,000 China Power International Development Ltd 168
102,500 China Railway Group Ltd - A 90
353,000 China Railway Group Ltd - H 179
36,620 China Railway Signal & Communication Corp Ltd 31
7,700 China Rare Earth Resources And Technology Co Ltd 30
138,000 China Resources Beer Holdings Company Ltd 449
82,300 China Resources Gas Group Ltd 326
734,336 China Resources Land Ltd 2,108
5,871 China Resources Microelectronics Ltd 38
158,800 (d) China Resources Mixc Lifestyle Services Ltd 587
175,500 (d) China Resources Pharmaceutical Group Ltd 128
162,000 China Resources Power Holdings Co 392
6,110 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 37
1,432,000 (a),(b) China Ruyi Holdings Ltd 450
105,200 China Shenhua Energy Co Ltd - A 627
784,500 China Shenhua Energy Co Ltd - H 3,384
126,000 (a) China Shipping Development Co Ltd 101
46,700 (b) China Southern Airlines Co Ltd (Class A) 42
224,800 China State Construction Engineering Corp Ltd 185
162,000 China State Construction International Holdings Ltd 255
380,500 China Three Gorges Renewables Group Co Ltd 228
24,925 China Tourism Group Duty Free Corp Ltd 229
3,912,000 (d) China Tower Corp Ltd 562
496,000 (a) China Vanke Co Ltd 336
136,300 China Vanke Co Ltd (Class A) 136
80,500 China XD Electric Co Ltd 84
129,300 China Yangtze Power Co Ltd 524
67,540 China Zheshang Bank Co Ltd 27
3,000 Chongqing Brewery Co Ltd 26
17,154 Chongqing Changan Automobile Co Ltd 31
197,600 Chongqing Rural Commercial Bank Co Ltd 164
10,950 Chongqing Zhifei Biological Products Co Ltd 39
508,600 Chow Tai Fook Jewellery Group Ltd 438
540,000 Citic Pacific Ltd 634
48,300 Citic Pacific Special Steel Group Co Ltd 75
602,274 CITIC Securities Co Ltd 1,638
64,870 CITIC Securities Co Ltd (Class A) 259
4,420 CNGR Advanced Material Co Ltd 22
182,700 CNOOC Energy Technology & Services Ltd 107
135,800 CNPC Capital Co Ltd 128
92,747 Contemporary Amperex Technology Co Ltd 3,381
72,900 COSCO SHIPPING Energy Transportation Co Ltd 116

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
190,560 COSCO SHIPPING Holdings Co Ltd - A $ 405
625,650 COSCO SHIPPING Holdings Co Ltd - H 1,024
2,908,000 (a),(b),(e) Country Garden Holdings Co Ltd 91
18,800 CSC Financial Co Ltd 66
7,680 CSPC Innovation Pharmaceutical Co Ltd 28
700,880 CSPC Pharmaceutical Group Ltd 427
93,600 Daqin Railway Co Ltd 87
209,600 Datang International Power Generation Co Ltd 82
6,200 Dong-E-E-Jiao Co Ltd 53
39,000 Dongfang Electric Corp Ltd 85
11,300 Dongxing Securities Co Ltd 17
79,006 East Money Information Co Ltd 280
5,250 Eastroc Beverage Group Co Ltd 179
5,000 Ecovacs Robotics Co Ltd 32
1,800 Empyrean Technology Co Ltd 30
66,700 ENN Energy Holdings Ltd 474
28,200 ENN Natural Gas Co Ltd 84
3,600 Eoptolink Technology, Inc Ltd 57
8,770 Eve Energy Co Ltd 56
21,000 Everbright Securities Co Ltd 52
30,895 (b) Everdisplay Optronics Shanghai Co Ltd 10
72,000 Far East Horizon Ltd 53
24,200 FAW Jiefang Group Co Ltd 27
8,600 Flat Glass Group Co Ltd 23
89,100 Focus Media Information Technology Co Ltd 86
58,422 Foshan Haitian Flavouring & Food Co Ltd 367
800,500 Fosun International 466
38,800 Founder Securities Co Ltd 44
66,500 Foxconn Industrial Internet Co Ltd 194
900 Fu Jian Anjoy Foods Co Ltd 10
25,800 Fuyao Glass Industry Group Co Ltd - A 221
142,200 (d) Fuyao Glass Industry Group Co Ltd - H 1,021
4,305 GalaxyCore, Inc 8
7,920 Ganfeng Lithium Group Co Ltd 38
1,805,000 (b) GCL Technology Holdings Ltd 249
90,000 GD Power Development Co Ltd 56
216,300 (b) GDS Holdings Ltd (ADR) 5,139
750,000 Geely Automobile Holdings Ltd 1,412
45,800 GEM Co Ltd 41
92,000 (a),(b) Genscript Biotech Corp 116
31,000 GF Securities Co Ltd (Class A) 69
69,800 (d) Giant Biogene Holding Co ltd 446
3,312 GigaDevice Semiconductor, Inc 48
3,900 Ginlong Technologies Co Ltd 33
16,600 GoerTek, Inc 59
8,555 Gongniu Group Co Ltd 82
6,800 Gotion High-tech Co Ltd 20
196,000 (a) Great Wall Motor Co Ltd 342
9,800 Great Wall Motor Co Ltd 35
14,200 Gree Electric Appliances, Inc of Zhuhai 88
19,700 GRG Banking Equipment Co Ltd 31
23,500 Guangdong Haid Group Co Ltd 158
252,000 Guangdong Investments Ltd 216
194,500 Guanghui Energy Co Ltd 179
127,700 Guangzhou Automobile Group Co Ltd 163
10,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 41
9,600 Guangzhou Haige Communications Group, Inc Co 14
21,800 Guangzhou Tinci Materials Technology Co Ltd 59
12,200 Guolian Securities Co Ltd 23
28,300 Guosen Securities Co Ltd 43
41,000 Guotai Junan Securities Co Ltd 105
25,790 Guoyuan Securities Co Ltd 30

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
388,000 (d) Haidilao International Holding Ltd $ 783
30,300 Haier Smart Home Co Ltd 118
199,200 Haier Smart Home Co Ltd 696
524,300 (b) Hainan Airlines Holding Co Ltd 122
39,400 (b) Hainan Airport Infrastructure Co Ltd 20
163,000 Haitian International Holdings Ltd 440
241,600 Haitong Securities Co Ltd 212
53,100 Haitong Securities Co Ltd (Class A) 81
13,100 Hang Zhou Great Star Industrial Co Ltd 58
9,305 Hangzhou First Applied Material Co Ltd 19
6,900 Hangzhou Silan Microelectronics Co Ltd 25
1,800 Hangzhou Tigermed Consulting Co Ltd - A 13
100,000 (d) Hansoh Pharmaceutical Group Co Ltd 221
22,500 Hebei Yangyuan Zhihui Beverage Co Ltd 70
12,500 Heilongjiang Agriculture Co Ltd 25
46,600 Henan Shenhuo Coal & Power Co Ltd 108
41,000 Henan Shuanghui Investment & Development Co Ltd 146
199,000 Hengan International Group Co Ltd 574
113,180 Hengli Petrochemical Co Ltd 238
11,400 Hengtong Optic-electric Co Ltd 27
15,500 Hisense Home Appliances Group Co Ltd 61
87,000 Hisense Kelon Electrical Holdings Co Ltd 274
2,800 Hithink RoyalFlush Information Network Co Ltd 110
104,700 HLA Corp Ltd 108
6,400 Hoshine Silicon Industry Co Ltd 49
54,000 (a),(d) Hua Hong Semiconductor Ltd 149
41,700 Huadian Power International Corp Ltd (Class A) 32
9,740 Huadong Medicine Co Ltd 46
52,800 Huafon Chemical Co Ltd 59
7,000 Huagong Tech Co Ltd 41
63,700 Huaibei Mining Holdings Co Ltd 123
9,360 Hualan Biological Engineering, Inc 22
99,600 Huaneng Lancang River Hydropower, Inc 130
44,300 Huaneng Power International, Inc - A 41
374,000 Huaneng Power International, Inc - H 205
11,800 Huaqin Technology Co Ltd 115
116,200 (d) Huatai Securities Co Ltd 194
15,500 Huatai Securities Co Ltd (Class A) 37
49,500 Huaxia Bank Co Ltd 54
52,500 Huayu Automotive Systems Co Ltd 126
158,983 Huazhu Group Ltd (ADR) 5,251
4,700 Hubei Jumpcan Pharmaceutical Co Ltd 19
5,800 Huizhou Desay Sv Automotive Co Ltd 87
9,500 Humanwell Healthcare Group Co Ltd 30
124,800 Hunan Valin Steel Co Ltd 71
8,412 Hundsun Technologies, Inc 32
1,048 Hwatsing Technology Co Ltd 23
11,443 Hygon Information Technology Co Ltd 235
23,431 (a),(b) iClick Interactive Asia Group Ltd (ADR) 219
12,800 Iflytek Co Ltd 85
1,260 Imeik Technology Development Co Ltd 32
329,900 Industrial & Commercial Bank of China Ltd - A 313
14,341,000 Industrial & Commercial Bank of China Ltd - H 9,561
105,200 Industrial Bank Co Ltd 276
40,790 Industrial Securities Co Ltd 35
2,700 Ingenic Semiconductor Co Ltd 25
228,300 Inner Mongolia BaoTou Steel Union Co Ltd 58
45,200 Inner Mongolia Dian Tou Energy Corp Ltd 121
137,600 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 99
89,400 Inner Mongolia Yili Industrial Group Co Ltd 370
285,800 Inner Mongolia Yitai Coal Co 589
515,000 (b),(d) Innovent Biologics, Inc 2,409

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
8,800 Inspur Electronic Information Industry Co Ltd $ 62
14,250 Isoftstone Information Technology Group Co Ltd 115
42,300 JA Solar Technology Co Ltd 80
5,800 JCHX Mining Management Co Ltd 29
92,550 (b),(d) JD Health International, Inc 331
459,300 (b),(d) JD Logistics, Inc 749
1,972,155 JD.com, Inc 34,243
68,300 Jiangsu Eastern Shenghong Co Ltd 77
134,000 Jiangsu Express 148
16,804 Jiangsu Hengli Hydraulic Co Ltd 121
32,882 Jiangsu Hengrui Pharmaceuticals Co Ltd 207
13,400 Jiangsu King's Luck Brewery JSC Ltd 83
5,500 Jiangsu Nhwa Pharmaceutical Co Ltd 18
35,900 Jiangsu Phoenix Publishing & Media Corp Ltd 57
17,900 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 205
4,300 Jiangsu Yoke Technology Co Ltd 34
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 26
47,500 Jiangsu Zhongtian Technology Co Ltd 93
97,000 Jiangxi Copper Co Ltd 155
11,158 Jiangxi Copper Co Ltd (Class A) 32
57,600 Jinduicheng Molybdenum Co Ltd 79
31,018 Jinko Solar Co Ltd 30
21,257 Jointown Pharmaceutical Group Co Ltd 15
19,900 Juneyao Airlines Co Ltd 37
59,100 (b) Kanzhun Ltd (ADR) 816
372,614 KE Holdings, Inc (ADR) 6,864
249,000 (b) Kingdee International Software Group Co Ltd 271
79,600 Kingsoft Corp Ltd 342
517,600 (b),(d) Kuaishou Technology 2,715
30,400 Kuang-Chi Technologies Co Ltd 199
6,500 Kunlun Tech Co Ltd 34
6,200 Kweichow Moutai Co Ltd 1,294
33,700 LB Group Co Ltd 82
664,000 Lenovo Group Ltd 854
22,700 Lens Technology Co Ltd 68
306,100 (b) Li Auto, Inc 3,656
192,500 Li Ning Co Ltd 402
114,600 Liaoning Port Co Ltd 27
23,300 Lingyi iTech Guangdong Co 25
470,500 (d) Longfor Group Holdings Ltd 597
40,213 LONGi Green Energy Technology Co Ltd 87
3,930 (b) Loongson Technology Corp Ltd 71
99,409 Luxshare Precision Industry Co Ltd 555
19,200 Luzhou Laojiao Co Ltd 329
25,790 Mango Excellent Media Co Ltd 95
2,172 Maxscend Microelectronics Co Ltd 27
59,600 Meihua Holdings Group Co Ltd 82
1,018,590 (b),(d) Meituan 19,805
85,700 Metallurgical Corp of China Ltd 39
51,900 Midea Group Co Ltd 535
68,400 (b) Midea Group Co Ltd 658
87,000 (a) MINISO Group Holding Ltd 520
1,056,000 (b) MMG Ltd 344
4,822 Montage Technology Co Ltd 45
75,844 Muyuan Foods Co Ltd 399
91,000 Nanjing Iron & Steel Co Ltd 58
18,200 Nanjing Securities Co Ltd 22
117,952 NARI Technology Co Ltd 408
13,128 National Silicon Industry Group Co Ltd 34
2,500 NAURA Technology Group Co Ltd 134
866,695 NetEase, Inc 15,427
30,800 New China Life Insurance Co Ltd - A 210

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
214,400 New China Life insurance Co Ltd - H $ 646
50,700 (b) New Hope Liuhe Co Ltd 62
120,340 New Oriental Education & Technology Group, Inc 768
7,500 Ninestar Corp 29
7,304 Ningbo Deye Technology Co Ltd 85
8,800 Ningbo Orient Wires & Cables Co Ltd 63
23,200 Ningbo Sanxing Medical Electric Co Ltd 98
17,835 Ningbo Tuopu Group Co Ltd 119
129,600 Ningxia Baofeng Energy Group Co Ltd 299
193,380 (a),(b) NIO, Inc 848
455,000 (a),(d) Nongfu Spring Co Ltd 1,967
20,900 (b) OFILM Group Co Ltd 34
5,840 Oppein Home Group, Inc 55
32,828 Orient Securities Co Ltd 47
119,700 (b) Pangang Group Vanadium Titanium & Resources Co Ltd 47
377,428 (b) PDD Holdings, Inc (ADR) 36,607
2,281,000 People's Insurance Co Group of China Ltd 1,130
187,700 People's Insurance Co Group of China Ltd (Class A) 196
7,425 Pharmaron Beijing Co Ltd - A 26
1,580,000 PICC Property & Casualty Co Ltd 2,485
94,200 Ping An Bank Co Ltd 151
1,467,703 Ping An Insurance Group Co of China Ltd 8,614
146,800 Ping An Insurance Group Co of China Ltd (Class A) 1,059
73,400 Pingdingshan Tianan Coal Mining Co Ltd 101
1,360 Piotech, Inc 29
170,600 Poly Developments and Holdings Group Co Ltd 207
118,200 (d) Pop Mart International Group Ltd 1,351
161,100 Postal Savings Bank of China Co Ltd - A 125
694,000 (d) Postal Savings Bank of China Co Ltd - H 407
73,900 Power Construction Corp of China Ltd 55
64,900 (b) Qinghai Salt Lake Industry Co Ltd 146
15,900 Range Intelligent Computing Technology Group Co Ltd 113
1,600 Rockchip Electronics Co Ltd 24
138,350 Rongsheng Petrochemical Co Ltd 171
40,900 SAIC Motor Corp Ltd 116
31,700 Sailun Group Co Ltd 62
25,400 Sanan Optoelectronics Co Ltd 42
108,000 Sany Heavy Industry Co Ltd 244
45,573 Satellite Chemical Co Ltd 117
28,600 SDIC Capital Co Ltd 29
44,200 SDIC Power Holdings Co Ltd 101
14,416 Seres Group Co Ltd 263
26,600 SF Holding Co Ltd 147
2,437 SG Micro Corp 27
153,100 Shaanxi Coal Industry Co Ltd 488
109,700 Shan XI Hua Yang Group New Energy Co Ltd 107
17,320 Shandong Gold Mining Co Ltd - A 54
67,250 (d) Shandong Gold Mining Co Ltd - H 108
8,700 Shandong Himile Mechanical Science & Technology Co Ltd 60
37,950 Shandong Hualu Hengsheng Chemical Co Ltd 112
11,800 Shandong Linglong Tyre Co Ltd 29
57,200 Shandong Nanshan Aluminum Co Ltd 31
43,600 Shandong Sun Paper Industry JSC Ltd 89
198,400 Shandong Weigao Group Medical Polymer Co Ltd 117
78,643 Shanghai Baosight Software Co Ltd 126
8,298 Shanghai Baosight Software Co Ltd 33
182,700 Shanghai Electric Group Co Ltd 203
15,300 Shanghai Electric Power Co Ltd 19
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 29
638 Shanghai Friendess Electronic Technology Corp Ltd 17
12,700 Shanghai International Airport Co Ltd 59
1,880 Shanghai Lingang Holdings Corp Ltd 3

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
9,700 Shanghai M&G Stationery, Inc $ 40
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 47
69,600 Shanghai Pharmaceuticals Holding Co Ltd - H 113
139,700 Shanghai Pudong Development Bank Co Ltd 197
21,136 Shanghai Putailai New Energy Technology Co Ltd 46
21,200 (e) Shanghai RAAS Blood Products Co Ltd 21
150,300 Shanghai Rural Commercial Bank Co Ltd 175
3,921 Shanghai United Imaging Healthcare Co Ltd 68
21,500 Shanghai Zhangjiang High-Tech Park Development Co Ltd 79
36,000 Shanxi Coal International Energy Group Co Ltd 58
65,579 Shanxi Lu'an Environmental Energy Development Co Ltd 129
15,580 Shanxi Xinghuacun Fen Wine Factory Co Ltd 393
113,170 Shanxi Xishan Coal & Electricity Power Co Ltd 128
29,500 Shenergy Co Ltd 38
9,700 Shengyi Technology Co Ltd 32
1,280 Shennan Circuits Co Ltd 22
116,200 Shenwan Hongyuan Group Co Ltd 85
9,280 Shenzhen Capchem Technology Co Ltd 48
28,300 Shenzhen Energy Group Co Ltd 25
2,700 Shenzhen Goodix Technology Co Ltd 30
17,100 Shenzhen Inovance Technology Co Ltd 137
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 3
47,200 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,649
3,200 Shenzhen New Industries Biomedical Engineering Co Ltd 31
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 25
5,873 Shenzhen Transsion Holdings Co Ltd 76
183,500 Shenzhou International Group Holdings Ltd 1,447
8,380 Shijiazhuang Yiling Pharmaceutical Co Ltd 18
23,700 Sichuan Chuantou Energy Co Ltd 56
8,500 Sichuan Kelun Pharmaceutical Co Ltd 35
85,900 Sichuan Road and Bridge Group Co Ltd 86
10,000 Sieyuan Electric Co Ltd 100
27,000 Silergy Corp 331
18,700 Sinolink Securities Co Ltd 22
46,300 Sinoma International Engineering Co 60
118,800 Sinopharm Group Co Ltd 324
168,500 Sinotruk Hong Kong Ltd 493
400,000 (a),(d) Smoore International Holdings Ltd 680
28,262 SooChow Securities Co Ltd 30
29,700 Southwest Securities Co Ltd 19
4,500 Spring Airlines Co Ltd 36
27,440 Sungrow Power Supply Co Ltd 278
58,700 Sunny Optical Technology Group Co Ltd 515
21,300 Sunwoda Electronic Co Ltd 65
7,800 Suzhou Dongshan Precision Manufacturing Co Ltd 31
3,224 Suzhou Maxwell Technologies Co Ltd 46
3,220 Suzhou TFC Optical Communication Co Ltd 40
34,000 (b) TAL Education Group (ADR) 341
92,660 TBEA Co Ltd 162
262,510 TCL Technology Group Corp 181
18,375 TCL Zhonghuan Renewable Energy Technology Co Ltd 22
2,160,500 Tencent Holdings Ltd 115,312
1,151,406 Tencent Music Entertainment Group (ADR) 13,068
105,700 Tian Di Science & Technology Co Ltd 89
40,300 Tianfeng Securities Co Ltd 25
109,033 Tianqi Lithium Corp 493
51,600 Tianshan Aluminum Group Co Ltd 56
23,400 Tianshui Huatian Technology Co Ltd 37
490,000 Tingyi Cayman Islands Holding Corp 636
102,000 Tongcheng Travel Holdings Ltd 237
6,900 TongFu Microelectronics Co Ltd 28
20,800 Tongkun Group Co Ltd 34

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
222,500 Tongling Nonferrous Metals Group Co Ltd $ 98
60,700 Tongwei Co Ltd 184
246,000 Travelsky Technology Ltd 327
9,731 Trina Solar Co Ltd 26
247,650 (b) Trip.com Group Ltd 17,043
146,000 Tsingtao Brewery Co Ltd 1,063
9,800 Tsingtao Brewery Co Ltd (Class A) 109
4,099 Unigroup Guoxin Microelectronics Co Ltd 36
15,200 Unisplendour Corp Ltd 58
5,000 Universal Scientific Industrial Shanghai Co Ltd 11
11,700 Victory Giant Technology Huizhou Co Ltd 67
28,300 Vipshop Holdings Ltd (ADR) 381
45,200 Wanhua Chemical Group Co Ltd 442
1,234,000 Want Want China Holdings Ltd 722
171,000 Weichai Power Co Ltd 260
41,500 Weichai Power Co Ltd (Class A) 78
4,480 Weihai Guangwei Composites Co Ltd 21
100,775 Wens Foodstuffs Group Co Ltd 228
16,000 Western Mining Co Ltd 35
26,400 Western Securities Co Ltd 29
7,014 Western Superconducting Technologies Co Ltd 41
6,810 Will Semiconductor Co Ltd 97
6,700 Wingtech Technology Co Ltd 36
378,400 Wintime Energy Group Co Ltd 89
14,574 Wuhan Guide Infrared Co Ltd 15
19,400 Wuliangye Yibin Co Ltd 372
8,410 WUS Printed Circuit Kunshan Co Ltd 46
13,016 WuXi AppTec Co Ltd - A 98
25,885 (a),(d) WuXi AppTec Co Ltd - H 187
12,235,000 (b),(d) Wuxi Biologics Cayman, Inc 27,420
159,600 XCMG Construction Machinery Co Ltd 173
63,500 Xiamen C & D, Inc 92
26,600 Xiamen Tungsten Co Ltd 70
1,245,000 (b),(d) Xiaomi Corp 5,460
7,856 Xinjiang Daqo New Energy Co Ltd 26
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 76
431,795 (a) Xinyi Solar Holdings Ltd 172
260,400 (b) XPeng, Inc 1,533
284,000 (a),(d) Yadea Group Holdings Ltd 469
22,800 Yantai Jereh Oilfield Services Group Co Ltd 116
791,600 (a) Yanzhou Coal Mining Co Ltd 908
94,055 Yanzhou Coal Mining Co Ltd (Class A) 183
6,370 Yealink Network Technology Corp Ltd 34
15,088 Yifeng Pharmacy Chain Co Ltd 50
22,800 Yihai Kerry Arawana Holdings Co Ltd 102
36,820 Yintai Gold Co Ltd 78
17,959 Yonyou Network Technology Co Ltd 26
22,100 Youngor Group Co Ltd 27
16,800 YTO Express Group Co Ltd 33
179,121 Yum China Holdings, Inc 8,628
19,100 Yunnan Aluminium Co Ltd 35
8,900 Yunnan Baiyao Group Co Ltd 73
114,300 Yunnan Chihong Zinc&Germanium Co Ltd 87
8,400 Yunnan Energy New Material Co Ltd 37
33,700 Yunnan Tin Co Ltd 65
42,600 Yunnan Yuntianhua Co Ltd 130
23,000 Zangge Mining Co Ltd 87
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 82
129,500 Zhaojin Mining Industry Co Ltd 182
28,200 Zhejiang China Commodities City Group Co Ltd 52
23,700 Zhejiang Chint Electrics Co Ltd 76
19,900 Zhejiang Dahua Technology Co Ltd 44

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
6,460 Zhejiang Dingli Machinery Co Ltd $ 57
179,880 Zhejiang Expressway Co Ltd 129
9,350 Zhejiang Huahai Pharmaceutical Co Ltd 23
7,093 Zhejiang Huayou Cobalt Co Ltd 28
6,400 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 28
39,200 Zhejiang Juhua Co Ltd 130
114,600 (b),(d) Zhejiang Leapmotor Technologies Ltd 474
55,900 Zhejiang Longsheng Group Co Ltd 79
16,304 Zhejiang NHU Co Ltd 49
24,800 Zhejiang Sanhua Intelligent Controls Co Ltd 80
2,937 Zhejiang Supcon Technology Co Ltd 20
5,600 Zhejiang Supor Co Ltd 41
35,400 Zhejiang Wanfeng Auto Wheel Co Ltd 92
8,190 Zhejiang Weiming Environment Protection Co Ltd 24
208,600 Zhejiang Zheneng Electric Power Co Ltd 162
39,600 Zhengzhou Yutong Bus Co Ltd 143
18,500 Zheshang Securities Co Ltd 31
16,380 Zhongji Innolight Co Ltd 275
23,800 Zhongjin Gold Corp Ltd 39
189,500 Zhongsheng Group Holdings Ltd 338
63,400 Zhongtai Securities Co Ltd 57
9,447 Zhuzhou CRRC Times Electric Co Ltd 62
41,200 Zhuzhou CSR Times Electric Co Ltd 173
1,276,000 Zijin Mining Group Co Ltd 2,303
554,774 Zijin Mining Group Co Ltd (Class A) 1,149
93,300 Zoomlion Heavy Industry Science and Technology Co Ltd - A 92
22,200 ZTE Corp 123
62,200 ZTE Corp (Class H) 194
35,000 ZTO Express Cayman, Inc 685
TOTAL CHINA 637,777
COLOMBIA - 0.0%
20,180 BanColombia S.A. 172
39,744 BanColombia S.A. (Preference) 317
94,944 Interconexion Electrica S.A. ESP 360
TOTAL COLOMBIA 849
CZECH REPUBLIC - 0.0%
35,432 CEZ AS 1,394
5,945 Komercni Banka AS 208
15,414 (d) Moneta Money Bank AS 78
TOTAL CZECH REPUBLIC 1,680
DENMARK - 1.0%
109,774 Carlsberg AS (Class B) 10,543
604,929 Danske Bank AS 17,152
43,790 DSV AS 9,326
1,104,514 GN Store Nord 20,564
2,318,508 Novo Nordisk A.S. 200,045
49,200 Novo Nordisk A.S. (ADR) 4,232
480,886 (b) Zealand Pharma AS 47,836
TOTAL DENMARK 309,698
EGYPT - 0.0%
189,952 Commercial International Bank 294
353,767 Eastern Tobacco 205
191,796 Talaat Moustafa Group 211
TOTAL EGYPT 710
FINLAND - 0.1%
352,345 Sampo Oyj 14,392
TOTAL FINLAND 14,392
FRANCE - 1.4%
146,673 Air Liquide 23,843
564,940 Airbus SE 90,464
46,847 Arkema 3,565
1,170,361 AXA S.A. 41,653

SHARES DESCRIPTION VALUE (000)
FRANCE (continued)
142,375 Essilor International S.A. $ 34,729
9,359 Gecina S.A. 877
12,594 ICADE 300
118,832 (a) Kering 29,351
102,934 L'Oreal S.A. 36,439
88,464 LVMH Moet Hennessy Louis Vuitton S.A. 58,191
1,089,591 Orange S. A. 10,872
9,160 Pernod-Ricard S.A. 1,035
261,044 Safran S.A. 57,197
267,048 Total S.A. 14,878
733,030 Veolia Environnement 20,567
TOTAL FRANCE 423,961
GERMANY - 1.7%
49,768 Allianz AG. 15,297
702,206 Aroundtown S.A. 2,121
431,203 Beiersdorf AG. 55,386
975,094 (b) BK LC Lux Finco 2 Sarl 55,249
689,818 Borussia Dortmund GmbH & Co KGaA 2,244
105,213 Deutsche Boerse AG. 24,236
554,058 Deutsche Telekom AG. 16,601
205,976 Dr ING hc F Porsche AG. 12,482
475,181 HeidelbergCement AG. 58,715
16,380 LEG Immobilien SE 1,389
996 OSRAM Licht AG. 53
2,010,208 RWE AG. 60,032
439,154 SAP AG. 108,021
460,134 Siemens AG. 89,724
301,914 (b) Springer Nature AG. & Co KGaA 8,506
166,307 Vonovia SE 5,063
TOTAL GERMANY 515,119
GREECE - 0.0%
176,388 Alpha Services and Holdings S.A. 294
221,030 Eurobank Ergasias Services and Holdings S.A. 510
5,760 (b),(e) FF Group 0 ^
38,908 Hellenic Telecommunications Organization S.A. 599
24,496 JUMBO S.A. 648
8,185 Mytilineos Holdings S.A. 284
70,820 National Bank of Greece S.A. 561
41,001 OPAP S.A. 666
87,925 Piraeus Financial Holdings S.A. 350
42,737 Public Power Corp 545
TOTAL GREECE 4,457
HONG KONG - 0.2%
2,584,300 AIA Group Ltd 18,563
1,023,000 ASM Pacific Technology 9,782
132,600 Bank of East Asia Ltd 168
932,000 Hang Lung Properties Ltd 743
174,400 Hang Seng Bank Ltd 2,136
347,000 Henderson Land Development Co Ltd 1,052
269,882 Hong Kong Exchanges and Clearing Ltd 10,101
584,800 Hongkong Land Holdings Ltd 2,604
422,039 Link REIT 1,775
406,000 (a) New World Development Co Ltd 268
32,500 Orient Overseas International Ltd 479
619,323 Prudential plc 4,915
866,250 Sino Biopharmaceutical Ltd 354
353,500 Sun Hung Kai Properties Ltd 3,364
287,000 Wharf Real Estate Investment Co Ltd 730
TOTAL HONG KONG 57,034
HUNGARY - 0.0%
121,958 MOL Hungarian Oil & Gas plc 839
16,698 OTP Bank Rt 913

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HUNGARY (continued)
9,226 Richter Gedeon Rt $ 242
TOTAL HUNGARY 1,994
INDIA - 1.6%
11,741 ABB Ltd India 946
32,829 Adani Enterprises Ltd 968
48,792 (b) Adani Green Energy Ltd 592
117,866 Adani Ports & Special Economic Zone Ltd 1,691
127,316 (b) Adani Power Ltd 785
3,873 Alkem Laboratories Ltd 255
138,501 Ambuja Cements Ltd 865
37,775 APL Apollo Tubes Ltd 690
54,217 Apollo Hospitals Enterprise Ltd 4,613
325,991 Ashok Leyland Ltd 837
83,242 Asian Paints Ltd 2,215
29,296 Astral Ltd 565
30,187 (d) AU Small Finance Bank Ltd 197
21,109 Aurobindo Pharma Ltd 328
35,213 (b),(d) Avenue Supermarts Ltd 1,463
1,091,548 Axis Bank Ltd 13,535
14,716 Bajaj Auto Ltd 1,510
22,409 Bajaj Finance Ltd 1,782
30,196 Bajaj Finserv Ltd 552
5,777 Bajaj Holdings & Investment Ltd 801
16,494 Balkrishna Industries Ltd 560
87,407 Bank of Baroda 245
804,850 Bharat Electronics Ltd 2,747
55,280 Bharat Forge Ltd 838
240,265 Bharat Heavy Electricals Ltd 641
345,336 Bharat Petroleum Corp Ltd 1,174
540,006 Bharti Airtel Ltd 9,999
1,546 Bosch Ltd 615
23,685 Britannia Industries Ltd 1,316
14,527 BSE Ltd 900
21,010 Cadila Healthcare Ltd 238
418,229 Canara Bank 487
51,080 CG Power & Industrial Solutions Ltd 433
33,887 Cholamandalam Investment and Finance Co Ltd 468
170,371 Cipla Ltd 3,036
424,996 Coal India Ltd 1,902
30,067 Colgate-Palmolive India Ltd 941
55,895 Container Corp Of India Ltd 513
30,294 Cummins India Ltd 1,155
114,849 Dabur India Ltd 679
34,839 Divi's Laboratories Ltd 2,480
7,180 Dixon Technologies India Ltd 1,500
166,716 DLF Ltd 1,602
47,335 Dr Reddy's Laboratories Ltd 766
29,562 Eicher Motors Ltd 1,663
536,749 GAIL India Ltd 1,193
578,863 (b) GMR Infrastructure Ltd 529
88,770 Godrej Consumer Products Ltd 1,120
32,296 (b) Godrej Properties Ltd 1,048
58,894 Grasim Industries Ltd 1,678
55,161 Havells India Ltd 1,078
344,470 HCL Technologies Ltd 7,692
8,202 (d) HDFC Asset Management Co Ltd 402
1,461,531 HDFC Bank Ltd 30,225
463,214 HDFC Bank Ltd (ADR) 29,581
208,994 (d) HDFC Life Insurance Co Ltd 1,504
26,814 Hero Honda Motors Ltd 1,300
281,679 Hindalco Industries Ltd 1,977
44,136 Hindustan Aeronautics Ltd 2,148

SHARES DESCRIPTION VALUE (000)
INDIA (continued)
66,851 Hindustan Lever Ltd $ 1,816
216,399 Hindustan Petroleum Corp Ltd 1,029
1,167,465 ICICI Bank Ltd 17,444
52,052 (d) ICICI Lombard General Insurance Co Ltd 1,085
77,399 (d) ICICI Prudential Life Insurance Co Ltd 591
267,860 (b) IDFC First Bank Ltd 197
186,034 Indian Hotels Co Ltd 1,901
674,345 Indian Oil Corp Ltd 1,069
49,238 Indian Railway Catering & Tourism Corp Ltd 452
261,753 (b) Indus Towers Ltd 1,042
23,886 IndusInd Bank Ltd 267
15,182 Info Edge India Ltd 1,535
872,117 Infosys Technologies Ltd 19,104
41,386 (b),(d) InterGlobe Aviation Ltd 2,197
711,314 ITC Ltd 4,011
72,617 Jindal Stainless Ltd 591
32,934 Jindal Steel & Power Ltd 357
95,252 JSW Energy Ltd 713
186,473 JSW Steel Ltd 1,960
77,595 Jubilant Foodworks Ltd 649
89,103 Kalyan Jewellers India Ltd 796
88,788 Kotak Mahindra Bank Ltd 1,848
142,364 Larsen & Toubro Ltd 5,984
289,744 (d) LTIMindtree Ltd 18,837
18,707 Lupin Ltd 514
64,632 (d) Macrotech Developers Ltd 1,047
446,464 Mahindra & Mahindra Ltd 15,628
22,233 (b) Mankind Pharma Ltd 746
112,761 Marico Ltd 842
27,543 Maruti Suzuki India Ltd 3,484
150,054 Max Healthcare Institute Ltd 1,972
23,116 Mphasis Ltd 766
509 MRF Ltd 775
9,441 Muthoot Finance Ltd 235
73,335 Nestle India Ltd 1,857
698,140 NHPC Ltd 656
699,006 NMDC Ltd 536
963,080 NTPC Ltd 3,741
13,348 Oberoi Realty Ltd 360
119,384 Oil India Ltd 600
3,891 Oracle Financial Services Software Ltd 579
1,343 Page Industries Ltd 744
67,964 (b) PB Fintech Ltd 1,669
23,594 Persistent Systems Ltd 1,774
177,403 Petronet LNG Ltd 716
42,544 Phoenix Mills Ltd 810
16,706 PI Industries Ltd 718
34,287 Pidilite Industries Ltd 1,163
437,260 Piramal Pharma Ltd 1,357
11,449 Polycab India Ltd 970
124,044 Power Finance Corp Ltd 648
1,035,863 Power Grid Corp of India Ltd 3,728
37,458 Prestige Estates Projects Ltd 740
187,690 Punjab National Bank 225
114,957 Rail Vikas Nigam Ltd 565
108,087 REC Ltd 630
4,535,001 Reliance Industries Ltd 64,227
16,366,050 (b) Reliance Strategic Investments Ltd 56,941
681,874 Samvardhana Motherson International Ltd 1,238
19,149 SBI Cards & Payment Services Ltd 148
98,514 (d) SBI Life Insurance Co Ltd 1,596
1,962 Shree Cement Ltd 588

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
INDIA (continued)
22,757 Shriram Finance Ltd $ 766
19,607 Siemens India Ltd 1,493
5,919 Solar Industries India Ltd 674
91,562 (d) Sona Blw Precision Forgings Ltd 635
28,449 SRF Ltd 742
146,255 State Bank of India 1,355
324,400 Sun Pharmaceutical Industries Ltd 7,139
14,296 Sundaram Finance Ltd 691
14,018 Supreme Industries Ltd 768
2,046,776 (b) Suzlon Energy Ltd 1,482
26,229 Tata Communications Ltd 521
121,612 Tata Consultancy Services Ltd 5,804
128,932 Tata Consumer Products Ltd 1,375
2,744 Tata Elxsi Ltd 217
442,782 Tata Motors Ltd 3,816
351,934 Tata Power Co Ltd 1,609
812,402 Tata Steel Ltd 1,307
44,122 Tech Mahindra Ltd 876
8,928 Thermax Ltd 421
28,398 Titan Co Ltd 1,077
52,397 Torrent Pharmaceuticals Ltd 2,054
37,952 Torrent Power Ltd 657
39,253 Trent Ltd 3,257
23,025 Tube Investments of India Ltd 960
51,081 TVS Motor Co Ltd 1,410
25,450 Ultra Tech Cement Ltd 3,390
124,807 Union Bank of India 175
64,292 United Spirits Ltd 1,219
101,015 UPL Ltd 590
246,701 Varun Beverages Ltd 1,840
157,032 Vedanta Ltd 814
5,183,205 (b) Vodafone Idea Ltd 479
22,353 Voltas Ltd 466
214,834 Wipro Ltd 755
1,161,716 (b) Yes Bank Ltd 265
1,417,262 (b) Zomato Ltd 4,591
TOTAL INDIA 470,261
INDONESIA - 0.2%
3,193,300 Adaro Energy Indonesia Tbk PT 481
1,401,300 (b) Amman Mineral Internasional PT 735
1,680,400 Astra International Tbk PT 511
12,582,200 Bank Central Asia Tbk PT 7,563
1,180,000 Bank Negara Indonesia Persero Tbk PT 318
97,844,593 Bank Rakyat Indonesia 24,701
5,147,926 Barito Pacific Tbk PT 293
1,713,100 Chandra Asri Pacific Tbk PT 798
1,537,300 Charoen Pokphand Indonesia Tbk PT 455
190,392,200 (b) GoTo Gojek Tokopedia Tbk PT 822
525,600 Indah Kiat Pulp & Paper Tbk PT 221
459,900 Indofood CBP Sukses Makmur Tbk PT 325
1,641,400 Kalbe Farma Tbk PT 139
758,249 (b) Merdeka Copper Gold Tbk PT 76
3,045,694 PT Bank Mandiri Persero Tbk 1,072
978,300 PT Indofood Sukses Makmur Tbk 468
1,547,900 PT Unilever Indonesia Tbk 181
133,500 PT United Tractors Tbk 222
4,067,900 Sumber Alfaria Trijaya Tbk PT 720
4,052,800 Telkom Indonesia Persero Tbk PT 678
TOTAL INDONESIA 40,779
IRELAND - 0.3%
176,024 Accenture plc 61,924

SHARES DESCRIPTION VALUE (000)
IRELAND (continued)
5,219,331 AIB Group plc $ 28,862
TOTAL IRELAND 90,786
ISRAEL - 0.0%
259,166 Bank Hapoalim Ltd 3,129
331,608 Bank Leumi Le-Israel 3,945
265,673 Israel Discount Bank Ltd 1,818
31,999 Mizrahi Tefahot Bank Ltd 1,385
TOTAL ISRAEL 10,277
ITALY - 0.6%
421,320 Amplifon S.p.A. 10,857
5,630,348 (a) Davide Campari-Milano NV 35,237
8,901,991 Enel S.p.A. 63,526
59,133 Ferrari NV 25,232
637,795 Moncler S.p.A 33,669
1,868,681 PRADA S.p.A 14,381
TOTAL ITALY 182,902
JAPAN - 6.0%
91,000 Acom Co Ltd 220
404 Activia Properties, Inc 842
2,550,900 Advantest Corp 145,041
300 Aeon Mall Co Ltd 4
26,900 (a) Aozora Bank Ltd 423
1,798,300 Asahi Breweries Ltd 18,865
212,179 Asahi Kasei Corp 1,462
39,000 Century Leasing System, Inc 394
120,900 Chiba Bank Ltd 932
234,600 Concordia Financial Group Ltd 1,290
246,100 Dai-ichi Life Holdings, Inc 6,558
2,832,791 Daiichi Sankyo Co Ltd 77,514
165,331 Daikin Industries Ltd 19,291
8,500 Daito Trust Construction Co Ltd 950
399 Daiwa House REIT Investment Corp 588
329,700 Daiwa Securities Group, Inc 2,176
82,000 Disco Corp 21,753
19,800 Fast Retailing Co Ltd 6,679
39,200 Fukuoka Financial Group, Inc 976
11,359,120 (b) Hitachi Ltd 278,185
156,700 (b) Hoya Corp 19,447
192,300 (a) Hulic Co Ltd 1,670
931 Hulic Reit, Inc 811
4,012,600 Infomart Corp 7,702
8 Invincible Investment Corp 3
463,200 Itochu Corp 22,778
92,200 Japan Post Bank Co Ltd 871
359,500 Japan Post Holdings Co Ltd 3,386
51,200 Japan Post Insurance Co Ltd 940
4 Japan Retail Fund Investment Corp 2
728,200 Kansai Electric Power Co, Inc 8,071
321,300 KDDI Corp 10,234
326 Kenedix Realty Investment Corp 309
29,000 Kyoto Financial Group, Inc 424
211,700 Mebuki Financial Group, Inc 858
756,600 Mitsubishi Electric Corp 12,776
454,373 Mitsubishi Estate Co Ltd 6,308
2,072,600 Mitsubishi Heavy Industries Ltd 28,900
9,547,300 Mitsubishi UFJ Financial Group, Inc 111,462
91,800 Mitsubishi UFJ Lease & Finance Co Ltd 605
2,064,100 Mitsui & Co Ltd 42,808
28,550 Mitsui Fudosan Co Ltd 228
5,987 Mitsui Fudosan Logistics Park, Inc 3,859
304,500 Mitsui Sumitomo Insurance Group Holdings, Inc 6,576
550,500 Mizuho Financial Group, Inc 13,439

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
JAPAN (continued)
1,187,500 MonotaRO Co Ltd $ 20,180
354 Mori Hills REIT Investment Corp 279
953,400 Murata Manufacturing Co Ltd 15,126
1,433,700 Nintendo Co Ltd 83,501
133,000 Nippon Paint Co Ltd 859
6,272,800 Nippon Telegraph & Telephone Corp 6,266
717,700 (b) Nomura Holdings, Inc 4,164
959 Nomura Real Estate Master Fund, Inc 838
1,147,500 Oriental Land Co Ltd 24,736
299,600 ORIX Corp 6,437
647 Orix JREIT, Inc 675
232,600 Osaka Securities Exchange Co Ltd 2,581
1,750,100 Recruit Holdings Co Ltd 121,646
477,300 Resona Holdings, Inc 3,441
53,800 SBI Holdings, Inc 1,351
171,300 Sekisui House Ltd 4,085
1,836,300 Seven & I Holdings Co Ltd 28,789
134,500 Seven Bank Ltd 266
754,400 Shin-Etsu Chemical Co Ltd 24,848
95,100 Shizuoka Financial Group, Inc 771
24,300 SMC Corp 9,436
229,700 Sompo Holdings, Inc 5,952
7,745,725 Sony Corp 163,245
4,089 Star Asia Investment Corp 1,339
7,957,300 (a) Sumco Corp 58,601
4,995,303 Sumitomo Mitsui Financial Group, Inc 119,888
154,200 Sumitomo Mitsui Trust Holdings, Inc 3,602
20 Sumitomo Realty & Development Co Ltd 1
122,600 T&D Holdings, Inc 2,244
19,982 Taiyo Nippon Sanso Corp 554
644,897 TechnoPro Holdings, Inc 12,058
431,900 Tokio Marine Holdings, Inc 15,500
115,500 Tokyo Electron Ltd 17,362
312,200 (a) Tokyo Tatemono Co Ltd 5,153
242,901 Toray Industries, Inc 1,538
7,082,110 (b) Toyota Motor Corp 138,280
594 United Urban Investment Corp 531
TOTAL JAPAN 1,794,733
KOREA, REPUBLIC OF - 0.7%
12,264 (b) Alteogen, Inc 2,548
6,152 (b) Amorepacific Corp 435
33,632 Celltrion, Inc 4,238
1,825 CJ CheilJedang Corp 314
11,755 (b) Coway Co Ltd 530
11,566 Daewoo International Corp 307
7,271 (b) Daewoo Shipbuilding & Marine Engineering Co Ltd 183
9,843 Dongbu Insurance Co Ltd 684
12,693 Doosan Bobcat, Inc 356
36,600 (b) Doosan Heavy Industries and Construction Co Ltd 430
14,594 (b) Ecopro BM Co Ltd 1,069
21,229 (b) Ecopro Co Ltd 814
3,448 (b) Ecopro Materials Co Ltd 150
2,871 (b) Enchem Co Ltd 256
11,561 (b) GS Holdings Corp 307
23,279 Hana Financial Group, Inc 891
2,063 (b) Hanjin Kal Corp 105
16,428 (b) Hankook Tire & Technology Co Ltd 424
544 Hanmi Pharm Co Ltd 103
3,668 Hanmi Semiconductor Co Ltd 201
238 (b) Hanwha Chemical Corp 3
3,805 HD Hyundai Co Ltd 204
5,006 HD Hyundai Electric Co Ltd 1,287

SHARES DESCRIPTION VALUE (000)
KOREA, REPUBLIC OF (continued)
4,670 (b) HD Hyundai Heavy Industries Co Ltd $ 904
25,286 (b) HLB, Inc 1,241
19,357 (b) HMM Co Ltd 231
4,237 Honam Petrochemical Corp 171
4,693 (b) HYBE Co Ltd 612
119,396 Hynix Semiconductor, Inc 13,682
7,991 Hyundai Glovis Co Ltd 637
3,506 (b) Hyundai Heavy Industries 539
12,957 Hyundai Mobis 2,061
32,830 Hyundai Motor Co 4,661
8,060 Hyundai Motor Co Ltd (2nd Preference) 846
11,645 Hyundai Motor Co Ltd (Preference) 1,195
16,244 (b) Hyundai Rotem Co Ltd 545
19,576 Industrial Bank of Korea 190
66,077 Kakao Corp 1,693
13,449 (b) KakaoBank Corp 190
162,141 KB Financial Group, Inc 9,130
47,228 Kia Motors Corp 3,196
15,496 (b) Korea Aerospace Industries Ltd 576
21,651 (b) Korea Electric Power Corp 293
2,984 (b) Korea Investment Holdings Co Ltd 143
600 Korea Zinc Co Ltd 406
12,329 (b) Korean Air Lines Co Ltd 188
2,367 (b),(d) Krafton, Inc 499
22,378 KT&G Corp 1,619
1,361 (b) Kumho Petrochemical Co Ltd 83
8,266 (b) L&F Co Ltd 447
10,755 (b) LG Chem Ltd 1,802
1,854 (b) LG Chem Ltd (Preference) 198
20,384 (b) LG Corp 988
25,654 (b) LG Display Co Ltd 157
8,693 LG Electronics, Inc 488
5,174 (b) LG Energy Solution Ltd 1,208
1,929 (b) LG Household & Health Care Ltd 397
1,172 (b) LG Innotek Co Ltd 127
15,601 LG Telecom Ltd 109
3,334 (b) LS Electric Co Ltd 361
7,618 (b) Meritz Financial Group, Inc 535
17,668 Mirae Asset Daewoo Co Ltd 95
30,861 (b) Naver Corp 4,118
1,187 (b) NCSoft Corp 147
2,085 (b),(d) Netmarble Corp 72
4,743 (b) Orion Corp/Republic of Korea 328
22,373 POSCO 3,816
11,726 POSCO DX Co Ltd 149
2,549 POSCO Future M Co Ltd 241
4,290 (b),(d) Samsung Biologics Co Ltd 2,749
19,084 (b) Samsung C&T Corp 1,475
4,540 (b) Samsung Electro-Mechanics Co Ltd 377
3,329,995 Samsung Electronics Co Ltd 118,837
179,661 Samsung Electronics Co Ltd (Preference) 5,336
12,813 (b) Samsung Engineering Co Ltd 143
6,628 Samsung Fire & Marine Insurance Co Ltd 1,605
54,611 (b) Samsung Heavy Industries Co Ltd 417
17,125 Samsung Life Insurance Co Ltd 1,096
20,265 (b) Samsung SDI Co Ltd 3,350
3,453 (b) Samsung SDS Co Ltd 297
2,608 (b) Samsung Techwin Co Ltd 575
96,192 Shinhan Financial Group Co Ltd 3,119
4,665 (b) SK Biopharmaceuticals Co Ltd 348
1,817 (b) SK Bioscience Co Ltd 62
5,148 (b) SK Innovation Co Ltd 389

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
KOREA, REPUBLIC OF (continued)
7,705 (b) SK Square Co Ltd $ 405
4,927 SK Telecom Co Ltd 185
3,064 SK, Inc 272
3,900 (b) SKC Co Ltd 274
11,621 S-Oil Corp 434
50,548 Woori Financial Group, Inc 527
8,668 Woori Investment & Securities Co Ltd 82
4,648 (b) Yuhan Corp 374
TOTAL KOREA, REPUBLIC OF 219,881
KUWAIT - 0.0%
113,812 Boubyan Bank KSCP 207
165,048 Gulf Bank KSCP 174
833,568 Kuwait Finance House KSCP 2,016
156,765 Mabanee Co SAK 387
542,803 Mobile Telecommunications Co KSCP 826
651,473 National Bank of Kuwait SAKP 1,893
TOTAL KUWAIT 5,503
LUXEMBOURG - 0.0%
11,120 Reinet Investments S.C.A 263
TOTAL LUXEMBOURG 263
MALAYSIA - 0.1%
190,300 AMMB Holdings BHD 233
232,943 Axiata Group Bhd 130
608,679 Bumiputra-Commerce Holdings BHD 1,115
242,400 Digi.Com BHD 196
843,342 Gamuda BHD 893
550,900 Genting BHD 475
743,500 Genting Malaysia BHD 376
48,300 Hong Leong Bank BHD 222
170,900 IHH Healthcare Bhd 279
221,300 Inari Amertron Bhd 151
475,700 IOI Corp BHD 413
98,943 Kuala Lumpur Kepong BHD 482
441,429 Malayan Banking BHD 1,011
194,460 Malaysia Airports Holdings Bhd 460
167,500 Maxis Bhd 137
379,200 MISC Bhd 644
506,250 (d) MR DIY Group M Bhd 209
13,900 Nestle Malaysia Bhd 311
646,400 Petronas Chemicals Group Bhd 747
62,000 Petronas Dagangan BHD 268
214,900 Petronas Gas BHD 850
120,680 PPB Group BHD 335
291,400 Press Metal Aluminium Holdings Bhd 319
1,188,400 Public Bank Bhd 1,211
267,375 QL Resources Bhd 284
103,116 RHB Capital BHD 149
662,600 Sime Darby BHD 349
432,600 Sime Darby Plantation Bhd 479
488,000 Sunway BHD 522
106,841 Telekom Malaysia BHD 159
657,600 Tenaga Nasional BHD 2,196
766,700 YTL Corp BHD 457
550,300 YTL Power International BHD 544
TOTAL MALAYSIA 16,606
MEXICO - 0.3%
805,600 Alfa S.A. de C.V. (Class A) 583
1,526,000 (a) America Movil SAB de C.V. 1,094
110,000 Arca Continental SAB de C.V. 911
3,301,994 Cemex S.A. de C.V. 1,850
115,665 Coca-Cola Femsa SAB de C.V. 899
661,700 Fibra Uno Administracion S.A. de C.V. 657

SHARES DESCRIPTION VALUE (000)
MEXICO (continued)
386,200 Fomento Economico Mexicano S.A. de C.V. $ 3,291
360,672 Fomento Economico Mexicano SAB de C.V. (ADR) 30,834
36,210 Gruma SAB de C.V. 566
58,900 Grupo Aeroportuario del Centro Norte Sab de C.V. 507
82,065 (a) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,443
38,365 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 984
265,400 (a) Grupo Bimbo S.A. de C.V. (Series A) 703
118,900 (a) Grupo Carso S.A. de C.V. (Series A1) 657
60,100 (a) Grupo Comercial Chedraui S.a. DE C.V. 361
4,773,400 Grupo Financiero Banorte S.A. de C.V. 30,670
151,727 (a),(b) Grupo Financiero Inbursa S.A. 316
932,500 Grupo Mexico S.A. de C.V. (Series B) 4,424
15,295 (a),(b) Industrias Penoles S.A. de C.V. 195
307,800 (a) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 434
269,100 (a) Operadora De Sites Mexicanos SAB de C.V. 160
216,954 ProLogis Property Mexico S.A. de C.V. 603
36,240 Promotora y Operadora de Infraestructura SAB de C.V. 307
7,216 Southern Copper Corp 658
34,363 Ternium S.A. (ADR) 999
429,300 Wal-Mart de Mexico SAB de C.V. 1,130
TOTAL MEXICO 85,236
NETHERLANDS - 1.1%
76,834 (b),(d) Adyen NV 114,181
237 (b) Argenx SE 146
31,830 (b) Argenx SE 19,662
127,225 (d) Euronext NV 14,273
372,720 Heineken NV 26,564
8,293,974 ING Groep NV 129,980
4,451,516 Koninklijke KPN NV 16,232
TOTAL NETHERLANDS 321,038
NORWAY - 0.1%
676,678 Aker BP ASA 13,303
693,887 Equinor ASA 16,458
TOTAL NORWAY 29,761
PERU - 0.0%
57,055 Cia de Minas Buenaventura S.A. (ADR) (Series B) 657
5,400 Credicorp Ltd 990
TOTAL PERU 1,647
PHILIPPINES - 0.0%
19,040 Ayala Corp 196
1,449,770 Ayala Land, Inc 653
155,444 Bank of the Philippine Islands 328
196,610 BDO Unibank, Inc 486
218,690 International Container Term Services, Inc 1,459
590,255 JG Summit Holdings (Series B) 209
97,960 Jollibee Foods Corp 454
65,220 Manila Electric Co 550
154,393 Metropolitan Bank & Trust 191
6,800 PLDT, Inc 152
5,826,950 Robinsons Retail Holdings, Inc 3,626
18,360 SM Investments Corp 284
2,159,000 SM Prime Holdings 933
182,380 Universal Robina Corp 248
TOTAL PHILIPPINES 9,769
POLAND - 0.0%
19,138 Alior Bank S.A. 399
124,931 (b),(d) Allegro.eu S.A. 819
14,845 Bank Pekao S.A. 496
3,329 Bank Zachodni WBK S.A. 370
1,173 (b) BRE Bank S.A. 156
2,819 Budimex S.A. 319
4,895 CD Projekt S.A. 227

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
POLAND (continued)
3,915 (b),(d) Dino Polska S.A. $ 369
11,201 KGHM Polska Miedz S.A. 312
238 LPP S.A. 895
182,585 (b) PGE Polska Grupa Energetyczna S.A. 269
144,060 Polski Koncern Naftowy Orlen S.A. 1,651
71,009 Powszechna Kasa Oszczednosci Bank Polski S.A. 1,028
129,569 Powszechny Zaklad Ubezpieczen S.A. 1,439
TOTAL POLAND 8,749
PORTUGAL - 0.1%
750,164 Jeronimo Martins SGPS S.A. 14,337
TOTAL PORTUGAL 14,337
QATAR - 0.0%
466,783 Barwa Real Estate Co 363
259,860 Commercial Bank PSQC 311
338,810 Dukhan Bank 344
352,628 Industries Qatar QSC 1,285
452,158 Masraf Al Rayan QSC 306
1,197,337 Mesaieed Petrochemical Holding Co 491
214,469 Ooredoo QPSC 680
93,998 Qatar Electricity & Water Co QSC 405
139,603 Qatar Fuel QSC 575
638,834 Qatar Gas Transport Co Ltd 728
72,345 Qatar International Islamic Bank QSC 217
141,929 Qatar Islamic Bank SAQ 833
373,617 Qatar National Bank QPSC 1,774
TOTAL QATAR 8,312
ROMANIA - 0.0%
123,766 NEPI Rockcastle NV 905
TOTAL ROMANIA 905
RUSSIA - 0.0%
12,672 (a),(b),(e) Ozon Holdings plc (ADR) 0 ^
211,169 (b),(e) VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.2%
31,345 ACWA Power Co 3,353
75,989 Ades Holding Co 351
16,825 (b) Advanced Petrochemical Co 144
726,721 Al Rajhi Bank 18,267
8,360 (b) Al Rajhi Co for Co-operative Insurance 382
101,240 Alinma Bank 780
87,801 Almarai Co JSC 1,336
72,629 Arab National Bank 407
5,003 Arabian Internet & Communications Services Co 359
48,787 Bank AlBilad 506
36,610 (b) Bank Al-Jazira 182
93,783 Banque Saudi Fransi 395
17,355 Bupa Arabia for Cooperative Insurance Co 956
15,207 Co for Cooperative Insurance 597
2,666 Dallah Healthcare Co 106
41,971 (b) Dar Al Arkan Real Estate Development Co 168
27,636 Dr Sulaiman Al Habib Medical Services Group Co 2,062
5,114 Elm Co 1,517
84,613 Etihad Etisalat Co 1,201
94,032 Jarir Marketing Co 316
104,410 Mobile Telecommunications Co Saudi Arabia 285
7,948 Mouwasat Medical Services Co 180
7,848 Nahdi Medical Co 245
16,723 Power & Water Utility Co for Jubail & Yanbu 244
117,027 Riyad Bank 889
51,683 SABIC Agri-Nutrients Co 1,526
78,866 Sahara International Petrochemical Co 522
4,849 SAL Saudi Logistics Services 326

SHARES DESCRIPTION VALUE (000)
SAUDI ARABIA (continued)
139,767 (b) Saudi Arabian Mining Co $ 1,868
1,283,185 (d) Saudi Arabian Oil Co 9,579
11,144 Saudi Aramco Base Oil Co 331
81,337 Saudi Awwal Bank 728
200,410 Saudi Basic Industries Corp 3,574
193,111 Saudi Electricity Co 868
76,338 Saudi Industrial Investment Group 339
44,082 Saudi Investment Bank 170
177,916 (b) Saudi Kayan Petrochemical Co 332
642,088 Saudi National Bank 5,698
7,129 (b) Saudi Research & Media Group 521
3,842 Saudi Tadawul Group Holding Co 221
442,402 Saudi Telecom Co 4,710
64,195 Yanbu National Petrochemical Co 646
TOTAL SAUDI ARABIA 67,187
SINGAPORE - 0.1%
696,400 Ascendas REIT 1,308
29,901 CapitaLand Ascott Trust 19
562,742 Capitaland Investment Ltd 1,079
83,304 CapitaMall Trust 117
450,380 DBS Group Holdings Ltd 14,433
890,255 (b) Grab Holdings Ltd 4,202
754,461 Oversea-Chinese Banking Corp 9,214
183,400 Singapore Exchange Ltd 1,710
268,316 United Overseas Bank Ltd 7,125
TOTAL SINGAPORE 39,207
SOUTH AFRICA - 0.2%
68,795 Absa Group Ltd 692
53,128 (a) Anglo American Platinum Ltd 1,603
600,017 Anglo American plc 17,741
211,143 Aspen Pharmacare Holdings Ltd 1,844
71,408 Bid Corp Ltd 1,629
71,757 Bidvest Group Ltd 1,002
70,909 Capitec Bank Holdings Ltd 11,780
49,031 Clicks Group Ltd 969
111,273 Discovery Ltd 1,148
24,174 Exxaro Resources Ltd 202
413,034 FirstRand Ltd 1,657
226,126 Gold Fields Ltd 2,958
43,680 Harmony Gold Mining Co Ltd 350
204,089 Impala Platinum Holdings Ltd 954
4,368 Kumba Iron Ore Ltd 76
138,843 MTN Group Ltd 675
39,129 Naspers Ltd 8,665
38,682 Nedbank Group Ltd 577
1,024,173 Old Mutual Ltd 681
169,982 OUTsurance Group Ltd 599
507,678 (d) Pepkor Holdings Ltd 778
107,914 Remgro Ltd 887
385,664 Sanlam Ltd 1,776
128,649 Sasol Ltd 567
41,012 Shoprite Holdings Ltd 638
229,352 Sibanye Stillwater Ltd 183
359,539 Standard Bank Group Ltd 4,225
140,455 Vodacom Group Ltd 754
198,796 Woolworths Holdings Ltd 656
TOTAL SOUTH AFRICA 66,266
SPAIN - 0.7%
287,054 Amadeus IT Holding S.A. 20,261
8,554,527 Banco Bilbao Vizcaya Argentaria S.A. 83,701
15,106,220 Banco Santander S.A. 69,885
3,497,937 CaixaBank S.A. 18,991

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SPAIN (continued)
834,295 Iberdrola S.A. $ 11,497
108,528 (a),(b),(e) Let's GOWEX S.A. 1
19,322 Merlin Properties Socimi S.A. 204
TOTAL SPAIN 204,540
SWEDEN - 0.2%
928,730 Assa Abloy AB 27,431
126,224 (d) Evolution AB 9,734
449,388 (b) Fastighets AB Balder 3,127
1,434,509 Skandinaviska Enskilda Banken AB (Class A) 19,659
TOTAL SWEDEN 59,951
SWITZERLAND - 1.3%
478,680 Cie Financiere Richemont S.A. 72,412
210,905 DSM-Firmenich AG. 21,319
202,673 (b) Galderma Group AG. 22,475
3,986 Givaudan S.A. 17,424
169,101 Lonza Group AG. 99,810
153,225 Novartis AG. 14,918
1,108,504 (b) On Holding AG. 60,713
11,700 PSP Swiss Property AG. 1,665
11,700 Swiss Prime Site AG. 1,275
31,546 TE Connectivity plc 4,510
93,195 Zurich Insurance Group AG 55,429
TOTAL SWITZERLAND 371,950
TAIWAN - 3.0%
42,000 Accton Technology Corp 987
236,000 Acer, Inc 286
38,725 Advantech Co Ltd 408
196,000 Alchip Technologies Ltd 19,528
727,000 ASE Technology Holding Co Ltd 3,570
191,000 Asia Cement Corp 235
70,000 Asia Vital Components Co Ltd 1,320
187,424 ASML Holding NV 131,278
58,000 Asustek Computer, Inc 1,087
549,800 AU Optronics Corp 245
52,189 Catcher Technology Co Ltd 308
773,947 Cathay Financial Holding Co Ltd 1,610
121,200 Chailease Holding Co Ltd 417
417,841 Chang Hwa Commercial Bank 227
405,000 Cheng Shin Rubber Industry Co Ltd 605
239,000 China Airlines 187
1,294,844 China Development Financial Holding Corp 678
984,000 China Steel Corp 589
9,082,000 Chinatrust Financial Holding Co 10,812
315,000 Chunghwa Telecom Co Ltd 1,186
352,000 Compal Electronics, Inc 403
424,000 Delta Electronics, Inc 5,550
590,429 E Ink Holdings, Inc 4,916
1,159,850 E.Sun Financial Holding Co Ltd 952
865,000 Eclat Textile Co Ltd 13,403
5,000 eMemory Technology, Inc 511
229,000 Eva Airways Corp 309
210,292 Evergreen Marine Corp Taiwan Ltd 1,443
699,000 Far Eastern Textile Co Ltd 673
150,000 Far EasTone Telecommunications Co Ltd 409
93,245 Feng TAY Enterprise Co Ltd 378
887,316 First Financial Holding Co Ltd 733
762,000 Formosa Chemicals & Fibre Corp 634
807,000 Formosa Plastics Corp 873
30,700 Fortune Electric Co Ltd 526
1,765,651 Fubon Financial Holding Co Ltd 4,856
842,758 Fuhwa Financial Holdings Co Ltd 872
42,000 Gigabyte Technology Co Ltd 347

SHARES DESCRIPTION VALUE (000)
TAIWAN (continued)
7,000 Global Unichip Corp $ 289
593,604 Globalwafers Co Ltd 6,898
2,328,000 Hon Hai Precision Industry Co, Ltd 13,015
61,280 Hotai Motor Co Ltd 1,156
703,029 Hua Nan Financial Holdings Co Ltd 560
630,676 InnoLux Display Corp 276
51,000 International Games System Co Ltd 1,514
226,000 Inventec Co Ltd 344
18,000 Jentech Precision Industrial Co Ltd 835
7,604 Largan Precision Co Ltd 619
167,000 Lite-On Technology Corp 506
275,242 MediaTek, Inc 11,833
968,269 Mega Financial Holding Co Ltd 1,141
59,000 Micro-Star International Co Ltd 329
1,117,000 Nan Ya Plastics Corp 1,017
100,000 Nanya Technology Corp 89
35,000 Nien Made Enterprise Co Ltd 391
48,000 Novatek Microelectronics Corp Ltd 733
164,000 Pegatron Corp 459
19,000 (b) PharmaEssentia Corp 356
497,000 Pou Chen Corp 558
119,522 President Chain Store Corp 958
220,000 Quanta Computer, Inc 1,915
40,000 Realtek Semiconductor Corp 691
311,679 Ruentex Development Co Ltd 407
308,791 Shanghai Commercial & Savings Bank Ltd 373
3,039,836 Shin Kong Financial Holding Co Ltd 1,093
870,015 SinoPac Financial Holdings Co Ltd 607
104,000 Synnex Technology International Corp 224
944,118 Taishin Financial Holdings Co Ltd 501
530,189 Taiwan Business Bank 240
541,579 Taiwan Cement Corp 523
832,386 Taiwan Cooperative Financial Holding Co Ltd 616
371,000 Taiwan High Speed Rail Corp 314
148,000 Taiwan Mobile Co Ltd 512
18,700,100 Taiwan Semiconductor Manufacturing Co Ltd 607,754
112,000 Unimicron Technology Corp 480
1,047,450 Uni-President Enterprises Corp 2,582
914,000 United Microelectronics Corp 1,191
84,047 Vanguard International Semiconductor Corp 256
13,000 Voltronic Power Technology Corp 736
621,650 Walsin Lihwa Corp 449
50,810 Wan Hai Lines Ltd 126
224,000 Wistron Corp 708
263,000 Wiwynn Corp 20,879
128,640 WPG Holdings Ltd 268
32,143 Yageo Corp 529
377,000 Yang Ming Marine Transport 870
58,000 Zhen Ding Technology Holding Ltd 212
TOTAL TAIWAN 902,283
THAILAND - 0.1%
96,000 Advanced Info Service PCL 808
947,100 Airports of Thailand PCL 1,648
914,400 Bangkok Dusit Medical Services PCL 656
1,311,400 Bangkok Expressway & Metro PCL 273
43,600 Bumrungrad Hospital PCL 255
412,200 Central Pattana PCL 688
367,975 Central Retail Corp PCL 364
787,900 Charoen Pokphand Foods PCL 526
465,100 CP ALL plc 758
394,031 CP AXTRA PCL 315
250,600 Delta Electronics Thailand PCL 1,111

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
THAILAND (continued)
632,030 Gulf Energy Development PCL $ 1,099
983,300 Home Product Center PCL 269
182,600 Intouch Holdings PCL (Class F) 518
48,000 Kasikornbank PCL (Foreign) 219
820,000 Krung Thai Bank PCL 505
109,400 Krungthai Card PCL 160
702,400 Minor International PCL 533
386,400 PTT Exploration & Production PCL 1,358
494,500 PTT Global Chemical PCL 352
672,400 PTT Oil & Retail Business PCL 262
2,514,300 PTT PCL 2,344
200,600 SCB X PCL 689
168,600 Siam Cement PCL 828
384,602 Thai Oil PCL 320
5,556,800 TMB Bank PCL (Foreign) 303
815,726 (b) True Corp PCL 258
TOTAL THAILAND 17,419
TURKEY - 0.1%
3,657,401 Akbank TAS 6,706
17,064 Anadolu Efes Biracilik Ve Malt Sanayii AS 92
299,202 Aselsan Elektronik Sanayi Ve Ticaret AS 613
99,343 BIM Birlesik Magazalar AS 1,484
173,303 Coca-Cola Icecek AS 293
228,660 Eregli Demir ve Celik Fabrikalari TAS 158
14,630 Ford Otomotiv Sanayi AS 388
91,458 Haci Omer Sabanci Holding AS 248
167,825 KOC Holding AS 847
42,579 (b) Pegasus Hava Tasimaciligi AS. 256
2,123,921 (b) Sasa Polyester Sanayi AS 244
124,680 (b) Turk Hava Yollari AO 989
280,200 Turkcell Iletisim Hizmet AS 734
716,647 Turkiye Is Bankasi (Series C) 274
226,811 Turkiye Petrol Rafinerileri AS 910
305,926 Turkiye Sise ve Cam Fabrikalari AS 359
277,144 Yapi ve Kredi Bankasi 240
TOTAL TURKEY 14,835
UNITED ARAB EMIRATES - 0.1%
236,513 Abu Dhabi Commercial Bank PJSC 670
120,081 Abu Dhabi Islamic Bank PJSC 452
717,424 Abu Dhabi National Oil Co for Distribution PJSC 687
759,203 ADNOC Drilling Co PJSC 1,102
807,097 Aldar Properties PJSC 1,687
656,227 Americana Restaurants International plc 395
231,029 Dubai Islamic Bank PJSC 445
1,437,367 Emaar Properties PJSC 5,035
155,811 Emirates NBD Bank PJSC 910
748,486 Emirates Telecommunications Group Co PJSC 3,326
354,972 First Abu Dhabi Bank PJSC 1,328
668,361 (b) Multiply Group PJSC 377
5,358 (b),(e) NMC Health plc 0 ^
TOTAL UNITED ARAB EMIRATES 16,414
UNITED KINGDOM - 1.9%
132,911 AngloGold Ashanti UK Ltd 2,973
1,477,165 Ashtead Group plc 91,389
842,591 AstraZeneca plc 109,857
1,994,150 Beazley plc 20,357
152,143 Big Yellow Group plc 1,828
351,103 British Land Co plc 1,583
325,835 (b) Coca-Cola Europacific Partners plc 25,027
523,356 Compass Group plc 17,414
46,811 Derwent London plc 1,148
852,428 Fevertree Drinks plc 7,169

SHARES DESCRIPTION VALUE (000)
UNITED KINGDOM (continued)
268,537 (b) Flutter Entertainment plc $ 69,437
374,507 Great Portland Estates plc 1,350
2,731,370 Informa plc 27,242
257,474 Land Securities Group plc 1,880
6,637,802 Lloyds TSB Group plc 4,533
288,961 London Stock Exchange Group plc 40,788
12,173,220 Man Group plc 32,484
2,958,997 National Grid plc 35,154
367,493 RELX plc 16,651
762,128 RELX plc 34,513
187,252 Safestore Holdings plc 1,507
301,527 Segro plc 2,645
5,371,958 Tritax Big Box REIT plc 8,924
411,537 Unilever plc 23,384
TOTAL UNITED KINGDOM 579,237
UNITED STATES - 69.6%
19,796 3M Co 2,555
656,549 Abbott Laboratories 74,262
457,248 AbbVie, Inc 81,253
201,070 Aecom Technology Corp 21,478
30,718 Aflac, Inc 3,177
15,795 Agilent Technologies, Inc 2,122
13,648 Agree Realty Corp 961
86,361 Air Products & Chemicals, Inc 25,048
199,795 Alcon, Inc 16,940
73,524 Alexandria Real Estate Equities, Inc 7,172
632,532 Alliant Energy Corp 37,408
94,416 (b) Alnylam Pharmaceuticals, Inc 22,217
1,605,861 Alphabet, Inc 305,820
584,995 Alphabet, Inc (Class A) 110,740
4,850,660 (b) Amazon.com, Inc 1,064,186
324,197 American Electric Power Co, Inc 29,901
253,334 American Express Co 75,187
342,692 American Homes 4 Rent 12,824
743,497 American International Group, Inc 54,127
86,420 American Tower Corp 15,850
106,023 Americold Realty Trust, Inc 2,269
104,169 Ameriprise Financial, Inc 55,463
78,429 AmerisourceBergen Corp 17,621
141,063 Ametek, Inc 25,428
102,962 Amgen, Inc 26,836
656,364 Analog Devices, Inc 139,451
202,264 Apollo Global Management, Inc 33,406
6,588,297 (f) Apple, Inc 1,649,841
517,155 Arch Capital Group Ltd 47,759
1,103,110 (b) Arista Networks, Inc 121,927
131,802 (a),(b) ARM Holdings plc (ADR) 16,259
3,236,688 AT&T, Inc 73,699
314,003 (a) Atlas Energy Solutions, Inc 6,965
9,890 (b) Atlassian Corp Ltd 2,407
54,930 AvalonBay Communities, Inc 12,083
208,753 Baker Hughes Co 8,563
1,076,574 Bank of America Corp 47,315
862,482 Bank of New York Mellon Corp 66,264
8,238 Becton Dickinson & Co 1,869
349,725 (b) Berkshire Hathaway, Inc 158,523
31,619 BlackRock, Inc 32,413
635,348 (b) Boeing Co 112,457
5,778 Booking Holdings, Inc 28,708
26,917 Boston Properties, Inc 2,002
1,950,192 (b) Boston Scientific Corp 174,191
7,705,098 BP plc 38,086

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
834,141 Bristol-Myers Squibb Co $ 47,179
3,118,275 Broadcom, Inc 722,941
138,000 Bruker BioSciences Corp 8,090
622 Capital One Financial Corp 111
986,679 Carrier Global Corp 67,351
339,281 Caterpillar, Inc 123,078
42,105 Celanese Corp (Series A) 2,914
605,147 Charles Schwab Corp 44,787
53,572 (b) Charter Communications, Inc 18,363
197,140 Cheniere Energy, Inc 42,359
73,063 Chesapeake Energy Corp 7,273
164,573 Chevron Corp 23,837
161,961 (b) Chipotle Mexican Grill, Inc (Class A) 9,766
67,726 Chubb Ltd 18,713
102,330 Cigna Group 28,257
1,983,908 Cisco Systems, Inc 117,447
938,574 Citigroup, Inc 66,066
25,541 (b) Cleveland-Cliffs, Inc 240
460 CME Group, Inc 107
2,414,668 Coca-Cola Co 150,337
157,875 Colgate-Palmolive Co 14,352
656,942 Comcast Corp (Class A) 24,655
601,901 ConocoPhillips 59,691
88,556 Constellation Energy Corp 19,811
11,246 (b) Cooper Cos, Inc 1,034
725,195 Corebridge Financial, Inc 21,705
1,790,879 Corteva, Inc 102,008
358,171 Costco Wholesale Corp 328,181
1,189,653 CRH plc 110,067
181,832 Crown Castle, Inc 16,503
10,781 Crown Holdings, Inc 891
11,819 CVS Health Corp 531
232,771 Danaher Corp 53,433
36,542 Deere & Co 15,483
314,384 Delta Air Lines, Inc 19,020
396,907 (b) DexCom, Inc 30,867
660,282 Diamondback Energy, Inc 108,174
47,707 Digital Realty Trust, Inc 8,460
261,174 Dollar General Corp 19,802
277,208 Dover Corp 52,004
35,649 Dow, Inc 1,431
503,525 Duke Energy Corp 54,250
1,048,715 DuPont de Nemours, Inc 79,965
214,982 Eaton Corp plc 71,346
119,686 (b) Edwards Lifesciences Corp 8,860
68,643 Elevance Health, Inc 25,322
411,756 Eli Lilly & Co 317,876
914,003 Emerson Electric Co 113,272
123,160 EOG Resources, Inc 15,097
11,522 Equinix, Inc 10,864
109,592 Equitable Holdings, Inc 5,169
177,581 Equity Lifestyle Properties, Inc 11,827
110,797 Equity Residential 7,951
18,610 Essex Property Trust, Inc 5,312
105,691 Everest Re Group Ltd 38,309
584,273 Evergy, Inc 35,962
872,849 Eversource Energy 50,128
172,778 (b) Exact Sciences Corp 9,708
176,384 (b) Expedia Group, Inc 32,866
35,108 Extra Space Storage, Inc 5,252
3,226,471 Exxon Mobil Corp 347,071
116,158 Ferguson Enterprises, Inc 20,255

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
1,355,251 Fifth Third Bancorp $ 57,300
21,462 First Citizens Bancshares, Inc (Class A) 45,350
821,917 (b) Fiserv, Inc 168,838
2,595,887 (b) Flextronics International Ltd 99,656
39,595 Fortive Corp 2,970
3,247,723 Freeport-McMoRan, Inc (Class B) 123,673
107,201 Gaming and Leisure Properties, Inc 5,163
401,651 Gilead Sciences, Inc 37,101
206,600 Global Payments, Inc 23,152
200,107 Globe Life, Inc 22,316
138,534 (b) Globus Medical, Inc 11,458
13,172 Goldman Sachs Group, Inc 7,543
8,884,421 Haleon plc 41,891
66,284 HCA, Inc 19,895
31,017 Healthcare Realty Trust, Inc 526
182,019 Healthpeak Properties, Inc 3,690
177,265 Hess Corp 23,578
590,752 Home Depot, Inc 229,797
898,504 Honeywell International, Inc 202,963
187,252 Host Hotels & Resorts Inc 3,281
64,009 Howmet Aerospace, Inc 7,001
146,255 Hubbell, Inc 61,265
10,870 (b) ICON plc 2,280
13,715 Illinois Tool Works, Inc 3,478
238,936 (b) Illumina, Inc 31,929
179,162 (a),(b) Immunovant, Inc 4,438
65,756 (a) Independence Realty Trust, Inc 1,305
439,413 Ingersoll Rand, Inc 39,749
15,351 Innovative Industrial Properties, Inc 1,023
258,096 Intercontinental Exchange, Inc 38,459
3,602 International Flavors & Fragrances, Inc 305
65,139 International Paper Co 3,506
171,650 (b) Intuitive Surgical, Inc 89,594
62,036 Invitation Homes, Inc 1,983
169,706 ITT, Inc 24,248
167,600 JBS S.A. 989
508,023 Johnson & Johnson 73,470
1,319,438 JPMorgan Chase & Co 316,282
1,051,112 Keurig Dr Pepper, Inc 33,762
23,404 (a) Kilroy Realty Corp 947
470,958 Kinder Morgan, Inc 12,904
544,113 KKR & Co, Inc 80,480
945,070 Kraft Heinz Co 29,023
259,662 L3Harris Technologies, Inc 54,602
150,544 Las Vegas Sands Corp 7,732
6,149 (a),(b) Legend Biotech Corp (ADR) 200
501,197 (b) Linde plc 209,836
18,477 Lowe's Cos, Inc 4,560
167,851 (b) Lululemon Athletica, Inc 64,188
291,511 M&T Bank Corp 54,807
23,019 Marathon Petroleum Corp 3,211
15,283 Marriott International, Inc (Class A) 4,263
116,433 Marsh & McLennan Cos, Inc 24,732
876,008 Marvell Technology, Inc 96,755
379,158 Mastercard, Inc (Class A) 199,653
14,839 Matador Resources Co 835
506,576 McDonald's Corp 146,851
72,970 McKesson Corp 41,586
195,769 Medtronic plc 15,638
1,186,451 Merck & Co, Inc 118,028
788,706 Meta Platforms, Inc 461,795
56,254 Metlife, Inc 4,606

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
3,090,682 Microsoft Corp $ 1,302,722
28,082 Mid-America Apartment Communities, Inc 4,341
15,410 (b) Middleby Corp 2,087
655,188 Mondelez International, Inc 39,134
1,739,910 (b) Monster Beverage Corp 91,450
319,528 (a),(b) MoonLake Immunotherapeutics 17,302
800,165 Morgan Stanley 100,597
2,740 MSCI, Inc (Class A) 1,644
601,416 Nasdaq Stock Market, Inc 46,495
63,771 National Storage Affiliates Trust 2,418
484,075 (a) Nestle S.A. 39,715
184,214 (b) NetFlix, Inc 164,194
520,694 Newmont Goldcorp Corp 19,380
1,001,974 NextEra Energy, Inc 71,832
1,500,150 Nike, Inc (Class B) 113,516
83,939 Northrop Grumman Corp 39,392
64,164 NRG Energy, Inc 5,789
98,718 Nucor Corp 11,521
323,820 nVent Electric plc 22,072
10,226,250 Nvidia Corp 1,373,283
12,481 Occidental Petroleum Corp 617
991,406 Oracle Corp 165,208
42,462 (b) O'Reilly Automotive, Inc 50,351
44,583 Owens Corning, Inc 7,593
789,960 (b) Palo Alto Networks, Inc 143,741
156,918 Parker-Hannifin Corp 99,805
303,253 PepsiCo, Inc 46,113
2,088,220 Permian Resources Corp 30,029
580,579 Pfizer, Inc 15,403
107,217 PG&E Corp 2,164
901,304 Philip Morris International, Inc 108,472
28,490 Phillips 66 3,246
21,283 PPG Industries, Inc 2,542
1,362,217 Procter & Gamble Co 228,376
241,567 Progressive Corp 57,882
331,211 Prologis, Inc 35,009
41,642 Public Storage, Inc 12,469
60,305 Realty Income Corp 3,221
469,997 (b) Reddit, Inc 76,816
157,070 Regency Centers Corp 11,612
8,516 (b) Regeneron Pharmaceuticals, Inc 6,066
6,357 (b) Repligen Corp 915
437,508 Rexford Industrial Realty, Inc 16,914
224,191 Roche Holding AG. 62,685
860,218 (b) Roivant Sciences Ltd 10,176
96,410 Roper Industries, Inc 50,119
746,296 RTX Corp 86,361
69,077 S&P Global, Inc 34,402
135,491 Sabra Health Care REIT, Inc 2,347
962,474 Salesforce, Inc 321,784
108,700 Sanofi (ADR) 5,243
424,402 Sanofi-Aventis 41,256
60,956 SBA Communications Corp 12,423
334,534 Schneider Electric S.A. 83,284
265,364 (b) ServiceNow, Inc 281,318
5,138,162 Shell plc 160,162
44,003 Sherwin-Williams Co 14,958
140,615 Simon Property Group, Inc 24,215
4,892 SL Green Realty Corp 332
3,966,548 Smurfit WestRock plc 213,638
24,800 Southern Co 2,042
765,653 Starbucks Corp 69,866

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
3,663 Steel Dynamics, Inc $ 418
290,593 Stryker Corp 104,628
87,395 Sun Communities, Inc 10,747
160,843 (b) Synopsys, Inc 78,067
140,119 Targa Resources Corp 25,011
60,305 Terreno Realty Corp 3,566
806,902 (b) Tesla, Inc 325,859
99,525 Thermo Fisher Scientific, Inc 51,776
273,224 TJX Cos, Inc 33,008
217,541 T-Mobile US, Inc 48,018
117,320 Tractor Supply Co 6,225
74,991 (b) Traeger, Inc 179
193,660 Trane Technologies plc 71,528
276,642 (b) Uber Technologies, Inc 16,687
541,552 Union Pacific Corp 123,496
119,983 United Rentals, Inc 84,521
407,202 UnitedHealth Group, Inc 205,987
908,036 Valero Energy Corp 111,316
33,282 (b) Veeva Systems, Inc 6,998
144,591 Ventas, Inc 8,515
534,833 Veralto Corp 54,473
414,303 Verizon Communications, Inc 16,568
52,274 (b) Vertex Pharmaceuticals, Inc 21,051
226,066 VICI Properties, Inc 6,603
853,088 Visa, Inc (Class A) 269,610
186,837 Vistra Corp 25,759
1,228,885 Vontier Corp 44,817
53,767 W.W. Grainger, Inc 56,673
3,084,559 Walmart, Inc 278,690
943,799 Walt Disney Co 105,092
48,388 Washington REIT 739
84,092 Waste Connections, Inc 14,429
35,000 (b) Waters Corp 12,984
4,331,646 Wells Fargo & Co 304,255
83,710 Welltower, Inc 10,550
48,471 West Pharmaceutical Services, Inc 15,877
173,910 Westlake Chemical Corp 19,939
125,243 Weyerhaeuser Co 3,526
159,935 Whirlpool Corp 18,309
547,166 Williams Cos, Inc 29,613
429,247 (b) YETI Holdings, Inc 16,530
71,649 Zoetis, Inc 11,674
TOTAL UNITED STATES 20,865,823
TOTAL COMMON STOCKS
(Cost $22,435,663) 29,791,765
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.1%
52,935 iShares MSCI Canada ETF 2,133
10,699 (a) iShares MSCI South Korea ETF 545
50,000 Vanguard FTSE Developed Markets ETF 2,391
177,929 Vanguard FTSE Emerging Markets ETF 7,836
TOTAL INVESTMENT COMPANIES
(Cost $12,971) 12,905
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL AUSTRALIA 0 ^

Global Equities

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
CHINA - 0.0%
3,380 (e) Kangmei Pharmaceutical Co Ltd 12/31/28 $ 0 ^
TOTAL CHINA 0 ^
TOTAL RIGHTS/WARRANTS
(Cost $0) 0 ^
TOTAL LONG-TERM INVESTMENTS
(Cost $22,448,634) 29,804,670
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
CERTIFICATE OF DEPOSIT - 0.1%
$ 800,000 Canadian Imperial Bank 4 .630% 06/04/25 800
1,500,000 Canadian Imperial Bank 4 .720 09/25/25 1,500
1,000,000 Canadian Imperial Bank 4 .700 11/17/25 1,000
500,000 Credit Agricole 4 .610 05/28/25 500
1,000,000 ING US Funding LLC 4 .820 10/24/25 1,000
1,000,000 Mitsubishi Trust & Banking Corp 4 .590 04/29/25 1,000
400,000 MUFG Bank Ltd 4 .670 01/17/25 400
600,000 MUFG Bank Ltd 4 .670 01/21/25 600
1,000,000 MUFG Bank Ltd 4 .690 04/30/25 1,000
1,000,000 National Australia Bank Ltd 4 .630 02/14/25 1,000
1,000,000 National Bank of Canada 4 .630 06/06/25 1,000
500,000 Natixis 4 .770 02/05/25 500
198,000 Nordea Bank AB 4 .650 02/19/25 198
476,000 Nordea Bank AB 4 .650 02/19/25 476
404,000 Nordea Bank AB 4 .640 02/27/25 404
461,000 Nordea Bank AB 4 .670 03/21/25 461
500,000 Nordea Bank AB 4 .550 04/04/25 500
500,000 Royal Bank of Canada 4 .640 01/22/25 500
1,000,000 Royal Bank of Canada 4 .630 02/18/25 1,000
TOTAL CERTIFICATE OF DEPOSIT 13,839
COMMERCIAL PAPER - 0.0%
1,000,000 Australia and New Zealand Banking Group 0 .000 01/06/25 999
1,000,000 Australia and New Zealand Banking Group 4 .550 02/28/25 1,000
1,000,000 ING US Funding LLC 4 .720 05/08/25 1,000
320,000 ING US Funding LLC 4 .740 05/22/25 320
1,000,000 Natixis 0 .000 01/22/25 997
1,000,000 Natixis 0 .000 03/10/25 992
500,000 Skandinaviska Enskilda Banken AG 4 .710 02/28/25 500
1,000,000 Skandinaviska Enskilda Banken AG 4 .710 03/26/25 1,000
500,000 Skandinaviska Enskilda Banken AG 4 .710 07/02/25 500
TOTAL COMMERCIAL PAPER 7,308
REPURCHASE AGREEMENT - 0.1%
5,000,000 (g) Calyon 4 .460 01/02/25 5,000
5,000,000 (h) HSBC 4 .460 01/02/25 5,000
10,000,000 (i) JP Morgan Securities LLC 4 .460 01/02/25 10,000
10,000,000 (j) Merrill Lynch 4 .460 01/02/25 10,000
5,000,000 (k) Royal Bank of Scotland 4 .460 01/02/25 5,000
TOTAL REPURCHASE AGREEMENT 35,000
VARIABLE RATE SECURITIES - 0.0%
510,000 ING US Funding LLC 4 .690 03/21/25 510
1,000,000 National Australia Bank Ltd 4 .620 03/17/25 1,000
1,000,000 National Australia Bank Ltd 4 .650 06/20/25 1,000
1,000,000 National Bank of Canada 4 .700 02/03/25 1,000
1,000,000 Nordea Bank AB 4 .580 03/21/25 1,000
1,000,000 Royal Bank of Canada 4 .620 04/10/25 1,000
TOTAL VARIABLE RATE SECURITIES 5,510
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $61,657) 61,657

Cost amounts are in thousands.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.3%
$ 5,255,000 Federal Home Loan Bank Discount Notes 0 .000% 01/13/25 $ 5,247
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/17/25 4,990
25,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 24,767
10,000,000 Freddie Mac Discount Notes 0 .000 01/17/25 9,980
12,500,000 Freddie Mac Discount Notes 0 .000 01/31/25 12,455
10,000,000 Tennessee Valley Authority Discount Notes 0 .000 01/15/25 9,982
25,000,000 Tennessee Valley Authority Discount Notes 0 .000 01/22/25 24,936
TOTAL GOVERNMENT AGENCY DEBT 92,357
REPURCHASE AGREEMENT - 0.0%
10,636,000 (l) Fixed Income Clearing Corporation 4 .460 01/02/25 10,636
TOTAL REPURCHASE AGREEMENT 10,636
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0 .000 01/14/25 4,993
10,000,000 United States Treasury Bill 0 .000 01/23/25 9,975
12,500,000 United States Treasury Bill 0 .000 01/30/25 12,459
TOTAL TREASURY DEBT 27,427
TOTAL SHORT-TERM INVESTMENTS
(Cost $130,415) 130,420
TOTAL INVESTMENTS - 100.1%
(Cost $22,640,706) 29,996,747
OTHER ASSETS & LIABILITIES, NET - (0.1)% (28,508)
NET ASSETS - 100.0% $29,968,239
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $120,275,109.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Affiliated holding
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $255,828,811 or 0.9% of Total
Investments.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g) Agreement with Calyon, 4.460% dated 12/31/24 to be repurchased at $5,044,896 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 2.250% and maturity date
8/15/27, valued at $5,100,053.
(h) Agreement with HSBC, 4.460% dated 12/31/24 to be repurchased at $5,019,368 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 3.500%–4.500% and maturity dates 6/01/38–12/01/54, valued at $5,100,000.
(i) Agreement with JP Morgan Securities LLC, 4.460% dated 12/31/24 to be repurchased at $10,049,027 on 1/2/25, collateralized by Government Agency Securities, with coupon rates
3.000%–7.375% and maturity dates 9/01/28–1/01/55, valued at $10,200,000.
(j) Agreement with Merrill Lynch, 4.460% dated 12/31/24 to be repurchased at $10,039,201 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 2.000%–7.500% and maturity dates 4/20/35–1/20/64, valued at $10,200,000.
(k) Agreement with Royal Bank of Scotland, 4.460% dated 12/31/24 to be repurchased at $5,074,473 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 2.750%–
3.000% and maturity dates 8/15/47–8/15/48, valued at $5,100,065.
(l) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $10,638,635 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 9/15/26, valued at $10,848,901.

Global Equities

Portfolio of Investments December 31, 2024
(continued)
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 187 03/21/25  $ 21,899 $ 21,201 $ (698)
S&P 500 E-Mini Index 234 03/21/25 72,061 69,448 (2,613)
Total 421   $ 93,960  $ 90,649  $ (3,311)

Portfolio of Investments December 31, 2024
Growth

SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 2.3%
2,355,553 (a) Tesla, Inc $ 951,267
TOTAL AUTOMOBILES & COMPONENTS 951,267
CAPITAL GOODS - 2.4%
1,794,585 (a) Boeing Co 317,642
2,814,666 Carrier Global Corp 192,129
566,265 Eaton Corp plc 187,926
366,884 General Electric Co 61,193
406,523 HEICO Corp 96,647
408,177 Quanta Services, Inc 129,004
TOTAL CAPITAL GOODS 984,541
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,024,553 Experian Group Ltd 87,015
574,498 Verisk Analytics, Inc 158,234
810,346 Waste Connections, Inc 139,039
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 384,288
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.7%
15,434,079 (a) Amazon.com, Inc 3,386,083
1,791,586 TJX Cos, Inc 216,441
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,602,524
CONSUMER DURABLES & APPAREL - 0.4%
10,650 (a) NVR, Inc 87,105
11,585,100 PRADA S.p.A 89,157
TOTAL CONSUMER DURABLES & APPAREL 176,262
CONSUMER SERVICES - 5.1%
166,830 Booking Holdings, Inc 828,881
12,483,092 (a) Carnival Corp 311,079
4,369,542 (a) Chipotle Mexican Grill, Inc (Class A) 263,483
3,621,203 (a) DraftKings, Inc 134,709
655,779 (a) Flutter Entertainment plc 169,568
45,935 (a) Flutter Entertainment plc 11,872
4,315,611 Starbucks Corp 393,799
TOTAL CONSUMER SERVICES 2,113,391
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
1,105,529 Costco Wholesale Corp 1,012,963
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,012,963
ENERGY - 0.2%
525,614 Diamondback Energy, Inc 86,111
TOTAL ENERGY 86,111
FINANCIAL SERVICES - 6.4%
129,719 (a),(b) Adyen NV 192,773
1,325,840 (a) Fiserv, Inc 272,354
8,050,962 (a) Grab Holdings Ltd 38,001
1,767,276 KKR & Co, Inc 261,398
1,774,851 Mastercard, Inc (Class A) 934,583
2,836,118 (a) PayPal Holdings, Inc 242,063
4,976,744 (a) Rocket Cos, Inc 56,038
2,024,432 Visa, Inc (Class A) 639,801
TOTAL FINANCIAL SERVICES 2,637,011
FOOD, BEVERAGE & TOBACCO - 0.2%
1,857,728 (a) Monster Beverage Corp 97,642
TOTAL FOOD, BEVERAGE & TOBACCO 97,642
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
463,550 (a) Align Technology, Inc 96,655
3,839,628 (a) DexCom, Inc 298,608
1,324,787 (a) Intuitive Surgical, Inc 691,486
599,618 UnitedHealth Group, Inc 303,323

Growth

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
562,457 (a) Veeva Systems, Inc $ 118,256
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,508,328
INSURANCE - 0.9%
1,505,261 Progressive Corp 360,676
TOTAL INSURANCE 360,676
MATERIALS - 0.9%
3,505,914 Corteva, Inc 199,697
391,294 (a) Linde plc 163,823
TOTAL MATERIALS 363,520
MEDIA & ENTERTAINMENT - 13.9%
6,540,715 Alphabet, Inc 1,245,614
5,343,507 Alphabet, Inc (Class A) 1,011,526
1,696,838 (a) Liberty Media Corp-Liberty Formula One (Class C) 157,229
3,004,922 (a) Match Group, Inc 98,291
4,651,784 Meta Platforms, Inc 2,723,666
419,577 (a) NetFlix, Inc 373,977
1,440,769 Walt Disney Co 160,430
TOTAL MEDIA & ENTERTAINMENT 5,770,733
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.5%
1,229,721 Eli Lilly & Co 949,345
3,292,648 Novo Nordisk A.S. 284,096
2,509,934 Novo Nordisk A.S. (ADR) 215,904
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,449,345
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.0%
1,056,886 Applied Materials, Inc 171,881
9,708,839 Broadcom, Inc 2,250,897
2,933,768 Marvell Technology, Inc 324,035
41,419 Monolithic Power Systems, Inc 24,508
36,702,311 Nvidia Corp 4,928,752
4,918,000 Taiwan Semiconductor Manufacturing Co Ltd 159,835
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,859,908
SOFTWARE & SERVICES - 19.0%
678,416 (a) Atlassian Corp Ltd 165,113
735,616 (a) Crowdstrike Holdings, Inc 251,698
555,210 Intuit, Inc 348,949
10,445,301 Microsoft Corp 4,402,694
1,998,261 (a) Palo Alto Networks, Inc 363,604
878,366 (a) PTC, Inc 161,505
292,884 Roper Industries, Inc 152,256
2,072,525 Salesforce, Inc 692,907
689,789 (a) ServiceNow, Inc 731,259
1,287,408 (a) Shopify, Inc (Class A) 136,890
44,911 (a) Snowflake, Inc 6,935
447,499 (a) Synopsys, Inc 217,198
607,939 (a) Trade Desk, Inc 71,451
716,748 (a) Workday, Inc 184,943
TOTAL SOFTWARE & SERVICES 7,887,402
TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
12,326,500 Apple, Inc 3,086,802
3,370,998 (a) Arista Networks, Inc 372,597
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,459,399
TRANSPORTATION - 1.0%
6,558,856 (a) Uber Technologies, Inc 395,630
TOTAL TRANSPORTATION 395,630
TOTAL COMMON STOCKS
(Cost $23,324,867) 41,100,941

Cost amounts are in thousands.
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.7%
760,404 iShares Russell 1000 Growth ETF $ 305,363
TOTAL INVESTMENT COMPANIES
(Cost $310,742) 305,363
TOTAL LONG-TERM INVESTMENTS
(Cost $23,635,609) 41,406,304
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank Discount Notes 0 .000% 01/03/25 4,998
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/08/25 4,996
12,500,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 12,488
TOTAL GOVERNMENT AGENCY DEBT 22,482
REPURCHASE AGREEMENT - 0.2%
72,440,000 (c) Fixed Income Clearing Corporation 4 .460 01/02/25 72,440
TOTAL REPURCHASE AGREEMENT 72,440
TREASURY DEBT - 0.0%
12,500,000 United States Treasury Bill 0 .000 02/06/25 12,449
5,000,000 United States Treasury Bill 0 .000 02/18/25 4,972
TOTAL TREASURY DEBT 17,421
TOTAL SHORT-TERM INVESTMENTS
(Cost $112,343) 112,343
TOTAL INVESTMENTS - 100.2%
(Cost $23,747,952) 41,518,647
OTHER ASSETS & LIABILITIES, NET - (0.2)% (62,993)
NET ASSETS - 100.0% $41,455,654
ADR American Depositary Receipt
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $192,772,534 or 0.5% of Total
Investments.
(c) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $72,457,949 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 10/15/26, valued at $73,888,871.

Equity Index
Portfolio of Investments December 31, 2024

SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.3%
49,971 (a) Adient plc $ 861
60,325 (a) American Axle & Manufacturing Holdings, Inc 352
105,766 (a) Aptiv plc 6,397
93,706 BorgWarner, Inc 2,979
8,573 (a) Cooper-Standard Holdings, Inc 116
60,557 Dana Inc 700
12,642 (a) Dorman Products, Inc 1,638
1,715,212 Ford Motor Co 16,981
23,054 (a) Fox Factory Holding Corp 698
484,436 General Motors Co 25,806
104,978 Gentex Corp 3,016
18,149 (a) Gentherm, Inc 725
139,195 (a) Goodyear Tire & Rubber Co 1,253
67,182 Harley-Davidson, Inc 2,024
26,694 (a) Holley, Inc 81
12,667 (b) LCI Industries 1,310
21,196 Lear Corp 2,007
372,353 (a),(b) Lucid Group, Inc 1,124
8,158 (a),(b) Luminar Technologies, Inc 44
25,388 (a) Modine Manufacturing Co 2,943
15,792 Patrick Industries, Inc 1,312
23,111 Phinia, Inc 1,113
111,576 (a),(b) QuantumScape Corp 579
386,669 (a),(b) Rivian Automotive, Inc 5,143
29,093 (a),(b) Solid Power, Inc 55
11,405 Standard Motor Products, Inc 353
20,247 (a) Stoneridge, Inc 127
1,253,007 (a) Tesla, Inc 506,014
22,833 Thor Industries, Inc 2,185
12,140 (a) Visteon Corp 1,077
17,654 Winnebago Industries, Inc 843
9,934 (a) XPEL, Inc 397
TOTAL AUTOMOBILES & COMPONENTS 590,253
BANKS - 3.8%
4,682 1st Source Corp 273
4,331 ACNB Corp 173
7,212 Amalgamated Financial Corp 241
12,491 Amerant Bancorp, Inc 280
38,500 Ameris Bancorp 2,409
4,191 Ames National Corp 69
9,484 Arrow Financial Corp 272
63,489 Associated Banc-Corp 1,517
50,266 Atlantic Union Bankshares Corp 1,904
20,662 (a) Axos Financial, Inc 1,443
15,448 Banc of California, Inc 239
10,077 Bancfirst Corp 1,181
18,804 (a) Bancorp, Inc 990
3,732 (b) Bank First Corp 370
3,002,121 Bank of America Corp 131,943
23,380 Bank of Hawaii Corp 1,666
7,728 Bank of Marin Bancorp 184
7,072 Bank of NT Butterfield & Son Ltd 258
40,698 Bank OZK 1,812
27,509 BankUnited, Inc 1,050
15,735 Banner Corp 1,051
11,016 Bar Harbor Bankshares 337
6,589 BayCom Corp 177
7,362 BCB Bancorp, Inc 87

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
26,834 Berkshire Hills Bancorp, Inc $ 763
13,432 (a) Blue Foundry Bancorp 132
8,083 BOK Financial Corp 860
10,571 (a) Bridgewater Bancshares, Inc 143
38,089 Brookline Bancorp, Inc 449
6,190 Burke & Herbert Financial Services Corp 386
6,436 Business First Bancshares, Inc 165
5,576 Byline Bancorp, Inc 162
85,151 Cadence Bank 2,933
7,078 Camden National Corp 303
4,609 Capital Bancorp, Inc 131
9,158 Capital City Bank Group, Inc 336
33,828 Capitol Federal Financial, Inc 200
14,623 (a) Carter Bankshares, Inc 257
25,721 Cathay General Bancorp 1,225
21,511 Central Pacific Financial Corp 625
3,292 (b) ChoiceOne Financial Services, Inc 117
853,210 Citigroup, Inc 60,057
9,568 Citizens & Northern Corp 178
206,881 Citizens Financial Group, Inc 9,053
2,179 (b) Citizens Financial Services, Inc 138
4,775 City Holding Co 566
7,262 Civista Bancshares, Inc 153
9,772 CNB Financial Corp 243
5,328 (a) Coastal Financial Corp 452
8,393 Colony Bankcorp, Inc 135
97,984 Columbia Banking System, Inc 2,647
17,061 (a),(b) Columbia Financial, Inc 270
69,667 Comerica, Inc 4,309
49,334 Commerce Bancshares, Inc 3,074
29,222 Community Bank System, Inc 1,802
16,516 Community Trust Bancorp, Inc 876
7,965 Community West Bancshares 154
21,722 ConnectOne Bancorp, Inc 498
2,974 (a) CrossFirst Bankshares, Inc 45
24,821 Cullen/Frost Bankers, Inc 3,332
2,394 (a) Customers Bancorp, Inc 117
45,531 CVB Financial Corp 975
19,153 Dime Community Bancshares, Inc 589
17,266 Eagle Bancorp, Inc 449
64,760 (b) East West Bancorp, Inc 6,201
106,659 Eastern Bankshares, Inc 1,840
6,481 Enterprise Bancorp, Inc 256
16,077 Enterprise Financial Services Corp 907
7,477 Equity Bancshares, Inc 317
3,546 Esquire Financial Holdings, Inc 282
6,206 Farmers & Merchants Bancorp, Inc 183
18,150 Farmers National Banc Corp 258
13,107 FB Financial Corp 675
2,294 Fidelity D&D Bancorp, Inc 112
312,936 Fifth Third Bancorp 13,231
10,211 Financial Institutions, Inc 279
15,371 First Bancorp 676
75,472 First BanCorp 1,403
6,485 First Bancorp, Inc 177
6,018 First Bancshares, Inc 211
7,950 First Bank 112
26,747 First Busey Corp 630
4,107 First Business Financial Services, Inc 190
5,215 First Citizens Bancshares, Inc (Class A) 11,019
52,091 First Commonwealth Financial Corp 881
12,139 First Community Bancshares, Inc 505

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
44,172 First Financial Bancorp $ 1,187
70,877 First Financial Bankshares, Inc 2,555
505 First Financial Corp 23
19,660 First Foundation, Inc 122
42,377 First Hawaiian, Inc 1,100
266,280 First Horizon National Corp 5,363
3,850 First Internet Bancorp 139
43,798 First Interstate BancSystem, Inc 1,422
29,933 First Merchants Corp 1,194
7,120 First Mid Bancshares, Inc 262
15,462 First of Long Island Corp 181
4,047 (a) First Western Financial, Inc 79
6,452 Five Star Bancorp 194
4,145 Flushing Financial Corp 59
157,037 FNB Corp 2,321
3,291 FS Bancorp, Inc 135
75,484 Fulton Financial Corp 1,455
7,652 (a),(b) FVCBankcorp, Inc 96
5,087 German American Bancorp, Inc 205
63,141 Glacier Bancorp, Inc 3,171
1,871 Great Southern Bancorp, Inc 112
3,479 Greene County Bancorp, Inc 96
1,346 (b) Guaranty Bancshares, Inc 47
47,878 Hancock Whitney Corp 2,620
23,963 Hanmi Financial Corp 566
16,668 HarborOne Bancorp, Inc 197
6,442 HBT Financial, Inc 141
13,408 Heartland Financial USA, Inc 822
25,661 Heritage Commerce Corp 241
22,188 Heritage Financial Corp 544
35,248 Hilltop Holdings, Inc 1,009
997 Hingham Institution For Savings The 253
4,264 Home Bancorp, Inc 197
81,882 Home Bancshares, Inc 2,317
15,022 HomeStreet, Inc 172
13,541 HomeTrust Bancshares, Inc 456
59,403 Hope Bancorp, Inc 730
2,709 Horizon Bancorp, Inc 44
675,748 Huntington Bancshares, Inc 10,994
9,002 Independent Bank Corp 578
17,558 Independent Bank Corp 612
20,253 Independent Bank Group, Inc 1,229
25,194 International Bancshares Corp 1,591
5,837 John Marshall Bancorp, Inc 117
1,266,623 JPMorgan Chase & Co 303,622
8,268 Kearny Financial Corp 59
434,062 Keycorp 7,440
13,317 Lakeland Financial Corp 916
14,926 Live Oak Bancshares, Inc 590
72,782 M&T Bank Corp 13,684
1,529 Mercantile Bank Corp 68
10,190 Metrocity Bankshares, Inc 326
4,420 (a) Metropolitan Bank Holding Corp 258
7,348 Mid Penn Bancorp, Inc 212
3,829 Middlefield Banc Corp 107
10,800 Midland States Bancorp, Inc 264
7,821 MidWestOne Financial Group, Inc 228
5,369 MVB Financial Corp 111
19,324 National Bank Holdings Corp 832
18,373 (a) NB Bancorp, Inc 332
21,431 NBT Bancorp, Inc 1,024
118,693 (b) New York Community Bancorp, Inc 1,107

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
6,480 Nicolet Bankshares, Inc $ 680
3,442 Northeast Bank 316
5,507 Northeast Community Bancorp, Inc 135
5,388 Northfield Bancorp, Inc 63
2,656 Northrim BanCorp, Inc 207
59,870 Northwest Bancshares, Inc 790
3,544 (b) Norwood Financial Corp 96
1,431,922 (a) NU Holdings Ltd 14,835
12,012 OceanFirst Financial Corp 217
33,903 OFG Bancorp 1,435
140,017 Old National Bancorp 3,039
21,667 Old Second Bancorp, Inc 385
2,418 Orange County Bancorp, Inc 134
11,057 Origin Bancorp, Inc 368
5,318 Orrstown Financial Services, Inc 195
51,153 Pacific Premier Bancorp, Inc 1,275
7,855 Park National Corp 1,347
5,178 Parke Bancorp, Inc 106
9,359 Pathward Financial, Inc 689
5,966 PCB Bancorp 121
267 Peapack Gladstone Financial Corp 9
4,697 Peoples Bancorp, Inc 149
5,712 Peoples Financial Services Corp 292
34,183 Pinnacle Financial Partners, Inc 3,910
2,662 Plumas Bancorp 126
179,704 PNC Financial Services Group, Inc 34,656
11,515 (a) Ponce Financial Group, Inc 150
24,380 Popular, Inc 2,293
2,087 Preferred Bank 180
20,188 Premier Financial Corp 516
8,140 Primis Financial Corp 95
31,352 Prosperity Bancshares, Inc 2,362
17,387 Provident Financial Services, Inc 328
8,729 QCR Holdings, Inc 704
9,265 RBB Bancorp 190
2,235 Red River Bancshares, Inc 121
413,171 Regions Financial Corp 9,718
30,881 Renasant Corp 1,104
6,104 Republic Bancorp, Inc (Class A) 426
13,081 (b) S&T Bancorp, Inc 500
22,606 Sandy Spring Bancorp, Inc 762
34,531 Seacoast Banking Corp of Florida 951
24,631 ServisFirst Bancshares, Inc 2,087
9,123 Shore Bancshares, Inc 145
8,919 Sierra Bancorp 258
55,218 Simmons First National Corp (Class A) 1,225
5,382 SmartFinancial, Inc 167
5,202 South Plains Financial, Inc 181
4,079 (a) Southern First Bancshares, Inc 162
4,139 Southern Missouri Bancorp, Inc 237
3,924 Southern States Bancshares, Inc 131
10,544 Southside Bancshares, Inc 335
38,442 SouthState Corp 3,824
23,920 Stellar Bancorp, Inc 678
11,262 Stock Yards Bancorp, Inc 806
74,250 Synovus Financial Corp 3,804
27,678 (a) Texas Capital Bancshares, Inc 2,164
34,383 TFS Financial Corp 432
6,549 (a) Third Coast Bancshares, Inc 222
3,562 Timberland Bancorp, Inc 109
7,201 Tompkins Trustco, Inc 488
34,516 Towne Bank 1,176

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
19,212 Trico Bancshares $ 840
10,668 (a) Triumph Financial, Inc 970
617,683 Truist Financial Corp 26,795
2,656 TrustCo Bank Corp NY 88
34,442 Trustmark Corp 1,218
23,900 UMB Financial Corp 2,697
68,198 United Bankshares, Inc 2,561
48,352 United Community Banks, Inc 1,562
3,873 Unity Bancorp, Inc 169
5,426 Univest Financial Corp 160
699,345 US Bancorp 33,450
154,740 Valley National Bancorp 1,402
22,054 Veritex Holdings, Inc 599
25,531 Washington Federal, Inc 823
3,676 Washington Trust Bancorp, Inc 115
85,391 Webster Financial Corp 4,715
1,502,083 Wells Fargo & Co 105,506
21,097 WesBanco, Inc 687
11,970 West Bancorporation, Inc 259
13,352 Westamerica Bancorporation 700
44,492 Western Alliance Bancorp 3,717
33,758 Wintrust Financial Corp 4,210
37,346 WSFS Financial Corp 1,984
67,952 Zions Bancorporation 3,686
TOTAL BANKS 971,217
CAPITAL GOODS - 6.4%
29,422 (a),(b) 374Water, Inc 20
66,252 (a) 3D Systems Corp 217
245,129 3M Co 31,644
49,028 A.O. Smith Corp 3,344
32,247 Aaon, Inc 3,795
11,925 (a) AAR Corp 731
13,778 Acuity Brands, Inc 4,025
31,531 Advanced Drainage Systems, Inc 3,645
58,431 Aecom Technology Corp 6,242
12,268 (a) Aerovironment, Inc 1,888
8,143 (a) AerSale Corp 51
22,585 (b) AGCO Corp 2,111
38,659 Air Lease Corp 1,864
5,157 Alamo Group, Inc 959
16,794 Albany International Corp (Class A) 1,343
37,089 Allegion plc 4,847
6,739 Allied Motion Technologies, Inc 164
32,863 Allison Transmission Holdings, Inc 3,551
10,745 (b) Alta Equipment Group, Inc 70
13,776 (a) Ameresco, Inc 323
16,039 (a) American Superconductor Corp 395
7,436 (a) American Woodmark Corp 591
101,837 Ametek, Inc 18,357
98,441 (a) API Group Corp 3,541
4,551 Apogee Enterprises, Inc 325
17,287 Applied Industrial Technologies, Inc 4,140
63,826 (a),(b) Archer Aviation, Inc 622
19,246 Arcosa, Inc 1,862
10,471 Argan, Inc 1,435
15,214 Armstrong World Industries, Inc 2,150
69,116 (a),(b) Array Technologies, Inc 417
15,250 Astec Industries, Inc 512
15,755 (a),(b) Astronics Corp 251
16,113 Atkore, Inc 1,345
30,671 Atmus Filtration Technologies, Inc 1,202
32,661 (a) Axon Enterprise, Inc 19,411

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
60,195 (a) AZEK Co, Inc $ 2,857
13,571 AZZ, Inc 1,112
25,595 Barnes Group, Inc 1,210
30,037 (a) Beacon Roofing Supply, Inc 3,051
19,926 (a),(b) Blink Charging Co 28
75,992 (a),(b) Bloom Energy Corp 1,688
16,572 (a) Blue Bird Corp 640
4,896 (a) BlueLinx Holdings, Inc 500
314,765 (a) Boeing Co 55,713
16,526 Boise Cascade Co 1,964
4,978 (a) Bowman Consulting Group Ltd 124
13,313 (b) Brookfield Business Corp 323
55,410 (a) Builders FirstSource, Inc 7,920
40,627 BWX Technologies, Inc 4,525
8,469 Cadre Holdings, Inc 274
21,215 Carlisle Cos, Inc 7,825
375,894 Carrier Global Corp 25,659
219,315 Caterpillar, Inc 79,559
6,740 (a),(b) Centuri Holdings, Inc 130
120,169 (a),(b) ChargePoint Holdings, Inc 129
20,872 (a) Chart Industries, Inc 3,983
368,329 CNH Industrial NV 4,173
14,727 Columbus McKinnon Corp 548
17,475 Comfort Systems USA, Inc 7,410
15,927 (a) Commercial Vehicle Group, Inc 39
13,197 (a) Concrete Pumping Holdings, Inc 88
11,212 (a) Construction Partners, Inc 992
83,036 (a) Core & Main, Inc 4,227
21,581 Crane Co 3,275
7,468 CSW Industrials, Inc 2,635
62,556 Cummins, Inc 21,807
16,504 Curtiss-Wright Corp 5,857
30,728 (a),(b) Custom Truck One Source, Inc 148
113,696 Deere & Co 48,173
27,073 (a) DNOW, Inc 352
52,930 Donaldson Co, Inc 3,565
16,771 Douglas Dynamics, Inc 396
62,548 Dover Corp 11,734
8,048 (a) Ducommun, Inc 512
11,117 (a) DXP Enterprises, Inc 918
11,046 (a) Dycom Industries, Inc 1,923
177,785 Eaton Corp plc 59,001
21,296 EMCOR Group, Inc 9,666
262,231 Emerson Electric Co 32,498
24,905 (a) Energy Recovery, Inc 366
12,892 (a),(b) Energy Vault Holdings, Inc 29
32,971 Enerpac Tool Group Corp 1,355
18,213 EnerSys 1,683
55,762 (a),(b) Enovix Corp 606
11,263 EnPro Industries, Inc 1,942
21,920 Esab Corp 2,629
13,003 ESCO Technologies, Inc 1,732
9,017 (a),(b) Eve Holding, Inc 49
24,111 (a) Everus Construction Group, Inc 1,585
257,192 Fastenal Co 18,495
32,884 Federal Signal Corp 3,038
92,715 Ferguson Enterprises, Inc 16,093
55,538 Flowserve Corp 3,195
18,242 (a),(b) Fluence Energy, Inc 290
64,419 (a) Fluor Corp 3,177
154,932 Fortive Corp 11,620
58,578 Fortune Brands Innovations, Inc 4,003

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
20,104 Franklin Electric Co, Inc $ 1,959
54,773 (a),(b) Freyr Battery, Inc 141
49,125 FTAI Aviation Ltd 7,076
5,875 (a),(b) FuelCell Energy, Inc 53
79,515 (a) Gates Industrial Corp plc 1,636
14,376 GATX Corp 2,228
123,479 GE Vernova, Inc 40,616
4,819 (a) Gencor Industries, Inc 85
26,482 (a) Generac Holdings, Inc 4,106
125,655 General Dynamics Corp 33,109
485,223 General Electric Co 80,930
17,907 (a) Gibraltar Industries, Inc 1,055
9,938 Global Industrial Co 246
14,160 (a) GMS, Inc 1,201
12,385 Gorman-Rupp Co 470
69,822 Graco, Inc 5,885
95,580 (a),(b) GrafTech International Ltd 165
4,871 (a) Graham Corp 217
20,341 Granite Construction, Inc 1,784
44,924 (a) Great Lakes Dredge & Dock Corp 507
14,394 Greenbrier Cos, Inc 878
20,793 Griffon Corp 1,482
17,554 H&E Equipment Services, Inc 859
63,817 (a) Hayward Holdings, Inc 976
21,280 HEICO Corp 5,059
38,786 HEICO Corp (Class A) 7,217
16,194 Helios Technologies, Inc 723
13,619 Herc Holdings, Inc 2,578
41,915 Hexcel Corp 2,628
8,498 Hillenbrand, Inc 262
69,001 (a) Hillman Solutions Corp 672
295,237 Honeywell International, Inc 66,691
182,689 Howmet Aerospace, Inc 19,981
23,697 Hubbell, Inc 9,926
22,109 (a) Hudson Technologies, Inc 123
16,667 Huntington Ingalls Industries, Inc 3,150
63,978 (a),(b) Hyliion Holdings Corp 167
7,224 Hyster-Yale Materials Handling, Inc 368
33,873 IDEX Corp 7,089
5,334 (a) IES Holdings, Inc 1,072
130,167 Illinois Tool Works, Inc 33,005
184,113 Ingersoll Rand, Inc 16,655
3,056 Insteel Industries, Inc 83
34,861 ITT, Inc 4,981
41,873 (a) Janus International Group, Inc 308
45,832 (a) JELD-WEN Holding, Inc 375
21,001 John Bean Technologies Corp 2,669
298,475 Johnson Controls International plc 23,559
5,348 Kadant, Inc 1,845
3,197 Karat Packaging, Inc 97
45,625 Kennametal, Inc 1,096
66,946 (a) Kratos Defense & Security Solutions, Inc 1,766
85,679 L3Harris Technologies, Inc 18,017
9,846 (a) Lawson Products, Inc 339
4,363 (a) LB Foster Co (Class A) 117
14,010 Lennox International, Inc 8,536
24,937 (a) Leonardo DRS, Inc 806
4,566 (a) Limbach Holdings, Inc 391
28,514 Lincoln Electric Holdings, Inc 5,346
5,950 Lindsay Corp 704
4,837 (a),(b) Loar Holdings, Inc 357
95,085 Lockheed Martin Corp 46,206

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
12,965 LSI Industries, Inc $ 252
17,575 Luxfer Holdings plc 230
22,630 (a) Manitowoc Co, Inc 207
97,560 Masco Corp 7,080
26,888 (a) Mastec, Inc 3,661
67,350 (a) Masterbrand, Inc 984
12,603 (a) Matrix Service Co 151
5,952 (a) Mayville Engineering Co Inc 94
8,494 McGrath RentCorp 950
30,340 (a) Mercury Computer Systems, Inc 1,274
24,886 (a) Middleby Corp 3,371
7,280 Miller Industries, Inc 476
14,585 Moog, Inc (Class A) 2,871
43,932 (a) MRC Global, Inc 561
19,273 MSC Industrial Direct Co (Class A) 1,439
46,713 Mueller Industries, Inc 3,707
85,916 Mueller Water Products, Inc (Class A) 1,933
6,055 (a) MYR Group, Inc 901
3,534 National Presto Industries, Inc 348
10,242 (a),(b) Net Power, Inc 108
60,488 (a) NEXTracker, Inc 2,210
25,712 Nordson Corp 5,380
62,622 Northrop Grumman Corp 29,388
6,891 (a) Northwest Pipe Co 333
16,026 (a),(b) NuScale Power Corp 287
74,858 nVent Electric plc 5,102
2,354 Omega Flex, Inc 99
14,387 (a) Orion Marine Group, Inc 105
27,603 Oshkosh Corp 2,624
177,066 Otis Worldwide Corp 16,398
39,754 Owens Corning, Inc 6,771
227,337 PACCAR, Inc 23,648
14,228 Park Aerospace Corp 208
57,850 Parker-Hannifin Corp 36,794
3,997 Park-Ohio Holdings Corp 105
73,725 Pentair plc 7,420
274,975 (a),(b) Plug Power, Inc 586
2,948 (b) Powell Industries, Inc 653
1,801 Preformed Line Products Co 230
28,783 Primoris Services Corp 2,199
15,505 (a) Proto Labs, Inc 606
16,969 Quanex Building Products Corp 411
66,245 Quanta Services, Inc 20,937
13,498 (a) RBC Bearings, Inc 4,038
32,418 Regal-Beloit Corp 5,029
53,326 (a) Resideo Technologies, Inc 1,229
8,757 REV Group, Inc 279
155,613 (a),(b) Rocket Lab USA, Inc 3,963
51,657 Rockwell Automation, Inc 14,763
598,128 RTX Corp 69,215
10,342 Rush Enterprises, Inc 563
22,836 Rush Enterprises, Inc (Class A) 1,251
60,321 Sensata Technologies Holding plc 1,653
63,890 (a),(b) SES AI Corp 140
81,772 (a) Shoals Technologies Group, Inc 452
18,886 Shyft Group, Inc 222
19,894 Simpson Manufacturing Co, Inc 3,299
24,415 (a) SiteOne Landscape Supply, Inc 3,217
23,368 Snap-On, Inc 7,933
59,911 (a) Spirit Aerosystems Holdings, Inc (Class A) 2,042
23,935 (a) SPX Technologies, Inc 3,483
31,257 (a) Standardaero, Inc 774

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
4,143 Standex International Corp $ 775
70,587 Stanley Black & Decker, Inc 5,667
13,737 (a) Sterling Construction Co, Inc 2,314
110,732 (a) Sunrun, Inc 1,024
10,462 Tecnoglass, Inc 830
10,075 Tennant Co 821
35,787 Terex Corp 1,654
78,232 Textron, Inc 5,984
24,419 (a) Thermon Group Holdings, Inc 703
26,899 Timken Co 1,920
27,553 (a) Titan International, Inc 187
11,613 (a) Titan Machinery, Inc 164
42,943 Toro Co 3,440
100,422 Trane Technologies plc 37,091
3,856 (a) Transcat, Inc 408
24,505 TransDigm Group, Inc 31,055
52,464 (a) Trex Co, Inc 3,622
37,946 Trinity Industries, Inc 1,332
32,779 (a) Triumph Group, Inc 612
27,269 (a) Tutor Perini Corp 660
26,618 UFP Industries, Inc 2,999
30,210 United Rentals, Inc 21,281
7,860 (a) V2X, Inc 376
7,929 Valmont Industries, Inc 2,432
164,299 Vertiv Holdings Co 18,666
12,845 (a) Vicor Corp 621
4,297 (a),(b) Virgin Galactic Holdings, Inc 25
19,233 W.W. Grainger, Inc 20,273
23,411 Wabash National Corp 401
15,072 Watsco, Inc 7,142
12,667 Watts Water Technologies, Inc (Class A) 2,575
22,053 WESCO International, Inc 3,991
76,763 Westinghouse Air Brake Technologies Corp 14,553
1,487 Willis Lease Finance Corp 309
89,818 (a) WillScot Mobile Mini Holdings Corp 3,004
30,482 Woodward Inc 5,073
17,318 (a),(b) Xometry, Inc 739
107,282 Xylem, Inc 12,447
65,462 Zurn Elkay Water Solutions Corp 2,442
TOTAL CAPITAL GOODS 1,637,305
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
27,128 ABM Industries, Inc 1,388
5,587 ACCO Brands Corp 29
57,811 (a) ACV Auctions, Inc 1,249
174,070 Alight, Inc 1,205
54,252 (a) Amentum Holdings, Inc 1,141
11,286 Aris Water Solution, Inc 270
9,467 (a),(b) Asure Software, Inc 89
183,050 Automatic Data Processing, Inc 53,584
20,580 Barrett Business Services, Inc 894
7,610 (a),(b) BlackSky Technology, Inc 82
57,497 Booz Allen Hamilton Holding Corp 7,400
16,522 (a) BrightView Holdings, Inc 264
18,487 Brink's Co 1,715
53,827 Broadridge Financial Solutions, Inc 12,170
9,248 (a) CACI International, Inc (Class A) 3,737
26,846 (a) Casella Waste Systems, Inc (Class A) 2,841
18,053 (a) CBIZ, Inc 1,477
14,787 (a) CECO Environmental Corp 447
73,546 (a),(b) Ceridian HCM Holding, Inc 5,342
8,021 (a) Cimpress plc 575
155,338 Cintas Corp 28,380

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
226,376 (a),(b) Clarivate plc $ 1,150
23,755 (a) Clean Harbors, Inc 5,467
21,043 (b) Concentrix Corp 911
91,431 (a) Conduent, Inc 369
395,018 (a) Copart, Inc 22,670
49,610 (a) CoreCivic, Inc 1,079
3,881 CRA International, Inc 727
17,763 CSG Systems International, Inc 908
22,984 Deluxe Corp 519
20,676 (a) Driven Brands Holdings, Inc 334
129,661 Dun & Bradstreet Holdings, Inc 1,616
1,045 Ennis, Inc 22
56,961 Equifax, Inc 14,517
68,388 (a) ExlService Holdings, Inc 3,035
28,338 Exponent, Inc 2,525
23,752 (a) First Advantage Corp 445
7,582 (a) Forrester Research, Inc 119
7,620 (a) Franklin Covey Co 286
16,142 (a) FTI Consulting, Inc 3,085
81,103 Genpact Ltd 3,483
42,598 (a) GEO Group, Inc 1,192
42,732 (a) Harsco Corp 329
40,910 (a) Healthcare Services Group 475
14,300 Heidrick & Struggles International, Inc 634
37,280 Herman Miller, Inc 842
27,032 HNI Corp 1,362
9,371 (a) Huron Consulting Group, Inc 1,164
6,267 ICF International, Inc 747
12,531 (a),(b) Innodata, Inc 495
19,828 Insperity, Inc 1,537
44,581 Interface, Inc 1,086
54,252 Jacobs Solutions, Inc 7,249
55,084 KBR, Inc 3,191
20,372 Kelly Services, Inc (Class A) 284
11,207 Kforce, Inc 635
29,134 Korn/Ferry International 1,965
52,870 (a),(b) LanzaTech Global, Inc 72
13,624 (a) Legalzoom.com, Inc 102
58,084 Leidos Holdings, Inc 8,368
19,090 (a) Liquidity Services, Inc 616
25,524 Manpower, Inc 1,473
16,885 Matthews International Corp (Class A) 467
23,344 MAXIMUS, Inc 1,743
12,017 (a) Montrose Environmental Group, Inc 223
15,466 MSA Safety, Inc 2,564
4,961 NL Industries, Inc 39
20,844 (a) NV5 Global, Inc 393
67,918 (a) OPENLANE, Inc 1,347
20,471 (a) Parsons Corp 1,888
144,212 Paychex, Inc 20,221
24,132 Paycom Software, Inc 4,946
36,294 (a) Paycor HCM, Inc 674
20,584 (a) Paylocity Holding Corp 4,106
95,984 Pitney Bowes, Inc 695
79,689 (a) Planet Labs PBC 322
83,579 RB Global, Inc 7,540
90,380 Republic Services, Inc 18,183
20,546 Resources Connection, Inc 175
52,374 Robert Half International, Inc 3,690
131,128 Rollins, Inc 6,078
23,991 Science Applications International Corp 2,682
10,651 (a),(b) Spire Global, Inc 150

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
90,007 SS&C Technologies Holdings, Inc $ 6,821
2,425 Steelcase, Inc (Class A) 29
125,535 Tetra Tech, Inc 5,001
84,938 TransUnion 7,875
15,001 TriNet Group, Inc 1,362
19,072 (a) TrueBlue, Inc 160
10,054 TTEC Holdings, Inc 50
8,983 Unifirst Corp 1,537
63,645 (a) Upwork, Inc 1,041
109,137 Veralto Corp 11,116
63,030 Verisk Analytics, Inc 17,360
63,620 (a) Verra Mobility Corp 1,538
54,222 Vestis Corp 826
15,178 (a) Viad Corp 645
5,586 VSE Corp 531
177,520 Waste Management, Inc 35,822
5,398 (a) Willdan Group, Inc 206
21,544 (a) WNS Holdings Ltd 1,021
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 392,431
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
18,290 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 149
23,424 (a) Abercrombie & Fitch Co (Class A) 3,501
36,738 Academy Sports & Outdoors, Inc 2,114
28,577 (b) Advance Auto Parts, Inc 1,351
9,522 (b) A-Mark Precious Metals, Inc 261
4,231,672 (a) Amazon.com, Inc 928,386
85,497 American Eagle Outfitters, Inc 1,425
3,312 (a) America's Car-Mart, Inc 170
23,822 Arhaus, Inc 224
65,041 Arko Corp 429
7,272 (a) Asbury Automotive Group, Inc 1,767
12,767 (a) Autonation, Inc 2,168
7,768 (a) Autozone, Inc 24,873
62,461 (a),(b) BARK, Inc 115
101,629 Bath & Body Works, Inc 3,940
101,281 Best Buy Co, Inc 8,690
15,681 (a) Boot Barn Holdings, Inc 2,381
14,004 Buckle, Inc 712
7,271 Build-A-Bear Workshop, Inc 335
27,015 (a) Burlington Stores, Inc 7,701
20,111 Caleres, Inc 466
22,123 Camping World Holdings, Inc 466
69,298 (a) Carmax, Inc 5,666
47,579 (a) Carvana Co 9,676
3,852 (a),(b) Citi Trends, Inc 101
513,821 (a) Coupang, Inc 11,294
32,814 (b) Designer Brands, Inc 175
30,615 (a),(b) Destination XL Group, Inc 82
25,367 Dick's Sporting Goods, Inc 5,805
1,003 (b) Dillard's, Inc (Class A) 433
211,923 eBay, Inc 13,129
61,188 (a) Etsy, Inc 3,236
34,837 (a),(b) EVgo, Inc 141
27,604 (a) Five Below, Inc 2,897
49,914 (a) Floor & Decor Holdings, Inc 4,976
33,391 Foot Locker, Inc 727
173,081 (a) GameStop Corp (Class A) 5,424
81,317 Gap, Inc 1,922
7,998 (a) Genesco, Inc 342
64,617 Genuine Parts Co 7,545
10,931 (a),(b) GigaCloud Technology, Inc 202
4,452 Group 1 Automotive, Inc 1,876

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
10,720 (a),(b) Groupon, Inc $ 130
29,518 (a),(b) GrowGeneration Corp 50
9,098 Haverty Furniture Cos, Inc 203
447,720 Home Depot, Inc 174,159
26,748 (b) Kohl's Corp 376
9,431 (a),(b) Lands' End, Inc 124
59,869 (a),(b) Leslie's, Inc 133
11,443 Lithia Motors, Inc (Class A) 4,090
113,390 LKQ Corp 4,167
258,187 Lowe's Cos, Inc 63,721
109,170 Macy's, Inc 1,848
11,739 (a) MarineMax, Inc 340
18,107 Monro Muffler, Inc 449
7,522 Murphy USA, Inc 3,774
47,869 (a) National Vision Holdings, Inc 499
57,180 Nordstrom, Inc 1,381
18,624 (a) ODP Corp 423
27,556 (a) Ollie's Bargain Outlet Holdings, Inc 3,024
5,690 (a),(b) OneWater Marine, Inc 99
25,906 (a) O'Reilly Automotive, Inc 30,719
24,586 (a),(b) Overstock.com, Inc 121
6,625 Penske Auto Group, Inc 1,010
40,988 (a) Petco Health & Wellness Co, Inc 156
18,519 Pool Corp 6,314
46,411 (a),(b) RealReal, Inc 507
19,596 (a) Revolve Group, Inc 656
7,732 (a) RH 3,043
142,239 Ross Stores, Inc 21,516
7,776 (a) Sally Beauty Holdings, Inc 81
13,763 (a),(b) Savers Value Village, Inc 141
4,712 Shoe Carnival, Inc 156
20,162 Signet Jewelers Ltd 1,627
13,058 (a) Sleep Number Corp 199
62 Sonic Automotive, Inc (Class A) 4
32,244 (a) Stitch Fix, Inc 139
30,109 (a),(b) ThredUp, Inc 42
6,790 (a),(b) Tilly's, Inc 29
505,673 TJX Cos, Inc 61,090
253,235 Tractor Supply Co 13,437
22,854 (a) Ulta Beauty, Inc 9,940
1,077 Upbound Group, Inc 31
31,536 (a) Urban Outfitters, Inc 1,731
50,913 (a) Valvoline, Inc 1,842
37,799 (a) Victoria's Secret & Co 1,566
42,783 (a) Warby Parker, Inc 1,036
41,399 (a),(b) Wayfair, Inc 1,835
59,652 Williams-Sonoma, Inc 11,046
1,945 Winmark Corp 765
11,661 (a) Zumiez, Inc 224
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,497,266
CONSUMER DURABLES & APPAREL - 1.0%
15,286 Acushnet Holdings Corp 1,086
13,448 (a) Amer Sports, Inc 376
35,953 (a),(b) AMMO, Inc 40
1,361 (a) Beazer Homes USA, Inc 37
14,995 (a) BK LC Lux Finco 2 Sarl 850
35,190 Brunswick Corp 2,276
63,158 (a) Callaway Golf Co 496
42,913 (a) Capri Holdings Ltd 904
8,244 (b) Carter's, Inc 447
3,478 (a) Cavco Industries, Inc 1,552
13,611 Century Communities, Inc 998

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
14,289 (b) Clarus Corp $ 64
14,763 (b) Columbia Sportswear Co 1,239
23,677 (b) Cricut, Inc 135
24,729 (a) Crocs, Inc 2,709
68,412 (a) Deckers Outdoor Corp 13,894
131,545 DR Horton, Inc 18,393
10,739 (a),(b) Dream Finders Homes, Inc 250
18,783 Ethan Allen Interiors, Inc 528
65,385 (a),(b) Figs, Inc 405
10,965 (a),(b) Funko, Inc 147
68,968 (a) Garmin Ltd 14,225
24,084 (a) G-III Apparel Group Ltd 786
74,136 (a) GoPro, Inc 81
7,038 (a) Green Brick Partners, Inc 398
156,073 (a) Hanesbrands, Inc 1,270
65,299 Hasbro, Inc 3,651
13,347 (a) Helen of Troy Ltd 799
5,483 Hooker Furniture Corp 77
2,792 (a) Hovnanian Enterprises, Inc 374
11,276 Installed Building Products, Inc 1,976
15,263 (a) iRobot Corp 118
3,583 (b) Johnson Outdoors, Inc 118
34,928 KB Home 2,295
30,075 Kontoor Brands, Inc 2,569
12,660 (a) Latham Group, Inc 88
25,091 La-Z-Boy, Inc 1,093
4,968 (a),(b) Legacy Housing Corp 123
73,033 Leggett & Platt, Inc 701
108,856 Lennar Corp (Class A) 14,845
2,471 Lennar Corp (Class B) 327
5,755 (a),(b) LGI Homes, Inc 514
5,568 (a),(b) Lovesac Co 132
54,323 (a) Lululemon Athletica, Inc 20,774
13,163 (a) M/I Homes, Inc 1,750
13,092 (a) Malibu Boats, Inc 492
8,407 Marine Products Corp 77
13,690 (a) MasterCraft Boat Holdings, Inc 261
127,809 (a) Mattel, Inc 2,266
17,632 Meritage Homes Corp 2,712
23,017 (a) Mohawk Industries, Inc 2,742
11,320 Movado Group, Inc 223
125,637 Newell Rubbermaid, Inc 1,251
532,934 Nike, Inc (Class B) 40,327
1,259 (a) NVR, Inc 10,297
8,770 Oxford Industries, Inc 691
145,284 (a) Peloton Interactive, Inc 1,264
24,590 Polaris Industries, Inc 1,417
93,842 Pulte Homes, Inc 10,219
27,406 (a),(b) Purple Innovation, Inc 21
19,889 PVH Corp 2,103
19,684 Ralph Lauren Corp 4,547
11,204 (a) Revelyst, Inc 215
3,738 Rocky Brands, Inc 85
31,093 (a) SharkNinja Global SPV Ltd 3,027
61,539 (a) Skechers U.S.A., Inc (Class A) 4,138
20,953 (a) Skyline Champion Corp 1,846
29,016 Smith & Wesson Brands, Inc 293
67,337 (a) Sonos, Inc 1,013
44,766 Steven Madden Ltd 1,903
3,716 Sturm Ruger & Co, Inc 131
6,084 Superior Uniform Group, Inc 101
96,190 Tapestry, Inc 6,284

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
44,029 (a) Taylor Morrison Home Corp $ 2,695
87,531 Tempur Sealy International, Inc 4,962
46,691 Toll Brothers, Inc 5,881
15,774 (a) TopBuild Corp 4,911
12,158 (a) Traeger, Inc 29
30,903 (a) Tri Pointe Homes, Inc 1,121
84,878 (a) Under Armour, Inc (Class A) 703
110,542 (a) Under Armour, Inc (Class C) 825
164,277 (b) VF Corp 3,525
19,639 Whirlpool Corp 2,248
48,726 Wolverine World Wide, Inc 1,082
10,006 Worthington Industries, Inc 401
46,993 (a) YETI Holdings, Inc 1,810
TOTAL CONSUMER DURABLES & APPAREL 246,049
CONSUMER SERVICES - 2.3%
25,118 (a) Accel Entertainment, Inc 268
86,801 ADT, Inc 600
11,253 (a) Adtalem Global Education, Inc 1,022
194,087 (a) Airbnb, Inc 25,505
7,436 (a) American Public Education, Inc 160
108,444 Aramark 4,046
17,816 (a),(b) BALLY'S CORP 319
769 (a) Biglari Holdings, Inc (B Shares) 196
15,173 (a) BJ's Restaurants, Inc 533
44,145 Bloomin' Brands, Inc 539
14,924 Booking Holdings, Inc 74,149
21,203 Boyd Gaming Corp 1,538
28,106 (a) Bright Horizons Family Solutions, Inc 3,116
17,351 (a) Brinker International, Inc 2,295
97,639 (a) Caesars Entertainment, Inc 3,263
448,352 (a) Carnival Corp 11,173
11,838 Carriage Services, Inc 472
35,423 (a) Cava Group, Inc 3,996
23,639 (b) Cheesecake Factory 1,121
54,286 (a) Chegg, Inc 87
611,158 (a) Chipotle Mexican Grill, Inc (Class A) 36,853
13,984 (b) Choice Hotels International, Inc 1,986
32,858 Churchill Downs, Inc 4,388
57,806 (a) Coursera, Inc 491
12,944 Cracker Barrel Old Country Store, Inc 684
53,537 Darden Restaurants, Inc 9,995
23,587 (a),(b) Dave & Buster's Entertainment, Inc 689
41,277 (a) Denny's Corp 250
28,592 (a) Despegar.com Corp 550
7,772 Dine Brands Global Inc. 234
15,719 Domino's Pizza, Inc 6,598
156,986 (a) DoorDash, Inc 26,334
196,196 (a) DraftKings, Inc 7,299
17,216 (a) Duolingo, Inc 5,582
43,029 (a) Dutch Bros, Inc 2,254
14,501 (a) El Pollo Loco Holdings, Inc 167
2,242 (a),(c) Empire Resorts, Inc 0 ^
10,835 (a),(b) European Wax Center, Inc 72
45,885 (a) Everi Holdings, Inc 620
53,159 (a) Expedia Group, Inc 9,905
7,524 (a) First Watch Restaurant Group, Inc 140
30,474 (a) Frontdoor, Inc 1,666
16,841 (a),(b) Full House Resorts, Inc 69
16,169 (a),(b) Global Business Travel Group I 150
7,389 Golden Entertainment, Inc 234
1,473 Graham Holdings Co 1,284
12,080 (a) Grand Canyon Education, Inc 1,979

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
58,627 H&R Block, Inc $ 3,098
34,161 (a) Hilton Grand Vacations, Inc 1,331
107,121 Hilton Worldwide Holdings, Inc 26,476
19,921 (b) Hyatt Hotels Corp 3,127
11,356 (a),(b) Inspired Entertainment, Inc 103
54,564 International Game Technology plc 964
2,856 (b) Jack in the Box, Inc 119
44,656 (b) Krispy Kreme, Inc 443
2,885 (a),(b) Kura Sushi USA, Inc 261
167,139 Las Vegas Sands Corp 8,584
62,559 (a) Laureate Education, Inc 1,144
20,784 (a) Life Time Group Holdings, Inc 460
38,357 (a) Light & Wonder, Inc 3,313
12,366 (a) Lincoln Educational Services Corp 196
10,890 (a) Lindblad Expeditions Holdings, Inc 129
101,485 Marriott International, Inc (Class A) 28,308
13,041 Marriott Vacations Worldwide Corp 1,171
325,464 McDonald's Corp 94,349
114,548 (a) MGM Resorts International 3,969
22,276 (a) Mister Car Wash, Inc 162
7,140 Monarch Casino & Resort, Inc 563
1,387 Nathan's Famous, Inc 109
29,475 (a),(b) Nerdy, Inc 48
204,209 (a) Norwegian Cruise Line Holdings Ltd 5,254
29,338 OneSpaWorld Holdings Ltd 584
18,811 (b) Papa John's International, Inc 773
46,409 (a) Penn National Gaming, Inc 920
46,334 Perdoceo Education Corp 1,227
36,517 (a) Planet Fitness, Inc 3,611
18,591 (a) PlayAGS, Inc 214
12,559 (a),(b) Portillo's, Inc 118
13,091 (a) Potbelly Corp 123
6,547 RCI Hospitality Holdings, Inc 376
26,499 Red Rock Resorts, Inc 1,225
107,453 Royal Caribbean Cruises Ltd 24,788
28,549 (a) Rush Street Interactive, Inc 392
186,641 (a) Sabre Corp 681
22,953 (a) SeaWorld Entertainment, Inc 1,290
70,217 Service Corp International 5,605
20,425 (a) Shake Shack, Inc 2,651
42,724 Six Flags Entertainment Corp 2,059
517,427 Starbucks Corp 47,215
11,328 Strategic Education, Inc 1,058
15,022 (a) Stride, Inc 1,561
67,428 Super Group SGHC Ltd 420
44,740 (a) Sweetgreen, Inc 1,434
21,327 (a) Target Hospitality Corp 206
27,222 Texas Roadhouse, Inc (Class A) 4,912
29,960 Travel & Leisure Co 1,512
36,983 (a) Udemy, Inc 304
16,593 (a) Universal Technical Institute, Inc 427
17,157 Vail Resorts, Inc 3,216
75,359 Wendy's Co 1,228
13,605 Wingstop, Inc 3,867
37,299 Wyndham Hotels & Resorts, Inc 3,759
45,857 Wynn Resorts Ltd 3,951
8,699 (a),(b) Xponential Fitness, Inc 117
124,404 Yum! Brands, Inc 16,690
TOTAL CONSUMER SERVICES 577,066
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
174,481 Albertsons Cos, Inc 3,427
19,849 Andersons, Inc 804

SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
61,928 (a) BJ's Wholesale Club Holdings, Inc $ 5,533
16,333 Casey's General Stores, Inc 6,472
14,374 (a) Chefs' Warehouse, Inc 709
199,824 Costco Wholesale Corp 183,093
95,763 Dollar General Corp 7,261
96,907 (a) Dollar Tree, Inc 7,262
47,990 (a) Grocery Outlet Holding Corp 749
21,180 (a) HF Foods Group, Inc 68
7,244 Ingles Markets, Inc (Class A) 467
303,811 Kroger Co 18,578
80,852 (a) Maplebear, Inc 3,349
6,410 Natural Grocers by Vitamin Cottage, Inc 255
62,451 (a) Performance Food Group Co 5,280
14,866 Pricesmart, Inc 1,370
7,101 SpartanNash Co 130
41,661 (a) Sprouts Farmers Market, Inc 5,294
217,851 Sysco Corp 16,657
209,324 Target Corp 28,296
30,449 (a) United Natural Foods, Inc 831
95,410 (a) US Foods Holding Corp 6,436
4,843 Village Super Market (Class A) 154
322,573 Walgreens Boots Alliance, Inc 3,010
1,955,582 Walmart, Inc 176,687
8,426 (b) Weis Markets, Inc 571
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 482,743
ENERGY - 3.3%
18,289 (a),(b) Amplify Energy Corp 110
132,151 Antero Midstream Corp 1,994
142,450 (a) Antero Resources Corp 4,993
144,173 APA Corp 3,329
66,096 Archrock, Inc 1,645
17,877 Ardmore Shipping Corp 217
7,867 (b) Atlas Energy Solutions, Inc 174
468,639 Baker Hughes Co 19,224
36,376 Berry Corp 150
88,444 (b) Borr Drilling Ltd 345
4,788 (a) Bristow Group, Inc 164
315,644 Cabot Oil & Gas Corp 8,062
29,784 Cactus, Inc 1,738
30,263 California Resources Corp 1,570
5,171 (a),(b) Centrus Energy Corp 344
89,692 ChampionX Corp 2,439
103,757 Cheniere Energy, Inc 22,294
107,172 (b) Chesapeake Energy Corp 10,669
782,094 Chevron Corp 113,278
29,442 Chord Energy Corp 3,442
36,462 Civitas Resources, Inc 1,672
75,896 (a) Clean Energy Fuels Corp 190
51,225 (a) CNX Resources Corp 1,878
7,387 (b) Comstock Resources, Inc 135
583,410 ConocoPhillips 57,857
8,910 CONSOL Energy, Inc 950
23,258 Core Laboratories, Inc 403
23,570 Crescent Energy Co 344
11,149 (b) CVR Energy, Inc 209
27,497 Delek US Holdings, Inc 509
282,054 Devon Energy Corp 9,232
55,111 DHT Holdings, Inc 512
83,922 Diamondback Energy, Inc 13,749
21,773 (b) Diversified Energy Co plc 366
9,586 (a) DMC Global, Inc 70
19,179 Dorian LPG Ltd 467

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
39,433 DT Midstream, Inc $ 3,921
70,957 (a),(b) Encore Energy Corp 242
56,201 (a),(b) Energy Fuels, Inc 288
256,354 EOG Resources, Inc 31,424
270,233 EQT Corp 12,460
15,511 (b) Evolution Petroleum Corp 81
9,511 Excelerate Energy, Inc 288
39,745 (a) Expro Group Holdings NV 496
2,021,977 Exxon Mobil Corp 217,504
14,619 (b) FLEX LNG Ltd 335
5,005 (a) Forum Energy Technologies, Inc 78
17,819 FutureFuel Corp 94
42,501 Golar LNG Ltd 1,799
15,821 (b) Granite Ridge Resources, Inc 102
26,945 (a) Green Plains, Inc 255
6,101 (a) Gulfport Energy Operating Corp 1,124
11,237 (a) Hallador Energy Co 129
380,723 Halliburton Co 10,352
40,320 (a) Helix Energy Solutions Group, Inc 376
35,444 Helmerich & Payne, Inc 1,135
125,451 Hess Corp 16,686
55,948 HF Sinclair Corp 1,961
6,589 (b) HighPeak Energy, Inc 97
19,159 (a) Innovex International, Inc 268
16,438 International Seaways, Inc 591
879,153 Kinder Morgan, Inc 24,089
8,490 Kinetik Holdings, Inc 481
9,068 Kodiak Gas Services, Inc 370
234,852 (a) Kosmos Energy Ltd 803
75,041 Liberty Energy, Inc 1,493
85,538 Magnolia Oil & Gas Corp 2,000
150,841 Marathon Petroleum Corp 21,042
61,756 Matador Resources Co 3,474
60,673 Murphy Oil Corp 1,836
4,194 (a) Nabors Industries Ltd 240
5,019 (a) Natural Gas Services Group, Inc 134
24,850 (b) New Fortress Energy, Inc 376
63,344 (a) Newpark Resources, Inc 486
15,430 (a) NextDecade Corp 119
67,065 Noble Corp plc 2,106
66,221 (b) Nordic American Tankers Ltd 166
46,086 Northern Oil and Gas, Inc 1,713
131,775 NOV, Inc 1,924
298,879 Occidental Petroleum Corp 14,768
54,360 (a) Oceaneering International, Inc 1,418
38,178 (a) Oil States International, Inc 193
267,609 ONEOK, Inc 26,868
115,301 Ovintiv, Inc 4,670
23,180 (a) Par Pacific Holdings, Inc 380
159,529 Patterson-UTI Energy, Inc 1,318
46,492 PBF Energy, Inc 1,234
60,358 Peabody Energy Corp 1,264
294,528 Permian Resources Corp 4,235
189,784 Phillips 66 21,622
11,921 (a),(b) ProFrac Holding Corp 92
48,018 (a) ProPetro Holding Corp 448
112,319 Range Resources Corp 4,041
51,530 Ranger Energy Services, Inc 798
12,558 (a) Rex American Resources Corp 524
4,815 Riley Exploration Permian, Inc 154
44,313 (a),(b) Ring Energy, Inc 60
42,512 RPC, Inc 252

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
23,780 (a),(b) Sable Offshore Corp $ 545
16,291 SandRidge Energy, Inc 191
649,112 Schlumberger Ltd 24,887
18,385 Scorpio Tankers, Inc 914
12,227 (a) SEACOR Marine Holdings, Inc 80
24,929 (a) Seadrill Ltd 970
6,869 Select Water Solutions, Inc 91
45,041 SFL Corp Ltd 460
33,204 Sitio Royalties Corp 637
53,250 SM Energy Co 2,064
6,855 Solaris Oilfield Infrastructure, Inc 197
55,355 (a) Talos Energy, Inc 537
97,477 Targa Resources Corp 17,400
190,278 TechnipFMC plc 5,507
35,750 Teekay Corp Ltd 248
11,719 Teekay Tankers Ltd 466
66,939 (a) Tetra Technologies, Inc 240
8,745 Texas Pacific Land Corp 9,672
25,843 (a) Tidewater, Inc 1,414
339,662 (a),(b) Transocean Ltd 1,274
137,868 (a) Uranium Energy Corp 922
131,135 (a) Ur-Energy, Inc 151
29,976 Vaalco Energy, Inc 131
31,352 (a) Valaris Ltd 1,387
142,287 Valero Energy Corp 17,443
42,609 Viper Energy Partners LP 2,091
6,863 (a),(b) Vital Energy, Inc 212
13,021 (b) Vitesse Energy, Inc 326
50,011 (b) W&T Offshore, Inc 83
36,238 Weatherford International plc 2,596
556,822 Williams Cos, Inc 30,135
29,960 World Fuel Services Corp 824
TOTAL ENERGY 858,096
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
46,252 (b) Acadia Realty Trust 1,117
48,136 Agree Realty Corp 3,391
5,921 Alexander & Baldwin, Inc 105
1,329 Alexander's, Inc 266
83,569 Alexandria Real Estate Equities, Inc 8,152
6,783 Alpine Income Property Trust, Inc 114
5,188 American Assets Trust, Inc 136
67,717 American Healthcare REIT, Inc 1,925
145,461 American Homes 4 Rent 5,443
209,481 American Tower Corp 38,421
133,721 Americold Realty Trust, Inc 2,862
73,193 (a) Apartment Investment and Management Co 665
54,528 Apple Hospitality REIT, Inc 837
31,681 Armada Hoffler Properties, Inc 324
65,544 AvalonBay Communities, Inc 14,418
70,810 Boston Properties, Inc 5,265
35,081 (b) Braemar Hotels & Resorts, Inc 105
92,621 Brandywine Realty Trust 519
132,744 Brixmor Property Group, Inc 3,696
77,650 Broadstone Net Lease, Inc 1,232
6,068 BRT Apartments Corp 109
52,715 Camden Property Trust 6,117
82,417 CareTrust REIT, Inc 2,229
13,650 CBL & Associates Properties, Inc 401
9,060 Centerspace 599
28,285 Chatham Lodging Trust 253
21,833 City Office REIT, Inc 121
10,462 Clipper Realty, Inc 48

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
9,586 Community Healthcare Trust, Inc $ 184
35,647 Corporate Office Properties Trust 1,103
84,914 Cousins Properties, Inc 2,602
189,680 Crown Castle, Inc 17,215
11,994 CTO Realty Growth, Inc 236
110,271 CubeSmart 4,725
51,882 Curbline Properties Corp 1,205
114,160 DiamondRock Hospitality Co 1,031
146,968 Digital Realty Trust, Inc 26,062
136,618 Diversified Healthcare Trust 314
91,371 (b) Douglas Emmett, Inc 1,696
46,730 Easterly Government Properties, Inc 531
21,698 EastGroup Properties, Inc 3,482
82,308 Empire State Realty Trust, Inc 849
19,298 EPR Properties 855
43,450 Equinix, Inc 40,969
81,720 Equity Lifestyle Properties, Inc 5,443
170,825 Equity Residential 12,258
63,885 Essential Properties Realty Trust, Inc 1,998
29,289 Essex Property Trust, Inc 8,360
98,971 Extra Space Storage, Inc 14,806
19,962 (b) Farmland Partners, Inc 235
34,789 Federal Realty Investment Trust 3,895
53,571 First Industrial Realty Trust, Inc 2,686
41,086 Four Corners Property Trust, Inc 1,115
104,553 (b) Gaming and Leisure Properties, Inc 5,035
18,198 Getty Realty Corp 548
17,811 Gladstone Commercial Corp 289
11,325 Gladstone Land Corp 123
30,930 Global Medical REIT, Inc 239
90,865 Global Net Lease, Inc 663
202,313 Healthcare Realty Trust, Inc 3,429
352,355 Healthpeak Properties, Inc 7,142
46,362 Highwoods Properties, Inc 1,418
327,100 Host Hotels & Resorts Inc 5,731
80,595 Hudson Pacific Properties, Inc 244
115,925 (b) Independence Realty Trust, Inc 2,300
31,006 Industrial Logistics Properties Trust 113
12,344 Innovative Industrial Properties, Inc 823
34,736 InvenTrust Properties Corp 1,047
265,769 Invitation Homes, Inc 8,497
135,732 Iron Mountain, Inc 14,267
64,898 JBG SMITH Properties 998
63,758 Kilroy Realty Corp 2,579
298,129 Kimco Realty Corp 6,985
118,460 Kite Realty Group Trust 2,990
37,540 Lamar Advertising Co 4,570
144,484 Lexington Realty Trust 1,173
28,691 Lineage, Inc 1,680
19,960 LTC Properties, Inc 690
107,859 Macerich Co 2,149
4,144 Mack-Cali Realty Corp 69
283,531 (b) Medical Properties Trust, Inc 1,120
52,037 Mid-America Apartment Communities, Inc 8,043
19,457 (b) National Health Investors, Inc 1,348
73,513 National Retail Properties, Inc 3,003
38,309 National Storage Affiliates Trust 1,452
6,447 (a),(b) NET Lease Office Properties 201
21,654 (b) NETSTREIT Corp 306
16,378 NexPoint Diversified Real Estate Trust 100
12,730 NexPoint Residential Trust, Inc 532
108,572 Omega Healthcare Investors, Inc 4,109

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
9,166 One Liberty Properties, Inc $ 250
29,999 Orion Office REIT, Inc 111
77,734 Outfront Media, Inc 1,379
101,864 Paramount Group, Inc 503
84,337 Park Hotels & Resorts, Inc 1,187
14,178 (b) Peakstone Realty Trust 157
71,223 Pebblebrook Hotel Trust 965
59,852 Phillips Edison & Co, Inc 2,242
36,714 Piedmont Office Realty Trust, Inc 336
13,733 Plymouth Industrial REIT, Inc 244
9,072 Postal Realty Trust, Inc 118
40,727 PotlatchDeltic Corp 1,599
421,703 Prologis, Inc 44,574
73,025 Public Storage, Inc 21,867
50,001 Rayonier, Inc 1,305
386,238 Realty Income Corp 20,629
80,805 Regency Centers Corp 5,974
63,462 Retail Opportunity Investments Corp 1,102
98,830 Rexford Industrial Realty, Inc 3,821
30,023 RLJ Lodging Trust 307
28,461 Ryman Hospitality Properties, Inc 2,970
79,527 Sabra Health Care REIT, Inc 1,377
16,656 Safehold, Inc 308
6,451 Saul Centers, Inc 250
49,566 SBA Communications Corp 10,102
19,689 Service Properties Trust 50
145,270 Simon Property Group, Inc 25,017
25,941 SITE Centers Corp 397
28,363 SL Green Realty Corp 1,926
65,402 STAG Industrial, Inc 2,212
5,909 (a),(b) Star Holdings 58
73,018 Summit Hotel Properties, Inc 500
60,721 Sun Communities, Inc 7,467
117,301 Sunstone Hotel Investors, Inc 1,389
54,135 Tanger Factory Outlet Centers, Inc 1,848
44,584 Terreno Realty Corp 2,637
162,250 UDR, Inc 7,043
20,169 UMH Properties, Inc 381
121,658 Uniti Group, Inc 669
2,401 Universal Health Realty Income Trust 89
70,770 Urban Edge Properties 1,522
190,663 Ventas, Inc 11,228
465,353 VICI Properties, Inc 13,593
78,670 Vornado Realty Trust 3,307
46,196 Washington REIT 705
272,442 (d) Welltower, Inc 34,336
332,834 Weyerhaeuser Co 9,369
25,132 Whitestone REIT 356
95,747 WP Carey, Inc 5,216
62,184 Xenia Hotels & Resorts, Inc 924
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 604,646
FINANCIAL SERVICES - 8.2%
17,037 (a),(b) Acacia Research (Acacia Technologies) 74
8,101 (b) AFC Gamma, Inc 67
13,210 Affiliated Managers Group, Inc 2,443
110,488 (a) Affirm Holdings, Inc 6,729
14,120 AG. Mortgage Investment Trust, Inc 94
365,287 (b) AGNC Investment Corp 3,364
8,948 Alerus Financial Corp 172
129,820 Ally Financial, Inc 4,675
252,524 American Express Co 74,947
45,171 Ameriprise Financial, Inc 24,050

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
252,546 Annaly Capital Management, Inc $ 4,622
68,911 Apollo Commercial Real Estate Finance, Inc 597
234,569 Apollo Global Management, Inc 38,741
61,262 (b) Arbor Realty Trust, Inc 848
22,112 (b) Ares Commercial Real Estate Corp 130
83,713 Ares Management Corp 14,820
5,232 (b) ARMOUR Residential REIT, Inc 99
32,135 Artisan Partners Asset Management, Inc 1,383
2,420 (a) Atlanticus Holdings Corp 135
75,147 (a) AvidXchange Holdings, Inc 777
2,262 Banco Latinoamericano de Exportaciones S.A. (Class E) 80
329,278 Bank of New York Mellon Corp 25,298
826,142 (a) Berkshire Hathaway, Inc 374,474
166,153 BGC Group, Inc 1,505
66,078 BlackRock, Inc 67,737
87,301 (b) Blackstone Mortgage Trust, Inc 1,520
325,274 Blackstone, Inc 56,084
255,509 (a) Block, Inc 21,716
207,831 Blue Owl Capital, Inc 4,834
23,808 Bread Financial Holdings, Inc 1,454
23,450 Brightsphere Investment Group, Inc 618
46,061 BrightSpire Capital, Inc 260
93,115 Burford Capital Ltd 1,187
48,331 Cannae Holdings, Inc 960
31,787 (a) Cantaloupe, Inc 302
174,200 Capital One Financial Corp 31,063
106,775 Carlyle Group, Inc 5,391
10,596 Cass Information Systems, Inc 433
45,963 Cboe Global Markets, Inc 8,981
678,140 Charles Schwab Corp 50,189
7,850 (b) Chicago Atlantic Real Estate Finance, Inc 121
336 Chimera Investment Corp 5
47,158 Claros Mortgage Trust, Inc 213
159,818 CME Group, Inc 37,115
15,440 Cohen & Steers, Inc 1,426
88,833 (a) Coinbase Global, Inc 22,057
31,056 Compass Diversified Trust 717
111,781 Corebridge Financial, Inc 3,346
29,815 (a) Corpay, Inc 10,090
2,633 (a) Credit Acceptance Corp 1,236
3,677 (a) Dave, Inc 320
2,179 Diamond Hill Investment Group, Inc 338
69,755 DigitalBridge Group, Inc 787
114,969 Discover Financial Services 19,916
19,156 (a) Donnelley Financial Solutions, Inc 1,202
11,107 (b) Dynex Capital, Inc 140
17,423 (b) Ellington Financial, Inc 211
15,393 Enact Holdings, Inc 498
10,179 (a) Encore Capital Group, Inc 486
14,291 (a) Enova International, Inc 1,370
142,585 Equitable Holdings, Inc 6,726
39,551 Essent Group Ltd 2,153
22,022 (a) Euronet Worldwide, Inc 2,265
15,572 Evercore Partners, Inc (Class A) 4,316
31,074 EVERTEC, Inc 1,073
18,222 Factset Research Systems, Inc 8,752
4,507 Federal Agricultural Mortgage Corp 888
245,528 Fidelity National Information Services, Inc 19,831
17,545 FirstCash Holdings, Inc 1,818
254,716 (a) Fiserv, Inc 52,324
47,493 (a) Flywire Corp 979
55,325 (a),(b) Forge Global Holdings, Inc 51

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
23,368 Franklin BSP Realty Trust, Inc $ 293
108,864 Franklin Resources, Inc 2,209
23,172 GCM Grosvenor, Inc 284
113,270 Global Payments, Inc 12,693
138,354 Goldman Sachs Group, Inc 79,224
31,227 Granite Point Mortgage Trust, Inc 87
33,057 (a) Green Dot Corp 352
18,233 Hamilton Lane, Inc 2,699
41,845 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 1,123
25,893 Houlihan Lokey, Inc 4,497
9,245 (a) I3 Verticals, Inc 213
49,742 Interactive Brokers Group, Inc (Class A) 8,788
252,303 Intercontinental Exchange, Inc 37,596
13,645 (a) International Money Express, Inc 284
183,237 Invesco Ltd 3,203
10,073 (b) Invesco Mortgage Capital, Inc 81
33,491 Jack Henry & Associates, Inc 5,871
31,883 Jackson Financial, Inc 2,776
66,557 Janus Henderson Group plc 2,831
88,592 Jefferies Financial Group, Inc 6,946
304,658 KKR & Co, Inc 45,062
17,625 (b) KKR Real Estate Finance Trust, Inc 178
49,932 Ladder Capital Corp 559
54,468 Lazard, Inc 2,804
42,896 (a) LendingClub Corp 694
6,343 (a) LendingTree, Inc 246
33,428 LPL Financial Holdings, Inc 10,915
16,032 MarketAxess Holdings, Inc 3,624
222,577 (a) Marqeta, Inc 844
367,645 Mastercard, Inc (Class A) 193,591
8,062 Merchants Bancorp 294
46,018 MFA Financial, Inc 469
106,195 MGIC Investment Corp 2,518
33,380 Moelis & Co 2,466
3,965 (a) Moneylion, Inc 341
70,891 Moody's Corp 33,558
529,202 Morgan Stanley 66,531
10,544 Morningstar, Inc 3,551
22,316 (a) Mr Cooper Group, Inc 2,143
34,743 MSCI, Inc (Class A) 20,846
182,722 Nasdaq Stock Market, Inc 14,126
35,663 Navient Corp 474
34,496 (a) NCR Corp ATM 1,170
3,424 Nelnet, Inc (Class A) 366
13,129 (a) NerdWallet, Inc 175
18,284 (b) New York Mortgage Trust, Inc 111
11,601 (b) NewtekOne, Inc 148
38,864 (a) NMI Holdings, Inc 1,429
94,708 Northern Trust Corp 9,708
3,281 (a) Ocwen Financial Corp 101
52,599 OneMain Holdings, Inc 2,742
56,898 (a) Open Lending Corp 340
4,738 (b) Orchid Island Capital, Inc 37
21,454 P10, Inc 271
98,142 (a) Pagseguro Digital Ltd 614
26,821 Patria Investments Ltd 312
110,964 (a) Payoneer Global, Inc 1,114
452,030 (a) PayPal Holdings, Inc 38,581
18,818 (a) Paysafe Ltd 322
9,684 PennyMac Financial Services, Inc 989
47,765 PennyMac Mortgage Investment Trust 601
23,862 Perella Weinberg Partners 569

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
6,778 Piper Jaffray Cos $ 2,033
13,025 PJT Partners, Inc 2,055
24,781 (a) PRA Group, Inc 518
17,833 PROG Holdings, Inc 754
73,149 Radian Group, Inc 2,320
84,856 Raymond James Financial, Inc 13,181
19,953 (b) Ready Capital Corp 136
49,700 Redwood Trust, Inc 325
8,577 Regional Management Corp 291
68,799 (a) Remitly Global, Inc 1,553
42,004 (a) Repay Holdings Corp 320
161,458 Rithm Capital Corp 1,749
293,376 (a) Robinhood Markets, Inc 10,931
74,318 (a) Rocket Cos, Inc 837
140,857 S&P Global, Inc 70,151
47,565 SEI Investments Co 3,923
1,101 (a),(b) Sezzle, Inc 282
23,585 (a),(b) Shift4 Payments, Inc 2,448
4,705 Silvercrest Asset Management Group, Inc 86
103,622 SLM Corp 2,858
457,564 (a) SoFi Technologies, Inc 7,046
137,605 (b) Starwood Property Trust, Inc 2,608
138,853 State Street Corp 13,628
20,369 StepStone Group, Inc 1,179
46,329 Stifel Financial Corp 4,915
120,616 (a) StoneCo Ltd 961
9,432 (a) StoneX Group, Inc 924
2,700 (b) Sunrise Realty Trust, Inc 38
175,217 Synchrony Financial 11,389
100,704 T Rowe Price Group, Inc 11,389
208,402 (a) Toast, Inc 7,596
32,761 TPG RE Finance Trust, Inc 278
31,933 TPG, Inc 2,007
52,338 Tradeweb Markets, Inc 6,852
37,367 Two Harbors Investment Corp 442
37,848 (a),(b) Upstart Holdings, Inc 2,330
23,393 UWM Holdings Corp 137
19,179 Victory Capital Holdings, Inc 1,255
26,661 Virtu Financial, Inc 951
2,751 Virtus Investment Partners, Inc 607
710,532 Visa, Inc (Class A) 224,556
47,571 Voya Financial, Inc 3,274
12,277 Walker & Dunlop, Inc 1,193
19,189 Waterstone Financial, Inc 258
143,284 Western Union Co 1,519
18,658 (a) WEX, Inc 3,271
84,317 (b) WisdomTree, Inc 885
2,399 (a) World Acceptance Corp 270
165,480 XP, Inc 1,961
TOTAL FINANCIAL SERVICES 2,103,677
FOOD, BEVERAGE & TOBACCO - 2.2%
3,213 (b) Alico, Inc 83
762,135 Altria Group, Inc 39,852
219,123 Archer-Daniels-Midland Co 11,070
34,958 (b) B&G Foods, Inc (Class A) 241
31,483 (a),(b) Beyond Meat, Inc 118
5,121 (a) Boston Beer Co, Inc (Class A) 1,536
13,162 (a),(b) BRC, Inc 42
25,010 Brown-Forman Corp (Class A) 943
76,152 Brown-Forman Corp (Class B) 2,892
62,980 Bunge Global S.A. 4,897
11,455 Calavo Growers, Inc 292

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
22,629 Cal-Maine Foods, Inc $ 2,329
79,250 Campbell Soup Co 3,319
82,643 (a) Celsius Holdings, Inc 2,177
1,746,180 Coca-Cola Co 108,717
2,770 Coca-Cola Consolidated Inc 3,490
200,242 ConAgra Brands, Inc 5,557
72,501 Constellation Brands, Inc (Class A) 16,023
81,644 (a) Darling International, Inc 2,751
35,454 Dole plc 480
52,172 Flowers Foods, Inc 1,078
20,613 Fresh Del Monte Produce, Inc 685
20,694 (a) Freshpet, Inc 3,065
249,296 General Mills, Inc 15,898
46,022 (a),(b) Hain Celestial Group, Inc 283
68,086 Hershey Co 11,530
118,633 Hormel Foods Corp 3,721
26,446 Ingredion, Inc 3,638
8,046 J&J Snack Foods Corp 1,248
41,692 J.M. Smucker Co 4,591
5,780 John B Sanfilippo & Son, Inc 503
109,211 Kellogg Co 8,843
512,563 Keurig Dr Pepper, Inc 16,463
394,972 Kraft Heinz Co 12,130
66,946 Lamb Weston Holdings, Inc 4,474
9,131 Lancaster Colony Corp 1,581
8,891 (b) Limoneira Co 217
15,439 (a) MamaMancini's Holdings, Inc 123
112,841 McCormick & Co, Inc 8,603
9,193 (b) MGP Ingredients, Inc 362
20,226 (a) Mission Produce, Inc 291
79,682 Molson Coors Brewing Co (Class B) 4,567
607,897 Mondelez International, Inc 36,310
330,892 (a) Monster Beverage Corp 17,392
12,819 National Beverage Corp 547
618,085 PepsiCo, Inc 93,986
698,120 Philip Morris International, Inc 84,019
11,317 (a) Pilgrim's Pride Corp 514
20,596 (a) Post Holdings, Inc 2,357
73,667 Primo Brands Corp 2,267
127 Seaboard Corp 309
5,451 (a) Seneca Foods Corp 432
46,457 (a) Simply Good Foods Co 1,811
50,062 (a) SunOpta, Inc 385
29,630 (a) TreeHouse Foods, Inc 1,041
4,760 Turning Point Brands, Inc 286
127,338 Tyson Foods, Inc (Class A) 7,314
11,870 Universal Corp 651
32,173 Utz Brands, Inc 504
14,289 (a) Vita Coco Co, Inc 527
13,394 (a) Vital Farms, Inc 505
14,287 (a),(b) Westrock Coffee Co 92
29,685 (b) WK Kellogg Co 534
TOTAL FOOD, BEVERAGE & TOBACCO 562,486
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
781,743 Abbott Laboratories 88,423
40,295 (a) Acadia Healthcare Co, Inc 1,598
27,471 (a) Accolade, Inc 94
46,624 (a) Accuray, Inc 92
42,027 (a) AdaptHealth Corp 400
8,397 (a) Addus HomeCare Corp 1,053
137,773 (a) agilon health, Inc 262
35,682 (a) Align Technology, Inc 7,440

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
14,940 (a) Alignment Healthcare, Inc $ 168
31,277 (a) Alphatec Holdings, Inc 287
10,347 (a) Amedisys, Inc 939
74,163 AmerisourceBergen Corp 16,663
20,081 (a) AMN Healthcare Services, Inc 480
26,107 (a) Angiodynamics, Inc 239
16,786 (a) Apollo Medical Holdings, Inc 529
22,609 (a) AtriCure, Inc 691
26,266 (a) Avanos Medical, Inc 418
21,058 (a) Aveanna Healthcare Holdings, Inc 96
18,090 (a) Axogen, Inc 298
234,095 Baxter International, Inc 6,826
132,512 Becton Dickinson & Co 30,063
17,556 (a) Bioventus, Inc 184
662,086 (a) Boston Scientific Corp 59,138
25,383 (a),(b) BrightSpring Health Services, Inc 432
100,981 (a) Brookdale Senior Living, Inc 508
107,077 Cardinal Health, Inc 12,664
11,625 (a) Castle Biosciences, Inc 310
227,116 (a) Centene Corp 13,759
50,223 (a) Certara, Inc 535
71,510 (a) Cerus Corp 110
6,630 Chemed Corp 3,513
123,234 Cigna Group 34,030
40,329 (b) Concentra Group Holdings Parent, Inc 798
15,846 Conmed Corp 1,085
83,195 (a) Cooper Cos, Inc 7,648
14,442 (a) Corvel Corp 1,607
25,224 (a) Cross Country Healthcare, Inc 458
23,064 (a) CryoLife, Inc 659
579,547 CVS Health Corp 26,016
24,791 (a) DaVita, Inc 3,708
10,656 (a) Definitive Healthcare Corp 44
106,534 Dentsply Sirona, Inc 2,022
175,826 (a) DexCom, Inc 13,674
41,284 (a),(b) DocGo, Inc 175
49,456 (a) Doximity, Inc 2,640
274,305 (a) Edwards Lifesciences Corp 20,307
106,247 Elevance Health, Inc 39,195
30,207 Embecta Corp 624
44,802 Encompass Health Corp 4,137
27,101 (a) Enhabit, Inc 212
21,428 (a) Enovis Corp 940
23,145 Ensign Group, Inc 3,075
79,184 (a) Envista Holdings Corp 1,527
45,708 (a) Evolent Health, Inc 514
11,072 (a),(b) Fulgent Genetics, Inc 205
195,174 GE HealthCare Technologies, Inc 15,259
5,712 (a) GeneDx Holdings Corp 439
24,523 (a) Glaukos Corp 3,677
47,133 (a) Globus Medical, Inc 3,898
49,332 (a) Guardant Health, Inc 1,507
24,773 (a) Haemonetics Corp 1,934
84,724 HCA, Inc 25,430
24,393 (a) Health Catalyst, Inc 172
34,061 (a) HealthEquity, Inc 3,268
18,780 HealthStream, Inc 597
64,969 (a) Henry Schein, Inc 4,496
88,452 (a) Hims & Hers Health, Inc 2,139
100,055 (a) Hologic, Inc 7,213
56,642 Humana, Inc 14,371
10,885 (a) ICU Medical, Inc 1,689

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
36,544 (a) IDEXX Laboratories, Inc $ 15,109
24,734 (a) Inari Medical, Inc 1,263
9,354 (a) InfuSystem Holdings, Inc 79
38,335 (a) Inmode Ltd 640
10,000 (a) Innovage Holding Corp 39
12,244 (a) Inogen, Inc 112
13,280 (a) Inspire Medical Systems, Inc 2,462
31,059 (a) Insulet Corp 8,109
12,232 (a) Integer Holdings Corp 1,621
30,442 (a) Integra LifeSciences Holdings Corp 690
159,622 (a) Intuitive Surgical, Inc 83,316
3,653 iRadimed Corp 201
16,105 (a) iRhythm Technologies, Inc 1,452
7,427 (a),(b) Joint Corp 79
39,532 Labcorp Holdings, Inc 9,066
27,255 (a) Lantheus Holdings, Inc 2,438
9,523 LeMaitre Vascular, Inc 877
16,201 (a),(b) LifeMD, Inc 80
25,006 (a) LifeStance Health Group, Inc 184
26,810 (a) LivaNova plc 1,242
19,104 (a) Masimo Corp 3,158
58,884 McKesson Corp 33,559
575,045 Medtronic plc 45,935
28,011 (a) Merit Medical Systems, Inc 2,709
6,780 (a),(b) ModivCare, Inc 80
28,118 (a) Molina Healthcare, Inc 8,184
21,550 (a),(b) Nano-X Imaging Ltd 155
2,600 National Healthcare Corp 280
5,598 National Research Corp 99
110,527 (a),(b) Neogen Corp 1,342
58,635 (a) NeoGenomics, Inc 966
19,942 (a) Nevro Corp 74
56,233 (a) Novocure Ltd 1,676
23,061 (a) Omnicell, Inc 1,027
238,337 (a),(b) Opko Health, Inc 350
8,440 (a) OptimizeRx Corp 41
80,646 (a) Option Care Health, Inc 1,871
40,487 (a) OraSure Technologies, Inc 146
18,671 (a) Orthofix Medical, Inc 326
5,177 (a),(b) OrthoPediatrics Corp 120
31,294 (a) Owens & Minor, Inc 409
11,592 (a) PACS Group, Inc 152
23,637 (a),(b) Paragon 28, Inc 244
44,685 Patterson Cos, Inc 1,379
43,753 (a) Pediatrix Medical Group, Inc 574
17,723 (a) Pennant Group, Inc 470
17,918 (a) Penumbra, Inc 4,255
33,846 (a) Performant Financial Corp 102
20,801 (a) Phreesia, Inc 523
21,257 Premier, Inc 451
32,525 (a) Privia Health Group, Inc 636
13,124 (a) PROCEPT BioRobotics Corp 1,057
34,423 (a) Progyny, Inc 594
13,858 (a) Pulmonx Corp 94
8,661 (a),(b) Pulse Biosciences, Inc 151
48,948 Quest Diagnostics, Inc 7,384
26,154 (a) QuidelOrtho Corp 1,165
20,774 (a),(b) Quipt Home Medical Corp 63
25,914 (a) RadNet, Inc 1,810
67,394 (b) Resmed, Inc 15,412
10,559 (a) RxSight, Inc 363
24,729 (a),(b) Schrodinger, Inc 477

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
49,976 Select Medical Holdings Corp $ 942
2,256 (a) Semler Scientific, Inc 122
17,531 (a) SI-BONE, Inc 246
16,583 (a),(b) Sight Sciences, Inc 60
7,680 Simulations Plus, Inc 214
65,840 (a) Solventum Corp 4,349
26,141 (a) STAAR Surgical Co 635
45,324 STERIS plc 9,317
161,456 Stryker Corp 58,132
33,599 (a) Surgery Partners, Inc 711
10,275 (a) SurModics, Inc 407
10,460 (a) Tactile Systems Technology, Inc 179
57,840 (a) Talkspace, Inc 179
35,006 (a) Tandem Diabetes Care, Inc 1,261
80,556 (a) Teladoc Health, Inc 732
20,420 Teleflex, Inc 3,634
42,531 (a) Tenet Healthcare Corp 5,369
11,703 (a),(b) TransMedics Group, Inc 730
22,415 (a) Treace Medical Concepts, Inc 167
2,371 (a) UFP Technologies, Inc 580
414,326 UnitedHealth Group, Inc 209,591
27,197 Universal Health Services, Inc (Class B) 4,880
6,975 US Physical Therapy, Inc 619
2,349 Utah Medical Products, Inc 144
27,229 (a) Varex Imaging Corp 397
68,213 (a) Veeva Systems, Inc 14,342
17,155 (a) Viemed Healthcare, Inc 138
19,985 (a) Waystar Holding Corp 733
92,820 Zimmer Biomet Holdings, Inc 9,805
12,899 (a) Zimvie, Inc 180
10,840 (a),(b) Zynex, Inc 87
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,097,405
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
54,112 (a) BellRing Brands, Inc 4,077
7,431 (a),(b) Central Garden & Pet Co 288
29,455 (a) Central Garden and Pet Co (Class A) 973
104,367 Church & Dwight Co, Inc 10,928
51,356 Clorox Co 8,341
364,506 Colgate-Palmolive Co 33,137
159,439 (a) Coty, Inc 1,110
7,281 Edgewell Personal Care Co 245
24,917 (a) elf Beauty, Inc 3,128
32,288 Energizer Holdings, Inc 1,127
111,564 Estee Lauder Cos (Class A) 8,365
58,982 (a) Herbalife Ltd 395
37,814 (a) Honest Co, Inc 262
9,082 Inter Parfums, Inc 1,194
870,158 Kenvue, Inc 18,578
151,239 Kimberly-Clark Corp 19,818
6,191 (a),(b) Medifast, Inc 109
5,868 (a) Nature's Sunshine Products, Inc 86
27,121 Nu Skin Enterprises, Inc (Class A) 187
2,434 Oil-Dri Corp of America 213
43,357 (a) Olaplex Holdings, Inc 75
1,063,234 Procter & Gamble Co 178,251
8,085 Reynolds Consumer Products, Inc 218
13,172 Spectrum Brands Holdings, Inc 1,113
8,349 (a) USANA Health Sciences, Inc 300
10,102 (a),(b) Waldencast plc 41

SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
7,178 (b) WD-40 Co $ 1,742
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 294,301
INSURANCE - 2.2%
257,997 Aflac, Inc 26,687
117,500 Allstate Corp 22,653
32,424 (a) AMBAC Financial Group, Inc 410
29,095 American Financial Group, Inc 3,984
288,651 American International Group, Inc 21,014
13,468 Amerisafe, Inc 694
87,992 Aon plc 31,603
164,909 Arch Capital Group Ltd 15,229
20,818 Assurant, Inc 4,439
28,366 Assured Guaranty Ltd 2,553
30,658 Axis Capital Holdings Ltd 2,717
25,977 (a) Brighthouse Financial, Inc 1,248
109,755 Brown & Brown, Inc 11,197
25,189 (a) BRP Group, Inc 976
181,846 Chubb Ltd 50,244
68,973 Cincinnati Financial Corp 9,911
1,733 CNA Financial Corp 84
47,903 CNO Financial Group, Inc 1,782
7,812 Donegal Group, Inc (Class A) 121
6,714 Employers Holdings, Inc 344
4,741 (a) Enstar Group Ltd 1,527
17,723 Everest Re Group Ltd 6,424
9,274 F&G Annuities & Life, Inc 384
28,518 Fidelis Insurance Holdings Ltd 517
120,728 Fidelity National Financial, Inc 6,778
41,078 First American Financial Corp 2,565
111,058 Gallagher (Arthur J.) & Co 31,524
184,221 (a) Genworth Financial, Inc (Class A) 1,288
41,690 Globe Life, Inc 4,649
9,663 (a),(b) Goosehead Insurance, Inc 1,036
20,683 (a) Greenlight Capital Re Ltd (Class A) 290
7,468 (a) Hamilton Insurance Group Ltd 142
12,025 Hanover Insurance Group, Inc 1,860
129,567 Hartford Financial Services Group, Inc 14,175
3,092 (b) HCI Group, Inc 360
48,054 (a) Heritage Insurance Holdings, Inc 581
5,219 (a),(b) Hippo Holdings, Inc 140
2,942 Horace Mann Educators Corp 115
1,119 Investors Title Co 265
19,526 James River Group Holdings Ltd 95
20,821 Kemper Corp 1,383
10,502 Kinsale Capital Group, Inc 4,885
20,988 (a),(b) Lemonade, Inc 770
55,584 Lincoln National Corp 1,763
72,693 Loews Corp 6,156
46,136 (a),(b) Maiden Holdings Ltd 78
5,774 (a) Markel Corp 9,967
221,389 Marsh & McLennan Cos, Inc 47,025
26,174 (a),(b) MBIA, Inc 169
12,675 Mercury General Corp 843
269,881 Metlife, Inc 22,098
7,308 (a) NI Holdings, Inc 115
90,620 Old Republic International Corp 3,280
90,605 (a) Oscar Health, Inc 1,218
13,408 (a) Palomar Holdings, Inc 1,416
16,249 Primerica, Inc 4,410
109,545 Principal Financial Group 8,480
37,307 (a) ProAssurance Corp 594
264,454 Progressive Corp 63,366

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
161,997 Prudential Financial, Inc $ 19,201
29,828 Reinsurance Group of America, Inc (Class A) 6,372
22,258 RenaissanceRe Holdings Ltd 5,538
20,019 RLI Corp 3,300
4,047 (a) Root, Inc 294
42,415 Ryan Specialty Holdings, Inc 2,721
4,020 Safety Insurance Group, Inc 331
25,615 Selective Insurance Group, Inc 2,396
62,768 (a) Selectquote, Inc 233
8,398 (a) SiriusPoint Ltd 138
5,293 (a) Skyward Specialty Insurance Group, Inc 267
15,315 Stewart Information Services Corp 1,034
22,143 Tiptree, Inc 462
103,717 Travelers Cos, Inc 24,984
6,322 (a),(b) Trupanion, Inc 305
16,104 United Fire Group, Inc 458
11,311 (a) United Insurance Holdings Corp 152
22,402 Universal Insurance Holdings, Inc 472
83,611 Unum Group 6,106
138,009 W.R. Berkley Corp 8,076
1,280 White Mountains Insurance Group Ltd 2,490
45,352 Willis Towers Watson plc 14,206
TOTAL INSURANCE 560,157
MATERIALS - 2.3%
14,906 AdvanSix, Inc 425
100,922 Air Products & Chemicals, Inc 29,271
56,068 (b) Albemarle Corp 4,826
117,105 Alcoa Corp 4,424
58,071 (a) Allegheny Technologies, Inc 3,196
5,106 (a) Alpha Metallurgical Resources, Inc 1,022
675,486 Amcor plc 6,356
20,501 American Vanguard Corp 95
25,812 Aptargroup, Inc 4,055
491,853 (a) Arcadium Lithium plc 2,523
7,811 Arch Resources, Inc 1,103
74,922 Ardagh Metal Packaging S.A. 225
26,123 Ashland, Inc 1,867
35,606 (a) Aspen Aerogels, Inc 423
34,156 Avery Dennison Corp 6,392
49,682 Avient Corp 2,030
92,244 (a) Axalta Coating Systems Ltd 3,157
15,070 Balchem Corp 2,456
145,865 Ball Corp 8,042
46,136 Berry Global Group, Inc 2,984
23,466 Cabot Corp 2,143
8,054 Caledonia Mining Corp plc 76
20,942 Carpenter Technology Corp 3,554
52,229 Celanese Corp (Series A) 3,615
12,437 (a) Century Aluminum Co 227
84,697 CF Industries Holdings, Inc 7,226
59,993 Chemours Co 1,014
11,678 (a) Clearwater Paper Corp 348
230,842 (a) Cleveland-Cliffs, Inc 2,170
119,550 (a) Coeur Mining, Inc 684
53,154 Commercial Metals Co 2,636
20,319 Compass Minerals International, Inc 229
15,825 (a) Constellium SE 162
314,956 Corteva, Inc 17,940
305,782 CRH plc 28,291
52,888 Crown Holdings, Inc 4,373
324,853 Dow, Inc 13,036
187,475 DuPont de Nemours, Inc 14,295

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
14,143 Eagle Materials, Inc $ 3,490
54,856 Eastman Chemical Co 5,009
110,565 Ecolab, Inc 25,908
20,162 (a) Ecovyst, Inc 154
92,641 Element Solutions, Inc 2,356
50,802 FMC Corp 2,469
652,292 Freeport-McMoRan, Inc (Class B) 24,839
117,546 Graphic Packaging Holding Co 3,193
14,075 Greif, Inc (Class A) 860
3,993 Greif, Inc (Class B) 271
22,652 H.B. Fuller Co 1,529
7,483 Hawkins, Inc 918
290,099 Hecla Mining Co 1,424
85,574 Huntsman Corp 1,543
96,273 (a),(b) i-80 Gold Corp 47
21,966 (a) Ingevity Corp 895
11,273 Innospec, Inc 1,241
119,984 International Flavors & Fragrances, Inc 10,145
158,122 International Paper Co 8,510
6,735 (a) Intrepid Potash, Inc 148
23,280 (a),(b) Ivanhoe Electric, Inc 176
8,625 Kaiser Aluminum Corp 606
24,111 (a) Knife River Corp 2,451
15,231 Koppers Holdings, Inc 493
14,288 Kronos Worldwide, Inc 139
17,061 (a),(b) Lifezone Metals Ltd 119
215,985 (a) Linde plc 90,426
27,683 Louisiana-Pacific Corp 2,867
16,250 (a) LSB Industries, Inc 123
115,124 LyondellBasell Industries NV 8,550
27,434 Martin Marietta Materials, Inc 14,170
11,119 Materion Corp 1,099
25,012 (a),(b) Metals Acquisition Ltd 266
12,674 Minerals Technologies, Inc 966
144,298 Mosaic Co 3,547
39,809 (a),(b) MP Materials Corp 621
18,118 Myers Industries, Inc 200
1,686 NewMarket Corp 891
512,704 Newmont Goldcorp Corp 19,083
149,512 (a) Novagold Resources, Inc 498
112,510 Nucor Corp 13,131
59,953 (a) O-I Glass, Inc 650
62,167 Olin Corp 2,101
6,559 Olympic Steel, Inc 215
38,461 Orion S.A. 607
37,661 Packaging Corp of America 8,479
22,477 Pactiv Evergreen, Inc 393
62,456 (a) Perimeter Solutions, Inc 798
17,966 (a) Perpetua Resources Corp 192
8,901 (a),(b) Piedmont Lithium, Inc 78
103,786 PPG Industries, Inc 12,397
57,700 (a),(b) PureCycle Technologies, Inc 591
7,360 Quaker Chemical Corp 1,036
2,516 Ramaco Resources, Inc 25
11,495 Ramaco Resources, Inc 118
16,208 (a) Ranpak Holdings Corp 111
31,957 (a) Rayonier Advanced Materials, Inc 264
25,953 Reliance Steel & Aluminum Co 6,988
32,757 Royal Gold, Inc 4,319
57,694 RPM International, Inc 7,100
8,418 Ryerson Holding Corp 156
14,147 Schnitzer Steel Industries, Inc (Class A) 215

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
9,517 Schweitzer-Mauduit International, Inc $ 104
22,512 Scotts Miracle-Gro Co (Class A) 1,493
70,338 Sealed Air Corp 2,380
18,559 Sensient Technologies Corp 1,322
105,944 Sherwin-Williams Co 36,014
30,105 Silgan Holdings, Inc 1,567
238,387 Smurfit WestRock plc 12,839
36,841 Sonoco Products Co 1,800
38,927 Southern Copper Corp 3,547
109,335 SSR Mining, Inc 761
66,420 Steel Dynamics, Inc 7,576
8,132 Stepan Co 526
65,111 (a) Summit Materials, Inc 3,295
48,451 SunCoke Energy, Inc 518
17,918 Sylvamo Corp 1,416
29,755 (a),(b) TimkenSteel Corp 420
19,671 (a) Tredegar Corp 151
23,586 Trimas Corp 580
62,538 Tronox Holdings plc 630
6,785 United States Lime & Minerals, Inc 901
98,029 United States Steel Corp 3,332
4,209 (a) Universal Stainless & Alloy 185
60,968 Vulcan Materials Co 15,683
16,733 Warrior Met Coal, Inc 908
14,533 Westlake Chemical Corp 1,666
10,006 Worthington Steel, Inc 318
TOTAL MATERIALS 589,027
MEDIA & ENTERTAINMENT - 8.0%
41,683 (a) Advantage Solutions, Inc 122
2,187,761 Alphabet, Inc 416,637
2,653,503 Alphabet, Inc (Class A) 502,308
129,967 (a) AMC Entertainment Holdings, Inc 517
16,067 (a) AMC Networks, Inc 159
28,493 (a) Atlanta Braves Holdings, Inc 1,090
7,655 (a),(b) Atlanta Braves Holdings, Inc 312
7,354 (a),(b) Boston Omaha Corp 104
44,223 (a) Bumble, Inc 360
2,634 (b) Cable One, Inc 954
76,237 (a),(b) Cardlytics, Inc 283
30,315 (a) Cargurus, Inc 1,108
37,344 (a) Cars.com, Inc 647
42,069 (a) Charter Communications, Inc 14,420
58,982 (a) Cinemark Holdings, Inc 1,827
198,206 (a) Clear Channel Outdoor Holdings, Inc 272
1,711,003 Comcast Corp (Class A) 64,214
772 (a) Daily Journal Corp 438
70,447 (a),(b) EchoStar Corp (Class A) 1,613
115,784 Electronic Arts, Inc 16,939
50,932 Entravision Communications Corp (Class A) 120
40,961 (a) Eventbrite, Inc 138
8,345 (a) EverQuote, Inc 167
94,062 Fox Corp (Class A) 4,570
52,050 Fox Corp (Class B) 2,381
135,594 (a),(b) fuboTV, Inc 171
74,491 (a) Gannett Co, Inc 377
46,825 (a),(b) Getty Images Holdings, Inc 101
46,930 Gray Television, Inc 148
20,672 (a) Grindr, Inc 369
42,355 (a) IAC, Inc 1,827
3,559 (a),(b) Ibotta, Inc 232
27,196 (a) IMAX Corp 696
50,401 (a) Innovid Corp 156

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
16,911 (a) Integral Ad Science Holding Corp $ 177
183,140 Interpublic Group of Cos, Inc 5,132
23,547 John Wiley & Sons, Inc (Class A) 1,029
49,324 (a) Liberty Broadband Corp 3,687
5,960 (a) Liberty Broadband Corp (Class A) 443
6,884 (a) Liberty Media Corp-Liberty Formula One (Class A) 578
90,959 (a) Liberty Media Corp-Liberty Formula One (Class C) 8,428
9,028 (a) Liberty Media Corp-Liberty Live (Class A) 601
22,561 (a) Liberty Media Corp-Liberty Live (Class C) 1,535
37,150 (a),(b) Lions Gate Entertainment Corp (Class A) 317
71,817 (a) Lions Gate Entertainment Corp (Class B) 542
71,776 (a) Live Nation, Inc 9,295
13,156 (a) Madison Square Garden Entertainment Corp 468
6,731 (a) Madison Square Garden Sports Corp 1,519
61,168 (a) Magnite, Inc 974
14,211 Marcus Corp 306
112,935 (a) Match Group, Inc 3,694
9,561 (a) MediaAlpha, Inc 108
987,832 Meta Platforms, Inc 578,385
33,263 (a) National CineMedia, Inc 221
192,913 (a) NetFlix, Inc 171,947
73,578 New York Times Co (Class A) 3,830
162,735 News Corp (Class A) 4,482
40,442 News Corp (Class B) 1,231
14,548 Nexstar Media Group, Inc 2,298
73,273 (a) Nextdoor Holdings, Inc 174
83,564 Omnicom Group, Inc 7,190
20,470 (a) Outbrain, Inc 147
4,594 Paramount Global (Class A) 102
305,131 Paramount Global (Class B) 3,192
277,011 (a) Pinterest, Inc 8,033
40,614 (a) Playstudios, Inc 76
42,908 Playtika Holding Corp 298
21,386 (a) PubMatic, Inc 314
20,643 (a) QuinStreet, Inc 476
227,072 (a) ROBLOX Corp 13,138
57,130 (a) Roku, Inc 4,247
19,984 Scholastic Corp 426
13,499 Shutterstock, Inc 410
11,690 Sinclair, Inc 189
122,291 (b) Sirius XM Holdings, Inc 2,788
13,156 (a),(b) Sphere Entertainment Co 530
65,920 (a) Spotify Technology S.A. 29,491
33,238 (a) Stagwell, Inc 219
77,842 (a) Take-Two Interactive Software, Inc 14,329
12,153 (a) TechTarget, Inc 241
58,775 TEGNA, Inc 1,075
13,027 (a) Thryv Holdings, Inc 193
37,058 (a) TKO Group Holdings, Inc 5,266
56,597 (a) TripAdvisor, Inc 836
44,667 (a) TrueCar, Inc 167
27,031 (a),(b) Trump Media & Technology Group Corp 922
68,763 (a) Vimeo, Inc 440
12,686 (a),(b) Vivid Seats, Inc 59
818,660 Walt Disney Co 91,158
1,098,789 (a) Warner Bros Discovery, Inc 11,614
28,599 (a) WideOpenWest, Inc 142
41,665 (a) Yelp, Inc 1,612
23,417 (a) Ziff Davis, Inc 1,272
40,960 (a) ZipRecruiter, Inc 297

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
141,765 (a) ZoomInfo Technologies, Inc $ 1,490
TOTAL MEDIA & ENTERTAINMENT 2,039,557
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
45,940 (a) 10X Genomics, Inc 660
11,229 (a),(b) 2seventy bio, Inc 33
22,403 (a) 4D Molecular Therapeutics, Inc 125
30,587 (a) 89bio, Inc 239
799,954 AbbVie, Inc 142,152
37,660 (a),(b) Absci Corp 99
46,492 (a) Acadia Pharmaceuticals, Inc 853
34,596 (a) ACELYRIN, Inc 109
12,987 (a) Actinium Pharmaceuticals, Inc 16
59,774 (a) Adaptive Biotechnologies Corp 358
33,132 (a),(b) ADC Therapeutics S.A. 66
95,244 (a) ADMA Biologics, Inc 1,633
129,435 Agilent Technologies, Inc 17,388
34,493 (a) Agios Pharmaceuticals, Inc 1,133
98,139 (a) Akebia Therapeutics, Inc 186
22,177 (a) Akero Therapeutics, Inc 617
23,019 (a) Aldeyra Therapeutics, Inc 115
31,429 (a) Alector, Inc 59
87,531 (a) Alkermes plc 2,517
28,864 (a),(b) Allogene Therapeutics, Inc 61
56,107 (a) Alnylam Pharmaceuticals, Inc 13,202
24,706 (a),(b) Altimmune, Inc 178
9,675 (a),(b) ALX Oncology Holdings, Inc 16
243,623 Amgen, Inc 63,498
151,298 (a) Amicus Therapeutics, Inc 1,425
53,162 (a) Amneal Pharmaceuticals, Inc 421
14,523 (a) Amphastar Pharmaceuticals, Inc 539
12,566 (a) AnaptysBio, Inc 166
30,524 (a),(b) Anavex Life Sciences Corp 328
5,767 (a) ANI Pharmaceuticals, Inc 319
10,943 (a) Anika Therapeutics, Inc 180
94,340 (a) Annexon, Inc 484
46,610 (a) Apellis Pharmaceuticals, Inc 1,487
19,643 (a) Apogee Therapeutics, Inc 890
44,996 (a),(b) Applied Therapeutics, Inc 38
35,056 (a),(b) Aquestive Therapeutics, Inc 125
55,373 (a) Arbutus Biopharma Corp 181
15,098 (a) Arcellx, Inc 1,158
7,756 (a),(b) Arcturus Therapeutics Holdings, Inc 132
20,717 (a) Arcus Biosciences, Inc 308
12,294 (a) Arcutis Biotherapeutics, Inc 171
105,254 (a) Ardelyx, Inc 534
4,638 (a),(b) ArriVent Biopharma, Inc 124
55,310 (a) Arrowhead Pharmaceuticals, Inc 1,040
23,136 (a),(b) ARS Pharmaceuticals, Inc 244
23,815 (a) Arvinas, Inc 456
197 (a) Astria Therapeutics, Inc 2
35,244 (a) Atea Pharmaceuticals, Inc 118
9,389 (a) Aura Biosciences, Inc 77
68,772 (a) Aurinia Pharmaceuticals, Inc 618
43,102 (a) Avadel Pharmaceuticals plc 453
318,550 (a) Avantor, Inc 6,712
33,858 (a) Avid Bioservices, Inc 418
55,930 (a) Avidity Biosciences, Inc 1,626
12,422 (a),(b) Avita Medical, Inc 159
15,727 (a) Axsome Therapeutics, Inc 1,331
25,636 (a),(b) Beam Therapeutics, Inc 636
97,016 (a) BioCryst Pharmaceuticals, Inc 730
63,985 (a) Biogen, Inc 9,785

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
34,983 (a) Biohaven Ltd $ 1,307
13,317 (a) BioLife Solutions, Inc 346
93,702 (a) BioMarin Pharmaceutical, Inc 6,159
9,809 (a),(b) Biomea Fusion, Inc 38
10,456 (a) Bio-Rad Laboratories, Inc (Class A) 3,435
12,720 (a) Biote Corp 79
78,368 Bio-Techne Corp 5,645
17,551 (a),(b) Black Diamond Therapeutics, Inc 38
31,927 (a) Blueprint Medicines Corp 2,785
58,721 (a) Bridgebio Pharma, Inc 1,611
918,601 Bristol-Myers Squibb Co 51,956
26,921 (a),(b) Brooks Automation, Inc 1,346
47,870 Bruker BioSciences Corp 2,806
27,672 (a),(b) C4 Therapeutics, Inc 100
11,526 (a),(b) Cabaletta Bio, Inc 26
27,306 (a) CareDx, Inc 585
10,249 (a),(b) Cargo Therapeutics, Inc 148
17,393 (a),(b) Caribou Biosciences, Inc 28
20,876 (a),(b) Cassava Sciences, Inc 49
50,782 (a) Catalyst Pharmaceuticals, Inc 1,060
8,603 (a),(b) Celcuity, Inc 113
21,395 (a) Celldex Therapeutics, Inc 541
30,809 (a) CG oncology, Inc 884
25,265 (a) Charles River Laboratories International, Inc 4,664
28,644 (a),(c) Chinook Therapeutics, Inc 11
23,538 (a) Codexis, Inc 112
22,858 (a) Cogent Biosciences, Inc 178
16,286 (a) Collegium Pharmaceutical, Inc 467
45,293 (a),(b) Compass Therapeutics, Inc 66
4,745 (a),(b) Corbus Pharmaceuticals Holdings, Inc 56
33,186 (a) Corcept Therapeutics, Inc 1,672
22,299 (a),(b) CorMedix, Inc 181
38,468 (a) Crinetics Pharmaceuticals, Inc 1,967
22,130 (a) CryoPort, Inc 172
7,345 (a) Cullinan Oncology, Inc 89
51,177 (a),(b) Cytek Biosciences, Inc 332
42,716 (a) Cytokinetics, Inc 2,009
291,306 Danaher Corp 66,869
11,974 (a),(b) Day One Biopharmaceuticals, Inc 152
49,642 (a) Denali Therapeutics, Inc 1,012
14,200 (a),(b) Design Therapeutics, Inc 88
3,831 (a) Disc Medicine, Inc 243
58,823 (a) Dynavax Technologies Corp 751
38,158 (a) Dyne Therapeutics, Inc 899
20,243 (a) Edgewise Therapeutics, Inc 540
35,681 (a),(b) Editas Medicine, Inc 45
242,401 (a) Elanco Animal Health, Inc 2,935
361,891 Eli Lilly & Co 279,380
11,786 (a) Enanta Pharmaceuticals, Inc 68
11,571 (a),(b) Enliven Therapeutics, Inc 260
10,600 (a) Entrada Therapeutics, Inc 183
33,527 (a) Erasca, Inc 84
88,737 (a),(b) Esperion Thereapeutics, Inc 195
17,590 (a) Evolus, Inc 194
88,922 (a),(b) Exact Sciences Corp 4,996
133,902 (a) Exelixis, Inc 4,459
12,962 (a),(b) EyePoint Pharmaceuticals, Inc 97
42,216 (a) Fate Therapeutics, Inc 70
141,270 (a),(b) Fluidigm Corp 247
10,305 (a) Foghorn Therapeutics, Inc 49
45,181 (a) Fortrea Holdings, Inc 843
2,881 (a) Frequency Therapeutics, Inc 110

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
29,069 (a) Fulcrum Therapeutics, Inc $ 137
23,909 (a) Generation Bio Co 25
245,957 (a) Geron Corp 871
568,078 Gilead Sciences, Inc 52,473
13,132 (a),(b) GRAIL, Inc 234
53,640 (a) Halozyme Therapeutics, Inc 2,564
12,195 (a) Harmony Biosciences Holdings, Inc 420
12,872 (a) Harrow Health, Inc 432
19,354 (a) Harvard Bioscience, Inc 41
6,489 (a),(b) Heron Therapeutics, Inc 10
76,480 (a),(b) Humacyte, Inc 386
31,278 (a) Ideaya Biosciences, Inc 804
2,211 (a),(b) IGM Biosciences, Inc 13
72,717 (a) Illumina, Inc 9,717
34,968 (a),(b) ImmunityBio, Inc 89
23,979 (a),(b) Immunome, Inc 255
19,494 (a) Immunovant, Inc 483
73,275 (a) Incyte Corp 5,061
3,807 (a) Inhibrx Biosciences, Inc 59
15,231 (a),(c) Inhibrx, Inc 10
34,523 (a) Innoviva, Inc 599
12,024 (a) Inovio Pharmaceuticals, Inc 22
16,918 (a),(b) Inozyme Pharma, Inc 47
72,421 (a) Insmed, Inc 5,000
34,856 (a),(b) Intellia Therapeutics, Inc 406
46,963 (a) Intra-Cellular Therapies, Inc 3,922
68,224 (a) Ionis Pharmaceuticals, Inc 2,385
109,007 (a) Iovance Biotherapeutics, Inc 807
81,253 (a) IQVIA Holdings, Inc 15,967
95,014 (a) Ironwood Pharmaceuticals, Inc 421
11,046 (a) iTeos Therapeutics, Inc 85
8,802 (a) Janux Therapeutics, Inc 471
5,318 (a),(b) Jasper Therapeutics, Inc 114
28,814 (a) Jazz Pharmaceuticals plc 3,548
1,086,046 Johnson & Johnson 157,064
10,666 (a) KalVista Pharmaceuticals, Inc 90
8,516 (a) Keros Therapeutics, Inc 135
11,321 (a) Kiniksa Pharmaceuticals Ltd 224
18,276 (a) Kodiak Sciences, Inc 182
9,785 (a) Krystal Biotech, Inc 1,533
31,598 (a) Kura Oncology, Inc 275
15,771 (a) Kymera Therapeutics, Inc 634
69,606 (a),(b) Larimar Therapeutics, Inc 269
5,908 (b) LENZ Therapeutics, Inc 171
4,815 (a),(b) Lexeo Therapeutics, Inc 32
30,110 (a),(b) Lexicon Pharmaceuticals, Inc 22
8,586 (a) Ligand Pharmaceuticals, Inc (Class B) 920
65,652 (a),(b) Lineage Cell Therapeutics, Inc 33
24,455 (a),(b) Liquidia Corp 288
77,816 (a),(b) Lyell Immunopharma, Inc 50
32,187 (a) MacroGenics, Inc 105
8,182 (a),(b) Madrigal Pharmaceuticals, Inc 2,525
11,133 (a),(b) Magenta Therapeutics, Inc 243
94,899 (a) MannKind Corp 610
54,984 (a) Maravai LifeSciences Holdings, Inc 300
51,230 (a),(b) MaxCyte, Inc 213
11,925 (a) Medpace Holdings, Inc 3,962
10,086 (a) MeiraGTx Holdings plc 61
1,146,607 Merck & Co, Inc 114,064
2,255 Mesa Laboratories, Inc 297
9,513 (a) Mettler-Toledo International, Inc 11,641
60,615 (a) MiMedx Group, Inc 583

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
33,765 (a),(b) Mind Medicine MindMed, Inc $ 235
7,068 (a) Mineralys Therapeutics, Inc 87
8,147 (a) Mirum Pharmaceuticals, Inc 337
151,753 (a) Moderna, Inc 6,310
14,704 (a),(b) Monte Rosa Therapeutics, Inc 102
46,607 (a) Myriad Genetics, Inc 639
51,554 (a) Natera, Inc 8,161
25,317 (a) Nautilus Biotechnology, Inc 42
84,671 (a) Nektar Therapeutics 79
39,443 (a),(b) Neumora Therapeutics, Inc 418
45,814 (a) Neurocrine Biosciences, Inc 6,254
4,815 (a),(b) Neurogene, Inc 110
9,374 (a),(b) Nkarta, Inc 23
45,159 (a),(b) Novavax, Inc 363
17,085 (a) Nurix Therapeutics, Inc 322
10,256 (a) Nuvalent, Inc 803
35,946 (a) Nuvation Bio, Inc 96
119,984 (a),(b) Ocugen, Inc 97
48,855 (a),(b) Ocular Therapeutix, Inc 417
13,370 (a),(b) Olema Pharmaceuticals, Inc 78
26,439 (a),(b) Omeros Corp 261
3,255 (a),(c) OmniAb Operations, Inc 0 ^
3,255 (a),(c) OmniAb Operations, Inc 0 ^
42,012 (a),(b) OmniAb, Inc 149
13,691 (a) Organogenesis Holdings, Inc 44
99,908 Organon & Co 1,491
19,543 (a) ORIC Pharmaceuticals, Inc 158
29,936 (a) Ovid therapeutics, Inc 28
23,821 (a) Pacira BioSciences, Inc 449
7,281 (a) PepGen, Inc 28
59,289 PerkinElmer, Inc 6,617
48,417 Perrigo Co plc 1,245
21,996 (a),(b) Perspective Therapeutics, Inc 70
2,555,858 Pfizer, Inc 67,807
456 (a),(b) Phathom Pharmaceuticals, Inc 4
12,927 Phibro Animal Health Corp 271
27,964 (a) Pliant Therapeutics, Inc 368
32,424 (a) Poseida Therapeutics, Inc 311
8,041 (a) Praxis Precision Medicines, Inc 619
39,456 (a),(b) Precigen, Inc 44
24,486 (a) Prestige Consumer Healthcare, Inc. 1,912
19,579 (a),(b) Prime Medicine, Inc 57
30,525 (a),(b) ProKidney Corp 52
22,557 (a) Protagonist Therapeutics, Inc 871
18,603 (a) Prothena Corp plc 258
37,990 (a) PTC Therapeutics, Inc 1,715
15,918 (a),(b) Q32 Bio, Inc 55
91,391 QIAGEN NV 4,070
16,838 (a) Quanterix Corp 179
46,832 (a),(b) Quantum-Si, Inc 126
6,533 (a),(b) RAPT Therapeutics, Inc 10
66,632 (a),(b) Recursion Pharmaceuticals, Inc 450
47,673 (a) Regeneron Pharmaceuticals, Inc 33,959
19,715 (a) REGENXBIO, Inc 152
31,945 (a) Relay Therapeutics, Inc 132
26,192 (a) Repligen Corp 3,770
10,254 (a) Replimune Group, Inc 124
33,815 (a) Revance Therapeutics, Inc 103
71,048 (a) REVOLUTION Medicines, Inc 3,108
25,414 (a) Rhythm Pharmaceuticals, Inc 1,423
20,281 (a) Rocket Pharmaceuticals, Inc 255
178,841 (a) Roivant Sciences Ltd 2,116

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
165,226 Royalty Pharma plc $ 4,215
28,225 (a) Sage Therapeutics, Inc 153
46,510 (a),(b) Sana Biotechnology, Inc 76
41,917 (a) Sarepta Therapeutics, Inc 5,097
38,005 (a) Savara, Inc 117
34,696 (a) Scholar Rock Holding Corp 1,500
14,352 (a),(b) scPharmaceuticals, Inc 51
3,372 (a),(b) Selecta Biosciences, Inc 60
35,191 SIGA Technologies, Inc 211
10,251 (a) Soleno Therapeutics, Inc 461
99,083 (a),(b),(c) Sorrento Therapeutics, Inc 42
43,033 (a) Sotera Health Co 589
35,381 (a),(b) SpringWorks Therapeutics, Inc 1,278
16,178 (a),(b) Spyre Therapeutics, Inc 377
10,464 (a) Stoke Therapeutics, Inc 115
21,189 (a),(b) Summit Therapeutics, Inc 378
26,807 (a) Supernus Pharmaceuticals, Inc 969
15,843 (a) Sutro Biopharma, Inc 29
24,529 (a) Syndax Pharmaceuticals, Inc 324
23,918 (a) Tango Therapeutics, Inc 74
9,396 (a) Tarsus Pharmaceuticals, Inc 520
75,209 (a),(b) Taysha Gene Therapies, Inc 130
22,763 (a) Tenaya Therapeutics, Inc 33
21,241 (a) Terns Pharmaceuticals, Inc 118
69,942 (a),(b) TG Therapeutics, Inc 2,105
29,259 (a) Theravance Biopharma, Inc 275
172,174 Thermo Fisher Scientific, Inc 89,570
9,283 (a),(b) Third Harmonic Bio, Inc 95
10,802 (a),(b) Tourmaline Bio, Inc 219
25,726 (a) Travere Therapeutics, Inc 448
17,957 (a) TScan Therapeutics, Inc 55
26,284 (a) Twist Bioscience Corp 1,221
6,957 (a),(b) Tyra Biosciences, Inc 97
33,751 (a) Ultragenyx Pharmaceutical, Inc 1,420
20,495 (a) United Therapeutics Corp 7,231
9,811 (a),(b) UroGen Pharma Ltd 104
31,395 (a) Vanda Pharmaceuticals, Inc 150
54,763 (a) Vaxcyte, Inc 4,483
30,037 (a) Ventyx Biosciences, Inc 66
4,186 (a) Vera Therapeutics, Inc 177
36,815 (a) Veracyte, Inc 1,458
24,994 (a) Vericel Corp 1,372
118,228 (a) Vertex Pharmaceuticals, Inc 47,610
23,209 (a) Verve Therapeutics, Inc 131
526,128 Viatris, Inc 6,550
47,438 (a),(b) Viking Therapeutics, Inc 1,909
32,800 (a) Vir Biotechnology, Inc 241
16,873 (a) Viridian Therapeutics, Inc 323
15,628 (a) Voyager Therapeutics, Inc 89
26,906 (a) Waters Corp 9,982
29,537 (a) WaVe Life Sciences Ltd 365
32,717 West Pharmaceutical Services, Inc 10,717
27,098 (a) Xencor, Inc 623
67,913 (a) Xeris Biopharma Holdings, Inc 230
3,848 (a),(b) XOMA Corp 101
19,065 (a),(b) Y-mAbs Therapeutics, Inc 149
18,143 (a) Zentalis Pharmaceuticals, Inc 55
17,404 (a),(b) Zevra Therapeutics, Inc 145
210,281 Zoetis, Inc 34,261

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
26,472 (a) Zymeworks, Inc $ 388
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,542,128
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
62,854 (a) Anywhere Real Estate, Inc 207
136,520 (a) CBRE Group, Inc 17,924
133,621 (a) Compass, Inc 782
192,612 (a) CoStar Group, Inc 13,789
66,192 (a) Cushman & Wakefield plc 866
28,436 (b) eXp World Holdings, Inc 327
425 (a) Forestar Group, Inc 11
9,884 (a) FRP Holdings, Inc 303
16,878 (a) Howard Hughes Holdings, Inc 1,298
20,866 (a) Jones Lang LaSalle, Inc 5,282
44,610 Kennedy-Wilson Holdings, Inc 446
11,498 Marcus & Millichap, Inc 440
81,428 Newmark Group, Inc 1,043
228,590 (a),(b) Opendoor Technologies, Inc 366
13,117 (a) Re/Max Holdings, Inc 140
44,481 (a),(b) Real Brokerage, Inc 205
57,095 (a) Redfin Corp 449
5,123 RMR Group, Inc 106
1,875 (a) Seaport Entertainment Group, Inc 52
18,561 St. Joe Co 834
3,112 (a) Stratus Properties, Inc 65
12,164 (a) Tejon Ranch Co 193
20,587 (a) Zillow Group, Inc (Class A) 1,458
74,688 (a) Zillow Group, Inc (Class C) 5,531
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 52,117
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.1%
24,578 (a),(b) ACM Research, Inc 371
722,806 (a) Advanced Micro Devices, Inc 87,308
12,826 (a),(b) Aehr Test Systems 213
26,133 (a) Allegro MicroSystems, Inc 571
15,539 (a) Alpha & Omega Semiconductor Ltd 575
19,074 (a) Ambarella, Inc 1,387
55,705 Amkor Technology, Inc 1,431
222,628 Analog Devices, Inc 47,299
374,803 Applied Materials, Inc 60,954
48,719 (a),(b) Astera Labs, Inc 6,453
16,075 (a) Axcelis Technologies, Inc 1,123
2,050,010 Broadcom, Inc 475,274
15,710 (a) Ceva, Inc 496
20,067 (a) Cirrus Logic, Inc 1,998
26,675 (a) Cohu, Inc 712
51,954 (a) Credo Technology Group Holding Ltd 3,492
23,788 (a) Diodes, Inc 1,467
58,530 (a) Enphase Energy, Inc 4,020
64,526 Entegris, Inc 6,392
48,242 (a) First Solar, Inc 8,502
30,004 (a) Formfactor, Inc 1,320
39,047 (a),(b) GLOBALFOUNDRIES, Inc 1,675
15,133 (a) Ichor Holdings Ltd 488
8,061 (a) Impinj, Inc 1,171
51,148 (a),(b) indie Semiconductor, Inc 207
1,928,870 Intel Corp 38,674
60,576 KLA Corp 38,170
26,815 Kulicke & Soffa Industries, Inc 1,251
579,468 Lam Research Corp 41,855
68,594 (a) Lattice Semiconductor Corp 3,886
19,536 (a) MACOM Technology Solutions Holdings, Inc 2,538
384,617 Marvell Technology, Inc 42,481
38,172 (a) MaxLinear, Inc 755

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
251,780 Microchip Technology, Inc $ 14,440
502,696 Micron Technology, Inc 42,307
33,135 MKS Instruments, Inc 3,459
21,877 Monolithic Power Systems, Inc 12,945
50,806 (a),(b) Navitas Semiconductor Corp 181
2,338 NVE Corp 190
10,550,495 Nvidia Corp 1,416,826
197,725 (a) ON Semiconductor Corp 12,467
21,454 (a) Onto Innovation, Inc 3,576
20,605 (a) PDF Solutions, Inc 558
29,998 (a) Photronics, Inc 707
25,919 Power Integrations, Inc 1,599
40,211 (a) Qorvo, Inc 2,812
502,056 QUALCOMM, Inc 77,126
53,820 (a) Rambus, Inc 2,845
70,556 (a),(b) Rigetti Computing, Inc 1,077
23,131 (a) Semtech Corp 1,431
15,676 (a) Silicon Laboratories, Inc 1,947
7,023 (a) SiTime Corp 1,507
12,927 (a) SkyWater Technology, Inc 178
68,458 Skyworks Solutions, Inc 6,071
15,494 (a) SMART Global Holdings, Inc 297
19,257 (a) Synaptics, Inc 1,470
70,711 Teradyne, Inc 8,904
410,829 Texas Instruments, Inc 77,035
23,500 (a) Ultra Clean Holdings 845
20,752 Universal Display Corp 3,034
25,957 (a) Veeco Instruments, Inc 696
62,345 (a),(b) Wolfspeed, Inc 415
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,581,454
SOFTWARE & SERVICES - 11.7%
65,506 (a) 8x8, Inc 175
32,215 A10 Networks, Inc 593
281,426 Accenture plc 99,003
51,028 (a) ACI Worldwide, Inc 2,649
57,275 (b) Adeia, Inc 801
200,166 (a) Adobe, Inc 89,010
11,056 (a) Agilysys, Inc 1,456
70,255 (a) Akamai Technologies, Inc 6,720
26,945 (a) Alarm.com Holdings, Inc 1,638
15,192 (a) Alkami Technology, Inc 557
24,769 (a) Altair Engineering, Inc 2,703
51,231 Amdocs Ltd 4,362
15,720 American Software, Inc (Class A) 174
28,669 (a) Amplitude, Inc 302
38,604 (a) Ansys, Inc 13,022
9,509 (a) Appfolio, Inc 2,346
20,140 (a) Appian Corp 664
33,758 (a),(b) Applied Digital Corp 258
118,372 (a) AppLovin Corp 38,332
13,197 (a) Arteris, Inc 135
40,356 (a) Asana, Inc 818
19,073 (a) ASGN, Inc 1,590
11,089 (a) Aspentech Corp 2,768
69,897 (a) Atlassian Corp Ltd 17,012
392,127 (a) Aurora Innovation, Inc 2,470
97,369 (a) Autodesk, Inc 28,779
66,029 (a) AvePoint, Inc 1,090
19,045 (a) Backblaze, Inc 115
65,819 Bentley Systems, Inc 3,074
24,476 (a) BigCommerce Holdings, Inc 150
49,304 (a) BILL Holdings, Inc 4,177

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
36,478 (a) Bit Digital, Inc $ 107
17,422 (a) Blackbaud, Inc 1,288
29,853 (a) BlackLine, Inc 1,814
108,065 (a) Blend Labs, Inc 455
66,925 (a) Box, Inc 2,115
17,121 (a) Braze, Inc 717
29,086 (a),(b) C3.ai, Inc 1,001
122,207 (a) Cadence Design Systems, Inc 36,718
161,339 (a) CCC Intelligent Solutions Holdings, Inc 1,893
22,039 (a),(b) Cerence, Inc 173
80,624 (a) Cipher Mining, Inc 374
82,383 (a),(b) Cleanspark, Inc 759
31,897 (b) Clear Secure, Inc 850
65,042 (a) Clearwater Analytics Holdings, Inc 1,790
136,887 (a) Cloudflare, Inc 14,740
222,916 Cognizant Technology Solutions Corp (Class A) 17,142
20,876 (a) Commvault Systems, Inc 3,150
113,585 (a) Confluent, Inc 3,176
7,805 (a) Consensus Cloud Solutions, Inc 186
83,149 (a) Core Scientific, Inc 1,168
13,583 (a) Couchbase, Inc 212
102,281 (a) Crowdstrike Holdings, Inc 34,996
6,968 (a) CS Disco, Inc 35
134,306 (a) Datadog, Inc 19,191
7,264 (a),(b) Digimarc Corp 272
46,104 (a),(b) Digital Turbine, Inc 78
39,126 (a) DigitalOcean Holdings, Inc 1,333
91,998 (a) DocuSign, Inc 8,274
29,210 Dolby Laboratories, Inc (Class A) 2,281
15,039 (a) Domo, Inc 107
55,975 (a) DoubleVerify Holdings, Inc 1,075
118,133 (a) Dropbox, Inc 3,549
44,289 (a),(b) D-Wave Quantum, Inc 372
83,626 (a) DXC Technology Co 1,671
138,407 (a) Dynatrace, Inc 7,522
87,429 (a) E2open Parent Holdings, Inc 233
10,699 (a) eGain Corp 67
37,517 (a) Elastic NV 3,717
13,046 (a) Enfusion, Inc 134
24,067 (a) EPAM Systems, Inc 5,627
12,378 (a),(b) EverCommerce, Inc 136
10,652 (a) Fair Isaac Corp 21,207
58,075 (a),(b) Fastly, Inc 548
37,675 (a) Five9, Inc 1,531
282,647 (a) Fortinet, Inc 26,705
80,143 (a) Freshworks, Inc 1,296
33,713 (a) Gartner, Inc 16,333
250,363 Gen Digital, Inc 6,855
55,662 (a) Gitlab, Inc 3,137
18,760 (a) Globant S.A. 4,023
63,212 (a) GoDaddy, Inc 12,476
15,258 (a) Grid Dynamics Holdings, Inc 339
35,446 (a) Guidewire Software, Inc 5,976
17,956 Hackett Group, Inc 552
68,968 (a) HashiCorp, Inc 2,359
21,819 (a) HubSpot, Inc 15,203
37,438 (a),(b) Hut 8 Corp 767
5,474 (a) IBEX Holdings Ltd 118
17,943 (a) Informatica, Inc 465
18,219 Information Services Group, Inc 61
23,854 (a) Intapp, Inc 1,529
13,365 (b) InterDigital, Inc 2,589

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
412,892 International Business Machines Corp $ 90,766
123,400 Intuit, Inc 77,557
29,050 (a) Jamf Holding Corp 408
95,867 (a) Kyndryl Holdings, Inc 3,317
35,615 (a) LiveRamp Holdings, Inc 1,082
28,757 (a) Manhattan Associates, Inc 7,771
102,816 (a),(b) Marathon Digital Holdings, Inc 1,724
112,247 (a) Matterport, Inc 532
11,893 (a) MeridianLink, Inc 246
3,352,885 Microsoft Corp 1,413,241
74,194 (a),(b) MicroStrategy, Inc (Class A) 21,488
22,456 (a) Mitek Systems, Inc 250
31,781 (a) MongoDB, Inc 7,399
19,169 (a) N-able, Inc 179
25,933 (a) nCino OpCo, Inc 871
68,992 (a) NCR Corp 955
34,975 (a),(b) NextNav, Inc 544
107,369 (a) Nutanix, Inc 6,569
67,719 (a) Okta, Inc 5,336
46,103 (a) Olo, Inc 354
4,837 (a) ON24, Inc 31
21,489 (a) OneSpan, Inc 398
13,047 (a) Ooma, Inc 183
704,623 Oracle Corp 117,418
18,910 (a),(b) Pagaya Technologies Ltd 176
41,005 (a),(b) PagerDuty, Inc 749
907,626 (a) Palantir Technologies, Inc 68,644
291,660 (a) Palo Alto Networks, Inc 53,070
5,466 (b) Park City Group, Inc 121
22,404 Pegasystems, Inc 2,088
49,471 (a) Procore Technologies, Inc 3,707
23,997 Progress Software Corp 1,563
19,034 (a) PROS Holdings, Inc 418
52,897 (a) PTC, Inc 9,726
29,530 (a) Q2 Holdings, Inc 2,972
18,605 (a) Qualys, Inc 2,609
32,323 (a) Rackspace Technology, Inc 71
31,056 (a) Rapid7, Inc 1,249
4,854 (a) Red Violet, Inc 176
24,959 (a) Rimini Street, Inc 67
44,149 (a) RingCentral, Inc 1,546
126,644 (a),(b) Riot Platforms, Inc 1,293
47,200 Roper Industries, Inc 24,537
416,621 Salesforce, Inc 139,289
15,268 Sapiens International Corp NV 410
15,611 (a) SEMrush Holdings, Inc 185
113,808 (a) SentinelOne, Inc 2,527
92,288 (a) ServiceNow, Inc 97,836
66,115 (a) Smartsheet, Inc 3,704
143,526 (a) Snowflake, Inc 22,162
19,169 SolarWinds Corp 273
137,969 (a),(b) SoundHound AI, Inc 2,737
4,906 (a) SoundThinking, Inc 64
42,968 (a) Sprinklr, Inc 363
24,107 (a) Sprout Social, Inc 740
19,690 (a) SPS Commerce, Inc 3,623
68,778 (a) Synopsys, Inc 33,382
26,632 (a) Telos Corp 91
49,510 (a) Tenable Holdings, Inc 1,950
51,680 (a) Teradata Corp 1,610
71,297 (a),(b) Terawulf, Inc 404
200,238 (a) Trade Desk, Inc 23,534

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
6,516 (a),(b) Tucows, Inc $ 112
74,883 (a) Twilio, Inc 8,093
19,472 (a) Tyler Technologies, Inc 11,228
192,445 (a) UiPath, Inc 2,446
38,674 (a) Unisys Corp 245
143,370 (a) Unity Software, Inc 3,222
56,469 (a) Varonis Systems, Inc 2,509
35,164 (a) Verint Systems, Inc 965
38,524 (a) VeriSign, Inc 7,973
25,338 (a) Vertex, Inc 1,352
6,012 (a) Viant Technology, Inc 114
16,330 (a) Weave Communications, Inc 260
96,370 (a) Workday, Inc 24,866
22,930 (a) Workiva, Inc 2,511
22,910 (a) Xperi, Inc 235
55,032 (a) Yext, Inc 350
82,349 (a) Zeta Global Holdings Corp 1,481
121,590 (a) Zoom Video Communications, Inc 9,923
41,021 (a) Zscaler, Inc 7,401
55,037 (a) Zuora, Inc 546
TOTAL SOFTWARE & SERVICES 2,985,627
TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
6,963 (a) 908 Devices, Inc 15
35,649 (a) ADTRAN Holdings, Inc 297
20,999 Advanced Energy Industries, Inc 2,428
8,262 (a),(b) Aeva Technologies, Inc 39
531,444 Amphenol Corp (Class A) 36,909
6,452,960 Apple, Inc 1,615,951
17,372 (a),(b) Applied Optoelectronics, Inc 640
467,712 (a) Arista Networks, Inc 51,696
47,303 (a) Arlo Technologies, Inc 529
19,758 (a) Arrow Electronics, Inc 2,235
5,662 (a) Aviat Networks, Inc 103
36,381 Avnet, Inc 1,903
13,192 Badger Meter, Inc 2,798
5,150 Bel Fuse, Inc (Class B) 425
17,713 Belden CDT, Inc 1,995
19,531 Benchmark Electronics, Inc 887
28,887 (a) Calix, Inc 1,007
59,937 CDW Corp 10,431
66,786 (a) Ciena Corp 5,664
1,799,363 Cisco Systems, Inc 106,522
8,964 (a) Clearfield, Inc 278
2,062 Climb Global Solutions, Inc 261
83,398 Cognex Corp 2,991
59,436 (a) Coherent Corp 5,630
97,017 (a) CommScope Holding Co, Inc 506
360,625 Corning, Inc 17,137
8,680 (a) Corsair Gaming, Inc 57
21,581 Crane NXT Co 1,256
17,421 CTS Corp 919
19,434 (a) Daktronics, Inc 328
125,513 Dell Technologies, Inc 14,464
11,671 (a) Diebold Nixdorf, Inc 502
18,652 (a) Digi International, Inc 564
24,605 (a),(b) Eastman Kodak Co 162
8,409 (a) ePlus, Inc 621
43,075 (a),(b) Evolv Technologies Holdings, Inc 170
62,313 (a) Extreme Networks, Inc 1,043
25,536 (a) F5 Networks, Inc 6,422
16,219 (a) Fabrinet 3,566
9,925 (a) FARO Technologies, Inc 252

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
58,321 (a) Harmonic, Inc $ 772
604,149 Hewlett Packard Enterprise Co 12,899
437,420 HP, Inc 14,273
15,475 Immersion Corp 135
103,799 (a),(b) Infinera Corp 682
10,480 (a) Insight Enterprises, Inc 1,594
89,924 (a),(b) IonQ, Inc 3,756
14,955 (a) IPG Photonics Corp 1,088
24,355 (a) Itron, Inc 2,645
47,413 Jabil Inc 6,823
144,108 Juniper Networks, Inc 5,397
76,037 (a) Keysight Technologies, Inc 12,214
21,162 (a) Kimball Electronics, Inc 396
28,141 (a) Knowles Corp 561
57,291 (a),(b) Lightwave Logic, Inc 120
13,151 Littelfuse, Inc 3,099
36,595 (a) Lumentum Holdings, Inc 3,072
20,833 Methode Electronics, Inc 246
86,400 (a),(b) MicroVision, Inc 113
70,213 (a) Mirion Technologies, Inc 1,225
74,114 Motorola Solutions, Inc 34,258
15,874 Napco Security Technologies, Inc 565
92,212 NetApp, Inc 10,704
16,454 (a) Netgear, Inc 459
43,446 (a) Netscout Systems, Inc 941
20,535 (a) nLight, Inc 215
18,332 (a) Novanta, Inc 2,801
9,244 (a) OSI Systems, Inc 1,548
20,398 (a),(b) Ouster, Inc 249
12,941 (a) PAR Technology Corp 940
8,216 PC Connection, Inc 569
12,002 (a) Plexus Corp 1,878
42,352 (a) Powerfleet, Inc 282
128,500 (a) Pure Storage, Inc 7,894
37,508 (a) Ribbon Communications, Inc 156
5,943 Richardson Electronics Ltd 83
8,376 (a) Rogers Corp 851
28,498 (a) Sanmina Corp 2,156
17,777 (a) Scansource, Inc 844
61,017 (a) SmartRent, Inc 107
217,431 (a),(b) Super Micro Computer, Inc 6,627
35,303 TD SYNNEX Corp 4,140
21,133 (a) Teledyne Technologies, Inc 9,809
103,834 (a) Trimble Inc 7,337
51,948 (a) TTM Technologies, Inc 1,286
8,166 (a) Turtle Beach Corp 141
1,436 Ubiquiti, Inc 477
59,678 (a),(b) Viasat, Inc 508
89,946 (a) Viavi Solutions, Inc 908
52,971 Vishay Intertechnology, Inc 897
9,508 (a) Vishay Precision Group, Inc 223
71,903 (b) Vontier Corp 2,622
144,802 (a) Western Digital Corp 8,635
58,625 (b) Xerox Holdings Corp 494
23,694 (a) Zebra Technologies Corp (Class A) 9,151
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,091,468
TELECOMMUNICATION SERVICES - 0.8%
7,472 (a) Anterix, Inc 229
43,035 (a),(b) AST SpaceMobile, Inc 908
3,229,616 AT&T, Inc 73,538
7,918 ATN International, Inc 133
12,460 (a) Bandwidth, Inc 212

SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
15,982 Cogent Communications Group, Inc $ 1,232
104,845 (a) Frontier Communications Parent, Inc 3,638
52,848 (a),(c) GCI Liberty, Inc 0 ^
331,269 (a) Globalstar, Inc 686
13,459 (a),(b) Gogo, Inc 109
11,096 IDT Corp 527
60,764 Iridium Communications, Inc 1,763
78,661 (a) Liberty Global Ltd 1,004
82,270 (a) Liberty Global Ltd 1,081
29,453 (a) Liberty Latin America Ltd (Class A) 187
84,348 (a) Liberty Latin America Ltd (Class C) 535
470,270 (a) Lumen Technologies, Inc 2,497
26,373 Shenandoah Telecom Co 333
8,527 Spok Holdings, Inc 137
55,138 Telephone and Data Systems, Inc 1,881
216,051 T-Mobile US, Inc 47,689
1,900,724 Verizon Communications, Inc 76,010
TOTAL TELECOMMUNICATION SERVICES 214,329
TRANSPORTATION - 1.5%
37,928 (a) Air Transport Services Group, Inc 834
60,779 (a) Alaska Air Group, Inc 3,935
8,270 Allegiant Travel Co 778
4,307 (a),(b) Amerco, Inc 298
295,321 (a) American Airlines Group, Inc 5,147
8,772 ArcBest Corp 819
8,746 (a),(b) Avis Budget Group, Inc 705
28,768 (a) Blade Air Mobility, Inc 122
56,673 CH Robinson Worldwide, Inc 5,855
23,634 Costamare, Inc 304
8,672 Covenant Logistics Group, Inc 473
873,852 CSX Corp 28,199
286,594 Delta Air Lines, Inc 17,339
58,116 Expeditors International Washington, Inc 6,437
101,023 FedEx Corp 28,421
11,658 Forward Air Corp 376
18,987 (a),(b) Frontier Group Holdings, Inc 135
49,956 FTAI Infrastructure, Inc 363
17,525 Genco Shipping & Trading Ltd 244
62,934 Golden Ocean Group Ltd 564
58,331 (a) GXO Logistics, Inc 2,537
26,012 Heartland Express, Inc 292
47,325 (a),(b) Hertz Global Holdings, Inc 173
14,156 (b) Himalaya Shipping Ltd 69
18,600 Hub Group, Inc (Class A) 829
40,450 JB Hunt Transport Services, Inc 6,903
124,072 (a),(b) JetBlue Airways Corp 975
128,773 (a),(b) Joby Aviation, Inc 1,047
25,265 (a) Kirby Corp 2,673
79,606 Knight-Swift Transportation Holdings, Inc 4,222
17,753 Landstar System, Inc 3,051
154,071 (a) Lyft, Inc (Class A) 1,988
34,852 Marten Transport Ltd 544
12,373 Matson, Inc 1,668
102,955 Norfolk Southern Corp 24,164
87,941 Old Dominion Freight Line 15,513
18,024 Pangaea Logistics Solutions Ltd 97
29,335 (a) Radiant Logistics, Inc 197
52,508 (a) RXO, Inc 1,252
16,381 Ryder System, Inc 2,570
33,371 Safe Bulkers, Inc 119
12,372 (a) Saia, Inc 5,638
22,723 Schneider National, Inc 665

Equity Index

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
14,929 (a) Skywest, Inc $ 1,495
281,073 Southwest Airlines Co 9,450
9,455 (a) Sun Country Airlines Holdings, Inc 138
916,307 (a) Uber Technologies, Inc 55,272
38,763 U-Haul Holding Co 2,483
273,211 Union Pacific Corp 62,303
142,381 (a) United Airlines Holdings, Inc 13,825
332,334 United Parcel Service, Inc (Class B) 41,907
6,297 Universal Truckload Services, Inc 289
36,247 Werner Enterprises, Inc 1,302
52,508 (a) XPO, Inc 6,886
TOTAL TRANSPORTATION 373,884
UTILITIES - 2.2%
332,725 AES Corp 4,282
17,390 Allete, Inc 1,127
116,456 Alliant Energy Corp 6,887
21,469 (a),(b) Altus Power, Inc 87
119,825 Ameren Corp 10,681
239,606 American Electric Power Co, Inc 22,099
20,132 American States Water Co 1,565
91,256 American Water Works Co, Inc 11,360
69,829 Atmos Energy Corp 9,725
33,562 Avista Corp 1,229
34,402 Black Hills Corp 2,013
44,578 (b) Brookfield Infrastructure Corp 1,784
72,027 (b) Brookfield Renewable Corp 1,992
27,522 California Water Service Group 1,248
307,461 Centerpoint Energy, Inc 9,756
9,405 Chesapeake Utilities Corp 1,141
10,556 Clearway Energy, Inc (Class A) 258
20,458 Clearway Energy, Inc (Class C) 532
124,140 CMS Energy Corp 8,274
151,080 Consolidated Edison, Inc 13,481
7,347 Consolidated Water Co, Inc 190
141,789 Constellation Energy Corp 31,720
386,744 Dominion Energy, Inc 20,830
97,092 DTE Energy Co 11,724
347,808 Duke Energy Corp 37,473
169,688 Edison International 13,548
188,124 Entergy Corp 14,264
120,927 Essential Utilities, Inc 4,392
98,754 Evergy, Inc 6,078
155,283 Eversource Energy 8,918
441,567 Exelon Corp 16,621
251,646 FirstEnergy Corp 10,011
9,688 Genie Energy Ltd 151
6,410 Global Water Resources, Inc 74
51,729 (a) Hawaiian Electric Industries, Inc 503
23,041 Idacorp, Inc 2,518
96,446 MDU Resources Group, Inc 1,738
14,433 MGE Energy, Inc 1,356
11,759 Middlesex Water Co 619
33,009 (a),(b) Montauk Renewables, Inc 131
29,427 National Fuel Gas Co 1,786
38,348 New Jersey Resources Corp 1,789
929,540 NextEra Energy, Inc 66,639
209,437 NiSource, Inc 7,699
14,483 Northwest Natural Holding Co 573
27,636 NorthWestern Corp 1,477
93,834 NRG Energy, Inc 8,466
96,380 OGE Energy Corp 3,976
27,567 ONE Gas, Inc 1,909

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
24,734 Ormat Technologies, Inc $ 1,675
16,819 Otter Tail Corp 1,242
962,345 PG&E Corp 19,420
46,577 Pinnacle West Capital Corp 3,948
28,323 PNM Resources, Inc 1,393
40,332 Portland General Electric Co 1,759
332,474 PPL Corp 10,792
229,133 Public Service Enterprise Group, Inc 19,359
11,616 (a) Pure Cycle Corp 147
291,168 Sempra Energy 25,541
12,005 SJW Corp 591
494,949 Southern Co 40,744
28,412 Southwest Gas Holdings Inc 2,009
21,354 Spire, Inc 1,448
72,016 UGI Corp 2,033
10,272 Unitil Corp 557
155,517 Vistra Corp 21,441
143,692 WEC Energy Group, Inc 13,513
259,767 Xcel Energy, Inc 17,539
9,006 York Water Co 295
TOTAL UTILITIES 572,140
TOTAL COMMON STOCKS
(Cost $7,353,386) 25,516,829
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,208 (c) AstraZeneca plc 02/20/29 2
7,917 (c) Chinook Therapeutics, Inc 01/02/30 0 ^
6,981 (c) Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2
TOTAL RIGHTS/WARRANTS
(Cost $3) 2
TOTAL LONG-TERM INVESTMENTS
(Cost $7,353,389) 25,516,831
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
69,432,779 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460% (f) 69,433
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $69,433) 69,433
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.1%
$ 10,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/07/25 9,992
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/08/25 9,991
4,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/31/25 3,985
17,500,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 17,484
TOTAL GOVERNMENT AGENCY DEBT 41,452
REPURCHASE AGREEMENT - 0.1%
23,002,000 (g) Fixed Income Clearing Corporation 4 .460 01/02/25 23,002
TOTAL REPURCHASE AGREEMENT 23,002
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0 .000 01/14/25 4,993
12,500,000 United States Treasury Bill 0 .000 02/06/25 12,449

Equity Index

Portfolio of Investments December 31, 2024
(continued)
Cost amounts are in thousands.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 5,000,000 United States Treasury Bill 0 .000% 02/18/25 $ 4,972
TOTAL TREASURY DEBT 22,414
TOTAL SHORT-TERM INVESTMENTS
(Cost $86,867) 86,868
TOTAL INVESTMENTS - 100.3%
(Cost $7,509,689) 25,673,132
OTHER ASSETS & LIABILITIES, NET - (0.3)% (65,897)
NET ASSETS - 100.0% $25,607,235
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $139,148,899.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $23,007,699 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 9/15/26, valued at $23,462,067.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 255 03/21/25  $ 76,538 $ 75,681 $ (857)

Portfolio of Investments December 31, 2024
Core Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 96.5%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0 .0%
$ 182,787 (a) ASP Blade Holdings, Inc, Initial Term Loan, (TSFR3M + 4.000%) 8 .590% 10/16/28 $ 108
571,879 (a) Beacon Roofing Supply, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .357 05/19/28 575
341,525 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%) 7 .747 04/12/28 327
1,248,265 (a) TK Elevator US Newco Inc, Term Loan B, (TSFR6M + 3.500%) 8 .588 04/30/30 1,259
896,022 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.750%) 7 .076 02/28/31 898
961,848 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .079 03/22/30 966
TOTAL CAPITAL GOODS 4,133
COMMERCIAL & PROFESSIONAL SERVICES - 0 .0%
754,708 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .107 01/31/31 755
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 755
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .0%
685,216 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 8 .085 11/08/27 691
405,827 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 3.000%) 7 .357 04/23/31 408
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,099
CONSUMER DURABLES & APPAREL - 0 .0%
166,492 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 2.000%) 6 .357 06/21/30 167
415,225 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .721 10/30/27 415
TOTAL CONSUMER DURABLES & APPAREL 582
CONSUMER SERVICES - 0 .1%
428,133 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6 .107 09/20/30 427
663,109 (a) Carnival Corporation, Term Loan B1, (TSFR1M + 2.750%) 7 .107 10/18/28 669
1,985,000 (a) Flutter Financing BV, (TSFR3M + 2.250%) 6 .604 11/29/30 1,983
353,199 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 7 .190 12/15/27 354
925,236 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6 .240 03/15/28 928
578,924 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .706 03/04/28 490
TOTAL CONSUMER SERVICES 4,851
ENERGY - 0 .0%
411,398 (a) Buckeye Partners, L.P., Term Loan B5, (TSFR1M + 1.750%) 6 .107 11/01/26 412
TOTAL ENERGY 412
FINANCIAL SERVICES - 0 .0%
214,313 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B4, (TSFR1M + 1.500%) 5 .970 02/12/27 215
172,320 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 6 .120 06/22/30 172
2,111,641 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6 .107 06/24/31 2,111
TOTAL FINANCIAL SERVICES 2,498
FOOD, BEVERAGE & TOBACCO - 0 .0%
238,538 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 8 .090 11/24/27 234
419,546 (a) Chobani, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .721 10/25/27 423
TOTAL FOOD, BEVERAGE & TOBACCO 657
HEALTH CARE EQUIPMENT & SERVICES - 0 .0%
516,932 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .607 10/23/28 519
377,966 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .531 11/18/31 380
124,104 (a) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%) 9 .835 03/02/27 120
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,019
MATERIALS - 0 .0%
1,194,683 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 6 .207 09/07/27 1,198
TOTAL MATERIALS 1,198
MEDIA & ENTERTAINMENT - 0 .0%
366,358 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .847 08/02/27 368
TOTAL MEDIA & ENTERTAINMENT 368
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
28,870 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .457 11/08/27 29

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 96,705 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR3M + 2.000%) 6 .735% 11/15/27 $ 97
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 126
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
515,185 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .357 01/31/30 518
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 518
SOFTWARE & SERVICES - 0 .1%
1,246,127 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .107 09/12/29 1,244
70,582 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .847 05/15/28 73
369,120 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7 .347 05/15/28 215
695,588 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 4.250%) 8 .607 11/28/28 702
1,230,216 (a) Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .357 10/29/29 1,240
884,353 (a) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7 .617 02/10/31 892
TOTAL SOFTWARE & SERVICES 4,366
TELECOMMUNICATION SERVICES - 0 .0%
297,588 (a) Cablevision Lightpath LLC, Term Loan B, (TSFR1M + 3.250%) 7 .762 11/30/27 298
TOTAL TELECOMMUNICATION SERVICES 298
TRANSPORTATION - 0 .0%
203,463 (a) Air Canada, Term Loan B, (TSFR3M + 2.000%) 6 .337 03/21/31 205
218,563 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .367 10/20/27 223
TOTAL TRANSPORTATION 428
TOTAL BANK LOAN OBLIGATIONS
(Cost $23,332) 23,308
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 29.5%
AUTOMOBILES & COMPONENTS - 0.8%
EUR 500,000 (b) Dana Financing Luxembourg Sarl
3 .000 07/15/29 496
225,000 Dana, Inc
5 .375 11/15/27 222
350,000 Dana, Inc
5 .625 06/15/28 345
8,080,000 Ford Motor Credit Co LLC
6 .950 03/06/26 8,222
EUR 300,000 Ford Motor Credit Co LLC
5 .125 02/20/29 327
4,525,000 Ford Motor Credit Co LLC
7 .350 03/06/30 4,792
4,000,000 (b) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 4,010
20,000,000 General Motors Financial Co, Inc
2 .750 06/20/25 19,804
EUR 500,000 General Motors Financial Co, Inc
0 .600 05/20/27 489
EUR 300,000 General Motors Financial Co, Inc
4 .300 02/15/29 322
10,550,000 General Motors Financial Co, Inc
4 .900 10/06/29 10,392
6,250,000 (c) General Motors Financial Co, Inc
5 .850 04/06/30 6,383
2,550,000 (c) General Motors Financial Co, Inc
5 .750 02/08/31 2,584
12,000,000 General Motors Financial Co, Inc
2 .700 06/10/31 10,167
4,975,000 General Motors Financial Co, Inc
5 .600 06/18/31 5,000
5,450,000 (d) General Motors Financial Co, Inc
5 .700 N/A 5,296
EUR 205,000 (b) Goodyear Europe BV
2 .750 08/15/28 201
3,575,000 (b) Hyundai Capital Services, Inc
2 .125 04/24/25 3,542
200,000 (b) Kia Corp
2 .750 02/14/27 192
5,700,000 Toyota Motor Credit Corp
4 .550 08/08/29 5,630
150,000 (b) ZF North America Capital, Inc
6 .875 04/14/28 150
TOTAL AUTOMOBILES & COMPONENTS 88,566
BANKS - 5.9%
2,000,000 (b) Akbank T.A.S.
6 .800 06/22/31 1,983
1,775,000 (b) Banco de Credito del Peru
3 .125 07/01/30 1,738
700,000 (b),(d) Banco de Credito e Inversiones S.A.
8 .750 N/A 730
3,000,000 (b) Banco del Estado de Chile
2 .704 01/09/25 2,997
3,000,000 (b) Banco Nacional de Panama
2 .500 08/11/30 2,382
3,975,000 (b) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
5 .621 12/10/29 3,955
EUR 600,000 (a) Banco Santander S.A.
0 .500 03/24/27 604
EUR 400,000 Banco Santander S.A.
0 .200 02/11/28 381
GBP 400,000 Banco Santander S.A.
4 .750 08/30/28 498
2,000,000 Bancolombia S.A.
8 .625 12/24/34 2,094
3,010,000 (b) Bangkok Bank PCL
3 .466 09/23/36 2,571
1,750,000 (b) Banistmo S.A.
4 .250 07/31/27 1,670

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 8,100,000 (b) Bank Hapoalim BM
3 .255% 01/21/32 $ 7,619
6,300,000 (b) Bank Leumi Le-Israel BM
3 .275 01/29/31 6,064
EUR 400,000 Bank of America Corp
1 .375 03/26/25 413
EUR 300,000 Bank of America Corp
1 .776 05/04/27 306
55,925,000 Bank of America Corp
2 .592 04/29/31 49,268
23,000,000 Bank of America Corp
5 .288 04/25/34 22,807
5,000,000 Bank of America Corp
5 .468 01/23/35 5,005
16,000,000 Bank of America Corp
5 .518 10/25/35 15,644
26,750,000 Bank of America Corp
2 .676 06/19/41 18,571
3,000,000 (d) Bank of America Corp
6 .100 N/A 2,992
2,975,000 Bank of Montreal
3 .803 12/15/32 2,845
GBP 300,000 Banque Federative du Credit Mutuel S.A.
4 .875 09/25/25 375
EUR 400,000 Barclays plc
0 .577 08/09/29 378
EUR 500,000 Barclays plc
4 .918 08/08/30 553
5,000,000 Barclays plc
4 .942 09/10/30 4,902
6,075,000 Barclays plc
3 .330 11/24/42 4,397
1,500,000 (b) BBVA Bancomer S.A.
5 .125 01/18/33 1,391
1,400,000 (b) BBVA Bancomer S.A.
8 .450 06/29/38 1,450
5,600,000 (b) BNP Paribas S.A.
1 .904 09/30/28 5,133
EUR 500,000 BNP Paribas S.A.
3 .875 02/23/29 532
5,000,000 (b) BNP Paribas S.A.
2 .159 09/15/29 4,477
EUR 300,000 BPCE S.A.
0 .500 09/15/27 297
7,900,000 CitiBank NA
5 .570 04/30/34 7,992
36,375,000 Citigroup, Inc
3 .200 10/21/26 35,374
11,970,000 Citigroup, Inc
4 .125 07/25/28 11,638
7,100,000 Citigroup, Inc
4 .542 09/19/30 6,899
7,125,000 Citigroup, Inc
2 .572 06/03/31 6,210
24,225,000 Citigroup, Inc
6 .270 11/17/33 25,402
6,750,000 (d) Citigroup, Inc
7 .625 N/A 7,032
8,425,000 Cooperatieve Rabobank UA
3 .750 07/21/26 8,255
GBP 600,000 Danske Bank A.S.
2 .250 01/14/28 711
EUR 500,000 Danske Bank A.S.
4 .125 01/10/31 544
7,350,000 Deutsche Bank AG.
5 .371 09/09/27 7,458
5,575,000 Deutsche Bank AG.
2 .311 11/16/27 5,299
4,325,000 Deutsche Bank AG.
6 .819 11/20/29 4,526
2,325,000 Deutsche Bank AG.
4 .999 09/11/30 2,273
2,425,000 (b) Development Bank of Kazakhstan JSC
2 .950 05/06/31 2,081
3,325,000 (b) Grupo Aval Ltd
4 .375 02/04/30 2,928
855,000 (b),(d) Hana Bank
3 .500 N/A 824
9,925,000 HSBC Holdings plc
4 .292 09/12/26 9,880
6,200,000 HSBC Holdings plc
2 .013 09/22/28 5,716
12,400,000 HSBC Holdings plc
7 .390 11/03/28 13,142
11,925,000 HSBC Holdings plc
2 .206 08/17/29 10,711
3,750,000 HSBC Holdings plc
3 .973 05/22/30 3,540
11,500,000 HSBC Holdings plc
5 .874 11/18/35 11,227
8,375,000 (d) HSBC Holdings plc
6 .875 N/A 8,337
6,675,000 (d) HSBC Holdings plc
6 .950 N/A 6,686
7,000,000 (d) Huntington Bancshares, Inc
5 .625 N/A 6,832
UGX 2,000,000,000 (b) ICBC Standard Bank plc
14 .250 06/26/34 473
2,125,000 (b) Intercorp Financial Services, Inc
4 .125 10/19/27 2,024
200,000 (b) Intesa Sanpaolo S.p.A
4 .198 06/01/32 174
14,600,000 JPMorgan Chase & Co
3 .200 06/15/26 14,324
8,325,000 JPMorgan Chase & Co
4 .323 04/26/28 8,225
EUR 600,000 JPMorgan Chase & Co
1 .638 05/18/28 603
16,900,000 JPMorgan Chase & Co
5 .581 04/22/30 17,234
10,500,000 JPMorgan Chase & Co
3 .702 05/06/30 9,943
2,150,000 JPMorgan Chase & Co
1 .953 02/04/32 1,782
19,775,000 JPMorgan Chase & Co
4 .912 07/25/33 19,334
24,425,000 JPMorgan Chase & Co
5 .350 06/01/34 24,408
3,200,000 JPMorgan Chase & Co
6 .254 10/23/34 3,382
27,925,000 JPMorgan Chase & Co
5 .766 04/22/35 28,565
4,200,000 JPMorgan Chase & Co
4 .946 10/22/35 4,047

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 2,625,000 JPMorgan Chase & Co
2 .525% 11/19/41 $ 1,773
10,750,000 JPMorgan Chase & Co
3 .157 04/22/42 7,893
9,375,000 (d) JPMorgan Chase & Co
6 .875 N/A 9,790
6,250,000 (d) JPMorgan Chase & Co
3 .650 N/A 6,063
EUR 925,000 Kreditanstalt fuer Wiederaufbau
2 .625 01/10/34 953
5,950,000 (d) M&T Bank Corp
3 .500 N/A 5,647
3,675,000 (b) Mizrahi Tefahot Bank Ltd
3 .077 04/07/31 3,495
EUR 500,000 Mizuho Financial Group, Inc
1 .598 04/10/28 495
7,925,000 (b) NBK SPC Ltd
1 .625 09/15/27 7,445
2,100,000 (b) Oversea-Chinese Banking Corp Ltd
1 .832 09/10/30 2,050
7,465,000 (d) PNC Financial Services Group, Inc
3 .400 N/A 7,007
CNY 8,000,000 QNB Finance Ltd
3 .150 02/04/26 1,101
EUR 500,000 Societe Generale S.A.
4 .875 11/21/31 548
9,000,000 (d) Truist Financial Corp
6 .669 N/A 8,951
5,000,000 (d) Truist Financial Corp
4 .950 N/A 4,956
3,500,000 (b) United Overseas Bank Ltd
2 .000 10/14/31 3,317
5,300,000 Wells Fargo & Co
3 .550 09/29/25 5,257
16,375,000 Wells Fargo & Co
2 .393 06/02/28 15,422
9,600,000 Wells Fargo & Co
6 .303 10/23/29 9,991
10,000,000 (d) Wells Fargo & Co
3 .900 N/A 9,716
8,500,000 (d) Wells Fargo & Co
5 .875 N/A 8,485
5,775,000 (c),(d) Wells Fargo & Co
7 .625 N/A 6,128
TOTAL BANKS 649,540
CAPITAL GOODS - 1.0%
3,250,000 Air Lease Corp
3 .125 12/01/30 2,880
EUR 1,000,000 (b) Albion Financing 1 SARL
5 .250 10/15/26 1,045
25,400,000 Boeing Co
2 .196 02/04/26 24,633
5,350,000 Boeing Co
3 .250 02/01/28 5,037
3,350,000 Boeing Co
5 .705 05/01/40 3,187
16,800,000 Boeing Co
5 .805 05/01/50 15,627
EUR 400,000 Carrier Global Corp
4 .125 05/29/28 431
EUR 300,000 Carrier Global Corp
4 .500 11/29/32 333
1,300,000 (b) Embraer Netherlands Finance BV
7 .000 07/28/30 1,352
3,075,000 (b) H&E Equipment Services, Inc
3 .875 12/15/28 2,810
EUR 500,000 Honeywell International, Inc
3 .750 03/01/36 519
11,500,000 Honeywell International, Inc
5 .250 03/01/54 10,769
EUR 300,000 Illinois Tool Works, Inc
3 .250 05/17/28 316
12,000,000 L3Harris Technologies, Inc
5 .400 07/31/33 11,978
3,550,000 Lockheed Martin Corp
5 .200 02/15/64 3,293
7,275,000 Northrop Grumman Corp
3 .250 01/15/28 6,954
EUR 500,000 Raytheon Technologies Corp
2 .150 05/18/30 493
5,575,000 Raytheon Technologies Corp
2 .250 07/01/30 4,849
1,925,000 (b) Sociedad Quimica y Minera de Chile S.A.
6 .500 11/07/33 1,986
3,000,000 (b) Sociedad Quimica y Minera de Chile S.A.
3 .500 09/10/51 1,978
5,425,000 Trane Technologies Luxembourg Finance S.A.
3 .800 03/21/29 5,203
2,175,000 Tyco Electronics Group S.A.
3 .700 02/15/26 2,151
300,000 (b) WESCO Distribution, Inc
7 .250 06/15/28 305
TOTAL CAPITAL GOODS 108,129
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
325,000 (b) ASGN, Inc
4 .625 05/15/28 309
1,000,000 (b) GFL Environmental, Inc
3 .750 08/01/25 990
2,000,000 (b) Prime Security Services Borrower LLC
5 .750 04/15/26 1,999
1,325,000 (b) Prime Security Services Borrower LLC
3 .375 08/31/27 1,239
725,000 (b) Prime Security Services Borrower LLC
6 .250 01/15/28 721
3,771,000 Republic Services, Inc
2 .900 07/01/26 3,686
9,000,000 Waste Management, Inc
4 .950 03/15/35 8,775
2,525,000 Waste Management, Inc
2 .500 11/15/50 1,468
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 19,187
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
925,000 (b) Bath & Body Works, Inc
6 .625 10/01/30 932
550,000 (b) Group 1 Automotive, Inc
4 .000 08/15/28 515
8,400,000 Home Depot, Inc
4 .950 06/25/34 8,286

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 875,000 (b) Lithia Motors, Inc
4 .625% 12/15/27 $ 847
8,850,000 Lowe's Cos, Inc
4 .250 04/01/52 6,907
5,100,000 O'Reilly Automotive, Inc
3 .550 03/15/26 5,030
6,875,000 O'Reilly Automotive, Inc
3 .600 09/01/27 6,671
4,075,000 O'Reilly Automotive, Inc
4 .200 04/01/30 3,918
12,400,000 O'Reilly Automotive, Inc
1 .750 03/15/31 10,170
5,050,000 (b) Prosus NV
4 .987 01/19/52 3,931
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 47,207
CONSUMER DURABLES & APPAREL - 0.1%
5,050,000 Tapestry, Inc
5 .100 03/11/30 4,994
TOTAL CONSUMER DURABLES & APPAREL 4,994
CONSUMER SERVICES - 0.4%
9,820,000 Amherst College
4 .100 11/01/45 8,159
125,000 (b) Hilton Domestic Operating Co, Inc
5 .750 05/01/28 125
8,000,000 President and Fellows of Harvard College
3 .529 10/01/31 7,378
14,250,000 President and Fellows of Harvard College
3 .619 10/01/37 12,138
1,000,000 Sands China Ltd
2 .550 03/08/27 932
2,100,000 Sands China Ltd
5 .900 08/08/28 2,077
15,000,000 Smith College
4 .620 07/01/45 12,854
TOTAL CONSUMER SERVICES 43,663
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
4,000,000 Costco Wholesale Corp
1 .600 04/20/30 3,423
4,000,000 Kroger Co
5 .000 09/15/34 3,874
3,250,000 Kroger Co
5 .500 09/15/54 3,061
1,200,000 SYSCO Corp
6 .000 01/17/34 1,258
5,450,000 SYSCO Corp
3 .150 12/14/51 3,512
5,200,000 Target Corp
4 .500 09/15/34 4,943
GBP 500,000 Tesco Corporate Treasury Services plc
2 .750 04/27/30 557
8,500,000 Walmart, Inc
1 .800 09/22/31 7,095
4,000,000 Walmart, Inc
2 .500 09/22/41 2,753
7,400,000 Walmart, Inc
4 .500 04/15/53 6,439
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 36,915
ENERGY - 2.3%
11,500,000 BP Capital Markets America, Inc
5 .227 11/17/34 11,326
EUR 500,000 BP Capital Markets plc
1 .231 05/08/31 459
2,973,000 Cenovus Energy, Inc
5 .400 06/15/47 2,646
8,700,000 Cheniere Energy Partners LP
4 .500 10/01/29 8,423
6,850,000 Cheniere Energy Partners LP
3 .250 01/31/32 5,940
8,625,000 (b),(c) Cheniere Energy Partners LP
5 .750 08/15/34 8,682
2,000,000 Ecopetrol S.A.
6 .875 04/29/30 1,952
2,125,000 Ecopetrol S.A.
4 .625 11/02/31 1,762
200,000 Ecopetrol S.A.
8 .875 01/13/33 204
400,000 Ecopetrol S.A.
8 .375 01/19/36 386
3,000,000 (b) EIG Pearl Holdings Sarl
3 .545 08/31/36 2,569
3,000,000 (b) Empresa Nacional del Petroleo
5 .250 11/06/29 2,953
12,968,000 Enbridge, Inc
3 .125 11/15/29 11,872
3,925,000 Enbridge, Inc
5 .700 03/08/33 3,966
2,950,000 Enbridge, Inc
3 .400 08/01/51 1,973
4,725,000 Energy Transfer LP
4 .750 01/15/26 4,718
2,900,000 Energy Transfer LP
5 .750 02/15/33 2,940
5,100,000 Energy Transfer LP
6 .550 12/01/33 5,429
3,100,000 Energy Transfer LP
5 .550 05/15/34 3,084
775,000 Energy Transfer LP
5 .400 10/01/47 696
8,700,000 Energy Transfer LP
6 .250 04/15/49 8,707
9,125,000 Energy Transfer LP
5 .000 05/15/50 7,741
7,600,000 Energy Transfer LP
5 .950 05/15/54 7,347
2,950,000 Energy Transfer Operating LP
5 .500 06/01/27 2,988
2,650,000 Enterprise Products Operating LLC
4 .250 02/15/48 2,126
6,200,000 Enterprise Products Operating LLC
4 .200 01/31/50 4,877
4,500,000 Enterprise Products Operating LLC
3 .200 02/15/52 2,923
6,500,000 Enterprise Products Operating LLC
3 .300 02/15/53 4,273
2,322,870 (b) Galaxy Pipeline Assets Bidco Ltd
2 .160 03/31/34 1,991

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ENERGY (continued)
$ 3,300,000 (b) Galaxy Pipeline Assets Bidco Ltd
2 .625% 03/31/36 $ 2,687
8,375,000 Marathon Petroleum Corp
3 .800 04/01/28 8,080
5,060,000 Marathon Petroleum Corp
4 .750 09/15/44 4,199
5,500,000 Marathon Petroleum Corp
5 .000 09/15/54 4,525
725,000 (b) MEG Energy Corp
5 .875 02/01/29 708
3,525,000 (b) Midwest Connector Capital Co LLC
4 .625 04/01/29 3,457
8,950,000 MPLX LP
1 .750 03/01/26 8,641
4,850,000 MPLX LP
2 .650 08/15/30 4,244
2,325,000 MPLX LP
4 .700 04/15/48 1,905
2,200,000 Occidental Petroleum Corp
5 .550 03/15/26 2,208
5,325,000 ONEOK, Inc
3 .250 06/01/30 4,832
5,000,000 ONEOK, Inc
4 .500 03/15/50 3,924
315,000 (b) Parkland Corp
4 .625 05/01/30 289
500,000 (b) Parkland Fuel Corp
5 .875 07/15/27 495
200,000 (b),(c) Pertamina Persero PT
3 .650 07/30/29 188
1,650,000 Petrobras Global Finance BV
6 .000 01/13/35 1,520
300,000 Petroleos Mexicanos
6 .840 01/23/30 274
3,600,000 Petroleos Mexicanos
5 .950 01/28/31 3,040
3,000,000 Petroleos Mexicanos
6 .700 02/16/32 2,610
13,575,000 Phillips 66
2 .150 12/15/30 11,515
3,225,000 Phillips 66
3 .300 03/15/52 2,074
2,375,000 Phillips 66 Co
4 .680 02/15/45 1,984
475,000 Plains All American Pipeline LP
3 .800 09/15/30 441
2,950,000 (b) QazaqGaz NC JSC
4 .375 09/26/27 2,817
2,500,000 (b) Raizen Fuels Finance S.A.
5 .700 01/17/35 2,314
1,655,720 (b) Rio Oil Finance Trust
8 .200 04/06/28 1,694
6,200,000 Sabine Pass Liquefaction LLC
5 .875 06/30/26 6,259
4,800,000 Sabine Pass Liquefaction LLC
4 .500 05/15/30 4,650
1,475,000 (b) Saudi Arabian Oil Co
5 .250 07/17/34 1,455
3,000,000 (b) Saudi Arabian Oil Co
3 .250 11/24/50 1,951
6,500,000 Sunoco Logistics Partners Operations LP
4 .000 10/01/27 6,357
425,000 Targa Resources Partners LP
6 .500 07/15/27 428
350,000 (b) Tengizchevroil Finance Co International Ltd
2 .625 08/15/25 343
2,500,000 (b) Thaioil Treasury Center Co Ltd
2 .500 06/18/30 2,105
11,000,000 TotalEnergies Capital International S.A.
3 .127 05/29/50 7,206
2,500,000 TotalEnergies Capital S.A.
5 .488 04/05/54 2,396
1,825,000 TotalEnergies Capital S.A.
5 .425 09/10/64 1,693
2,450,000 (b) US LIQUIDSCO0
5 .584 10/01/34 2,383
2,550,000 (b) US LIQUIDSCO0
6 .176 10/01/54 2,468
4,675,000 Williams Cos, Inc
2 .600 03/15/31 4,026
9,250,000 Williams Cos, Inc
5 .650 03/15/33 9,332
TOTAL ENERGY 258,670
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
5,100,000 Agree LP
2 .000 06/15/28 4,619
1,675,000 (c) Alexandria Real Estate Equities, Inc
3 .950 01/15/28 1,628
5,500,000 (c) Alexandria Real Estate Equities, Inc
4 .900 12/15/30 5,414
2,725,000 American Homes 4 Rent LP
5 .250 03/15/35 2,652
2,418,000 American Tower Corp
3 .375 10/15/26 2,362
EUR 450,000 American Tower Corp
0 .450 01/15/27 444
1,600,000 American Tower Corp
3 .600 01/15/28 1,538
4,350,000 American Tower Corp
3 .800 08/15/29 4,118
13,700,000 American Tower Corp
2 .900 01/15/30 12,338
2,750,000 American Tower Corp
2 .100 06/15/30 2,357
3,825,000 American Tower Corp
1 .875 10/15/30 3,205
6,725,000 American Tower Corp
5 .400 01/31/35 6,652
5,825,000 Brixmor Operating Partnership LP
3 .850 02/01/25 5,817
1,075,000 Brixmor Operating Partnership LP
2 .250 04/01/28 982
GBP 400,000 Digital Stout Holding LLC
3 .750 10/17/30 464
2,275,000 Equinix, Inc
2 .150 07/15/30 1,958
6,700,000 Essex Portfolio LP
3 .000 01/15/30 6,061
3,875,000 Extra Space Storage LP
2 .400 10/15/31 3,220
6,600,000 Healthcare Realty Holdings LP
3 .875 05/01/25 6,567

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 6,250,000 Healthcare Realty Holdings LP
3 .500% 08/01/26 $ 6,108
3,000,000 Healthcare Realty Holdings LP
3 .625 01/15/28 2,849
8,975,000 Healthcare Realty Holdings LP
3 .100 02/15/30 8,066
1,750,000 Healthcare Realty Holdings LP
2 .400 03/15/30 1,500
1,050,000 Healthcare Realty Holdings LP
2 .050 03/15/31 851
7,950,000 Highwoods Realty LP
3 .875 03/01/27 7,729
2,900,000 Highwoods Realty LP
4 .125 03/15/28 2,774
2,875,000 Highwoods Realty LP
4 .200 04/15/29 2,729
4,000,000 Highwoods Realty LP
3 .050 02/15/30 3,528
3,845,000 (b) Iron Mountain, Inc
7 .000 02/15/29 3,929
5,250,000 Kite Realty Group LP
4 .950 12/15/31 5,108
4,300,000 Mid-America Apartments LP
4 .000 11/15/25 4,279
11,100,000 Mid-America Apartments LP
2 .750 03/15/30 9,932
3,025,000 Mid-America Apartments LP
1 .700 02/15/31 2,491
2,575,000 (c) Mid-America Apartments LP
2 .875 09/15/51 1,588
600,000 National Retail Properties, Inc
4 .000 11/15/25 595
3,000,000 National Retail Properties, Inc
3 .600 12/15/26 2,936
1,800,000 NNN REIT, Inc
5 .600 10/15/33 1,815
EUR 400,000 ProLogis Euro Finance LLC
4 .000 05/05/34 426
GBP 300,000 ProLogis International Funding II S.A.
2 .750 02/22/32 320
1,275,000 ProLogis LP
2 .875 11/15/29 1,167
3,125,000 ProLogis LP
1 .750 07/01/30 2,634
6,350,000 Regency Centers LP
3 .900 11/01/25 6,288
1,025,000 Regency Centers LP
3 .600 02/01/27 1,000
5,500,000 Regency Centers LP
2 .950 09/15/29 5,042
8,150,000 (b) SBA Tower Trust
2 .836 01/15/25 8,142
11,046,000 (b) SBA Tower Trust
1 .884 01/15/26 10,703
25,315,000 (b) SBA Tower Trust
1 .631 11/15/26 23,730
42,100,000 (b) SBA Tower Trust
1 .840 04/15/27 38,947
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 239,602
FINANCIAL SERVICES - 2.7%
8,975,000 AerCap Ireland Capital DAC
1 .750 01/30/26 8,684
21,944,000 AerCap Ireland Capital DAC
3 .000 10/29/28 20,319
2,250,000 (c) AerCap Ireland Capital DAC
3 .850 10/29/41 1,761
1,375,000 American Express Co
2 .550 03/04/27 1,316
7,500,000 (c),(d) American Express Co
3 .550 N/A 7,209
10,000,000 (d) Bank of New York Mellon Corp
4 .700 N/A 9,905
EUR 400,000 (b) Blackstone Private Credit Fund
1 .750 11/30/26 399
1,560,000 (b) Brazil Minas SPE via State of Minas Gerais
5 .333 02/15/28 1,544
6,635,000 (c),(d) Capital One Financial Corp
3 .950 N/A 6,311
7,000,000 (d) Charles Schwab Corp
5 .375 N/A 6,963
6,250,000 Community Preservation Corp
2 .867 02/01/30 5,533
3,200,000 Corebridge Financial, Inc
6 .050 09/15/33 3,310
4,350,000 Corebridge Financial, Inc
5 .750 01/15/34 4,431
GBP 500,000 Credit Suisse Group AG.
2 .250 06/09/28 584
EUR 500,000 Deutsche Bank AG.
5 .000 09/05/30 551
600,000 Deutsche Bank AG.
3 .742 01/07/33 508
7,305,000 Discover Bank
3 .450 07/27/26 7,141
3,750,000 Discover Bank
2 .700 02/06/30 3,309
200,000 (b) ENN Clean Energy International Investment Ltd
3 .375 05/12/26 195
3,543,000 (d) Equitable Holdings, Inc
4 .950 N/A 3,522
6,575,000 Fiserv, Inc
5 .450 03/15/34 6,579
13,000,000 Fiserv, Inc
5 .150 08/12/34 12,703
12,825,000 Goldman Sachs Group, Inc
3 .500 04/01/25 12,779
EUR 500,000 Goldman Sachs Group, Inc
1 .250 02/07/29 483
12,375,000 Goldman Sachs Group, Inc
5 .851 04/25/35 12,609
3,500,000 Goldman Sachs Group, Inc
4 .411 04/23/39 3,085
6,825,000 Goldman Sachs Group, Inc
3 .436 02/24/43 5,081
3,000,000 (d) Goldman Sachs Group, Inc
3 .800 N/A 2,897
200,000 (b) Indian Railway Finance Corp Ltd
3 .249 02/13/30 182
3,600,000 (b) Indian Railway Finance Corp Ltd
2 .800 02/10/31 3,119
1,700,000 (b) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,522

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FINANCIAL SERVICES (continued)
$ 2,578,800 (b) Minejesa Capital BV
4 .625% 08/10/30 $ 2,486
10,000,000 Morgan Stanley
2 .188 04/28/26 9,911
31,425,000 Morgan Stanley
3 .125 07/27/26 30,697
EUR 700,000 Morgan Stanley
1 .342 10/23/26 716
1,400,000 Morgan Stanley
5 .449 07/20/29 1,416
6,600,000 Morgan Stanley
6 .407 11/01/29 6,894
EUR 300,000 Morgan Stanley
3 .790 03/21/30 319
EUR 500,000 Morgan Stanley
2 .950 05/07/32 506
14,250,000 Morgan Stanley
5 .250 04/21/34 14,032
5,150,000 Morgan Stanley
5 .424 07/21/34 5,114
4,000,000 Morgan Stanley
5 .831 04/19/35 4,076
14,125,000 Morgan Stanley
5 .320 07/19/35 13,893
4,440,000 (d) Northern Trust Corp
4 .600 N/A 4,346
2,450,000 (b) Perusahaan Penerbit SBSN Indonesia III
5 .400 11/15/28 2,473
3,350,000 (b) Power Finance Corp Ltd
3 .950 04/23/30 3,120
550,000 (c) Springleaf Finance Corp
5 .375 11/15/29 529
6,950,000 (d) State Street Corp
6 .700 N/A 7,087
EUR 400,000 UBS AG.
0 .500 03/31/31 353
8,825,000 UBS Group AG.
3 .750 03/26/25 8,799
2,950,000 (b) UBS Group AG.
2 .193 06/05/26 2,915
9,100,000 (b) UBS Group AG.
1 .305 02/02/27 8,744
6,200,000 (b) UBS Group AG.
6 .442 08/11/28 6,407
7,500,000 (b) UBS Group AG.
5 .617 09/13/30 7,619
3,065,000 (b) UBS Group AG.
3 .179 02/11/43 2,208
4,225,000 (c) Visa, Inc
2 .700 04/15/40 3,076
TOTAL FINANCIAL SERVICES 302,270
FOOD, BEVERAGE & TOBACCO - 0.8%
1,600,000 (b) Anadolu Efes Biracilik Ve Malt Sanayii AS.
3 .375 06/29/28 1,413
6,975,000 Anheuser-Busch Cos LLC
4 .700 02/01/36 6,616
16,223,000 Anheuser-Busch Cos LLC
4 .900 02/01/46 14,753
16,850,000 Anheuser-Busch InBev Worldwide, Inc
4 .750 01/23/29 16,843
7,500,000 (c) Anheuser-Busch InBev Worldwide, Inc
5 .000 06/15/34 7,412
1,800,000 (b) Bimbo Bakeries USA, Inc
6 .050 01/15/29 1,837
3,875,000 (b) Cia Cervecerias Unidas S.A.
3 .350 01/19/32 3,330
3,000,000 (b),(c) Coca-Cola Icecek AS.
4 .500 01/20/29 2,839
1,700,000 Constellation Brands, Inc
4 .400 11/15/25 1,696
2,675,000 Constellation Brands, Inc
3 .700 12/06/26 2,629
6,900,000 Constellation Brands, Inc
2 .875 05/01/30 6,165
4,500,000 Diageo Capital plc
1 .375 09/29/25 4,396
2,975,000 (b) Gruma SAB de C.V.
5 .390 12/09/34 2,891
750,000 (b) Gruma SAB de C.V.
5 .761 12/09/54 709
2,500,000 (b) Grupo Bimbo SAB de C.V.
4 .700 11/10/47 2,066
3,950,000 Kraft Heinz Foods Co
4 .375 06/01/46 3,198
EUR 300,000 (b) Mondelez International Holdings Netherlands BV
1 .250 09/09/41 214
11,000,000 Philip Morris International, Inc
5 .250 02/13/34 10,872
TOTAL FOOD, BEVERAGE & TOBACCO 89,879
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
EUR 200,000 Becton Dickinson & Co
3 .519 02/08/31 210
EUR 500,000 Becton Dickinson Euro Finance Sarl
0 .334 08/13/28 473
12,500,000 Bon Secours Mercy Health, Inc
3 .382 11/01/25 12,282
1,925,000 Boston Scientific Corp
2 .650 06/01/30 1,719
3,285,000 Centene Corp
2 .450 07/15/28 2,956
2,910,000 Centene Corp
3 .000 10/15/30 2,511
19,230,000 Children's Hospital Medic
4 .268 05/15/44 16,583
9,750,000 CVS Health Corp
4 .780 03/25/38 8,431
15,555,000 CVS Health Corp
5 .050 03/25/48 12,826
4,105,000 Dartmouth-Hitchcock Health
4 .178 08/01/48 3,079
10,775,000 Elevance Health, Inc
2 .250 05/15/30 9,361
4,750,000 Elevance Health, Inc
5 .125 02/15/53 4,226
4,225,000 HCA, Inc
5 .625 09/01/28 4,281
11,200,000 HCA, Inc
3 .625 03/15/32 9,871
8,100,000 HCA, Inc
4 .625 03/15/52 6,321

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 3,500,000 (b) Hologic, Inc
3 .250% 02/15/29 $ 3,165
6,125,000 Humana, Inc
2 .150 02/03/32 4,879
2,700,000 Humana, Inc
5 .875 03/01/33 2,710
EUR 250,000 (b) IQVIA, Inc
1 .750 03/15/26 254
GBP 500,000 McKesson Corp
3 .125 02/17/29 585
5,000,000 New York and Presbyterian Hospital
3 .563 08/01/36 4,165
EUR 450,000 Stryker Corp
2 .625 11/30/30 457
375,000 Tenet Healthcare Corp
4 .625 06/15/28 359
10,700,000 UnitedHealth Group, Inc
2 .300 05/15/31 9,098
2,100,000 UnitedHealth Group, Inc
5 .150 07/15/34 2,072
3,250,000 UnitedHealth Group, Inc
3 .750 10/15/47 2,416
TOTAL HEALTH CARE EQUIPMENT & SERVICES 125,290
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
6,220,000 Church & Dwight Co, Inc
2 .300 12/15/31 5,206
EUR 750,000 (b) Coty, Inc
3 .875 04/15/26 778
8,175,000 Haleon US Capital LLC
3 .625 03/24/32 7,403
EUR 300,000 Procter & Gamble Co
3 .250 08/02/31 318
EUR 400,000 The Procter & Gamble Company
1 .875 10/30/38 359
10,075,000 Unilever Capital Corp
4 .625 08/12/34 9,699
EUR 500,000 Unilever Finance Netherlands BV
1 .125 02/12/27 503
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 24,266
INSURANCE - 1.4%
825,000 (b) Alliant Holdings Intermediate LLC
4 .250 10/15/27 787
6,800,000 (b) Allianz SE
6 .350 09/06/53 7,086
4,925,000 Aon Corp
2 .800 05/15/30 4,388
3,900,000 Aon Corp
5 .350 02/28/33 3,883
3,025,000 Arthur J Gallagher & Co
5 .750 03/02/53 2,968
5,250,000 AXIS Specialty Finance LLC
4 .900 01/15/40 4,928
16,000,000 Berkshire Hathaway Finance Corp
2 .850 10/15/50 10,040
1,400,000 Berkshire Hathaway Finance Corp
3 .850 03/15/52 1,060
EUR 500,000 Chubb INA Holdings, Inc
1 .550 03/15/28 497
EUR 450,000 Chubb INA Holdings, Inc
1 .400 06/15/31 422
EUR 300,000 Credit Agricole Assurances S.A.
1 .500 10/06/31 267
EUR 400,000 Equitable Financial Life Global Funding
0 .600 06/16/28 383
EUR 250,000 (b) Fairfax Financial Holdings Ltd
2 .750 03/29/28 256
7,325,000 (b) Five Corners Funding Trust II
2 .850 05/15/30 6,548
3,000,000 (b) Hanwha Life Insurance Co Ltd
3 .379 02/04/32 2,878
22,408,000 Hartford Financial Services Group, Inc
2 .800 08/19/29 20,409
1,100,000 Hartford Financial Services Group, Inc
4 .300 04/15/43 927
2,500,000 Hartford Financial Services Group, Inc
2 .900 09/15/51 1,554
EUR 750,000 Liberty Mutual Group, Inc
2 .750 05/04/26 776
EUR 400,000 (b) Liberty Mutual Group, Inc
4 .625 12/02/30 439
4,100,000 (b) Liberty Mutual Group, Inc
3 .951 10/15/50 2,983
1,250,000 MetLife, Inc
3 .600 11/13/25 1,240
1,750,000 MetLife, Inc
5 .000 07/15/52 1,581
11,820,000 (d) MetLife, Inc
3 .850 N/A 11,604
GBP 200,000 Metropolitan Life Global Funding I
4 .125 09/02/25 249
8,200,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 8,341
GBP 300,000 Pacific Life Global Funding II
5 .375 11/30/28 380
11,875,000 PartnerRe Finance B LLC
4 .500 10/01/50 10,981
5,250,000 Principal Financial Group, Inc
2 .125 06/15/30 4,525
1,450,000 Prudential Financial, Inc
3 .905 12/07/47 1,105
6,960,000 Prudential Financial, Inc
3 .700 10/01/50 6,192
3,875,000 Prudential Financial, Inc
5 .125 03/01/52 3,688
3,950,000 Prudential Financial, Inc
6 .500 03/15/54 4,062
10,950,000 Reinsurance Group of America, Inc
5 .750 09/15/34 11,036
5,600,000 (b) Swiss Re Finance Luxembourg S.A.
5 .000 04/02/49 5,554
4,675,000 Verisk Analytics, Inc
5 .250 06/05/34 4,618
TOTAL INSURANCE 148,635
MATERIALS - 0.8%
7,975,000 Albemarle Corp
4 .650 06/01/27 7,908
2,600,000 (b) Alpek SAB de C.V.
3 .250 02/25/31 2,188

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MATERIALS (continued)
$ 852,000 Amcor Flexibles North America, Inc
3 .100% 09/15/26 $ 825
4,879,000 Amcor Flexibles North America, Inc
2 .630 06/19/30 4,276
9,400,000 Amcor Flexibles North America, Inc
2 .690 05/25/31 8,078
EUR 400,000 Amcor UK Finance plc
3 .950 05/29/32 422
4,825,000 AngloGold Ashanti Holdings plc
3 .750 10/01/30 4,359
2,000,000 (b) Antofagasta plc
5 .625 05/13/32 1,979
1,150,000 (b) Antofagasta plc
6 .250 05/02/34 1,168
1,875,000 Ball Corp
2 .875 08/15/30 1,605
14,250,000 Berry Global, Inc
1 .570 01/15/26 13,752
2,425,000 Celulosa Arauco y Constitucion S.A.
3 .875 11/02/27 2,325
3,000,000 (b) Celulosa Arauco y Constitucion S.A.
4 .250 04/30/29 2,813
200,000 (b) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 186
4,200,000 (b) Corp Nacional del Cobre de Chile
3 .625 08/01/27 4,018
1,250,000 (b) Corp Nacional del Cobre de Chile
6 .440 01/26/36 1,274
EUR 500,000 Dow Chemical Co
0 .500 03/15/27 492
1,800,000 (b) Freeport Indonesia PT
4 .763 04/14/27 1,775
2,400,000 (b) Fresnillo plc
4 .250 10/02/50 1,709
3,600,000 (b) Inversiones CMPC S.A.
3 .000 04/06/31 3,061
3,564,000 (b) Klabin Austria GmbH
5 .750 04/03/29 3,477
3,000,000 (b) Kraton Corp
5 .000 07/15/27 3,011
2,800,000 (b) MEGlobal BV
2 .625 04/28/28 2,534
1,170,000 (b) Navoi Mining & Metallurgical Combinat
6 .700 10/17/28 1,164
6,675,000 Nutrien Ltd
2 .950 05/13/30 6,005
875,000 (b) OCP S.A.
3 .750 06/23/31 754
2,150,000 (b) OCP S.A.
6 .750 05/02/34 2,193
EUR 250,000 (b) OI European Group BV
6 .250 05/15/28 269
EUR 250,000 (b) Olympus Water US Holding Corp
3 .875 10/01/28 252
300,000 (b) Orbia Advance Corp SAB de C.V.
1 .875 05/11/26 283
300,000 Sasol Financing USA LLC
5 .500 03/18/31 253
1,800,000 (b),(c) St. Marys Cement, Inc Canada
5 .750 04/02/34 1,736
4,300,000 Suzano Austria GmbH
3 .125 01/15/32 3,568
200,000 (b) UltraTech Cement Ltd
2 .800 02/16/31 172
TOTAL MATERIALS 89,884
MEDIA & ENTERTAINMENT - 0.9%
EUR 750,000 (b) BOI Finance BV
7 .500 02/16/27 755
5,000,000 (b) CCO Holdings LLC
4 .250 02/01/31 4,358
10,200,000 Charter Communications Operating LLC
4 .400 04/01/33 9,112
12,800,000 Charter Communications Operating LLC
6 .550 06/01/34 13,093
6,100,000 Charter Communications Operating LLC
3 .500 03/01/42 4,145
4,000,000 Charter Communications Operating LLC
4 .800 03/01/50 3,005
EUR 450,000 Comcast Corp
0 .250 05/20/27 440
17,000,000 Comcast Corp
3 .200 07/15/36 13,730
1,925,000 Comcast Corp
3 .900 03/01/38 1,618
28,050,000 Comcast Corp
2 .887 11/01/51 16,871
650,000 Lamar Media Corp
3 .750 02/15/28 609
1,000,000 Lamar Media Corp
4 .000 02/15/30 910
2,675,000 (b) Sirius XM Radio, Inc
4 .125 07/01/30 2,335
GBP 200,000 Time Warner Cable LLC
5 .750 06/02/31 242
4,400,000 Time Warner Cable LLC
5 .875 11/15/40 3,937
3,450,000 Time Warner Cable LLC
4 .500 09/15/42 2,581
EUR 700,000 (b) VZ Secured Financing BV
3 .500 01/15/32 670
9,800,000 Warnermedia Holdings, Inc
3 .755 03/15/27 9,442
15,775,000 Warnermedia Holdings, Inc
5 .141 03/15/52 11,721
2,700,000 (c) Weibo Corp
3 .375 07/08/30 2,419
1,413,000 (b) Ziff Davis, Inc
4 .625 10/15/30 1,293
TOTAL MEDIA & ENTERTAINMENT 103,286
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
EUR 500,000 AbbVie, Inc
2 .125 06/01/29 504
12,850,000 AbbVie, Inc
4 .950 03/15/31 12,847
9,850,000 AbbVie, Inc
4 .050 11/21/39 8,415
6,950,000 AbbVie, Inc
5 .400 03/15/54 6,690
16,075,000 Amgen, Inc
5 .250 03/02/33 15,956

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 21,675,000 Amgen, Inc
5 .650% 03/02/53 $ 20,868
3,795,000 AstraZeneca Finance LLC
2 .250 05/28/31 3,232
EUR 500,000 (b) Avantor Funding, Inc
3 .875 07/15/28 516
1,500,000 (b) Avantor Funding, Inc
4 .625 07/15/28 1,432
3,125,000 Danaher Corp
2 .800 12/10/51 1,928
4,700,000 Eli Lilly & Co
5 .000 02/09/54 4,319
10,600,000 Gilead Sciences, Inc
5 .250 10/15/33 10,639
1,900,000 Gilead Sciences, Inc
2 .600 10/01/40 1,314
EUR 400,000 Johnson & Johnson
3 .200 06/01/32 423
EUR 300,000 MSD Netherlands Capital BV
3 .250 05/30/32 314
EUR 400,000 MSD Netherlands Capital BV
3 .750 05/30/54 407
EUR 600,000 (b) Organon Finance   LLC
2 .875 04/30/28 605
250,000 (b),(c) Organon Finance   LLC
5 .125 04/30/31 225
31,850,000 Pfizer Investment Enterprises Pte Ltd
5 .300 05/19/53 29,822
EUR 300,000 Sartorius Finance BV
4 .375 09/14/29 325
EUR 500,000 Takeda Pharmaceutical Co Ltd
2 .000 07/09/40 412
EUR 800,000 Thermo Fisher Scientific Finance I BV
0 .800 10/18/30 732
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 121,925
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
6,375,000 Broadcom, Inc
4 .800 10/15/34 6,152
25,131,000 (b) Broadcom, Inc
4 .926 05/15/37 23,903
1,675,000 Intel Corp
3 .734 12/08/47 1,105
8,375,000 NVIDIA Corp
2 .000 06/15/31 7,116
1,100,000 (b) NXP BV
2 .700 05/01/25 1,093
5,450,000 NXP BV
3 .875 06/18/26 5,375
3,475,000 NXP BV
4 .400 06/01/27 3,441
4,100,000 NXP BV
3 .125 02/15/42 2,854
2,200,000 Texas Instruments, Inc
4 .150 05/15/48 1,787
4,000,000 (b) TSMC Global Ltd
1 .000 09/28/27 3,623
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 56,449
SOFTWARE & SERVICES - 0.8%
4,175,000 Accenture Capital, Inc
4 .500 10/04/34 3,968
7,350,000 Adobe, Inc
2 .300 02/01/30 6,537
200,000 (b) CA Magnum Holdings
5 .375 10/31/26 195
EUR 400,000 International Business Machines Corp
0 .650 02/11/32 350
26,300,000 Microsoft Corp
2 .400 08/08/26 25,511
2,200,000 Microsoft Corp
3 .400 09/15/26 2,166
4,120,000 Microsoft Corp
2 .525 06/01/50 2,535
550,000 (b) Open Text Holdings, Inc
4 .125 02/15/30 499
8,025,000 Oracle Corp
4 .900 02/06/33 7,813
17,650,000 Oracle Corp
5 .375 09/27/54 16,268
3,000,000 Roper Technologies, Inc
1 .400 09/15/27 2,748
10,050,000 Roper Technologies, Inc
2 .000 06/30/30 8,567
9,650,000 Salesforce, Inc
2 .700 07/15/41 6,798
TOTAL SOFTWARE & SERVICES 83,955
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp
2 .800 02/15/30 3,912
4,825,000 Apple, Inc
2 .450 08/04/26 4,680
26,100,000 Apple, Inc
2 .050 09/11/26 25,106
3,225,000 Apple, Inc
4 .650 02/23/46 2,948
4,675,000 Apple, Inc
2 .650 02/08/51 2,884
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 39,530
TELECOMMUNICATION SERVICES - 2.0%
GBP 300,000 AT&T, Inc
2 .900 12/04/26 362
EUR 500,000 AT&T, Inc
2 .350 09/05/29 504
42,943,000 AT&T, Inc
2 .550 12/01/33 34,592
8,325,000 AT&T, Inc
4 .500 05/15/35 7,700
EUR 400,000 AT&T, Inc
3 .150 09/04/36 393
46,670,000 AT&T, Inc
3 .550 09/15/55 31,390
6,553,000 AT&T, Inc
3 .800 12/01/57 4,521
225,000 (b) Bharti Airtel Ltd
3 .250 06/03/31 199
1,806,000 (b) C&W Senior Financing Designated Activity Co
6 .875 09/15/27 1,785

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TELECOMMUNICATION SERVICES (continued)
$ 850,000 Deutsche Telekom International Finance BV
8 .750% 06/15/30 $ 988
1,375,000 (b) Millicom International Cellular S.A.
4 .500 04/27/31 1,205
2,750,000 (b),(c) Millicom International Cellular S.A.
7 .375 04/02/32 2,754
2,000,000 (b) MTN Mauritius Investment Ltd
6 .500 10/13/26 2,015
2,425,000 Orange S.A.
5 .375 01/13/42 2,325
295,000 (b) Sable International Finance Ltd
7 .125 10/15/32 289
2,375,000 (b) Sitios Latinoamerica SAB de C.V.
6 .000 11/25/29 2,361
5,300,000 (b) Sitios Latinoamerica SAB de C.V.
5 .375 04/04/32 4,973
900,000 (b) Telecomunicaciones Digitales S.A.
4 .500 01/30/30 818
22,975,000 T-Mobile USA, Inc
2 .625 02/15/29 20,884
30,200,000 T-Mobile USA, Inc
3 .875 04/15/30 28,418
8,800,000 T-Mobile USA, Inc
5 .050 07/15/33 8,617
2,225,000 T-Mobile USA, Inc
3 .000 02/15/41 1,587
7,800,000 T-Mobile USA, Inc
3 .300 02/15/51 5,144
EUR 400,000 Verizon Communications, Inc
1 .875 10/26/29 395
EUR 200,000 Verizon Communications, Inc
4 .250 10/31/30 219
10,300,000 Verizon Communications, Inc
1 .750 01/20/31 8,488
8,450,000 Verizon Communications, Inc
2 .550 03/21/31 7,277
38,051,000 Verizon Communications, Inc
2 .355 03/15/32 31,556
EUR 300,000 Verizon Communications, Inc
2 .875 01/15/38 285
GBP 1,000,000 (b) Vmed O2 UK Financing I plc
4 .500 07/15/31 1,067
5,125,000 Vodafone Group plc
4 .250 09/17/50 3,976
TOTAL TELECOMMUNICATION SERVICES 217,087
TRANSPORTATION - 0.2%
1,850,000 (b) Adani Ports & Special Economic Zone Ltd
4 .000 07/30/27 1,667
2,000,000 (b),(c) Adani Ports & Special Economic Zone Ltd
4 .200 08/04/27 1,807
2,700,000 (b) Adani Ports & Special Economic Zone Ltd
3 .100 02/02/31 2,045
1,450,000 (b) Aeropuerto Internacional de Tocumen S.A.
4 .000 08/11/41 1,083
4,075,000 Burlington Northern Santa Fe LLC
3 .050 02/15/51 2,675
1,300,000 Canadian Pacific Railway Co
2 .050 03/05/30 1,129
5,600,000 Canadian Pacific Railway Co
3 .100 12/02/51 3,639
3,800,000 (b) ENA Master Trust
4 .000 05/19/48 2,805
2,260,000 (b) Misc Capital Two Labuan Ltd
3 .750 04/06/27 2,198
5,100,000 Union Pacific Corp
2 .891 04/06/36 4,113
2,275,000 Union Pacific Corp
3 .839 03/20/60 1,626
TOTAL TRANSPORTATION 24,787
UTILITIES - 3.0%
1,950,000 (b) Adani Electricity Mumbai Ltd
3 .867 07/22/31 1,492
1,650,000 AEP Transmission Co LLC
3 .100 12/01/26 1,603
1,650,000 AEP Transmission Co LLC
4 .000 12/01/46 1,298
4,750,000 AEP Transmission Co LLC
2 .750 08/15/51 2,853
1,175,000 AEP Transmission Co LLC
5 .400 03/15/53 1,120
3,475,000 Alabama Power Co
4 .150 08/15/44 2,856
6,025,000 Alabama Power Co
3 .450 10/01/49 4,252
3,964,158 (b) Alfa Desarrollo S.p.A
4 .550 09/27/51 2,922
17,400,000 Ameren Illinois Co
4 .950 06/01/33 17,077
2,750,000 American Water Capital Corp
3 .000 12/01/26 2,657
4,000,000 American Water Capital Corp
2 .800 05/01/30 3,592
8,500,000 American Water Capital Corp
2 .300 06/01/31 7,177
2,375,000 American Water Capital Corp
4 .000 12/01/46 1,853
4,500,000 American Water Capital Corp
3 .750 09/01/47 3,336
5,788,000 Appalachian Power Co
4 .450 06/01/45 4,675
8,475,000 Atmos Energy Corp
1 .500 01/15/31 6,951
1,175,000 Atmos Energy Corp
4 .125 10/15/44 957
8,875,000 Atmos Energy Corp
5 .000 12/15/54 7,994
6,500,000 Baltimore Gas and Electric Co
3 .750 08/15/47 4,844
5,925,000 Berkshire Hathaway Energy Co
3 .250 04/15/28 5,640
1,075,000 CenterPoint Energy Houston Electric LLC
3 .000 03/01/32 933
EUR 350,000 CEZ AS.
0 .875 12/02/26 348
1,875,000 (b) Chile Electricity Lux Mpc II Sarl
5 .580 10/20/35 1,822
2,975,000 CMS Energy Corp
3 .600 11/15/25 2,951
1,475,000 (b) Comision Federal de Electricidad
5 .700 01/24/30 1,416

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 200,000 (b) Comision Federal de Electricidad
6 .450% 01/24/35 $ 189
8,250,000 Commonwealth Edison Co
3 .000 03/01/50 5,319
6,600,000 Commonwealth Edison Co
2 .750 09/01/51 3,887
12,000,000 Consolidated Edison Co of New York, Inc
5 .500 03/15/55 11,533
2,178,000 Consumers Energy Co
2 .650 08/15/52 1,313
2,350,000 Dominion Energy, Inc
2 .250 08/15/31 1,956
4,000,000 Dominion Energy, Inc
3 .300 04/15/41 2,946
2,500,000 DTE Electric Co
3 .650 03/01/52 1,829
4,125,000 DTE Electric Co
5 .400 04/01/53 4,000
EUR 500,000 Duke Energy Corp
3 .100 06/15/28 519
EUR 400,000 Duke Energy Corp
3 .750 04/01/31 421
3,650,000 Duke Energy Corp
6 .450 09/01/54 3,694
4,600,000 Duke Energy Florida LLC
3 .400 10/01/46 3,258
8,850,000 Duke Energy Indiana LLC
2 .750 04/01/50 5,345
6,100,000 Duke Energy Progress LLC
2 .500 08/15/50 3,529
EUR 500,000 EDP Finance BV
3 .875 03/11/30 535
EUR 300,000 Electricite de France S.A.
2 .000 10/02/30 292
3,445,000 (b) Empresas Publicas de Medellin ESP
4 .250 07/18/29 3,070
1,300,000 (b) EnfraGen Energia Sur S.A.
5 .375 12/30/30 1,108
5,600,000 Entergy Corp
0 .900 09/15/25 5,446
10,600,000 Enterprise Products Operating LLC
3 .700 01/31/51 7,595
2,250,000 (b) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple
7 .250 01/31/41 2,203
8,200,000 Florida Power & Light Co
4 .800 05/15/33 7,977
5,775,000 Florida Power & Light Co
3 .990 03/01/49 4,514
2,900,000 Indiana Michigan Power Co
3 .750 07/01/47 2,152
4,525,000 (b) Israel Electric Corp Ltd
4 .250 08/14/28 4,331
3,200,000 (b) Korea Southern Power Co Ltd
0 .750 01/27/26 3,061
6,975,000 MidAmerican Energy Co
3 .650 04/15/29 6,652
5,400,000 MidAmerican Energy Co
3 .650 08/01/48 4,002
7,350,000 Nevada Power Co
2 .400 05/01/30 6,464
3,335,000 Nevada Power Co
5 .450 05/15/41 3,219
5,200,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 5,327
2,000,000 (b) Niagara Energy SAC
5 .746 10/03/34 1,939
20,060,000 NiSource, Inc
1 .700 02/15/31 16,403
6,000,000 (b) NRG Energy, Inc
2 .450 12/02/27 5,571
2,750,000 Ohio Power Co
2 .600 04/01/30 2,435
6,150,000 Ohio Power Co
4 .150 04/01/48 4,717
4,925,000 Ohio Power Co
4 .000 06/01/49 3,691
1,280,000 Oncor Electric Delivery Co LLC
5 .250 09/30/40 1,243
600,000 (b) Pattern Energy Operations LP
4 .500 08/15/28 563
2,775,000 PECO Energy Co
3 .000 09/15/49 1,809
3,700,000 PECO Energy Co
2 .800 06/15/50 2,306
650,000 (b) Perusahaan Listrik Negara PT
3 .875 07/17/29 609
3,000,000 (b) Perusahaan Listrik Negara PT
3 .375 02/05/30 2,727
200,000 (b) Perusahaan Listrik Negara PT
4 .875 07/17/49 161
5,000,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4 .000 06/30/50 3,466
750,000 Potomac Electric Power Co
7 .900 12/15/38 922
2,100,000 Public Service Co of Colorado
4 .050 09/15/49 1,605
4,450,000 Public Service Co of Colorado
3 .200 03/01/50 2,955
5,150,000 Public Service Electric and Gas Co
4 .900 12/15/32 5,102
6,970,000 Public Service Electric and Gas Co
3 .150 01/01/50 4,688
5,000,000 Public Service Electric and Gas Co
5 .450 03/01/54 4,842
20,000,000 Southern Co
4 .000 01/15/51 19,599
8,475,000 Southern Co Gas Capital Corp
3 .875 11/15/25 8,397
EUR 500,000 Southern Power Co
1 .850 06/20/26 512
2,440,000 (c) Southwestern Public Service Co
3 .400 08/15/46 1,700
3,964,422 (b) Sweihan PV Power Co PJSC
3 .625 01/31/49 3,221
6,700,000 Union Electric Co
5 .450 03/15/53 6,415
2,775,000 Union Electric Co
5 .125 03/15/55 2,541
3,250,000 Virginia Electric and Power Co
2 .950 11/15/26 3,153
1,900,000 Virginia Electric and Power Co
5 .700 08/15/53 1,874
2,200,000 Virginia Electric and Power Co
5 .550 08/15/54 2,126

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 3,000,000 Wisconsin Power and Light Co
4 .950% 04/01/33 $ 2,912
4,125,000 Wisconsin Power and Light Co
4 .100 10/15/44 3,253
2,240,000 Xcel Energy, Inc
4 .800 09/15/41 1,928
TOTAL UTILITIES 335,690
TOTAL CORPORATE BONDS
(Cost $3,554,175) 3,259,406
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 51.7%
AGENCY SECURITIES - 0.3%
2,426,253 Canal Barge Co, Inc
4 .500 11/12/34 2,334
46 Export-Import Bank of the United States
1 .822 05/03/25 0 ^
25,000,000 Federal Home Loan Mortgage Corp
1 .540 08/17/35 17,889
9,000,000 Federal National Mortgage Association
1 .625 08/24/35 6,500
TOTAL AGENCY SECURITIES 26,723
FOREIGN GOVERNMENT BONDS - 3.2%
750,000 (b) Africa Finance Corp
2 .875 04/28/28 686
3,925,000 (b) Angolan Government International Bond
8 .750 04/14/32 3,469
INR 41,700,000 Asian Infrastructure Investment Bank
6 .000 12/08/31 448
AUD 1,250,000 Australia Government Bond
1 .000 12/21/30 648
AUD 1,775,000 Australia Government Bond
1 .250 05/21/32 891
200,000 (b) Bank Gospodarstwa Krajowego
6 .250 10/31/28 208
3,815,000 (b) Bank Gospodarstwa Krajowego
5 .375 05/22/33 3,724
EUR 925,000 Bank Gospodarstwa Krajowego
4 .375 03/13/39 969
7,000,000 (b) Banque Ouest Africaine de Developpement
4 .700 10/22/31 6,320
EUR 3,650,000 (b) Banque Ouest Africaine de Developpement
2 .750 01/22/33 3,159
EUR 850,000 (b) Benin Government International Bond
4 .950 01/22/35 743
8,000,000 (b) BNG Bank NV
0 .875 05/18/26 7,623
BRL 3,750,000 Brazil Notas do Tesouro Nacional Serie F
10 .000 01/01/31 483
500,000 Brazilian Government International Bond
6 .125 01/22/32 478
3,410,000 Brazilian Government International Bond
6 .000 10/20/33 3,183
EUR 545,000 Bundesobligation
0 .000 10/10/25 555
EUR 6,450,000 Bundesrepublik Deutschland
0 .000 08/15/31 5,800
EUR 380,000 Bundesrepublik Deutschland
0 .000 02/15/32 337
EUR 1,400,000 Bundesrepublik Deutschland
2 .300 02/15/33 1,452
EUR 3,700,000 Bundesrepublik Deutschland
1 .000 05/15/38 3,162
EUR 135,000 Bundesrepublik Deutschland
1 .250 08/15/48 107
EUR 2,465,000 Bundesrepublik Deutschland
0 .000 08/15/52 1,271
EUR 750,000 Bundesschatzanweisungen
2 .500 03/19/26 780
CAD 1,400,000 (b) Canada Housing Trust No
1 .100 12/15/26 940
CAD 1,525,000 (b) Canada Housing Trust No
3 .550 09/15/32 1,072
CAD 875,000 Canadian Government International Bond
3 .500 08/01/25 610
CAD 1,475,000 Canadian Government International Bond
2 .000 06/01/28 997
CAD 850,000 Canadian Government International Bond
2 .000 06/01/32 547
2,000,000 Chile Government International Bond
4 .850 01/22/29 1,978
EUR 700,000 Chile Government International Bond
3 .875 07/09/31 734
1,250,000 Chile Government International Bond
2 .550 01/27/32 1,046
2,400,000 Chile Government International Bond
3 .500 01/31/34 2,064
CNY 47,400,000 China Government Bond
3 .120 12/05/26 6,751
CNY 9,000,000 China Government Bond
2 .040 02/25/27 1,257
CNY 20,200,000 China Government Bond
2 .500 07/25/27 2,853
CNY 16,100,000 China Government Bond
3 .270 11/19/30 2,428
CNY 18,900,000 China Government Bond
3 .860 07/22/49 3,495
CNY 10,000,000 China Government Bond
3 .390 03/16/50 1,728
CNY 4,700,000 China Government Bond
3 .810 09/14/50 879
CNY 4,700,000 China Government Bond
3 .720 04/12/51 862
2,075,000 Colombia Government International Bond
3 .250 04/22/32 1,588
1,300,000 Colombia Government International Bond
8 .000 11/14/35 1,307
1,700,000 Colombia Government International Bond
5 .000 06/15/45 1,146
COP 3,300,000,000 Colombian TES
7 .750 09/18/30 650
275,000 (b) Costa Rica Government International Bond
6 .550 04/03/34 279
2,200,000 (b) Costa Rica Government International Bond
5 .625 04/30/43 1,961

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
DOP 29,000,000 (b) Dominican Republic Central Bank Notes
13 .000% 12/05/25 $ 481
$ 800,000 (b) Dominican Republic Government International Bond
7 .050 02/03/31 819
1,575,000 (b) Dominican Republic Government International Bond
4 .875 09/23/32 1,405
DOP 8,500,000 (b) Dominican Republic Government International Bond
11 .250 09/15/35 152
3,050,000 (b) Dominican Republic Government International Bond
5 .875 01/30/60 2,577
141,600 (b) Ecuador Government International Bond (Step Bond)
5 .000 07/31/30 98
99,120 (b) Ecuador Government International Bond (Step Bond)
1 .000 07/31/35 56
28,000 (b) Ecuador Government International Bond (Step Bond)
5 .000 07/31/40 14
1,500,000 (b) Egypt Government International Bond
5 .800 09/30/27 1,404
325,000 (b) Egypt Government International Bond
7 .053 01/15/32 279
2,700,000 (b) Egypt Government International Bond
8 .500 01/31/47 2,095
1,425,000 Emirate of Dubai Government International Bonds
3 .900 09/09/50 1,031
3,500,000 European Investment Bank
4 .875 02/15/36 3,526
2,000,000 (b) Export-Import Bank of India
3 .875 02/01/28 1,932
2,000,000 (b) Export-Import Bank of India
2 .250 01/13/31 1,687
3,350,000 Export-Import Bank of Korea
1 .250 09/21/30 2,754
EUR 1,325,000 (b) French Republic Government Bond OAT
0 .750 11/25/28 1,281
EUR 290,000 (b) French Republic Government Bond OAT
4 .750 04/25/35 340
EUR 1,525,000 French Republic Government Bond OAT
1 .250 05/25/36 1,278
EUR 2,225,000 (b) French Republic Government Bond OAT
0 .500 05/25/40 1,495
EUR 860,000 (b) French Republic Government Bond OAT
0 .750 05/25/52 450
EUR 960,000 (b) French Republic Government Bond OAT
0 .750 05/25/53 491
106,400 (b),(e) Ghana Government International Bond
0 .000 07/03/26 99
804,650 (b),(e) Ghana Government International Bond
5 .000 07/03/29 694
180,693 (b),(e) Ghana Government International Bond
0 .000 01/03/30 140
1,157,100 (b),(e) Ghana Government International Bond
5 .000 07/03/35 813
450,000 (b) Guatemala Government International Bond
4 .375 06/05/27 433
500,000 (b) Guatemala Government International Bond
4 .650 10/07/41 383
EUR 1,250,000 (b) Hellenic Republic Government International Bond
1 .500 06/18/30 1,215
EUR 725,000 (b) Hellenic Republic Government International Bond
0 .750 06/18/31 658
EUR 975,000 (b) Hellenic Republic Government International Bond
3 .375 06/15/34 1,023
EUR 750,000 (b) Hellenic Republic Government International Bond
4 .375 07/18/38 844
EUR 390,000 (b) Hellenic Republic Government International Bond
4 .125 06/15/54 419
2,350,000 (b) Honduras Government International Bond
8 .625 11/27/34 2,335
HUF 370,000,000 Hungary Government Bond
4 .500 03/23/28 880
1,565,000 (b) Hungary Government International Bond
6 .125 05/22/28 1,591
1,725,000 (b) Hungary Government International Bond
5 .250 06/16/29 1,696
1,150,000 (b) Hungary Government International Bond
2 .125 09/22/31 912
EUR 600,000 Hungary Government International Bond
1 .750 06/05/35 490
CAD 1,475,000 Hydro-Quebec
5 .000 02/15/45 1,126
3,625,000 (b) Indonesia Government International Bond
4 .625 04/15/43 3,232
IDR 16,800,000,000 Indonesia Treasury Bond
7 .125 06/15/43 1,043
AUD 900,000 Inter-American Development Bank
2 .750 10/30/25 550
INR 17,000,000 Inter-American Development Bank
7 .000 04/17/33 197
CAD 1,300,000 International Bank for Reconstruction & Development
1 .900 01/16/25 904
INR 56,000,000 International Bank for Reconstruction & Development
5 .500 01/21/27 632
IDR 20,900,000,000 International Bank for Reconstruction & Development
6 .250 01/12/28 1,281
GBP 500,000 International Finance Corp
0 .250 12/15/25 601
896,875 (b) Iraq Government International Bond
5 .800 01/15/28 873
EUR 350,000 Ireland Government Bond
0 .000 10/18/31 307
EUR 725,000 Ireland Government Bond
2 .600 10/18/34 746
EUR 400,000 Ireland Government Bond
1 .700 05/15/37 367
EUR 400,000 Ireland Government Bond
3 .000 10/18/43 420
EUR 425,000 Ireland Government Bond
1 .500 05/15/50 328
1,750,000 Israel Government International Bond
5 .375 03/12/29 1,745
3,100,000 Israel Government International Bond
3 .375 01/15/50 2,010
EUR 4,315,000 Italy Buoni Poliennali Del Tesoro
0 .450 02/15/29 4,081
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro
0 .950 08/01/30 1,743
EUR 675,000 Italy Buoni Poliennali Del Tesoro
4 .000 10/30/31 739
EUR 475,000 (b) Italy Buoni Poliennali Del Tesoro
3 .150 11/15/31 491
EUR 785,000 (b) Italy Buoni Poliennali Del Tesoro
5 .000 08/01/39 923
EUR 875,000 (b) Italy Buoni Poliennali Del Tesoro
4 .450 09/01/43 962

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
EUR 425,000 (b) Italy Buoni Poliennali Del Tesoro
1 .700% 09/01/51 $ 281
EUR 225,000 (b) Italy Buoni Poliennali Del Tesoro
4 .300 10/01/54 238
EUR 1,000,000 (b) Ivory Coast Government International Bond
5 .875 10/17/31 969
EUR 100,000 (b) Ivory Coast Government International Bond
4 .875 01/30/32 91
$ 1,400,000 (b) Ivory Coast Government International Bond
8 .250 01/30/37 1,360
1,096,973 (b) Ivory Coast Government International Bond (Step Bond)
5 .750 12/31/32 1,038
2,850,000 Jamaica Government International Bond
7 .875 07/28/45 3,292
2,500,000 (b) Japan Finance Organization for Municipalities
1 .000 05/21/25 2,467
JPY 140,000,000 Japan Finance Organization for Municipalities
0 .020 03/13/26 884
JPY 498,000,000 Japan Government Five Year Bond
0 .005 09/20/26 3,135
JPY 445,000,000 Japan Government Five Year Bond
0 .300 09/20/28 2,790
JPY 191,000,000 Japan Government Five Year Bond
0 .500 03/20/29 1,203
JPY 258,000,000 Japan Government Forty Year Bond
0 .700 03/20/61 966
JPY 239,000,000 Japan Government Forty Year Bond
1 .300 03/20/63 1,072
JPY 475,000,000 Japan Government Ten Year Bond
0 .100 09/20/26 2,995
JPY 162,000,000 Japan Government Ten Year Bond
0 .100 12/20/29 997
JPY 603,600,000 Japan Government Ten Year Bond
0 .100 12/20/30 3,686
JPY 351,000,000 (e) Japan Government Ten Year Bond
0 .900 09/20/34 2,190
JPY 225,000,000 Japan Government Thirty Year Bond
0 .500 09/20/46 1,059
JPY 105,000,000 Japan Government Thirty Year Bond
0 .600 09/20/50 467
JPY 132,000,000 Japan Government Thirty Year Bond
0 .700 09/20/51 589
JPY 118,500,000 Japan Government Thirty Year Bond
1 .300 06/20/52 614
JPY 105,000,000 Japan Government Thirty Year Bond
2 .200 06/20/54 659
JPY 116,000,000 (e) Japan Government Thirty Year Bond
2 .100 09/20/54 712
JPY 202,000,000 Japan Government Twenty Year Bond
1 .400 09/20/34 1,320
JPY 93,000,000 Japan Government Twenty Year Bond
0 .600 12/20/36 545
JPY 153,000,000 Japan Government Twenty Year Bond
0 .300 06/20/39 819
JPY 385,000,000 Japan Government Twenty Year Bond
1 .100 09/20/42 2,200
JPY 142,000,000 Japan Government Twenty Year Bond
1 .600 03/20/44 865
1,000,000 (b) Jordan Government International Bond
7 .500 01/13/29 994
1,025,000 (b) Jordan Government International Bond
5 .850 07/07/30 937
KZT 230,000,000 Kazakhstan Government Bond-MEOKAM
13 .850 06/24/25 442
KZT 123,000,000 Kazakhstan Government Bond-MEUKAM
7 .200 05/27/25 230
550,000 (b) Kenya Government International Bond
7 .000 05/22/27 541
2,000,000 (b) Kenya Government International Bond
9 .750 02/16/31 1,975
EUR 2,900,000 (b) Kingdom of Belgium Government Bond
0 .350 06/22/32 2,512
EUR 3,950,000 (b) Kingdom of Belgium Government Bond
1 .450 06/22/37 3,377
3,000,000 (b) Kommunalbanken AS.
1 .125 06/14/30 2,505
KRW 1,800,000,000 Korea Treasury Bond
1 .500 12/10/26 1,195
KRW 2,660,000,000 Korea Treasury Bond
1 .375 12/10/29 1,680
KRW 2,400,000,000 Korea Treasury Bond
2 .000 06/10/31 1,537
KRW 1,225,000,000 Korea Treasury Bond
2 .375 12/10/31 800
KRW 2,380,000,000 Korea Treasury Bond
2 .375 09/10/38 1,520
KRW 400,000,000 Korea Treasury Bond
1 .875 09/10/41 236
KRW 365,000,000 Korea Treasury Bond
2 .500 03/10/52 233
1,750,000 (f) Lebanon Government International Bond
6 .750 11/29/27 224
MYR 2,610,000 Malaysia Government Bond
4 .457 03/31/53 608
MXN 24,700,000 Mexican Bonos
8 .500 11/18/38 1,009
1,675,000 Mexico Government International Bond
5 .400 02/09/28 1,657
3,375,000 (c) Mexico Government International Bond
3 .250 04/16/30 2,936
3,001,000 Mexico Government International Bond
6 .050 01/11/40 2,775
6,650,000 Mexico Government International Bond
4 .280 08/14/41 4,877
3,500,000 Mexico Government International Bond
4 .600 02/10/48 2,506
5,075,000 Mexico Government International Bond
4 .400 02/12/52 3,427
1,500,000 Mexico Government International Bond
6 .400 05/07/54 1,343
320,000 (b) Morocco Government International Bond
2 .375 12/15/27 292
4,050,000 (b) Morocco Government International Bond
5 .500 12/11/42 3,595
1,675,000 (b) Namibia Government International Bond
5 .250 10/29/25 1,655
EUR 1,125,000 Netherlands Government International Bond
2 .500 07/15/34 1,155
AUD 500,000 New South Wales Treasury Corp
4 .000 05/20/26 309
AUD 2,690,000 New South Wales Treasury Corp
3 .000 04/20/29 1,585
NZD 1,175,000 New Zealand Government International Bond
2 .750 04/15/25 655

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
NZD 2,650,000 New Zealand Government International Bond
3 .500% 04/14/33 $ 1,393
$ 1,500,000 (b) Nigeria Government International Bond
10 .375 12/09/34 1,532
1,000,000 (b) Oman Government International Bond
5 .375 03/08/27 995
1,100,000 (b) Oman Government International Bond
6 .000 08/01/29 1,113
3,575,000 (b) OPEC Fund for International Development
4 .500 01/26/26 3,564
500,000 Oriental Republic of Uruguay
5 .250 09/10/60 455
5,400,000 Panama Bonos del Tesoro
3 .362 06/30/31 4,328
1,100,000 Panama Government International Bond
6 .700 01/26/36 1,019
500,000 Panama Government International Bond
8 .000 03/01/38 501
2,025,000 Panama Government International Bond
4 .300 04/29/53 1,184
750,000 (b) Paraguay Government International Bond
6 .000 02/09/36 743
1,000,000 (b) Paraguay Government International Bond
6 .100 08/11/44 943
1,100,000 (b) Perusahaan Penerbit SBSN Indonesia III
4 .700 06/06/32 1,063
3,000,000 (c) Peruvian Government International Bond
1 .862 12/01/32 2,267
1,970,000 Peruvian Government International Bond
3 .000 01/15/34 1,581
PEN 3,515,000 (b) Peruvian Government International Bond
5 .400 08/12/34 852
165,000 Peruvian Government International Bond
5 .375 02/08/35 158
1,250,000 Peruvian Government International Bond
5 .875 08/08/54 1,191
6,170,000 Philippine Government International Bond
4 .200 03/29/47 4,964
CAD 875,000 Province of Ontario Canada
2 .150 06/02/31 565
CAD 875,000 Province of Ontario Canada
1 .900 12/02/51 387
CAD 650,000 Province of Quebec Canada
2 .750 09/01/27 449
6,000,000 Province of Quebec Canada
7 .500 09/15/29 6,722
2,050,000 (b) Qatar Government International Bond
3 .750 04/16/30 1,948
EUR 950,000 Republic of Bulgaria
3 .125 03/26/35 961
EUR 425,000 (b) Republic of Cameroon International Bond
5 .950 07/07/32 355
7,000,000 Republic of Italy Government International Bond
4 .000 10/17/49 4,969
PLN 5,650,000 Republic of Poland Government International Bond
5 .750 04/25/29 1,377
1,425,000 Republic of Poland Government International Bond
5 .750 11/16/32 1,454
PLN 3,700,000 Republic of Poland Government International Bond
6 .000 10/25/33 906
550,000 Republic of Poland Government International Bond
5 .125 09/18/34 533
2,795,000 Republic of Poland Government International Bond
5 .500 04/04/53 2,582
ZAR 18,725,000 Republic of South Africa Government International Bond
8 .875 02/28/35 903
2,925,000 (b) Republic of South Africa Government International Bond
7 .100 11/19/36 2,851
2,800,000 Republic of South Africa Government International Bond
5 .375 07/24/44 2,099
350,000 Republic of South Africa Government International Bond
7 .300 04/20/52 317
UZS 5,990,000,000 (b) Republic of Uzbekistan International Bond
16 .625 05/29/27 471
1,485,000 (b) Republic of Uzbekistan International Bond
7 .850 10/12/28 1,533
675,000 (b) Republic of Uzbekistan International Bond
3 .700 11/25/30 562
RON 5,655,000 Romanian Government International Bond
8 .000 04/29/30 1,210
1,850,000 (b) Romanian Government International Bond
3 .000 02/14/31 1,495
EUR 600,000 (b) Romanian Government International Bond
2 .000 01/28/32 493
EUR 500,000 (b) Romanian Government International Bond
2 .000 04/14/33 392
3,300,000 (b) Romanian Government International Bond
4 .000 02/14/51 2,077
3,125,000 (b) Rwanda International Government Bond
5 .500 08/09/31 2,628
5,650,000 (b) Saudi Government International Bond
3 .750 01/21/55 3,748
EUR 325,000 (b) Senegal Government International Bond
4 .750 03/13/28 309
EUR 425,000 (b) Senegal Government International Bond
5 .375 06/08/37 311
1,000,000 (b) Senegal Government International Bond
6 .750 03/13/48 677
EUR 1,250,000 (b) Serbia Government International Bond
1 .500 06/26/29 1,166
3,450,000 (b) Serbia Government International Bond
2 .125 12/01/30 2,802
EUR 525,000 (b) Serbia Government International Bond
1 .650 03/03/33 435
760,000 (b) Serbia Government International Bond
6 .500 09/26/33 780
RSD 90,000,000 Serbia Treasury Bonds
7 .000 10/26/31 895
RSD 31,700,000 Serbia Treasury Bonds
4 .500 08/20/32 272
EUR 700,000 (b) Spain Government Bond
5 .150 10/31/44 887
EUR 845,000 (b) Spain Government International Bond
1 .400 07/30/28 845
EUR 1,475,000 (b) Spain Government International Bond
0 .600 10/31/29 1,394
EUR 900,000 (b) Spain Government International Bond
3 .250 04/30/34 948
EUR 475,000 (b) Spain Government International Bond
3 .900 07/30/39 520
EUR 2,350,000 (b) Spain Government International Bond
1 .200 10/31/40 1,776
EUR 1,000,000 (b) Spain Government International Bond
1 .900 10/31/52 723

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
THB 9,000,000 Thailand Government International Bond
1 .585% 12/17/35 $ 245
THB 24,400,000 Thailand Government International Bond
3 .300 06/17/38 779
AUD 545,000 Treasury Corp of Victoria
2 .500 10/22/29 310
AUD 2,850,000 Treasury Corp of Victoria
2 .250 11/20/34 1,361
TRY 30,000,000 Turkiye Government International Bond
12 .600 10/01/25 710
EUR 750,000 Turkiye Government International Bond
5 .875 05/21/30 813
$ 1,850,000 Turkiye Government International Bond
7 .625 05/15/34 1,879
1,900,000 Turkiye Government International Bond
6 .500 01/03/35 1,776
28,006 (b) Ukraine Government International Bond
0 .000 02/01/30 15
104,654 (b) Ukraine Government International Bond
0 .000 02/01/34 43
230,715 (b) Ukraine Government International Bond
1 .750 02/01/34 129
88,440 (b) Ukraine Government International Bond
0 .000 02/01/35 52
205,080 (b) Ukraine Government International Bond
1 .750 02/01/35 113
73,700 (b) Ukraine Government International Bond
0 .000 02/01/36 43
76,905 (b) Ukraine Government International Bond
1 .750 02/01/36 42
GBP 485,000 United Kingdom Gilt
0 .125 01/31/28 538
GBP 1,220,000 United Kingdom Gilt
1 .625 10/22/28 1,392
GBP 425,000 United Kingdom Gilt
0 .500 01/31/29 459
GBP 790,000 United Kingdom Gilt
4 .000 10/22/31 964
GBP 440,000 United Kingdom Gilt
3 .250 01/31/33 505
GBP 550,000 United Kingdom Gilt
0 .875 07/31/33 512
GBP 760,000 United Kingdom Gilt
4 .625 01/31/34 955
GBP 1,785,000 United Kingdom Gilt
4 .250 07/31/34 2,179
GBP 2,665,000 United Kingdom Gilt
1 .750 09/07/37 2,391
GBP 900,000 United Kingdom Gilt
3 .750 01/29/38 1,013
GBP 275,000 United Kingdom Gilt
1 .250 10/22/41 201
GBP 575,000 United Kingdom Gilt
1 .500 07/22/47 377
GBP 800,000 United Kingdom Gilt
4 .250 12/07/49 880
GBP 1,875,000 United Kingdom Gilt
0 .625 10/22/50 872
GBP 1,475,000 United Kingdom Gilt
1 .500 07/31/53 857
3,230,000 Uruguay Government International Bond
4 .375 01/23/31 3,130
UYU 20,300,000 Uruguay Government International Bond
8 .250 05/21/31 430
1,400,000 Uruguay Government International Bond
5 .100 06/18/50 1,284
TOTAL FOREIGN GOVERNMENT BONDS 355,886
MORTGAGE BACKED - 25.7%
5,176,000 (a),(b) Angel Oak Mortgage Trust
2 .837 11/25/66 3,566
6,115,614 (a),(b) Bayview Opportunity Master Fund VI Trust
3 .000 10/25/51 5,071
72,728,689 (a),(b) Citigroup Mortgage Loan Trust
0 .156 02/25/52 601
8,154,218 (a),(b) Citigroup Mortgage Loan Trust
0 .250 02/25/52 112
19,340,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .669 03/25/42 20,124
23,145,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
9 .210 06/25/42 25,035
340,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .919 01/25/43 359
3,759,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8 .110 05/25/43 4,021
1,770,600 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)
9 .910 05/25/43 1,950
1,940,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .660 06/25/43 2,047
915,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%)
11 .410 06/25/43 1,018
3,960,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 4,200
1,525,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)
10 .469 07/25/43 1,679
5,755,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8 .119 10/25/43 6,037
2 Fannie Mae Pool
9 .000 11/01/25 0 ^
1,456,254 Fannie Mae Pool
3 .500 05/01/32 1,417
162,453 Fannie Mae Pool
4 .500 10/01/33 159
304,037 Fannie Mae Pool
4 .500 05/01/35 293
1,875,693 Fannie Mae Pool
5 .000 05/01/35 1,860
890,361 Fannie Mae Pool
5 .000 10/01/35 883
756,539 Fannie Mae Pool
5 .000 02/01/36 751
2,379,176 Fannie Mae Pool
5 .500 11/01/38 2,391
834,778 Fannie Mae Pool
3 .000 10/01/39 753
10,210,134 Fannie Mae Pool
3 .000 05/01/40 9,218
1,228,257 Fannie Mae Pool
5 .000 09/01/40 1,224
2,715,073 Fannie Mae Pool
5 .000 05/01/41 2,705
7,705,512 Fannie Mae Pool
4 .000 09/01/42 7,251

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 6,024,275 Fannie Mae Pool
3 .500% 04/01/43 $ 5,481
5,287,568 Fannie Mae Pool
3 .500 09/01/43 4,825
5,693,272 Fannie Mae Pool
4 .500 03/01/44 5,505
25,675,557 Fannie Mae Pool
4 .000 05/01/44 24,190
2,425,289 Fannie Mae Pool
4 .500 06/01/44 2,330
2,433,860 Fannie Mae Pool
4 .500 10/01/44 2,339
4,060,416 Fannie Mae Pool
4 .500 11/01/44 3,901
1,243,372 Fannie Mae Pool
5 .000 11/01/44 1,239
1,484,253 Fannie Mae Pool
4 .500 12/01/44 1,426
1,680,545 Fannie Mae Pool
4 .000 01/01/45 1,575
421,379 Fannie Mae Pool
4 .500 03/01/45 404
254,112 Fannie Mae Pool
4 .500 04/01/45 244
5,586,632 Fannie Mae Pool
3 .500 05/01/45 5,089
7,116,070 Fannie Mae Pool
3 .500 01/01/46 6,424
832,370 Fannie Mae Pool
4 .000 04/01/46 780
5,793,018 Fannie Mae Pool
3 .500 06/01/46 5,226
7,467,969 Fannie Mae Pool
3 .500 07/01/46 6,738
12,951,085 Fannie Mae Pool
3 .500 07/01/46 11,788
1,277,795 Fannie Mae Pool
3 .000 10/01/46 1,091
7,241,849 Fannie Mae Pool
3 .500 10/01/46 6,528
2,954,724 Fannie Mae Pool
4 .500 05/01/47 2,865
317,604 Fannie Mae Pool
3 .000 11/01/47 271
5,581,747 Fannie Mae Pool
3 .500 11/01/47 5,066
11,800,213 Fannie Mae Pool
3 .500 01/01/48 10,619
4,951,101 Fannie Mae Pool
4 .500 01/01/48 4,733
4,049,802 Fannie Mae Pool
4 .500 02/01/48 3,871
2,256,230 Fannie Mae Pool
4 .500 05/01/48 2,155
3,237,002 Fannie Mae Pool
4 .500 05/01/48 3,093
432,038 Fannie Mae Pool
3 .000 06/01/49 365
15,105,324 Fannie Mae Pool
3 .000 07/01/50 13,073
10,188,059 Fannie Mae Pool
3 .000 09/01/51 8,803
63,912,356 Fannie Mae Pool
2 .500 12/01/51 52,701
8,729,787 Fannie Mae Pool
2 .500 02/01/52 7,166
24,000,233 Fannie Mae Pool
2 .500 02/01/52 19,820
13,915,025 Fannie Mae Pool
3 .000 02/01/52 11,893
10,704,472 Fannie Mae Pool
3 .500 02/01/52 9,574
27,139,127 Fannie Mae Pool
3 .000 04/01/52 23,299
15,737,359 Fannie Mae Pool
3 .000 04/01/52 13,459
12,259,729 Fannie Mae Pool
3 .000 05/01/52 10,514
38,296,926 Fannie Mae Pool
4 .000 05/01/52 35,097
33,839,273 Fannie Mae Pool
3 .500 06/01/52 30,057
18,669,560 Fannie Mae Pool
3 .500 06/01/52 16,548
66,135,309 Fannie Mae Pool
4 .000 06/01/52 60,590
7,247,932 Fannie Mae Pool
4 .500 06/01/52 6,831
42,122,730 Fannie Mae Pool
3 .000 07/01/52 35,849
50,264,903 Fannie Mae Pool
4 .000 07/01/52 46,020
7,091,629 Fannie Mae Pool
4 .500 07/01/52 6,682
4,742,531 Fannie Mae Pool
4 .500 07/01/52 4,470
8,145,303 Fannie Mae Pool
4 .500 07/01/52 7,677
45,495,243 Fannie Mae Pool
5 .000 08/01/52 44,057
125,262,348 Fannie Mae Pool
4 .000 09/01/52 114,740
132,689,341 Fannie Mae Pool
4 .500 09/01/52 125,053
26,519,698 Fannie Mae Pool
5 .000 09/01/52 25,679
84,468,213 Fannie Mae Pool
4 .000 10/01/52 77,364
55,435,363 Fannie Mae Pool
4 .500 10/01/52 52,247
14,404,483 Fannie Mae Pool
5 .000 10/01/52 13,947
127,934,638 Fannie Mae Pool
4 .500 11/01/52 120,586
329,713 Fannie Mae Pool
5 .000 01/01/53 319
62,371,137 Fannie Mae Pool
5 .000 02/01/53 60,375
52,126,271 Fannie Mae Pool
5 .500 02/01/53 51,491
15,120,617 Fannie Mae Pool
6 .000 02/01/53 15,204
56,792,918 Fannie Mae Pool
5 .000 04/01/53 54,835

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 19,215,106 Fannie Mae Pool
5 .000% 06/01/53 $ 18,681
107,656,343 Fannie Mae Pool
5 .500 06/01/53 106,342
26,268,144 Fannie Mae Pool
4 .000 07/01/53 24,049
23,023,727 Fannie Mae Pool
4 .500 07/01/53 21,674
26,213,605 Fannie Mae Pool
4 .500 08/01/53 24,688
31,645,542 Fannie Mae Pool
5 .000 08/01/53 30,561
13,787,079 Fannie Mae Pool
5 .500 10/01/53 13,614
132,914,124 Fannie Mae Pool
5 .500 05/01/54 131,209
97,108,570 Fannie Mae Pool
5 .000 11/01/54 93,759
4,211,300 (a) Fannie Mae REMICS, (SOFR30A + 5.836%)
1 .267 09/25/43 398
3,002,955 Fannie Mae REMICS
3 .000 07/25/45 2,629
6,069,270 Fannie Mae REMICS
3 .500 02/25/48 5,179
4,351,737 Fannie Mae REMICS
4 .000 07/25/48 3,985
19,794,611 Fannie Mae REMICS
2 .000 08/25/50 12,906
10,658,958 Fannie Mae REMICS
2 .000 08/25/50 1,366
9,227,581 Fannie Mae REMICS
2 .000 10/25/50 6,030
27,648,940 Fannie Mae REMICS
2 .500 11/25/50 3,858
9,384,097 Fannie Mae REMICS
3 .000 12/25/50 1,621
3,514,528 Fannie Mae REMICS
3 .000 02/25/51 593
10,957,743 Fannie Mae REMICS
2 .500 11/25/51 1,309
14,806,185 Fannie Mae REMICS
3 .500 04/25/52 10,918
3,537,592 Fannie Mae REMICS
4 .000 05/25/52 2,714
9,899,394 Fannie Mae REMICS
4 .500 07/25/52 9,225
5,796,216 Fannie Mae REMICS
4 .500 08/25/52 4,732
4,363,187 Fannie Mae REMICS
4 .000 09/25/52 3,576
4,977,876 Fannie Mae REMICS
4 .000 09/25/52 4,277
4,204,106 Fannie Mae REMICS
4 .500 10/25/52 3,761
4,801,532 Fannie Mae REMICS
4 .500 10/25/52 4,444
7,928,807 Fannie Mae REMICS
5 .500 11/25/52 7,583
4,771 Freddie Mac Gold Pool
8 .000 01/01/31 5
3,506 Freddie Mac Gold Pool
7 .000 01/01/32 4
170,162 Freddie Mac Gold Pool
4 .500 07/01/33 167
1,144,642 Freddie Mac Gold Pool
7 .000 12/01/33 1,187
316,555 Freddie Mac Gold Pool
4 .500 10/01/34 310
233,957 Freddie Mac Gold Pool
4 .500 04/01/35 226
246,594 Freddie Mac Gold Pool
7 .000 05/01/35 256
988,974 Freddie Mac Gold Pool
5 .000 06/01/36 983
371,305 Freddie Mac Gold Pool
5 .000 07/01/39 371
49,556 Freddie Mac Gold Pool
4 .500 12/01/43 48
29,207 Freddie Mac Gold Pool
4 .500 02/01/44 28
960,237 Freddie Mac Gold Pool
4 .500 10/01/44 923
499,280 Freddie Mac Gold Pool
4 .500 11/01/44 480
903,994 Freddie Mac Gold Pool
4 .500 11/01/44 869
464,427 Freddie Mac Gold Pool
4 .500 12/01/44 442
450,723 Freddie Mac Gold Pool
4 .500 12/01/44 433
2,819,905 Freddie Mac Gold Pool
3 .500 04/01/45 2,561
343,725 Freddie Mac Gold Pool
4 .500 05/01/45 325
12,152,213 Freddie Mac Gold Pool
3 .500 08/01/45 11,083
1,102,928 Freddie Mac Gold Pool
4 .500 06/01/47 1,061
1,994,745 Freddie Mac Gold Pool
4 .000 09/01/47 1,872
2,132,964 Freddie Mac Gold Pool
3 .500 12/01/47 1,923
7,603,935 Freddie Mac Gold Pool
4 .500 08/01/48 7,310
3,548,637 Freddie Mac Gold Pool
4 .500 10/01/48 3,395
5,667,324 Freddie Mac Gold Pool
3 .500 11/01/48 5,104
11,546,721 Freddie Mac Pool
3 .000 11/01/49 9,995
28,487,641 Freddie Mac Pool
3 .000 11/01/51 24,752
4,162,048 Freddie Mac Pool
3 .000 11/01/51 3,590
2,583,990 Freddie Mac Pool
3 .000 11/01/51 2,250
3,617,567 Freddie Mac Pool
3 .000 11/01/51 3,146
12,064,960 Freddie Mac Pool
2 .500 04/01/52 9,927
9,451,208 Freddie Mac Pool
3 .000 04/01/52 8,123
6,114,286 Freddie Mac Pool
4 .000 04/01/52 5,602

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 1,131,571 Freddie Mac Pool
3 .500% 06/01/52 $ 1,004
15,246,491 Freddie Mac Pool
4 .500 06/01/52 14,365
665,184 Freddie Mac Pool
4 .500 07/01/52 626
15,230,799 Freddie Mac Pool
4 .500 07/01/52 14,350
27,348,425 Freddie Mac Pool
6 .000 11/01/52 27,522
21,749,190 Freddie Mac Pool
5 .500 08/01/53 21,553
8,838,179 Freddie Mac REMICS
3 .500 01/15/47 7,588
1,628,516 Freddie Mac REMICS
4 .000 10/15/47 1,489
1,561,966 Freddie Mac REMICS
4 .000 11/15/47 1,444
8,149,110 Freddie Mac REMICS
4 .000 01/15/48 7,535
8,723,693 Freddie Mac REMICS
4 .000 03/15/48 8,008
2,399,685 Freddie Mac REMICS
4 .000 04/15/48 2,219
5,465,650 Freddie Mac REMICS
4 .000 04/15/48 4,993
6,966,534 (a) Freddie Mac REMICS, (SOFR30A + 9.737%)
2 .381 06/15/48 6,116
5,196,863 (a) Freddie Mac REMICS, (SOFR30A + 9.657%)
2 .301 10/15/48 4,284
7,153,381 Freddie Mac REMICS
2 .000 09/25/50 4,578
4,613,866 Freddie Mac REMICS
2 .000 09/25/50 598
13,811,964 Freddie Mac REMICS
3 .000 09/25/50 9,685
6,996,135 Freddie Mac REMICS
3 .000 10/25/50 4,757
33,426,197 Freddie Mac REMICS
2 .500 02/25/51 5,533
8,641,786 Freddie Mac REMICS
2 .500 05/25/51 5,203
3,480,159 Freddie Mac REMICS
4 .000 08/25/52 2,801
6,494,238 Freddie Mac REMICS
4 .500 10/25/52 5,782
7,906,282 Freddie Mac REMICS
5 .500 11/25/52 7,677
3,760,212 Freddie Mac REMICS
5 .500 02/25/53 3,679
860,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
11 .669 01/25/42 921
3,925,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)
9 .319 02/25/42 4,132
16,690,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%)
7 .469 04/25/42 17,301
6,630,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8 .647 04/25/42 7,120
25,280,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .919 05/25/42 26,472
31,100,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
9 .234 06/25/42 33,384
20,340,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)
8 .569 07/25/42 21,688
1,875,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)
8 .119 08/25/42 1,973
15,170,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
8 .269 09/25/42 16,035
790,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)
8 .444 03/25/43 830
1,215,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7 .810 04/25/43 1,283
5,035,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
8 .069 05/25/43 5,352
140,861 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust
3 .787 02/25/48 136
29,416 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust
3 .846 05/25/48 29
3,258,423 (a) Freddie Mac Strips, (SOFR30A + 5.806%)
1 .208 03/15/44 279
9,296,831 Ginnie Mae I Pool
3 .700 10/15/33 9,019
151,788 Ginnie Mae I Pool
5 .000 04/15/38 151
678,963 Ginnie Mae I Pool
5 .000 06/15/39 674
375,545 Ginnie Mae I Pool
5 .000 06/15/39 370
9,065,670 Ginnie Mae I Pool
3 .700 08/15/40 8,736
179,344 Ginnie Mae II Pool
6 .500 11/20/38 186
3,803,057 Ginnie Mae II Pool
4 .500 12/20/45 3,733
7,444,167 Ginnie Mae II Pool
3 .000 06/20/51 6,467
8,615,959 Ginnie Mae II Pool
3 .000 12/20/51 7,480
6,269,644 Ginnie Mae II Pool
2 .500 02/20/52 5,087
52,882,447 Ginnie Mae II Pool
3 .500 04/20/52 47,297
4,224,337 Ginnie Mae II Pool
3 .500 07/20/52 3,778
11,149,461 Ginnie Mae II Pool
4 .000 08/20/52 10,276
6,935,006 Ginnie Mae II Pool
4 .000 09/20/52 6,396
8,895,166 Ginnie Mae II Pool
5 .000 11/20/52 8,655
14,963,599 Government National Mortgage Association
5 .000 01/20/40 3,194
6,693,120 Government National Mortgage Association
4 .500 03/20/40 1,198
10,808,868 Government National Mortgage Association
5 .000 03/20/40 2,174
8,545,170 Government National Mortgage Association
2 .500 12/20/43 7,460
4,491,821 Government National Mortgage Association
3 .000 03/20/45 3,935
2,882,977 Government National Mortgage Association
4 .000 06/20/46 341
3,890,621 Government National Mortgage Association
5 .000 09/20/46 739

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 6,241,577 (a) Government National Mortgage Association, (TSFR1M + 5.986%)
1 .615% 03/20/50 $ 803
16,836,884 Government National Mortgage Association
3 .000 11/20/51 11,822
18,658,052 Government National Mortgage Association
3 .000 12/20/51 13,036
16,997,464 Government National Mortgage Association
3 .000 01/20/52 12,111
15,611,382 Government National Mortgage Association
3 .000 02/20/52 10,325
10,923,576 Government National Mortgage Association
4 .000 04/20/52 8,966
11,439,419 Government National Mortgage Association
5 .000 04/20/52 2,152
5,608,223 Government National Mortgage Association
4 .000 07/20/52 4,422
10,052,159 Government National Mortgage Association
4 .500 09/20/52 9,021
8,535,905 Government National Mortgage Association
4 .500 09/20/52 7,671
7,114,896 Government National Mortgage Association
4 .500 09/20/52 6,486
4,845,785 Government National Mortgage Association
4 .500 09/20/52 4,130
5,548,864 Government National Mortgage Association
4 .500 02/20/53 4,866
4,781,592 Government National Mortgage Association
5 .500 02/20/53 4,585
10,228,796 (a) Government National Mortgage Association, (SOFR30A + 6.950%)
2 .345 05/20/53 779
7,516,763 (a) Government National Mortgage Association, (SOFR30A + 23.205%)
5 .247 08/20/53 7,763
4,602,956 (a) Government National Mortgage Association, (SOFR30A + 25.350%)
7 .392 08/20/53 5,115
85,975,030 (a),(b) GS Mortgage-Backed Securities Corp Trust
0 .150 08/25/51 677
16,331,748 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 12,989
9,862,646 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 7,841
2,915,638 (a),(b) GS Mortgage-Backed Securities Trust
2 .829 05/28/52 2,318
10,173,783 (a),(b) GS Mortgage-Backed Securities Trust
3 .000 08/26/52 8,435
223,879 (a) Impac CMB Trust, (TSFR1M + 0.774%)
5 .113 03/25/35 202
967,996 (a),(b) JP Morgan Mortgage Trust
3 .500 05/25/47 858
995,781 (a),(b) JP Morgan Mortgage Trust
3 .500 10/25/48 867
204,413 (a),(b) JP Morgan Mortgage Trust
4 .000 01/25/49 187
23,976,142 (a),(b) JP Morgan Mortgage Trust
0 .122 06/25/51 154
42,131,256 (a),(b) JP Morgan Mortgage Trust
0 .108 11/25/51 237
4,848,136 (a),(b) JP Morgan Mortgage Trust
2 .500 11/25/51 3,855
42,000,477 (a),(b) JP Morgan Mortgage Trust
0 .116 12/25/51 254
5,936,168 (a),(b) JP Morgan Mortgage Trust
2 .500 12/25/51 4,720
7,902,474 (a),(b) JP Morgan Mortgage Trust
2 .500 01/25/52 6,283
9,396,081 (a),(b) JP Morgan Mortgage Trust
0 .500 04/25/52 261
8,562,686 (a),(b) JP Morgan Mortgage Trust
3 .343 04/25/52 7,026
4,982,852 (a),(b) JP Morgan Mortgage Trust
3 .343 04/25/52 3,924
5,479,196 (a),(b) JP Morgan Mortgage Trust
3 .343 04/25/52 4,449
10,124,980 (a),(b) JP Morgan Mortgage Trust
2 .500 06/25/52 8,050
4,953,863 (a),(b) JP Morgan Mortgage Trust
3 .000 06/25/52 4,132
83,441,407 (b) JP Morgan Mortgage Trust
0 .224 07/25/52 917
12,918,641 (a),(b) JP Morgan Mortgage Trust
2 .500 07/25/52 10,271
21,566,507 (a),(b) JP Morgan Mortgage Trust
3 .250 07/25/52 18,480
17,281,630 (a),(b) JP Morgan Mortgage Trust
3 .000 08/25/52 14,328
9,377,543 (a),(b) JP Morgan Mortgage Trust
3 .000 10/25/52 7,775
5,651,429 (a),(b) JP Morgan Mortgage Trust
3 .000 11/25/52 4,686
7,669,289 (a),(b) JP Morgan Mortgage Trust
3 .000 04/25/53 6,359
3,638,104 (a),(b) JP Morgan Mortgage Trust
5 .000 06/25/53 3,481
3,642,197 (a),(b) JP Morgan Mortgage Trust
5 .500 06/25/53 3,545
7,449,125 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 5,929
1,765,712 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,545
5,014,687 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 3,990
1,825,000 (a),(b) NLT Trust
2 .569 08/25/56 1,289
5,288,024 (a),(b) OBX
3 .000 01/25/52 4,384
2,312,626 (a),(b) RCKT Mortgage Trust
3 .007 09/25/51 1,788
13,371,748 (a),(b) RCKT Mortgage Trust
2 .500 02/25/52 10,639
5,764,459 (a),(b) RCKT Mortgage Trust
3 .000 05/25/52 4,779
836,608 (a),(b) RCKT Mortgage Trust
4 .000 06/25/52 741
229,422 (a),(b) Sequoia Mortgage Trust
4 .000 06/25/49 212
1,210,006 (a),(b) Sequoia Mortgage Trust
3 .500 12/25/49 1,061
5,438,665 (a),(b) Sequoia Mortgage Trust
2 .500 06/25/51 4,324
2,535,000 (a),(b) Verus Securitization Trust
7 .525 02/25/68 2,563
783,144 (b) Verus Securitization Trust (Step Bond)
2 .733 05/25/65 758
4,254,623 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .000 08/25/51 3,528

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 5,217,696 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .312% 08/25/51 $ 4,276
TOTAL MORTGAGE BACKED 2,836,428
MUNICIPAL BONDS - 2.6%
2,975,000 Chicago Housing Authority
3 .682 01/01/25 2,975
245,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .264 09/01/25 243
1,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .038 09/01/34 910
845,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .750 09/01/37 731
2,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .000 09/01/48 1,589
3,995,000 City of Los Angeles CA Wastewater System Revenue
4 .029 06/01/39 3,530
4,940,000 City of New York NY
3 .200 12/01/26 4,830
1,575,000 City of San Antonio TX Customer Facility Charge Revenue
4 .353 07/01/25 1,574
4,055,000 Commonwealth Financing Authority
3 .864 06/01/38 3,609
19,355,000 Commonwealth Financing Authority
3 .807 06/01/41 16,154
4,365,000 County of Miami-Dade FL Aviation Revenue
2 .604 10/01/25 4,306
2,375,000 County of Miami-Dade FL Aviation Revenue
3 .505 10/01/25 2,359
2,500,000 County of Miami-Dade FL Aviation Revenue
2 .704 10/01/26 2,427
3,940,000 County of Miami-Dade FL Aviation Revenue
3 .049 10/01/26 3,847
3,750,000 County of Miami-Dade FL Aviation Revenue
3 .612 10/01/26 3,696
4,700,000 County of Miami-Dade FL Aviation Revenue
2 .529 10/01/30 4,158
3,730,000 County of Miami-Dade FL Aviation Revenue
3 .732 10/01/37 3,184
3,900,000 County of Miami-Dade FL Aviation Revenue
3 .982 10/01/41 3,238
9,160,000 County of Miami-Dade FL Aviation Revenue
4 .280 10/01/41 8,136
2,000,000 Duke University
3 .199 10/01/38 1,609
5,080,000 Illinois Finance Authority
3 .944 08/15/47 4,046
4,805,000 Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy
3 .375 09/01/35 4,144
5,680,000 New York State Dormitory Authority
3 .998 07/01/39 4,935
10,605,000 New York State Dormitory Authority
4 .294 07/01/44 9,194
6,000,000 New York State Dormitory Authority
3 .879 07/01/46 4,743
5,000,000 New York State Thruway Authority
2 .256 01/01/25 5,000
6,460,000 New York State Thruway Authority
2 .406 01/01/26 6,335
4,750,000 New York State Thruway Authority
2 .500 01/01/27 4,567
1,000,000 Port of Corpus Christi Authority of Nueces County
3 .487 12/01/25 992
1,910,000 Public Finance Authority
4 .269 07/01/40 1,678
6,360,000 San Jose Redevelopment Agency Successor Agency
3 .375 08/01/34 5,655
13,060,000 State of California
4 .600 04/01/38 12,170
10,500,000 State of Illinois
3 .150 06/15/26 10,306
12,500,000 State of Illinois
3 .250 06/15/27 12,111
25,552,941 State of Illinois
5 .100 06/01/33 25,209
9,700,000 State of Oregon Department of Administrative Services
4 .103 05/01/39 8,525
9,900,000 State of Wisconsin
3 .154 05/01/27 9,613
25,860,000 University of California
3 .063 07/01/25 25,708
17,045,000 University of California
3 .931 05/15/45 15,246
7,620,000 University of Massachusetts Building Authority
3 .097 11/01/35 6,322
13,000,000 University of Massachusetts Building Authority
3 .434 11/01/40 10,482
20,000,000 University of New Mexico
3 .532 06/20/32 19,084
2,160,000 Virginia Port Authority
4 .228 07/01/36 1,967
390,000 Washington Convention & Sports Authority
3 .969 10/01/30 375
TOTAL MUNICIPAL BONDS 281,512
OTHER MORTGAGE BACKED - 0.0%
3,140,000 (a),(b) EQT Trust
5 .331 07/05/41 3,143
TOTAL OTHER MORTGAGE BACKED 3,143
U.S. TREASURY SECURITIES - 19.9%
12,930,000 United States Treasury Note/Bond
5 .000 09/30/25 12,998
2,205,000 United States Treasury Note/Bond
0 .250 10/31/25 2,134
10,000,000 (c) United States Treasury Note/Bond
4 .875 11/30/25 10,054
825,000 United States Treasury Note/Bond
4 .250 12/31/25 825
2,765,000 United States Treasury Note/Bond
4 .625 03/15/26 2,777
3,740,000 United States Treasury Note/Bond
4 .500 03/31/26 3,750
8,875,000 United States Treasury Note/Bond
4 .625 06/30/26 8,923
5,515,000 United States Treasury Note/Bond
4 .500 07/15/26 5,535
985,000 United States Treasury Note/Bond
4 .625 09/15/26 991
1,025,000 United States Treasury Note/Bond
3 .500 09/30/26 1,012

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 700,000 United States Treasury Note/Bond
4 .625% 10/15/26 $ 704
4,180,000 United States Treasury Note/Bond
4 .125 10/31/26 4,170
102,660,000 United States Treasury Note/Bond
4 .250 11/30/26 102,640
5,510,000 United States Treasury Note/Bond
4 .375 12/15/26 5,522
29,505,000 United States Treasury Note/Bond
0 .500 10/31/27 26,558
106,000,000 United States Treasury Note/Bond
4 .125 11/15/27 105,532
246,070,000 United States Treasury Note/Bond
3 .500 04/30/28 239,863
80,000 United States Treasury Note/Bond
1 .250 09/30/28 72
492,842,000 United States Treasury Note/Bond
4 .125 11/30/29 487,243
113,120,000 United States Treasury Note/Bond
3 .500 04/30/30 108,250
2,312,500 United States Treasury Note/Bond
4 .000 07/31/30 2,264
5,650,000 United States Treasury Note/Bond
4 .375 11/30/30 5,629
50,000,000 United States Treasury Note/Bond
3 .750 12/31/30 48,173
70,450,000 United States Treasury Note/Bond
4 .000 01/31/31 68,734
55,026,000 United States Treasury Note/Bond
4 .125 07/31/31 53,930
100,957,900 United States Treasury Note/Bond
3 .750 08/31/31 96,726
57,590,000 United States Treasury Note/Bond
4 .250 11/15/34 56,089
10,000,000 United States Treasury Note/Bond
1 .125 08/15/40 5,963
12,050,000 United States Treasury Note/Bond
3 .875 08/15/40 10,843
20,935,000 United States Treasury Note/Bond
4 .375 05/15/41 19,936
85,325,800 United States Treasury Note/Bond
2 .375 02/15/42 60,740
26,721,000 United States Treasury Note/Bond
3 .250 05/15/42 21,735
91,758,000 United States Treasury Note/Bond
3 .375 08/15/42 75,742
6,000,000 United States Treasury Note/Bond
2 .750 11/15/42 4,484
54,100,000 United States Treasury Note/Bond
3 .875 02/15/43 47,734
49,620,000 United States Treasury Note/Bond
3 .875 05/15/43 43,671
9,560,000 United States Treasury Note/Bond
4 .375 08/15/43 8,995
13,535,000 United States Treasury Note/Bond
4 .750 11/15/43 13,364
4,800,000 United States Treasury Note/Bond
4 .625 05/15/44 4,653
35,680,000 United States Treasury Note/Bond
3 .000 05/15/45 26,959
41,710,000 United States Treasury Note/Bond
2 .875 08/15/45 30,764
52,140,000 United States Treasury Note/Bond
2 .500 05/15/46 35,504
1,075,000 United States Treasury Note/Bond
3 .000 05/15/47 794
30,710,000 United States Treasury Note/Bond
2 .750 11/15/47 21,549
6,155,000 United States Treasury Note/Bond
3 .125 05/15/48 4,610
51,995,000 United States Treasury Note/Bond
3 .000 08/15/48 37,975
20,120,000 United States Treasury Note/Bond
3 .375 11/15/48 15,714
256,002,000 United States Treasury Note/Bond
2 .250 02/15/52 155,199
44,786,000 United States Treasury Note/Bond
3 .625 02/15/53 36,388
60,451,000 United States Treasury Note/Bond
4 .375 08/15/54 55,204
TOTAL U.S. TREASURY SECURITIES 2,199,618
TOTAL GOVERNMENT BONDS
(Cost $6,139,185) 5,703,310
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
173,925 Morgan Stanley 4,473
TOTAL FINANCIAL SERVICES 4,473
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,473
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 15.0%
ASSET BACKED - 5.4%
1,000,000 (b) Affirm Asset Securitization Trust
6 .820 09/15/28 1,014
Series - 2023 B (Class A)
5,000,000 (a),(b) AGL CLO 19 Ltd, (TSFR3M + 2.750%)
7 .367 07/21/35 5,021
Series - 2022 19A (Class B1)
15,000,000 (a),(b) AIMCO CLO 16 Ltd, (TSFR3M + 1.650%)
6 .297 07/17/37 15,138
Series - 2021 16A (Class BR)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 7,500,000 (a),(b) AIMCO CLO Series, (TSFR3M + 1.762%)
6 .379% 04/20/34 $ 7,514
Series - 2017 AA (Class BR)
6,190,000 AmeriCredit Automobile Receivables Trust
1 .490 09/18/26 6,124
Series - 2020 3 (Class D)
3,499,000 (b) AMSR Trust
3 .148 01/19/39 3,370
Series - 2019 SFR1 (Class C)
74,236 (b) Asset Backed Funding Corp NIM Trust
5 .900 07/26/35 0 ^
Series - 2005 WMC1 (Class N1)
9,500,000 (b) Avis Budget Rental Car Funding AESOP LLC
1 .380 08/20/27 9,057
Series - 2021 1A (Class A)
4,400,000 (b) BHG Securitization Trust
1 .670 10/17/34 4,263
Series - 2021 B (Class B)
1,075,822 (b) BRE Grand Islander Timeshare Issuer LLC
3 .280 09/26/33 1,055
Series - 2019 A (Class A)
EUR 677,854 (a),(b) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%)
5 .470 05/22/31 661
Series - 2021 1A (Class D)
1,500,000 (a),(b) BX Trust, (TSFR1M + 3.339%)
7 .736 05/15/38 1,516
Series - 2023 DELC (Class B)
5,662,222 (b) Capital Automotive REIT
1 .440 08/15/51 5,333
Series - 2021 1A (Class A1)
4,188,581 (b) Capital Automotive REIT
1 .920 08/15/51 3,948
Series - 2021 1A (Class A3)
11,310,750 (b) Capital Automotive REIT
4 .400 10/15/54 10,778
Series - 2024 3A (Class A1)
9,700,000 (b) Cars Net Lease Mortgage Notes
2 .010 12/15/50 8,817
Series - 2020 1A (Class A1)
2,499,505 Carvana Auto Receivables Trust
0 .970 03/10/28 2,427
Series - 2021 N2 (Class A2)
125,664 Carvana Auto Receivables Trust
1 .270 03/10/28 121
Series - 2021 N2 (Class D)
EUR 595,590 (a),(b) Cassia SRL, (EURIBOR 3 M + 3.500%)
6 .500 05/22/34 615
Series - 2022 1A (Class B)
4,150,000 (a),(b) Cayuga Park CLO Ltd, (TSFR3M + 1.912%)
1 .000 07/17/34 4,158
Series - 2020 1A (Class B1R)
219,115 (a) C-BASS Trust, (TSFR1M + 0.274%)
3 .166 07/25/36 214
Series - 2006 CB6 (Class A1)
17,179,533 (b) CF Hippolyta LLC
1 .690 07/15/60 16,785
Series - 2020 1 (Class A1)
5,008,101 (b) CF Hippolyta LLC
1 .990 07/15/60 4,497
Series - 2020 1 (Class A2)
2,941,208 (b) CF Hippolyta LLC
2 .280 07/15/60 2,851
Series - 2020 1 (Class B1)
18,848,951 (b) CF Hippolyta LLC
1 .530 03/15/61 17,870
Series - 2021 1A (Class A1)
4,476,626 (b) CF Hippolyta LLC
1 .980 03/15/61 4,173
Series - 2021 1A (Class B1)
428,194 (a) Chase Funding Mortgage Loan Asset-Backed Certificates
5 .700 02/26/35 372
Series - 2004 2 (Class 1M2)
25,000,000 (a),(b),(g) CIFC Funding Ltd, (TSFR3M + 1.600%)
0 .000 01/16/38 25,031
Series - 2019 3A (Class BR2)
7,226 CIT Group Home Equity Loan Trust (Step Bond)
6 .200 02/25/30 7
Series - 2002 1 (Class AF6)
6,520,000 (a) Citibank Credit Card Issuance Trust, (TSFR1M + 0.884%)
5 .282 05/14/29 6,596
Series - 2017 A6 (Class A6)
7,797,925 (b) DB Master Finance LLC
4 .021 05/20/49 7,686
Series - 2019 1A (Class A2II)
36,375,000 (b) DB Master Finance LLC
2 .045 11/20/51 34,430
Series - 2021 1A (Class A2I)
28,712,000 (b) DB Master Finance LLC
2 .493 11/20/51 25,923
Series - 2021 1A (Class A2II)
189,984 (b) Diamond Resorts Owner Trust
2 .700 11/21/33 186
Series - 2021 1A (Class C)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 27,789,188 (b) Domino's Pizza Master Issuer LLC
2 .662% 04/25/51 $ 25,243
Series - 2021 1A (Class A2I)
3,800,000 (a),(b) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%)
6 .494 07/18/30 3,806
Series - 2017 49A (Class BR)
207,776 (a),(b) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%)
5 .553 05/25/37 207
Series - 2007 2 (Class A2C)
3,148,494 (b) FNA VI LLC
1 .350 01/10/32 2,968
Series - 2021 1A (Class A)
11,810,000 (b) Frontier Issuer LLC
6 .190 06/20/54 12,012
Series - 2024 1 (Class A2)
982,219 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 1.950%)
6 .881 09/01/26 986
Series - 2023 1A (Class A)
13,000,000 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 1.700%)
6 .615 03/01/28 13,036
Series - 2024 1A (Class A)
3,500,000 (b) GSCG Trust
2 .936 09/06/34 2,669
Series - 2019 600C (Class A)
188,406 (b) HERO Funding Trust
3 .280 09/20/48 164
Series - 2017 2A (Class A1)
376,812 (b) HERO Funding Trust
4 .070 09/20/48 336
Series - 2017 2A (Class A2)
1,599,270 (b) Hilton Grand Vacations Trust
2 .340 07/25/33 1,562
Series - 2019 AA (Class A)
208,840 (a) Home Equity Asset Trust, (TSFR1M + 1.614%)
3 .986 06/25/33 204
Series - 2003 1 (Class M1)
13,040,000 (b) Hotwire Funding LLC
5 .893 06/20/54 13,171
Series - 2024 1A (Class A2)
1,631,098 (b) JG Wentworth XXII LLC
3 .820 12/15/48 1,602
Series - 2010 3A (Class A)
5,500,000 (a),(b) Madison Park Funding XXI Ltd, (TSFR3M + 1.912%)
6 .568 10/15/32 5,507
Series - 2016 21A (Class A2RR)
3,500,000 (a),(b) Massachusetts St, (TSFR3M + 1.912%)
6 .568 01/15/35 3,505
Series - 2021 3A (Class B)
6,650,000 (b) MetroNet Infrastructure Issuer LLC
6 .230 04/20/54 6,784
Series - 2024 1A (Class A2)
1,872,153 (b) MVW LLC
1 .140 01/22/41 1,776
Series - 2021 1WA (Class A)
742,472 (b) MVW Owner Trust
2 .890 11/20/36 736
Series - 2019 1A (Class A)
2,575,308 (b) MVW Owner Trust
2 .220 10/20/38 2,513
Series - 2019 2A (Class A)
1,687,427 (b) Navient Private Education Refi Loan Trust
1 .310 01/15/69 1,566
Series - 2020 HA (Class A)
3,591,066 (b) Navient Private Education Refi Loan Trust
0 .840 05/15/69 3,236
Series - 2021 A (Class A)
1,435,564 (b) Navient Student Loan Trust
3 .390 12/15/59 1,395
Series - 2019 BA (Class A2A)
685,156 (a),(b) Navient Student Loan Trust, (LIBOR 1 M + 1.094%)
5 .492 12/15/59 684
Series - 2019 BA (Class A2B)
10,000,000 (a),(b) Neuberger Berman CLO Ltd, (TSFR3M + 1.800%)
6 .426 04/25/36 10,031
Series - 2022 48A (Class B)
8,600,000 (a),(b) Neuberger Berman Loan Advisers CLO 31 Ltd, (TSFR3M + 1.812%)
6 .429 04/20/31 8,613
Series - 2019 31A (Class BR)
1,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 43 Ltd, (TSFR3M + 1.862%)
6 .509 07/17/35 1,002
Series - 2021 43A (Class B)
6,650,000 (a),(b) OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%)
6 .544 01/18/36 6,669
Series - 2021 10A (Class B)
10,000,000 (a),(b) OHA Credit Funding 6 Ltd, (TSFR3M + 1.650%)
6 .242 10/20/37 10,063
Series - 2020 6A (Class B1R2)
8,172,816 (b) OneMain Financial Issuance Trust
4 .890 10/14/34 8,177
Series - 2022 2A (Class A)
17,350,000 (b) OneMain Financial Issuance Trust
1 .750 09/14/35 16,664
Series - 2020 2A (Class A)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 21,646,000 (a),(b) OneMain Financial Issuance Trust, (SOFR30A + 0.760%)
5 .358% 06/16/36 $ 21,692
Series - 2021 1A (Class A2)
8,000,000 (a),(b) Palmer Square CLO Ltd, (TSFR3M + 1.800%)
6 .417 04/20/35 8,023
Series - 2022 1A (Class B)
1,450,000 (b) Progress Residential Trust
2 .711 11/17/40 1,305
Series - 2021 SFR9 (Class D)
236,343 Santander Drive Auto Receivables Trust
1 .480 01/15/27 236
Series - 2020 4 (Class D)
30,918,805 Santander Drive Auto Receivables Trust
1 .670 10/15/27 30,419
Series - 2021 4 (Class D)
19,927,250 (b) SERVPRO Master Issuer LLC
2 .394 04/25/51 17,955
Series - 2021 1A (Class A2)
650,065 (b) Sierra Timeshare Receivables Funding LLC
0 .990 11/20/37 630
Series - 2021 1A (Class A)
704,846 (b) Sierra Timeshare Receivables Funding LLC
1 .340 11/20/37 683
Series - 2021 1A (Class B)
390,770 (b) Sierra Timeshare Receivables Funding LLC
1 .790 11/20/37 378
Series - 2021 1A (Class C)
200,602 (b) SMB Private Education Loan Trust
2 .430 02/17/32 200
Series - 2016 B (Class A2A)
966,767 (b) SMB Private Education Loan Trust
2 .880 09/15/34 958
Series - 2017 A (Class A2A)
1,841,621 (b) SMB Private Education Loan Trust
2 .820 10/15/35 1,811
Series - 2017 B (Class A2A)
1,043,115 (b) SMB Private Education Loan Trust
3 .500 02/15/36 1,026
Series - 2018 A (Class A2A)
820,143 (b) SoFi Professional Loan Program LLC
2 .840 01/25/41 811
Series - 2017 F (Class A2FX)
1,208,698 (b) SoFi Professional Loan Program LLC
2 .950 02/25/42 1,198
Series - 2018 A (Class A2B)
984,220 (b) SoFi Professional Loan Program LLC
3 .690 06/15/48 969
Series - 2019 A (Class A2FX)
2,436,212 (b) SpringCastle America Funding LLC
1 .970 09/25/37 2,238
Series - 2020 AA (Class A)
9,021,000 (b) SpringCastle America Funding LLC
2 .660 09/25/37 6,893
Series - 2020 AA (Class B)
6,475,000 (b) Stack Infrastructure Issuer LLC
1 .893 08/25/45 6,343
Series - 2020 1A (Class A2)
5,875,000 (b) Stack Infrastructure Issuer LLC
1 .877 03/26/46 5,652
Series - 2021 1A (Class A2)
265,079 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%)
5 .353 09/25/34 252
Series - 2004 8 (Class M1)
1,781,250 (b) Taco Bell Funding LLC
4 .970 05/25/46 1,778
Series - 2016 1A (Class A23)
26,399,775 (b) Taco Bell Funding LLC
1 .946 08/25/51 24,654
Series - 2021 1A (Class A2I)
16,122,825 (b) Taco Bell Funding LLC
2 .294 08/25/51 14,299
Series - 2021 1A (Class A2II)
1,050,000 (b) Tesla Auto Lease Trust
6 .570 08/20/27 1,066
Series - 2023 B (Class B)
EUR 260,000 (a),(b) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%)
0 .000 11/17/36 272
Series - 2024 1A (Class C)
19,030,453 (b) Wendy's Funding LLC
2 .370 06/15/51 16,942
Series - 2021 1A (Class A2I)
18,300,000 (b) Ziply Fiber Issuer LLC
6 .640 04/20/54 18,754
Series - 2024 1A (Class A2)
TOTAL ASSET BACKED 591,875
OTHER MORTGAGE BACKED - 9.6%
12,000,000 (a),(b) 20 Times Square Trust
3 .100 05/15/35 10,048
Series - 2018 20TS (Class E)
1,600,000 (a),(b) 20 Times Square Trust
3 .100 05/15/35 1,426
Series - 2018 20TS (Class B)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 5,450,000 (b) 225 Liberty Street Trust
3 .597% 02/10/36 $ 5,172
Series - 2016 225L (Class A)
929,970 (a),(b) Agate Bay Mortgage Trust
3 .500 09/25/45 839
Series - 2015 6 (Class A9)
5,000,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 2.364%)
6 .762 04/15/34 3,575
Series - 2021 ACEN (Class C)
GBP 420,888 (a),(b) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%)
6 .691 07/22/31 466
Series - 2021 1A (Class D)
1,067,340 (a) BANK
3 .948 11/15/50 936
Series - 2017 BNK8 (Class B)
2,500,000 (a) BANK
4 .092 11/15/50 1,960
Series - 2017 BNK8 (Class C)
1,000,000 BANK
3 .093 10/17/52 886
Series - 2019 BN21 (Class AS)
3,800,000 BANK
3 .203 12/15/52 3,379
Series - 2019 BN23 (Class AS)
1,000,000 (a) BANK
3 .851 07/15/60 903
Series - 2017 BNK6 (Class C)
1,618,918 BANK
2 .758 09/15/62 1,461
Series - 2019 BN20 (Class A2)
8,000,000 (a) BANK
3 .283 11/15/62 7,208
Series - 2019 BN24 (Class AS)
1,183,000 (a) BANK
3 .517 11/15/62 980
Series - 2019 BN24 (Class C)
3,400,000 (a) BANK5
6 .268 02/15/29 3,492
Series - 2024 5YR5 (Class AS)
2,675,000 BANK5
5 .769 06/15/57 2,739
Series - 2024 5YR7 (Class A3)
1,250,000 (a),(b) BBCMS Mortgage Trust
4 .267 08/05/38 1,016
Series - 2018 CHRS (Class E)
2,202,356 BBCMS Mortgage Trust
3 .488 02/15/50 2,172
Series - 2017 C1 (Class ASB)
4,000,000 BBCMS Mortgage Trust
5 .753 04/15/56 4,038
Series - 2023 C19 (Class A2B)
4,700,000 (a) BBCMS Mortgage Trust
6 .383 07/15/56 4,837
Series - 2023 C20 (Class A2)
4,600,000 (a),(b) Benchmark Mortgage Trust
2 .791 09/15/48 3,839
Series - 2020 IG2 (Class AM)
2,740,000 (a),(b) Benchmark Mortgage Trust
3 .129 09/15/48 2,160
Series - 2020 IG3 (Class AS)
2,500,000 (a),(b) Benchmark Mortgage Trust
3 .536 09/15/48 2,327
Series - 2020 IG3 (Class BXA)
3,000,000 (a) Benchmark Mortgage Trust
4 .305 02/15/51 2,596
Series - 2018 B2 (Class C)
4,000,000 (a) Benchmark Mortgage Trust
4 .598 07/15/51 3,548
Series - 2018 B5 (Class C)
3,452,143 Benchmark Mortgage Trust
4 .016 03/15/52 3,284
Series - 2019 B9 (Class A5)
3,000,000 Benchmark Mortgage Trust
3 .784 05/15/52 2,741
Series - 2019 B11 (Class AS)
830,000 Benchmark Mortgage Trust
4 .241 05/15/53 790
Series - 2018 B7 (Class A3)
3,500,000 (a) Benchmark Mortgage Trust
4 .510 05/15/53 3,398
Series - 2018 B7 (Class A4)
1,000,000 Benchmark Mortgage Trust
2 .355 07/15/54 757
Series - 2021 B27 (Class B)
10,000,000 (a) Benchmark Mortgage Trust
2 .244 08/15/54 7,787
Series - 2021 B28 (Class B)
3,150,000 Benchmark Mortgage Trust
2 .429 08/15/54 2,584
Series - 2021 B28 (Class AS)
9,500,000 Benchmark Mortgage Trust
2 .612 09/15/54 7,886
Series - 2021 B29 (Class AS)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 Benchmark Mortgage Trust
3 .493% 12/15/62 $ 1,601
Series - 2019 B14 (Class B)
2,265,000 Benchmark Mortgage Trust
3 .231 12/15/72 2,004
Series - 2019 B15 (Class AS)
1,641,000 (a) Benchmark Mortgage Trust
3 .715 12/15/72 1,275
Series - 2019 B15 (Class C)
5,000,000 (a) BMO Mortgage Trust
6 .013 11/15/57 5,115
Series - 2024 C10 (Class A3)
2,360,000 (b) BWAY Mortgage Trust
3 .402 02/10/44 1,845
Series - 2022 26BW (Class A)
5,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.646%)
6 .043 04/15/34 4,945
Series - 2019 IMC (Class C)
4,750,036 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.035%)
5 .432 12/15/38 4,752
Series - 2021 CIP (Class A)
7,125,054 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.385%)
5 .782 12/15/38 7,121
Series - 2021 CIP (Class B)
10,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 4.874%)
9 .256 10/15/41 10,065
Series - 2024 BRBK (Class C)
CAD 700,000 (a),(b) BX Commercial Mortgage Trust
6 .363 11/15/41 488
Series - 2024 PURE (Class C)
875,000 (a),(b) BX TRUST, (TSFR1M + 2.949%)
7 .346 08/15/39 880
Series - 2022 PSB (Class B)
1,325,000 (b) BXP Trust
3 .459 08/13/37 1,257
Series - 2017 CC (Class A)
5,000,000 (b) BXP Trust
2 .618 01/15/44 4,118
Series - 2021 601L (Class A)
2,000,000 (a),(b) BXP Trust
2 .775 01/15/44 1,514
Series - 2021 601L (Class D)
7,000,000 (a),(b) BXP Trust
2 .775 01/15/44 5,539
Series - 2021 601L (Class C)
1,763,573 CD Mortgage Trust
2 .622 08/10/49 1,735
Series - 2016 CD1 (Class ASB)
9,000,000 CD Mortgage Trust
2 .926 08/10/49 8,273
Series - 2016 CD1 (Class AM)
5,750,000 (a) CD Mortgage Trust
3 .879 11/10/49 4,830
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust
3 .976 11/10/49 553
Series - 2016 CD2 (Class C)
410,797 CD Mortgage Trust
3 .453 02/10/50 405
Series - 2017 CD3 (Class AAB)
500,000 (a) CD Mortgage Trust
4 .536 02/10/50 192
Series - 2017 CD3 (Class C)
2,527,127 CD Mortgage Trust
3 .220 08/15/50 2,482
Series - 2017 CD5 (Class AAB)
3,190,006 CD Mortgage Trust
2 .812 08/15/57 3,052
Series - 2019 CD8 (Class ASB)
853,177 CFCRE Commercial Mortgage Trust
3 .121 05/10/58 788
Series - 2016 C4 (Class AHR)
3,121,428 CGMS Commercial Mortgage Trust
3 .243 08/15/50 3,054
Series - 2017 B1 (Class AAB)
194,643 (a) CHL Mortgage Pass-Through Trust
5 .400 02/20/35 196
Series - 2004 HYB9 (Class 1A1)
2,500,000 (a),(b) Citigroup Commercial Mortgage Trust
3 .518 05/10/35 2,439
Series - 2013 375P (Class B)
2,137,000 Citigroup Commercial Mortgage Trust
3 .457 04/10/48 2,122
Series - 2015 GC29 (Class AS)
1,700,000 (a) Citigroup Commercial Mortgage Trust
3 .758 04/10/48 1,668
Series - 2015 GC29 (Class B)
3,000,000 (a) Citigroup Commercial Mortgage Trust
4 .202 04/10/48 2,919
Series - 2015 GC29 (Class C)
7,765,000 Citigroup Commercial Mortgage Trust
3 .764 10/12/50 7,306
Series - 2017 C4 (Class AS)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 Citigroup Commercial Mortgage Trust
3 .778% 09/10/58 $ 1,979
Series - 2015 GC33 (Class A4)
2,029,107 (a),(b) CITIGROUP MORTGAGE LOAN TRUST
2 .709 05/25/51 1,581
Series - 2021 INV1 (Class B3W)
3,000,000 (b) COMM Mortgage Trust
3 .376 01/10/39 2,668
Series - 2022 HC (Class C)
123,617 COMM Mortgage Trust
2 .853 10/15/45 115
Series - 2012 CR4 (Class A3)
766,237 (a),(b) COMM Mortgage Trust
3 .520 06/10/46 764
Series - 2013 CR8 (Class B)
2,500,000 (a),(b) COMM Mortgage Trust
4 .767 06/10/47 1,187
Series - 2014 UBS3 (Class D)
2,825,979 (a) COMM Mortgage Trust
3 .829 02/10/48 2,745
Series - 2015 LC19 (Class B)
1,000,000 (b) COMM Mortgage Trust
3 .000 03/10/48 684
Series - 2015 CR22 (Class E)
1,445,000 COMM Mortgage Trust
3 .309 03/10/48 1,436
Series - 2015 CR22 (Class A5)
5,592,775 (a) COMM Mortgage Trust
3 .603 03/10/48 5,481
Series - 2015 CR22 (Class AM)
2,500,000 (a) COMM Mortgage Trust
3 .926 03/10/48 2,429
Series - 2015 CR22 (Class B)
2,696,000 (a) COMM Mortgage Trust
4 .070 03/10/48 2,373
Series - 2015 CR22 (Class C)
7,405,000 COMM Mortgage Trust
3 .801 05/10/48 7,368
Series - 2015 CR23 (Class AM)
4,500,000 (a) COMM Mortgage Trust
4 .183 05/10/48 4,378
Series - 2015 CR23 (Class B)
2,549,000 (a) COMM Mortgage Trust
4 .332 05/10/48 2,416
Series - 2015 CR23 (Class C)
103,700 COMM Mortgage Trust
3 .421 07/10/48 104
Series - 2015 LC21 (Class ASB)
4,000,000 (a) COMM Mortgage Trust
3 .463 08/10/48 3,561
Series - 2015 CR24 (Class D)
2,550,000 COMM Mortgage Trust
3 .696 08/10/48 2,531
Series - 2015 CR24 (Class A5)
5,000,000 (a) COMM Mortgage Trust
4 .028 08/10/48 4,945
Series - 2015 CR24 (Class AM)
1,467,000 (a) COMM Mortgage Trust
4 .348 08/10/48 1,332
Series - 2015 CR24 (Class C)
2,000,000 (a) COMM Mortgage Trust
4 .348 08/10/48 1,954
Series - 2015 CR24 (Class B)
1,352,000 COMM Mortgage Trust
3 .612 10/10/48 1,338
Series - 2015 CR27 (Class A4)
3,212,210 COMM Mortgage Trust
3 .630 10/10/48 3,176
Series - 2015 CR26 (Class A4)
2,075,000 COMM Mortgage Trust
3 .774 10/10/48 2,055
Series - 2015 LC23 (Class A4)
1,875,000 (a) COMM Mortgage Trust
4 .463 10/10/48 1,834
Series - 2015 CR26 (Class B)
4,855,000 (a) COMM Mortgage Trust
4 .544 10/10/48 4,618
Series - 2015 LC23 (Class C)
955,558 COMM Mortgage Trust
3 .651 02/10/49 954
Series - 2016 CR28 (Class AHR)
4,742,262 (a) COMM Mortgage Trust
4 .586 02/10/49 4,503
Series - 2016 CR28 (Class B)
4,600,000 (a) COMM Mortgage Trust
4 .345 05/10/51 4,211
Series - 2018 COR3 (Class AM)
2,055,000 (a) COMM Mortgage Trust
4 .516 05/10/51 1,711
Series - 2018 COR3 (Class B)
1,550,000 COMM Mortgage Trust
3 .263 08/15/57 1,389
Series - 2019 GC44 (Class AM)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 (a) COMM Mortgage Trust
3 .510% 08/15/57 $ 1,673
Series - 2019 GC44 (Class C)
17,620,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%)
8 .069 03/25/42 18,517
Series - 2022 R03 (Class 1M2)
5,970,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%)
7 .569 04/25/42 6,192
Series - 2022 R05 (Class 2M2)
28,280,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%)
8 .419 05/25/42 29,993
Series - 2022 R06 (Class 1M2)
9,505,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%)
8 .169 07/25/42 10,035
Series - 2022 R08 (Class 1M2)
12,890,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%)
9 .310 09/25/42 13,998
Series - 2022 R09 (Class 2M2)
870,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 6.750%)
11 .310 09/25/42 971
Series - 2022 R09 (Class 2B1)
16,045,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%)
8 .310 12/25/42 17,143
Series - 2023 R01 (Class 1M2)
4,270,400 (a),(b) CSMC
3 .388 10/25/59 3,979
Series - 2019 NQM1 (Class M1)
6,987,788 (a),(b) CSMC
2 .405 10/25/66 6,054
Series - 2021 NQM8 (Class A3)
7,400,000 (a),(b) CSMC Trust
3 .728 11/10/32 5,014
Series - 2017 CALI (Class B)
9,500,000 DBGS Mortgage Trust
4 .466 10/15/51 9,089
Series - 2018 C1 (Class A4)
3,359,188 DBJPM Mortgage Trust
2 .756 08/10/49 3,316
Series - 2016 C3 (Class ASB)
4,742,025 DBJPM Mortgage Trust
3 .121 06/10/50 4,657
Series - 2017 C6 (Class ASB)
5,300,000 DBJPM Mortgage Trust
2 .340 08/15/53 4,424
Series - 2020 C9 (Class AM)
2,000,000 (a),(b) DBSG Mortgage Trust
6 .595 06/10/37 2,023
Series - 2024 ALTA (Class B)
4,994,187 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 1.235%)
5 .633 11/15/38 4,991
Series - 2021 ELP (Class B)
6,991,862 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%)
5 .832 11/15/38 6,988
Series - 2021 ELP (Class C)
4,414,861 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%)
6 .631 11/15/38 4,419
Series - 2021 ELP (Class E)
1,499,970 (a),(b) EQUS Mortgage Trust, (TSFR1M + 1.019%)
5 .417 10/15/38 1,499
Series - 2021 EQAZ (Class A)
2,165,087 (a),(b) Flagstar Mortgage Trust
3 .972 10/25/47 1,928
Series - 2017 2 (Class B3)
83,971 (a),(b) Flagstar Mortgage Trust
4 .000 09/25/48 78
Series - 2018 5 (Class A11)
2,974,398 (a),(b) Flagstar Mortgage Trust
2 .500 04/25/51 2,365
Series - 2021 2 (Class A4)
8,504,607 (a),(b) Flagstar Mortgage Trust
2 .500 06/01/51 6,762
Series - 2021 4 (Class A21)
2,501,553 (a),(b) Flagstar Mortgage Trust
3 .343 07/25/51 1,981
Series - 2021 5INV (Class B4)
27,497 Ford Credit Auto Owner Trust
5 .140 03/15/26 27
Series - 2023 A (Class A2A)
27,497 (a) Ford Credit Auto Owner Trust, (SOFR30A + 0.720%)
5 .318 03/15/26 27
Series - 2023 A (Class A2B)
2,580,000 (b) Frontier Issuer LLC
6 .600 08/20/53 2,626
Series - 2023 1 (Class A2)
GBP 878,038 (a),(b) Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%)
7 .627 11/20/33 1,085
Series - 2021 1A (Class GBD)
2,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%)
6 .145 07/15/31 791
Series - 2018 TWR (Class C)
5,235,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.897%)
6 .295 07/15/31 1,319
Series - 2018 TWR (Class D)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 5,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.364%)
5 .762% 11/15/36 $ 4,974
Series - 2021 ARDN (Class A)
1,500,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%)
6 .562 11/15/36 1,477
Series - 2021 ARDN (Class C)
3,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 2.864%)
7 .262 11/15/36 2,980
Series - 2021 ARDN (Class D)
3,600,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 3.464%)
7 .862 11/15/36 3,571
Series - 2021 ARDN (Class E)
1,130,000 (a),(b) GS Mortgage Securities Corp Trust
3 .475 09/10/37 1,061
Series - 2017 375H (Class A)
2,500,000 (a),(b) GS Mortgage Securities Corp Trust
3 .483 09/10/37 2,266
Series - 2017 375H (Class B)
7,400,000 (a) GS Mortgage Securities Trust
4 .018 07/10/48 7,334
Series - 2015 GC32 (Class AS)
621,975 GS Mortgage Securities Trust
3 .278 10/10/48 618
Series - 2015 GC34 (Class AAB)
2,000,000 GS Mortgage Securities Trust
3 .143 10/10/49 1,913
Series - 2016 GS3 (Class AS)
1,500,000 (a) GS Mortgage Securities Trust
3 .950 11/10/49 1,270
Series - 2016 GS4 (Class C)
2,000,000 GS Mortgage Securities Trust
3 .674 03/10/50 1,925
Series - 2017 GS5 (Class A4)
4,250,000 (a) GS Mortgage Securities Trust
3 .826 03/10/50 3,961
Series - 2017 GS5 (Class AS)
5,009,907 GS Mortgage Securities Trust
3 .230 05/10/50 4,948
Series - 2017 GS6 (Class AAB)
6,000,000 GS Mortgage Securities Trust
3 .433 05/10/50 5,746
Series - 2017 GS6 (Class A3)
1,350,000 (a) GS Mortgage Securities Trust
3 .777 05/10/50 1,319
Series - 2015 GC30 (Class AS)
2,540,000 (a) GS Mortgage Securities Trust
4 .008 05/10/50 2,421
Series - 2015 GC30 (Class B)
5,000,000 (a) GS Mortgage Securities Trust
4 .052 05/10/50 4,460
Series - 2015 GC30 (Class C)
3,000,000 GS Mortgage Securities Trust
3 .837 11/10/50 2,884
Series - 2017 GS8 (Class ABP)
4,844,000 (a) GS Mortgage Securities Trust
4 .317 11/10/50 4,250
Series - 2017 GS8 (Class C)
3,050,000 (a) GS Mortgage Securities Trust
4 .158 02/10/52 2,865
Series - 2019 GC38 (Class AS)
2,500,000 (a) GS Mortgage Securities Trust
3 .173 02/13/53 2,234
Series - 2020 GC45 (Class AS)
2,190,000 GS Mortgage Securities Trust
2 .012 12/12/53 1,808
Series - 2020 GSA2 (Class A5)
123,773 (a),(b) GS Mortgage-Backed Securities Corp Trust
4 .000 11/25/49 115
Series - 2019 PJ2 (Class A1)
323,319 (a),(b) GS Mortgage-Backed Securities Corp Trust
4 .000 11/25/49 299
Series - 2019 PJ2 (Class A4)
802,606 (a),(b) GS Mortgage-Backed Securities Corp Trust
3 .000 01/25/51 673
Series - 2020 PJ4 (Class A4)
33,504,013 (a),(b) GS Mortgage-Backed Securities Corp Trust
0 .251 03/27/51 402
Series - 2020 PJ5 (Class AX1)
1,145,193 (a),(b) GS Mortgage-Backed Securities Corp Trust
3 .000 03/27/51 960
Series - 2020 PJ5 (Class A4)
1,813,045 (a),(b) GS Mortgage-Backed Securities Corp Trust
2 .500 05/25/51 1,447
Series - 2020 PJ6 (Class A4)
11,377,063 (a),(b) GS Mortgage-Backed Securities Corp Trust
2 .500 10/25/51 9,045
Series - 2021 PJ5 (Class A4)
10,947,131 (a),(b) GS Mortgage-Backed Securities Corp Trust
3 .000 06/25/52 9,076
Series - 2022 PJ2 (Class A36)
4,013,092 (a),(b) GS Mortgage-Backed Securities Corp Trust
3 .000 09/25/52 3,327
Series - 2022 PJ4 (Class A36)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 980,968 (a),(b) GS Mortgage-Backed Securities Trust
3 .612% 05/25/50 $ 838
Series - 2020 PJ1 (Class B2)
1,192,820 (a),(b) GS Mortgage-Backed Securities Trust
3 .028 12/25/51 927
Series - 2021 INV1 (Class B4)
20,162,153 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 01/25/52 16,030
Series - 2021 PJ7 (Class A4)
9,261,106 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 01/25/52 7,363
Series - 2021 PJ8 (Class A4)
3,285,290 (a),(b) GS Mortgage-Backed Securities Trust
2 .721 01/25/52 2,549
Series - 2021 PJ7 (Class B2)
2,213,266 (a),(b) GS Mortgage-Backed Securities Trust
3 .246 06/25/52 1,751
Series - 2022 LTV1 (Class B3)
6,489,981 (a),(b) GS Mortgage-Backed Securities Trust
3 .000 07/25/52 5,381
Series - 2022 INV1 (Class A4)
8,725,087 (a),(b) GS Mortgage-Backed Securities Trust
3 .000 09/25/52 7,234
Series - 2022 HP1 (Class A4)
6,588,388 (a),(b) GS Mortgage-Backed Securities Trust
3 .000 10/25/52 5,462
Series - 2022 PJ5 (Class A36)
5,251,893 (a),(b) GS Mortgage-Backed Securities Trust
3 .000 01/25/53 4,354
Series - 2022 PJ6 (Class A24)
7,763,299 (a),(b) GS Mortgage-Backed Securities Trust
3 .500 02/25/53 6,652
Series - 2023 PJ1 (Class A24)
4,500,000 (b) Hudson Yards Mortgage Trust
2 .835 08/10/38 4,331
Series - 2016 10HY (Class A)
2,500,000 (a),(b) Hudson Yards Mortgage Trust
2 .977 08/10/38 2,400
Series - 2016 10HY (Class B)
7,250,000 (a),(b) Hudson Yards Mortgage Trust
2 .977 08/10/38 6,914
Series - 2016 10HY (Class C)
4,750,000 (a),(b) Hudson Yards Mortgage Trust
2 .943 12/10/41 4,018
Series - 2019 55HY (Class D)
2,750,000 (a),(b) Hudson Yards Mortgage Trust
2 .943 12/10/41 2,211
Series - 2019 55HY (Class E)
1,973,212 (a),(b) Imperial Fund Mortgage Trust
2 .051 10/25/55 1,848
Series - 2020 NQM1 (Class A3)
1,043,500 (a),(b) Imperial Fund Mortgage Trust
3 .531 10/25/55 930
Series - 2020 NQM1 (Class M1)
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Corp
4 .613 07/05/31 495
Series - 2018 AON (Class D)
1,780,000 JP Morgan Chase Commercial Mortgage Securities Corp
3 .914 01/15/49 1,758
Series - 2015 JP1 (Class A5)
1,530,695 JP Morgan Chase Commercial Mortgage Securities Corp
2 .713 08/15/49 1,513
Series - 2016 JP2 (Class ASB)
3,155,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust
3 .065 01/16/37 2,511
Series - 2020 NNN (Class BFX)
1,857,836 (a),(b) JP Morgan Mortgage Trust
6 .147 12/25/44 1,804
Series - 2015 1 (Class B1)
178,986 (a),(b) JP Morgan Mortgage Trust
3 .500 05/25/45 163
Series - 2015 3 (Class A19)
1,818,123 (a),(b) JP Morgan Mortgage Trust
3 .500 10/25/45 1,633
Series - 2015 6 (Class A13)
2,084,713 (a),(b) JP Morgan Mortgage Trust
3 .500 09/25/48 1,821
Series - 2018 3 (Class A13)
2,930,572 (a),(b) JP Morgan Mortgage Trust
3 .500 10/25/48 2,565
Series - 2018 5 (Class A13)
1,709,935 (a),(b) JP Morgan Mortgage Trust
5 .214 10/26/48 1,722
Series - 2017 5 (Class A2)
605,977 (a),(b) JP Morgan Mortgage Trust
4 .000 02/25/49 555
Series - 2018 9 (Class A13)
460,005 (a),(b) JP Morgan Mortgage Trust
4 .000 05/25/49 423
Series - 2019 1 (Class A15)
6,388,418 (a),(b) JP Morgan Mortgage Trust
3 .817 06/25/50 5,556
Series - 2020 1 (Class B2)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 26,941,166 (a),(b) JP Morgan Mortgage Trust
0 .137% 07/25/51 $ 193
Series - 2021 3 (Class AX1)
18,924,276 (a),(b) JP Morgan Mortgage Trust
0 .131 08/25/51 130
Series - 2021 4 (Class AX1)
2,315,559 (a),(b) JP Morgan Mortgage Trust
2 .881 08/25/51 1,792
Series - 2021 4 (Class B2)
36,368,718 (a),(b) JP Morgan Mortgage Trust
0 .134 10/25/51 264
Series - 2021 6 (Class AX1)
6,797,539 (a),(b) JP Morgan Mortgage Trust
2 .500 10/25/51 5,417
Series - 2021 6 (Class A15)
9,700,070 (a),(b) JP Morgan Mortgage Trust
0 .400 12/25/51 213
Series - 2021 INV2 (Class AX4)
2,295,183 (a),(b) JP Morgan Mortgage Trust
2 .500 12/25/51 1,825
Series - 2021 10 (Class A15)
4,013,071 (a),(b) JP Morgan Mortgage Trust
3 .213 01/25/52 3,120
Series - 2021 INV4 (Class B4)
2,295,581 (a),(b) JP Morgan Mortgage Trust
2 .500 02/25/52 1,825
Series - 2021 12 (Class A15)
3,519,932 (a),(b) JP Morgan Mortgage Trust
2 .500 05/25/52 2,799
Series - 2021 14 (Class A15)
2,283,048 (a),(b) JP Morgan Mortgage Trust
2 .927 05/25/52 1,875
Series - 2021 LTV2 (Class A3)
1,365,362 (a),(b) JP Morgan Mortgage Trust
3 .285 05/25/52 1,071
Series - 2021 INV8 (Class B4)
15,676,031 (a),(b) JP Morgan Mortgage Trust
3 .000 08/25/52 12,914
Series - 2022 2 (Class A25)
6,772,618 (a),(b) JP Morgan Mortgage Trust
3 .000 09/25/52 5,579
Series - 2022 INV3 (Class A6)
10,841,189 (a),(b) JP Morgan Mortgage Trust
3 .500 09/25/52 9,316
Series - 2022 LTV2 (Class A6)
6,456,922 (a),(b) JP Morgan Mortgage Trust
3 .000 12/25/52 5,353
Series - 2022 7 (Class 1A17)
2,136,082 (a),(b) JP Morgan Mortgage Trust
4 .000 12/25/52 1,891
Series - 2022 7 (Class 2A6A)
1,953,878 JPMBB Commercial Mortgage Securities Trust
4 .110 09/15/47 1,873
Series - 2014 C22 (Class AS)
2,686,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .549 09/15/47 2,623
Series - 2014 C23 (Class B)
3,000,000 JPMBB Commercial Mortgage Securities Trust
3 .898 02/15/48 2,438
Series - 2015 C27 (Class B)
2,556,000 JPMBB Commercial Mortgage Securities Trust
3 .611 05/15/48 2,544
Series - 2015 C29 (Class A4)
2,500,000 (a) JPMBB Commercial Mortgage Securities Trust
3 .917 05/15/48 2,478
Series - 2015 C29 (Class AS)
2,350,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .118 05/15/48 2,265
Series - 2015 C29 (Class B)
3,500,000 JPMBB Commercial Mortgage Securities Trust
4 .106 08/15/48 3,402
Series - 2015 C31 (Class AS)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .623 08/15/48 2,300
Series - 2015 C31 (Class C)
9,952,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .623 08/15/48 8,842
Series - 2015 C31 (Class B)
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .699 03/17/49 1,686
Series - 2016 C1 (Class C)
868,186 JPMCC Commercial Mortgage Securities Trust
3 .457 03/15/50 857
Series - 2017 JP5 (Class A4)
521,664 JPMCC Commercial Mortgage Securities Trust
3 .549 03/15/50 513
Series - 2017 JP5 (Class ASB)
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust
3 .904 03/15/50 851
Series - 2017 JP5 (Class C)
884,535 JPMCC Commercial Mortgage Securities Trust
3 .379 09/15/50 856
Series - 2017 JP7 (Class A3)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 (a) JPMDB Commercial Mortgage Securities Trust
3 .039% 12/15/49 $ 812
Series - 2016 C4 (Class C)
3,000,000 JPMDB Commercial Mortgage Securities Trust
3 .694 03/15/50 2,888
Series - 2017 C5 (Class A5)
7,575,000 JPMDB Commercial Mortgage Securities Trust
2 .536 05/13/53 5,638
Series - 2020 COR7 (Class AS)
1,753,633 (b) Ladder Capital Commercial Mortgage Securities
3 .575 02/15/36 1,668
Series - 2013 GCP (Class A1)
EUR 599,877 (a),(b) Last Mile Securities, (EURIBOR 3 M + 2.350%)
5 .355 08/17/31 621
Series - 2021 1A (Class D)
2,414,040 (b) LCCM
3 .357 07/12/50 2,380
Series - 2017 LC26 (Class ASB)
5,000,000 (b) Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust
6 .021 10/15/27 5,002
Series - 2024 LGND (Class A)
5,000,000 (b) LSTAR Commercial Mortgage Trust
4 .021 03/10/50 4,691
Series - 2017 5 (Class AS)
1,500,000 (a),(b) Manhattan West Mortgage Trust
2 .335 09/10/39 1,379
Series - 2020 1MW (Class B)
397,007 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%)
2 .278 01/25/37 381
Series - 2006 WMC1 (Class A1B)
778,621 Morgan Stanley Bank of America Merrill Lynch Trust
3 .605 02/15/48 777
Series - 2015 C20 (Class AS)
1,250,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust
4 .420 02/15/48 1,230
Series - 2015 C20 (Class C)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust
3 .338 03/15/48 2,494
Series - 2015 C21 (Class A4)
6,500,000 Morgan Stanley Bank of America Merrill Lynch Trust
3 .652 03/15/48 6,460
Series - 2015 C21 (Class AS)
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust
3 .561 04/15/48 2,910
Series - 2015 C22 (Class AS)
1,310,000 Morgan Stanley Bank of America Merrill Lynch Trust
3 .252 10/15/48 1,301
Series - 2015 C26 (Class A4)
3,000,000 (a) Morgan Stanley Capital I Trust
3 .779 05/15/48 2,978
Series - 2015 MS1 (Class A4)
378,466 (a) Morgan Stanley Capital I Trust
6 .079 12/12/49 135
Series - 2007 IQ16 (Class AJ)
258,162 (a) Morgan Stanley Capital I Trust
6 .079 12/12/49 92
Series - 2007 IQ16 (Class AJFX)
2,111,169 Morgan Stanley Capital I Trust
3 .304 06/15/50 2,090
Series - 2017 H1 (Class ASB)
1,458,000 Morgan Stanley Capital I Trust
3 .587 12/15/50 1,397
Series - 2017 HR2 (Class A4)
2,840,000 (a) Morgan Stanley Capital I Trust
4 .429 07/15/51 2,737
Series - 2018 H3 (Class AS)
24,824,846 (a),(b) Morgan Stanley Capital I Trust
3 .900 09/24/57 23,980
Series - 2024 NSTB (Class A)
555,943 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 07/25/51 487
Series - 2021 4 (Class A4)
5,848,642 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
4 .000 02/25/53 5,229
Series - 2023 1 (Class A7)
3,380,820 (a),(b) MSC Trust, (TSFR1M + 1.491%)
5 .889 11/15/36 3,370
Series - 2021 ILP (Class C)
3,000,000 (a),(b) MSDB Trust
3 .316 07/11/39 2,762
Series - 2017 712F (Class A)
1,019,322 (a),(b) Natixis Commercial Mortgage Securities Trust
3 .790 11/15/32 962
Series - 2018 285M (Class A)
12,741,348 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%)
5 .915 07/15/36 11,588
Series - 2019 MILE (Class A)
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%)
6 .277 07/15/36 4,271
Series - 2019 MILE (Class B)
2,900,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%)
6 .677 07/15/36 2,310
Series - 2019 MILE (Class C)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%)
7 .227% 07/15/36 $ 3,796
Series - 2019 MILE (Class D)
703,488 (b) Natixis Commercial Mortgage Securities Trust
2 .966 12/15/38 662
Series - 2020 2PAC (Class A)
1,666,237 (a),(b) New Residential Mortgage Loan Trust
3 .512 03/25/52 1,323
Series - 2022 INV1 (Class B4)
168,259 (a) New York Mortgage Trust, (TSFR1M + 0.594%)
4 .933 02/25/36 166
Series - 2005 3 (Class A1)
5,000,000 (a),(b) NYC Trust, (TSFR1M + 1.991%)
6 .388 08/15/29 5,046
Series - 2024 3ELV (Class A)
3,800,000 (a),(b) NYC Trust, (TSFR1M + 2.291%)
6 .688 08/15/29 3,827
Series - 2024 3ELV (Class B)
10,293,116 (a),(b) OBX Trust
2 .500 07/25/51 8,183
Series - 2021 J2 (Class A19)
8,149,086 (a),(b) OBX Trust
3 .500 08/25/52 7,115
Series - 2022 J2 (Class A1)
8,931,770 (a),(b) OBX Trust
4 .000 10/25/52 7,904
Series - 2022 INV5 (Class A13)
3,154,354 (a),(b) Oceanview Mortgage Trust
2 .500 05/25/51 2,508
Series - 2021 1 (Class A19)
2,310,901 (a),(b) Oceanview Mortgage Trust
4 .500 11/25/52 2,135
Series - 2022 1 (Class A1)
5,434,000 (b) Olympic Tower Mortgage Trust
3 .566 05/10/39 4,963
Series - 2017 OT (Class A)
11,190,000 (b) One Bryant Park Trust
2 .516 09/15/54 9,785
Series - 2019 OBP (Class A)
18,255,000 (a),(b) ONNI Commerical Mortgage Trust
5 .567 07/15/39 18,339
Series - 2024 APT (Class A)
7,000,000 (a),(b) ONNI Commerical Mortgage Trust
5 .951 07/15/39 7,033
Series - 2024 APT (Class B)
2,400,000 (a),(b) OPEN Trust, (TSFR1M + 5.236%)
9 .633 11/15/40 2,427
Series - 2023 AIR (Class C)
2,954,692 (a),(b) RCKT Mortgage Trust
3 .500 06/25/52 2,539
Series - 2022 4 (Class A22)
549,376 (a),(b) Sequoia Mortgage Trust
3 .500 05/25/45 493
Series - 2015 2 (Class A1)
484,261 (a),(b) Sequoia Mortgage Trust
3 .500 06/25/46 434
Series - 2016 1 (Class A19)
119,858 (a),(b) Sequoia Mortgage Trust
3 .500 02/25/47 106
Series - 2017 2 (Class A19)
1,897,481 (a),(b) Sequoia Mortgage Trust
3 .722 09/25/47 1,754
Series - 2017 6 (Class B1)
803,168 (a),(b) Sequoia Mortgage Trust
3 .500 03/25/48 711
Series - 2018 3 (Class A1)
60,278 (a),(b) Sequoia Mortgage Trust
4 .000 09/25/48 56
Series - 2018 7 (Class A19)
5,293,196 (a),(b) Sequoia Mortgage Trust
3 .000 04/25/50 4,422
Series - 2020 3 (Class A19)
4,468,595 (a),(b) Sequoia Mortgage Trust
5 .000 01/25/53 4,215
Series - 2023 1 (Class A19)
357,259 (a),(b) Shellpoint Co-Originator Trust
3 .500 04/25/47 318
Series - 2017 1 (Class A19)
4,350,000 (b) SLG Office Trust
2 .585 07/15/41 3,659
Series - 2021 OVA (Class A)
22,865,000 (b) SLG Office Trust
2 .851 07/15/41 18,691
Series - 2021 OVA (Class D)
9,614,610 (a),(b) SMR Mortgage Trust, (TSFR1M + 1.650%)
6 .047 02/15/39 9,508
Series - 2022 IND (Class A)
9,156,771 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.950%)
7 .347 02/15/39 8,926
Series - 2022 IND (Class C)
3,000,000 (a),(b) SREIT Trust, (TSFR1M + 1.286%)
5 .683 11/15/36 2,995
Series - 2021 MFP2 (Class B)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
GBP 347,448 (a),(b) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%)
6 .027% 05/17/31 $ 435
Series - 2021 UK1A (Class B)
GBP 506,281 (a),(b) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%)
6 .377 05/17/31 633
Series - 2021 UK1A (Class C)
$ 3,500,000 (a),(b) TX Trust, (TSFR1M + 1.591%)
5 .988 06/15/39 3,497
Series - 2024 HOU (Class A)
4,529,604 UBS Commercial Mortgage Trust
3 .256 06/15/50 4,469
Series - 2017 C1 (Class ASB)
1,049,638 UBS Commercial Mortgage Trust
3 .366 10/15/50 1,031
Series - 2017 C4 (Class ASB)
1,570,000 UBS Commercial Mortgage Trust
3 .563 10/15/50 1,485
Series - 2017 C4 (Class A4)
1,750,000 UBS Commercial Mortgage Trust
4 .334 10/15/51 1,690
Series - 2018 C13 (Class A4)
1,596,414 (a),(b) Verus Securitization Trust
2 .240 10/25/66 1,351
Series - 2021 7 (Class A3)
1,810,000 Wells Fargo Commercial Mortgage Trust
3 .406 05/15/48 1,793
Series - 2015 NXS1 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust
3 .658 05/15/48 1,967
Series - 2015 NXS1 (Class B)
2,279,000 (a) Wells Fargo Commercial Mortgage Trust
4 .069 05/15/48 2,110
Series - 2015 NXS1 (Class D)
1,973,299 Wells Fargo Commercial Mortgage Trust
2 .788 07/15/48 1,955
Series - 2016 C35 (Class ASB)
3,239,819 Wells Fargo Commercial Mortgage Trust
2 .514 08/15/49 3,204
Series - 2016 BNK1 (Class ASB)
3,757,300 Wells Fargo Commercial Mortgage Trust
2 .825 10/15/49 3,712
Series - 2016 LC24 (Class ASB)
872,111 Wells Fargo Commercial Mortgage Trust
3 .635 03/15/50 835
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust
3 .757 03/15/50 1,878
Series - 2017 RB1 (Class AS)
5,985,466 Wells Fargo Commercial Mortgage Trust
3 .261 07/15/50 5,902
Series - 2017 C38 (Class ASB)
2,197,255 (a) Wells Fargo Commercial Mortgage Trust
3 .903 07/15/50 1,993
Series - 2017 C38 (Class C)
4,687,383 Wells Fargo Commercial Mortgage Trust
3 .212 09/15/50 4,606
Series - 2017 C39 (Class ASB)
4,000,000 (a) Wells Fargo Commercial Mortgage Trust
3 .767 07/15/58 3,967
Series - 2015 NXS2 (Class A5)
1,000,000 (a) Wells Fargo Commercial Mortgage Trust
4 .269 07/15/58 936
Series - 2015 NXS2 (Class B)
6,000,000 Wells Fargo Commercial Mortgage Trust
3 .749 03/15/59 5,894
Series - 2016 C33 (Class AS)
156,628 (a),(b) Wells Fargo Mortgage Backed Securities Trust
4 .000 04/25/49 146
Series - 2019 2 (Class A17)
1,996,261 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .500 09/25/49 1,760
Series - 2019 4 (Class A1)
840,304 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .000 07/25/50 700
Series - 2020 4 (Class A17)
10,435,195 (a),(b) Wells Fargo Mortgage Backed Securities Trust
2 .500 06/25/51 8,296
Series - 2021 2 (Class A17)
1,242,566 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .642 09/25/51 1,005
Series - 2021 INV2 (Class B4)
4,207,792 (a),(b) Wells Fargo Mortgage Backed Securities Trust
2 .500 12/25/51 3,345
Series - 2022 2 (Class A18)
3,641,613 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .000 03/25/52 3,019
Series - 2022 INV1 (Class A18)
6,256,125 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .500 03/25/52 5,380
Series - 2022 INV1 (Class A17)
3,248,865 (a) WFRBS Commercial Mortgage Trust
3 .714 03/15/45 3,210
Series - 2013 C11 (Class B)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 247,062 (a),(b) WinWater Mortgage Loan Trust
3 .928% 06/20/44 $ 203
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 1,063,459
TOTAL STRUCTURED ASSETS
(Cost $1,773,340) 1,655,334
TOTAL LONG-TERM INVESTMENTS
(Cost $11,494,380) 10,645,831
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
21,908,050 (h) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (i) 21,908
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $21,908) 21,908
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 1.9%
COMMERCIAL PAPER - 0.0%
4,000,000 (b) HSBC USA, Inc 0 .000 04/03/25 3,953
TOTAL COMMERCIAL PAPER 3,953
GOVERNMENT AGENCY DEBT - 0.7%
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/02/25 4,999
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/07/25 9,992
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/08/25 4,995
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/10/25 4,994
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/29/25 4,983
4,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/31/25 3,986
25,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 24,767
5,000,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 4,995
10,000,000 Tennessee Valley Authority Discount Notes 0 .000 01/15/25 9,982
TOTAL GOVERNMENT AGENCY DEBT 73,693
REPURCHASE AGREEMENT - 0.6%
66,674,000 (j) Fixed Income Clearing Corporation 4 .460 01/02/25 66,674
TOTAL REPURCHASE AGREEMENT 66,674
TREASURY DEBT - 0.6%
EUR 1,900,000 German Treasury Bill 0 .000 06/18/25 1,946
10,000,000 United States Treasury Bill 0 .000 01/02/25 10,000
15,000,000 United States Treasury Bill 0 .000 01/23/25 14,963
12,500,000 United States Treasury Bill 0 .000 01/30/25 12,459
25,000,000 United States Treasury Bill 0 .000 02/06/25 24,897
5,000,000 United States Treasury Bill 0 .000 02/18/25 4,973
TOTAL TREASURY DEBT 69,238
TOTAL SHORT-TERM INVESTMENTS
(Cost $213,563) 213,558
TOTAL INVESTMENTS - 98.6%
(Cost $11,729,851) 10,881,297
OTHER ASSETS & LIABILITIES, NET - 1.4% 152,500
NET ASSETS - 100.0% $11,033,797

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
DOP Dominican Republic Peso
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,243,707,416 or 20.6% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $49,511,621.
(d) Perpetual security. Maturity date is not applicable.
(e) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) When-issued or delayed delivery security.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $66,690,520 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 9/15/26, valued at $68,007,693.

Core Bond

Portfolio of Investments December 31, 2024
(continued)
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,000 03/20/25  $ 110,607 $ 108,750 $ (1,857)
U.S. Treasury 2-Year Note 1,650 03/31/25 340,045 339,255 (790)
U.S. Treasury 5-Year Note 4,679 03/31/25 501,320 497,400 (3,920)
Total 7,329   $ 951,972  $ 945,405  $ (6,567)
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 752 JPY 112,631 Australia and New Zealand Banking Group Limited 01/14/25 35
$ 6,226 AUD 9,240 Bank of America, N.A. 01/13/25 507
$ 107,706 EUR 98,199 Bank of America, N.A. 01/13/25 5,908
$ 2,902 EUR 2,645 Bank of America, N.A. 01/13/25 160
$ 1,004 GBP 787 Bank of America, N.A. 01/13/25 19
$ 2,196 NOK 23,576 Bank of America, N.A. 01/13/25 125
CAD 1,650 $ 1,187 Bank of America, N.A. 01/13/25 (39)
EUR 590 $ 643 Bank of America, N.A. 01/13/25 (32)
EUR 2,407 $ 2,620 Bank of America, N.A. 01/13/25 (100)
EUR 202 $ 214 Bank of America, N.A. 01/13/25 (5)
GBP 600 $ 779 Bank of America, N.A. 01/13/25 (28)
$ 654 MXN 13,637 Goldman Sachs 01/13/25 2
CAD 2,101 $ 1,513 Goldman Sachs 01/13/25 (51)
$ 10,691 CAD 14,663 Morgan Stanley Capital Services 01/13/25 485
$ 487 EUR 463 Morgan Stanley Capital Services 01/13/25 7
$ 22,649 GBP 17,347 Morgan Stanley Capital Services 01/13/25 935
$ 988 GBP 769 Morgan Stanley Capital Services 01/13/25 25
$ 1,561 GBP 1,235 Morgan Stanley Capital Services 01/13/25 15
$ 2,487 IDR 39,386,220 Morgan Stanley Capital Services 01/15/25 54
$ 2,232 NZD 3,665 Morgan Stanley Capital Services 01/13/25 182
$ 429 PEN 1,633 Morgan Stanley Capital Services 01/15/25 (5)
$ 1,774 PLN 7,262 Morgan Stanley Capital Services 01/13/25 16
$ 1,323 RON 6,205 Morgan Stanley Capital Services 01/13/25 32
HUF 2,059 $ 5 Morgan Stanley Capital Services 01/13/25 (0) ^
NOK 7,144 $ 647 Morgan Stanley Capital Services 01/13/25 (19)
$ 238 ZAR 4,350 Morgan Stanley Capital Services 01/13/25 7
$ 21,778 CNH 157,337 Standard Chartered Bank 03/17/25 295
$ 283 EUR 260 Standard Chartered Bank 01/13/25 14
$ 7,562 KRW 10,593,700 Standard Chartered Bank 01/15/25 387
$ 1,003 THB 34,862 Standard Chartered Bank 01/15/25 (20)
$ 510 CAD 700 Toronto Dominion Bank 01/13/25 22
$ 458 HUF 176,681 Toronto Dominion Bank 01/13/25 14
$ 31,057 JPY 4,555,562 Toronto Dominion Bank 01/14/25 2,055
EUR 678 $ 718 Toronto Dominion Bank 01/13/25 (15)
EUR 300 $ 315 Toronto Dominion Bank 01/13/25 (4)
NOK 16,596 $ 1,500 Toronto Dominion Bank 01/13/25 (42)
Total   $ 10,941
Total unrealized appreciation on forward foreign currency contracts  $ 11,301
Total unrealized depreciation on forward foreign currency contracts  $ (360)

AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Renminbi Offshore
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
^ Amount represents less than $1,000.
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) (a)
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/29 $ 150,000 $ (11,793) $ (10,421) $ (1,372)
CDX-NAIGS43V1-5Y
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 12/20/29 225,000 (5,097) (4,806) (291)
Total $ (16,890) $ (15,227) $ (1,663)
(a) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Inflation-Linked Bond
Portfolio of Investments December 31, 2024

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.5%
BANK LOAN OBLIGATIONS - 0.3%
CAPITAL GOODS - 0 .1%
$ 2,090,988 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .339% 07/27/28 $ 2,098
1,940,000 (a) Fluidra, S.A., Term Loan B, (TSFR1M + 1.925%) 6 .382 01/29/29 1,944
2,620,227 (a) Zurn Holdings, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .471 10/04/28 2,640
TOTAL CAPITAL GOODS 6,682
CONSUMER DURABLES & APPAREL - 0 .0%
680,000 (a) Crocs, Inc., Term Loan, (TSFR3M + 2.250%) 6 .579 02/19/29 684
TOTAL CONSUMER DURABLES & APPAREL 684
CONSUMER SERVICES - 0 .1%
2,924,502 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6 .107 09/20/30 2,914
2,431,625 (a) Flutter Financing BV, (TSFR3M + 2.250%) 6 .604 11/29/30 2,429
TOTAL CONSUMER SERVICES 5,343
FINANCIAL SERVICES - 0 .0%
1,514,968 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6 .107 06/24/31 1,515
TOTAL FINANCIAL SERVICES 1,515
HEALTH CARE EQUIPMENT & SERVICES - 0 .0%
532,072 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .531 11/18/31 535
TOTAL HEALTH CARE EQUIPMENT & SERVICES 535
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .1%
157,351 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .457 11/08/27 159
2,176,005 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .607 05/05/28 2,184
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,343
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
1 (a),(b) MKS Instruments, Inc, (TBD) TBD TBD 0 ^
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0 ^
SOFTWARE & SERVICES - 0 .0%
1,707,200 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .107 09/12/29 1,704
TOTAL SOFTWARE & SERVICES 1,704
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
298,976 (a) II-VI Incorporated, Term Loan B, (TSFR1M + 2.500%) 6 .857 07/02/29 300
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 300
TOTAL BANK LOAN OBLIGATIONS
(Cost $18,992) 19,106
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 2.4%
AUTOMOBILES & COMPONENTS - 0.1%
3,000,000 Ford Motor Credit Co LLC
7 .350 03/06/30 3,177
2,000,000 (c) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 2,005
TOTAL AUTOMOBILES & COMPONENTS 5,182
BANKS - 0.1%
1,625,000 (c) Banco de Chile
2 .990 12/09/31 1,370
2,650,000 (c) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
5 .621 12/10/29 2,637
3,000,000 Bank of America Corp
5 .468 01/23/35 3,003
3,000,000 JPMorgan Chase & Co
5 .766 04/22/35 3,069
TOTAL BANKS 10,079
CAPITAL GOODS - 0.1%
3,250,000 L3Harris Technologies, Inc
5 .400 07/31/33 3,244

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CAPITAL GOODS (continued)
$ 1,275,000 (c) Sociedad Quimica y Minera de Chile S.A.
6 .500% 11/07/33 $ 1,315
TOTAL CAPITAL GOODS 4,559
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000 (c) Prime Security Services Borrower LLC
5 .750 04/15/26 4,997
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,997
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
2,000,000 (c) Prosus NV
3 .257 01/19/27 1,912
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,912
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
3,505,000 (c) Albertsons Cos, Inc
6 .500 02/15/28 3,551
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,551
ENERGY - 0.8%
2,275,000 Ecopetrol S.A.
4 .625 11/02/31 1,887
4,000,000 Ecopetrol S.A.
7 .750 02/01/32 3,882
5,000,000 (c) EIG Pearl Holdings Sarl
3 .545 08/31/36 4,282
5,000,000 Enbridge, Inc
5 .625 04/05/34 5,029
3,000,000 Energy Transfer LP
6 .400 12/01/30 3,170
680,000 (c) EQM Midstream Partners LP
7 .500 06/01/27 693
6,000,000 (c) EQM Midstream Partners LP
6 .500 07/01/27 6,078
861,000 Genesis Energy LP
8 .000 01/15/27 876
5,000,000 (c) Hilcorp Energy I LP
6 .000 04/15/30 4,699
2,000,000 (c) Hilcorp Energy I LP
6 .250 04/15/32 1,840
5,000,000 (c) Kinetik Holdings LP
5 .875 06/15/30 4,922
5,000,000 Occidental Petroleum Corp
3 .500 08/15/29 4,584
5,000,000 ONEOK, Inc
5 .050 11/01/34 4,782
3,150,000 (c) Parkland Corp
4 .625 05/01/30 2,891
1,000,000 Petroleos Mexicanos
5 .350 02/12/28 914
2,375,000 Petroleos Mexicanos
6 .700 02/16/32 2,066
986,842 Reliance Industries Ltd
2 .444 01/15/26 975
2,950,000 (c) Saudi Arabian Oil Co
5 .250 07/17/34 2,910
TOTAL ENERGY 56,480
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
3,000,000 Extra Space Storage LP
5 .700 04/01/28 3,063
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,063
FINANCIAL SERVICES - 0.1%
3,000,000 AerCap Ireland Capital DAC
3 .000 10/29/28 2,778
1,500,000 (c) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,343
3,000,000 Morgan Stanley
5 .320 07/19/35 2,951
TOTAL FINANCIAL SERVICES 7,072
FOOD, BEVERAGE & TOBACCO - 0.1%
4,200,000 (c) Bimbo Bakeries USA, Inc
6 .400 01/15/34 4,379
3,725,000 (c),(d) Gruma SAB de C.V.
5 .390 12/09/34 3,620
TOTAL FOOD, BEVERAGE & TOBACCO 7,999
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
12,100,000 Montefiore Medical Center
2 .895 04/20/32 10,283
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,283
MATERIALS - 0.2%
600,000 (c),(d) Antofagasta plc
5 .625 05/13/32 594
1,575,000 (c) Antofagasta plc
6 .250 05/02/34 1,599
4,700,000 (c) Corp Nacional del Cobre de Chile
5 .125 02/02/33 4,445
2,500,000 (c) Freeport Indonesia PT
5 .315 04/14/32 2,435
1,560,000 (c) Navoi Mining & Metallurgical Combinat
6 .700 10/17/28 1,552
650,000 (c) Nexa Resources S.A.
6 .750 04/09/34 662
2,300,000 (c) OCP S.A.
6 .750 05/02/34 2,346
TOTAL MATERIALS 13,633
MEDIA & ENTERTAINMENT - 0.1%
5,000,000 (c) CCO Holdings LLC
5 .125 05/01/27 4,913
3,000,000 Charter Communications Operating LLC
4 .400 04/01/33 2,680
TOTAL MEDIA & ENTERTAINMENT 7,593
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,715,000 (c) SK Hynix, Inc
6 .500 01/17/33 1,810

Inflation-Linked Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
$ 1,575,000 TSMC Arizona Corp
1 .750% 10/25/26 $ 1,492
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,302
TELECOMMUNICATION SERVICES - 0.2%
3,000,000 AT&T, Inc
2 .550 12/01/33 2,417
3,550,000 (c) Sitios Latinoamerica SAB de C.V.
6 .000 11/25/29 3,529
3,000,000 (c) Telefonica Moviles Chile S.A.
3 .537 11/18/31 2,273
3,000,000 T-Mobile USA, Inc
5 .050 07/15/33 2,937
3,100,000 Verizon Communications, Inc
2 .355 03/15/32 2,571
TOTAL TELECOMMUNICATION SERVICES 13,727
TRANSPORTATION - 0.1%
2,500,000 (c) Grupo Aeromexico SAB de C.V.
8 .625 11/15/31 2,463
2,260,000 (c) Misc Capital Two Labuan Ltd
3 .750 04/06/27 2,198
3,900,000 (c) Transnet SOC Ltd
8 .250 02/06/28 3,973
TOTAL TRANSPORTATION 8,634
UTILITIES - 0.1%
1,700,000 (c) Comision Federal de Electricidad
5 .700 01/24/30 1,632
2,500,000 (c) Ferrellgas LP
5 .875 04/01/29 2,285
3,000,000 Florida Power & Light Co
4 .800 05/15/33 2,918
1,450,000 (c) Israel Electric Corp Ltd
3 .750 02/22/32 1,262
TOTAL UTILITIES 8,097
TOTAL CORPORATE BONDS
(Cost $175,928) 170,163
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 92.3%
AGENCY SECURITIES - 0.1%
9,000,000 Federal National Mortgage Association
1 .625 08/24/35 6,500
TOTAL AGENCY SECURITIES 6,500
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 (c) Central American Bank for Economic Integration
5 .000 02/09/26 6,254
TOTAL FOREIGN GOVERNMENT BONDS 6,254
MORTGAGE BACKED - 2.2%
360,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .669 03/25/42 374
6,235,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .919 01/25/43 6,580
4,365,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8 .110 05/25/43 4,669
6,324,200 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 6,707
4,510,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8 .119 10/25/43 4,731
918,017 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%)
7 .469 04/25/42 952
20,000,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .919 05/25/42 20,943
4,355,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
9 .234 06/25/42 4,675
2,815,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
8 .269 09/25/42 2,975
10,605,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7 .810 04/25/43 11,197
14,663,734 Ginnie Mae I Pool
3 .600 09/15/31 14,288
7,444,388 Ginnie Mae I Pool
3 .650 02/15/32 7,304
1,838,041 Ginnie Mae I Pool
3 .380 07/15/35 1,800
2,465,016 Ginnie Mae I Pool
3 .870 10/15/36 2,381
31,581,178 Ginnie Mae I Pool
1 .730 07/15/37 26,946
21,281,874 Ginnie Mae I Pool
1 .650 07/15/42 17,428
23,754,065 Ginnie Mae I Pool
2 .750 01/15/45 21,390
4,906,280 Ginnie Mae I Pool
4 .930 10/15/45 4,892
TOTAL MORTGAGE BACKED 160,232
U.S. TREASURY SECURITIES - 89.9%
44,481,892 (e) United States Treasury Inflation Indexed Bonds
0 .125 04/15/25 44,207
31,546,122 (e) United States Treasury Inflation Indexed Bonds
0 .375 07/15/25 31,356
99,512,154 (e) United States Treasury Inflation Indexed Bonds
0 .125 10/15/25 98,362
223,212,459 (e) United States Treasury Inflation Indexed Bonds
0 .625 01/15/26 220,140
70,493,150 (e) United States Treasury Inflation Indexed Bonds
2 .000 01/15/26 70,498
210,153,798 (e) United States Treasury Inflation Indexed Bonds
0 .125 04/15/26 205,111
184,360,400 (e) United States Treasury Inflation Indexed Bonds
0 .125 07/15/26 180,046
293,713,060 (e) United States Treasury Inflation Indexed Bonds
0 .125 10/15/26 285,542
226,717,655 (e) United States Treasury Inflation Indexed Bonds
0 .375 01/15/27 219,822

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 129,851,481 (e) United States Treasury Inflation Indexed Bonds
2 .375% 01/15/27 $ 131,083
148,017,904 (e) United States Treasury Inflation Indexed Bonds
0 .125 04/15/27 141,871
167,750,700 (e) United States Treasury Inflation Indexed Bonds
0 .375 07/15/27 161,882
143,851,950 (e) United States Treasury Inflation Indexed Bonds
1 .625 10/15/27 142,985
246,338,400 (e) United States Treasury Inflation Indexed Bonds
0 .500 01/15/28 235,484
184,422,528 (e) United States Treasury Inflation Indexed Bonds
1 .750 01/15/28 183,066
198,578,445 (e) United States Treasury Inflation Indexed Bonds
1 .250 04/15/28 193,472
132,172,110 (e) United States Treasury Inflation Indexed Bonds
3 .625 04/15/28 138,700
130,402,750 (e) United States Treasury Inflation Indexed Bonds
0 .750 07/15/28 125,246
58,329,130 (e) United States Treasury Inflation Indexed Bonds
2 .375 10/15/28 59,232
263,771,100 (e) United States Treasury Inflation Indexed Bonds
0 .875 01/15/29 251,832
138,051,780 (e) United States Treasury Inflation Indexed Bonds
2 .500 01/15/29 140,469
365,393,606 (e) United States Treasury Inflation Indexed Bonds
2 .125 04/15/29 365,835
52,495,534 (e) United States Treasury Inflation Indexed Bonds
3 .875 04/15/29 56,301
240,631,950 (e) United States Treasury Inflation Indexed Bonds
0 .250 07/15/29 222,856
105,031,899 (e) United States Treasury Inflation Indexed Bonds
0 .000 10/15/29 103,267
349,409,728 (e) United States Treasury Inflation Indexed Bonds
0 .125 01/15/30 317,329
150,814,650 (e) United States Treasury Inflation Indexed Bonds
0 .125 07/15/30 135,928
208,562,040 (e) United States Treasury Inflation Indexed Bonds
0 .125 01/15/31 185,091
277,307,129 (e) United States Treasury Inflation Indexed Bonds
0 .125 07/15/31 244,087
123,188,836 (e) United States Treasury Inflation Indexed Bonds
0 .125 01/15/32 106,776
49,081,632 (e) United States Treasury Inflation Indexed Bonds
3 .375 04/15/32 53,119
249,274,480 (e) United States Treasury Inflation Indexed Bonds
0 .625 07/15/32 222,767
349,985,812 (e),(f) United States Treasury Inflation Indexed Bonds
1 .125 01/15/33 321,885
257,494,008 (e) United States Treasury Inflation Indexed Bonds
1 .375 07/15/33 240,868
282,392,000 (e) United States Treasury Inflation Indexed Bonds
1 .750 01/15/34 270,723
321,555,114 (e) United States Treasury Inflation Indexed Bonds
1 .875 07/15/34 311,585
TOTAL U.S. TREASURY SECURITIES 6,418,823
TOTAL GOVERNMENT BONDS
(Cost $6,890,963) 6,591,809
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.1%
475,737 Invesco Senior Loan ETF 10,024
TOTAL INVESTMENT COMPANIES
(Cost $10,002) 10,024
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 4.4%
ASSET BACKED - 1.9%
4,925,000 CNH Equipment Trust
4 .030 01/15/30 4,856
Series - 2024 C (Class A3)
2,910,000 (c) DB Master Finance LLC
2 .045 11/20/51 2,754
Series - 2021 1A (Class A2I)
5,723,000 (c) DB Master Finance LLC
2 .493 11/20/51 5,167
Series - 2021 1A (Class A2II)
4,268,000 (c) DB Master Finance LLC
2 .791 11/20/51 3,599
Series - 2021 1A (Class A23)
14,055,000 Ford Credit Auto Owner Trust
4 .070 07/15/29 13,916
Series - 2024 C (Class A3)
18,000,000 (c) Ford Credit Auto Owner Trust
4 .870 08/15/36 18,029
Series - 2024 1 (Class A)
9,900,000 GM Financial Consumer Automobile Receivables Trust
4 .400 08/16/29 9,870
Series - 2024 4 (Class A3)
3,000,000 (g) Industrial DPR Funding Ltd
5 .380 04/15/34 2,590
Series - 2022 1A (Class 1)
2,688,217 (c) MVW LLC
1 .830 05/20/39 2,529
Series - 2021 2A (Class B)
6,470,813 (c) Oak Street Investment Grade Net Lease Fund Series
2 .380 11/20/51 6,060
Series - 2021 2A (Class A1)
4,031,151 (c) Sunnova Helios VIII Issuer LLC
2 .790 02/22/49 3,518
Series - 2022 A (Class A)

Inflation-Linked Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 16,425,000 (c) Tesla Auto Lease Trust
4 .820% 10/20/27 $ 16,473
Series - 2024 B (Class A3)
18,650,000 Toyota Auto Receivables Owner Trust
4 .400 06/15/29 18,595
Series - 2024 D (Class A3)
25,000,000 (c) Verizon Master Trust Series
5 .000 06/21/32 25,248
Series - 2024 5 (Class A)
TOTAL ASSET BACKED 133,204
OTHER MORTGAGE BACKED - 2.5%
4,987,983 (a),(c) BAMLL Commercial Mortgage Securities Trust, (TSFR1M + 2.150%)
6 .548 01/15/39 4,949
Series - 2022 DKLX (Class C)
2,267,265 (a),(c) BAMLL Commercial Mortgage Securities Trust, (TSFR1M + 3.000%)
7 .398 01/15/39 2,250
Series - 2022 DKLX (Class D)
2,000,000 (a) Benchmark Mortgage Trust
4 .305 02/15/51 1,731
Series - 2018 B2 (Class C)
17,605,000 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.312%)
5 .709 10/15/38 17,577
Series - 2021 XL2 (Class C)
5,700,043 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.385%)
5 .782 12/15/38 5,697
Series - 2021 CIP (Class B)
13,569,582 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.392%)
5 .789 03/15/41 13,641
Series - 2024 XL5 (Class A)
1,883,841 (a),(c) BX Trust, (TSFR1M + 1.501%)
6 .598 09/15/34 1,857
Series - 2021 SDMF (Class D)
2,000,000 (a),(c) BX TRUST, (TSFR1M + 1.840%)
6 .237 01/17/39 1,981
Series - 2022 AHP (Class B)
5,650,000 (a),(c) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.014%)
6 .412 10/15/38 5,635
Series - 2021 PRM2 (Class D)
7,500,000 (a),(c) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.514%)
6 .912 10/15/38 7,463
Series - 2021 PRM2 (Class E)
706,540 (c) COMM Mortgage Trust
3 .397 03/10/46 697
Series - 2013 CR6 (Class B)
2,896,712 (a) COMM Mortgage Trust
4 .585 02/10/47 2,785
Series - 2014 CR14 (Class B)
5,192,467 COMM Mortgage Trust
4 .377 05/10/47 5,070
Series - 2014 CR17 (Class B)
125,258 (a) COMM Mortgage Trust
4 .642 10/10/47 121
Series - 2014 LC17 (Class C)
2,500,000 (a) COMM Mortgage Trust
4 .463 10/10/48 2,446
Series - 2015 CR26 (Class B)
150,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%)
8 .419 05/25/42 159
Series - 2022 R06 (Class 1M2)
4,000,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%)
8 .169 07/25/42 4,223
Series - 2022 R08 (Class 1M2)
4,500,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%)
9 .310 09/25/42 4,887
Series - 2022 R09 (Class 2M2)
10,855,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%)
8 .310 12/25/42 11,598
Series - 2023 R01 (Class 1M2)
5,993,024 (a),(c) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%)
5 .832 11/15/38 5,989
Series - 2021 ELP (Class C)
1,997,675 (a),(c) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%)
6 .631 11/15/38 2,000
Series - 2021 ELP (Class E)
11,000,000 (c) GM Financial Revolving Receivables Trust
4 .980 12/11/36 11,094
Series - 2024 1 (Class A)
3,000,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 2.864%)
7 .262 11/15/36 2,979
Series - 2021 ARDN (Class D)
5,000,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 3.464%)
7 .862 11/15/36 4,959
Series - 2021 ARDN (Class E)
2,000,000 (c) JP Morgan Chase Commercial Mortgage Securities Trust
3 .620 01/16/37 1,070
Series - 2020 NNN (Class DFX)
2,391,000 (a),(c) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.064%)
6 .462 04/15/38 2,395
Series - 2021 MHC (Class D)
2,200,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .549 09/15/47 2,149
Series - 2014 C23 (Class B)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 448,621 (a) Morgan Stanley Bank of America Merrill Lynch Trust
4 .000% 12/15/47 $ 445
Series - 2014 C19 (Class B)
2,500,000 (c) MRCD Mortgage Trust
2 .718 12/15/36 1,876
Series - 2019 PARK (Class D)
2,500,000 (c) MRCD Mortgage Trust
2 .718 12/15/36 1,782
Series - 2019 PARK (Class E)
3,986,816 (a),(c) MSC Trust, (TSFR1M + 1.491%)
5 .889 11/15/36 3,974
Series - 2021 ILP (Class C)
10,023,000 (a),(c) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%)
5 .797 03/15/39 10,021
Series - 2022 LPFL (Class A)
6,555,000 (a),(c) MTN Commercial Mortgage Trust, (TSFR1M + 2.943%)
7 .773 03/15/39 6,532
Series - 2022 LPFL (Class D)
2,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%)
6 .677 07/15/36 1,991
Series - 2019 MILE (Class C)
2,000,000 (a),(c) NYC Trust, (TSFR1M + 2.291%)
6 .688 08/15/29 2,014
Series - 2024 3ELV (Class B)
7,325,417 (a),(c) SMR Mortgage Trust, (TSFR1M + 2.400%)
6 .797 02/15/39 7,193
Series - 2022 IND (Class B)
5,000,000 (a),(c) TX Trust, (TSFR1M + 1.591%)
5 .988 06/15/39 4,996
Series - 2024 HOU (Class A)
7,165,000 UBS Commercial Mortgage Trust
4 .036 06/15/50 6,569
Series - 2017 C1 (Class B)
6,735,923 (a),(c) Verus Securitization Trust
2 .240 10/25/66 5,700
Series - 2021 7 (Class A3)
1,951,000 (a) WFRBS Commercial Mortgage Trust
4 .007 03/15/45 1,858
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 182,353
TOTAL STRUCTURED ASSETS
(Cost $321,350) 315,557
TOTAL LONG-TERM INVESTMENTS
(Cost $7,417,235) 7,106,659
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
3,703,809 (h) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (i) 3,704
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,704) 3,704
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
3,084,000 (j) Fixed Income Clearing Corporation 4 .460 01/02/25 3,084
TOTAL REPURCHASE AGREEMENT 3,084
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,084) 3,084
TOTAL INVESTMENTS - 99.6%
(Cost $7,424,023) 7,113,447
OTHER ASSETS & LIABILITIES, NET - 0.4% 25,141
NET ASSETS - 100.0% $7,138,588
ETF Exchange Traded Fund
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Inflation-Linked Bond

Portfolio of Investments December 31, 2024
(continued)
Cost amounts are in thousands.
Investments in Derivatives
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $408,031,313 or 5.7% of Total
Investments.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,597,978.
(e) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $3,084,764 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $3,145,866.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,000 03/20/25  $ 110,607 $ 108,750 $ (1,857)
U.S. Treasury 2-Year Note 958 03/31/25 196,835 196,974 139
U.S. Treasury 5-Year Note 1,680 03/31/25 180,000 178,592 (1,408)
Total 3,638   $ 487,442  $ 484,316  $ (3,126)

Portfolio of Investments December 31, 2024
Social Choice

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.1%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0 .0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/25 $ 0 ^
TOTAL CAPITAL GOODS 0 ^
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
15,440,000 (c) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .971 05/05/28 15,208
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,208
UTILITIES - 0 .1%
15,183,787 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .929 05/21/29 15,250
4,676,500 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .357 04/30/31 4,694
TOTAL UTILITIES 19,944
TOTAL BANK LOAN OBLIGATIONS
(Cost $35,494) 35,152
SHARES DESCRIPTION VALUE (000)
COMMON STOCKS - 58.8%
AUTOMOBILES & COMPONENTS - 0.5%
102,770 (d) Aptiv plc 6,215
224,669 Bayerische Motoren Werke AG. 18,376
436,400 (e) Bridgestone Corp 14,669
482,644 Cie Generale des Etablissements Michelin S.C.A 15,882
2,300,390 Honda Motor Co Ltd 21,901
811,900 Isuzu Motors Ltd 11,045
9,879 (d),(e) Rivian Automotive, Inc 131
1,278,769 (e) Yamaha Motor Co Ltd 11,267
TOTAL AUTOMOBILES & COMPONENTS 99,486
BANKS - 2.7%
1,247,873 Australia & New Zealand Banking Group Ltd 21,987
2,517,891 Banco Bilbao Vizcaya Argentaria S.A. 24,636
1,294,199 Bank Hapoalim Ltd 15,624
4,468,500 BOC Hong Kong Holdings Ltd 14,268
641,184 Citigroup, Inc 45,133
1,366 Citizens Financial Group, Inc 60
508,376 Commonwealth Bank of Australia 48,103
757,017 DNB Bank ASA 15,113
282,794 Erste Bank der Oesterreichischen Sparkassen AG. 17,504
5,502,157 HSBC Holdings plc 54,048
4,198 Huntington Bancshares, Inc 68
6,502,832 Intesa Sanpaolo S.p.A. 26,082
733,887 JPMorgan Chase & Co 175,920
205,268 KBC Groep NV 15,849
1,029,421 Mizuho Financial Group, Inc 25,131
1,809,967 Oversea-Chinese Banking Corp 22,105
2,518 PNC Financial Services Group, Inc 486
17,864 Regions Financial Corp 420
591,110 Societe Generale 16,590
1,411,442 Standard Chartered plc 17,377
1,429,634 Svenska Handelsbanken AB 14,761
8,538 Truist Financial Corp 370
TOTAL BANKS 571,635
CAPITAL GOODS - 5.1%
3,206 3M Co 414
572,124 ABB Ltd 30,894
201,433 ACS Actividades de Construccion y Servicios S.A. 10,094
132,279 Alfa Laval AB 5,537
51 Allegion plc 7
248,827 Ashtead Group plc 15,394
600,011 Assa Abloy AB 17,722
1,310,366 Atlas Copco AB 19,998
1,133,330 Atlas Copco AB 15,312

Social Choice

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
101,827 (d) Axon Enterprise, Inc $ 60,518
272,149 Bouygues S.A. 8,059
218,212 Bunzl plc 8,985
584,825 Carrier Global Corp 39,920
246,089 Caterpillar, Inc 89,271
17,300 CNH Industrial NV 196
3,787 Cummins, Inc 1,320
307,900 Daifuku Co Ltd 6,326
140,900 Daikin Industries Ltd 16,440
139,996 DCC plc 8,970
122,733 Deere & Co 52,002
396 Dover Corp 74
244,062 Eaton Corp plc 80,997
105,219 Eiffage S.A. 9,227
107,049 Epiroc AB 1,670
169,686 Epiroc AB 2,957
637,655 Fanuc Ltd 16,657
1,582 Fastenal Co 114
576 Ferguson Enterprises, Inc 100
1,880 Fortive Corp 141
3,852 Fortune Brands Innovations, Inc 263
128,601 GEA Group AG. 6,388
11,786 Geberit AG. 6,684
2,855 Graco, Inc 241
151,100 Hitachi Construction Machinery Co Ltd 3,349
386 IDEX Corp 81
258,298 Illinois Tool Works, Inc 65,494
622,769 Ingersoll Rand, Inc 56,336
6,519 Johnson Controls International plc 515
2,070,070 Keppel Corp Ltd 10,371
156,485 Kingspan Group plc 11,376
61,808 Knorr-Bremse AG. 4,486
602,700 Komatsu Ltd 16,419
1,076,300 (e) Kubota Corp 12,469
167,931 Legrand S.A. 16,335
86 Lennox International, Inc 52
438,923 Metso Outotec Oyj 4,086
1,129,400 Mitsubishi Electric Corp 19,071
654,900 Nidec Corp 11,763
202,200 Obayashi Corp 2,662
386 Owens Corning, Inc 66
455 Pentair plc 46
166,674 Quanta Services, Inc 52,677
320,946 Rexel S.A. 8,174
957 Rockwell Automation, Inc 274
843,567 Sandvik AB 15,126
175,586 Schneider Electric S.A. 43,713
41,500 Sekisui Chemical Co Ltd 711
237,359 Siemens AG. 46,284
581,000 Swire Pacific Ltd (Class A) 5,254
669 Toro Co 54
68,751 Trane Technologies plc 25,393
19,883 United Rentals, Inc 14,006
9,695 (f) VAT Group AG. 3,666
937,671 Vestas Wind Systems A.S. 12,862
45,924 W.W. Grainger, Inc 48,406
705,229 Wartsila Oyj (B Shares) 12,499
97,213 Xylem, Inc 11,279
116,600 Yaskawa Electric Corp 2,976
TOTAL CAPITAL GOODS 1,071,223
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
278,097 Automatic Data Processing, Inc 81,407

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
1,246,558 Brambles Ltd $ 14,826
2,380 Broadridge Financial Solutions, Inc 538
304,503 Bureau Veritas S.A. 9,251
381 (d) Ceridian HCM Holding, Inc 28
616,490 Computershare Ltd 12,950
1,095,876 (d) Copart, Inc 62,892
253,328 Dai Nippon Printing Co Ltd 3,545
78,661 Paychex, Inc 11,030
54,607 Randstad Holdings NV 2,299
496,500 Recruit Holdings Co Ltd 34,511
683,843 RELX plc 30,984
163,342 Secom Co Ltd 5,547
74,378 SGS S.A. 7,461
1,371 TransUnion 127
1,081 Veralto Corp 110
119,159 Verisk Analytics, Inc 32,820
90,750 Wolters Kluwer NV 15,078
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 325,404
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
111 (d) Autozone, Inc 355
184 (d) Burlington Stores, Inc 52
899 (d) Carmax, Inc 73
30,883 Dieteren S.A. 5,137
55,900 Don Quijote Co Ltd 1,519
839,992 eBay, Inc 52,037
72,600 Fast Retailing Co Ltd 24,491
679 Genuine Parts Co 79
54,291 (e) Hennes & Mauritz AB (B Shares) 732
320,381 Home Depot, Inc 124,625
466,411 Industria de Diseno Textil S.A. 23,891
1,708,806 Kingfisher plc 5,312
4,907 LKQ Corp 180
243,415 Lowe's Cos, Inc 60,075
342 (d) Mercadolibre, Inc 582
4,092 (d) O'Reilly Automotive, Inc 4,852
19,652 Pool Corp 6,700
590,358 Prosus NV 23,452
911,900 (d) Rakuten, Inc 4,913
695,867 TJX Cos, Inc 84,068
4,840 Tractor Supply Co 257
30 (d) Ulta Beauty, Inc 13
481,161 Wesfarmers Ltd 21,257
1,624 Williams-Sonoma, Inc 301
122,730 (d),(f) Zalando SE 4,106
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 449,059
CONSUMER DURABLES & APPAREL - 0.8%
84,416 Adidas-Salomon AG. 20,763
139,400 Asics Corp 2,719
606,446 Barratt Developments plc 3,324
22,513 Berkeley Group Holdings plc 1,096
41,842 (d) Deckers Outdoor Corp 8,498
5,950 DR Horton, Inc 832
12,456 Hermes International 29,887
61,277 Kering 15,135
520 (d) Lululemon Athletica, Inc 199
212,223 Moncler S.p.A 11,203
10 (d) NVR, Inc 82
1,725,900 Panasonic Corp 17,640
4,445 Pandora A.S. 813
714 Pulte Homes, Inc 78
103,300 Sekisui House Ltd 2,463
2,056,200 Sony Corp 43,335

Social Choice

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
1,985,233 Taylor Wimpey plc $ 3,022
TOTAL CONSUMER DURABLES & APPAREL 161,089
CONSUMER SERVICES - 1.9%
534,669 (d) Airbnb, Inc 70,261
268,426 Amadeus IT Holding S.A. 18,947
17,779 Booking Holdings, Inc 88,334
748,198 Compass Group plc 24,895
1,856 Darden Restaurants, Inc 346
521 Domino's Pizza, Inc 219
4,038 (d) DoorDash, Inc 677
13,051 (d) Expedia Group, Inc 2,432
331,544 McDonald's Corp 96,111
672,900 Oriental Land Co Ltd 14,505
836,480 Pearson plc 13,413
622,394 Starbucks Corp 56,793
249,405 Whitbread plc 9,181
46,167 Yum! Brands, Inc 6,194
TOTAL CONSUMER SERVICES 402,308
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
262,800 Aeon Co Ltd 6,150
772,891 (e) Carrefour S.A. 11,000
1,109,997 Coles Group Ltd 12,958
2,001 (d) Dollar Tree, Inc 150
2,333,067 J Sainsbury plc 7,972
31,891 Kesko Oyj (B Shares) 602
550,101 Koninklijke Ahold Delhaize NV 17,944
603,466 Kroger Co 36,902
1,351,118 Marks & Spencer Group plc 6,327
307,461 Target Corp 41,563
4,142,270 Tesco plc 19,052
13,303 Walgreens Boots Alliance, Inc 124
735,697 Woolworths Ltd 13,868
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 174,612
ENERGY - 1.0%
1,658,827 Baker Hughes Co 68,045
6,819 Cheniere Energy, Inc 1,465
612,083 (e) Neste Oil Oyj 7,746
689,431 ONEOK, Inc 69,219
362,529 Targa Resources Corp 64,712
TOTAL ENERGY 211,187
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
74,620 American Tower Corp 13,686
817 Boston Properties, Inc 61
1,190 Crown Castle, Inc 108
78,244 Equinix, Inc 73,776
74,568 Fonciere Des Regions 3,779
65,714 Gecina S.A. 6,156
872,952 Goodman Group 19,189
5,299 GPT Group 14
235,694 Iron Mountain, Inc 24,774
577,555 Prologis, Inc 61,048
32 SBA Communications Corp 7
572,607 Segro plc 5,022
167,962 Stockland Trust Group 498
158,860 Unibail-Rodamco-Westfield 11,965
354,316 Welltower, Inc 44,654
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 264,737
FINANCIAL SERVICES - 5.4%
484,436 3i Group plc 21,564
2,554 Ally Financial, Inc 92
300,272 American Express Co 89,118
122,318 Ameriprise Financial, Inc 65,126

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
6,128 Annaly Capital Management, Inc $ 112
67,160 Australian Stock Exchange Ltd 2,701
489,373 Bank of New York Mellon Corp 37,598
1,853,200 Daiwa Securities Group, Inc 12,229
95,571 Deutsche Boerse AG. 22,015
259,652 Discover Financial Services 44,979
64,600 Eurazeo 4,818
151 Factset Research Systems, Inc 72
19,063 Fidelity National Information Services, Inc 1,540
160,267 Goldman Sachs Group, Inc 91,772
535,246 Hong Kong Exchanges and Clearing Ltd 20,034
196,388 London Stock Exchange Group plc 27,721
260 MarketAxess Holdings, Inc 59
259,095 Mastercard, Inc (Class A) 136,432
152,590 Moody's Corp 72,231
696,355 Morgan Stanley 87,546
170,930 Nasdaq Stock Market, Inc 13,215
2,581,100 (d) Nomura Holdings, Inc 14,975
761,200 ORIX Corp 16,354
849,466 (d) PayPal Holdings, Inc 72,502
178,995 S&P Global, Inc 89,145
1,157,435 Schroders plc 4,678
1,437 Synchrony Financial 93
1,138,549 UBS Group AG 34,859
482,924 Visa, Inc (Class A) 152,623
TOTAL FINANCIAL SERVICES 1,136,203
FOOD, BEVERAGE & TOBACCO - 2.0%
386,763 Ajinomoto Co, Inc 15,745
3,327 Archer-Daniels-Midland Co 168
407,136 Associated British Foods plc 10,385
3,132 (e) Barry Callebaut AG. 4,170
1,758 Bunge Global S.A. 137
3,095 Campbell Soup Co 130
1,650,670 Coca-Cola Co 102,771
190,158 (d) Coca-Cola Europacific Partners plc 14,606
302,660 Coca-Cola HBC AG. 10,340
1,330 ConAgra Brands, Inc 37
314,745 Danone 21,270
5,927 General Mills, Inc 378
5,201 Hormel Foods Corp 163
3,495 Kellogg Co 283
159,522 Kerry Group plc (Class A) 15,385
292,008 Keurig Dr Pepper, Inc 9,379
518,200 Kikkoman Corp 5,754
1,112,403 Kraft Heinz Co 34,162
1,759 Lamb Weston Holdings, Inc 118
2,818 McCormick & Co, Inc 215
663,590 Mowi ASA 11,373
737,885 Nestle S.A. 60,538
980,196 Orkla ASA 8,480
629,699 PepsiCo, Inc 95,752
2,684,214 Wilmar International Ltd 6,093
TOTAL FOOD, BEVERAGE & TOBACCO 427,832
HEALTH CARE EQUIPMENT & SERVICES - 2.3%
238,612 Alcon, Inc 20,231
53,080 AmerisourceBergen Corp 11,926
72,641 Cigna Group 20,059
31,105 Cochlear Ltd 5,570
44,101 Coloplast A.S. 4,832
213,277 (d) Cooper Cos, Inc 19,607
188 (d) DaVita, Inc 28
436,253 (d) Edwards Lifesciences Corp 32,296

Social Choice

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
671 Elevance Health, Inc $ 247
112,352 Essilor International S.A. 27,406
141,173 HCA, Inc 42,373
529 (d) Henry Schein, Inc 37
4,376 (d) Hologic, Inc 315
164,600 (d) Hoya Corp 20,428
80,733 (d) IDEXX Laboratories, Inc 33,378
13,121 (d) Insulet Corp 3,425
1,211 Labcorp Holdings, Inc 278
127,819 McKesson Corp 72,845
116 (d) Molina Healthcare, Inc 34
1,177 Quest Diagnostics, Inc 178
4,555 (d) Solventum Corp 301
70,984 STERIS plc 14,591
460 Teleflex, Inc 82
281,052 UnitedHealth Group, Inc 142,173
3,897 Zimmer Biomet Holdings, Inc 412
TOTAL HEALTH CARE EQUIPMENT & SERVICES 473,052
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
2,111 Church & Dwight Co, Inc 221
589 Clorox Co 96
524,978 Colgate-Palmolive Co 47,726
365,910 Essity AB 9,780
148,378 Henkel KGaA 11,435
165,227 Henkel KGaA (Preference) 14,497
1,125 Kimberly-Clark Corp 147
82,237 L'Oreal S.A. 29,112
767,022 Procter & Gamble Co 128,591
353,860 Reckitt Benckiser Group plc 21,419
6,300 Uni-Charm Corp 52
759,549 Unilever plc 43,158
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 306,234
INSURANCE - 3.1%
1,889,171 Aegon NV 11,242
4,094,800 AIA Group Ltd 29,412
129,658 Allianz AG. 39,852
634,449 Assicurazioni Generali S.p.A. 17,950
147 Assurant, Inc 31
2,346,505 Aviva plc 13,753
733,476 AXA S.A. 26,104
290,335 Gjensidige Forsikring ASA 5,127
204,606 Hartford Financial Services Group, Inc 22,384
2,568,203 Insurance Australia Group Ltd 13,432
5,163,912 Legal & General Group plc 14,827
359,656 Marsh & McLennan Cos, Inc 76,395
293,957 NN Group NV 12,819
350,346 Progressive Corp 83,946
505,415 Prudential Financial, Inc 59,907
1,204,334 QBE Insurance Group Ltd 14,302
344,830 Sampo Oyj 14,085
633,900 Sompo Holdings, Inc 16,424
1,177,545 Suncorp-Metway Ltd 13,835
20,574 Swiss Life Holding 15,885
148,577 Swiss Re AG. 21,519
681,700 T&D Holdings, Inc 12,478
737,300 Tokio Marine Holdings, Inc 26,460
230,075 Travelers Cos, Inc 55,423
53,401 Zurich Insurance Group AG 31,761
TOTAL INSURANCE 649,353
MATERIALS - 1.9%
79,918 Akzo Nobel NV 4,797
4,235 Amcor plc 40

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
570,743 Antofagasta plc $ 11,306
568,500 Asahi Kasei Corp 3,917
136,535 Avery Dennison Corp 25,550
401,195 Ball Corp 22,118
388,390 Boliden AB 10,927
77,920 Croda International plc 3,296
130,660 DSM-Firmenich AG. 13,208
287,323 Ecolab, Inc 67,325
260,775 Endeavour Mining plc 4,658
374,509 Evonik Industries AG. 6,510
1,323,074 Fortescue Metals Group Ltd 14,898
4,439 Givaudan S.A. 19,404
3,900 International Flavors & Fragrances, Inc 330
30,689 International Paper Co 1,652
172,436 (d) James Hardie Industries plc 5,315
256,345 Mineral Resources Ltd 5,410
81,802 Mitsui Chemicals, Inc 1,786
1,665,739 Newmont Goldcorp Corp 61,999
615,600 Nippon Paint Co Ltd 3,974
844,400 Nitto Denko Corp 14,117
136,912 Novozymes A.S. 7,758
653 PPG Industries, Inc 78
725,800 Shin-Etsu Chemical Co Ltd 23,906
155,957 SIG Group AG. 3,084
73,420 Sika AG. 17,518
56,308 Steel Dynamics, Inc 6,423
404,274 Stora Enso Oyj (R Shares) 4,069
350,700 Sumitomo Metal Mining Co Ltd 7,996
72,179 Svenska Cellulosa AB (B Shares) 915
1,944,400 Toray Industries, Inc 12,312
525,776 UPM-Kymmene Oyj 14,459
TOTAL MATERIALS 401,055
MEDIA & ENTERTAINMENT - 2.7%
28,156 (f) Auto Trader Group plc 279
893 (d),(e) Charter Communications, Inc 306
2,238,757 Comcast Corp (Class A) 84,021
46,219 CTS Eventim AG. 3,907
422,640 Electronic Arts, Inc 61,832
321,002 Fox Corp (Class A) 15,594
358,889 Fox Corp (Class B) 16,416
1,338,484 Informa plc 13,350
2,183 Interpublic Group of Cos, Inc 61
3,576 (d) Liberty Media Corp-Liberty Formula One (Class C) 331
78,610 (d) Live Nation, Inc 10,180
140,963 (d) NetFlix, Inc 125,643
1,039,601 News Corp (Class A) 28,631
5,130 Omnicom Group, Inc 441
155,693 Publicis Groupe S.A. 16,575
69,552 (e) REA Group Ltd 10,006
1,216 (d) Roku, Inc 90
11,053 (e) Seek Ltd 154
31,164 (d) Snap, Inc 336
291,460 (d) Take-Two Interactive Software, Inc 53,652
568,870 Universal Music Group NV 14,551
863,982 Walt Disney Co 96,204
18,642 (d) Warner Bros Discovery, Inc 197
1,324,601 WPP plc 13,654
3,016,625 Z Holdings Corp 7,976
TOTAL MEDIA & ENTERTAINMENT 574,387
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
143,460 Agilent Technologies, Inc 19,272
282,918 Amgen, Inc 73,740

Social Choice

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,040,126 Astellas Pharma, Inc $ 10,100
6,777 (d) Avantor, Inc 143
397 (d) Biogen, Inc 61
333,034 Bristol-Myers Squibb Co 18,836
115,979 CSL Ltd 20,233
778,747 Daiichi Sankyo Co Ltd 21,309
373,427 Danaher Corp 85,720
146,700 Eisai Co Ltd 3,995
215,880 Eli Lilly & Co 166,659
41,815 (d) Genmab AS 8,733
290,083 Gilead Sciences, Inc 26,795
1,602,075 GSK plc 27,023
2,379 (d) IQVIA Holdings, Inc 467
35,609 Lonza Group AG. 21,018
103,296 Merck KGaA 15,032
130 (d) Mettler-Toledo International, Inc 159
564,617 Novartis AG. 54,970
870,554 Novo Nordisk A.S. 75,113
75,627 (d) Regeneron Pharmaceuticals, Inc 53,871
37,253 Sartorius AG. 8,279
158,559 (d) Vertex Pharmaceuticals, Inc 63,852
4,135 (d) Waters Corp 1,534
33,943 West Pharmaceutical Services, Inc 11,118
357,640 Zoetis, Inc 58,270
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 846,302
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
3,263,073 Capitaland Investment Ltd 6,255
317,060 (d) CBRE Group, Inc 41,627
494,200 Daiwa House Industry Co Ltd 15,172
83,287 LEG Immobilien SE 7,064
930,072 Mitsubishi Estate Co Ltd 12,911
1,932,851 Mitsui Fudosan Co Ltd 15,458
3,396,000 Sino Land Co 3,427
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 101,914
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
391,400 Advantest Corp 22,255
504,838 Applied Materials, Inc 82,102
111,029 ASML Holding NV 77,769
293,951 (d) First Solar, Inc 51,806
3,772,828 Intel Corp 75,645
1,018,470 Lam Research Corp 73,564
4,654,243 Nvidia Corp 625,018
328,660 NXP Semiconductors NV 68,312
1,263,644 (d) Renesas Electronics Corp 15,991
484,393 Texas Instruments, Inc 90,829
179,300 Tokyo Electron Ltd 26,952
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,210,243
SOFTWARE & SERVICES - 7.3%
208,660 (d) Adobe, Inc 92,787
83,524 (d) Ansys, Inc 28,175
238,567 (d) Autodesk, Inc 70,513
243,566 (d) Cadence Design Systems, Inc 73,182
474,924 Dassault Systemes SE 16,434
1,007,100 Fujitsu Ltd 17,691
724 (d) HubSpot, Inc 505
432,970 International Business Machines Corp 95,180
141,435 Intuit, Inc 88,892
1,410,181 Microsoft Corp 594,391
195,881 NEC Corp 16,763
267,900 Nomura Research Institute Ltd 7,866
289,567 (d) PTC, Inc 53,243
343,949 Salesforce, Inc 114,993

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
297,476 SAP AG. $ 73,171
90,992 (d) ServiceNow, Inc 96,462
145,402 (d) Synopsys, Inc 70,572
180,243 WiseTech Global Ltd 13,456
2,113 (d) Workday, Inc 545
87,397 (d) Xero Ltd 9,095
TOTAL SOFTWARE & SERVICES 1,533,916
TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
208,200 Brother Industries Ltd 3,522
768,500 FUJIFILM Holdings Corp 15,900
3,043,664 Hewlett Packard Enterprise Co 64,982
1,873,304 HP, Inc 61,126
391,513 (d) Keysight Technologies, Inc 62,889
751,555 Ricoh Co Ltd 8,535
269,500 Seiko Epson Corp 4,863
655 Shimadzu Corp 18
671,159 (d) Trimble Inc 47,424
196,232 Yokogawa Electric Corp 4,174
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 273,433
TELECOMMUNICATION SERVICES - 1.2%
7,097,454 (e) BT Group plc 12,793
415,307 (f) Cellnex Telecom S.A. 13,118
27,991 Elisa Oyj (Series A) 1,212
699,132 KDDI Corp 22,268
1,065,352 Koninklijke KPN NV 3,885
1,222,543 Orange S. A. 12,198
15,016,000 SoftBank Corp 18,955
409,900 Softbank Group Corp 23,424
21,939 (e) Swisscom AG. 12,210
144,609 Tele2 AB (B Shares) 1,428
885,874 Telenor ASA 9,884
2,476,552 TeliaSonera AB 6,884
5,238,208 Telstra Corp Ltd 12,982
2,171,237 Verizon Communications, Inc 86,828
17,377,444 Vodafone Group plc 14,824
TOTAL TELECOMMUNICATION SERVICES 252,893
TRANSPORTATION - 1.2%
47,177 Aeroports de Paris 5,462
1,858,638 Auckland International Airport Ltd 9,047
363 CH Robinson Worldwide, Inc 38
1,620,135 CSX Corp 52,282
87,863 DSV AS 18,712
799,000 East Japan Railway Co 14,151
450 Expeditors International Washington, Inc 50
2,768,937 (d) Grab Holdings Ltd 13,069
216,600 Hankyu Hanshin Holdings, Inc 5,646
1,288 JB Hunt Transport Services, Inc 220
44,403 Kuehne & Nagel International AG. 10,188
2,224,364 MTR Corp 7,727
183,871 Old Dominion Freight Line 32,435
163,000 SG Holdings Co Ltd 1,558
41,200 Tokyu Corp 439
2,026,548 Transurban Group 16,749
499,209 United Parcel Service, Inc (Class B) 62,950
320,500 West Japan Railway Co 5,677
TOTAL TRANSPORTATION 256,400
UTILITIES - 0.8%
143,827 American Water Works Co, Inc 17,905
536,766 Consolidated Edison, Inc 47,896
3,408,817 Energias de Portugal S.A. 10,905
4,761 Essential Utilities, Inc 173
5,834 Eversource Energy 335

Social Choice

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
472,885 Exelon Corp $ 17,799
2,339,819 Iberdrola S.A. 32,243
540,339 Mercury NZ Ltd 1,768
905,329 Meridian Energy Ltd 2,994
2,026,910 National Grid plc 24,080
232,020 Orsted AS 10,476
239,849 Redeia Corp S.A. 4,096
TOTAL UTILITIES 170,670
TOTAL COMMON STOCKS
(Cost $9,904,322) 12,344,627
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 10.9%
AUTOMOBILES & COMPONENTS - 0.1%
$ 6,760,000 (e) Ford Motor Co
3 .250% 02/12/32 5,622
10,727,000 Toyota Motor Credit Corp
2 .150 02/13/30 9,400
2,260,000 (f) ZF North America Capital, Inc
6 .875 04/14/28 2,254
4,980,000 (f) ZF North America Capital, Inc
7 .125 04/14/30 4,889
TOTAL AUTOMOBILES & COMPONENTS 22,165
BANKS - 1.4%
13,300,000 (f) ABN AMRO Bank NV
5 .515 12/03/35 13,004
6,925,000 (f) Banco Nacional de Comercio Exterior SNC
2 .720 08/11/31 6,359
2,500,000 (g) Bank of America Corp
6 .100 N/A 2,493
10,000,000 Bank of Montreal
3 .803 12/15/32 9,564
8,875,000 (e) Bank of Montreal
7 .700 05/26/84 9,208
6,275,000 Barclays plc
4 .837 09/10/28 6,237
8,150,000 Barclays plc
4 .942 09/10/30 7,990
11,375,000 (e),(f) BNP Paribas S.A.
5 .894 12/05/34 11,640
2,500,000 (e),(f),(g) BNP Paribas S.A.
8 .500 N/A 2,605
12,375,000 CitiBank NA
4 .876 11/19/27 12,385
10,190,000 Citigroup, Inc
2 .014 01/25/26 10,167
3,250,000 (c) Citigroup, Inc, (SOFR + 0.694%)
5 .330 01/25/26 3,252
2,625,000 (g) Citigroup, Inc
7 .625 N/A 2,735
4,550,000 (f) Cooperatieve Rabobank UA
1 .004 09/24/26 4,420
797,000 (f) Cooperatieve Rabobank UA
1 .106 02/24/27 763
18,000,000 (f) Credit Agricole S.A.
5 .335 01/10/30 17,996
9,500,000 (f) Credit Agricole S.A.
6 .251 01/10/35 9,538
7,500,000 Deutsche Bank AG.
6 .819 11/20/29 7,848
4,950,000 (f) Federation des Caisses Desjardins du Quebec
5 .147 11/27/28 5,033
9,125,000 (e),(f) Federation des Caisses Desjardins du Quebec
5 .250 04/26/29 9,165
9,925,000 HSBC Holdings plc
6 .161 03/09/29 10,193
6,150,000 (g) HSBC Holdings plc
6 .875 N/A 6,122
10,000,000 (f) ING Groep NV
1 .400 07/01/26 9,823
3,650,000 (f) Intesa Sanpaolo S.p.A
6 .625 06/20/33 3,816
13,800,000 (f) Intesa Sanpaolo S.p.A
7 .200 11/28/33 14,930
15,000,000 (f) Intesa Sanpaolo S.p.A
7 .800 11/28/53 16,761
12,575,000 JPMorgan Chase & Co
5 .571 04/22/28 12,789
4,500,000 JPMorgan Chase & Co
5 .766 04/22/35 4,603
12,475,000 (e),(g) JPMorgan Chase & Co
6 .875 N/A 13,027
3,990,000 (g) JPMorgan Chase & Co
3 .650 N/A 3,871
3,075,000 M&T Bank Corp
4 .833 01/16/29 3,062
7,750,000 Morgan Stanley Bank NA
5 .504 05/26/28 7,858
3,700,000 (g) NatWest Group plc
8 .125 N/A 3,941
3,375,000 (f) Royal Bank of Canada
1 .050 09/14/26 3,182
10,750,000 (f) Royal Bank of Canada
4 .851 12/14/26 10,801
7,550,000 (f) Shinhan Financial Group Co Ltd
5 .000 07/24/28 7,507
10,450,000 Wells Fargo & Co
4 .540 08/15/26 10,429
TOTAL BANKS 295,117
CAPITAL GOODS - 0.2%
10,625,000 Air Lease Corp
5 .100 03/01/29 10,647
2,600,000 (g) Air Lease Corp
6 .000 N/A 2,518
4,390,000 Conservation Fund
3 .474 12/15/29 4,033

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CAPITAL GOODS (continued)
$ 8,725,000 Cummins, Inc
5 .450% 02/20/54 $ 8,490
1,720,000 Nature Conservancy
2 .668 03/01/26 1,674
3,000,000 Nature Conservancy
3 .001 03/01/29 2,747
6,376,000 (f) Sociedad de Transmision Austral S.A.
4 .000 01/27/32 5,654
TOTAL CAPITAL GOODS 35,763
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,800,000 (f) Ambipar Lux Sarl
9 .875 02/06/31 3,793
9,500,000 Automatic Data Processing, Inc
1 .700 05/15/28 8,675
10,000,000 Automatic Data Processing, Inc
1 .250 09/01/30 8,306
8,200,000 (e) Automatic Data Processing, Inc
4 .450 09/09/34 7,806
15,810,000 Rockefeller Foundation
2 .492 10/01/50 9,562
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 38,142
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
5,525,000 Lowe's Cos, Inc
2 .800 09/15/41 3,791
5,300,000 Lowe's Cos, Inc
5 .750 07/01/53 5,189
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,980
CONSUMER SERVICES - 0.3%
8,450,000 Choice Hotels International, Inc
5 .850 08/01/34 8,460
5,915,000 Enterprise Community Loan Fund, Inc
4 .152 11/01/28 5,691
2,250,000 Mary Free Bed Rehabilitation Hospital
3 .786 04/01/51 1,566
7,725,000 Massachusetts Higher Education Assistance Corp
2 .673 07/01/31 6,460
10,000,000 Mather Foundation
2 .675 10/01/31 8,425
1,505,000 Salvation Army
5 .637 09/01/26 1,512
20,000,000 Salvation Army
4 .528 09/01/48 17,580
8,400,000 Starbucks Corp
2 .450 06/15/26 8,146
5,000,000 Starbucks Corp
4 .450 08/15/49 4,096
TOTAL CONSUMER SERVICES 61,936
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
2,000,000 (f) Alimentation Couche-Tard, Inc
3 .625 05/13/51 1,380
10,625,000 SYSCO Corp
5 .750 01/17/29 10,939
13,598,000 SYSCO Corp
2 .400 02/15/30 11,993
18,954,000 (e) Walmart, Inc
1 .800 09/22/31 15,821
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 40,133
ENERGY - 1.1%
10,300,000 (f) Amazon Conservation DAC
6 .034 01/16/42 10,264
11,125,000 BP Capital Markets America, Inc
4 .699 04/10/29 11,063
6,050,000 BP Capital Markets America, Inc
4 .893 09/11/33 5,852
9,875,000 BP Capital Markets America, Inc
2 .772 11/10/50 5,923
6,925,000 (e),(g) BP Capital Markets plc
6 .450 N/A 7,114
8,000,000 Cheniere Energy Partners LP
4 .000 03/01/31 7,398
4,850,000 Cheniere Energy Partners LP
5 .950 06/30/33 4,965
8,350,000 (e) ConocoPhillips Co
5 .050 09/15/33 8,239
8,875,000 ConocoPhillips Co
5 .300 05/15/53 8,210
4,515,000 ConocoPhillips Co
5 .550 03/15/54 4,340
10,000,000 Enbridge, Inc
5 .625 04/05/34 10,059
8,125,000 Equinor ASA
2 .375 05/22/30 7,207
5,932,000 Equinor ASA
3 .950 05/15/43 4,860
12,450,000 Equinor ASA
3 .250 11/18/49 8,508
6,850,000 MPLX LP
5 .500 06/01/34 6,751
16,777,000 (f) New York State Electric & Gas Corp
5 .650 08/15/28 17,163
2,000,000 (f) New York State Electric & Gas Corp
5 .850 08/15/33 2,045
2,025,000 Occidental Petroleum Corp
6 .050 10/01/54 1,921
6,800,000 Pioneer Natural Resources Co
5 .100 03/29/26 6,847
2,975,000 (f) Raizen Fuels Finance S.A.
6 .450 03/05/34 2,940
7,875,000 (e) TotalEnergies Capital S.A.
4 .724 09/10/34 7,570
4,350,000 TotalEnergies Capital S.A.
5 .488 04/05/54 4,169
14,025,000 TotalEnergies Capital S.A.
5 .275 09/10/54 12,967
10,550,000 TotalEnergies Capital S.A.
5 .638 04/05/64 10,084
10,850,000 TotalEnergies Capital S.A.
5 .425 09/10/64 10,063
9,483,000 Williams Cos, Inc
5 .400 03/02/26 9,547
10,000,000 Williams Cos, Inc
5 .300 08/15/28 10,096

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ENERGY (continued)
$ 18,000,000 Woodside Finance Ltd
5 .100% 09/12/34 $ 17,122
TOTAL ENERGY 223,287
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,500,000 ERP Operating LP
4 .150 12/01/28 1,466
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,466
FINANCIAL SERVICES - 1.5%
5,000,000 BB Blue Financing DAC
4 .395 09/20/29 4,939
10,839,600 BB Blue Financing DAC
4 .395 09/20/37 10,326
11,645,000 Community Preservation Corp
2 .867 02/01/30 10,309
280,685 Durrah MSN 35603
1 .684 01/22/25 280
12,150,000 Ford Foundation
2 .815 06/01/70 6,827
1,610,000 Goldman Sachs Group, Inc
0 .855 02/12/26 1,602
3,416,000 (e),(g) Goldman Sachs Group, Inc
7 .379 N/A 3,413
14,242,000 (f) GPS Blue Financing DAC
5 .645 11/09/41 13,839
16,362,000 (f) Hannon Armstrong Sustainable Infrastructure Capital, Inc
6 .375 07/01/34 15,934
4,470,000 (e),(f) HAT Holdings I LLC
3 .375 06/15/26 4,331
3,480,000 (f) HAT Holdings I LLC
8 .000 06/15/27 3,626
9,585,000 (e),(f) HAT Holdings I LLC
3 .750 09/15/30 8,446
6,955,000 Kreditanstalt fuer Wiederaufbau
4 .375 02/28/34 6,810
9,875,000 Low Income Investment Fund
3 .711 07/01/29 9,130
7,725,000 Mastercard, Inc
1 .900 03/15/31 6,533
1,644,000 National Rural Utilities Cooperative Finance Corp
1 .350 03/15/31 1,320
12,255,000 National Rural Utilities Cooperative Finance Corp
4 .150 12/15/32 11,434
1,925,000 NHP Foundation
5 .850 12/01/28 1,997
4,850,000 NHP Foundation
6 .000 12/01/33 5,110
16,475,000 Private Export Funding Corp
1 .400 07/15/28 14,820
13,500,000 Private Export Funding Corp
4 .300 12/15/28 13,332
9,900,000 Private Export Funding Corp
4 .600 02/15/34 9,709
2,570,000 Reinvestment Fund, Inc
3 .513 11/01/25 2,525
15,240,000 Reinvestment Fund, Inc
3 .880 02/15/27 14,592
7,435,000 Reinvestment Fund, Inc
3 .930 02/15/28 6,965
4,430,000 (e),(f) Starwood Property Trust, Inc
4 .375 01/15/27 4,283
2,800,000 (f) Starwood Property Trust, Inc
7 .250 04/01/29 2,872
13,170,000 (f) Starwood Property Trust, Inc
6 .000 04/15/30 12,927
7,072,314 Thirax   LLC
1 .462 03/07/33 6,107
10,250,000 (f) UBS Group AG.
5 .428 02/08/30 10,316
9,375,000 (f) UBS Group AG.
5 .617 09/13/30 9,524
9,925,000 (f) UBS Group AG.
6 .301 09/22/34 10,382
6,150,000 (f) UBS Group AG.
5 .699 02/08/35 6,190
4,050,000 (f),(g) UBS Group AG.
9 .250 N/A 4,378
3,375,000 (f),(g) UBS Group AG.
9 .250 N/A 3,868
7,500,000 Visa, Inc
1 .900 04/15/27 7,092
17,000,000 (e) Visa, Inc
1 .100 02/15/31 13,749
5,500,000 (f) WLB Asset II C Pte Ltd
3 .900 12/23/25 5,246
15,750,000 (f) WLB Asset II D Pte Ltd
6 .500 12/21/26 14,764
9,750,000 (f) WLB Asset VI Pte Ltd
7 .250 12/21/27 10,180
TOTAL FINANCIAL SERVICES 310,027
FOOD, BEVERAGE & TOBACCO - 0.2%
3,725,000 Campbell Soup Co
5 .200 03/21/29 3,762
10,125,000 (f) Mars, Inc
4 .650 04/20/31 9,871
10,000,000 (f) NBM US Holdings, Inc
6 .625 08/06/29 10,000
6,600,000 (f) Nestle Holdings, Inc
4 .950 03/14/30 6,629
10,000,000 PepsiCo, Inc
3 .900 07/18/32 9,347
16,674,000 PepsiCo, Inc
2 .875 10/15/49 10,874
TOTAL FOOD, BEVERAGE & TOBACCO 50,483
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
23,213,000 Kaiser Foundation Hospitals
2 .810 06/01/41 16,421
11,890,000 Montefiore Medical Center
2 .895 04/20/32 10,104
TOTAL HEALTH CARE EQUIPMENT & SERVICES 26,525
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
5,300,000 Procter & Gamble Co
3 .000 03/25/30 4,886
12,975,000 Procter & Gamble Co
1 .200 10/29/30 10,711

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
$ 10,875,000 Procter & Gamble Co
4 .550% 01/29/34 $ 10,587
11,075,000 Unilever Capital Corp
2 .000 07/28/26 10,674
17,300,000 Unilever Capital Corp
4 .875 09/08/28 17,438
5,523,000 Unilever Capital Corp
2 .125 09/06/29 4,916
6,125,000 Unilever Capital Corp
1 .375 09/14/30 5,098
8,475,000 Unilever Capital Corp
1 .750 08/12/31 7,004
11,600,000 Unilever Capital Corp
4 .625 08/12/34 11,168
9,425,000 Unilever Capital Corp
2 .625 08/12/51 5,704
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 88,186
INSURANCE - 0.2%
14,425,000 (f) Five Corners Funding Trust II
2 .850 05/15/30 12,895
11,600,000 (f) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 11,800
10,000,000 Principal Financial Group, Inc
2 .125 06/15/30 8,619
2,152,000 Prudential Financial, Inc
3 .700 10/01/50 1,914
11,703,000 (f) USAA Capital Corp
2 .125 05/01/30 10,133
TOTAL INSURANCE 45,361
MATERIALS - 0.7%
10,500,000 Air Products and Chemicals, Inc
4 .800 03/03/33 10,299
2,755,000 (e),(f) Alcoa Nederland Holding BV
7 .125 03/15/31 2,847
10,000,000 Amcor Group Finance plc
5 .450 05/23/29 10,083
6,550,000 (e),(f) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 6,082
9,145,000 (f) Celulosa Arauco y Constitucion S.A.
5 .150 01/29/50 7,714
7,250,000 (e),(f),(g) Cemex SAB de C.V.
9 .125 N/A 7,472
9,000,000 (e) Dow Chemical Co
5 .150 02/15/34 8,801
11,000,000 (e),(f) FMG Resources August 2006 Pty Ltd
6 .125 04/15/32 10,866
12,000,000 (f) Inversiones CMPC S.A.
4 .375 04/04/27 11,766
2,150,000 (f) Inversiones CMPC S.A.
6 .125 06/23/33 2,156
4,000,000 (e),(f) Klabin Austria GmbH
7 .000 04/03/49 4,051
4,000,000 (f) Klabin Finance S.A.
4 .875 09/19/27 3,867
3,750,000 (f) LD Celulose International GmbH
7 .950 01/26/32 3,761
6,855,000 (f) LG Chem Ltd
4 .375 07/14/25 6,825
3,250,000 (e),(f) LG Chem Ltd
3 .625 04/15/29 3,048
6,900,000 Nutrien Ltd
5 .200 06/21/27 6,971
11,125,000 (e) Nutrien Ltd
5 .400 06/21/34 11,050
12,814,000 (f) Star Energy Geothermal Wayang Windu Ltd
6 .750 04/24/33 12,910
7,500,000 Suzano International Finance BV
5 .500 01/17/27 7,503
TOTAL MATERIALS 138,072
MEDIA & ENTERTAINMENT - 0.0%
11,250,000 Comcast Corp
4 .650 02/15/33 10,866
TOTAL MEDIA & ENTERTAINMENT 10,866
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
13,250,000 Johnson & Johnson
4 .900 06/01/31 13,333
8,315,000 Johnson & Johnson
2 .250 09/01/50 4,756
6,925,000 Pfizer Investment Enterprises Pte Ltd
4 .650 05/19/25 6,928
6,475,000 Pfizer Investment Enterprises Pte Ltd
5 .110 05/19/43 6,078
15,000,000 Pfizer Investment Enterprises Pte Ltd
5 .300 05/19/53 14,045
4,497,000 Pfizer, Inc
2 .625 04/01/30 4,034
5,400,000 (e) Pfizer, Inc
1 .750 08/18/31 4,447
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 53,621
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
8,550,000 National Community Renaissance of California
3 .270 12/01/32 7,121
9,770,000 Preservation Of Affordable Housing, Inc
4 .479 12/01/32 8,925
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,046
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,550,000 Intel Corp
4 .150 08/05/32 10,513

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
$ 10,000,000 Texas Instruments, Inc
5 .050% 05/18/63 $ 9,011
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19,524
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 (e) Apple, Inc
3 .000 06/20/27 13,819
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,819
TELECOMMUNICATION SERVICES - 0.0%
9,548,000 Verizon Communications, Inc
2 .550 03/21/31 8,223
TOTAL TELECOMMUNICATION SERVICES 8,223
TRANSPORTATION - 0.1%
4,840,615 (f) Air Canada Pass Through Trust
4 .125 05/15/25 4,817
9,475,000 Canadian Pacific Railway Co
3 .100 12/02/51 6,157
6,000,000 Norfolk Southern Corp
2 .300 05/15/31 5,132
TOTAL TRANSPORTATION 16,106
UTILITIES - 3.6%
3,750,000 AES Corp
1 .375 01/15/26 3,612
7,954,000 (e) AES Corp
5 .450 06/01/28 7,997
6,725,000 Algonquin Power & Utilities Corp
5 .365 06/15/26 6,757
3,325,000 (f) AltaGas Ltd
7 .200 10/15/54 3,343
12,325,000 Ameren Illinois Co
2 .900 06/15/51 7,745
4,500,000 Atlantic City Electric Co
2 .300 03/15/31 3,822
9,950,000 Avangrid, Inc
3 .200 04/15/25 9,900
13,200,000 Avangrid, Inc
3 .800 06/01/29 12,509
7,050,000 (f) Brooklyn Union Gas Co
4 .632 08/05/27 6,972
10,000,000 (f) Brooklyn Union Gas Co
4 .866 08/05/32 9,489
EUR 4,400,000 (f) California Buyer Ltd
5 .625 02/15/32 4,743
5,810,000 (f) California Buyer Ltd
6 .375 02/15/32 5,795
3,550,000 CMS Energy Corp
4 .750 06/01/50 3,363
3,100,000 (e) CMS Energy Corp
3 .750 12/01/50 2,699
11,300,000 (f) Colbun S.A.
3 .150 01/19/32 9,469
2,125,000 (f) Comision Federal de Electricidad
5 .700 01/24/30 2,040
17,500,000 Commonwealth Edison Co
2 .750 09/01/51 10,306
5,600,000 Connecticut Light and Power Co
4 .650 01/01/29 5,572
7,525,000 (f) Consorcio Transmantaro SA
4 .700 04/16/34 6,976
6,200,000 Consumers Energy Co
4 .600 05/30/29 6,142
14,217,363 (f) Continental Wind LLC
6 .000 02/28/33 14,327
13,087,000 Dominion Energy, Inc
2 .250 08/15/31 10,892
3,425,000 Dominion Energy, Inc
7 .000 06/01/54 3,617
8,325,000 (g) Dominion Energy, Inc
4 .350 N/A 8,061
22,625,000 DTE Electric Co
1 .900 04/01/28 20,716
7,998,000 DTE Electric Co
3 .950 03/01/49 6,235
9,025,000 DTE Electric Co
3 .250 04/01/51 6,145
3,000,000 DTE Electric Co
3 .650 03/01/52 2,195
3,688,000 Duke Energy Carolinas LLC
2 .850 03/15/32 3,188
4,975,000 Duke Energy Carolinas LLC
3 .550 03/15/52 3,504
10,000,000 Duke Energy Florida LLC
2 .500 12/01/29 8,984
7,931,000 Duke Energy Florida LLC
2 .400 12/15/31 6,692
10,000,000 Duke Energy Florida LLC
3 .000 12/15/51 6,229
4,000,000 Duke Energy Progress LLC
3 .450 03/15/29 3,792
5,276,000 Duke Energy Progress LLC
4 .000 04/01/52 4,032
20,250,000 (f) Electricite de France S.A.
3 .625 10/13/25 20,054
6,375,000 Florida Power & Light Co
4 .625 05/15/30 6,316
9,885,000 Georgia Power Co
3 .250 04/01/26 9,717
7,019,550 (f) India Cleantech Energy
4 .700 08/10/26 6,818
12,125,000 (e),(f) International Development Association
4 .375 11/27/29 12,032
9,700,000 Interstate Power and Light Co
3 .500 09/30/49 6,790
14,641,000 (f) Liberty Utilities Finance GP
2 .050 09/15/30 12,279
7,511,000 MidAmerican Energy Co
3 .650 04/15/29 7,163
5,725,000 MidAmerican Energy Co
5 .350 01/15/34 5,794
1,000,000 MidAmerican Energy Co
3 .950 08/01/47 778
1,925,000 MidAmerican Energy Co
5 .850 09/15/54 1,956
12,350,000 National Fuel Gas Co
5 .500 01/15/26 12,398
11,250,000 National Fuel Gas Co
2 .950 03/01/31 9,686

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 11,610,000 (f) New York State Electric & Gas Corp
2 .150% 10/01/31 $ 9,463
12,500,000 NextEra Energy Capital Holdings, Inc
4 .900 03/15/29 12,461
6,275,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 6,429
3,829,000 (e),(f) NextEra Energy Operating Partners LP
7 .250 01/15/29 3,916
13,000,000 (f) Niagara Mohawk Power Corp
1 .960 06/27/30 11,034
9,750,000 (f) Niagara Mohawk Power Corp
4 .119 11/28/42 7,822
11,436,000 Northern States Power Co
2 .900 03/01/50 7,316
623,000 Northern States Power Co
2 .600 06/01/51 372
7,868,000 Northern States Power Co
3 .200 04/01/52 5,274
8,125,000 Northern States Power Co
5 .400 03/15/54 7,832
5,250,000 Northwest Natural Gas Co
3 .078 12/01/51 3,174
21,737,000 Pacific Gas and Electric Co
6 .700 04/01/53 23,526
10,534,000 PacifiCorp
2 .900 06/15/52 6,268
6,000,000 PG&E Recovery Funding LLC
4 .838 06/01/35 5,953
11,375,000 PG&E Recovery Funding LLC
5 .231 06/01/42 11,279
4,750,000 PG&E Recovery Funding LLC
5 .529 06/01/51 4,714
7,113,000 Piedmont Natural Gas Co, Inc
3 .350 06/01/50 4,694
2,100,000 PPL Electric Utilities Corp
4 .850 02/15/34 2,045
5,000,000 Public Service Co of Colorado
3 .200 03/01/50 3,320
16,100,000 Public Service Co of Colorado
5 .750 05/15/54 16,062
11,879,000 Public Service Co of Oklahoma
2 .200 08/15/31 9,826
1,651,000 Public Service Electric and Gas Co
3 .100 03/15/32 1,461
4,875,000 Public Service Electric and Gas Co
4 .650 03/15/33 4,717
6,134,000 Public Service Electric and Gas Co
3 .200 08/01/49 4,181
9,300,000 Public Service Electric and Gas Co
5 .125 03/15/53 8,662
4,850,000 (f) RWE Finance US LLC
5 .875 04/16/34 4,865
10,000,000 (f) RWE Finance US LLC
6 .250 04/16/54 9,876
16,684,000 San Diego Gas & Electric Co
4 .950 08/15/28 16,757
19,738,000 San Diego Gas & Electric Co
2 .950 08/15/51 12,689
2,075,678 SCE Recovery Funding LLC
1 .977 11/15/28 1,961
7,100,000 SCE Recovery Funding LLC
2 .943 11/15/42 5,708
2,640,000 SCE Recovery Funding LLC
3 .240 11/15/46 1,878
17,759,561 (f) Solar Star Funding LLC
3 .950 06/30/35 15,881
17,086,091 (f) Solar Star Funding LLC
5 .375 06/30/35 17,025
8,429,000 Southern California Edison Co
2 .750 02/01/32 7,198
8,300,000 Southern California Edison Co
5 .200 06/01/34 8,212
1,493,000 Southern California Edison Co
3 .650 06/01/51 1,056
5,000,000 Southern California Edison Co
3 .450 02/01/52 3,382
14,635,000 Southern Power Co
4 .150 12/01/25 14,564
14,825,000 (e) Southwestern Electric Power Co
3 .250 11/01/51 9,386
18,650,000 Southwestern Public Service Co
3 .150 05/01/50 12,079
3,690,000 (e),(f) Sunnova Energy Corp
5 .875 09/01/26 3,067
16,046,470 (f) Sweihan PV Power Co PJSC
3 .625 01/31/49 13,037
8,612,000 (f) TerraForm Power Operating LLC
5 .000 01/31/28 8,297
15,193,335 (f) Topaz Solar Farms LLC
4 .875 09/30/39 14,130
12,666,368 (f) Topaz Solar Farms LLC
5 .750 09/30/39 12,345
7,279,845 (f) UEP Penonome II S.A.
6 .500 10/01/38 6,569
12,250,000 Union Electric Co
2 .150 03/15/32 10,043
19,626,000 Union Electric Co
2 .625 03/15/51 11,582
3,146,000 Union Electric Co
3 .900 04/01/52 2,409
3,775,000 (f),(g) Vistra Corp
7 .000 N/A 3,797
TOTAL UTILITIES 759,235
TOTAL CORPORATE BONDS
(Cost $2,446,138) 2,283,083
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 25.2%
AGENCY SECURITIES - 0.8%
240,037 Abay Leasing LLC
2 .654 11/09/26 234
3,028,898 Canal Barge Co, Inc
4 .500 11/12/34 2,913
11,917,182 Crowley Conro LLC
4 .181 08/15/43 10,340
2,265,594 Ethiopian Leasing LLC
2 .566 08/14/26 2,211

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
AGENCY SECURITIES (continued)
$ 251,410 Export-Import Bank of the United States
2 .578% 12/10/25 $ 248
25,000,000 Federal Home Loan Mortgage Corp
1 .540 08/17/35 17,890
8,000,000 Federal National Mortgage Association
0 .625 04/22/25 7,912
18,880,000 Federal National Mortgage Association
0 .875 08/05/30 15,589
9,000,000 Federal National Mortgage Association
1 .625 08/24/35 6,500
17,340,000 Hashemite Kingdom of Jordan Government AID Bond
3 .000 06/30/25 17,184
1,875,000 (c) India Government AID Bond, (LIBOR 3 M + 0.100%)
4 .954 02/01/27 1,866
13,250,000 Private Export Funding Corp
3 .250 06/15/25 13,184
7,765,000 Private Export Funding Corp
3 .900 10/15/27 7,641
214,183 Sandalwood LLC
2 .836 07/10/25 213
551,248 Sandalwood LLC
2 .821 02/12/26 544
19,921,171 Thirax   LLC
0 .968 01/14/33 16,954
3,178,604 Thirax 2 LLC
2 .320 01/22/34 2,810
5,000,000 United States Department of Housing and Urban Development
3 .535 08/01/36 4,260
1,775,000 United States International Development Finance Corp
1 .440 04/15/28 1,633
1,000,000 United States International Development Finance Corp
1 .650 04/15/28 925
3,659,169 United States International Development Finance Corp
1 .790 10/15/29 3,395
11,434,903 United States International Development Finance Corp
2 .360 10/15/29 10,765
1,919,000 United States International Development Finance Corp
2 .930 05/15/30 1,817
3,171,400 United States International Development Finance Corp
3 .040 05/15/30 3,012
7,596,221 United States International Development Finance Corp
1 .630 07/15/38 6,071
4,687,953 United States International Development Finance Corp
2 .450 07/15/38 3,953
TOTAL AGENCY SECURITIES 160,064
FOREIGN GOVERNMENT BONDS - 3.9%
6,100,000 African Development Bank
3 .500 09/18/29 5,853
11,850,000 (f) Arab Petroleum Investments Corp
1 .483 10/06/26 11,165
14,000,000 (f) Arab Petroleum Investments Corp
5 .428 05/02/29 14,113
9,500,000 Asian Development Bank
2 .125 03/19/25 9,454
9,670,000 (e) Asian Development Bank
4 .625 06/13/25 9,679
11,500,000 Asian Development Bank
1 .750 08/14/26 11,039
22,676,000 Asian Development Bank
3 .125 09/26/28 21,715
10,000,000 Asian Development Bank
3 .875 06/14/33 9,461
6,263,000 Asian Infrastructure Investment Bank
0 .500 01/27/26 6,005
5,375,000 (e) Asian Infrastructure Investment Bank
4 .875 09/14/26 5,423
3,000,000 (c),(f) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
5 .113 08/16/27 3,023
5,600,000 (c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
5 .113 08/16/27 5,643
10,000,000 Asian Infrastructure Investment Bank
4 .125 01/18/29 9,887
11,400,000 Asian Infrastructure Investment Bank
4 .250 03/13/34 11,015
EUR 7,925,000 (f) Banque Ouest Africaine de Developpement
2 .750 01/22/33 6,859
17,250,000 (f) BNG Bank NV
3 .500 05/19/28 16,729
8,125,000 Brazilian Government International Bond
6 .125 01/22/32 7,767
1,900,000 (f) Caisse d'Amortissement de la Dette Sociale
0 .625 02/18/26 1,819
9,500,000 (f) Caisse d'Amortissement de la Dette Sociale
4 .875 09/19/26 9,557
4,750,000 (f) Caisse d'Amortissement de la Dette Sociale
1 .375 01/20/31 3,910
5,000,000 (f) Caisse d'Amortissement de la Dette Sociale
2 .125 01/26/32 4,191
21,980,000 Canada Government International Bond
2 .875 04/28/25 21,876
16,020,000 Canada Government International Bond
3 .750 04/26/28 15,717
12,500,000 (f) CDP Financial, Inc
1 .000 05/26/26 11,912
4,450,000 (f) Central American Bank for Economic Integration
5 .000 02/09/26 4,453
2,000,000 Central American Bank for Economic Integration
5 .000 02/09/26 2,001
10,075,000 Chile Government International Bond
3 .100 05/07/41 7,189
8,025,000 Colombia Government International Bond
8 .000 11/14/35 8,069
4,800,000 Colombia Government International Bond
8 .750 11/14/53 4,847
5,725,000 (f) Dominican Republic International Bond
6 .600 06/01/36 5,676
6,540,000 (f) European Investment Bank
2 .876 06/13/25 6,497
2,711,000 (e) European Investment Bank
2 .125 04/13/26 2,636
2,250,000 European Investment Bank
2 .375 05/24/27 2,147
11,961,000 European Investment Bank
0 .625 10/21/27 10,799
3,750,000 European Investment Bank
3 .250 11/15/27 3,638
11,600,000 European Investment Bank
1 .625 10/09/29 10,208
10,000,000 European Investment Bank
0 .875 05/17/30 8,301
19,749,000 European Investment Bank
0 .750 09/23/30 16,065

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 7,700,000 European Investment Bank
4 .375% 10/10/31 $ 7,604
6,445,000 European Investment Bank
3 .750 02/14/33 6,064
2,000,000 European Investment Bank
4 .875 02/15/36 2,015
10,875,000 Export Development Canada
3 .375 08/26/25 10,805
11,250,000 Export Development Canada
3 .750 09/07/27 11,069
13,050,000 Export Development Canada
3 .875 02/14/28 12,848
10,000,000 Export Development Canada
4 .125 02/13/29 9,866
18,675,000 Export Development Canada
4 .750 06/05/34 18,745
4,500,000 Inter-American Development Bank
4 .500 05/15/26 4,506
4,868,000 Inter-American Development Bank
1 .125 07/20/28 4,354
5,000,000 Inter-American Development Bank
1 .125 01/13/31 4,097
15,800,000 Inter-American Development Bank
3 .500 04/12/33 14,536
10,625,000 (e) Inter-American Investment Corp
2 .625 04/22/25 10,566
2,644,000 Inter-American Investment Corp
0 .625 02/10/26 2,534
19,785,000 Inter-American Investment Corp
4 .126 02/15/28 19,558
12,850,000 International Bank for Reconstruction & Development
0 .625 04/22/25 12,705
14,750,000 (e) International Bank for Reconstruction & Development
3 .125 11/20/25 14,579
28,030,000 International Bank for Reconstruction & Development
0 .000 03/31/27 26,014
5,250,000 International Bank for Reconstruction & Development
0 .000 03/31/28 5,068
25,000,000 International Bank for Reconstruction & Development
1 .745 07/31/33 24,188
5,000,000 (f) International Development Association
0 .875 04/28/26 4,772
14,750,000 International Finance Corp
4 .750 03/16/26 14,746
4,300,000 International Finance Corp
4 .375 01/15/27 4,297
10,643,000 International Finance Facility for Immunisation Co
1 .000 04/21/26 10,171
3,050,000 Japan Bank for International Cooperation
1 .625 01/20/27 2,876
1,750,000 Japan Bank for International Cooperation
4 .875 10/18/28 1,771
8,750,000 Japan International Cooperation Agency
1 .750 04/28/31 7,308
12,500,000 (f) Kommunalbanken AS.
2 .125 02/11/25 12,467
4,175,000 (f) Kommuninvest I Sverige AB
4 .625 09/29/28 4,206
10,100,000 (f) Korea Electric Power Corp
1 .125 06/15/25 9,923
10,250,000 (f) Korea Electric Power Corp
4 .875 01/31/27 10,274
6,500,000 Kreditanstalt fuer Wiederaufbau
1 .750 09/14/29 5,769
6,500,000 (f) Kuntarahoitus Oyj
3 .625 10/09/29 6,263
13,000,000 (e) Landwirtschaftliche Rentenbank
0 .875 09/03/30 10,653
18,250,000 (f) Nederlandse Waterschapsbank NV
1 .750 01/15/25 18,233
17,600,000 (f) Nederlandse Waterschapsbank NV
2 .375 03/24/26 17,154
12,375,000 (f) Nederlandse Waterschapsbank NV
4 .000 06/01/28 12,202
4,450,000 (f) Nederlandse Waterschapsbank NV
4 .375 02/28/29 4,419
7,000,000 Nederlandse Waterschapsbank NV
1 .000 05/28/30 5,810
4,430,000 (f) Nederlandse Waterschapsbank NV
1 .000 05/28/30 3,677
15,641,000 OMERS Finance Trust
3 .500 04/19/32 14,184
7,666,000 (f) OMERS Finance Trust
3 .500 04/19/32 6,952
750,000 OMERS Finance Trust
4 .000 04/19/52 580
4,825,000 (f) OMERS Finance Trust
4 .000 04/19/52 3,732
5,030,000 OPEC Fund for International Development
4 .500 01/26/26 5,014
4,970,000 (f) OPEC Fund for International Development
4 .500 01/26/26 4,954
11,750,000 Province of Ontario Canada
5 .050 04/24/34 11,824
10,000,000 Province of Quebec Canada
2 .750 04/12/27 9,635
5,000,000 Province of Quebec Canada
7 .500 09/15/29 5,601
15,250,000 Province of Quebec Canada
1 .900 04/21/31 12,870
10,625,000 Province of Quebec Canada
4 .500 09/08/33 10,320
10,500,000 Province of Quebec Canada
4 .250 09/05/34 9,928
7,750,000 Republic of Italy Government International Bond
4 .000 10/17/49 5,501
5,100,000 (f) Serbia International Bond
6 .000 06/12/34 5,016
TOTAL FOREIGN GOVERNMENT BONDS 821,161
MORTGAGE BACKED - 11.1%
2,115,000 (c),(f) Angel Oak Mortgage Trust
2 .837 11/25/66 1,457
53,944,245 (c),(f) Citigroup Mortgage Loan Trust
0 .156 02/25/52 446
6,047,505 (c),(f) Citigroup Mortgage Loan Trust
0 .250 02/25/52 83
10,555,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .669 03/25/42 10,983
19,159,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
9 .210 06/25/42 20,724
1,295,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .919 01/25/43 1,367

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 3,840,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8 .110% 05/25/43 $ 4,107
6,140,482 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .660 06/25/43 6,478
5,720,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 6,066
4,470,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8 .119 10/25/43 4,689
706,127 Fannie Mae Pool
3 .500 05/01/32 687
875,323 Fannie Mae Pool
5 .000 05/01/35 868
593,574 Fannie Mae Pool
5 .000 10/01/35 589
452,230 Fannie Mae Pool
5 .000 02/01/36 449
951,670 Fannie Mae Pool
5 .500 11/01/38 957
126,155 Fannie Mae Pool
3 .000 05/01/40 114
342,320 Fannie Mae Pool
5 .000 09/01/40 341
857,391 Fannie Mae Pool
5 .000 05/01/41 854
615,252 Fannie Mae Pool
4 .000 09/01/42 579
1,078,442 Fannie Mae Pool
4 .500 03/01/44 1,043
48,929,111 Fannie Mae Pool
4 .000 05/01/44 46,099
305,208 Fannie Mae Pool
4 .500 06/01/44 293
3,077,768 Fannie Mae Pool
4 .500 06/01/44 2,957
645,602 Fannie Mae Pool
4 .500 08/01/44 620
1,703,233 Fannie Mae Pool
4 .500 10/01/44 1,636
3,044,831 Fannie Mae Pool
4 .500 11/01/44 2,925
545,990 Fannie Mae Pool
5 .000 11/01/44 544
827,195 Fannie Mae Pool
4 .500 12/01/44 795
354,681 Fannie Mae Pool
4 .000 01/01/45 332
140,460 Fannie Mae Pool
4 .500 03/01/45 135
254,112 Fannie Mae Pool
4 .500 04/01/45 244
1,779,182 Fannie Mae Pool
3 .500 05/01/45 1,621
2,541,453 Fannie Mae Pool
3 .500 01/01/46 2,294
502,549 Fannie Mae Pool
4 .000 04/01/46 471
2,896,509 Fannie Mae Pool
3 .500 06/01/46 2,613
1,943,365 Fannie Mae Pool
3 .500 07/01/46 1,753
3,136,876 Fannie Mae Pool
3 .500 07/01/46 2,855
854,368 Fannie Mae Pool
3 .500 08/01/46 770
266,207 Fannie Mae Pool
3 .000 10/01/46 227
2,351,443 Fannie Mae Pool
3 .500 10/01/46 2,120
1,000,691 Fannie Mae Pool
4 .500 05/01/47 970
1,229,956 Fannie Mae Pool
4 .000 10/01/47 1,141
236,982 Fannie Mae Pool
3 .500 11/01/47 215
248,525 Fannie Mae Pool
4 .500 11/01/47 238
13,412 Fannie Mae Pool
3 .500 01/01/48 12
2,658,860 Fannie Mae Pool
3 .500 01/01/48 2,386
1,773,886 Fannie Mae Pool
4 .500 01/01/48 1,696
1,342,611 Fannie Mae Pool
4 .500 02/01/48 1,283
1,164,729 Fannie Mae Pool
4 .500 05/01/48 1,113
805,282 Fannie Mae Pool
4 .500 05/01/48 769
10,185,152 Fannie Mae Pool
3 .000 07/01/50 8,815
6,026,684 Fannie Mae Pool
2 .500 08/01/51 4,963
3,909,826 Fannie Mae Pool
3 .000 09/01/51 3,378
4,147,004 Fannie Mae Pool
2 .500 12/01/51 3,420
12,032,643 Fannie Mae Pool
2 .500 02/01/52 9,907
4,110,517 Fannie Mae Pool
3 .500 02/01/52 3,676
1,697,574 Fannie Mae Pool
2 .500 04/01/52 1,399
10,183,785 Fannie Mae Pool
3 .000 04/01/52 8,668
1,203,568 Fannie Mae Pool
3 .500 04/01/52 1,067
10,432,632 Fannie Mae Pool
3 .500 05/01/52 9,247
30,389,489 Fannie Mae Pool
3 .500 05/01/52 26,934
20,187,654 Fannie Mae Pool
4 .000 05/01/52 18,501
12,873,545 Fannie Mae Pool
3 .000 06/01/52 10,952
11,939,553 Fannie Mae Pool
3 .500 06/01/52 10,605
38,632,581 Fannie Mae Pool
3 .500 06/01/52 34,243
53,689,544 Fannie Mae Pool
4 .000 06/01/52 49,188
3,920,068 Fannie Mae Pool
4 .500 06/01/52 3,695
38,627,333 Fannie Mae Pool
4 .000 07/01/52 35,366

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 17,143,481 Fannie Mae Pool
4 .000% 07/01/52 $ 15,703
3,647,472 Fannie Mae Pool
4 .500 07/01/52 3,437
30,722,986 Fannie Mae Pool
4 .500 07/01/52 28,955
25,637,355 Fannie Mae Pool
5 .000 08/01/52 24,827
75,142,401 Fannie Mae Pool
4 .000 09/01/52 68,830
217,402,798 Fannie Mae Pool
4 .500 09/01/52 204,892
10,571,260 Fannie Mae Pool
5 .000 09/01/52 10,236
87,326,173 Fannie Mae Pool
4 .000 10/01/52 79,982
56,215,275 Fannie Mae Pool
4 .500 10/01/52 52,982
67,834,635 Fannie Mae Pool
5 .000 10/01/52 65,680
13,479,711 Fannie Mae Pool
4 .000 11/01/52 12,345
62,814,692 Fannie Mae Pool
4 .500 11/01/52 59,207
28,761,035 Fannie Mae Pool
5 .500 12/01/52 28,458
162,658 Fannie Mae Pool
5 .000 01/01/53 157
36,419,796 Fannie Mae Pool
5 .000 02/01/53 35,254
5,649,999 Fannie Mae Pool
6 .000 02/01/53 5,681
4,214,798 Fannie Mae Pool
6 .000 03/01/53 4,236
39,965,739 Fannie Mae Pool
5 .000 04/01/53 38,588
2,675,068 Fannie Mae Pool
6 .000 05/01/53 2,692
9,248,248 Fannie Mae Pool
5 .000 06/01/53 8,991
43,541,203 Fannie Mae Pool
5 .500 06/01/53 43,010
8,518,470 Fannie Mae Pool
5 .000 07/01/53 8,233
14,816,408 Fannie Mae Pool
5 .000 08/01/53 14,309
86,463,919 Fannie Mae Pool
5 .500 10/01/53 85,380
714,408 Fannie Mae Pool
6 .000 01/01/54 718
46,705,741 Fannie Mae Pool
5 .500 05/01/54 46,106
7,885,514 Fannie Mae Pool
4 .500 11/01/54 7,420
21,474,980 Fannie Mae Pool
5 .000 11/01/54 20,734
1,226,449 (c) Fannie Mae REMICS, (SOFR30A + 5.836%)
1 .267 09/25/43 116
2,376,698 Fannie Mae REMICS
3 .000 07/25/45 2,081
4,266,063 Fannie Mae REMICS
3 .500 02/25/48 3,640
3,163,141 Fannie Mae REMICS
4 .000 07/25/48 2,897
15,884,045 Fannie Mae REMICS
2 .000 08/25/50 10,356
4,930,905 Fannie Mae REMICS
2 .000 08/25/50 632
6,450,914 Fannie Mae REMICS
2 .000 10/25/50 4,215
12,244,531 Fannie Mae REMICS
2 .500 11/25/50 1,708
4,317,679 Fannie Mae REMICS
3 .000 12/25/50 746
3,578,428 Fannie Mae REMICS
3 .000 02/25/51 604
4,700,390 Fannie Mae REMICS
2 .500 11/25/51 561
12,186,742 Fannie Mae REMICS
3 .500 04/25/52 8,986
2,548,854 Fannie Mae REMICS
4 .000 05/25/52 1,955
6,922,458 Fannie Mae REMICS
4 .500 07/25/52 6,451
2,541,418 Fannie Mae REMICS
4 .500 08/25/52 2,075
1,920,900 Fannie Mae REMICS
4 .000 09/25/52 1,574
2,392,893 Fannie Mae REMICS
4 .000 09/25/52 2,056
1,847,594 Fannie Mae REMICS
4 .500 10/25/52 1,653
2,120,490 Fannie Mae REMICS
4 .500 10/25/52 1,963
3,784,203 Fannie Mae REMICS
5 .500 11/25/52 3,619
10,900,041 (c) Fannie Mae-Aces
2 .825 02/25/27 10,544
3,151,401 (c) Fannie Mae-Aces
3 .303 06/25/28 3,028
8,250,000 (c) Fannie Mae-Aces
1 .469 11/25/30 6,845
15,500,000 (c) Fannie Mae-Aces
1 .245 01/25/31 12,688
2,836 Freddie Mac Gold Pool
8 .000 01/01/31 3
74,681 Freddie Mac Gold Pool
4 .500 07/01/33 73
502,955 Freddie Mac Gold Pool
7 .000 12/01/33 522
108,308 Freddie Mac Gold Pool
7 .000 05/01/35 112
366,409 Freddie Mac Gold Pool
5 .000 06/01/36 364
115,943 Freddie Mac Gold Pool
5 .000 07/01/39 116
74,626 Freddie Mac Gold Pool
4 .000 06/01/42 70
160,039 Freddie Mac Gold Pool
4 .500 10/01/44 154
221,902 Freddie Mac Gold Pool
4 .500 11/01/44 213
401,775 Freddie Mac Gold Pool
4 .500 11/01/44 386

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 206,412 Freddie Mac Gold Pool
4 .500% 12/01/44 $ 197
200,321 Freddie Mac Gold Pool
4 .500 12/01/44 193
932,853 Freddie Mac Gold Pool
3 .500 04/01/45 847
3,524,163 Freddie Mac Gold Pool
3 .500 10/01/45 3,186
62,982 Freddie Mac Gold Pool
3 .000 04/01/47 55
397,435 Freddie Mac Gold Pool
4 .500 06/01/47 382
852,900 Freddie Mac Gold Pool
4 .000 09/01/47 800
669,751 Freddie Mac Gold Pool
3 .500 12/01/47 604
2,725,894 Freddie Mac Gold Pool
4 .500 08/01/48 2,621
5,220,707 Freddie Mac Pool
2 .310 12/01/31 4,483
6,838,080 Freddie Mac Pool
3 .740 06/01/37 6,065
7,289,691 Freddie Mac Pool
3 .350 08/01/37 6,241
2,250,897 Freddie Mac Pool
3 .400 12/01/37 1,926
5,646,500 Freddie Mac Pool
4 .300 12/01/37 5,233
1,829,441 Freddie Mac Pool
3 .500 03/01/38 1,593
640,000 Freddie Mac Pool
4 .330 05/01/38 595
3,165,435 Freddie Mac Pool
2 .970 07/01/38 2,574
3,382,001 Freddie Mac Pool
4 .550 07/01/38 3,195
5,775,000 Freddie Mac Pool
3 .500 10/01/38 4,902
397,500 Freddie Mac Pool
3 .160 11/01/38 328
1,853,500 Freddie Mac Pool
3 .910 01/01/39 1,637
3,355,998 Freddie Mac Pool
3 .000 01/01/41 2,655
772,942 Freddie Mac Pool
4 .250 09/01/42 723
4,246,027 Freddie Mac Pool
3 .000 11/01/49 3,675
3,663,926 Freddie Mac Pool
2 .500 11/01/51 2,990
9,971,473 Freddie Mac Pool
3 .000 11/01/51 8,664
1,221,381 Freddie Mac Pool
3 .000 11/01/51 1,054
1,416,374 Freddie Mac Pool
3 .000 11/01/51 1,232
1,059,874 Freddie Mac Pool
3 .000 11/01/51 923
4,141,332 Freddie Mac Pool
2 .500 01/01/52 3,392
9,869,124 Freddie Mac Pool
2 .500 02/01/52 8,138
315,195 Freddie Mac Pool
3 .000 02/01/52 268
6,352,875 Freddie Mac Pool
3 .000 03/01/52 5,406
4,912,384 Freddie Mac Pool
2 .500 04/01/52 4,042
14,174,525 Freddie Mac Pool
4 .000 04/01/52 12,988
21,259,801 Freddie Mac Pool
3 .000 05/01/52 18,081
8,570,296 Freddie Mac Pool
3 .500 05/01/52 7,625
478,095 Freddie Mac Pool
3 .000 06/01/52 409
427,008 Freddie Mac Pool
3 .500 06/01/52 379
8,232,770 Freddie Mac Pool
4 .500 06/01/52 7,757
249,974 Freddie Mac Pool
4 .500 07/01/52 235
8,238,095 Freddie Mac Pool
4 .500 07/01/52 7,762
9,110,162 Freddie Mac Pool
6 .000 11/01/52 9,168
14,880,865 Freddie Mac Pool
5 .000 01/01/53 14,369
18,714,858 Freddie Mac Pool
5 .500 08/01/53 18,546
6,182,849 Freddie Mac REMICS
3 .500 01/15/47 5,308
1,287,952 Freddie Mac REMICS
4 .000 10/15/47 1,178
2,285,486 Freddie Mac REMICS
4 .000 11/15/47 2,113
5,820,793 Freddie Mac REMICS
4 .000 01/15/48 5,382
6,343,929 Freddie Mac REMICS
4 .000 03/15/48 5,824
1,890,431 Freddie Mac REMICS
4 .000 04/15/48 1,748
5,877,814 Freddie Mac REMICS
4 .000 04/15/48 5,370
2,654,259 (c) Freddie Mac REMICS, (SOFR30A + 9.737%)
2 .381 06/15/48 2,330
1,806,529 (c) Freddie Mac REMICS, (SOFR30A + 9.657%)
2 .301 10/15/48 1,489
5,741,243 Freddie Mac REMICS
2 .000 09/25/50 3,675
2,460,728 Freddie Mac REMICS
2 .000 09/25/50 319
6,396,702 Freddie Mac REMICS
3 .000 09/25/50 4,485
4,881,632 Freddie Mac REMICS
3 .000 10/25/50 3,319
15,606,193 Freddie Mac REMICS
2 .500 02/25/51 2,583
6,043,861 Freddie Mac REMICS
2 .500 05/25/51 3,639
1,668,494 Freddie Mac REMICS
4 .000 08/25/52 1,343
2,848,835 Freddie Mac REMICS
4 .500 10/25/52 2,537

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 3,502,641 Freddie Mac REMICS
5 .500% 11/25/52 $ 3,401
2,786,710 Freddie Mac REMICS
5 .500 02/25/53 2,727
500,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
11 .669 01/25/42 535
2,285,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)
9 .319 02/25/42 2,405
8,185,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%)
7 .469 04/25/42 8,485
3,000,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8 .647 04/25/42 3,222
17,330,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .919 05/25/42 18,147
15,158,292 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
9 .234 06/25/42 16,271
8,616,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)
8 .569 07/25/42 9,187
11,830,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)
8 .119 08/25/42 12,450
6,727,557 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
8 .269 09/25/42 7,111
8,225,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7 .810 04/25/43 8,684
7,885,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
8 .069 05/25/43 8,382
58,931 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3 .787 02/25/48 57
74,055 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3 .846 05/25/48 72
773,156 (c) Freddie Mac Strips, (SOFR30A + 5.806%)
1 .208 03/15/44 66
6,837,514 Ginnie Mae I Pool
2 .690 06/15/33 6,313
5,779,771 Ginnie Mae I Pool
3 .700 10/15/33 5,607
46,188 Ginnie Mae I Pool
5 .000 04/15/38 46
6,528,608 Ginnie Mae I Pool
3 .700 08/15/40 6,291
10,719,802 Ginnie Mae I Pool
2 .750 01/15/45 9,653
89,672 Ginnie Mae II Pool
6 .500 11/20/38 93
1,401,864 Ginnie Mae II Pool
4 .500 12/20/45 1,376
3,682,317 Ginnie Mae II Pool
3 .500 12/20/46 3,327
2,522,254 Ginnie Mae II Pool
3 .500 01/20/47 2,283
1,339,878 Ginnie Mae II Pool
3 .500 10/20/50 1,207
4,783,614 Ginnie Mae II Pool
3 .000 02/20/51 4,168
25,457,959 Ginnie Mae II Pool
3 .000 06/20/51 22,116
41,516,252 Ginnie Mae II Pool
3 .000 12/20/51 36,044
23,872,650 Ginnie Mae II Pool
3 .000 01/20/52 20,721
5,061,653 Ginnie Mae II Pool
2 .500 02/20/52 4,107
21,040,410 Ginnie Mae II Pool
3 .500 04/20/52 18,818
36,498,269 Ginnie Mae II Pool
3 .500 07/20/52 32,643
6,579,167 Ginnie Mae II Pool
4 .000 08/20/52 6,063
15,403,251 Ginnie Mae II Pool
4 .500 08/20/52 14,593
56,961,247 Ginnie Mae II Pool
4 .000 09/20/52 52,532
3,483,329 Ginnie Mae II Pool
5 .000 09/20/52 3,390
8,409,045 Ginnie Mae II Pool
5 .000 11/20/52 8,182
28,277,703 Ginnie Mae II Pool
3 .500 12/20/52 25,291
36,523,534 Ginnie Mae II Pool
4 .500 12/20/52 34,586
7,298,712 Ginnie Mae II Pool
4 .500 02/20/53 6,910
1,245,967 Ginnie Mae II Pool
5 .000 02/20/53 1,212
5,456,329 Ginnie Mae II Pool
3 .000 08/20/53 4,737
11,393,327 Government National Mortgage Association
5 .000 01/20/40 2,432
5,299,858 Government National Mortgage Association
4 .500 03/20/40 948
8,581,945 Government National Mortgage Association
5 .000 03/20/40 1,726
6,759,697 Government National Mortgage Association
2 .500 10/16/43 5,883
6,686,786 Government National Mortgage Association
2 .500 12/20/43 5,838
2,290,828 Government National Mortgage Association
3 .000 03/20/45 2,007
966,446 Government National Mortgage Association
4 .000 06/20/46 114
3,075,662 Government National Mortgage Association
5 .000 09/20/46 584
2,738,440 (c) Government National Mortgage Association, (TSFR1M + 5.986%)
1 .615 03/20/50 352
11,218,960 Government National Mortgage Association
3 .000 11/20/51 7,878
13,335,138 Government National Mortgage Association
3 .000 12/20/51 9,317
9,199,444 Government National Mortgage Association
3 .000 01/20/52 6,555
10,927,968 Government National Mortgage Association
3 .000 02/20/52 7,227
7,681,972 Government National Mortgage Association
4 .000 04/20/52 6,305
9,042,027 Government National Mortgage Association
5 .000 04/20/52 1,701
2,577,080 Government National Mortgage Association
4 .000 07/20/52 2,032
4,601,729 Government National Mortgage Association
4 .500 09/20/52 4,130
3,756,037 Government National Mortgage Association
4 .500 09/20/52 3,375
3,158,611 Government National Mortgage Association
4 .500 09/20/52 2,880

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 3,396,475 Government National Mortgage Association
4 .500% 09/20/52 $ 2,895
4,006,717 Government National Mortgage Association
4 .500 02/20/53 3,514
3,533,151 Government National Mortgage Association
5 .500 02/20/53 3,388
7,162,363 (c) Government National Mortgage Association, (SOFR30A + 6.950%)
2 .345 05/20/53 546
5,288,721 (c) Government National Mortgage Association, (SOFR30A + 23.205%)
5 .247 08/20/53 5,462
3,231,863 (c) Government National Mortgage Association, (SOFR30A + 25.350%)
7 .392 08/20/53 3,591
7,331,854 Government National Mortgage Association
5 .000 12/20/53 6,741
6,609,127 Government National Mortgage Association
2 .500 04/20/54 4,534
60,177,680 (c),(f) GS Mortgage-Backed Securities Corp Trust
0 .150 08/25/51 474
1,891,607 (c),(f) GS Mortgage-Backed Securities Corp Trust
2 .500 08/25/51 1,507
7,461,519 (c),(f) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 5,934
4,241,911 (c),(f) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 3,373
2,033,527 (c),(f) GS Mortgage-Backed Securities Trust
2 .829 05/28/52 1,617
21,344,568 (c),(f) GS Mortgage-Backed Securities Trust
3 .000 01/25/53 17,803
107,767 (c) Impac CMB Trust, (TSFR1M + 0.774%)
5 .113 03/25/35 97
191,541 (c),(f) JP Morgan Mortgage Trust
3 .500 05/25/47 170
226,931 (c),(f) JP Morgan Mortgage Trust
3 .500 10/25/48 198
79,828 (c),(f) JP Morgan Mortgage Trust
4 .000 01/25/49 73
16,973,494 (c),(f) JP Morgan Mortgage Trust
0 .122 06/25/51 109
29,887,335 (c),(f) JP Morgan Mortgage Trust
0 .108 11/25/51 168
2,053,328 (c),(f) JP Morgan Mortgage Trust
2 .500 11/25/51 1,632
29,794,562 (c),(f) JP Morgan Mortgage Trust
0 .116 12/25/51 180
2,600,391 (c),(f) JP Morgan Mortgage Trust
2 .500 12/25/51 2,067
3,750,817 (c),(f) JP Morgan Mortgage Trust
2 .500 01/25/52 2,982
6,024,216 (c),(f) JP Morgan Mortgage Trust
2 .500 06/25/52 4,790
13,532,601 (c),(f) JP Morgan Mortgage Trust
3 .000 06/25/52 11,287
34,121,051 (f) JP Morgan Mortgage Trust
0 .224 07/25/52 375
5,893,872 (c),(f) JP Morgan Mortgage Trust
2 .500 07/25/52 4,686
8,818,906 (c),(f) JP Morgan Mortgage Trust
3 .250 07/25/52 7,557
8,971,582 (c),(f) JP Morgan Mortgage Trust
3 .000 08/25/52 7,438
4,732,906 (c),(f) JP Morgan Mortgage Trust
3 .000 10/25/52 3,924
4,648,257 (c),(f) JP Morgan Mortgage Trust
3 .000 11/25/52 3,854
6,334,229 (c),(f) JP Morgan Mortgage Trust
3 .000 04/25/53 5,252
368,312 (c),(f) JP Morgan Mortgage Trust
5 .000 06/25/53 352
2,520,891 (c),(f) JP Morgan Mortgage Trust
5 .500 06/25/53 2,453
3,469,664 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 2,762
2,485,983 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 2,176
2,250,607 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,791
1,850,100 (c),(f) RCKT Mortgage Trust
3 .007 09/25/51 1,430
6,237,431 (c),(f) RCKT Mortgage Trust
2 .500 02/25/52 4,963
3,040,148 (c),(f) RCKT Mortgage Trust
3 .000 05/25/52 2,521
55,329 (c),(f) Sequoia Mortgage Trust
4 .000 06/25/49 51
158,881 (c),(f) Sequoia Mortgage Trust
3 .500 12/25/49 139
2,640,966 (c),(f) Sequoia Mortgage Trust
2 .500 06/25/51 2,100
244,405 (c),(f) Shellpoint Co-Originator Trust
3 .500 10/25/47 219
301,209 (f) Verus Securitization Trust (Step Bond)
2 .733 05/25/65 291
TOTAL MORTGAGE BACKED 2,343,122
MUNICIPAL BONDS - 1.5%
10,090,000 American Municipal Power, Inc
6 .270 02/15/50 10,431
2,325,000 American Municipal Power, Inc
8 .084 02/15/50 2,934
1,170,000 Brunswick & Glynn County Development Authority
3 .060 04/01/25 1,167
1,990,000 California Health Facilities Financing Authority
2 .984 06/01/33 1,721
2,430,000 California Health Facilities Financing Authority
4 .190 06/01/37 2,205
2,130,000 California Health Facilities Financing Authority
4 .353 06/01/41 1,892
50,000 California Municipal Finance Authority
2 .288 08/15/28 46
3,035,000 City & County of Honolulu HI
2 .668 10/01/27 2,894
5,645,000 City & County of Honolulu HI
3 .974 09/01/35 5,146
1,615,000 City & County of Honolulu HI
4 .004 09/01/36 1,457
7,085,000 City & County of San Francisco CA
4 .000 04/01/47 5,369
350,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .091 09/01/36 289
5,500,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .000 09/01/48 4,368
7,790,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .482 09/01/50 5,511

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 1,240,000 City & County of San Francisco CA Community Facilities District No 2014-1
6 .332% 09/01/51 $ 1,280
1,000 City of Chicago IL
7 .750 01/01/42 1
7,500,000 City of Los Angeles CA
3 .880 09/01/38 6,637
1,125,000 City of Los Angeles CA
4 .750 09/01/38 1,063
5,445,000 City of Los Angeles CA
4 .800 09/01/39 5,129
7,190,000 City of Los Angeles CA
5 .000 09/01/42 6,863
1,530,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue
3 .158 05/15/29 1,436
1,780,000 (f) City of Miami FL
4 .808 01/01/39 1,641
3,300,000 City of New York NY
5 .094 10/01/49 3,133
3,000,000 City of New York NY
5 .828 10/01/53 3,144
4,835,000 City of Oakland CA
2 .070 01/15/29 4,376
3,025,000 City of Port Lions AK
7 .500 10/01/52 3,163
3,725,000 City of San Francisco CA Public Utilities Commission Water Revenue
3 .950 11/01/36 3,319
1,000,000 City of San Juan Capistrano CA
3 .700 08/01/31 943
5,255,000 City of Seattle WA Local Improvement District No 6751
2 .999 11/01/43 4,339
5,235,000 City of Seattle WA Local Improvement District No 6751
3 .079 11/01/43 4,272
1,000,000 (f) County of Gallatin MT
11 .500 09/01/27 1,025
3,500,000 (f) County of Gallatin MT
11 .500 09/01/27 3,586
5,000,000 County of Santa Clara CA
4 .970 08/01/39 4,897
10,000,000 District of Columbia Water & Sewer Authority
4 .814 10/01/14 8,590
3,510,000 (f) Florida Development Finance Corp
8 .250 07/01/57 3,629
18,088,904 Freddie Mac Multifamily Variable Rate Certificate
4 .050 08/25/38 16,550
640,000 Henry County Water Authority
3 .000 01/01/43 463
850,000 Henry County Water Authority
3 .200 01/01/49 581
1,000,000 Honolulu City & County Board of Water Supply
2 .327 07/01/32 846
6,430,000 Lavaca-Navidad River Authority
4 .430 08/01/35 6,164
1,025,000 Maine State Housing Authority
2 .331 11/15/30 890
2,495,000 Maryland Community Development Administration Housing Revenue
3 .797 03/01/39 2,118
1,500,000 Maryland Economic Development Corp
5 .433 05/31/56 1,443
3,925,000 Maryland Economic Development Corp
5 .942 05/31/57 3,996
3,000,000 Massachusetts Clean Energy Cooperative Corp
2 .020 07/01/28 2,750
3,000,000 Massachusetts Clean Energy Cooperative Corp
2 .485 07/01/32 2,536
595,000 Metropolitan Transportation Authority
5 .175 11/15/49 512
11,675,000 Metropolitan Water Reclamation District of Greater Chicago
5 .720 12/01/38 11,736
4,225,000 Minnesota Housing Finance Agency
5 .897 08/01/49 4,174
6,580,000 Minnesota Housing Finance Agency
5 .947 08/01/54 6,482
15,625,000 (c),(f) New Hampshire Business Finance Authority
4 .600 02/01/29 15,625
8,295,000 (c),(f) New Hampshire Business Finance Authority
4 .520 07/01/33 8,295
2,740,000 New Hampshire Business Finance Authority
5 .694 11/01/45 2,610
1,960,000 New Hampshire Business Finance Authority
5 .775 11/01/54 1,846
720,000 New Jersey Economic Development Authority
5 .298 03/01/32 723
2,500,000 New York City Housing Development Corp
3 .720 11/01/39 2,050
5,500,000 New York City Housing Development Corp
5 .448 08/01/54 5,070
17,500,000 New York Transportation Development Corp
5 .000 01/01/26 17,707
7,420,000 New York Transportation Development Corp
6 .971 06/30/51 7,327
6,925,000 (a),(b),(f) Pennsylvania Economic Development Financing Authority
10 .000 12/01/29 1
1,170,000 Pharr Economic Development Corp
3 .513 08/15/30 1,094
1,140,000 Pharr Economic Development Corp
3 .893 08/15/33 1,046
405,000 (a),(b) Public Finance Authority
15 .000 12/31/25 0 ^
1,735,000 (f) Public Finance Authority
7 .500 06/01/29 1,696
6,700,000 Public Finance Authority
5 .292 07/01/29 6,685
1,250,000 Redevelopment Authority of the City of Philadelphia
1 .927 09/01/27 1,168
640,000 Redevelopment Authority of the City of Philadelphia
4 .711 09/01/30 636
1,585,000 Redevelopment Authority of the City of Philadelphia
5 .226 09/01/40 1,539
1,005,000 Sales Tax Securitization Corp
5 .293 01/01/41 975
10,045,000 San Francisco City & County Public Utilities Commission Wastewater Revenue
4 .655 10/01/27 10,066
2,000,000 San Francisco City & County Redevelopment Agency
4 .375 08/01/44 1,676
1,405,000 South Dakota Housing Development Authority
5 .460 05/01/53 1,407
3,000 State of Wisconsin
5 .700 05/01/26 3
1,650,000 (f) Syracuse Industrial Development Agency
5 .000 01/01/36 1,250
315,000 Tampa Bay Water
2 .612 10/01/25 311
1,965,000 Tampa Bay Water
2 .612 10/01/25 1,939

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 3,225,000 Tampa Bay Water
2 .782% 10/01/26 $ 3,190
3,000,000 Tampa Bay Water
2 .952 10/01/27 2,971
1,255,000 Texas Water Development Board
4 .248 10/15/35 1,185
4,170,000 Texas Water Development Board
4 .648 04/15/50 3,763
3,020,000 Toledo-Lucas County Port Authority
5 .850 11/15/49 2,882
5,000,000 Tuolumne Wind Project Authority
6 .918 01/01/34 5,362
1,000,000 University of Cincinnati
3 .250 06/01/29 992
18,000,000 University of New Mexico
3 .532 06/20/32 17,176
500,000 Upper Allegheny Joint Sanitary Authority
3 .550 09/01/39 410
1,500,000 Upper Allegheny Joint Sanitary Authority
3 .800 09/01/49 1,138
TOTAL MUNICIPAL BONDS 310,951
U.S. TREASURY SECURITIES - 7.9%
256,266,000 United States Treasury Note/Bond
4 .250 11/30/26 256,215
104,519,000 United States Treasury Note/Bond
4 .000 12/15/27 103,715
208,443,000 United States Treasury Note/Bond
4 .125 11/30/29 206,075
238,530,000 United States Treasury Note/Bond
4 .125 11/30/31 233,437
299,292,000 United States Treasury Note/Bond
4 .250 11/15/34 291,491
14,508,000 United States Treasury Note/Bond
1 .875 02/15/41 9,719
4,700,000 United States Treasury Note/Bond
2 .250 05/15/41 3,335
202,078,800 United States Treasury Note/Bond
2 .375 02/15/42 143,852
29,796,000 United States Treasury Note/Bond
3 .250 05/15/42 24,236
159,244,000 United States Treasury Note/Bond
4 .625 11/15/44 154,405
35,830,000 United States Treasury Note/Bond
2 .875 11/15/46 26,031
2,500,000 United States Treasury Note/Bond
3 .000 02/15/49 1,819
40,008,000 United States Treasury Note/Bond
2 .250 02/15/52 24,254
4,021,000 United States Treasury Note/Bond
4 .625 05/15/54 3,907
201,105,000 United States Treasury Note/Bond
4 .375 08/15/54 183,649
TOTAL U.S. TREASURY SECURITIES 1,666,140
TOTAL GOVERNMENT BONDS
(Cost $5,547,760) 5,301,438
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
390,000 Brookfield Property Partners LP 5,304
681,850 Brookfield Property Partners LP 8,468
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,772
UTILITIES - 0.1%
490,000 Brookfield Infrastructure Partners LP 8,345
308,000 Brookfield Renewable Partners LP 5,519
TOTAL UTILITIES 13,864
TOTAL PREFERRED STOCKS
(Cost $46,746) 27,636
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (a) ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS
(Cost $1) 1
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.9%
ASSET BACKED - 1.2%
2,122,046 (f) Air Canada Pass Through Trust
3 .550 01/15/30 1,946
Series - 2017 1 (Class A)
900,000 (f) AMSR Trust
3 .148 01/19/39 867
Series - 2019 SFR1 (Class C)
1,000,000 (c),(f) BFLD Trust, (TSFR1M + 2.214%)
6 .612 10/15/35 43
Series - 2020 EYP (Class C)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 78,609 (c) C-BASS Trust, (TSFR1M + 0.274%)
3 .166% 07/25/36 $ 77
Series - 2006 CB6 (Class A1)
3,654,637 Delta Air Lines Pass Through Trust
2 .000 06/10/28 3,365
Series - 2020 1 (Class AA)
13,527,395 Delta Air Lines Pass Through Trust
2 .500 06/10/28 12,503
Series - 2020 1 (Class A)
21,582 (c),(f) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%)
5 .553 05/25/37 21
Series - 2007 2 (Class A2C)
5,750,000 (f) Frontier Issuer LLC
8 .300 08/20/53 5,963
Series - 2023 1 (Class B)
7,540,000 (f) Frontier Issuer LLC
6 .190 06/20/54 7,669
Series - 2024 1 (Class A2)
1,500,000 (f) Frontier Issuer LLC
11 .160 06/20/54 1,676
Series - 2024 1 (Class C)
2,877,601 (f) GoodLeap Sustainable Home Solutions Trust
2 .100 05/20/48 2,239
Series - 2021 3CS (Class A)
3,074,028 (f) GoodLeap Sustainable Home Solutions Trust
1 .930 07/20/48 2,362
Series - 2021 4GS (Class A)
11,239,369 (f) GoodLeap Sustainable Home Solutions Trust
2 .310 10/20/48 8,878
Series - 2021 5CS (Class A)
3,900,101 (f) GoodLeap Sustainable Home Solutions Trust
2 .700 01/20/49 3,242
Series - 2022 1GS (Class A)
2,983,722 (f) GoodLeap Sustainable Home Solutions Trust
2 .940 01/20/49 2,280
Series - 2022 1GS (Class B)
13,784,698 (f) GoodLeap Sustainable Home Solutions Trust
4 .950 07/20/49 12,701
Series - 2022 3CS (Class A)
8,297,000 (f) Grace Trust
2 .347 12/10/40 6,971
Series - 2020 GRCE (Class A)
1,715,106 (f) HERO Funding Trust
3 .840 09/21/40 1,583
Series - 2015 1A (Class A)
458,517 (f) HERO Funding Trust
3 .990 09/21/40 429
Series - 2014 2A (Class A)
872,543 (f) HERO Funding Trust
3 .750 09/20/41 802
Series - 2016 2A (Class A)
797,805 (f) HERO Funding Trust
4 .050 09/20/41 742
Series - 2016 1A (Class A)
307,489 (f) HERO Funding Trust
3 .080 09/20/42 275
Series - 2016 3A (Class A1)
2,477,699 (f) HERO Funding Trust
3 .710 09/20/47 2,192
Series - 2017 1A (Class A1)
2,412,230 (f) HERO Funding Trust
3 .190 09/20/48 2,085
Series - 2017 3A (Class A1)
565,218 (f) HERO Funding Trust
3 .280 09/20/48 492
Series - 2017 2A (Class A1)
2,632,512 (f) HERO Funding Trust
4 .670 09/20/48 2,409
Series - 2018 1A (Class A2)
2,038,640 (f) HERO Funding Trust
2 .240 09/20/51 1,658
Series - 2021 1A (Class A)
7,375,000 (f) Hertz Vehicle Financing III LLC
5 .570 09/25/29 7,420
Series - 2023 2A (Class A)
8,009 (c) Home Equity Asset Trust, (TSFR1M + 1.614%)
3 .986 06/25/33 8
Series - 2003 1 (Class M1)
2,821,767 (f) Loanpal Solar Loan Ltd
2 .290 01/20/48 2,227
Series - 2021 1GS (Class A)
4,888,811 (f) Loanpal Solar Loan Ltd
2 .220 03/20/48 3,754
Series - 2021 2GS (Class A)
2,500,000 (a),(f) Mosaic Solar Loan Trust
0 .000 04/20/46 1,228
Series - 2020 1A (Class R)
1,051,198 (f) Mosaic Solar Loan Trust
2 .100 04/20/46 911
Series - 2020 1A (Class A)
1,454,783 (f) Mosaic Solar Loan Trust
3 .100 04/20/46 1,240
Series - 2020 1A (Class B)

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 1,744,837 (f) Mosaic Solar Loan Trust
2 .050% 12/20/46 $ 1,317
Series - 2021 1A (Class B)
1,305,000 (f) Mosaic Solar Loan Trust
10 .000 09/20/49 1,126
Series - 2024 1A (Class D)
2,657,688 (f) Mosaic Solar Loan Trust
1 .440 06/20/52 2,121
Series - 2021 3A (Class A)
2,268,112 (f) Mosaic Solar Loans LLC
3 .820 06/22/43 2,119
Series - 2017 2A (Class A)
2,818,263 (f) Mosaic Solar Loans LLC
1 .640 04/22/47 2,275
Series - 2021 2A (Class A)
750,000 (f) Progress Residential Trust
2 .711 11/17/40 675
Series - 2021 SFR9 (Class D)
1,711,862 (f) Renew
3 .670 09/20/52 1,558
Series - 2017 1A (Class A)
3,480,425 (f) Renew
3 .950 09/20/53 3,148
Series - 2018 1 (Class A)
3,227,901 (f) Renew
2 .060 11/20/56 2,555
Series - 2021 1 (Class A)
4,326,330 SCE Recovery Funding LLC
0 .861 11/15/31 3,779
Series - 2021 A-1 (Class A)
204,461 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%)
5 .353 09/25/34 194
Series - 2004 8 (Class M1)
6,041,246 (f) Sunnova Helios VII Issuer LLC
2 .030 10/20/48 5,122
Series - 2021 C (Class A)
3,422,279 (f) Sunnova Helios VIII Issuer LLC
2 .790 02/22/49 2,987
Series - 2022 A (Class A)
2,229,136 (f) Sunnova Helios XII Issuer LLC
5 .600 08/22/50 2,100
Series - 2023 B (Class B)
2,494,791 (f) Sunrun Athena Issuer LLC
5 .310 04/30/49 2,347
Series - 2018 1 (Class A)
8,220,250 (f) Sunrun Atlas Issuer LLC
3 .610 02/01/55 7,643
Series - 2019 2 (Class A)
5,129,775 (f) Sunrun Callisto Issuer LLC
2 .270 01/30/57 4,303
Series - 2021 2A (Class A)
4,971,582 (f) Sunrun Julius Issuer LLC
6 .600 01/30/59 4,928
Series - 2023 2A (Class A1)
6,593,051 (f) Sunrun Jupiter Issuer LLC
4 .750 07/30/57 6,173
Series - 2022 1A (Class A)
2,997,071 (f) Sunrun Neptune Issuer LLC
6 .270 02/01/55 2,958
Series - 2024 1A (Class A)
4,586,270 (f) Tesla Auto Lease Trust
5 .890 06/22/26 4,602
Series - 2023 A (Class A3)
9,422,000 (f) Tesla Auto Lease Trust
6 .130 09/21/26 9,486
Series - 2023 B (Class A3)
2,240,000 (f) Tesla Auto Lease Trust
4 .790 01/20/27 2,243
Series - 2024 B (Class A2A)
2,385,000 (f) Tesla Auto Lease Trust
6 .220 03/22/27 2,415
Series - 2023 B (Class A4)
5,390,000 (f) Tesla Auto Lease Trust
5 .300 06/21/27 5,421
Series - 2024 A (Class A3)
5,380,000 (f) Tesla Auto Lease Trust
6 .570 08/20/27 5,460
Series - 2023 B (Class B)
10,265,000 (f) Tesla Auto Lease Trust
4 .820 10/20/27 10,295
Series - 2024 B (Class A3)
10,013,000 (f) Tesla Auto Lease Trust
4 .880 06/20/28 10,017
Series - 2024 B (Class A4)
5,237,787 (f) Tesla Electric Vehicle Trust
5 .540 12/21/26 5,258
Series - 2023 1 (Class A2A)
4,650,000 (f) Tesla Electric Vehicle Trust
5 .380 06/20/28 4,695
Series - 2023 1 (Class A3)
1,500,000 (f) Tesla Electric Vehicle Trust
5 .380 02/20/29 1,519
Series - 2023 1 (Class A4)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 8,614,207 Toyota Auto Receivables Owner Trust
0 .530% 10/15/26 $ 8,493
Series - 2021 B (Class A4)
12,675,684 (f) Vivint Colar Financing V LLC
4 .730 04/30/48 11,840
Series - 2018 1A (Class A)
4,316,908 (f) Vivint Solar Financing VII LLC
2 .210 07/31/51 3,816
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 247,246
OTHER MORTGAGE BACKED - 2.7%
4,000,000 (f) 225 Liberty Street Trust
3 .597 02/10/36 3,796
Series - 2016 225L (Class A)
66,426 (c),(f) Agate Bay Mortgage Trust
3 .500 09/25/45 60
Series - 2015 6 (Class A9)
4,075,000 (c),(f) Alen Mortgage Trust, (TSFR1M + 2.364%)
6 .762 04/15/34 2,914
Series - 2021 ACEN (Class C)
4,000,000 (f) BANK
2 .500 10/17/52 2,771
Series - 2019 BN21 (Class D)
6,500,000 (c) BANK
3 .517 10/17/52 5,367
Series - 2019 BN21 (Class C)
8,000,000 (c) BANK
3 .455 11/15/62 6,853
Series - 2019 BN22 (Class C)
4,940,000 (c),(f) BBCMS Mortgage Trust
4 .267 08/05/38 4,017
Series - 2018 CHRS (Class E)
2,750,000 (f) BBCMS Trust
4 .798 08/10/35 2,507
Series - 2015 SRCH (Class C)
1,316,000 (c),(f) BBCMS Trust
4 .957 08/10/35 1,182
Series - 2015 SRCH (Class D)
8,870,000 (c),(f) Benchmark Mortgage Trust
3 .899 03/15/62 6,346
Series - 2019 B10 (Class 3CCA)
5,200,000 (f) BMO 360A
3 .776 02/17/55 4,415
Series - 2022 C1 (Class 360A)
4,690,000 (c),(f) BX Commercial Mortgage Trust, (TSFR1M + 1.312%)
5 .709 10/15/38 4,683
Series - 2021 XL2 (Class C)
6,000,000 (c),(f) BX TRUST, (TSFR1M + 1.490%)
5 .887 01/17/39 5,964
Series - 2022 AHP (Class AS)
6,000,000 (c),(f) BX TRUST, (TSFR1M + 1.840%)
6 .237 01/17/39 5,943
Series - 2022 AHP (Class B)
2,901,500 (c),(f) CCRC Affordable Multifamily Housing Mortgage Trust
5 .636 06/25/34 2,562
Series - 2017 Q005 (Class B)
2,000,000 (c) CD Mortgage Trust
3 .879 11/10/49 1,680
Series - 2016 CD2 (Class B)
15,420,000 (f) Century Plaza Towers
2 .865 11/13/39 13,534
Series - 2019 CPT (Class A)
1,000,000 (c),(f) Century Plaza Towers
2 .997 11/13/39 865
Series - 2019 CPT (Class B)
1,750,000 (c),(f) Century Plaza Towers
2 .997 11/13/39 1,358
Series - 2019 CPT (Class E)
2,000,000 (c) Citigroup Commercial Mortgage Trust
4 .202 04/10/48 1,946
Series - 2015 GC29 (Class C)
1,615,000 Citigroup Commercial Mortgage Trust
3 .018 08/10/56 1,408
Series - 2019 GC41 (Class AS)
5,120,000 (f) COMM Mortgage Trust
4 .353 08/10/30 4,951
Series - 2013 300P (Class A1)
4,375,000 (f) COMM Mortgage Trust
3 .376 01/10/39 3,891
Series - 2022 HC (Class C)
3,500,000 (c),(f) COMM Mortgage Trust
4 .070 03/10/48 2,655
Series - 2015 CR22 (Class D)
1,000,000 (c) COMM Mortgage Trust
4 .332 05/10/48 811
Series - 2015 CR23 (Class D)
1,100,000 (c) COMM Mortgage Trust
4 .332 05/10/48 1,043
Series - 2015 CR23 (Class C)
2,500,000 (c) COMM Mortgage Trust
3 .463 08/10/48 2,226
Series - 2015 CR24 (Class D)

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 COMM Mortgage Trust
3 .263% 08/15/57 $ 896
Series - 2019 GC44 (Class AM)
4,000,000 (c),(f) Commercial Mortgage Pass Through Certificates
4 .084 01/10/39 3,499
Series - 2022 HC (Class D)
22,929,198 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%)
8 .069 03/25/42 24,096
Series - 2022 R03 (Class 1M2)
4,985,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%)
7 .569 04/25/42 5,170
Series - 2022 R05 (Class 2M2)
15,710,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%)
8 .419 05/25/42 16,662
Series - 2022 R06 (Class 1M2)
4,798,240 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%)
8 .169 07/25/42 5,066
Series - 2022 R08 (Class 1M2)
19,020,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%)
9 .310 09/25/42 20,655
Series - 2022 R09 (Class 2M2)
25,009,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%)
8 .310 12/25/42 26,720
Series - 2023 R01 (Class 1M2)
6,650,000 (c),(f) CSAIL Commercial Mortgage Trust
3 .677 06/15/37 6,128
Series - 2017 C8 (Class 85BA)
6,100,000 (c),(f) CSAIL Commercial Mortgage Trust
3 .677 06/15/37 5,324
Series - 2017 C8 (Class 85BB)
2,000,000 (c),(f) CSMC
3 .388 10/25/59 1,863
Series - 2019 NQM1 (Class M1)
2,740,610 (c),(f) CSMC
2 .405 10/25/66 2,374
Series - 2021 NQM8 (Class A3)
5,000,000 (c),(f) CSMC Trust
3 .728 11/10/32 3,388
Series - 2017 CALI (Class B)
102,725,000 (c),(f) DOLP Trust
0 .665 05/10/41 3,258
Series - 2021 NYC (Class X)
3,745,000 (c),(f) EFMT
6 .798 02/25/68 3,749
Series - 2023 1 (Class M1)
7,491,280 (c),(f) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%)
5 .832 11/15/38 7,487
Series - 2021 ELP (Class C)
2,996,512 (c),(f) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%)
6 .631 11/15/38 2,999
Series - 2021 ELP (Class E)
473,934 (c),(f) Flagstar Mortgage Trust
3 .972 10/25/47 422
Series - 2017 2 (Class B3)
2,077,753 (c),(f) Flagstar Mortgage Trust
3 .995 04/25/48 1,814
Series - 2018 2 (Class B4)
29,395 (c),(f) Flagstar Mortgage Trust
4 .000 09/25/48 27
Series - 2018 5 (Class A11)
816,977 (c),(f) Flagstar Mortgage Trust
4 .001 12/25/49 703
Series - 2019 2 (Class B4)
1,303,739 (c),(f) Flagstar Mortgage Trust
2 .500 04/25/51 1,037
Series - 2021 2 (Class A4)
4,018,527 (c),(f) Flagstar Mortgage Trust
2 .500 06/01/51 3,195
Series - 2021 4 (Class A21)
1,894,299 (c),(f) Flagstar Mortgage Trust
2 .967 11/25/51 1,469
Series - 2021 12 (Class B3)
10,260,000 Freddie Mac Multiclass Certificates Series
1 .878 01/25/31 8,726
Series - 2021 P009 (Class A2)
7,324,000 (c) Freddie Mac Multiclass Certificates Series
2 .760 02/25/32 6,309
Series - 2022 P013 (Class A2)
13,750,000 (c) Freddie Mac Multiclass Certificates Series
4 .606 09/25/33 13,255
Series - 2024 P016 (Class A2)
8,043,454 Freddie Mac Multifamily ML Certificates
1 .877 07/25/37 6,272
Series - 2021 21-ML08 (Class ML08)
38,523,015 (c),(f) Freddie Mac Multifamily ML Certificates
1 .771 11/25/37 4,246
Series - 2021 ML08 (Class XCA)
15,430,741 Freddie Mac Multifamily ML Certificates
2 .340 07/25/41 12,201
Series - 2021 ML12 (Class AUS)
3,339,936 Freddie Mac Multifamily Structured Pass Through Certificates
3 .871 07/25/33 3,104
Series - 2015 Q002 (Class A2)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 1,024,815 Freddie Mac Multifamily Structured Pass Through Certificates
1 .518% 09/25/35 $ 782
Series - 2020 Q012 (Class A3)
4,305,694 Freddie Mac Multifamily Structured Pass Through Certificates
1 .555 01/25/36 3,432
Series - 2020 Q014 (Class A1)
16,201,793 Freddie Mac Multifamily Variable Rate Certificate
3 .150 10/15/36 13,910
Series - 2022 M068 (Class A)
1,705,000 Freddie Mac Multifamily Variable Rate Certificate
4 .013 04/15/37 1,585
Series - 2022 M069 (Class A)
5,875,000 Freddie Mac Multifamily Variable Rate Certificate
1 .761 09/15/38 4,570
Series - 2020 M061 (Class A)
11,875,000 (f) Frontier Issuer LLC
6 .600 08/20/53 12,086
Series - 2023 1 (Class A2)
3,000,000 GS Mortgage Securities Trust
3 .143 10/10/49 2,869
Series - 2016 GS3 (Class AS)
830,000 (c) GS Mortgage Securities Trust
3 .950 11/10/49 703
Series - 2016 GS4 (Class C)
318,275 (c),(f) GS Mortgage-Backed Securities Corp Trust
3 .000 01/25/51 267
Series - 2020 PJ4 (Class A4)
23,581,921 (c),(f) GS Mortgage-Backed Securities Corp Trust
0 .251 03/27/51 283
Series - 2020 PJ5 (Class AX1)
642,121 (c),(f) GS Mortgage-Backed Securities Corp Trust
3 .000 03/27/51 538
Series - 2020 PJ5 (Class A4)
1,541,992 (c),(f) GS Mortgage-Backed Securities Corp Trust
2 .500 05/25/51 1,231
Series - 2020 PJ6 (Class A4)
5,039,505 (c),(f) GS Mortgage-Backed Securities Corp Trust
2 .500 10/25/51 4,007
Series - 2021 PJ5 (Class A4)
4,419,397 (c),(f) GS Mortgage-Backed Securities Corp Trust
3 .000 06/25/52 3,664
Series - 2022 PJ2 (Class A36)
2,146,129 (c),(f) GS Mortgage-Backed Securities Corp Trust
3 .000 09/25/52 1,779
Series - 2022 PJ4 (Class A36)
392,387 (c),(f) GS Mortgage-Backed Securities Trust
3 .612 05/25/50 335
Series - 2020 PJ1 (Class B2)
4,306,611 (c),(f) GS Mortgage-Backed Securities Trust
2 .500 01/25/52 3,424
Series - 2021 PJ8 (Class A4)
9,665,158 (c),(f) GS Mortgage-Backed Securities Trust
2 .500 01/25/52 7,684
Series - 2021 PJ7 (Class A4)
2,438,801 (c),(f) GS Mortgage-Backed Securities Trust
2 .721 01/25/52 1,892
Series - 2021 PJ7 (Class B2)
4,991,203 (c),(f) GS Mortgage-Backed Securities Trust
3 .000 10/25/52 4,138
Series - 2022 PJ5 (Class A36)
2,757,244 (c),(f) GS Mortgage-Backed Securities Trust
3 .000 01/25/53 2,286
Series - 2022 PJ6 (Class A24)
5,458,851 (c),(f) GS Mortgage-Backed Securities Trust
3 .500 02/25/53 4,677
Series - 2023 PJ1 (Class A24)
3,785,000 (f) Hudson Yards Mortgage Trust
2 .835 08/10/38 3,643
Series - 2016 10HY (Class A)
5,000,000 (c),(f) Hudson Yards Mortgage Trust
2 .977 08/10/38 4,801
Series - 2016 10HY (Class B)
5,000,000 (c),(f) Hudson Yards Mortgage Trust
2 .977 08/10/38 4,768
Series - 2016 10HY (Class C)
7,000,000 (f) Hudson Yards Mortgage Trust
3 .228 07/10/39 6,369
Series - 2019 30HY (Class A)
7,000,000 (c),(f) Hudson Yards Mortgage Trust
2 .943 12/10/41 5,628
Series - 2019 55HY (Class E)
4,000,000 (c),(f) Hudson Yards Mortgage Trust
2 .943 12/10/41 3,383
Series - 2019 55HY (Class D)
480,000 (c),(f) Imperial Fund Mortgage Trust
3 .531 10/25/55 428
Series - 2020 NQM1 (Class M1)
2,615,000 (c),(f) Imperial Fund Mortgage Trust
7 .100 10/25/67 2,621
Series - 2022 NQM6 (Class M1)
3,500,000 (f) Jackson Park Trust
2 .766 10/14/39 3,110
Series - 2019 LIC (Class A)

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 1,700,000 (c),(f) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.134%)
6 .532% 10/15/33 $ 1,638
Series - 2020 609M (Class B)
2,000,000 (c),(f) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.534%)
6 .932 10/15/33 1,849
Series - 2020 609M (Class C)
835,358 (c),(f) JP Morgan Mortgage Trust
6 .147 12/25/44 811
Series - 2015 1 (Class B1)
68,418 (c),(f) JP Morgan Mortgage Trust
3 .500 05/25/45 62
Series - 2015 3 (Class A19)
365,220 (c),(f) JP Morgan Mortgage Trust
3 .500 10/25/45 328
Series - 2015 6 (Class A13)
280,211 (c),(f) JP Morgan Mortgage Trust
3 .500 09/25/48 245
Series - 2018 3 (Class A13)
785,695 (c),(f) JP Morgan Mortgage Trust
3 .500 10/25/48 688
Series - 2018 5 (Class A13)
715,697 (c),(f) JP Morgan Mortgage Trust
5 .214 10/26/48 721
Series - 2017 5 (Class A2)
853,267 (c),(f) JP Morgan Mortgage Trust
3 .872 11/25/48 727
Series - 2017 4 (Class B5)
171,916 (c),(f) JP Morgan Mortgage Trust
4 .000 02/25/49 157
Series - 2018 9 (Class A13)
146,491 (c),(f) JP Morgan Mortgage Trust
4 .000 05/25/49 135
Series - 2019 1 (Class A15)
1,505,312 (c),(f) JP Morgan Mortgage Trust
3 .817 06/25/50 1,309
Series - 2020 1 (Class B2)
19,459,373 (c),(f) JP Morgan Mortgage Trust
0 .137 07/25/51 139
Series - 2021 3 (Class AX1)
13,656,147 (c),(f) JP Morgan Mortgage Trust
0 .131 08/25/51 94
Series - 2021 4 (Class AX1)
2,557,674 (c),(f) JP Morgan Mortgage Trust
2 .881 08/25/51 1,979
Series - 2021 4 (Class B2)
26,396,120 (c),(f) JP Morgan Mortgage Trust
0 .134 10/25/51 191
Series - 2021 6 (Class AX1)
2,949,805 (c),(f) JP Morgan Mortgage Trust
2 .500 10/25/51 2,351
Series - 2021 6 (Class A15)
1,108,020 (c),(f) JP Morgan Mortgage Trust
2 .500 12/25/51 881
Series - 2021 10 (Class A15)
999,688 (c),(f) JP Morgan Mortgage Trust
2 .500 02/25/52 795
Series - 2021 12 (Class A15)
3,462,772 (c),(f) JP Morgan Mortgage Trust
3 .138 04/25/52 2,679
Series - 2021 13 (Class B4)
1,646,797 (c),(f) JP Morgan Mortgage Trust
2 .500 05/25/52 1,309
Series - 2021 14 (Class A15)
3,035,500 (c),(f) JP Morgan Mortgage Trust
2 .927 05/25/52 2,493
Series - 2021 LTV2 (Class A3)
6,378,810 (c),(f) JP Morgan Mortgage Trust
3 .000 08/25/52 5,255
Series - 2022 2 (Class A25)
5,655,983 (c),(f) JP Morgan Mortgage Trust
3 .500 09/25/52 4,860
Series - 2022 LTV2 (Class A6)
3,118,848 (c),(f) JP Morgan Mortgage Trust
3 .000 12/25/52 2,586
Series - 2022 7 (Class 1A17)
1,501,964 (c),(f) JP Morgan Mortgage Trust
4 .000 12/25/52 1,330
Series - 2022 7 (Class 2A6A)
20,346,421 (c),(f) JP Morgan Mortgage Trust Series
3 .000 05/25/54 16,869
Series - 2024 3 (Class A9)
2,000,000 (c),(f) Manhattan West Mortgage Trust
2 .335 09/10/39 1,823
Series - 2020 1MW (Class C)
1,850,000 (f) MCR Mortgage Trust
5 .924 06/12/39 1,868
Series - 2024 TWA (Class A)
2,169,000 (c),(f) Menora Mivtachim Holdings Ltd
3 .939 02/17/55 1,519
Series - 2022 C1 (Class 360D)
129,081 (c) Morgan Stanley Capital I Trust
6 .079 12/12/49 46
Series - 2007 IQ16 (Class AJFX)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 783,845 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2 .500% 07/25/51 $ 687
Series - 2021 4 (Class A4)
6,465,583 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
4 .000 02/25/53 5,780
Series - 2023 1 (Class A7)
3,000,000 (c),(f) MSDB Trust
3 .316 07/11/39 2,762
Series - 2017 712F (Class A)
4,880,929 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%)
5 .915 07/15/36 4,439
Series - 2019 MILE (Class A)
6,750,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%)
6 .277 07/15/36 5,766
Series - 2019 MILE (Class B)
4,250,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%)
6 .677 07/15/36 3,385
Series - 2019 MILE (Class C)
9,800,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%)
7 .977 07/15/36 6,912
Series - 2019 MILE (Class E)
1,500,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%)
8 .727 07/15/36 976
Series - 2019 MILE (Class F)
24,447 (c) New York Mortgage Trust, (TSFR1M + 0.594%)
4 .933 02/25/36 24
Series - 2005 3 (Class A1)
4,728,843 (c),(f) OBX Trust
2 .500 07/25/51 3,760
Series - 2021 J2 (Class A19)
6,844,370 (c),(f) OBX Trust
3 .500 08/25/52 5,976
Series - 2022 J2 (Class A1)
1,429,024 (c),(f) Oceanview Mortgage Trust
2 .500 05/25/51 1,136
Series - 2021 1 (Class A19)
1,653,053 (c),(f) Oceanview Mortgage Trust
4 .500 11/25/52 1,527
Series - 2022 1 (Class A1)
11,800,000 (f) One Bryant Park Trust
2 .516 09/15/54 10,319
Series - 2019 OBP (Class A)
3,432,374 (f) One Market Plaza Trust
3 .614 02/10/32 3,211
Series - 2017 1MKT (Class A)
1,000,000 (f) One Market Plaza Trust
3 .845 02/10/32 901
Series - 2017 1MKT (Class B)
2,765,373 (c),(f) RCKT Mortgage Trust
2 .500 06/25/51 2,199
Series - 2021 2 (Class A21)
2,375,285 (c),(f) RCKT Mortgage Trust
2 .777 07/25/51 1,802
Series - 2021 3 (Class B4)
4,597,998 (c),(f) RCKT Mortgage Trust
2 .500 09/25/51 3,658
Series - 2021 4 (Class A21)
4,821,652 (c),(f) RCKT Mortgage Trust
2 .919 11/25/51 3,686
Series - 2021 5 (Class B4)
4,751,936 (c),(f) RCKT Mortgage Trust
3 .500 06/25/52 4,083
Series - 2022 4 (Class A22)
373,166 (c),(f) Sequoia Mortgage Trust
3 .500 05/25/45 335
Series - 2015 2 (Class A1)
161,419 (c),(f) Sequoia Mortgage Trust
3 .500 06/25/46 145
Series - 2016 1 (Class A19)
594,493 (c),(f) Sequoia Mortgage Trust
3 .722 09/25/47 549
Series - 2017 6 (Class B1)
8,037 (c),(f) Sequoia Mortgage Trust
4 .000 09/25/48 7
Series - 2018 7 (Class A19)
1,407,910 (c),(f) Sequoia Mortgage Trust
3 .000 04/25/50 1,176
Series - 2020 3 (Class A19)
3,344,497 (c),(f) Sequoia Mortgage Trust
5 .000 01/25/53 3,155
Series - 2023 1 (Class A19)
78,068,000 (c),(f) SLG Office Trust
0 .258 07/15/41 1,018
Series - 2021 OVA (Class X)
1,125,000 (c),(f) STWD Mortgage Trust, (TSFR1M + 1.371%)
5 .769 11/15/36 1,118
Series - 2021 LIH (Class AS)
4,000,000 (f) SUMIT Mortgage Trust
2 .789 02/12/41 3,418
Series - 2022 BVUE (Class A)
2,239,694 (c),(f) Verus Securitization Trust
2 .240 10/25/66 1,895
Series - 2021 7 (Class A3)

Social Choice

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 1,095,000 (c),(f) WB Commercial Mortgage Trust
5 .937% 03/15/40 $ 1,100
Series - 2024 HQ (Class A)
7,150,000 (f) Wells Fargo Commercial Mortgage Trust
6 .011 06/10/37 7,306
Series - 2024 SVEN (Class A)
87,752 (c),(f) Wells Fargo Mortgage Backed Securities Trust
4 .000 04/25/49 82
Series - 2019 2 (Class A17)
617,385 (c),(f) Wells Fargo Mortgage Backed Securities Trust
3 .000 07/25/50 514
Series - 2020 4 (Class A17)
6,340,321 (c),(f) Wells Fargo Mortgage Backed Securities Trust
2 .500 06/25/51 5,041
Series - 2021 2 (Class A17)
2,178,654 (c),(f) Wells Fargo Mortgage Backed Securities Trust
2 .500 12/25/51 1,732
Series - 2022 2 (Class A18)
145,780 (c),(f) WinWater Mortgage Loan Trust
3 .928 06/20/44 120
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 568,192
TOTAL STRUCTURED ASSETS
(Cost $890,587) 815,438
TOTAL LONG-TERM INVESTMENTS
(Cost $18,871,048) 20,807,375
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
124,287,124 (h) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (i) 124,287
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $124,287) 124,287
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.1%
5,349,000 Federal Home Loan Bank Discount Notes 0 .000 01/08/25 5,344
10,000,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 9,991
TOTAL GOVERNMENT AGENCY DEBT 15,335
REPURCHASE AGREEMENT - 0.3%
62,572,000 (j) Fixed Income Clearing Corporation 4 .460 01/02/25 62,572
TOTAL REPURCHASE AGREEMENT 62,572
TREASURY DEBT - 0.0%
10,000,000 United States Treasury Bill 0 .000 02/18/25 9,945
TOTAL TREASURY DEBT 9,945
TOTAL SHORT-TERM INVESTMENTS
(Cost $87,852) 87,852
TOTAL INVESTMENTS - 100.1%
(Cost $19,083,187) 21,019,514
OTHER ASSETS & LIABILITIES, NET - (0.1)% (14,483)
NET ASSETS - 100.0% $21,005,031
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
^ Amount represents less than $1,000.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $201,304,576.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,972,973,596 or 9.4% of Total
Investments.
(g) Perpetual security. Maturity date is not applicable.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $62,587,504 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $63,823,563.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 7,358 EUR 6,708 JPMorgan Chase Bank N.A 01/13/25 406
$ 4,767 EUR 4,400 Morgan Stanley Capital Services 01/13/25 207
Total   $ 613
Total unrealized appreciation on forward foreign currency contracts  $ 613
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

Money Market
Portfolio of Investments December 31, 2024

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 99.9%
GOVERNMENT AGENCY DEBT - 20.4%
$ 20,290,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000% 01/21/25 $ 20,239
16,000,000 Federal Farm Credit Banks Funding Corp 5 .000 03/28/25 15,999
42,940,000 Federal Farm Credit Banks Funding Corp 5 .125 05/22/25 42,925
20,500,000 Federal Farm Credit Discount Notes 0 .000 02/19/25 20,364
40,600,000 Federal Farm Credit Discount Notes 0 .000 02/21/25 40,319
23,870,000 Federal Farm Credit Discount Notes 0 .000 04/09/25 23,584
40,445,000 Federal Farm Credit Discount Notes 0 .000 04/23/25 39,894
41,000,000 Federal Farm Credit Discount Notes 0 .000 07/08/25 40,086
40,500,000 Federal Home Loan Bank Discount Notes 0 .000 01/16/25 40,418
60,500,000 Federal Home Loan Bank Discount Notes 0 .000 01/23/25 60,323
3,500,000 Federal Home Loan Bank Discount Notes 0 .000 01/30/25 3,486
73,509,000 Federal Home Loan Bank Discount Notes 0 .000 02/05/25 73,176
20,240,000 Federal Home Loan Bank Discount Notes 0 .000 02/06/25 20,146
62,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/10/25 61,672
81,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/14/25 80,524
82,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/18/25 81,475
21,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/21/25 20,850
83,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/26/25 82,380
150,000 Federal Home Loan Bank Discount Notes 0 .000 02/28/25 149
6,500,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 6,431
40,850,000 Federal Home Loan Bank Discount Notes 0 .000 04/02/25 40,349
16,280,000 Federal Home Loan Bank Discount Notes 0 .000 04/11/25 16,062
57,500,000 Federal Home Loan Bank Discount Notes 0 .000 04/17/25 56,662
81,000,000 Federal Home Loan Bank Discount Notes 0 .000 05/16/25 79,496
22,800,000 Federal Home Loan Bank Discount Notes 0 .000 05/23/25 22,409
17,000,000 Federal Home Loan Bank Discount Notes 0 .000 05/29/25 16,653
85,000,000 Federal Home Loan Bank Discount Notes 0 .000 06/06/25 83,481
228,000,000 Federal Home Loan Bank Discount Notes 0 .000 06/16/25 223,469
246,500,000 Federal Home Loan Bank Discount Notes 0 .000 07/18/25 240,860
37,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/26/25 35,940
5,200,000 Federal Home Loan Banks 5 .000 02/28/25 5,203
163,000,000 Federal Home Loan Banks 4 .470 03/11/25 162,991
18,740,000 Federal Home Loan Banks 5 .125 05/15/25 18,736
7,958,000 Federal Home Loan Mortgage Corp 1 .500 02/12/25 7,924
56,100,000 Federal Home Loan Mortgage Corp 0 .375 09/23/25 54,567
8,440,000 Federal National Mortage Association 0 .500 06/17/25 8,290
61,200,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 61,149
81,500,000 Tennessee Valley Authority Discount Notes 0 .000 01/22/25 81,294
TOTAL GOVERNMENT AGENCY DEBT 1,989,975
REPURCHASE AGREEMENT - 41.1%
2,314,000,000
(a)
Bank of New York Mellon 4 .450 01/02/25 2,314,000
1,690,380,000
(b)
Fixed Income Clearing Corporation 4 .460 01/02/25 1,690,380
TOTAL REPURCHASE AGREEMENT 4,004,380
TREASURY DEBT - 24.2%
327,250,000 United States Treasury Bill 0 .000 01/09/25 326,921
246,000,000 United States Treasury Bill 0 .000 02/06/25 244,947
20,250,000 United States Treasury Bill 0 .000 02/20/25 20,110
122,000,000 United States Treasury Bill 0 .000 03/04/25 121,069
83,000,000 United States Treasury Bill 0 .000 03/18/25 82,234
123,000,000 United States Treasury Bill 0 .000 04/10/25 121,536
326,500,000 United States Treasury Bill 0 .000 04/17/25 322,394
120,500,000 United States Treasury Bill 0 .000 04/24/25 118,865
184,700,000 United States Treasury Bill 0 .000 05/15/25 181,399
89,400,000 United States Treasury Bill 0 .000 05/29/25 87,805
166,000,000 United States Treasury Bill 0 .000 06/05/25 162,924
65,750,000 United States Treasury Bill 0 .000 06/12/25 64,297
40,000,000 United States Treasury Bill 0 .000 09/04/25 38,947
41,000,000 United States Treasury Bill- When Issued 0 .000 02/25/25 40,722
165,000,000 United States Treasury Bill- When Issued 0 .000 10/02/25 160,178

Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 54,640,290
(c)
United States Treasury Inflation Indexed Bonds 0 .250% 01/15/25 $ 54,563
62,250,000 United States Treasury Note/Bond 3 .875 04/30/25 61,996
21,000,000 United States Treasury Note/Bond 2 .125 05/15/25 20,770
138,250,000 United States Treasury Note/Bond 0 .250 09/30/25 134,341
TOTAL TREASURY DEBT 2,366,018
VARIABLE RATE SECURITIES - 14.2%
110,000,000
(d)
Federal Home Loan Banks, (SOFR + 0.020%) 4 .390 04/10/25 110,004
202,000,000
(d)
Federal Home Loan Banks, (SOFR + 0.005%) 4 .375 05/09/25 202,000
574,000,000
(d)
Federal Home Loan Banks, (SOFR - 0.000%) 4 .370 05/20/25 574,000
328,000,000
(d)
Federal Home Loan Banks, (SOFR - 0.000%) 4 .370 05/22/25 328,000
166,000,000
(d)
Federal Home Loan Banks, (SOFR + 0.005%) 4 .375 06/23/25 166,000
TOTAL VARIABLE RATE SECURITIES 1,380,004
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,740,377) 9,740,377
TOTAL INVESTMENTS - 99.9%
(Cost $9,740,377) 9,740,377
OTHER ASSETS & LIABILITIES, NET - 0.1% 8,195
NET ASSETS - 100.0% $9,748,572
SOFR Secured Overnight Financing Rate
(a) Agreement with Bank of New York Mellon, 4.450% dated 12/31/24 to be repurchased at $2,327,180,612 on 1/2/25, collateralized by Government Agency Securities, with coupon rates
0.125%–4.625% and maturity dates 3/31/26–9/30/28, valued at $2,360,280,086.
(b) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $1,690,798,839 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 0.125%–4.375% and maturity dates 7/15/26–7/31/26, valued at $1,724,187,770.
(c) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-842-2252 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

College Retirement Equities Fund

Date: March 7, 2025	By: /s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 7, 2025	By: /s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President
(principal executive officer)

Date: March 7, 2025	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)